UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22201

Direxion Shares ETF Trust
(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.), 28th Floor

New York, NY 10019
(Address of principal executive offices) (Zip code)

1301 Avenue of the Americas (6th Ave.), 28th Floor

New York, NY 10019
(Name and address of agent for service)

1-800-851-0511

Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2022

Date of reporting period: October 31, 2022

Item 1. Report to Stockholders.

(a)

DIREXION SHARES ETF TRUST

ANNUAL REPORT OCTOBER 31, 2022

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  www.direxioninvestments.com

1X BEAR FUNDS

Direxion Daily CSI 300 China A Share Bear 1X Shares

Direxion Daily S&P 500® Bear 1X Shares

Direxion Daily AAPL Bear 1X Shares

Direxion Daily AMZN Bear 1X Shares

Direxion Daily GOOGL Bear 1X Shares

Direxion Daily MSFT Bear 1X Shares

Direxion Daily TSLA Bear 1X Shares

1.5X BULL FUNDS

Direxion Daily AAPL Bull 1.5X Shares

Direxion Daily AMZN Bull 1.5X Shares

Direxion Daily GOOGL Bull 1.5X Shares

Direxion Daily MSFT Bull 1.5X Shares

Direxion Daily TSLA Bull 1.5X Shares

2X BULL FUNDS	2X BEAR FUNDS
Direxion Daily CSI 300 China A Share Bull 2X Shares
Direxion Daily CSI China Internet Index Bull 2X Shares
Direxion Daily S&P 500® Bull 2X Shares
Direxion Daily S&P 500® Equal Weight Bull 2X Shares
Direxion Daily MSCI Brazil Bull 2X Shares
Direxion Daily MSCI India Bull 2X Shares
Direxion Daily Cloud Computing Bull 2X Shares
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares
Direxion Daily Energy Bull 2X Shares	Direxion Daily Energy Bear 2X Shares
Direxion Daily FinTech Bull 2X Shares
Direxion Daily Global Clean Energy Bull 2X Shares
Direxion Daily Gold Miners Index Bull 2X Shares	Direxion Daily Gold Miners Index Bear 2X Shares
Direxion Daily Junior Gold Miners Index Bull 2X Shares	Direxion Daily Junior Gold Miners Index Bear 2X Shares
Direxion Daily Metal Miners Bull 2X Shares
Direxion Daily Oil Services Bull 2X Shares
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
Direxion Daily Select Large Caps & FANGs Bull 2X Shares
Direxion Daily Software Bull 2X Shares
Direxion Daily TIPS Bull 2X Shares	Direxion Daily TIPS Bear 2X Shares
Direxion Daily Travel & Vacation Bull 2X Shares
Direxion Daily US Infrastructure Bull 2X Shares

Letter to Shareholders (Unaudited)	4
Letter to Single Stock Shareholders (Unaudited)	14
Performance Summary (Unaudited)	19
Expense Example (Unaudited)	58
Allocation of Portfolio Holdings (Unaudited)	62
Schedules of Investments	63
Statements of Assets and Liabilities	108
Statements of Operations	118
Statements of Changes in Net Assets	128
Financial Highlights	148
Notes to the Financial Statements	153
Report of Independent Registered Public Accounting Firm	188
Supplemental Information (Unaudited)	191
Board Review of Investment Advisory Agreement (Unaudited)	193
Board Review of Liquidity Risk Management Program (Unaudited)	198
Trustees and Officers (Unaudited)	199

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Letter to Shareholders

Dear Shareholders,

This Annual Report for the Direxion Shares exchange-traded funds (the "ETFs") covers the period from November 1, 2021 to October 31, 2022 (the "Annual Period").

Market Review:

Signs of broad-based inflation began in the fall of 2021, leading to a shaky global equity market environment. At the time, most experts predicted inflation levels were transitory, quelling investor concerns temporarily. Equity markets began to pick up through December, ending the year on a high. However, it soon became clear the widespread inflation was not going anywhere and the Federal Reserve announced an acceleration of monetary policy that was implemented through a series of interest rate hikes to combat inflation. Simultaneously, the highly contagious Covid-19 Omicron variant spread across the world and, despite high vaccination rates, breakthrough infections were at an all-time high. However, by the end of the Annual Period, Covid was far less of a concern for investors. Just as markets were looking up again, with the S&P 500 posting its first monthly gain in March 2022, Russia invaded Ukraine, and the effects of the invasion rippled across equity markets, as energy prices surged and fears of wider-spread conflict grew. In response, the United States and other western nations imposed extreme economic sanctions on Russia. Markets were very volatile on the heels of the Russian invasion, and the first two quarters of 2022 saw a shrinking U.S. GDP. June earnings reports were surprisingly strong, despite a mid-month S&P low. Despite these numbers, July was a strong month, but this positive sentiment did not last long. A hawkish speech from Federal Reserve Chair, Jerome Powell, in August negatively impacted markets around the world. September was another rough month for equities, with both the S&P 500 and NASDAQ dropping roughly 10%. Global markets fared no better, as the UK entered a recession, and China faced mass protests and unrest. October saw a modest increase in stocks as the Federal Reserve indicated it will pull back on its aggressive tightening in the near future after positive third quarter readings, but overall sentiment was still generally low. Investors are pivoting towards more risk-off investments in an attempt to navigate historic inflation levels, geopolitical conflict and high interest rates, although traditional safe haven investments, such as commodities, are less appealing than they have been in the past.

The U.S. bond market was in consistent decline for the majority of the Annual Period, oftentimes diverging from trends in the equities markets. In the fall, treasuries and international bonds were experiencing the worst performance of the Annual Period, as concerns over rising interest rates and inflation began. As inflation worsened and proved to be less transitory than initially predicted, central banks around the world pivoted towards more hawkish policies. In December, the Federal Reserve announced there would be three or four rate hikes throughout 2022, as well as a tapering of U.S. treasury asset purchases. In late February, the Russian invasion of Ukraine rippled through the global financial system, including fixed income markets. The U.S. Treasury yield curve started to flatten as the 10-20 year bond spread grew and became inverted. While bonds have typically been considered a way to hedge a portfolio against equities, this strategy has not typically held true in the current market environment. After the positive indication that the Federal Reserve is starting to get a handle on inflation, the global bond market saw a slight rebound, but the yield curve remained inverted at the end of the Annual Period, which remains a concern for many investors.

Direxion Shares Operational Review:

The discussion below relates to the performance of the ETFs for the Annual Period. The ETFs are leveraged and seek daily investment results, before fees and expenses, of 200%, -100% or -200% of the performance of a particular benchmark. All ETF returns are NAV (net asset value) returns.

The ETFs, as stated above, seek daily investment results. They do not seek to track a multiple of their respective benchmarks for periods longer than one day and the performance of the ETFs over longer periods may not correlate to their benchmarks' performance. The ETFs should not be held by investors for long periods and should be used as short-term trading vehicles. These products are not suitable for all investors, and should be utilized only by sophisticated investors who understand the risks associated with the use of leverage, the consequences of seeking daily leveraged investment results and intend to actively monitor and manage their investments.

DIREXION ANNUAL REPORT
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The ETFs with the word "Bull" in their name (the "Bull ETFs"), attempt to provide investment results that correlate to 200%, before fees and expenses, of the daily performance of a benchmark index, meaning the Bull Funds attempt to move in the same direction as their respective target benchmark index.

The Funds with the word "Bear" in their name (the "Bear ETFs"), attempt to provide investment results that correlate to -100% or -200%, before fees and expenses, of the daily performance of a benchmark index, meaning that the Bear Funds attempt to move in the opposite, or inverse, direction of their respective target benchmark index.

In seeking to achieve each ETF's daily investment results, Rafferty Asset Management, LLC ("Rafferty" or the "Adviser"), relies upon a pre-determined investment model to generate orders resulting in repositioning each ETF's investments in accordance with its daily investment objective. Using this approach, Rafferty determines the type, quantity and mix of investment positions that it believes in combination should produce daily returns consistent with an ETF's objective. As a consequence, if an ETF is performing as designed, the return of the benchmark index will dictate the return for that ETF. Each ETF pursues its investment objective regardless of market conditions and does not take defensive positions.

Each ETF has a clearly articulated goal which requires the ETF to seek economic exposure significantly in excess of its net assets. To meet its objectives, each ETF invests in some combination of financial instruments, including derivatives. Each ETF invests significantly in derivatives, including swap agreements. Rafferty uses these types of investments to produce economically "leveraged" investment results. Leveraging allows Rafferty to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of an ETF.

The ETFs may use certain investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate dramatically over time. Additionally, use of such instruments may increase the volatility of the ETFs. The use of derivatives may expose the ETFs to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives, such as counterparty risk. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Because each ETF seeks daily investment results of its relevant benchmark, a comparison of the return of the ETF to the relevant benchmark tells you little about whether an ETF has met its investment objective. To determine if an ETF has met its daily investment goals, Rafferty maintains models which indicate the expected performance of each ETF as compared to the underlying relevant index. The models do not take into account the ETF's expense ratio or any transaction or trading fees associated with creating or maintaining an ETF's portfolio.

Factors Affecting Direxion Shares Performance:

Benchmark Performance – The daily performance of each ETF's benchmark index, and the factors and market conditions implicitly affecting that index, are the primary factors driving ETF performance. Given the daily goals, the series of daily index returns are most important. The market conditions that affected the benchmark indexes during the past year are described below.

Leverage – Each ETF seeks daily investment results (before fees and expenses) of either 200% (for the Bull ETFs) or -100% or -200% (for the Bear ETFs) of the daily performance of its respective underlying index. The use of leverage magnifies an ETF's gains or losses and increases the investment's risk and volatility. The Bear ETFs seek to achieve inverse magnified correlation to their respective underlying indexes.

Volatility and Compounding – The goal of leveraged ETFs is to provide a multiple of the daily return of an underlying index. Over periods longer than a single day, an ETF should not be expected to provide its respective multiple of the return of the underlying index. Due to the effects of compounding, a universal mathematical concept that applies to all investments, returns of the ETFs over longer periods are greater or less than the ETF's daily stated goal. Periods of high volatility that lack a clear trend hurt an ETF's performance while trending, low volatility markets enhance an ETF's performance.

Cost of Financing – In order to attain leveraged exposure, a Bull ETF incurs a cost of SOFR plus or minus a spread and a Bear ETF receives SOFR plus or minus a spread as applied to the borrowed portion of the ETF's exposure. The spread varies

DIREXION ANNUAL REPORT
5

by both Fund and counterparty and is a function of market demand, hedging costs, access to balance sheet, borrow volatility, current counterparty exposure and administrative costs associated with the swap counterparty. Generally for most of the Bull ETFs, the financing costs will have a negative effect on tracking, but for Bear ETFs, the financing cost will have a positive effect on tracking. An increase in interest rates which effects the cost of financing will further impact an ETF's performance and ability to track its index.

Optimized Baskets – Each Bull ETF holds a basket of equities designed to provide returns that track its underlying index. In order to decrease transaction costs, certain Bull ETFs hold only a representative sample, or optimized basket, that tracks closely over time, but deviates from its underlying index in the short-term.

Equity Dividends and Bond Interest – Equity Bull ETFs are positively impacted by equity and index dividends as the ETFs receive those payments. Equity Bear ETFs are negatively impacted as they are obligated to pay the dividends. Treasury Bull ETFs receive interest, accrued on a daily basis, to account for the Treasury's semi-annual coupon payments while the Treasury Bear ETFs pay interest, accrued on a daily basis.

Fees, Expenses, and Transaction Costs – Fees and expenses are listed in each ETF's prospectus and may be higher than many traditional index ETFs' fees, which cause a greater negative impact on ETF performance. Transactions costs are not included in the expense ratio of the ETFs. Transaction costs can be higher due to the ETF's use of leverage, frequent creation and redemption activity, or trading securities that are comparatively less liquid.

Direxion Shares Performance Review:

The Direxion Daily CSI 300 China A Share Bear 1X Shares seeks to provide -100% of the daily return of the CSI 300 Index. The CSI 300 Index is a modified free-float market capitalization weighted index comprised of the largest and most liquid stocks in the Chinese A-share market. Index constituent stocks must have been listed for more than three months (unless the stock's average daily A-share market capitalization since its initial listing ranks among the top 30 of all A-shares) and must not be experiencing obvious abnormal fluctuations or market manipulations. For the Annual Period, the CSI 300 Index returned -36.09%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily CSI 300 China A Share Bear 1X Shares returned 45.10%, while the model indicated an expected return of 44.75%.

The Direxion Daily S&P 500® Bear 1X Shares seeks to provide -100% of the daily return of the S&P 500® Index. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. Standard & Poor's® selects the stocks comprising the S&P 500® Index on the basis of market capitalization, financial viability of the company and the public float, liquidity and price of a company's shares outstanding. The index is a float-adjusted, market capitalization-weighted index. For the Annual Period, the S&P 500® Index returned -14.61%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily S&P 500® Bear 1X Shares 12.88%, while the model indicated an expected return of 11.11%.

The Direxion Daily CSI 300 China A Share Bull 2X Shares seeks to provide 200% of the daily return of the CSI 300 Index. The CSI 300 Index is a modified free-float market capitalization weighted index comprised of the largest and most liquid stocks in the Chinese A-share market. Index constituent stocks must have been listed for more than three months (unless the stock's average daily A-share market capitalization since its initial listing ranks among the top 30 of all A-shares) and must not be experiencing obvious abnormal fluctuations or market manipulations. For the Annual Period, the CSI 300 Index returned -36.09%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily CSI 300 China A Share Bull 2X Shares returned -60.95%, while the model indicated an expected return -62.63%.

The Direxion Daily CSI China Internet Index Bull 2X Shares seeks to provide 200% of the daily return of the CSI Overseas China Internet Index. The CSI Overseas China Internet Index is provided by China Securities Index Co., LTD. The index is designed to measure the performance of the investable universe of publicly traded China-based companies whose primary business or businesses are in the internet and internet-related sectors, as defined by the index sponsor, China Securities

DIREXION ANNUAL REPORT
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Index Co., Ltd. A China-based company is a company that meets at least one of the following criteria: 1) the company is incorporated in mainland China; 2) its headquarters are in mainland China; or 3) at least 50% of the revenue from goods produced or sold, or services performed in mainland China. The index provider then removes securities that during the past year had a daily average trading value of less than $500,000 or a daily average market capitalization of less than $500 million. For the Annual Period, the CSI Overseas China Internet Index returned -57.28%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily CSI China Internet Index Bull 2X Shares returned -88.53%, while the model indicated an expected return of -88.19%.

The Direxion Daily S&P 500® Bull 2X Shares seek to provide 200% of the daily return of the S&P 500® Index. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. Standard & Poor's® selects the stocks comprising the S&P 500® Index on the basis of market capitalization, financial viability of the company and the public float, liquidity and price of a company's shares outstanding. The index is a float-adjusted market capitalization-weighted index. For the Annual Period, the S&P 500® Index returned -14.61%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily S&P 500® Bull 2X Shares returned -32.51%, while the model indicated an expected return of -30.88%.

The Direxion Daily S&P 500® Equal Weight Bull 2X Shares seeks to provide 200% of the daily return of the S&P 500® Equal Weight Index. The S&P 500® Equal Weight Index consists of all of the components of the S&P 500® Index. The Index is an equal-weighted version of the S&P 500® Index. Unlike the S&P 500® Index, which employs a float-adjusted market capitalization weighted methodology, the Index assigns each component security the same weight upon rebalance. The Index is a stock market index tracking the performance of 500 large companies listed on stock exchanges in the United States. Since the Fund's inception on January 20, 2022, the S&P 500® Equal Weight Index returned -9.94%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. Since inception, the Direxion Daily S&P 500® Equal Weight Bull 2X Shares returned -24.27%, while the model indicated an expected return of -22.35%.

The Direxion Daily MSCI Brazil Bull 2X Shares seeks to provide 200% of the daily return of the MSCI Brazil 25/50 Index. The MSCI Brazil 25/50 Index is designed to measure the performance of the large- and mid-capitalization segments of the Brazilian equity market, covering approximately 85% of the free float-adjusted market capitalization of Brazilian issuers. For the Annual Period, the MSCI Brazil 25/50 Index returned 24.55%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily MSCI Brazil Bull 2X Shares returned 37.79%, while the model indicated an expected return of 41.27%.

The Direxion Daily MSCI India Bull 2X Shares seeks to provide 200% of the daily return of the MSCI India Index. The MSCI India Index is designed to measure the performance of the large- and mid-capitalization segments of the Indian equity market, covering approximately 85% of companies in the Indian equity universe. For the Annual Period, the MSCI India Index returned -6.89%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily MSCI India Bull 2X Shares returned -21.15%, while the model indicated an expected return of -18.70%.

The Direxion Daily Cloud Computing Bull 2X Shares seeks to provide 200% of the daily return of the Indxx USA Cloud Computing Index. The Indxx USA Cloud Computing Index is provided by Indxx, LLC. and includes domestic companies that deliver cloud computing infrastructure, platforms, or services. The companies included in the Index are involved in the delivery of computing services – servers, storage, databases, networking, software, analytics, and more, over the internet, which is often referred to as the "Cloud." The Index Provider has defined cloud computing to include three themes: Infrastructure as a service; Platform as a service; and Software as a service. For the Annual Period, the Indxx USA Cloud Computing Index returned -46.98%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Cloud Computing Bull 2X Shares returned -77.03%, while the model indicated an expected return of -76.49%.

DIREXION ANNUAL REPORT
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The Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares seeks to provide 200% of the daily return of the Indxx US Electric and Autonomous Vehicles Index. The Indxx US Electric and Autonomous Vehicles Index is designed to track the performance of electric and autonomous vehicles companies. The Index Provider defines electric and autonomous vehicles companies as those companies that derive at least 50% of their revenues from the following activities (or "sub-themes"): Manufacturers – companies that manufacture and sell electric or autonomous vehicles; Enablers – companies that build infrastructure or create technology for electric or autonomous vehicles, such as charging docks and batteries; and Software and Technology Services – companies that engage in the development of software and technology for electric or autonomous vehicles. Since the Fund's inception on August 11, 2022, the Indxx US Electric and Autonomous Vehicles Index returned -36.07%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. Since inception, the Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares returned -61.92%, while the model indicated an expected return of -60.76%.

The Direxion Daily Energy Bull 2X Shares and the Direxion Daily Energy Bear 2X Shares seek to provide 200% and -200%, respectively, of the daily return of the Energy Select Sector Index. The Energy Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the energy sector which includes the following industries: oil, gas and consumable fuels; and energy equipment and services. For the Annual Period, the Energy Select Sector Index returned 63.73%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Energy Bull 2X Shares returned 130.82%, while the model indicated an expected return of 136.92%. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying index volatility. The Direxion Daily Energy Bear 2X Shares returned -73.67%, while the model indicated an expected return of -74.14%.

The Direxion Daily FinTech Bull 2X Shares seeks to provide 200% of the daily return of the Indxx US FinTech and Decentralized Finance Index. The Indxx US FinTech and Decentralized Finance Index includes U.S.-listed securities, including ADRs, of companies that derive a minimum of 50% of their total revenue from offering technology-driven financial services ("FinTech"), including companies that facilitate decentralized finance systems. Indxx, the Index Provider, defines FinTech as being comprised of the following types of companies: Digital Payments, Point-of-Sale, Personal Finance Software and Credit/Debit Card Issuers, Tax Compliance Software and Backend Payment Processing, Decentralized Finance, Financial Enterprise Solutions, and Peer-to-Peer Lending and Crowdfunding. Since the Fund's inception on January 20, 2022, the Indxx US FinTech and Decentralized Finance Index returned -23.74%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. Since Inception, the Direxion Daily FinTech Bull 2X Shares returned -49.76%, while the model indicated an expected return of -48.39%.

The Direxion Daily Global Clean Energy Bull 2X Shares seeks to provide 200% of the daily return of the S&P Global Clean Energy Index. The S&P Global Clean Energy Index is designed to track the performance of companies from developed markets whose economic fortunes are tied to the global clean energy business. The Index has a target constituent count of 100 and is limited to those stocks traded on a developed market exchange that meet or exceed, at the time of inclusion, $300 million in total market capitalization, $100 million in float adjusted market capitalization, and $3 million average daily value traded over a six month period. The Index is rebalanced semiannually. For the Annual Period, the S&P Global Clean Energy Index returned -24.04%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. Since inception, the Direxion Daily Global Clean Energy Bull 2X Shares returned -50.82%, while the model indicated an expected return of -50.60%.

The Direxion Daily Gold Miners Index Bull 2X Shares and the Direxion Daily Gold Miners Index Bear 2X Shares seek to provide 200% and -200%, respectively, of the daily return of the NYSE Arca Gold Miners Index. The NYSE Arca Gold Miners Index is a modified market capitalization weighted index comprised of publicly traded companies that operate globally in both developed and emerging markets, and are involved primarily in mining for gold and, to a lesser extent, in mining for silver. The index will limit the weight of companies whose revenues are more significantly exposed to silver mining to less than 20% of the index at each rebalance date. The index may include small- and mid-capitalization companies and foreign issuers For the Annual Period, the NYSE Arca Gold Miners Index returned -22.19%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Gold Miners Index Bull 2X Shares returned -49.11%,

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while the model indicated an expected return of -47.29%. The Direxion Daily Gold Miners Index Bear 2X Shares returned 15.05%, while the model indicated an expected return of 12.36%.

The Direxion Daily Junior Gold Miners Index Bull 2X Shares and the Direxion Daily Junior Gold Miners Index Bear 2X Shares seek to provide 200% and -200%, respectively, of the daily return of the MVIS Global Junior Gold Miners Index. The MVIS Global Junior Gold Miners Index tracks the performance of foreign and domestic micro-, small- and mid-capitalization companies that generate, or demonstrate the potential to generate, at least 50% of their revenues from, or have at least 50% of their assets related to, gold mining and/or silver mining, hold real property or have mining projects that have the potential to produce at least 50% of the company's revenue from gold or silver mining when developed, or primarily invest in gold or silver. For the Annual Period, the MVIS Global Junior Gold Miners Index returned -30.47%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Junior Gold Miners Index Bull 2X Shares returned -61.33%, while the model indicated an expected return of -59.91%. The Direxion Daily Junior Gold Miners Index Bear 2X Shares returned 22.45%, while the model indicated an expected return of 19.75%.

The Direxion Daily Metal Miners Bull 2X Shares seeks to provide 200% of the daily return of the S&P Metals & Mining Select Industry Index. The S&P Metals & Mining Select Industry Index is a modified equal-weighted index that is designed to measure the performance of the equity securities of companies in the S&P Total Market Index that are classified by the Global Industry Classification Standard (GICS) as being in the metals and mining industry. The metals and mining industry includes companies in the following sub-industries: aluminum; coal & consumable fuels; copper; diversified metals & mining; gold; precious metals & minerals; silver; and steel. The Index does not include metal commodities. Since the Fund's inception on December 16, 2021, the S&P Metals & Mining Select Industry Index returned 18.31%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. Since Inception, the Direxion Daily Metal Miners Bull 2X Shares returned 17.60%, while the model indicated an expected return of 20.94%.

The Direxion Daily Oil Services Bull 2X Shares seeks to provide 200% of the daily return of the MVIS US Listed Oil Services 25 Index. The MVIS US Listed Oil Services 25 Index includes companies that have common stocks or depositary receipts listed on a U.S. stock exchange and that provide services to the oil industry. To be eligible for initial inclusion in the Index, companies must generate at least 50% of their revenues from providing services to upstream oil companies, such as those engaged primarily in providing oil equipment, oil services or oil drilling. Of the largest 50 such stocks by full market capitalization, the top 25 by free-float market capitalization and three-month average daily trading volume are included in the Index. Since the Fund's inception on January 20, 2022, the MVIS US Listed Oil Services 25 Index returned 34.89%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. Since inception, the Direxion Daily Oil Services Bull 2X Shares returned 46.21%, while the model indicated an expected return of 49.50%.

The Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares sought to provide 200% of the daily return of the Indxx Global Robotics & Artificial Intelligence Thematic Index. The Indxx Global Robotics & Artificial Intelligence Thematic Index is designed to provide exposure to exchange-listed companies in developed markets that are expected to benefit from the adoption and utilization of robotics and/or artificial intelligence, including companies involved in developing industrial robots and production systems, automated inventory management, unmanned vehicles, voice/image/text recognition, and medical robots or robotic instruments, as defined by the index provider, Indxx. Companies must have a minimum market capitalization of $100 million and a minimum average daily turnover for the last 6 months greater than, or equal to, $2 million in order to be eligible for inclusion in the Index. For the Annual Period, the Indxx Global Robotics & Artificial Intelligence Thematic Index returned -47.16%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares returned -76.73%, while the model indicated an expected return of -75.86%.

The Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares and the Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares seek to provide 200% and -200%, respectively, of the daily return of the S&P Oil & Gas Exploration & Production Select Industry Index. The S&P Oil & Gas Exploration & Production Select Industry Index is provided by Standard & Poor's

DIREXION ANNUAL REPORT
9

and includes domestic companies from the oil and gas exploration and production sub-industry. The index is designed to measure the performance of a sub-industry or group of sub-industries determined based on the Global Industry Classification Standards. For the Annual Period, the S&P Oil & Gas Exploration & Production Select Industry Index returned 46.11%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares returned 68.43%, while the model indicated an expected return of 73.04%. The Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares returned -74.40%, while the model indicated an expected return of -74.75%.

The Direxion Daily Select Large Caps & FANGs Bull 2X Shares seeks to provide 200% of the daily return of the ICE FANG 20 Index. The ICE FANG 20 Index is an equal weighted index designed to include Facebook, Apple, Amazon, Netflix and (Alphabet's) Google (i.e., the FANGs) and similar highly-traded growth stocks of technology and tech-enabled companies, such as Microsoft, from the information technology, communication services and consumer discretionary sectors. The Index consists of 20 stocks or depository receipts that are listed on a U.S. Exchange that have a minimum of a $5 billion market capitalization and a 6-month average daily trading value of at least $50 million. The Index selects companies whose economic fortunes are tied to technologies such as social networking, autonomous driving, electric vehicles, smartphones, mobile payments, e-commerce, online games, streaming media, online entertainment, cryptocurrencies, blockchain, big data, artificial intelligence, machine learning, digital advertising, cloud services and other innovative technologies. The Index is reconstituted and rebalanced quarterly. For the Annual Period, the ICE FANG 20 Index returned -54.53%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Select Large Caps & FANGs Bull 2X Shares returned -84.62%, while the model indicated an expected return of -84.18%.

The Direxion Daily Software Bull 2X Shares seeks to provide 200% of the daily return of the S&P North American Expanded Technology Software Index. The S&P North American Expanded Technology Software Index measures the performance of the constituents of the S&P North American Technology Software Index (the "Underlying Index") as well as certain eligible supplemental stocks. The Underlying Index measures the performance of U.S. and Canadian stocks that are classified in the application software, systems software and home entertainment software sub-industries of the Global Industry Classification Standard (GICS) information technology sector. At its quarterly rebalances, the Index is weighted by float-adjusted market capitalization, subject to the following diversification requirements: (1) the weight of a single component cannot exceed 8.5%, and (2) the aggregate weight of the Index components with a weight greater than 4.5% cannot exceed 45%. Since the Fund's inception on December 16, 2021, the S&P North American Expanded Technology Software Index returned -33.17%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. Since inception, the Direxion Daily Software Bull 2X Shares returned -61.60%, while the model indicated an expected return of -60.58%.

The Direxion Daily TIPS Bull 2X Shares and the Direxion Daily TIPS Bear 2X Shares seek to provide 200% and -200%, respectively, of the daily return of the Solactive TIPS ETF Index. The Solactive TIPS ETF Index provides exposure to the iShares TIPS Bond ETF, which seeks to track the investment results of an index composed of inflation-protected U.S Treasury bonds, commonly known as "TIPS." TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. Since the Funds' inception on April 7, 2022, the Solactive TIPS ETF Index returned -8.29%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. Since inception, the Direxion Daily TIPS Bull 2X Shares returned -17.76%, while the model indicated an expected return of -16.31%. Since inception, the Direxion Daily TIPS Bear 2X Shares returned 19.60%, while the model indicated an expected return of 17.12%.

The Direxion Daily Travel & Vacation Bull 2X Shares seeks to provide 200% of the daily return of the BlueStar® Travel and Vacation Index. The BlueStar® Travel and Vacation Index is provided by MV Index Solutions GmbH and is comprised of US listed stocks, including depository receipts, of companies that are "Travel and Vacation" companies, as defined by the Index Provider. To be eligible for inclusion in the Index, a company must either (a) derive 25% or more of its revenue from, or devote 25% or more of its annual budget to, operating theme parks and/or hotels or (b) derive 50% or more of its revenue from, or devote 50% or more of its annual budget to the following activities: 1. Hotel accommodations; 2. Commercial airlines; 3. Casino resorts; 4. Hotel time shares; 5. Ski resorts; 6. Cruises; 7. Hotel real estate investment trusts; 8. Performing arts centers; 9. Online travel and event booking; 10. Specialty travel and experiences (such as outer

DIREXION ANNUAL REPORT
10

space passenger travel), and 11. Operation of theme parks. For the Annual Period, the BlueStar® Travel and Vacation Index returned -22.67%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Travel & Vacation Bull 2X Shares returned -50.05%, while the model indicated an expected return of -48.68%.

The Direxion Daily US Infrastructure Bull 2X Shares seeks to provide 200% of the daily return of the Indxx US Infrastructure Index. The Indxx US Infrastructure Index is designed to track the performance of U.S. listed securities, including ADRs, of companies which are involved in infrastructure through engineering, design, maintenance, and construction of infrastructure projects. The Index Provider defines infrastructure as being comprised of Construction & Engineering Services and Industrial Transportation companies. Companies that derive a minimum of 50% of their total revenue from Construction & Engineering Services or Industrial Transportation are eligible for inclusion. The Index Provider screens companies based on various market capitalization and liquidity metrics and selects the top 100 securities by market capitalization. In case there are fewer than 100 securities in the selection list, all the securities will form the portfolio. The Index constituents are equally weighted and the Index is reconstituted and rebalanced annually. For the Annual Period, the Indxx US Infrastructure Index returned 1.96%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily US Infrastructure Bull 2X Shares returned -3.44%, while the model indicated an expected return of -1.28%.

Index Volatility:

The Annual Period was extremely volatile, leaving investors without a clear strategy, and no clear sector winner. Typically defensive stocks were not immune to the volatility, and the market cycles were moving unpredictably. The VIX Index, a measure of volatility and market sentiment, averaged 25.20 during the Annual Period, with a high of 36.45 in early March 2022, whereas the average for the previous five years was 20.94.

Index	Return	Volatility
CSI 300 Index	-36.09%	24.75%
S&P 500® Index	-14.61%	23.08%
CSI Overseas China Internet Index	-57.28%	69.80%
S&P 500® Equal Weight Index[1]	-9.94%	23.52%
MSCI Brazil 25/50 Index	24.55%	34.69%
MSCI India Index	-6.89%	21.67%
Indxx USA Cloud Computing Index	-46.98%	41.87%
Indxx US Electric and Autonomous Vehicles Index[2]	-36.07%	49.84%
Energy Select Sector Index	63.73%	34.94%
Indxx US Fintech and Decentralized Finance Index[1]	-23.74%	34.94%
S&P Global Clean Energy Index	-24.04%	38.85%
NYSE Arca Gold Miners Index	-22.19%	32.56%
MVIS Global Junior Gold Miners Index	-30.47%	42.86%
S&P Metals and Mining Select Industry Index[3]	18.31%	40.87%
MVIS US Listed Oil Services 25 Index[1]	34.89%	49.94%
Indxx Global Robotics & Artificial Intelligence Thematic Index	-47.16%	34.44%
S&P Oil & Gas Exploration & Production Select Industry Index	46.11%	45.58%
ICE FANG 20 Index	-54.53%	51.22%
S&P North American Expanded Technology Software Index[3]	-33.17%	37.68%
Solactive TIPS ETF Index[4]	-8.29%	9.37%
BlueStar® Travel and Vacation Index	-22.67%	38.96%
Indxx US Infrastructure Index	1.96%	22.56%

1  January 20, 2022 through October 31, 2022

2  August 11, 2022 through October 31, 2022

3  December 16, 2021 through October 31, 2022

4  April 7, 2022 through October 31, 2022

DIREXION ANNUAL REPORT
11

As always, we thank you for using the Direxion Shares ETFs and we look forward to our mutual success.

Best Regards,

Patrick Rudnick	Corey Noltner
Principal Executive Officer	Principal Financial Officer

An investor should carefully consider a Fund's investment objective, risks, charges, and expenses before investing. A Fund's prospectus and summary prospectus contain this and other information about the Direxion Shares. To obtain a Fund's prospectus and summary prospectus call 866-476-7523 or visit our website at direxion.com. A Fund's prospectus and summary prospectus should be read carefully before investing.

Investing in a Direxion Shares ETF may be more volatile than investing in broadly diversified funds. The use of leverage by an ETF increases the risk to the ETF. The Direxion Shares ETFs are not suitable for all investors and should be utilized only by sophisticated investors who understand leverage risk, consequences of seeking daily leveraged, or daily inverse leveraged, investment results and intend to actively monitor and manage their investment. The Direxion Shares ETFs are not designed to track their respective underlying indices over a period of time longer than one day.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. For the most recent month-end performance please visit the Funds website at direxion.com.

Short-term performance, in particular, is not a good indication of the Fund's future performance, and an investment should not be made based solely on returns. Because of ongoing market volatility, Fund performance may be subject to substantial short-term changes. For additional information, see the Fund's prospectus.

Shares of the Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Market Price returns are based upon the midpoint of the bid/ask spread at 4:00 pm EST (when NAV is normally calculated) and do not represent the returns you would receive if you traded shares at other times. Brokerage commissions will reduce returns. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at NAV. Some performance results reflect expense reimbursements or recoupments and fee waivers in effect during certain periods shown. Absent these reimbursements or recoupments and fee waivers, results would have been less favorable.

LIBOR (London Interbank Offered Rate) is the average interest rate estimated by leading banks in London that they would be charged if borrowing from other banks.

Direxion Shares Risks – An investment in the ETFs involves risk, including the possible loss of principal. The ETFs are non-diversified and include risks associated with concentration risk that results from the ETFs' investments in a particular industry or sector which can increase volatility. The use of derivatives such as futures contracts, forward contracts, options and swaps are subject to market risks that may cause their price to fluctuate over time. The ETFs do not attempt to, and should not be expected to; provide returns which are a multiple of the return of their respective underlying index for periods other than a single day. For other risks including correlation, leverage, compounding, market volatility and specific risks regarding each sector, please read each ETF's prospectus.

DIREXION ANNUAL REPORT
12

The views of this letter were those of the Adviser as of October 31, 2022 and may not necessarily reflect its views on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the ETFs' present investment methodology and do not constitute investment advice.

Distributed by: Foreside Fund Services, LLC

DIREXION ANNUAL REPORT
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Letter to Single Stock Shareholders

Dear Shareholders,

This Annual Report for the Direxion Shares exchange traded funds (the "ETFs") covers the period from November 1, 2021 to October 31, 2022 (the "Annual Period").

Market Review:

Signs of broad-based inflation began in the fall of 2021, leading to a shaky global equity market environment. At the time, most experts predicted inflation levels were transitory, quelling investor concerns temporarily. Equity markets began to pick up through December, ending the year on a high. However, it soon became clear the widespread inflation was not going anywhere and the Federal Reserve announced an acceleration of monetary policy that was implemented through a series of interest rate hikes to combat inflation. Simultaneously, the highly contagious Covid-19 Omicron variant spread across the world and, despite high vaccination rates, breakthrough infections were at an all-time high. However, by the end of the Annual Period, Covid was far less of a concern for investors. Just as markets were looking up again, with the S&P 500 posting its first monthly gain in March 2022, Russia invaded Ukraine, and the effects of the invasion rippled across equity markets, as energy prices surged and fears of wider-spread conflict grew. In response, the United States and other western nations imposed extreme economic sanctions on Russia. Markets were very volatile on the heels of the Russian invasion, and the first two quarters of 2022 saw a shrinking U.S. GDP. June earnings reports were surprisingly strong, despite a mid-month S&P low. Despite these numbers, July was a strong month, but this positive sentiment did not last long. A hawkish speech from Federal Reserve Chair, Jerome Powell, in August negatively impacted markets around the world. September was another rough month for equities, with both the S&P 500 and NASDAQ dropping roughly 10%. Global markets fared no better, as the UK entered a recession, and China faced mass protests and unrest. October saw a modest increase in stocks as the Federal Reserve indicated it will pull back on its aggressive tightening in the near future after positive third quarter readings, but overall sentiment was still generally low. Investors are pivoting towards more risk-off investments in an attempt to navigate historic inflation levels, geopolitical conflict and high interest rates, although traditional safe haven investments, such as commodities, are less appealing than they have been in the past.

The U.S. bond market was in consistent decline for the majority of the Annual Period, oftentimes diverging from trends in the equities markets. In the fall, treasuries and international bonds were experiencing the worst performance of the Annual Period, as concerns over rising interest rates and inflation began. As inflation worsened and proved to be less transitory than initially predicted, central banks around the world pivoted towards more hawkish policies. In December, the Federal Reserve announced there would be three or four rate hikes throughout 2022, as well as a tapering of U.S. treasury asset purchases. In late February, the Russian invasion of Ukraine rippled through the global financial system, including fixed income markets. The U.S. Treasury yield curve started to flatten as the 10-20 year bond spread grew and became inverted. While bonds have typically been considered a way to hedge a portfolio against equities, this strategy has not typically held true in the current market environment. After the positive indication that the Federal Reserve is starting to get a handle on inflation, the global bond market saw a slight rebound, but the yield curve remained inverted at the end of the Annual Period, which remains a concern for many investors.

Direxion Shares Operational Review:

The discussion below relates to the performance of the ETFs for the Annual Period. The ETFs are leveraged or inverse and seek daily investment results, before fees and expenses, of 150% or -100% (opposite or inverse) of the performance of a particular security. All ETF returns are NAV (net asset value) returns.

The ETFs, as stated above, seek daily investment results. They do not seek to track a multiple of their respective underlying security for periods of longer than one day, and the performance of the ETFs over longer periods may not correlate to their underlying security's performance. The ETFs should not be held by investors for long periods, and should be used as short-term trading vehicles. These products are not suitable for all investors, and should be utilized only by sophisticated investors who understand the risks associated with the use of leverage, the consequences of seeking daily leveraged investment results and intend to actively monitor and manage their investments.

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14

The ETFs with the word "Bull" in their name (the "Bull ETFs"), attempt to provide investment results that correlate to 150%, before fees and expenses, of the daily performance of an underlying security, meaning the Bull Funds attempt to move in the same direction as their respective target underlying security.

The Funds with the word "Bear" in their name (the "Bear ETFs"), attempt to provide investment results that correlate to -100%, before fees and expenses, of the daily performance of an underlying security, meaning that the Bear Funds attempt to move in the opposite, or inverse, direction of their respective target underlying security.

In seeking to achieve each ETF's daily investment results, Rafferty Asset Management, LLC ("Rafferty" or the "Adviser"), relies upon a pre-determined investment model to generate orders resulting in repositioning each ETF's investments in accordance with its daily investment objective. Using this approach, Rafferty determines the type, quantity and mix of investment positions that it believes in combination should produce daily returns consistent with an ETF's objective. As a consequence, if an ETF is performing as designed, the return of the underlying security will dictate the return for that ETF. Each ETF pursues its investment objective regardless of market conditions and does not take defensive positions.

Each ETF has a clearly articulated goal which requires the ETF to seek economic exposure significantly in excess of its net assets. To meet its objectives, each ETF invests in some combination of financial instruments, including derivatives. Each ETF invests significantly in derivatives, including swap agreements. Rafferty uses these types of investments to produce economically "leveraged" investment results. Leveraging allows Rafferty to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of an ETF.

The ETFs may use certain investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate dramatically over time. Additionally, use of such instruments may increase the volatility of the ETFs. The use of derivatives may expose the ETFs to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives, such as counterparty risk. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Because each ETF seeks daily investment results of a particular underlying security, a comparison of the return of the ETF to the relevant common shares tells you little about whether an ETF has met its investment objective. To determine if an ETF has met its daily investment goals, Rafferty maintains models which indicate the expected performance of each ETF as compared to the respective underlying security. The models do not take into account the ETF's expense ratio or any transaction or trading fees associated with creating or maintaining an ETF's portfolio.

Factors Affecting Direxion Shares Performance:

Benchmark Performance – The daily performance of each ETF's underlying security, and the factors and market conditions implicitly affecting that underlying security, are the primary factors driving ETF performance. Given the daily goals, the series of daily underlying security returns are most important. The market conditions that affected the underlying security during the past year are described below.

Leverage – Each ETF seeks daily investment results (before fees and expenses) of either 150% (for the Bull ETFs) or -100% (for the Bear ETFs) of the performance of its respective underlying security. The use of leverage magnifies an ETF's gains or losses and increases the investment's risk and volatility. The Bear ETFs seek to achieve inverse magnified correlation to their respective underlying security.

Volatility and Compounding – The goal of leveraged ETFs is to provide a multiple of the daily return of a particular underlying security. Over periods longer than a single day, an ETF should not be expected to provide its respective multiple of the return of the particular underlying security. Due to the effects of compounding, a universal mathematical concept that applies to all investments, returns of the ETFs over longer periods are greater or less than the ETF's daily stated goal.

DIREXION ANNUAL REPORT
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Periods of high volatility that lack a clear trend hurt an ETF's performance while trending, low volatility markets enhance an ETF's performance.

Cost of Financing – In order to attain leveraged exposure, a Bull ETF incurs a cost of SOFR plus or minus a spread and a Bear ETF receives SOFR plus or minus a spread as applied to the borrowed portion of the ETF's exposure. The spread varies by both Fund and counterparty and is a function of market demand, hedging costs, access to balance sheet, borrow volatility, current counterparty exposure and administrative costs associated with the swap counterparty. Generally for most of the Bull ETFs, the financing costs will have a negative effect on tracking, but for Bear ETFs, the financing cost will have a positive effect on tracking. An increase in interest rates which effects the cost of financing will further impact an ETF's performance and ability to track its underlying security.

Equity Dividends and Bond Interest – Equity Bull ETFs are positively impacted by equity and common shares dividends as the ETFs receive those payments. Equity Bear ETFs are negatively impacted as they are obligated to pay the dividends.

Fees, Expenses, and Transaction Costs – Fees and expenses are listed in each ETF's prospectus and may be higher than many traditional ETFs' fees, which cause a greater negative impact on ETF performance. Transactions costs are not included in the expense ratio of the ETFs. Transaction costs can be higher due to the ETF's use of leverage, frequent creation and redemption activity, or trading securities that are comparatively less liquid.

Direxion Shares Performance Review:

The Direxion Daily AAPL Bull 1.5X Shares and the Direxion Daily AAPL Bear 1X Shares seek to provide 150% and -100%, respectively, of the daily return of the common shares of Apple Inc. (NASDAQ: AAPL). Apple Inc. designs, manufactures, and markets smartphones, personal computers, tablets, wearables, and accessories worldwide. It also sells various related services. Since the Funds' inception on August 9, 2022, the common shares of Apple Inc. returned -6.99%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the common shares alone should not generate expectations of annual performance of the ETFs. The Direxion Daily AAPL Bull 1.5X Shares returned -12.48%, while the model indicated an expected return of -11.63%. The Direxion Daily AAPL Bear 1X Shares returned 4.95%, while the model indicated an expected return of 4.38%.

The Direxion Daily AMZN Bull 1.5X Shares and the Direxion Daily AMZN Bear 1X Shares seek to provide 150% and -100%, respectively, of the daily return of the common shares of Amazon.com, Inc. (NASDAQ: AMZN). Amazon.com, Inc. engages in the retail sale of consumer products and subscriptions in North America and internationally. The company operates through three segments: North America, International, and Amazon Web Services. Since the Funds' inception on September 7, 2022, the common shares of Amazon.com, Inc. returned -18.77%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the common shares alone should not generate expectations of annual performance of the ETFs. The Direxion Daily AMZN Bull 1.5X Shares returned -28.42%, while the model indicated an expected return of -30.54%. The Direxion Daily AMZN Bear 1X Shares returned 19.48%, while the model indicated an expected return of 22.20%.

The Direxion Daily GOOGL Bull 1.5X Shares and the Direxion Daily GOOGL Bear 1X Shares seek to provide 150% and -100%, respectively, of the daily return of the class A shares of Alphabet Inc. (NASDAQ: GOOGL). Alphabet Inc. provides online advertising services in the United States, Europe, the Middle East, Africa, the Asia-Pacific, Canada, and Latin America. Since the Funds' inception on September 7, 2022, the common shares of Alphabet Inc. returned -11.52%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the common shares alone should not generate expectations of annual performance of the ETFs. The Direxion Daily GOOGL Bull 1.5X Shares returned -18.30%, while the model indicated an expected return of -12.54%. The Direxion Daily GOOGL Bear 1X Shares returned 10.68%, while the model indicated an expected return of 13.01%.

The Direxion Daily MSFT Bull 1.5X Shares and the Direxion Daily MSFT Bear 1X Shares seek to provide 150% and -100%, respectively, of the daily return of the common shares of Microsoft Corporation (NASDAQ: MSFT). Microsoft Corporation develops, licenses, and supports software, services, devices, and solutions worldwide. Since the Funds' inception on

DIREXION ANNUAL REPORT
16

September 7, 2022, the common shares of Microsoft Corporation returned -8.34%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the common shares alone should not generate expectations of annual performance of the ETFs. The Direxion Daily MSFT Bull 1.5X Shares returned -13.82%, while the model indicated an expected return of -15.52%. The Direxion Daily MSFT Bear 1X Shares returned 6.88%, while the model indicated an expected return of 8.47%.

The Direxion Daily TSLA Bull 1.5X Shares and the Direxion Daily TSLA Bear 1X Shares seek to provide 150% and -100%, respectively, of the daily return of the common shares of Tesla, Inc. (NASDAQ: TSLA). Tesla, Inc. designs, manufactures and sells electric vehicles and electric vehicle powertrain components. Since the Funds' inception on August 9, 2022, the common shares of Tesla, Inc. returned -21.65%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the common shares alone should not generate expectations of annual performance of the ETFs. The Direxion Daily TSLA Bull 1.5X Shares returned -33.40%, while the model indicated an expected return of -29.72%. The Direxion Daily TSLA Bear 1X Shares returned 20.84%, while the model indicated an expected return of 17.21%.

Common Shares Volatility:

The Annual Period was extremely volatile, leaving investors without a clear strategy, and no clear sector winner. Typically defensive stocks were not immune to the volatility, and the market cycles were moving unpredictably. The VIX Index, a measure of volatility and market sentiment, averaged 25.20 during the Annual Period, with a high of 36.45 in early March 2022, whereas the average for the previous five years was 20.94.

Common Shares	Return	Volatility
Common shares of Apple Inc. (AAPL)[1]	-6.99%	36.60%
Common shares of Amazon.com, Inc. (AMZN)[2]	-18.77%	47.38%
Class A shares of Alphabet Inc. (GOOGL)[2]	-11.52%	41.12%
Common shares of Microsoft Corporation (MSFT)[2]	-8.34%	41.26%
Common shares of Tesla, Inc. (TSLA)[1]	-21.65%	52.01%

1  August 9, 2022 through October 31, 2022

2  September 7, 2022 through October 31, 2022

As always, we thank you for using the Direxion Shares ETFs and we look forward to our mutual success.

Best Regards,

Patrick Rudnick	Corey Noltner
Principal Executive Officer	Principal Financial Officer

Investing in the funds involves a high degree of risk. Unlike traditional ETFs, or even other leveraged and/or inverse ETFs, these leveraged and/or inverse single-stock ETFs track the price of a single stock rather than an index, eliminating the benefits of diversification. Leveraged and inverse ETFs pursue daily leveraged investment objectives, which means they are riskier than alternatives which do not use leverage. They seek daily goals and should not be expected to track the underlying stock's performance over periods longer than one day. They are not suitable for all investors and should be utilized only by investors who understand leverage risk and who actively manage their investments. The Funds will lose money if the underlying stock's performance is flat, and it is possible that the Bull Fund will lose money even if the underlying stock's performance increases, and the

DIREXION ANNUAL REPORT
17

Bear Fund will lose money even if the underlying stock's performance decreases, over a period longer than a single day. An investor could lose the full principal value of his or her investment in a single day.

An investor should carefully consider a Fund's investment objective, risks, charges, and expenses before investing. A Fund's prospectus and summary prospectus contain this and other information about the Direxion Shares. To obtain a Fund's prospectus and summary prospectus call 866-476-7523 or visit our website at direxion.com. A Fund's prospectus and summary prospectus should be read carefully before investing.

Shares of the Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Market Price returns are based upon the midpoint of the bid/ask spread at 4:00 pm EST (when NAV is normally calculated) and do not represent the returns you would receive if you traded shares at other times. Brokerage commissions will reduce returns. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at NAV. Some performance results reflect expense reimbursements or recoupments and fee waivers in effect during certain periods shown. Absent these reimbursements or recoupments and fee waivers, results would have been less favorable.

Direxion Shares ETF Risks – An investment in the ETFs involves risk, including the possible loss of principal. The ETFs are non-diversified and include risks associated with concentration that results from an ETF's investments in a particular company, which can increase volatility. The use of derivatives such as futures contracts and swaps are subject to market risks that may cause their price to fluctuate over time. The ETFs do not attempt to, and should not be expected to, provide returns which are a multiple of the return of their respective underlying security for periods other than a single day. For other risks including leverage, correlation, daily compounding, market volatility and risks specific to an industry, sector, or company, please read each ETF's prospectus.

The views of this letter were those of the Adviser as of October 31, 2022 and may not necessarily reflect its views on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the ETFs' present investment methodology and do not constitute investment advice.

Distributed by: Foreside Fund Services, LLC

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Direxion Daily CSI 300 China A Share Bear 1X Shares

Performance Summary (Unaudited)

June 17, 20151 - October 31, 2022

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily CSI 300 China A Share Bear 1X Shares (NAV)	45.10%	-6.12%	-4.58%	-6.00%
Direxion Daily CSI 300 China A Share Bear 1X Shares (Market Price)	45.19%	-6.10%	-4.56%	-6.00%
CSI 300 Index	-36.09%	-2.71%	-2.63%	-5.09%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. As stated in the current prospectus, the Fund's total annual fund operating expense ratio (gross) is 0.76%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.80% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified inverse multiple (-100%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The CSI 300 Index is a modified free-float market capitalization weighted index comprised of the largest and most liquid stocks in the Chinese A-share market. Index constituent stocks must have been listed for more than three months (unless the stock's average daily A-share market capitalization since its initial listing ranks among the top 30 of all A-shares) and must not be experiencing obvious abnormal fluctuations or market manipulations. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -100% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT
19

Direxion Daily S&P 500® Bear 1X Shares

Performance Summary (Unaudited)

June 8, 20161 - October 31, 2022

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily S&P 500® Bear 1X Shares (NAV)	12.88%	-13.95%	-11.76%	-12.42%
Direxion Daily S&P 500® Bear 1X Shares (Market Price)	12.94%	-13.95%	-11.75%	-12.41%
S&P 500® Index	-14.61%	10.22%	10.44%	11.96%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. As stated in the current prospectus, the Fund's total annual fund operating expense ratio (gross) is 0.55%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.45% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified inverse multiple (-100%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. Most of the common stocks in the S&P 500® Index are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and are generally listed on the New York Stock Exchange. The performance of the S&P 500® Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -100% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT
20

Direxion Daily AAPL Bear 1X Shares

Performance Summary (Unaudited)

August 9, 20221 - October 31, 2022

Total Return[2]
Since Inception
Direxion Daily AAPL Bear 1X Shares (NAV)	4.95%
Direxion Daily AAPL Bear 1X Shares (Market Price)	4.91%
Common shares of Apple, Inc.	-6.99%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 0.99%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (-100%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Fund seeks daily inverse investment results, before fees and expenses, of 100% of the inverse (or opposite) of the performance of the common shares of Apple, Inc. stock (NASDAQ: AAPL).

Market Exposure

The Fund seeks daily exposure of -100% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT
21

Direxion Daily AMZN Bear 1X Shares

Performance Summary (Unaudited)

September 7, 20221 - October 31, 2022

Total Return[2]
Since Inception
Direxion Daily AMZN Bear 1X Shares (NAV)	19.48%
Direxion Daily AMZN Bear 1X Shares (Market Price)	19.44%
Common shares of Amazon, Inc.	-18.77%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 0.99%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (-100%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Fund seeks daily inverse investment results, before fees and expenses, of 100% of the inverse (or opposite) of the performance of the common shares of Amazon.com, Inc. stock (NASDAQ: AMZN).

Market Exposure

The Fund seeks daily exposure of -100% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT
22

Direxion Daily GOOGL Bear 1X Shares

Performance Summary (Unaudited)

September 7, 20221 - October 31, 2022

Total Return[2]
Since Inception
Direxion Daily GOOGL Bear 1X Shares (NAV)	10.68%
Direxion Daily GOOGL Bear 1X Shares (Market Price)	10.80%
Common shares of Alphabet, Inc. Class A	-11.52%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 0.99%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (-100%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Fund seeks daily inverse investment results, before fees and expenses, of 100% of the inverse (or opposite) of the performance of the common shares of Alphabet, Inc. stock (NASDAQ: GOOGL).

Market Exposure

The Fund seeks daily exposure of -100% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT
23

Direxion Daily MSFT Bear 1X Shares

Performance Summary (Unaudited)

September 7, 20221 - October 31, 2022

Total Return[2]
Since Inception
Direxion Daily MSFT Bear 1X Shares (NAV)	6.88%
Direxion Daily MSFT Bear 1X Shares (Market Price)	6.91%
Common shares of Microsoft Corp.	-8.34%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 0.99%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (-100%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Fund seeks daily inverse investment results, before fees and expenses, of 100% of the inverse (or opposite) of the performance of the common shares of Microsoft Corp. stock (NASDAQ: MSFT).

Market Exposure

The Fund seeks daily exposure of -100% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT
24

Direxion Daily TSLA Bear 1X Shares

Performance Summary (Unaudited)

August 9, 20221 - October 31, 2022

Total Return[2]
Since Inception
Direxion Daily TSLA Bear 1X Shares (NAV)	20.84%
Direxion Daily TSLA Bear 1X Shares (Market Price)	20.76%
Common shares of Tesla, Inc.	-21.65%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 0.99%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (-100%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Fund seeks daily inverse investment results, before fees and expenses, of 100% of the inverse (or opposite) of the performance of the common shares of Tesla, Inc. stock (NASDAQ: TSLA).

Market Exposure

The Fund seeks daily exposure of -100% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT
25

Direxion Daily AAPL Bull 1.5X Shares

Performance Summary (Unaudited)

August 9, 20221 - October 31, 2022

Total Return[2]
Since Inception
Direxion Daily AAPL Bull 1.5X Shares (NAV)	-12.48%
Direxion Daily AAPL Bull 1.5X Shares (Market Price)	-12.40%
Common shares of Apple, Inc.	-6.99%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 0.99%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (150%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Fund seeks daily inverse investment results, before fees and expenses, of 150% of the performance of the common shares of Apple, Inc. stock (NASDAQ: AAPL).

Market Exposure

The Fund seeks daily exposure of 150% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT
26

Direxion Daily AMZN Bull 1.5X Shares

Performance Summary (Unaudited)

September 7, 20221 - October 31, 2022

Total Return[2]
Since Inception
Direxion Daily AMZN Bull 1.5X Shares (NAV)	-28.42%
Direxion Daily AMZN Bull 1.5X Shares (Market Price)	-28.46%
Common shares of Amazon, Inc.	-18.77%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 0.99%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (150%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Fund seeks daily inverse investment results, before fees and expenses, of 150% of the performance of the common shares of Amazon.com, Inc. stock (NASDAQ: AMZN).

Market Exposure

The Fund seeks daily exposure of 150% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT
27

Direxion Daily GOOGL Bull 1.5X Shares

Performance Summary (Unaudited)

September 7, 20221 - October 31, 2022

Total Return[2]
Since Inception
Direxion Daily GOOGL Bull 1.5X Shares (NAV)	-18.30%
Direxion Daily GOOGL Bull 1.5X Shares (Market Price)	-18.42%
Common shares of Alphabet, Inc. Class A	-11.52%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 0.99%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (150%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Fund seeks daily inverse investment results, before fees and expenses, of 150% of the performance of the common shares of Alphabet, Inc. stock (NASDAQ: GOOGL).

Market Exposure

The Fund seeks daily exposure of 150% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT
28

Direxion Daily MSFT Bull 1.5X Shares

Performance Summary (Unaudited)

September 7, 20221 - October 31, 2022

Total Return[2]
Since Inception
Direxion Daily MSFT Bull 1.5X Shares (NAV)	-13.82%
Direxion Daily MSFT Bull 1.5X Shares (Market Price)	-13.86%
Common shares of Microsoft Corp.	-8.34%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 0.99%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (150%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Fund seeks daily inverse investment results, before fees and expenses, of 150% of the performance of the common shares of Microsoft Corp. stock (NASDAQ: MSFT).

Market Exposure

The Fund seeks daily exposure of 150% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT
29

Direxion Daily TSLA Bull 1.5X Shares

Performance Summary (Unaudited)

August 9, 20221 - October 31, 2022

Total Return[2]
Since Inception
Direxion Daily TSLA Bull 1.5X Shares (NAV)	-33.40%
Direxion Daily TSLA Bull 1.5X Shares (Market Price)	-33.36%
Common shares of Tesla, Inc.	-21.65%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 0.99%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (150%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Fund seeks daily inverse investment results, before fees and expenses, of 150% of the performance of the common shares of Tesla, Inc. stock (NASDAQ: TSLA).

Market Exposure

The Fund seeks daily exposure of 150% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT
30

Direxion Daily CSI 300 China A Share Bull 2X Shares

Performance Summary (Unaudited)

April 16, 20151 - October 31, 2022

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily CSI 300 China A Share Bull 2X Shares (NAV)	-60.95%	-10.50%	-11.43%	-11.74%
Direxion Daily CSI 300 China A Share Bull 2X Shares (Market Price)	-60.86%	-10.35%	-11.37%	-11.71%
CSI 300 Index	-36.09%	-2.71%	-2.63%	-3.10%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.05%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (200%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The CSI 300 Index is a modified free-float market capitalization weighted index comprised of the largest and most liquid stocks in the Chinese A-share market. Index constituent stocks must have been listed for more than three months (unless the stock's average daily A-share market capitalization since its initial listing ranks among the top 30 of all A-shares) and must not be experiencing obvious abnormal fluctuations or market manipulations. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 200% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT
31

Direxion Daily CSI China Internet Index Bull 2X Shares

Performance Summary (Unaudited)

November 2, 20161 - October 31, 2022

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily CSI China Internet Bull 2X Shares (NAV)	-88.53%	-54.80%	-45.60%	-32.64%
Direxion Daily CSI China Internet Bull 2X Shares (Market Price)	-88.53%	-54.81%	-45.59%	-32.64%
CSI Overseas China Internet Index	-57.28%	-22.58%	-17.18%	-9.20%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.32%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (200%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The CSI Overseas China Internet Index is designed to measure the performance of the investable universe of publicly traded China-based companies whose primary business or businesses are in the Internet and Internet-related sectors, as defined by the index sponsor, China Securities Index Co., Ltd. (''CSI''). A China-based company is a company that meets at least one of the following criteria: 1) the company is incorporated in mainland China; 2) its headquarters are in mainland China; or 3) at least 50% of the revenue from goods produced or sold, or services performed in mainland China. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 200% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT
32

Direxion Daily S&P 500® Bull 2X Shares

Performance Summary (Unaudited)

May 28, 20141 - October 31, 2022

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily S&P 500® Bull 2X Shares (NAV)	-32.51%	11.91%	13.80%	16.30%
Direxion Daily S&P 500® Bull 2X Shares (Market Price)	-32.51%	11.95%	13.73%	16.33%
S&P 500® Index	-14.61%	10.22%	10.44%	10.81%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 0.75%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.60% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (200%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. Most of the common stocks in the S&P 500® Index are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and are generally listed on the New York Stock Exchange. The performance of the S&P 500® Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 200% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT
33

Direxion Daily S&P 500® Equal Weight Bull 2X Shares

Performance Summary (Unaudited)

January 20, 20221 - October 31, 2022

Total Return[2]
Since Inception
Direxion Daily S&P 500® Equal Weight Bull 2X Shares (NAV)	-24.27%
Direxion Daily S&P 500® Equal Weight Bull 2X Shares (Market Price)	-24.18%
S&P 500® Equal Weight Index	-9.94%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.09%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (200%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The S&P® Equal Weight Index consists of all of the components of the S&P 500® Index. The Index is an equal-weighted version of the S&P 500® Index. Unlike the S&P 500® Index, which employs a float-adjusted market capitalization weighted methodology, the Index assigns each component security the same weight upon rebalance. The Index is a stock market index tracking the performance of 500 large companies listed on stock exchanges in the United States. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 200% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1   Commencement of operations.

2   As of October 31, 2022.

DIREXION ANNUAL REPORT
34

Direxion Daily MSCI Brazil Bull 2X Shares

Performance Summary (Unaudited)

April 10, 20131 - October 31, 2022

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily MSCI Brazil Bull 2X Shares (NAV)	37.79%	-56.08%	-41.44%	-40.54%
Direxion Daily MSCI Brazil Bull 2X Shares (Market Price)	37.79%	-56.06%	-41.52%	-40.56%
MSCI Brazil 25/50 Index	24.55%	-4.29%	0.81%	-1.34%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.26%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (200%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The MSCI Brazil 25/50 Index is designed to measure the performance of the large and mid cap segments of the Brazil equity market, covering approximately 85% of the free float-adjusted market capitalization in Brazil. The Index applies certain screens and weightings to take into account the investment limits placed on regulated investment companies ("RICs") under federal tax regulations. One such requirement is that at the end of each quarter of a RIC's tax year, no more than 25% of its assets may be invested in a single issuer and the sum of the weights of all issuers representing more than 5% of the RIC should not exceed 50% of its total assets. The Index aims to reflect these requirements in the selection and weighting of its component securities. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 200% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT
35

Direxion Daily MSCI India Bull 2X Shares

Performance Summary (Unaudited)

October 31, 2012 - October 31, 2022

	Average Annual Total Return[1]
	1 Year	3 Years	5 Years	10 Years
Direxion Daily MSCI India Bull 2X Shares (NAV)	-21.15%	-9.89%	-12.36%	-3.94%
Direxion Daily MSCI India Bull 2X Shares (Market Price)	-21.05%	-9.92%	-12.26%	-3.95%
MSCI India Index	-6.89%	10.88%	7.00%	7.96%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.17%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (200%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The MSCI India Index is designed to measure the performance of equity securities whose market capitalization, as calculated by MSCI, represents the top 85% of companies in the Indian equity securities markets. The performance of the MSCI India Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 200% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  As of October 31, 2021.

DIREXION ANNUAL REPORT
36

Direxion Daily Cloud Computing Bull 2X Shares

Performance Summary (Unaudited)

January 8, 20211 - October 31, 2022

	Average Annual Total Return[2]
	1 Year	Since Inception
Direxion Daily Cloud Computing Bull 2X Shares (NAV)	-77.03%	-48.97%
Direxion Daily Cloud Computing Bull 2X Shares (Market Price)	-77.01%	-48.97%
Indxx USA Cloud Computing Index	-46.98%	-23.11%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.04%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (200%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Indxx USA Cloud Computing Index is provided by Indxx, LLC. and includes domestic companies that deliver cloud computing infrastructure, platforms, or services. The companies included in the Index are involved in the delivery of computing services – servers, storage, databases, networking, software, analytics, and more, over the internet, which is often referred to as the "Cloud." The Index Provider has defined cloud computing to include three themes: Infrastructure as a service; Platform as a service; and Software as a service. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 200% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT
37

Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares

Performance Summary (Unaudited)

August 11, 20221 - October 31, 2022

Total Return[2]
Since Inception
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares (NAV)	-61.92%
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares (Market Price)	-62.00%
Indxx US Electric and Autonomous Vehicles Index	-36.07%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.09%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (200%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Indxx US Electric and Autonomous Vehicles Index is designed to track the performance of electric and autonomous vehicles companies. Indxx (the "Index Provider") defines electric and autonomous vehicles companies as those companies that derive at least 50% of their revenues from the following activities (or "sub-themes"): • Manufacturers – companies that manufacture and sell electric or autonomous vehicles. • Enablers – companies that build infrastructure or create technology for electric or autonomous vehicles, such as charging docks and batteries. • Software and Technology Services – companies that engage in the development of software and technology for electric or autonomous vehicles. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 200% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT
38

Direxion Daily Energy Bull 2X Shares

Performance Summary (Unaudited)

October 31, 2012 - October 31, 2022

	Average Annual Total Return[1]
	1 Year	3 Years	5 Years	10 Years
Direxion Daily Energy Bull 2X Shares (NAV)	130.82%	-18.91%	-22.97%	-16.76%
Direxion Daily Energy Bull 2X Shares (Market Price)	131.41%	-18.85%	-22.92%	-16.76%
Energy Select Sector Index	63.73%	23.03%	1.11%	6.20%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 0.95%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (200%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Energy Select Sector Index is provided by Standard & Poor's and includes domestic companies from the following industries: oil, gas & consumable fuels; and energy equipment & services. Each of the component securities of the Index is a constituent company of the S&P 500 Index. The performance of Energy Select Sector Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 200% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  As of October 31, 2022.

DIREXION ANNUAL REPORT
39

Direxion Daily Energy Bear 2X Shares

Performance Summary (Unaudited)

October 31, 2012 - October 31, 2022

	Average Annual Total Return[1]
	1 Year	3 Years	5 Years	10 Years
Direxion Daily Energy Bear 2X Shares (NAV)	-73.67%	-61.44%	-44.43%	-35.61%
Direxion Daily Energy Bear 2X Shares (Market Price)	-73.66%	-61.44%	-44.43%	-35.62%
Energy Select Sector Index	63.73%	23.03%	11.11%	6.20%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.03%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified inverse multiple (-200%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Energy Select Sector Index is provided by Standard & Poor's and includes domestic companies from the following industries: oil, gas & consumable fuels; and energy equipment & services. Each of the component securities of the Index is a constituent company of the S&P 500 Index. The performance of Energy Select Sector Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -200% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  As of October 31, 2022.

DIREXION ANNUAL REPORT
40

Direxion Daily FinTech Bull 2X Shares

Performance Summary (Unaudited)

January 20, 20221 - October 31, 2022

Total Return[2]
Since Inception
Direxion Daily FinTech Bull 2X Shares (NAV)	-49.76%
Direxion Daily FinTech Bull 2X Shares (Market Price)	-49.96%
Indxx US Fintech and Decentralized Finance Index	-23.74%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.09%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (200%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Indxx US Fintech and Decentralized Finance Index includes U.S.-listed securities, including ADRs, of companies that are offering technology-driven financial services ("FinTech"), which includes companies that facilitate decentralized finance systems. The Index is reconstituted and rebalanced annually. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 200% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT
41

Direxion Daily Global Clean Energy Bull 2X Shares

Performance Summary (Unaudited)

July 29, 20211 - October 31, 2022

	Average Annual Total Return[2]
	1 Year	Since Inception
Direxion Daily Global Clean Energy Bull 2X Shares (NAV)	-50.82%	-33.98%
Direxion Daily Global Clean Energy Bull 2X Shares (Market Price)	-50.84%	-33.98%
S&P Global Clean Energy Index	-24.04%	-12.44%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 2.71%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (200%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The S&P Global Clean Energy Index is designed to track the performance of companies from developed markets whose economic fortunes are tied to the global clean energy business. The Index has a target constituent count of 100 and is limited to those stocks traded on a developed market exchange that meet or exceed, at the time of inclusion, $300 million in total market capitalization, $100 million in float adjusted market capitalization, and $3 million average daily value traded over a six month period. The Index is rebalanced semi-annually. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 200% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT
42

Direxion Daily Gold Miners Index Bull 2X Shares

Performance Summary (Unaudited)

October 31, 2012 - October 31, 2022

	Average Annual Total Return[1]
	1 Year	3 Years	5 Years	10 Years
Direxion Daily Gold Miners Index Bull 2X Shares (NAV)	-49.11%	-45.87%	-29.49%	-51.20%
Direxion Daily Gold Miners Index Bull 2X Shares (Market Price)	-49.08%	-45.81%	-29.55%	-51.21%
NYSE Arca Gold Miners Index	-22.19%	-3.51%	2.69%	-6.43%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.14%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (200%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The NYSE Arca Gold Miners Index is a modified market capitalization weighted index comprised of publicly traded companies that operate globally in both developed and emerging markets and are involved primarily in the mining for gold and silver. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 200% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  As of October 31, 2022.

DIREXION ANNUAL REPORT
43

Direxion Daily Gold Miners Index Bear 2X Shares

Performance Summary (Unaudited)

October 31, 2012 - October 31, 2022

	Average Annual Total Return[1]
	1 Year	3 Years	5 Years	10 Years
Direxion Daily Gold Miners Index Bear 2X Shares (NAV)	15.05%	-47.89%	-48.68%	-47.35%
Direxion Daily Gold Miners Index Bear 2X Shares (Market Price)	14.90%	-47.98%	-48.68%	-47.35%
NYSE Arca Gold Miners Index	-22.19%	-3.51%	2.69%	-6.43%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 0.92%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified inverse multiple (-200%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The NYSE Arca Gold Miners Index is a modified market capitalization weighted index comprised of publicly traded companies that operate globally in both developed and emerging markets and are involved primarily in the mining for gold and silver. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -200% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  As of October 31, 2022.

DIREXION ANNUAL REPORT
44

Direxion Daily Junior Gold Miners Index Bull 2X Shares

Performance Summary (Unaudited)

October 3, 20131 - October 31, 2022

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily Junior Gold Miners Index Bull 2X Shares (NAV)	-61.33%	-66.52%	-48.93%	-55.18%
Direxion Daily Junior Gold Miners Index Bull 2X Shares (Market Price)	-61.52%	-66.50%	-48.95%	-55.17%
MVIS Global Junior Gold Miners Index	-30.47%	-7.27%	-0.26%	-1.80%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.06%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (200%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The MVIS Global Junior Gold Miners Index is a cap-weighted total return index that covers the largest and most liquid small-cap companies that derive at least 50% from Gold or Silver mining or have properties to do so. The performance of the MVIS Global Junior Gold Miners Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 200% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT
45

Direxion Daily Junior Gold Miners Index Bear 2X Shares

Performance Summary (Unaudited)

October 3, 20131 - October 31, 2022

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily Junior Gold Miners Index Bear 2X Shares (NAV)	22.45%	-65.48%	-61.28%	-69.82%
Direxion Daily Junior Gold Miners Index Bear 2X Shares (Market Price)	22.97%	-65.50%	-61.30%	-69.82%
MVIS Global Junior Gold Miners Index	-30.47%	-7.27%	-0.26%	-1.80%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 0.90%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified inverse multiple (-200%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The MVIS Global Junior Gold Miners Index is a cap-weighted total return index that covers the largest and most liquid small-cap companies that derive at least 50% from Gold or Silver mining or have properties to do so. The performance of the MVIS Global Junior Gold Miners Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -200% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1   Commencement of operations.

2   As of October 31, 2022.

DIREXION ANNUAL REPORT
46

Direxion Daily Metal Miners Bull 2X Shares

Performance Summary (Unaudited)

December 16, 20211 - October 31, 2022

Total Return[2]
Since Inception
Direxion Daily Metal Miners Bull 2X Shares (NAV)	17.60%
Direxion Daily Metal Miners Bull 2X Shares (Market Price)	17.60%
S&P Metals & Mining Select Industry Index	18.31%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.09%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (200%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The S&P Metals & Mining Select Industry Index is a modified equal-weighted index that is designed to measure the performance of the equity securities of companies in the S&P Total Market Index that are classified under the Global Industry Classification Standard (GICS) as being in the metals and mining industry. The metals and mining industry includes companies in the following sub-industries: aluminum; coal & consumable fuels; copper; diversified metals &mining; gold; precious metals &minerals; silver; and steel. The Index does not include metal commodities. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 200% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1   Commencement of operations.

2   As of October 31, 2022.

DIREXION ANNUAL REPORT
47

Direxion Daily Oil Services Bull 2X Shares

Performance Summary (Unaudited)

January 20, 20221 - October 31, 2022

Total Return[2]
Since Inception
Direxion Daily Oil Services Bull 2X Shares (NAV)	46.21%
Direxion Daily Oil Services Bull 2X Shares (Market Price)	46.29%
MVIS US Listed Oil Services 25 Index	34.89%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.09%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (200%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The MVIS US Listed Oil Services 25 Index includes companies that have common stocks or depositary receipts listed on a U.S. stock exchange and that provide services to the oil industry. To be eligible for initial inclusion in the Index, companies must generate at least 50% of their revenues from providing services to upstream oil companies, such as those engaged primarily in providing oil equipment, oil services or oil drilling. Of the largest 50 such stocks by full market capitalization, the top 25 by free-float market capitalization and three-month average daily trading volume are included in the Index. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 200% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1   Commencement of operations.

2   As of October 31, 2022.

DIREXION ANNUAL REPORT
48

Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares

Performance Summary (Unaudited)

April 19, 20181 - October 31, 2022

	Average Annual Total Return[2]
	1 Year	3 Years	Since Inception
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares (NAV)	-76.73%	-15.93%	-24.91%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares (Market Price)	-76.58%	-15.87%	-24.88%
Indxx Global Robotics & Artificial Intelligence Thematic Index	-47.16%	-1.04%	-3.63%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.29%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (200%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Indxx Global Robotics & Artificial Intelligence Thematic Index is designed to provide exposure to exchange-listed companies in developed markets that are expected to benefit from the adoption and utilization of robotics and/or artificial intelligence, including companies involved in developing industrial robots and production systems, automated inventory management, unmanned vehicles, voice/image/text recognition, and medical robots or robotic instruments (collectively, "Robotics & Artificial Intelligence Companies"), as defined by Indxx, the Index Provider. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 200% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1   Commencement of operations.

2   As of October 31, 2022.

DIREXION ANNUAL REPORT
49

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares

Performance Summary (Unaudited)

May 28, 20151 - October 31, 2022

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares (NAV)	68.43%	-44.31%	-54.61%	-55.54%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares (Market Price)	68.08%	-44.32%	-54.62%	-55.54%
S&P Oil & Gas Exploration & Production Select Industry Index	46.11%	24.59%	4.06%	-1.87%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.01%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (200%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The S&P Oil & Gas Exploration & Production Select Industry Index is provided by Standard & Poor's Index Provider and includes domestic companies from the oil and gas exploration and production sub-industry. The Index is designed to measure the performance of a sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (GICS). Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 200% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1   Commencement of operations.

2   As of October 31, 2022.

DIREXION ANNUAL REPORT
50

Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares

Performance Summary (Unaudited)

May 28, 20151 - October 31, 2022

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares (NAV)	-74.40%	-74.37%	-55.00%	-49.68%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares (Market Price)	-74.31%	-74.36%	-54.96%	-49.67%
S&P Oil & Gas Exploration & Production Select Industry Index	46.11%	24.59%	4.06%	-1.87%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.00%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (-200%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The S&P Oil & Gas Exploration & Production Select Industry Index is provided by Standard & Poor's Index Provider and includes domestic companies from the oil and gas exploration and production sub-industry. The Index is designed to measure the performance of a sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (GICS). Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -200% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT
51

Direxion Daily Select Large Caps & FANGs Bull 2X Shares

Performance Summary (Unaudited)

September 30, 20211 - October 31, 2022

	Average Annual Total Return[2]
	1 Year	Since Inception
Direxion Daily Select Large Caps & FANGs Bull 2X Shares (NAV)	-84.62%	-79.07%
Direxion Daily Select Large Caps & FANGs Bull 2X Shares (Market Price)	-84.60%	-79.03%
ICE FANG 20 Index	-54.53%	-47.45%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 3.73%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (200%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The ICE FANG 20 Index is an equal weighted index designed to include Facebook, Apple, Amazon, Netflix and (Alphabet's) Google (i.e., the FANGs) and similar highly-traded growth stocks of technology and tech-enabled companies, such as Microsoft, from the information technology, communication services and consumer discretionary sectors. The Index consists of 20 stocks or depository receipts that are listed on a U.S. Exchange that have a minimum of a $5 billion market capitalization and a 6-month average daily trading value of at least $50 million. The Index selects companies whose economic fortunes are tied to technologies such as social networking, autonomous driving, electric vehicles, smartphones, mobile payments, e-commerce, online games, streaming media, online entertainment, cryptocurrencies, blockchain, big data, artificial intelligence machine learning, digital advertising, cloud services and other innovative technologies. The Index is reconstituted and rebalanced quarterly. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 200% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT
52

Direxion Daily Software Bull 2X Shares

Performance Summary (Unaudited)

December 16, 20211 - October 31, 2022

Total Return[2]
Since Inception
Direxion Daily Software Bull 2X Shares (NAV)	-61.60%
Direxion Daily Software Bull 2X Shares (Market Price)	-61.60%
S&P North American Expanded Technology Software Index	-33.17%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.09%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (200%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The S&P North American Expanded Technology Software Index measures the performance of the constituents of the S&P North American Technology Software Index as well as certain eligible supplemental stocks. At its quarterly rebalances, the Index is weighted by float-adjusted market capitalization, subject to the following diversification requirements: (1) the weight of a single component cannot exceed 8.5%, and (2) the aggregate weight of the Index components with a weight greater than 4.5% cannot exceed 45%. The Index is reconstituted and rebalanced quarterly. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 200% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT
53

Direxion Daily TIPS Bull 2X Shares

Performance Summary (Unaudited)

April 7, 20221 - October 31, 2022

Total Return[2]
Since Inception
Direxion Daily TIPS Bull 2X Shares (NAV)	-17.76%
Direxion Daily TIPS Bull 2X Shares (Market Price)	-18.02%
Solactive TIPS ETF Index	-8.29%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.09%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (200%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Solactive TIPS ETF Index provides exposure to the iShares TIPS Bond ETF, which seeks to track the investment results of an index composed of inflation-protected U.S Treasury bonds, commonly known as "TIPS." TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 200% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT
54

Direxion Daily TIPS Bear 2X Shares

Performance Summary (Unaudited)

April 7, 20221 - October 31, 2022

Total Return[2]
Since Inception
Direxion Daily TIPS Bear 2X Shares (NAV)	19.60%
Direxion Daily TIPS Bear 2X Shares (Market Price)	19.84%
Solactive TIPS ETF Index	-8.29%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.09%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (-200%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Solactive TIPS ETF Index provides exposure to the iShares TIPS Bond ETF, which seeks to track the investment results of an index composed of inflation-protected U.S Treasury bonds, commonly known as "TIPS." TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -200% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT
55

Direxion Daily Travel & Vacation Bull 2X Shares

Performance Summary (Unaudited)

June 10, 20211 - October 31, 2022

	Average Annual Total Return[2]
	1 Year	Since Inception
Direxion Daily Travel & Vacation Bull 2X Shares (NAV)	-50.05%	-46.83%
Direxion Daily Travel & Vacation Bull 2X Shares (Market Price)	-49.79%	-46.61%
BlueStar® Travel and Vacation Index	-22.67%	-21.38%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.32%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (200%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The BlueStar® Travel and Vacation Index is provided by MV Index Solutions GmbH and is comprised of US-listed stocks, including depository receipts, of companies that are Travel and Vacation companies. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 200% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT
56

Direxion Daily US Infrastructure Bull 2X Shares

Performance Summary (Unaudited)

September 23, 20211 - October 31, 2022

	Total Return[2]
	1 Year	Since Inception
Direxion Daily US Infrastructure Bull 2X Shares (NAV)	-3.44%	6.26%
Direxion Daily US Infrastructure Bull 2X Shares (Market Price)	-3.52%	6.30%
Indxx US Infrastructure Index	1.96%	6.81%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 3.48%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (200%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Indxx US Infrastructure Index is designed to track the performance of U.S.-listed securities, including ADRs, of companies which are involved in infrastructure through engineering, design, maintenance, and construction of infrastructure projects. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 200% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT
57

Expense Example (Unaudited)

October 31, 2022

As a shareholder of the Direxion Shares ETF Trust, you incur two types of costs: (1) transaction costs, for purchasing and selling shares and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on initial investments of $1,000 invested at the beginning of the period and held the entire period (May 1, 2022 to October 31, 2022).

Actual expenses

The first line under each Fund in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period May 1, 2022 to October 31, 2022" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (Unaudited)

October 31, 2022

	Annualized Expense Ratio	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period May 1, 2022 to October 31, 2022*
Direxion Daily CSI 300 China A Share Bear 1X Shares
Based on actual fund return	0.80%	$1,000.00	$1,187.80	$4.41
Based on hypothetical 5% return	0.80%	1,000.00	1,021.17	4.08
Direxion Daily S&P 500® Bear 1X Shares
Based on actual fund return	0.50%	1,000.00	1,041.30	2.57
Based on hypothetical 5% return	0.50%	1,000.00	1,022.68	2.55
Direxion Daily AAPL Bear 1X Shares[1]
Based on actual fund return	0.98%	1,000.00	1,049.50	2.31
Based on hypothetical 5% return	0.98%	1,000.00	1,009.25	2.27
Direxion Daily AMZN Bear 1X Shares[3]
Based on actual fund return	0.96%	1,000.00	1,194.80	1.59
Based on hypothetical 5% return	0.96%	1,000.00	1,006.09	1.45

DIREXION ANNUAL REPORT
58

Expense Example (Unaudited)

October 31, 2022

	Annualized Expense Ratio	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period May 1, 2022 to October 31, 2022*
Direxion Daily GOOGL Bear 1X Shares[3]
Based on actual fund return	0.95%	$1,000.00	$1,106.80	$1.51
Based on hypothetical 5% return	0.95%	1,000.00	1,006.10	1.44
Direxion Daily MSFT Bear 1X Shares[3]
Based on actual fund return	0.95%	1,000.00	1,068.80	1.48
Based on hypothetical 5% return	0.95%	1,000.00	1,006.10	1.44
Direxion Daily TSLA Bear 1X Shares[1]
Based on actual fund return	0.96%	1,000.00	1,208.40	2.44
Based on hypothetical 5% return	0.96%	1,000.00	1,009.30	2.22
Direxion Daily AAPL Bull 1.5X Shares[1]
Based on actual fund return	0.95%	1,000.00	875.20	2.05
Based on hypothetical 5% return	0.95%	1,000.00	1,009.32	2.20
Direxion Daily AMZN Bull 1.5X Shares[3]
Based on actual fund return	0.95%	1,000.00	715.80	1.23
Based on hypothetical 5% return	0.95%	1,000.00	1,006.10	1.44
Direxion Daily GOOGL Bull 1.5X Shares[3]
Based on actual fund return	0.95%	1,000.00	817.00	1.30
Based on hypothetical 5% return	0.95%	1,000.00	1,006.10	1.44
Direxion Daily MSFT Bull 1.5X Shares[3]
Based on actual fund return	0.95%	1,000.00	861.80	1.33
Based on hypothetical 5% return	0.95%	1,000.00	1,006.10	1.44
Direxion Daily TSLA Bull 1.5X Shares[1]
Based on actual fund return	0.98%	1,000.00	666.00	1.88
Based on hypothetical 5% return	0.98%	1,000.00	1,009.25	2.27
Direxion Daily CSI 300 China A Share Bull 2X Shares
Based on actual fund return	0.98%	1,000.00	656.00	4.09
Based on hypothetical 5% return	0.98%	1,000.00	1,020.26	4.99
Direxion Daily CSI China Internet Index Bull 2X Shares
Based on actual fund return	0.99%	1,000.00	381.00	3.45
Based on hypothetical 5% return	0.99%	1,000.00	1,020.21	5.04
Direxion Daily S&P 500® Bull 2X Shares
Based on actual fund return	0.61%	1,000.00	850.10	2.84
Based on hypothetical 5% return	0.61%	1,000.00	1,022.13	3.11
Direxion Daily S&P 500 Equal Weight Bull 2X Shares
Based on actual fund return	0.96%	1,000.00	869.70	4.52
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Daily MSCI Brazil Bull 2X Shares
Based on actual fund return	1.06%	1,000.00	1,000.50	5.34
Based on hypothetical 5% return	1.06%	1,000.00	1,019.86	5.40
Direxion Daily MSCI India Bull 2X Shares
Based on actual fund return	1.00%	1,000.00	900.20	4.79
Based on hypothetical 5% return	1.00%	1,000.00	1,020.16	5.09
Direxion Daily Cloud Computing Bull 2X Shares
Based on actual fund return	0.97%	1,000.00	700.10	4.16
Based on hypothetical 5% return	0.97%	1,000.00	1,020.32	4.94
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares[2]
Based on actual fund return	0.95%	1,000.00	380.80	1.47
Based on hypothetical 5% return	0.95%	1,000.00	1,009.10	2.14
Direxion Daily Energy Bull 2X Shares
Based on actual fund return	1.14%	1,000.00	1,353.30	6.76
Based on hypothetical 5% return	1.14%	1,000.00	1,019.46	5.80

DIREXION ANNUAL REPORT
59

Expense Example (Unaudited)

October 31, 2022

	Annualized Expense Ratio	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period May 1, 2022 to October 31, 2022*
Direxion Daily Energy Bear 2X Shares
Based on actual fund return	1.04%	$1,000.00	$538.80	$4.03
Based on hypothetical 5% return	1.04%	1,000.00	1,019.96	5.30
Direxion Daily FinTech Bull 2X Shares
Based on actual fund return	0.96%	1,000.00	707.60	4.13
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Daily Global Clean Energy Bull 2X Shares ETF
Based on actual fund return	1.07%	1,000.00	934.30	5.22
Based on hypothetical 5% return	1.07%	1,000.00	1,019.81	5.45
Direxion Daily Gold Miners Index Bull 2X Shares
Based on actual fund return	0.93%	1,000.00	429.30	3.35
Based on hypothetical 5% return	0.93%	1,000.00	1,020.52	4.74
Direxion Daily Gold Miners Index Bear 2X Shares
Based on actual fund return	1.22%	1,000.00	1,694.10	8.28
Based on hypothetical 5% return	1.22%	1,000.00	1,019.05	6.21
Direxion Daily Junior Gold Miners Index Bull 2X Shares
Based on actual fund return	0.88%	1,000.00	408.70	3.12
Based on hypothetical 5% return	0.88%	1,000.00	1,020.77	4.48
Direxion Daily Junior Gold Miners Index Bear 2X Shares
Based on actual fund return	1.22%	1,000.00	1,525.50	7.77
Based on hypothetical 5% return	1.22%	1,000.00	1,019.05	6.21
Direxion Daily Metal Miners Bull 2X Shares
Based on actual fund return	0.97%	1,000.00	675.70	4.10
Based on hypothetical 5% return	0.97%	1,000.00	1,020.32	4.94
Direxion Daily Oil Services Bull 2X Shares
Based on actual fund return	0.98%	1,000.00	1,090.10	5.16
Based on hypothetical 5% return	0.98%	1,000.00	1,020.26	4.99
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares
Based on actual fund return	0.96%	1,000.00	622.70	3.93
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
Based on actual fund return	1.42%	1,000.00	1,170.80	7.77
Based on hypothetical 5% return	1.42%	1,000.00	1,018.05	7.22
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
Based on actual fund return	1.05%	1,000.00	513.00	4.00
Based on hypothetical 5% return	1.05%	1,000.00	1,019.91	5.35
Direxion Daily Select Large Caps & FANGs Bull 2X Shares
Based on actual fund return	0.97%	1,000.00	586.00	3.88
Based on hypothetical 5% return	0.97%	1,000.00	1,020.32	4.94
Direxion Daily Software Bull 2X Shares
Based on actual fund return	0.96%	1,000.00	730.00	4.19
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Daily TIPS Bull 2X Shares
Based on actual fund return	0.95%	1,000.00	830.40	4.38
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily TIPS Bear 2X Shares
Based on actual fund return	0.96%	1,000.00	1,187.40	5.29
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89

DIREXION ANNUAL REPORT
60

Expense Example (Unaudited)

October 31, 2022

	Annualized Expense Ratio	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period May 1, 2022 to October 31, 2022*
Direxion Daily Travel & Vacation Bull 2X Shares
Based on actual fund return	0.99%	$1,000.00	$646.30	$4.11
Based on hypothetical 5% return	0.99%	1,000.00	1,020.21	5.04
Direxion Daily US Infrastructure Bull 2X Shares
Based on actual fund return	0.98%	1,000.00	1,058.90	5.09
Based on hypothetical 5% return	0.98%	1,000.00	1,020.26	4.99

*  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days (the number of days in the period of May 1, 2022 to October 31, 2022), then divided by 365.

1  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period from August 9, 2022 (commencement of operations) to October 31, 2022, multiplied by 84 days (the number of days since commencement of operations to October 31, 2022), then divided by 365.

2  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period from August 11, 2022 (commencement of operations) to October 31, 2022, multiplied by 82 days (the number of days since commencement of operations to October 31, 2022), then divided by 365.

3  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period from September 7, 2022 (commencement of operations) to October 31, 2022, multiplied by 55 days (the number of days since commencement of operations to October 31, 2022), then divided by 365.

DIREXION ANNUAL REPORT
61

Allocation of Portfolio Holdings (Unaudited)

October 31, 2022

	Cash*	Common Stocks	Investment Companies	Swaps	Total
Direxion Daily CSI 300 China A Share Bear 1X Shares	71%	—	—	29%	100%
Direxion Daily S&P 500® Bear 1X Shares	106%	—	—	(6)%	100%
Direxion Daily AAPL Bear 1X Shares	97%	—	—	3%	100%
Direxion Daily AMZN Bear 1X Shares	87%	—	—	13%	100%
Direxion Daily GOOGL Bear 1X Shares	91%	—	—	9%	100%
Direxion Daily MSFT Bear 1X Shares	94%	—	—	6%	100%
Direxion Daily TSLA Bear 1X Shares	90%	—	—	10%	100%
Direxion Daily AAPL Bull 1.5X Shares	82%	20%	—	(2)%	100%
Direxion Daily AMZN Bull 1.5X Shares	96%	18%	—	(14)%	100%
Direxion Daily GOOGL Bull 1.5X Shares	95%	17%	—	(12)%	100%
Direxion Daily MSFT Bull 1.5X Shares	89%	20%	—	(9)%	100%
Direxion Daily TSLA Bull 1.5X Shares	99%	19%	—	(18)%	100%
Direxion Daily CSI 300 China A Share Bull 2X Shares	138%	—	6%	(44)%	100%
Direxion Daily CSI China Internet Index Bull 2X Shares	105%	—	47%	(52)%	100%
Direxion Daily S&P 500® Bull 2X Shares	0%**	—	95%	5%	100%
Direxion Daily S&P 500® Equal Weight Bull 2X Shares	34%	—	66%	0%**	100%
Direxion Daily MSCI Brazil Bull 2X Shares	62%	—	27%	11%	100%
Direxion Daily MSCI India Bull 2X Shares	55%	—	42%	3%	100%
Direxion Daily Cloud Computing Bull 2X Shares	19%	82%	—	(1)%	100%
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	10%	91%	—	(1)%	100%
Direxion Daily Energy Bull 2X Shares	1%	77%	—	22%	100%
Direxion Daily Energy Bear 2X Shares	127%	—	—	(27)%	100%
Direxion Daily FinTech Bull 2X Shares	22%	83%	—	(5)%	100%
Direxion Daily Global Clean Energy Bull 2X Shares	37%	—	67%	(4)%	100%
Direxion Daily Gold Miners Index Bull 2X Shares	68%	—	50%	(18)%	100%
Direxion Daily Gold Miners Index Bear 2X Shares	82%	—	—	18%	100%
Direxion Daily Junior Gold Miners Index Bull 2X Shares	75%	—	40%	(15)%	100%
Direxion Daily Junior Gold Miners Index Bear 2X Shares	92%	—	—	8%	100%
Direxion Daily Metal Miners Bull 2X Shares	18%	76%	—	6%	100%
Direxion Daily Oil Services Bull 2X Shares	19%	64%	—	17%	100%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	69%	—	51%	(20)%	100%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	12%	51%	—	37%	100%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	122%	—	—	(22)%	100%
Direxion Daily Select Large Caps & FANGs Bull 2X Shares	19%	81%	—	0%**	100%
Direxion Daily Software Bull 2X Shares	23%	82%	—	(5)%	100%
Direxion Daily TIPS Bull 2X Shares	31%	—	75%	(6)%	100%
Direxion Daily TIPS Bear 2X Shares	96%	—	—	4%	100%
Direxion Daily Travel & Vacation Bull 2X Shares	25%	70%	—	5%	100%
Direxion Daily US Infrastructure Bull 2X Shares	37%	53%	—	10%	100%

*  Cash, cash equivalents and other assets less liabilities.

**  Percentage is less than 0.5%.

DIREXION ANNUAL REPORT
62

Direxion Daily CSI 300 China A Share Bear 1X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 97.2%
Money Market Funds - 97.2%
27,586,060	Dreyfus Government Cash Management Institutional Shares, 2.91% (a)	$27,586,060
740,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.07% (a)	740,000
1	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (a)	1
	TOTAL SHORT TERM INVESTMENTS (Cost $28,326,061) (b)	$28,326,061
	TOTAL INVESTMENTS (Cost $28,326,061) - 97.2%	$28,326,061
	Other Assets in Excess of Liabilities - 2.8%	819,102
	TOTAL NET ASSETS - 100.0%	$29,145,163

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,753,810.

Short Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
(3.3600)% representing 1 month SOFR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	UBS Securities LLC	12/14/2022	1,002,060	$33,402,737	$8,440,955
(3.4600)% representing 1 month SOFR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	Barclays	10/27/2023	201,409	5,014,357	135,140
					$38,417,094	$8,576,095

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
63

Direxion Daily S&P 500® Bear 1X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 108.0%
Money Market Funds - 108.0%
622,233,487	Dreyfus Government Cash Management Institutional Shares, 2.91% (a)	$622,233,487
39,690,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.07% (a)	39,690,000
786,141	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (a)	786,141
	TOTAL SHORT TERM INVESTMENTS (Cost $662,709,628) (b)	$662,709,628
	TOTAL INVESTMENTS (Cost $662,709,628) - 108.0%	$662,709,628
	Liabilities in Excess of Other Assets - (8.0)%	(48,907,218)
	TOTAL NET ASSETS - 100.0%	$613,802,410

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $139,526,679.
Short Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
3.360% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	UBS Securities LLC	12/14/2022	115,596	$417,035,455	$(29,836,524)
3.3700% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Barclays	10/17/2023	42,928	159,083,881	(7,024,777)
					$576,119,336	$(36,861,301)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
64

Direxion Daily AAPL Bear 1X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 80.9%
Money Market Funds - 80.9%
7,711,669	Dreyfus Government Cash Management Institutional Shares, 2.91% (a)	$7,711,669
1,121,706	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.01% (a)	1,121,706
1,767,094	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (a)	1,767,094
	TOTAL SHORT TERM INVESTMENTS (Cost $10,600,469) (b)	$10,600,469
	TOTAL INVESTMENTS (Cost $10,600,469) - 80.9%	$10,600,469
	Other Assets in Excess of Liabilities - 19.1%	2,504,544
	TOTAL NET ASSETS - 100.0%	$13,105,013

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,380,587.

Short Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
1.5400% representing 1 month SOFR rate + spread	Total return of common shares of Apple, Inc.	BNP Paribas	12/15/2022	6,800	$1,138,443	$98,564
1.0400% representing 1 month SOFR rate + spread	Total return of common shares of Apple, Inc.	Citibank N.A.	12/16/2022	28,776	4,518,095	108,957
3.0400% representing 1 month SOFR rate + spread	Total return of common shares of Apple, Inc.	Goldman Sachs	9/11/2023	24,822	3,867,737	78,008
1.5400% representing 1 month SOFR rate + spread	Total return of common shares of Apple, Inc.	Bank of America Merrill Lynch	9/26/2023	25,068	3,936,985	99,398
					$13,461,260	$384,927

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
65

Direxion Daily AMZN Bear 1X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 89.7%
Money Market Funds - 89.7%
2,048,887	Dreyfus Government Cash Management Institutional Shares, 2.91% (a)	$2,048,887
260,367	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.01% (a)	260,367
1,038,210	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (a)	1,038,210
	TOTAL SHORT TERM INVESTMENTS (Cost $3,347,464) (b)	$3,347,464
	TOTAL INVESTMENTS (Cost $3,347,464) - 89.7%	$3,347,464
	Other Assets in Excess of Liabilities - 10.3%	385,263
	TOTAL NET ASSETS - 100.0%	$3,732,727

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,298,577.

Short Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
1.0400% representing 1 month SOFR rate + spread	Total return of common shares of Amazon.com, Inc.	Citibank N.A.	12/15/2022	13,341	$1,378,932	$12,318
3.0400% representing 1 month SOFR rate + spread	Total return of common shares of Amazon.com, Inc.	Goldman Sachs	10/10/2023	11,597	1,401,024	216,877
1.5400% representing 1 month SOFR rate + spread	Total return of common shares of Amazon.com, Inc.	Bank of America Merrill Lynch	10/26/2023	11,500	1,419,745	244,248
					$4,199,701	$473,443

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
66

Direxion Daily GOOGL Bear 1X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 96.4%
Money Market Funds - 96.4%
2,687,249	Dreyfus Government Cash Management Institutional Shares, 2.91% (a)	$2,687,249
320,172	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.01% (a)	320,172
993,774	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (a)	993,774
	TOTAL SHORT TERM INVESTMENTS (Cost $4,001,195) (b)	$4,001,195
	TOTAL INVESTMENTS (Cost $4,001,195) - 96.4%	$4,001,195
	Other Assets in Excess of Liabilities - 3.6%	148,567
	TOTAL NET ASSETS - 100.0%	$4,149,762

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,313,946.

Short Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
1.0400% representing 1 month SOFR rate + spread	Total return of common shares of Alphabet, Inc. Class A	Citibank N.A.	12/16/2022	19,206	$1,943,121	$129,381
3.0400% representing 1 month SOFR rate + spread	Total return of common shares of Alphabet, Inc. Class A	Goldman Sachs	10/10/2023	12,961	1,337,555	116,645
1.5400% representing 1 month SOFR rate + spread	Total return of common shares of Alphabet, Inc. Class A	Bank of America Merrill Lynch	10/26/2023	11,741	1,224,029	116,766
					$4,504,705	$362,792

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
67

Direxion Daily MSFT Bear 1X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 99.0%
Money Market Funds - 99.0%
2,542,893	Dreyfus Government Cash Management Institutional Shares, 2.91% (a)	$2,542,893
520,262	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.01% (a)	520,262
901,656	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (a)	901,656
	TOTAL SHORT TERM INVESTMENTS (Cost $3,964,811) (b)	$3,964,811
	TOTAL INVESTMENTS (Cost $3,964,811) - 99.0%	$3,964,811
	Other Assets in Excess of Liabilities - 1.0%	41,367
	TOTAL NET ASSETS - 100.0%	$4,006,178

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,421,918.

Short Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
1.0400% representing 1 month SOFR rate + spread	Total return of common shares of Microsoft Corp.	Citibank N.A.	12/16/2022	5,484	$1,354,032	$82,371
3.0400% representing 1 month SOFR rate + spread	Total return of common shares of Microsoft Corp.	Goldman Sachs	10/10/2023	6,322	1,547,516	85,259
1.5400% representing 1 month SOFR rate + spread	Total return of common shares of Microsoft Corp.	Bank of America Merrill Lynch	10/26/2023	5,452	1,351,189	88,029
					$4,252,737	$255,659

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
68

Direxion Daily TSLA Bear 1X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 91.1%
Money Market Funds - 91.1%
6,754,838	Dreyfus Government Cash Management Institutional Shares, 2.91% (a)	$6,754,838
1,551,721	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.01% (a)	1,551,721
2,690,239	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (a)	2,690,239
	TOTAL SHORT TERM INVESTMENTS (Cost $10,996,798) (b)	$10,996,798
	TOTAL INVESTMENTS (Cost $10,996,798) - 91.1%	$10,996,798
	Other Assets in Excess of Liabilities - 8.9%	1,074,662
	TOTAL NET ASSETS - 100.0%	$12,071,460

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,284,237.

Short Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
1.5400% representing 1 month SOFR rate + spread	Total return of common shares of Tesla, Inc.	BNP Paribas	12/15/2022	9,275	$2,773,668	$668,459
1.5400% representing 1 month SOFR rate + spread	Total return of common shares of Tesla, Inc.	Bank of America Merrill Lynch	9/26/2023	17,100	4,118,096	232,193
3.0400% representing 1 month SOFR rate + spread	Total return of common shares of Tesla, Inc.	Goldman Sachs	12/6/2023	13,570	3,245,160	164,847
1.0400% representing 1 month SOFR rate + spread	Total return of common shares of Tesla, Inc.	Citibank N.A.	12/13/2023	13,106	3,106,533	126,510
					$13,243,457	$1,192,009

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
69

Direxion Daily AAPL Bull 1.5X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
COMMON STOCKS - 19.6%
Computer and Electronic Product Manufacturing - 19.6%
9,116	Apple, Inc.	$1,397,847
	TOTAL COMMON STOCKS (Cost $1,470,976)	$1,397,847
SHORT TERM INVESTMENTS - 74.6%
Money Market Funds - 74.6%
2,509,898	Dreyfus Government Cash Management Institutional Shares, 2.91% (b)	$2,509,898
961,644	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.01% (b)	961,644
1,829,681	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (b)	1,829,681
	TOTAL SHORT TERM INVESTMENTS (Cost $5,301,223)	$5,301,223
	TOTAL INVESTMENTS (Cost $6,772,199) - 94.2% (c)	$6,699,070
	Other Assets in Excess of Liabilities - 5.8%	408,772
	TOTAL NET ASSETS - 100.0%	$7,107,842

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(b)  Represents annualized seven-day yield at October 31, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,443,039.

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Apple, Inc.	5.0400% representing 1 month SOFR rate + spread	BNP Paribas	12/15/2022	7,400	$1,228,249	$(106,545)
Total return of common shares of Apple, Inc.	5.5400% representing 1 month SOFR rate + spread	Citibank N.A.	12/16/2022	22,023	3,263,538	103,875
Total return of common shares of Apple, Inc.	4.0400% representing 1 month SOFR rate + spread	Goldman Sachs	9/11/2023	12,264	2,009,803	(144,148)
Total return of common shares of Apple, Inc.	5.5400% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	9/26/2023	18,727	2,820,848	35,151
					$9,322,438	$(111,667)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
70

Direxion Daily AMZN Bull 1.5X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
COMMON STOCKS - 18.4%
General Merchandise Retailers - 18.4%
11,242	Amazon.com, Inc. (a)	$1,151,631
	TOTAL COMMON STOCKS (Cost $1,264,873)	$1,151,631
SHORT TERM INVESTMENTS - 78.0%
Money Market Funds - 78.0%
2,329,884	Dreyfus Government Cash Management Institutional Shares, 2.91% (b)	$2,329,884
990,578	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.01% (b)	990,578
1,563,992	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (b)	1,563,992
	TOTAL SHORT TERM INVESTMENTS (Cost $4,884,454)	$4,884,454
	TOTAL INVESTMENTS (Cost $6,149,327) - 96.4% (c)	$6,036,085
	Other Assets in Excess of Liabilities - 3.6%	226,258
	TOTAL NET ASSETS - 100.0%	$6,262,343

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at October 31, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,284,570.

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of common shares of Amazon.com, Inc.	6.0400% representing 1 month SOFR rate + spread	Citibank N.A.	12/16/2022	29,146	$3,263,195	$(289,775)
Total return of common shares of Amazon.com, Inc.	4.2900% representing 1 month SOFR rate + spread	Goldman Sachs	10/10/2023	25,814	2,926,206	(291,066)
Total return of common shares of Amazon.com, Inc.	5.5400% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	10/26/2023	25,500	2,878,187	(276,424)
					$9,067,588	$(857,265)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
71

Direxion Daily GOOGL Bull 1.5X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
COMMON STOCKS - 16.5%
Web Search Portals, Libraries, Archives, and Other Information Services - 16.5%
8,008	Alphabet, Inc. Class A (a)	$756,836
	TOTAL COMMON STOCKS (Cost $823,420)	$756,836
SHORT TERM INVESTMENTS - 95.6%
Money Market Funds - 95.6%
1,962,763	Dreyfus Government Cash Management Institutional Shares, 2.91% (b)	$1,962,763
600,479	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.01% (b)	600,479
1,827,167	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (b)	1,827,167
	TOTAL SHORT TERM INVESTMENTS (Cost $4,390,409) (c)	$4,390,409
	TOTAL INVESTMENTS (Cost $5,213,829) - 112.1%	$5,147,245
	Liabilities in Excess of Other Assets - (12.1)%	(553,780)
	TOTAL NET ASSETS - 100.0%	$4,593,465

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at October 31, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,427,647.

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of common shares of Alphabet, Inc. Class A	5.5400% representing 1 month SOFR rate + spread	Citibank N.A.	12/16/2022	31,886	$3,229,275	$(228,271)
Total return of common shares of Alphabet, Inc. Class A	4.2900% representing 1 month SOFR rate + spread	Goldman Sachs	10/10/2023	19,504	1,987,577	(152,510)
Total return of common shares of Alphabet, Inc. Class A	5.5400% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	10/26/2023	13,507	1,424,768	(158,455)
					$6,641,620	$(539,236)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
72

Direxion Daily MSFT Bull 1.5X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
COMMON STOCKS - 20.3%
Publishing Industries - 20.3%
2,824	Microsoft Corp.	$655,535
	TOTAL COMMON STOCKS (Cost $707,576)	$655,535
SHORT TERM INVESTMENTS - 89.1%
Money Market Funds - 89.1%
1,375,944	Dreyfus Government Cash Management Institutional Shares, 2.91% (a)	$1,375,944
320,451	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.01% (a)	320,451
1,180,491	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (a)	1,180,491
	TOTAL SHORT TERM INVESTMENTS (Cost $2,876,886) (b)	$2,876,886
	TOTAL INVESTMENTS (Cost $3,584,462) - 109.4%	$3,532,421
	Liabilities in Excess of Other Assets - (9.4)%	(301,843)
	TOTAL NET ASSETS - 100.0%	$3,230,578

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,500,942.

  Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of common shares of Microsoft Corp.	5.5400% representing 1 month SOFR rate + spread	Citibank N.A.	12/16/2022	4,990	$1,254,780	$(105,284)
Total return of common shares of Microsoft Corp.	4.2900% representing 1 month SOFR rate + spread	Goldman Sachs	10/10/2023	6,469	1,572,520	(77,683)
Total return of common shares of Microsoft Corp.	5.5400% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	10/26/2023	6,593	1,636,293	(116,939)
					$4,463,593	$(299,906)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
73

Direxion Daily TSLA Bull 1.5X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
COMMON STOCKS - 18.5%
Transportation Equipment Manufacturing - 18.5%
81,763	Tesla, Inc. (a)	$18,604,353
	TOTAL COMMON STOCKS (Cost $20,549,744)	$18,604,353
SHORT TERM INVESTMENTS - 97.2%
Money Market Funds - 97.2%
36,410,027	Dreyfus Government Cash Management Institutional Shares, 2.91% (b)	$36,410,027
20,872,672	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.01% (b)	20,872,672
40,181,176	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (b)	40,181,176
	TOTAL SHORT TERM INVESTMENTS (Cost $97,463,875)	$97,463,875
	TOTAL INVESTMENTS (Cost $118,013,619) - 115.7% (c)	$116,068,228
	Liabilities in Excess of Other Assets - (15.7)%	(15,782,673)
	TOTAL NET ASSETS - 100.0%	$100,285,555

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at October 31, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $72,208,939.

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of common shares of Tesla, Inc.	5.0400% representing 1 month SOFR rate + spread	BNP Paribas	12/15/2022	67,075	$19,251,241	$(4,128,038)
Total return of common shares of Tesla, Inc.	6.0400% representing 1 month SOFR rate + spread	Citibank N.A.	12/16/2022	193,819	49,858,496	(6,037,930)
Total return of common shares of Tesla, Inc.	6.5400% representing 1 month SOFR rate + spread	Goldman Sachs	9/11/2023	159,951	40,779,676	(4,677,681)
Total return of common shares of Tesla, Inc.	5.5400% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	9/26/2023	158,500	39,058,859	(3,175,885)
					$148,948,272	$(18,019,534)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
74

Direxion Daily CSI 300 China A Share Bull 2X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 6.0%
96,325	Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF (a)	$2,332,992
	TOTAL INVESTMENT COMPANIES (Cost $2,913,503)	$2,332,992
SHORT TERM INVESTMENTS - 139.7%
Money Market Funds - 139.7%
40,568,703	Dreyfus Government Cash Management Institutional Shares, 2.91% (b)	$40,568,703
14,062,892	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (b)	14,062,892
	TOTAL SHORT TERM INVESTMENTS (Cost $54,631,595) (c)	$54,631,595
	TOTAL INVESTMENTS (Cost $57,545,098) - 145.6%	$56,964,587
	Liabilities in Excess of Other Assets - (45.6)%	(17,845,358)
	TOTAL NET ASSETS - 100.0%	$39,119,229

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at October 31, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $32,018,173.

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	0.0400% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	747,470	$21,639,037	$(3,397,206)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	1.0400% representing 1 month SOFR rate + spread	J.P. Morgan	12/13/2022	773,960	21,500,631	(2,772,620)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(3.0500)% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	1,612,609	50,739,665	(10,980,156)
					$93,879,333	$(17,149,982)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
75

Direxion Daily CSI China Internet Index Bull 2X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 46.6%
3,928,723	KraneShares CSI China Internet ETF (a)	$75,431,482
	TOTAL INVESTMENT COMPANIES (Cost $96,544,012)	$75,431,482
SHORT TERM INVESTMENTS - 105.9%
Money Market Funds - 105.9%
94,241,078	Dreyfus Government Cash Management Institutional Shares, 2.91% (b)	$94,241,078
27,363,182	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.01% (b)	27,363,182
49,933,344	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (b)	49,933,344
	TOTAL SHORT TERM INVESTMENTS (Cost $171,537,604)	$171,537,604
	TOTAL INVESTMENTS (Cost $268,081,616) - 152.5% (c)	$246,969,086
	Liabilities in Excess of Other Assets - (52.5)%	(84,995,460)
	TOTAL NET ASSETS - 100.0%	$161,973,626

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at October 31, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $195,198,653.

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of KraneShares CSI China Internet ETF	3.4400% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	2,737,277	$65,234,056	$(12,962,468)
Total return of KraneShares CSI China Internet ETF	3.7800% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	2,778,115	79,926,492	(27,261,841)
Total return of KraneShares CSI China Internet ETF	3.4300% representing 1 month SOFR rate + spread	BNP Paribas	12/15/2022	2,481,258	62,018,023	(14,542,291)
Total return of KraneShares CSI China Internet ETF	3.5900% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	2/23/2023	2,453,915	61,210,305	(14,826,952)
Total return of KraneShares CSI China Internet ETF	3.5900% representing 1 month SOFR rate + spread	Goldman Sachs	4/25/2023	2,493,789	62,338,237	(15,030,362)
					$330,727,113	$(84,623,914)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
76

Direxion Daily S&P 500® Bull 2X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 95.5%
123,418	iShares Core S&P 500 ETF (a)	$47,860,266
	TOTAL INVESTMENT COMPANIES (Cost $43,731,739)	$47,860,266
SHORT TERM INVESTMENTS - 6.8%
Money Market Funds - 6.8%
1,009,706	Dreyfus Government Cash Management Institutional Shares, 2.91% (b)	$1,009,706
2,380,082	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (b)	2,380,082
	TOTAL SHORT TERM INVESTMENTS (Cost $3,389,788)	$3,389,788
	TOTAL INVESTMENTS (Cost $47,121,527) - 102.3% (c)	$51,250,054
	Liabilities in Excess of Other Assets - (2.3)%	(1,110,864)
	TOTAL NET ASSETS - 100.0%	$50,139,190

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at October 31, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $33,821,949.

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Index	3.2900% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	11,703	$43,167,078	$2,110,001
Total return of S&P 500® Index	3.6100% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	1,836	6,683,903	398,437
					$49,850,981	$2,508,438

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
77

Direxion Daily S&P 500 Equal Weight Bull 2X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 66.2%
17,900	Invesco S&P 500® Equal Weight ETF (a)(b)	$2,498,124
	TOTAL INVESTMENT COMPANIES (Cost $2,816,905)	$2,498,124
SHORT TERM INVESTMENTS - 64.3%
Money Market Funds - 64.3%
2,423,886	Dreyfus Government Cash Management Institutional Shares, 2.91% (c)(d)	$2,423,886
	TOTAL SHORT TERM INVESTMENTS (Cost $2,423,886)	$2,423,886
	TOTAL INVESTMENTS (Cost $5,240,791) - 130.5% (e)	$4,922,010
	Liabilities in Excess of Other Assets - (30.5)%	(1,150,089)
	TOTAL NET ASSETS - 100.0%	$3,771,921

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at October 31, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $768,657.

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of S&P 500® Equal Weight Index	3.6400% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	882	$4,988,630	$(1,727)
Total return of S&P 500® Equal Weight Index	3.5900% representing 1 month SOFR rate + spread	Barclays	4/3/2023	8	49,273	(4,007)
					$5,037,903	$(5,734)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
78

Direxion Daily MSCI Brazil Bull 2X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 27.4%
1,164,806	iShares MSCI Brazil Capped ETF (a)(b)	$38,054,212
	TOTAL INVESTMENT COMPANIES (Cost $41,765,556)	$38,054,212
SHORT TERM INVESTMENTS - 68.3%
Money Market Funds - 68.3%
77,456,208	Dreyfus Government Cash Management Institutional Shares, 2.91% (c)(d)	$77,456,208
1,425	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.07% (c)	1,425
17,463,908	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (c)	17,463,908
	TOTAL SHORT TERM INVESTMENTS (Cost $94,921,541)	$94,921,541
	TOTAL INVESTMENTS (Cost $136,687,097) - 95.7% (e)	$132,975,753
	Other Assets in Excess of Liabilities - 4.3%	5,977,987
	TOTAL NET ASSETS - 100.0%	$138,953,740

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at October 31, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $60,699,375.

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares MSCI Brazil Capped ETF	3.7900% representing 1 month SOFR rate + spread	Barclays	12/7/2022	642,698	$20,360,596	$1,073,747
Total return of iShares MSCI Brazil Capped ETF	3.6300% representing 1 month SOFR rate + spread	BNP Paribas	12/15/2022	1,828,497	49,936,253	9,326,753
Total return of iShares MSCI Brazil Capped ETF	2.5400% representing 1 month SOFR rate + spread	J.P. Morgan	5/4/2023	2,760,020	86,075,214	4,417,267
Total return of iShares MSCI Brazil Capped ETF	3.1800% representing 1 month SOFR rate + spread	UBS Securities LLC	12/11/2023	2,110,595	68,251,081	641,872
					$224,623,144	$15,459,639

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
79

Direxion Daily MSCI India Bull 2X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 41.5%
514,503	iShares MSCI India ETF (a)(b)	$21,712,026
	TOTAL INVESTMENT COMPANIES (Cost $25,365,968)	$21,712,026
SHORT TERM INVESTMENTS - 90.5%
Money Market Funds - 90.5%
35,137,998	Dreyfus Government Cash Management Institutional Shares, 2.91% (c)(d)	$35,137,998
4,630,077	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.07% (c)	4,630,077
7,608,600	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (c)	7,608,600
	TOTAL SHORT TERM INVESTMENTS (Cost $47,376,675) (e)	$47,376,675
	TOTAL INVESTMENTS (Cost $72,742,643) - 132.0%	$69,088,701
	Liabilities in Excess of Other Assets - (32.0)%	(16,727,871)
	TOTAL NET ASSETS - 100.0%	$52,360,830

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at October 31, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $15,475,112.

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares MSCI India ETF	3.8400% representing 1 month SOFR rate + spread	Barclays	12/7/2022	537,057	$22,361,151	$265,297
Total return of iShares MSCI India ETF	3.6900% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	900,000	37,774,497	433,361
Total return of iShares MSCI India ETF	3.8300% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	530,000	21,564,349	615,550
					$81,699,997	$1,314,208

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
80

Direxion Daily Cloud Computing Bull 2X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
COMMON STOCKS - 81.8%
Administrative and Support Services - 0.9%
684	Alarm.com, Inc. (a)	$40,247
861	nCino, Inc. (a)	27,104
		67,351
Computer and Electronic Product Manufacturing - 0.2%
583	Radware Ltd. ADR (Israel) (a)	13,421
Data Processing, Hosting and Related Services - 5.6%
975	Five9, Inc. (a)	58,754
1,187	RingCentral, Inc. (a)	42,162
2,966	VMware, Inc.	333,764
		434,680
Heavy and Civil Engineering Construction - 0.6%
775	BlackLine, Inc. (a)	43,400
Professional, Scientific, and Technical Services - 26.1%
1,058	2U, Inc. (a)	6,549
644	DigitalOcean Holdings, Inc. (a)	23,132
970	Freshworks Inc. (a)	13,182
966	LivePerson, Inc. (a)	10,211
466	Model N, Inc. (a)	17,708
3,128	Nutanix, Inc. (a)	85,707
731	Paycom Software, Inc. (a)	252,926
572	Paylocity Holding Corp. (a)	132,584
580	PROS Holdings, Inc. (a)	14,471
3,893	SAP SE ADR (Germany)	373,962
747	ServiceNow, Inc. (a)	314,293
1,902	Snowflake, Inc. (a)	304,891
934	Unisys Corp. (a)	7,939
2,084	Vimeo, Inc. (a)	7,919
1,797	Workday, Inc. (a)	280,008
1,176	Zscaler, Inc. (a)	181,222
		2,026,704
Publishing Industries (except Internet) - 44.9%
1,628	ACI Worldwide, Inc. (a)	39,609
1,003	Adobe Systems, Inc. (a)	319,455
2,264	Akamai Technologies, Inc. (a)	199,979
255	AppFolio, Inc. (a)	31,969
2,032	Autodesk, Inc. (a)	435,458
1,374	Bill.com Holdings, Inc. (a)	183,237
619	Blackbaud, Inc. (a)	33,859
1,990	Box, Inc. (a)	57,810
1,123	C3.ai, Inc. (a)	14,723
519	Clearwater Analytics Holdings, Inc. (a)	8,455
1,069	Coupa Software, Inc. (a)	56,903
1,938	CrowdStrike Holdings, Inc. (a)	312,406
2,791	DocuSign, Inc. (a)	134,805
3,923	Dropbox, Inc. (a)	85,325
482	Enfusion, Inc. (a)(b)	6,830
557	Everbridge, Inc. (a)	17,451
1,548	Informatica, Inc. (a)(b)	29,969
131	MicroStrategy, Inc. Class A (a)(b)	35,044
5,266	Oracle Corp.	411,117
679	Paycor HCM, Inc. (a)	20,689
499	Qualys, Inc. (a)	71,137
2,024	Salesforce.com, Inc. (a)	329,082
514	SPS Commerce, Inc. (a)	65,031
4,797	Tuya, Inc. ADR (China) (a)	4,287
Shares		Fair Value
Publishing Industries (except Internet) (continued)
2,425	Twilio, Inc. (a)	$180,347
384	Upland Software, Inc. (a)	3,087
1,988	Veeva Systems, Inc. (a)	333,865
758	VTEX ADR (United Kingdom) (a)	3,168
620	Workiva, Inc. (a)	48,242
1,690	Zuora, Inc. (a)	12,996
		3,486,335
Telecommunications - 3.5%
1,649	8x8, Inc. (a)	6,975
323	Bandwidth, Inc. (a)	3,834
3,169	Zoom Video Communications, Inc. (a)	264,421
		275,230
	TOTAL COMMON STOCKS (Cost $8,955,434)	$6,347,121
SHORT TERM INVESTMENTS - 19.2%
Money Market Funds - 19.2%
496,004	Dreyfus Government Cash Management Institutional Shares, 2.91% (c)(d)	$496,004
1	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.07% (c)	1
991,880	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (c)	991,880
	TOTAL SHORT TERM INVESTMENTS (Cost $1,487,885)	$1,487,885
	TOTAL INVESTMENTS (Cost $10,443,319) - 101.0% (e)	$7,835,006
	Liabilities in Excess of Other Assets - (1.0)%	(75,879)
	TOTAL NET ASSETS - 100.0%	$7,759,127

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at October 31, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,927,521.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
81

Direxion Daily Cloud Computing Bull 2X Shares

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Indxx USA Cloud Computing Index	3.4400% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	3,743	$2,720,151	$(26,052)
Total return of Indxx USA Cloud Computing Index	3.1900% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	8,880	6,467,271	(30,156)
					$9,187,422	$(56,208)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
82

Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
COMMON STOCKS - 91.1%
Computer and Electronic Product Manufacturing - 5.9%
7,864	Blink Charging Co. (a)	$116,387
6,782	Indie Semiconductor, Inc. (a)	53,035
		169,422
Management of Companies and Enterprises - 2.1%
76,642	Arrival Ltd. ADR (Luxembourg) (a)	59,290
Motor Vehicle and Parts Dealers - 4.1%
15,854	EVgo, Inc. (a)	117,478
Printing and Related Support Activities - 4.3%
14,883	Fisker, Inc. (a)	121,297
Professional, Scientific, and Technical Services - 2.4%
20,103	TuSimple Holdings, Inc. (a)	68,953
Rental and Leasing Services - 2.5%
4,164	Cerence, Inc. (a)	71,621
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 30.9%
12,764	Aeva Technologies, Inc. (a)	25,528
3,898	Allego NV ADR (Netherlands) (a)	13,331
82,185	Canoo Inc. (a)	112,593
8,999	ChargePoint Holdings, Inc. (a)	125,806
19,697	Hyzon Motors, Inc. (a)	37,621
15,524	Lucid Group, Inc. (a)	221,838
21,235	Microvast Holdings, Inc. (a)	52,026
21,027	Nio, Inc. ADR (China) (a)	203,331
10,277	Proterra, Inc. (a)	64,129
8,301	The Lion Electric Company ADR (Canada) (a)	25,152
		881,355
Specialty Trade Contractors - 4.0%
13,833	QuantumScape Corp. (a)	115,229
Transportation Equipment Manufacturing - 34.9%
4,521	Gentex Corp.	119,761
13,536	Li Auto, Inc. ADR (China) (a)	184,361
16,389	Luminar Technologies, Inc. (a)	132,587
37,889	Nikola Corp. (a)	143,599
7,188	Niu Technologies ADR (China) (a)	18,833
941	Tesla Motors, Inc. (a)	214,115
27,752	XPeng, Inc. ADR (China) (a)	183,718
		996,974
	TOTAL COMMON STOCKS (Cost $3,569,999)	$2,601,619
Shares		Fair Value
SHORT TERM INVESTMENTS - 9.7%
Money Market Funds - 9.7%
276,011	Dreyfus Government Cash Management Institutional Shares, 2.91% (b)	$276,011
2,062	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.01% (b)	2,062
	TOTAL SHORT TERM INVESTMENTS (Cost $278,073)	$278,073
	TOTAL INVESTMENTS (Cost $3,848,072) - 100.8% (c)	$2,879,692
	Liabilities in Excess of Other Assets - (0.8)%	(24,286)
	TOTAL NET ASSETS - 100.0%	$2,855,406

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at October 31, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,642,034.

ADR - American Depository Receipt

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Indxx US Electric and Autonomous Vehicles Index	3.1400% representing 1 month SOFR rate + spread	Goldman Sachs	12/6/2023	2,752	$3,142,863	$(37,352)
					$3,142,863	$(37,352)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
83

Direxion Daily Energy Bull 2X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
COMMON STOCKS - 76.8%
Gasoline Stations - 15.0%
463,671	Chevron Corp.	$83,878,084
Machinery Manufacturing - 1.5%
296,419	Baker Hughes Co.	8,198,949
Oil and Gas Extraction - 15.3%
95,661	APA Corp.	4,348,749
233,089	Coterra Energy, Inc.	7,256,061
191,839	Devon Energy Corp.	14,838,747
136,069	EOG Resources, Inc.	18,576,140
90,928	EQT Corp.	3,804,427
198,510	Marathon Oil Corp.	6,044,629
218,323	Occidental Petroleum Corp.	15,850,250
140,935	Phillips 66	14,698,111
		85,417,114
Petroleum and Coal Products Manufacturing - 26.6%
149,916	ConocoPhillips	18,902,908
889,044	Exxon Mobil Corp.	98,514,966
146,086	Marathon Petroleum Corp.	16,598,291
115,423	Valero Energy Corp.	14,491,358
		148,507,523
Pipeline Transportation - 2.1%
356,997	Williams Companies, Inc.	11,684,513
Support Activities for Mining - 13.0%
52,080	Diamondback Energy, Inc.	8,182,289
265,704	Halliburton Co.	9,676,940
81,637	Hess Corp.	11,517,348
69,926	Pioneer Natural Resources Co.	17,929,725
414,380	Schlumberger Ltd. ADR (Curaco)	21,560,191
55,681	Targa Resources Corp.	3,806,910
		72,673,403
Utilities - 3.3%
580,866	Kinder Morgan, Inc.	10,525,292
130,918	ONEOK, Inc.	7,766,055
		18,291,347
	TOTAL COMMON STOCKS (Cost $310,996,413)	$428,650,933
Shares		Fair Value
SHORT TERM INVESTMENTS - 24.3%
Money Market Funds - 24.3%
116,133,141	Dreyfus Government Cash Management Institutional Shares, 2.91% (b)	$116,133,141
19,572,271	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.07% (b)	19,572,271
31,815	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (b)	31,815
	TOTAL SHORT TERM INVESTMENTS (Cost $135,737,227)	$135,737,227
	TOTAL INVESTMENTS (Cost $446,733,640) - 101.1% (c)	$564,388,160
	Liabilities in Excess of Other Assets - (1.1)%	(6,360,017)
	TOTAL NET ASSETS - 100.0%	$558,028,143

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at October 31, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $273,163,126.

ADR - American Depository Receipt

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Energy Select Sector Index	3.4900% representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	187,164	$139,017,150	$38,943,721
Total return of Energy Select Sector Index	3.5400% representing 1 month SOFR rate + spread	Barclays	12/7/2022	236,992	182,745,976	41,533,113
Total return of Energy Select Sector Index	3.6900% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	84,062	62,406,902	17,247,384
Total return of Energy Select Sector Index	3.5300% representing 1 month SOFR rate + spread	BNP Paribas	12/15/2022	219,744	180,286,920	27,505,193
					$564,456,948	$125,229,411

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
84

Direxion Daily Energy Bear 2X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 123.6%
Money Market Funds - 123.6%
40,760,846	Dreyfus Government Cash Management Institutional Shares, 2.91% (a)	$40,760,846
3,361,599	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.07% (a)	3,361,599
4,720,462	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (a)	4,720,462
	TOTAL SHORT TERM INVESTMENTS (Cost $48,842,907) (b)	$48,842,907
	TOTAL INVESTMENTS (Cost $48,842,907) - 123.6%	$48,842,907
	Liabilities in Excess of Other Assets - (23.6)%	(9,330,315)
	TOTAL NET ASSETS - 100.0%	$39,512,592

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $25,658,185.

Short Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
3.0400% representing 1 month SOFR rate + spread	Total return of Energy Select Sector Index	J.P. Morgan	12/6/2022	16,628	$13,835,604	$(1,868,435)
3.2400% representing 1 month SOFR rate + spread	Total return of Energy Select Sector Index	Barclays	12/7/2022	10,007	7,647,775	(1,798,821)
3.3600% representing 1 month SOFR rate + spread	Total return of Energy Select Sector Index	UBS Securities LLC	12/14/2022	24,205	20,963,847	(1,884,317)
3.0800% representing 1 month SOFR rate + spread	Total return of Energy Select Sector Index	BNP Paribas	12/15/2022	32,848	25,842,313	(5,278,218)
					$68,289,539	$(10,829,791)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
85

Direxion Daily FinTech Bull 2X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
COMMON STOCKS - 83.3%
Administrative and Support Services - 14.6%
371	Coinbase Global, Inc. (a)(b)	$24,579
1,185	Dlocal Ltd. ADR (Uruguay) (a)	26,425
529	Envestnet, Inc. (a)	26,085
741	Evertec, Inc.	26,535
182	FleetCor Technologies, Inc. (a)	33,874
821	nCino, Inc. (a)	25,845
2,341	Paymentus Holdings, Inc. (a)(b)	24,346
2,379	Remitly Global, Inc. (a)	27,644
1,127	Upstart Holdings, Inc. (a)(b)	26,124
1,035	Visa, Inc. Class A	214,411
		455,868
Amusement, Gambling, and Recreation Industries - 2.5%
686	Global Payments, Inc.	78,382
Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 3.8%
1,146	Fiserv, Inc. (a)	117,740
Credit Intermediation and Related Activities - 26.6%
1,345	Affirm Holdings, Inc. (a)	26,994
1,407	American Express Co.	208,869
681	Discover Financial Services	71,137
299	Euronet Worldwide, Inc. (a)	25,119
1,424	Fidelity National Information Services, Inc.	118,178
1,147	Flywire Corp. (a)	25,177
2,174	LendingClub Corp. (a)	23,131
652	MasterCard, Inc. Class A	213,973
653	Meta Financial Group, Inc.	27,446
862	Nuvei Corp. ADR (Canada) (a)	25,920
1,199	Synchrony Financial	42,637
1,807	Western Union Co.	24,413
		832,994
Data Processing, Hosting and Related Services - 1.7%
1,767	Pagseguro Digital Ltd. ADR (Brazil) (a)	24,173
173	WEX, Inc. (a)	28,396
		52,569
Heavy and Civil Engineering Construction - 0.8%
463	BlackLine, Inc. (a)	25,928
Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.9%
2,105	Marathon Digital Holdings, Inc. (a)(b)	27,596
Management of Companies and Enterprises - 4.7%
948	Capital One Financial Corp.	100,507
14,746	Lufax Holding Ltd. ADR (China)	23,446
2,363	StoneCo Ltd. ADR (a)	24,812
		148,765
Professional, Scientific, and Technical Services - 3.8%
820	Alliance Data Systems Corp.	29,610
181	Jack Henry & Associates, Inc.	36,030
4,225	Riot Blockchain, Inc. (a)	29,110
543	Shift4 Payments, Inc. (a)	24,962
		119,712
Shares		Fair Value
Publishing Industries - 6.4%
472	Intuit, Inc.	$201,780
Publishing Industries (except Internet) - 8.6%
1,094	ACI Worldwide, Inc. (a)	26,617
248	Bill.com Holdings, Inc. (a)	33,073
409	Black Knight, Inc. (a)	24,732
1,313	Block, Inc. (a)	78,872
884	Q2 Holdings, Inc. (a)	27,439
513	SS&C Technologies Holdings, Inc.	26,379
1,185	Toast, Inc. (a)	26,177
1,487	Vertex, Inc. (a)	26,796
		270,085
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.6%
1,332	Assetmark Financial Holdings, Inc. (a)	27,586
16,984	Paysafe Ltd. ADR (Douglas, Isle of Man) (a)	24,796
2,428	Robinhood Markets, Inc. (a)	28,359
		80,741
Telecommunications - 6.3%
2,347	PayPal Holdings, Inc. (a)	196,162
	TOTAL COMMON STOCKS (Cost $3,272,362)	$2,608,322
SHORT TERM INVESTMENTS - 28.7%
Money Market Funds - 28.7%
898,846	Dreyfus Government Cash Management Institutional Shares, 2.91% (c)(d)	$898,846
	TOTAL SHORT TERM INVESTMENTS (Cost $898,846)	$898,846
	TOTAL INVESTMENTS (Cost $4,171,208) - 112.0% (e)	$3,507,168
	Liabilities in Excess of Other Assets - (12.0)%	(374,404)
	TOTAL NET ASSETS - 100.0%	$3,132,764

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at October 31, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,406,239.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
86

Direxion Daily FinTech Bull 2X Shares

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Indxx US Fintech and Decentralized Finance Index	3.6900% representing 1 month SOFR rate + spread	Barclays	12/7/2022	33	$69,980	$(11,355)
Total return of Indxx US Fintech and Decentralized Finance Index	3.7400% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	2,010	3,718,707	(134,374)
					$3,788,687	$(145,729)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
87

Direxion Daily Global Clean Energy Bull 2X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 66.9%
156,721	iShares Global Clean Energy ETF (a)	$2,960,460
	TOTAL INVESTMENT COMPANIES (Cost $3,580,774)	$2,960,460
SHORT TERM INVESTMENTS - 36.5%
Money Market Funds - 36.5%
1,064,927	Dreyfus Government Cash Management Institutional Shares, 2.91% (b)	$1,064,927
548,653	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (b)	548,653
	TOTAL SHORT TERM INVESTMENTS (Cost $1,613,580)	$1,613,580
	TOTAL INVESTMENTS (Cost $5,194,354) - 103.4% (c)	$4,574,040
	Liabilities in Excess of Other Assets - (3.4)%	(149,603)
	TOTAL NET ASSETS - 100.0%	$4,424,437

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at October 31, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,255,176.

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of The S&P Global Clean Energy Index	3.6900% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	98,793	$1,841,085	$11,373
Total return of The S&P Global Clean Energy Index	3.4900% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	212,928	4,186,086	(175,709)
					$6,027,171	$(164,336)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
88

Direxion Daily Gold Miners Index Bull 2X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 49.7%
7,736,708	VanEck Vectors® Gold Miners ETF (a)	$186,918,866
	TOTAL INVESTMENT COMPANIES (Cost $199,805,629)	$186,918,866
SHORT TERM INVESTMENTS - 63.9%
Money Market Funds - 63.9%
144,866,834	Dreyfus Government Cash Management Institutional Shares, 2.91% (b)	$144,866,834
9,650,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.01% (b)	9,650,000
85,723,536	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (b)	85,723,536
	TOTAL SHORT TERM INVESTMENTS (Cost $240,240,370)	$240,240,370
	TOTAL INVESTMENTS (Cost $440,045,999) - 113.6% (c)	$427,159,236
	Liabilities in Excess of Other Assets - (13.6)%	(51,251,093)
	TOTAL NET ASSETS - 100.0%	$375,908,143

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at October 31, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $301,153,895.

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of VanEck Vectors® Gold Miners ETF	3.7900% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	4,612,819	$146,631,080	$(36,955,153)
Total return of VanEck Vectors® Gold Miners ETF	3.8900% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	4,345,609	131,854,377	(26,981,402)
Total return of VanEck Vectors® Gold Miners ETF	4.1500% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	5,332,844	128,210,374	81,711
Total return of VanEck Vectors® Gold Miners ETF	3.8300% representing 1 month SOFR rate + spread	BNP Paribas	12/15/2022	3,617,624	88,519,850	(1,373,622)
Total return of VanEck Vectors® Gold Miners ETF	3.8900% representing 1 month SOFR rate + spread	J.P. Morgan	2/10/2023	3,473,099	85,474,614	(2,175,187)
Total return of VanEck Vectors® Gold Miners ETF	3.6400% representing 1 month SOFR rate + spread	Goldman Sachs	10/31/2023	2,000,000	48,240,000	(61,129)
					$628,930,295	$(67,464,782)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
89

Direxion Daily Gold Miners Index Bear 2X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 104.5%
Money Market Funds - 104.5%
68,647,091	Dreyfus Government Cash Management Institutional Shares, 2.91% (a)	$68,647,091
22,028,406	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (a)	22,028,406
	TOTAL SHORT TERM INVESTMENTS (Cost $90,675,497) (b)	$90,675,497
	TOTAL INVESTMENTS (Cost $90,675,497) - 104.5%	$90,675,497
	Liabilities in Excess of Other Assets - (4.5)%	(3,926,244)
	TOTAL NET ASSETS - 100.0%	$86,749,253

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $39,917,068.

Short Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
3.2700% representing 1 month SOFR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Citibank N.A.	12/13/2022	621,009	$24,038,417	$9,296,822
3.6900% representing 1 month SOFR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Bank of America Merrill Lynch	12/13/2022	1,504,091	43,911,161	7,998,639
3.6300% representing 1 month SOFR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	UBS Securities LLC	12/14/2022	3,051,103	72,117,924	(1,479,449)
2.9900% representing 1 month SOFR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	J.P. Morgan	12/6/2023	1,324,647	31,455,479	(456,651)
3.4200% representing 1 month SOFR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	BNP Paribas	12/7/2023	680,312	16,341,094	(62,675)
					$187,864,075	$15,296,686

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
90

Direxion Daily Junior Gold Miners Index Bull 2X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 39.7%
3,051,846	VanEck VectorsTM Junior Gold Miners ETF (a)	$90,029,457
	TOTAL INVESTMENT COMPANIES (Cost $96,575,980)	$90,029,457
SHORT TERM INVESTMENTS - 77.3%
Money Market Funds - 77.3%
143,236,285	Dreyfus Government Cash Management Institutional Shares, 2.91% (b)	$143,236,285
32,011,031	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (b)	32,011,031
	TOTAL SHORT TERM INVESTMENTS (Cost $175,247,316)	$175,247,316
	TOTAL INVESTMENTS (Cost $271,823,296) - 117.0% (c)	$265,276,773
	Liabilities in Excess of Other Assets - (17.0)%	(38,591,251)
	TOTAL NET ASSETS - 100.0%	$226,685,522

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at October 31, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $148,275,804.

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of VanEck VectorsTM Junior Gold Miners ETF	3.8400% representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	1,107,342	$46,891,241	$(14,796,409)
Total return of VanEck VectorsTM Junior Gold Miners ETF	3.8100% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	5,657,722	178,392,443	(12,630,450)
Total return of VanEck VectorsTM Junior Gold Miners ETF	4.0500% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	1,280,561	39,175,303	(1,564,957)
Total return of VanEck VectorsTM Junior Gold Miners ETF	3.8300% representing 1 month SOFR rate + spread	BNP Paribas	12/15/2022	4,271,136	129,399,871	(4,256,948)
					$393,858,858	$(33,248,764)
The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
91

Direxion Daily Junior Gold Miners Index Bear 2X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 97.2%
Money Market Funds - 97.2%
88,422,843	Dreyfus Government Cash Management Institutional Shares, 2.91% (a)	$88,422,843
22,018,922	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (a)	22,018,922
	TOTAL SHORT TERM INVESTMENTS (Cost $110,441,765) (b)	$110,441,765
	TOTAL INVESTMENTS (Cost $110,441,765) - 97.2%	$110,441,765
	Other Assets in Excess of Liabilities - 2.8%	3,179,208
	TOTAL NET ASSETS - 100.0%	$113,620,973

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $50,837,684.

Short Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
3.4200% representing 1 month SOFR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	BNP Paribas	12/8/2022	3,235,054	$97,769,784	$2,678,022
3.3200% representing 1 month SOFR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	Citibank N.A.	12/13/2022	3,055,948	88,614,736	(1,457,083)
3.6100% representing 1 month SOFR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	UBS Securities LLC	12/14/2022	783,737	30,438,004	7,593,348
2.9400% representing 1 month SOFR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	J.P. Morgan	10/16/2023	628,502	18,423,993	(51,897)
					$235,246,517	$8,762,390

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
92

Direxion Daily Metal Miners Bull 2X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
COMMON STOCKS - 76.3%
Fabricated Metal Product Manufacturing - 4.0%
1,697	Materion Corp.	$145,450
2,408	Nucor Corp.	316,363
		461,813
Merchant Wholesalers, Durable Goods - 2.1%
4,360	Ryerson Holding, Corp.	146,278
3,548	Schnitzer Steel Industries, Inc.	95,760
		242,038
Mining (except Oil and Gas) - 27.0%
2,351	5E Advanced Materials, Inc. (a)(b)	31,456
2,409	Alpha Metallurgical Resources, Inc.	406,760
2,496	Arch Resources, Inc.	380,116
82,197	Coeur Mining, Inc. (a)	310,705
5,195	Consol Energy, Inc.	327,389
10,744	Freeport-McMoRan Copper & Gold, Inc.	340,477
8,007	Newmont Mining Corp.	338,856
14,816	Peabody Energy Corp. (a)	354,103
3,599	Royal Gold, Inc.	341,761
77,848	Uranium Energy Corp. (a)	327,740
		3,159,363
Primary Metal Manufacturing - 28.0%
6,569	Alcoa Corp.	256,388
11,107	Allegheny Technologies, Inc. (a)	330,544
12,975	Arconic Corp. (a)	269,361
4,482	Carpenter Technology Corp.	167,627
33,248	Century Aluminum Co. (a)	239,718
8,287	Commercial Metals Co.	377,058
771	Haynes International Inc.	37,710
2,459	Kaiser Aluminum Corp.	198,663
1,753	Reliance Steel & Aluminum Co.	353,194
3,995	Steel Dynamics, Inc.	375,730
13,728	SunCoke Energy Inc.	99,665
9,084	TimkenSteel Corp. (a)	158,425
13,705	United States Steel Corp.	279,034
2,863	Worthington Industries, Inc.	136,164
		3,279,281
Real Estate - 2.6%
10,199	MP Materials Corp. (a)	306,378
Support Activities for Mining - 10.1%
18,454	Cleveland-Cliffs Inc. (a)	239,718
5,619	Compass Minerals International, Inc.	222,175
Shares		Fair Value
Support Activities for Mining (continued)
82,889	Hecla Mining Co.	$378,803
5,519	Piedmont Lithium, Inc. (a)	343,392
		1,184,088
Wood Product Manufacturing - 2.5%
4,883	Enviva, Inc.	292,199
	TOTAL COMMON STOCKS (Cost $10,247,161)	$8,925,160
SHORT TERM INVESTMENTS - 23.2%
Money Market Funds - 23.2%
1,875,014	Dreyfus Government Cash Management Institutional Shares, 2.91% (c)(d)	$1,875,014
834,671	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (c)	834,671
	TOTAL SHORT TERM INVESTMENTS (Cost $2,709,685)	$2,709,685
	TOTAL INVESTMENTS (Cost $12,956,846) - 99.5% (e)	$11,634,845
	Other Assets in Excess of Liabilities - 0.5%	92,646
	TOTAL NET ASSETS - 100.0%	$11,696,976

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at October 31, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,374,178.

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P Metals & Mining Select Industry Index	3.7300% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	2,032	$4,711,609	$315,557
Total return of S&P Metals & Mining Select Industry Index	3.4400% representing 1 month SOFR rate + spread	J.P. Morgan	5/5/2023	3,807	8,989,699	424,730
					$13,701,308	$740,287

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
93

Direxion Daily Oil Services Bull 2X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
COMMON STOCKS - 63.5%
Machinery Manufacturing - 14.2%
29,114	Baker Hughes Co.	$805,293
7,670	Cactus, Inc.	396,692
3,960	Dril-Quip, Inc. (a)	98,525
23,645	NOV, Inc.	529,648
7,602	Oil States International, Inc (a)	49,185
43,312	TechnipFMC PLC ADR (United Kingdom) (a)	458,674
		2,338,017
Management of Companies and Enterprises - 1.3%
11,086	Expro Group Holdings N.V. ADR (Netherlands) (a)	209,858
Merchant Wholesalers, Durable Goods - 7.3%
17,096	ChampionX Corp.	489,288
18,823	RPC, Inc. (a)	209,500
7,379	Valaris Ltd. ADR (a)	493,876
		1,192,664
Mining (except Oil and Gas) - 0.8%
8,705	U.S. Silica Holdings, Inc. (a)	125,265
Primary Metal Manufacturing - 2.9%
15,252	Tenaris S.A. ADR (Luxembourg)	479,218
Support Activities for Mining - 37.0%
4,812	Core Laboratories N.V. ADR (Netherlands)	93,642
32,267	Halliburton Co.	1,175,164
18,626	Helix Energy Solutions Group, Inc. (a)	130,382
8,712	Helmerich & Payne, Inc. (a)	431,331
19,410	Liberty Oilfield Services, Inc. (a)	328,223
1,370	Nabors Industries Ltd. ADR (a)	238,421
21,716	NexTier Oilfield Solutions, Inc. (a)	218,897
11,172	Oceaneering International, Inc. (a)	156,296
22,932	Patterson-UTI Energy, Inc.	404,750
10,445	ProPetro Holding Corp. (a)	123,669
44,099	Schlumberger Ltd. ADR (Curaco)	2,294,471
13,156	Select Energy Services, Inc. (a)	126,955
Shares		Fair Value
Support Activities for Mining (continued)
98,629	Transocean Ltd. ADR (Switzerland) (a)	$362,955
		6,085,156
	TOTAL COMMON STOCKS (Cost $9,140,726)	$10,430,178
SHORT TERM INVESTMENTS - 33.3%
Money Market Funds - 33.3%
3,874,637	Dreyfus Government Cash Management Institutional Shares, 2.91% (b)	$3,874,637
70,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.07% (b)	70,000
1,516,455	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (b)	1,516,455
	TOTAL SHORT TERM INVESTMENTS (Cost $5,461,092)	$5,461,092
	TOTAL INVESTMENTS (Cost $14,601,818) - 96.8% (c)	$15,891,270
	Other Assets in Excess of Liabilities - 3.2%	528,445
	TOTAL NET ASSETS - 100.0%	$16,419,715

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at October 31, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,472,827.

ADR - American Depository Receipt

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of MVIS US Listed Oil Services 25 Index	3.5400% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	11,808	$6,593,264	$1,538,724
Total return of MVIS US Listed Oil Services 25 Index	3.7400% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	7,741	4,336,929	992,395
Total return of MVIS US Listed Oil Services 25 Index	3.5900% representing 1 month SOFR rate + spread	Barclays	12/21/2022	12,900	8,562,388	341,629
					$19,492,581	$2,872,748

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
94

Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 51.3%
288,607	Global X Robotics & Artificial Intelligence ETF (a)	$5,662,469
	TOTAL INVESTMENT COMPANIES (Cost $7,307,398)	$5,662,469
SHORT TERM INVESTMENTS - 69.1%
Money Market Funds - 69.1%
3,000,320	Dreyfus Government Cash Management Institutional Shares, 2.91% (b)	$3,000,320
1,600,136	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.07% (b)	1,600,136
3,028,437	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (b)	3,028,437
	TOTAL SHORT TERM INVESTMENTS (Cost $7,628,893)	$7,628,893
	TOTAL INVESTMENTS (Cost $14,936,291) - 120.4% (c)	$13,291,362
	Liabilities in Excess of Other Assets - (20.4)%	(2,248,401)
	TOTAL NET ASSETS - 100.0%	$11,042,961

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at October 31, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,290,191.

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	3.4900% representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	407,177	$8,016,601	$(66,520)
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	3.7900% representing 1 month SOFR rate + spread	Barclays	12/7/2022	124,387	3,410,808	(1,064,185)
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	3.6900% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	88,348	2,807,622	(1,111,632)
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	3.8300% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	217,169	4,250,730	(4,598)
					$18,485,761	$(2,246,935)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
95

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
COMMON STOCKS - 51.5%
Chemical Manufacturing - 0.5%
1,897,697	Gevo, Inc. (a)	$4,269,818
Gasoline Stations - 2.1%
49,249	Chevron Corp.	8,909,144
264,370	Delek US Holdings, Inc.	7,841,214
		16,750,358
Merchant Wholesalers, Durable Goods - 0.1%
25,661	REX American Resources Corp. (a)	769,573
Merchant Wholesalers, Nondurable Goods - 0.3%
78,887	World Fuel Services Corp.	2,010,830
Mining (except Oil and Gas) - 1.0%
458,559	CNX Resources Corp. (a)	7,708,377
Oil and Gas Extraction - 27.0%
196,559	Antero Resources Corp. (a)	7,205,853
206,827	APA Corp.	9,402,356
149,229	Berry Petroleum Corp.	1,323,661
91,228	Brigham Minerals Inc.	2,828,068
521,263	Clean Energy Fuels Corp. (a)	3,497,675
419,489	Comstock Resources Inc. (a)	7,878,003
111,968	Continental Resources, Inc.	8,282,273
264,625	Coterra Energy, Inc.	8,237,776
59,332	Crescent Energy Co. (b)	817,595
114,994	Devon Energy Corp.	8,894,786
333,049	Earthstone Energy, Inc. (a)(b)	5,382,072
63,863	EOG Resources, Inc.	8,718,577
162,936	EQT Corp.	6,817,242
146,932	Green Plains, Inc. (a)	4,244,866
1,240,633	Kosmos Energy Ltd. (a)	8,051,708
282,958	Magnolia Oil & Gas Corp.	7,266,362
298,978	Marathon Oil Corp.	9,103,880
135,083	Matador Resources Co.	8,976,265
197,794	Murphy Oil Corp.	9,594,987
56,711	Oasis Petroleum, Inc.	8,681,887
120,077	Occidental Petroleum Corp.	8,717,590
150,631	Ovintiv, Inc.	7,629,460
136,187	Par Pacific Holdings, Inc. (a)	3,115,959
119,294	PDC Energy, Inc.	8,605,869
89,492	Phillips 66	9,333,121
253,232	Range Resources Corp.	7,212,047
84,786	Ranger Oil Corp.	3,467,747
69,785	SilverBow Resources, Inc. (a)	2,475,274
171,486	SM Energy Co.	7,713,440
1,029,808	Southwestern Energy Co. (a)	7,136,570
234,647	Talos Energy, Inc. (a)	4,993,288
1,762,426	Tellurian, Inc. (a)(b)	4,758,550
732,297	W&T Offshore, Inc. (a)	5,558,134
		215,922,941
Petroleum and Coal Products Manufacturing - 9.3%
70,361	ConocoPhillips	8,871,818
154,234	CVR Energy, Inc.	6,024,380
81,636	Exxon Mobil Corp.	9,046,085
148,276	HF Sinclair Corp.	9,070,043
105,974	Laredo Petroleum, Inc. (a)	6,851,219
78,773	Marathon Petroleum Corp.	8,950,188
Shares		Fair Value
Petroleum and Coal Products Manufacturing (continued)
235,448	PBF Energy, Inc. (a)	$10,418,574
69,520	Valero Energy Corp.	8,728,236
808,120	Vertex Energy, Inc. (a)(b)	6,893,264
		74,853,807
Printing and Related Support Activities - 1.2%
992,197	Permian Resources Corp. (a)	9,693,765
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.2%
4,322	Texas Pacific Land Corp.	9,957,326
Support Activities for Mining - 8.2%
135,450	California Resources Corp.	6,110,150
186,423	Callon Petroleum Co. (a)	8,195,155
118,042	Civitas Resources, Inc.	8,252,316
88,805	Denbury, Inc. (a)	8,117,665
58,346	Diamondback Energy, Inc.	9,166,740
26,619	Gulfport Energy Corp. (a)	2,382,667
64,327	Hess Corp.	9,075,253
169,912	Northern Oil and Gas, Inc.	5,800,796
32,876	Pioneer Natural Resources Co.	8,429,735
		65,530,477
Utilities - 0.6%
186,673	Archaea Energy, Inc. (a)	4,818,030
	TOTAL COMMON STOCKS (Cost $373,242,085)	$412,285,302
SHORT TERM INVESTMENTS - 48.4%
Money Market Funds - 48.4%
276,893,439	Dreyfus Government Cash Management Institutional Shares, 2.91% (c)(d)	$276,893,439
22,502,796	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.01% (c)	22,502,796
88,044,853	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (c)	88,044,853
	TOTAL SHORT TERM INVESTMENTS (Cost $387,441,088)	$387,441,088
	TOTAL INVESTMENTS (Cost $760,683,173) - 99.9% (e)	$799,726,390
	Other Assets in Excess of Liabilities - 0.1%	891,367
	TOTAL NET ASSETS - 100.0%	$800,617,757

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
96

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares

Schedule of Investments

October 31, 2022

(c)  Represents annualized seven-day yield at October 31, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $446,096,188.

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	3.5800% representing 1 month SOFR rate + spread	BNP Paribas	12/8/2022	61,000	$221,919,830	$135,988,244
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	3.3200% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	40,891	160,744,438	79,178,430
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	3.4400% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	32,204	169,622,511	17,800,314
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	3.7700% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	21,281	102,241,313	21,586,296
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	3.5400% representing 1 month SOFR rate + spread	Goldman Sachs	8/30/2023	22,811	112,516,586	20,204,454
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	3.2900% representing 1 month SOFR rate + spread	J.P. Morgan	11/6/2023	25,771	132,166,484	17,770,886
					$899,211,162	$292,528,624

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
97

Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 129.5%
Money Market Funds - 129.5%
73,521,429	Dreyfus Government Cash Management Institutional Shares, 2.91% (a)	$73,521,429
10,520,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.01% (a)	10,520,000
49,004,684	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (a)	49,004,684
	TOTAL SHORT TERM INVESTMENTS (Cost $133,046,113) (b)	$133,046,113
	TOTAL INVESTMENTS (Cost $133,046,113) - 129.5%	$133,046,113
	Liabilities in Excess of Other Assets - (29.5)%	(30,299,169)
	TOTAL NET ASSETS - 100.0%	$102,746,944

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $65,879,183.

Short Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.6400% representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	J.P. Morgan	12/6/2022	7,170	$34,775,551	$(7,077,542)
2.9900% representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Citibank N.A.	12/13/2022	5,436	25,861,750	(5,827,989)
3.2400% representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Bank of America Merrill Lynch	12/13/2022	11,302	62,981,056	(2,812,829)
3.3600% representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	UBS Securities LLC	12/14/2022	4,900	25,629,982	(2,871,768)
3.2400% representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Goldman Sachs	10/31/2023	6,444	33,327,311	(4,175,393)
					$182,575,650	$(22,765,521)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
98

Direxion Daily Select Large Caps & FANGs Bull 2X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
COMMON STOCKS - 80.5%
Administrative and Support Services - 4.1%
2,577	Atlassian Corp. (a)	$522,435
Computer and Electronic Product Manufacturing - 24.8%
8,554	Advanced Micro Devices, Inc. (a)	513,753
4,898	Alphabet, Inc. Class A (a)	462,910
3,475	Analog Devices, Inc.	495,605
3,360	Apple, Inc.	515,222
1,982	Enphase Energy, Inc. (a)	608,474
3,985	NVIDIA Corp. (a)	537,856
		3,133,820
Motion Picture and Sound Recording Industries - 4.1%
1,778	Netflix, Inc. (a)	518,963
General Merchandise Retailers - 3.4%
4,191	Amazon.com, Inc. (a)	429,326
Professional, Scientific, and Technical Services - 15.2%
3,870	Meta Platforms, Inc. (a)	360,529
1,369	ServiceNow, Inc. (a)	575,993
2,873	Snowflake, Inc. (a)	460,542
3,378	Zscaler, Inc. (a)	520,550
		1,917,614
Publishing Industries - 15.8%
3,179	CrowdStrike Holdings, Inc. (a)	512,455
6,091	Datadog, Inc. (a)	490,386
1,202	Intuit, Inc.	513,855
2,031	Microsoft Corp.	471,456
		1,988,152
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.4%
39,229	Lucid Group, Inc. (a)(b)	560,582
Transportation Equipment Manufacturing - 8.7%
16,022	Rivian Automotive, Inc. (a)	560,289
2,377	Tesla Motors, Inc. (a)	540,863
		1,101,152
	TOTAL COMMON STOCKS (Cost $10,309,093)	$10,172,044
Shares		Fair Value
SHORT TERM INVESTMENTS - 36.5%
Money Market Funds - 36.5%
4,066,842	Dreyfus Government Cash Management Institutional Shares, 2.91% (c)(d)	$4,066,842
390,004	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.07% (c)	390,004
160,965	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (c)	160,965
	TOTAL SHORT TERM INVESTMENTS (Cost $4,617,811)	$4,617,811
	TOTAL INVESTMENTS (Cost $14,926,904) - 117.0% (e)	$14,789,855
	Liabilities in Excess of Other Assets - (17.0)%	(2,149,745)
	TOTAL NET ASSETS - 100.0%	$12,640,110

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at October 31, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,194,929.

ADR - American Depository Receipt

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of ICE FANG 20 Index	3.6300% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	65,488	$14,436,742	$111,515
Total return of ICE FANG 20 Index	3.6900% representing 1 month SOFR rate + spread	Barclays	4/3/2023	2,366	559,358	(56,349)
					$14,996,100	$55,166

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
99

Direxion Daily Software Bull 2X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
COMMON STOCKS - 82.4%
Administrative and Support Services - 0.7%
81	Alarm.com, Inc. (a)	$4,766
90	Envestnet, Inc. (a)	4,438
123	nCino, Inc. (a)	3,872
324	SentinelOne, Inc. (a)	7,400
76	Sprout Social, Inc. (a)	4,585
		25,061
Computer and Electronic Product Manufacturing - 4.7%
845	BlackBerry, Ltd. ADR (Canada) (a)	3,938
100	Dolby Laboratories, Inc.	6,684
1,065	Fortinet, Inc. (a)	60,875
48	InterDigital, Inc.	2,394
223	NCR Corp. (a)	4,741
173	Roper Technologies, Inc.	71,715
167	Teradata Corp. (a)	5,276
67	XPERI, Inc. (a)	936
		156,559
Data Processing, Hosting and Related Services - 1.5%
114	Five9, Inc. (a)	6,870
67	Pegasystems, Inc.	2,493
125	RingCentral, Inc. (a)	4,440
336	VMware, Inc.	37,810
		51,613
Electronics and Appliance Stores - 0.4%
211	Smartsheet, Inc. (a)	7,368
564	UiPath, Inc. (a)	7,135
		14,503
Food Services and Drinking Places - 0.4%
102	Manhattan Associates, Inc. (a)	12,410
Heavy and Civil Engineering Construction - 0.1%
88	BlackLine, Inc. (a)	4,928
Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.1%
180	Marathon Digital Holdings, Inc. (a)(b)	2,360
Merchant Wholesalers, Durable Goods - 0.2%
93	New Relic, Inc. (a)	5,509
Motion Picture and Sound Recording Industries - 1.0%
169	ADEIA, Inc.	1,890
255	Take-Two Interactive Software, Inc. (a)	30,212
		32,102
Other Information Services - 0.1%
109	LiveRamp Holdings, Inc. (a)	2,001
Performing Arts, Spectator Sports, and Related Industries - 4.1%
1,158	Activision Blizzard, Inc.	84,302
430	Electronic Arts, Inc.	54,163
		138,465
Printing and Related Support Activities - 0.0%(†)
142	BTRS Holdings, Inc. (a)	1,340
Professional, Scientific, and Technical Services - 14.7%
99	Alteryx, Inc. (a)	4,824
122	Asana, Inc. (a)	2,513
47	Aspen Technology, Inc. (a)	11,348
Shares		Fair Value
Professional, Scientific, and Technical Services (continued)
28	CS Disco, Inc. (a)	$300
146	Digital Turbine, Inc. (a)	2,131
22	Docebo, Inc. ADR (Canada) (a)	642
125	Elastic NV ADR (Netherlands) (a)	7,994
73	Jamf Holding Corp. (a)	1,728
113	LivePerson, Inc. (a)	1,194
207	Momentive Global, Inc. (a)	1,606
365	Nutanix, Inc. (a)	10,001
438	Open Text Corp. ADR (Canada)	12,680
2,844	Palantir Technologies, Inc. (a)	24,999
486	Palto Alto Networks, Inc. (a)	83,393
79	Paycom Software, Inc. (a)	27,334
67	Paylocity Holding Corp. (a)	15,530
67	PROS Holdings, Inc. (a)	1,672
174	Qualtrics International, Inc. (a)	2,083
220	Riot Blockchain, Inc. (a)	1,516
329	ServiceNow, Inc. (a)	138,423
1,680	Snap, Inc. (a)	16,649
172	Sumo Logic, Inc. (a)	1,326
722	The Trade Desk, Inc. (a)	38,439
292	Unity Software, Inc. (a)	8,614
105	Verint Systems, Inc. (a)	3,720
324	Workday, Inc. (a)	50,486
137	Zscaler, Inc. (a)	21,112
		492,257
Publishing Industries - 29.9%
659	Adobe Systems, Inc. (a)	209,891
142	ANSYS, Inc. (a)	31,405
353	Autodesk, Inc. (a)	75,648
445	Cadence Design Systems, Inc. (a)	67,369
347	CrowdStrike Holdings, Inc. (a)	55,936
402	Datadog, Inc. (a)	32,365
326	DocuSign, Inc. (a)	15,746
459	Intuit, Inc.	196,222
979	Microsoft Corp.	227,255
241	Splunk, Inc. (a)	20,030
249	Synopsys, Inc. (a)	72,845
		1,004,712
Publishing Industries (except Internet) - 23.5%
185	ACI Worldwide, Inc. (a)	4,501
85	Altair Engineering, Inc. (a)	4,169
30	AppFolio, Inc. (a)	3,761
67	Appian, Corp. (a)	3,271
319	Bentley Systems, Inc.	11,254
152	Bill.com Holdings, Inc. (a)	20,271
254	Black Knight, Inc. (a)	15,359
73	Blackbaud, Inc. (a)	3,993
235	Box, Inc. (a)	6,827
133	C3.ai, Inc. (a)	1,744
249	Ceridian HCM Holding, Inc. (a)	16,481
73	CommVault Systems, Inc. (a)	4,445
230	Confluent, Inc. (a)	6,182
29	Consensus Cloud Solutions, Inc. (a)	1,628
123	Coupa Software, Inc. (a)	6,547
138	Descartes Systems Group, Inc. ADR (Canada) (a)	9,532

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
100

Direxion Daily Software Bull 2X Shares

Schedule of Investments, continued

October 31, 2022

Shares		Fair Value
Publishing Industries (except Internet) (continued)
50	Domo, Inc. (a)	$884
448	Dropbox, Inc. (a)	9,744
123	Duck Creek Technologies, Inc. (a)	1,469
327	Dynatrace, Inc. (a)	11,524
64	Everbridge, Inc. (a)	2,005
41	Fair Isaac Corp. (a)	19,632
137	Guidewire Software, Inc. (a)	8,139
79	HubSpot, Inc. (a)	23,428
219	Lightspeed Commerce, Inc. ADR (Canada) (a)	4,196
16	MicroStrategy, Inc. Class A (a)(b)	4,280
109	N-able, Inc. (a)	1,181
963	NortonLifeLock, Inc. (a)	21,696
2,471	Oracle Corp.	192,911
129	PagerDuty, Inc. (a)	3,217
70	Progress Software Corp.	3,572
172	PTC, Inc. (a)	20,267
93	Q2 Holdings, Inc. (a)	2,887
57	Qualys, Inc. (a)	8,126
96	Rapid7, Inc. (a)	4,346
1,612	Salesforce.com, Inc. (a)	262,095
58	SPS Commerce, Inc. (a)	7,338
182	Tenable Holdings, Inc. (a)	7,397
68	Tyler Technologies, Inc. (a)	21,986
179	Varonis Systems, Inc. (a)	4,792
74	Workiva, Inc. (a)	5,758
201	Zendesk, Inc. (a)	15,415
197	Zuora, Inc. (a)	1,515
		789,765
Rental and Leasing Services - 0.0% (†)
64	Cerence, Inc. (a)	1,101
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.1%
280	E2open, Inc. (a)	1,632
356	Matterport, Inc. (a)	1,243
		2,875
Shares		Fair Value
Telecommunications - 0.9%
195	8x8, Inc. (a)	$825
361	Zoom Video Communications, Inc. (a)	30,122
		30,947
	TOTAL COMMON STOCKS (Cost $3,566,114)	$2,768,508
SHORT TERM INVESTMENTS - 22.2%
Money Market Funds - 22.2%
746,570	Dreyfus Government Cash Management Institutional Shares, 2.91% (c)(d)	$746,570
	TOTAL SHORT TERM INVESTMENTS (Cost $746,570)	$746,570
	TOTAL INVESTMENTS (Cost $4,312,684) - 104.6% (e)	$3,515,078
	Liabilities in Excess of Other Assets - (4.6)%	(153,193)
	TOTAL NET ASSETS - 100.0%	$3,359,945

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)  Less than 0.05%.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at October 31, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,424,595.

ADR - American Depository Receipt

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of S&P North American Expanded Technology Software Index	3.6400% representing 1 month SOFR rate + spread	Barclays	12/7/2022	760	$463,927	$(71,367)
Total return of S&P North American Expanded Technology Software Index	3.7300% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	6,832	3,622,708	(81,829)
					$4,086,635	$(153,196)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
101

Direxion Daily TIPS Bull 2X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 74.8%
49,053	iShares TIPS Bond ETF (a)	$5,218,749
	TOTAL INVESTMENT COMPANIES (Cost $5,839,129)	$5,218,749
SHORT TERM INVESTMENTS - 31.3%
Money Market Funds - 31.3%
2,185,936	Dreyfus Government Cash Management Institutional Shares, 2.91% (b)	$2,185,936
	TOTAL SHORT TERM INVESTMENTS (Cost $2,185,936)	$2,185,936
	TOTAL INVESTMENTS (Cost $8,025,065) - 106.2% (c)	$7,404,685
	Liabilities in Excess of Other Assets - (6.2)%	(429,207)
	TOTAL NET ASSETS - 100.0%	$6,975,478

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at October 31, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,206,272.

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares TIPS Bond ETF	3.1900% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	82,077	$9,322,669	$(412,511)
					$9,322,669	$(412,511)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
102

Direxion Daily TIPS Bear 2X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 99.1%
Money Market Funds - 99.1%
7,753,957	Dreyfus Government Cash Management Institutional Shares, 2.91% (a)	$7,753,957
1,120,583	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (a)	1,120,583
	TOTAL SHORT TERM INVESTMENTS (Cost $8,874,540) (b)	$8,874,540
	TOTAL INVESTMENTS (Cost $8,874,540) - 99.1%	$8,874,540
	Other Assets in Excess of Liabilities - 0.9%	77,064
	TOTAL NET ASSETS - 100.0%	$8,951,604

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,120,925.

Short Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
2.8900% representing 1 month SOFR rate + spread	Total return of iShares TIPS Bond ETF	J.P. Morgan	10/6/2023	57,137	$6,148,673	$88,255
2.9300% representing 1 month SOFR rate + spread	Total return of iShares TIPS Bond ETF	UBS Securities LLC	12/13/2023	111,154	11,796,129	237,499
					$17,944,802	$325,754

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
103

Direxion Daily Travel & Vacation Bull 2X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
COMMON STOCKS - 70.0%
Accommodation - 25.0%
5,079	Boyd Gaming Co.	$293,363
7,286	Caesars Entertainment Inc. (a)	318,617
2,174	Choice Hotels International, Inc.	282,272
2,015	Hilton Grand Vacations, Inc. (a)	79,069
6,539	Hilton Worldwide Holdings, Inc.	884,465
19,419	Host Hotels & Resorts, Inc.	366,631
9,539	Huazhu Group Ltd. ADR	258,316
1,043	Hyatt Hotels Corp. (a)	98,261
7,170	InterContinental Hotels Group PLC ADR (United Kingdom)	393,203
15,652	Las Vegas Sands Corp. (a)	594,933
5,363	Marriott International, Inc. Class A	858,670
16,320	Melco Crown Entertainment Ltd. ADR (a)	89,270
13,771	MGM Resorts International	489,834
5,096	Park Hotels & Resorts, Inc.	66,656
2,881	Penn National Gaming, Inc. (a)	95,361
7,689	Sunstone Hotel Investors, Inc.	85,732
1,801	Travel + Leisure Co.	68,402
1,365	Vail Resorts, Inc.	299,112
4,274	Wyndham Hotels & Resorts, Inc.	324,525
		5,946,692
Administrative and Support Services - 5.6%
410	Booking Holdings, Inc. (a)	766,487
5,190	Live Nation Entertainment, Inc. (a)	413,176
3,137	Six Flags Entertainment Corp. (a)	69,955
3,703	TripAdvisor, Inc. (a)	87,465
		1,337,083
Air Transportation - 12.3%
6,811	Alaska Air Group, Inc. (a)	302,817
615	Allegiant Travel Co. (a)	46,156
24,764	American Airlines Group, Inc. (a)	351,153
19,755	Delta Air Lines, Inc. (a)	670,287
8,577	JetBlue Airways Corp. (a)	68,959
5,285	Ryanair Holdings PLC ADR (Ireland) (a)	364,084
15,508	Southwest Airlines Co. (a)	563,716
4,391	Spirit Airlines, Inc. (a)	96,602
10,947	United Continental Holdings, Inc. (a)	471,597
		2,935,371
Amusement, Gambling, and Recreation Industries - 5.4%
1,701	SeaWorld Entertainment, Inc. (a)	98,930
8,337	The Walt Disney Co. (a)	888,224
4,842	Wynn Resorts Ltd. (a)	309,404
		1,296,558
Data Processing, Hosting and Related Services - 3.4%
7,616	Airbnb, Inc. (a)	814,226
Shares		Fair Value
Management of Companies and Enterprises - 5.1%
33,880	Carnival Corp. ADR (a)	$306,953
21,565	Norwegian Cruise Line Holdings Ltd. ADR (a)	364,233
23,535	Trip.com Group Ltd. ADR (China) (a)	532,597
		1,203,783
Other Information Services - 0.3%
12,255	Sabre Corp. (a)	71,201
Performing Arts, Spectator Sports, and Related Industries - 1.4%
1,585	Churchill Downs, Inc.	329,537
Real Estate - 7.9%
5,513	Apple Hospitality REIT, Inc.	94,383
8,384	Gaming & Leisure Properties, Inc.	420,206
2,145	Marriott Vacations Worldwide Corp.	316,945
4,087	Pebblebrook Hotel Trust	65,556
3,186	Ryman Hospitality Properties, Inc.	283,299
22,161	VICI Properties, Inc.	709,595
		1,889,984
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.3%
13,134	Virgin Galactic Holdings, Inc. (a)	60,679
Support Activities for Transportation - 1.7%
4,406	Expedia, Inc. (a)	411,829
Water Transportation - 1.6%
7,248	Royal Caribbean Cruises Ltd. ADR (Liberia) (a)	386,898
	TOTAL COMMON STOCKS (Cost $21,857,512)	$16,683,841
SHORT TERM INVESTMENTS - 23.3%
Money Market Funds - 23.3%
4,030,194	Dreyfus Government Cash Management Institutional Shares, 2.91% (b)	$4,030,194
2	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.07% (b)	2
1,519,774	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (b)	1,519,774
	TOTAL SHORT TERM INVESTMENTS (Cost $5,549,970)	$5,549,970
	TOTAL INVESTMENTS (Cost $27,407,482) - 93.3% (c)	$22,233,811
	Other Assets in Excess of Liabilities - 6.7%	1,590,349
	TOTAL NET ASSETS - 100.0%	$23,824,160

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
104

Direxion Daily Travel & Vacation Bull 2X Shares

Schedule of Investments, continued

October 31, 2022

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at October 31, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,042,275.

ADR - American Depository Receipt

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of BlueStar® Travel and Vacation Index	3.4900% representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	239,353	$27,971,720	$1,220,781
Total return of BlueStar® Travel and Vacation Index	3.5400% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	13,377	1,648,544	(11,893)
					$29,620,264	$1,208,888

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
105

Direxion Daily US Infrastructure Bull 2X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
COMMON STOCKS - 53.4%
Administrative and Support Services - 1.7%
284	Mastec, Inc. (a)	$21,891
158	NV5 Global, Inc. (a)	22,902
		44,793
Air Transportation - 0.8%
217	Atlas Air Worldwide Holdings, Inc. (a)	21,947
Computer and Electronic Product Manufacturing - 0.6%
291	Itron, Inc. (a)	14,227
Construction of Buildings - 1.4%
210	Dycom Industries, Inc. (a)	24,818
1,485	Tutor Perini Corp. (a)	11,018
		35,836
Couriers and Messengers - 0.7%
654	Air Transport Services Group, Inc. (a)	19,097
Electrical Equipment, Appliance, and Component Manufacturing - 1.0%
2,130	American Superconductor Corp. (a)	9,628
660	Powell Industries, Inc.	16,282
		25,910
Fabricated Metal Product Manufacturing - 0.9%
76	Valmont Industries, Inc.	24,261
Heavy and Civil Engineering Construction - 3.6%
740	Construction Partners, Inc. (a)	23,044
473	Granite Construction, Inc.	15,954
1,258	Great Lakes Dredge & Dock Corp. (a)	9,510
190	MYR Group, Inc. (a)	16,627
675	Primoris Services Corp.	13,628
645	Sterling Construction Co., Inc. (a)	17,409
		96,172
Machinery Manufacturing - 1.9%
355	Arcosa, Inc.	22,791
2,623	TechnipFMC PLC ADR (United Kingdom) (a)	27,778
		50,569
Management of Companies and Enterprises - 1.8%
422	Brookfield Infrastructure Partners L.P.	15,352
2,614	Frontline Ltd. ADR	32,832
		48,184
Pipeline Transportation - 2.6%
1,441	Scorpio Tankers, Inc. ADR (Monaco)	69,082
Professional, Scientific, and Technical Services - 3.5%
246	AECOM	18,519
821	Fluor Corp. (a)	24,844
133	Jacobs Solutions, Inc.	15,324
326	Stantec, Inc. ADR (Canada)	15,948
122	Tetra Tech, Inc.	17,236
		91,871
Rail Transportation - 2.3%
139	Canadian National Railway Co. ADR (Canada)	16,463
228	Canadian Pacific Railway Ltd. ADR (Canada)	16,984
Shares		Fair Value
Rail Transportation (continued)
498	CSX Corp.	$14,472
69	Union Pacific Corp.	13,602
		61,521
Real Estate - 1.9%
70	American Tower Corp.	14,503
93	Crown Castle International Corp.	12,393
109	Digital Realty Trust, Inc.	10,927
1,402	Uniti Group, Inc.	10,880
		48,703
Rental and Leasing Services - 1.2%
740	Global Ship Lease, Inc. ADR (United Kingdom)	12,654
227	Ryder System, Inc.	18,276
		30,930
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.9%
3,448	DHT Holdings, Inc. ADR	30,722
1,142	Verra Mobility Corp. (a)	19,494
		50,216
Specialty Trade Contractors - 0.9%
173	Quanta Services, Inc.	24,573
Support Activities for Transportation - 3.3%
1,855	Daseke, Inc. (a)	11,056
157	Forward Air Corp.	16,622
219	Hub Group, Inc. (a)	16,994
86	J.B. Hunt Transport Services, Inc.	14,712
187	Matson, Inc.	13,759
61	Norfolk Southern Corp.	13,912
		87,055
Telecommunications - 1.7%
454	Argan, Inc.	15,740
24	Equinix, Inc.	13,594
54	SBA Communications Corp.	14,575
		43,909
Transportation Equipment Manufacturing - 1.7%
1,135	Embraer SA ADR (Brazil) (a)	11,997
451	The Greenbrier Companies, Inc.	15,925
188	Wabtec Corp.	17,536
		45,458
Truck Transportation - 6.8%
201	ArcBest Corp.	15,966
1,081	Heartland Express, Inc.	16,085
306	Knight-Swift Transportation Holdings, Inc. Class A	14,697
1,056	Marten Transport Ltd.	19,821
58	Old Dominion Freight Line, Inc.	15,927
62	Saia, Inc. (a)	12,329
658	Schneider National, Inc.	14,634
176	TFI International, Inc. ADR (Canada)	16,021
994	Universal Logistics Holdings, Inc.	31,808
3,534	US Xpress Enterprises, Inc. (a)	8,234
378	Werner Enterprises, Inc.	14,818
		180,340

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
106

Direxion Daily US Infrastructure Bull 2X Shares

Schedule of Investments, continued

October 31, 2022

Shares		Fair Value
Utilities - 5.1%
1,213	Algonquin Power & Utilities Corp. ADR (Canada)	$13,416
189	American Electric Power Co., Inc.	16,617
254	Black Hills Corp.	16,604
586	MDU Resources Group, Inc.	16,689
618	NiSource, Inc.	15,877
434	NRG Energy, Inc.	19,270
232	Ormat Technologies, Inc.	20,984
249	Xcel Energy, Inc.	16,212
		135,669
Water Transportation - 6.1%
1,228	Atlas Corp. ADR (United Kingdom)	18,162
1,404	Costamare, Inc. ADR (Marshall Islands)	13,254
217	Danaos Corp. ADR (Greece)	12,304
421	Eagle Bulk Shipping, Inc. ADR (Marshall Islands)	20,368
2,028	Euronav NV ADR (Belgium)	36,159
272	Kirby Corp. (a)	18,972
2,117	SFL Corp. Ltd. ADR	21,593
845	Star Bulk Carriers Corp. ADR (Greece)	14,720
292	ZIM Integrated Shipping Services Ltd. ADR (United Kingdom)	6,859
		162,391
	TOTAL COMMON STOCKS (Cost $1,382,345)	$1,412,714
Shares		Fair Value
SHORT TERM INVESTMENTS - 42.6%
Money Market Funds - 42.6%
1,126,589	Dreyfus Government Cash Management Institutional Shares, 2.91% (b)	$1,126,589
442	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (b)	442
	TOTAL SHORT TERM INVESTMENTS (Cost $1,127,031)	$1,127,031
	TOTAL INVESTMENTS (Cost $2,509,376) - 96.0% (c)	$2,539,745
	Other Assets in Excess of Liabilities - 4.0%	106,899
	TOTAL NET ASSETS - 100.0%	$2,646,644

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at October 31, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $972,499.

ADR - American Depository Receipt

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Indxx US Infrastructure Index	3.5400% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	1,512	$3,326,613	$257,437
Total return of Indxx US Infrastructure Index	3.4400% representing 1 month SOFR rate + spread	J.P. Morgan	11/24/2023	122	283,475	6,112
					$3,610,088	$263,549

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
107

Statements of Assets and Liabilities

October 31, 2022

	Direxion Daily CSI 300 China A Share Bear 1X Shares	Direxion Daily S&P 500® Bear 1X Shares	Direxion Daily AAPL Bear 1X Shares	Direxion Daily AMZN Bear 1X Shares
Assets:
Investments, at fair value (Note 2)	$28,326,061	$662,709,628	$10,600,469	$3,347,464
Cash	—	—	—	187,081
Receivable for Fund shares sold	—	825,006	2,621,087	—
Due from Adviser, net (Note 6)	—	—	579	6,378
Dividend and interest receivable	203,868	1,421,226	25,170	8,176
Due from broker for swap contracts	23	3,245,323	20,454	—
Unrealized appreciation on swap contracts	8,576,095	—	384,927	473,443
Prepaid expenses and other assets	12,043	13,014	516	—
Total Assets	37,118,090	668,214,197	13,653,202	4,022,542
Liabilities:
Payable for Fund shares redeemed	—	13,919,854	—	—
Unrealized depreciation on swap contracts	—	36,861,301	—	—
Due to Adviser, net (Note 6)	41,835	132,875	—	—
Due to broker for swap contracts	7,890,123	3,310,325	543,710	286,519
Accrued expenses and other liabilities	40,969	187,432	4,479	3,296
Total Liabilities	7,972,927	54,411,787	548,189	289,815
Net Assets	$29,145,163	$613,802,410	$13,105,013	$3,732,727
Net Assets Consist of:
Capital stock	$23,100,372	$695,659,566	$13,019,930	$3,119,580
Total distributable earnings (loss)	6,044,791	(81,857,156)	85,083	613,147
Net Assets	$29,145,163	$613,802,410	$13,105,013	$3,732,727
Calculation of Net Asset Value Per Share:
Net assets	$29,145,163	$613,802,410	$13,105,013	$3,732,727
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,200,000	37,199,983	500,001	125,001
Net assets value, redemption price and offering price per share	$24.29	$16.50	$26.21	$29.86
Cost of Investments	$28,326,061	$662,709,628	$10,600,469	$3,347,464
The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
108

Statements of Assets and Liabilities

October 31, 2022

	Direxion Daily GOOGL Bear 1X Shares	Direxion Daily MSFT Bear 1X Shares	Direxion Daily TSLA Bear 1X Shares	Direxion Daily AAPL Bull 1.5X Shares
Assets:
Investments, at fair value (Note 2)	$4,001,195	$3,964,811	$10,996,798	$6,699,070
Cash	—	—	—	151,000
Receivable for Fund shares sold	—	—	1,502,540	436,505
Receivable for investments sold	—	—	—	76,664
Due from Adviser, net (Note 6)	6,327	5,998	1,448	3,510
Dividend and interest receivable	8,351	9,337	24,875	14,678
Due from broker for swap contracts	2,557	5,882	1,005,861	4,728
Unrealized appreciation on swap contracts	362,792	255,659	1,192,009	139,025
Prepaid expenses and other assets	—	—	516	516
Total Assets	4,381,222	4,241,687	14,724,047	7,525,696
Liabilities:
Payable for Fund shares redeemed	—	—	754,456	—
Unrealized depreciation on swap contracts	—	—	—	250,693
Due to broker for swap contracts	228,094	232,117	1,893,673	163,263
Accrued expenses and other liabilities	3,366	3,392	4,458	3,898
Total Liabilities	231,460	235,509	2,652,587	417,854
Net Assets	$4,149,762	$4,006,178	$12,071,460	$7,107,842
Net Assets Consist of:
Capital stock	$3,829,737	$3,817,143	$10,062,454	$8,038,994
Total distributable earnings (loss)	320,025	189,035	2,009,006	(931,152)
Net Assets	$4,149,762	$4,006,178	$12,071,460	$7,107,842
Calculation of Net Asset Value Per Share:
Net assets	$4,149,762	$4,006,178	$12,071,460	$7,107,842
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	150,001	150,001	400,001	325,001
Net assets value, redemption price and offering price per share	$27.66	$26.71	$30.18	$21.87
Cost of Investments	$4,001,195	$3,964,811	$10,996,798	$6,772,199

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
109

Statements of Assets and Liabilities

October 31, 2022

	Direxion Daily AMZN Bull 1.5X Shares	Direxion Daily GOOGL Bull 1.5X Shares	Direxion Daily MSFT Bull 1.5X Shares	Direxion Daily TSLA Bull 1.5X Shares
Assets:
Investments, at fair value (Note 2)	$6,036,085	$5,147,245	$3,532,421	$116,068,228
Receivable for Fund shares sold	1,072,164	—	—	5,697,948
Due from Adviser, net (Note 6)	6,600	6,512	6,591	—
Dividend and interest receivable	7,593	7,852	6,650	185,261
Due from broker for swap contracts	12,025	—	21,360	—
Prepaid expenses and other assets	—	—	—	516
Total Assets	7,134,467	5,161,609	3,567,022	121,951,953
Liabilities:
Unrealized depreciation on swap contracts	857,265	539,236	299,906	18,019,534
Due to Adviser, net (Note 6)	—	—	—	32,977
Due to broker for swap contracts	11,307	25,420	33,214	3,593,317
Accrued expenses and other liabilities	3,552	3,488	3,324	20,570
Total Liabilities	872,124	568,144	336,444	21,666,398
Net Assets	$6,262,343	$4,593,465	$3,230,578	$100,285,555
Net Assets Consist of:
Capital stock	$7,316,374	$5,267,057	$3,652,116	$123,461,773
Total distributable loss	(1,054,031)	(673,592)	(421,538)	(23,176,218)
Net Assets	$6,262,343	$4,593,465	$3,230,578	$100,285,555
Calculation of Net Asset Value Per Share:
Net assets	$6,262,343	$4,593,465	$3,230,578	$100,285,555
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	350,001	225,001	150,001	6,025,001
Net assets value, redemption price and offering price per share	$17.89	$20.42	$21.54	$16.64
Cost of Investments	$6,149,327	$5,213,829	$3,584,462	$118,013,619

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
110

Statements of Assets and Liabilities

October 31, 2022

	Direxion Daily CSI 300 China A Share Bull 2X Shares	Direxion Daily CSI China Internet Index Bull 2X Shares	Direxion Daily S&P 500® Bull 2X Shares	Direxion Daily S&P 500 Equal Weight Bull 2X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$56,964,587	$246,969,086	$51,250,054	$4,922,010
Receivable for Fund shares sold	—	929,171	—	—
Receivable for investments sold	—	5,718,169	—	—
Dividend and interest receivable	137,245	377,245	10,153	3,517
Due from broker for swap contracts	—	1,757,821	609,939	—
Unrealized appreciation on swap contracts	—	—	2,508,438	—
Prepaid expenses and other assets	21,727	31,717	7,350	5,233
Total Assets	57,123,559	255,783,209	54,385,934	4,930,760
Liabilities:
Collateral for securities loaned (Note 2)	—	—	—	1,143,670
Payable for Fund shares redeemed	—	14,598	—	—
Unrealized depreciation on swap contracts	17,149,982	84,623,914	—	5,734
Due to Adviser, net (Note 6)	32,086	126,968	14,014	126
Due to broker for swap contracts	787,218	8,896,311	4,202,943	2,321
Accrued expenses and other liabilities	35,044	147,792	29,787	6,988
Total Liabilities	18,004,330	93,809,583	4,246,744	1,158,839
Net Assets	$39,119,229	$161,973,626	$50,139,190	$3,771,921
Net Assets Consist of:
Capital stock	$93,559,098	$757,494,498	$57,539,774	$4,998,913
Total distributable loss	(54,439,869)	(595,520,872)	(7,400,584)	(1,226,992)
Net Assets	$39,119,229	$161,973,626	$50,139,190	$3,771,921
Calculation of Net Asset Value Per Share:
Net assets	$39,119,229	$161,973,626	$50,139,190	$3,771,921
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	2,600,000	7,274,087	683,236	200,001
Net assets value, redemption price and offering price per share	$15.05	$22.27	$73.38	$18.86
Cost of Investments	$57,545,098	$268,081,616	$47,121,527	$5,240,791

*  Securities loaned with values of $–, $–, $– and $1,121,440, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
111

Statements of Assets and Liabilities

October 31, 2022

	Direxion Daily MSCI Brazil Bull 2X Shares	Direxion Daily MSCI India Bull 2X Shares	Direxion Daily Cloud Computing Bull 2X Shares	Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$132,975,753	$69,088,701	$7,835,006	$2,879,692
Cash	—	563,000	—	—
Receivable for investments sold	—	—	—	398,338
Due from Adviser, net (Note 6)	—	—	—	17,365
Dividend and interest receivable	230,484	78,066	4,184	2,640
Due from broker for swap contracts	138,745	68,817	60,468	3,840
Foreign tax reclaims	—	—	2,878	—
Unrealized appreciation on swap contracts	15,459,639	1,314,208	—	—
Prepaid expenses and other assets	15,559	26,639	19,733	—
Total Assets	148,820,180	71,139,431	7,922,269	3,301,875
Liabilities:
Collateral for securities loaned (Note 2)	996,103	17,123,281	14,327	—
Payable for investments purchased	—	—	—	398,241
Unrealized depreciation on swap contracts	—	—	56,208	37,352
Due to Adviser, net (Note 6)	95,210	33,491	971	—
Due to broker for swap contracts	8,708,745	1,564,123	74,879	4,127
Accrued expenses and other liabilities	66,382	57,706	16,757	6,749
Total Liabilities	9,866,440	18,778,601	163,142	446,469
Net Assets	$138,953,740	$52,360,830	$7,759,127	$2,855,406
Net Assets Consist of:
Capital stock	$593,464,792	$57,182,765	$23,903,728	$6,481,338
Total distributable loss	(454,511,052)	(4,821,935)	(16,144,601)	(3,625,932)
Net Assets	$138,953,740	$52,360,830	$7,759,127	$2,855,406
Calculation of Net Asset Value Per Share:
Net assets	$138,953,740	$52,360,830	$7,759,127	$2,855,406
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,608,631	1,099,686	1,100,001	300,001
Net assets value, redemption price and offering price per share	$86.38	$47.61	$7.05	$9.52
Cost of Investments	$136,687,097	$72,742,643	$10,443,319	$3,848,072

*  Securities loaned with values of $971,396, $16,763,041, $14,033 and $–, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
112

Statements of Assets and Liabilities

October 31, 2022

	Direxion Daily Energy Bull 2X Shares	Direxion Daily Energy Bear 2X Shares	Direxion Daily FinTech Bull 2X Shares	Direxion Daily Global Clean Energy Bull 2X Shares ETF
Assets:
Investments, at fair value (Note 2)	$564,388,160	$48,842,907	$3,507,168	$4,574,040
Receivable for Fund shares sold	1,064	1,447,068	—	—
Receivable for investments sold	—	—	89,652	—
Due from Adviser, net (Note 6)	—	—	—	757
Dividend and interest receivable	608,060	110,055	3,778	6,215
Due from broker for swap contracts	898,220	127,747	415	—
Unrealized appreciation on swap contracts	125,229,411	—	—	11,373
Prepaid expenses and other assets	13,792	23,700	3,804	22,884
Total Assets	691,138,707	50,551,477	3,604,817	4,615,269
Liabilities:
Collateral for securities loaned (Note 2)	—	—	92,444	—
Payable for Fund shares redeemed	10,541,754	—	—	—
Payable for investments purchased	—	—	203,554	—
Unrealized depreciation on swap contracts	—	10,829,791	145,729	175,709
Due to Adviser, net (Note 6)	331,413	25,366	1,017	—
Due to broker for swap contracts	122,004,332	138,783	20,266	4,204
Accrued expenses and other liabilities	233,065	44,945	9,043	10,919
Total Liabilities	133,110,564	11,038,885	472,053	190,832
Net Assets	$558,028,143	$39,512,592	$3,132,764	$4,424,437
Net Assets Consist of:
Capital stock	$420,156,128	$238,300,621	$6,121,584	$9,101,373
Total distributable earnings (loss)	137,872,015	(198,788,029)	(2,988,820)	(4,676,936)
Net Assets	$558,028,143	$39,512,592	$3,132,764	$4,424,437
Calculation of Net Asset Value Per Share:
Net assets	$558,028,143	$39,512,592	$3,132,764	$4,424,437
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	7,863,531	1,365,264	250,001	300,001
Net assets value, redemption price and offering price per share	$70.96	$28.94	$12.53	$14.75
Cost of Investments	$446,733,640	$48,842,907	$4,171,208	$5,194,354

*  Securities loaned with values of $–, $–, $90,157 and $–, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
113

Statements of Assets and Liabilities

October 31, 2022

	Direxion Daily Gold Miners Index Bull 2X Shares	Direxion Daily Gold Miners Index Bear 2X Shares	Direxion Daily Junior Gold Miners Index Bull 2X Shares	Direxion Daily Junior Gold Miners Index Bear 2X Shares
Assets:
Investments, at fair value (Note 2)	$427,159,236	$90,675,497	$265,276,773	$110,441,765
Cash	—	310,000	—	—
Receivable for Fund shares sold	749	1,067	—	2,694,921
Receivable for investments sold	9,660,179	—	—	—
Dividend and interest receivable	620,420	224,268	449,213	256,687
Due from broker for swap contracts	9,213,618	—	—	1,740,720
Unrealized appreciation on swap contracts	81,711	17,295,461	—	10,271,370
Prepaid expenses and other assets	35,422	30,947	20,181	21,290
Total Assets	446,771,335	108,537,240	265,746,167	125,426,753
Liabilities:
Payable for Fund shares redeemed	2,497,448	3,555,122	—	—
Unrealized depreciation on swap contracts	67,546,493	1,998,775	33,248,764	1,508,980
Due to Adviser, net (Note 6)	250,814	58,464	153,108	73,737
Due to broker for swap contracts	264,352	16,134,645	5,531,199	10,190,758
Accrued expenses and other liabilities	304,085	40,981	127,574	32,305
Total Liabilities	70,863,192	21,787,987	39,060,645	11,805,780
Net Assets	$375,908,143	$86,749,253	$226,685,522	$113,620,973
Net Assets Consist of:
Capital stock	$2,512,681,561	$705,964,610	$1,978,247,966	$311,609,728
Total distributable loss	(2,136,773,418)	(619,215,357)	(1,751,562,444)	(197,988,755)
Net Assets	$375,908,143	$86,749,253	$226,685,522	$113,620,973
Calculation of Net Asset Value Per Share:
Net assets	$375,908,143	$86,749,253	$226,685,522	$113,620,973
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	15,051,908	3,660,171	8,743,351	8,432,449
Net assets value, redemption price and offering price per share	$24.97	$23.70	$25.93	$13.47
Cost of Investments	$440,045,999	$90,675,497	$271,823,296	$110,441,765

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
114

Statements of Assets and Liabilities

October 31, 2022

	Direxion Daily Metal Miners Bull 2X Shares	Direxion Daily Oil Services Bull 2X Shares	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$11,634,845	$15,891,270	$13,291,362	$799,726,390
Dividend and interest receivable	13,452	7,955	19,085	913,109
Due from broker for swap contracts	112	—	15,268	601,720
Unrealized appreciation on swap contracts	740,287	2,872,748	—	292,528,624
Prepaid expenses and other assets	5,688	3,312	18,266	13,819
Total Assets	12,394,384	18,775,285	13,343,981	1,093,783,662
Liabilities:
Collateral for securities loaned (Note 2)	30,515	—	—	9,515,889
Payable for Fund shares redeemed	—	—	—	9,006,238
Unrealized depreciation on swap contracts	—	—	2,246,935	—
Due to Adviser, net (Note 6)	4,795	3,964	6,127	504,576
Due to broker for swap contracts	652,443	2,339,000	31,173	273,762,915
Accrued expenses and other liabilities	9,655	12,606	16,785	376,287
Total Liabilities	697,408	2,355,570	2,301,020	293,165,905
Net Assets	$11,696,976	$16,419,715	$11,042,961	$800,617,757
Net Assets Consist of:
Capital stock	$18,050,400	$14,360,946	$36,002,820	$511,536,429
Total distributable earnings (loss)	(6,353,424)	2,058,769	(24,959,859)	289,081,328
Net Assets	$11,696,976	$16,419,715	$11,042,961	$800,617,757
Calculation of Net Asset Value Per Share:
Net assets	$11,696,976	$16,419,715	$11,042,961	$800,617,757
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	400,001	450,001	973,646	4,328,422
Net assets value, redemption price and offering price per share	$29.24	$36.49	$11.34	$184.97
Cost of Investments	$12,956,846	$14,601,818	$14,936,291	$760,683,173

*  Securities loaned with values of $29,801, $–, $– and $9,592,857, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
115

Statements of Assets and Liabilities

October 31, 2022

	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	Direxion Daily Select Large Caps & FANGs Bull 2X Shares	Direxion Daily Software Bull 2X Shares	Direxion Daily TIPS Bull 2X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$133,046,113	$14,789,855	$3,515,078	$7,404,685
Receivable for investments sold	—	590,316	—	—
Dividend and interest receivable	273,804	12,205	1,990	5,669
Due from broker for swap contracts	353	2,187,123	—	206,501
Unrealized appreciation on swap contracts	—	111,515	—	—
Prepaid expenses and other assets	29,071	4,749	10,348	1,450
Total Assets	133,349,341	17,695,763	3,527,416	7,618,305
Liabilities:
Collateral for securities loaned (Note 2)	—	50,364	1,940	—
Payable for Fund shares redeemed	3,196,101	—	—	—
Payable for investments purchased	—	2,342,324	—	—
Unrealized depreciation on swap contracts	22,765,521	56,349	153,196	412,511
Due to Adviser, net (Note 6)	58,476	5,627	1,060	1,984
Due to broker for swap contracts	4,514,335	2,577,208	3,821	215,486
Accrued expenses and other liabilities	67,964	23,781	7,454	12,846
Total Liabilities	30,602,397	5,055,653	167,471	642,827
Net Assets	$102,746,944	$12,640,110	$3,359,945	$6,975,478
Net Assets Consist of:
Capital stock	$349,900,683	$28,409,478	$6,840,967	$8,837,175
Total distributable loss	(247,153,739)	(15,769,368)	(3,481,022)	(1,861,697)
Net Assets	$102,746,944	$12,640,110	$3,359,945	$6,975,478
Calculation of Net Asset Value Per Share:
Net assets	$102,746,944	$12,640,110	$3,359,945	$6,975,478
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	8,257,895	2,900,001	350,001	350,001
Net assets value, redemption price and offering price per share	$12.44	$4.36	$9.60	$19.93
Cost of Investments	$133,046,113	$14,926,904	$4,312,684	$8,025,065

*  Securities loaned with values of $–, $290,904, $1,893 and $–, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
116

Statements of Assets and Liabilities

October 31, 2022

	Direxion Daily TIPS Bear 2X Shares	Direxion Daily Travel & Vacation Bull 2X Shares	Direxion Daily US Infrastructure Bull 2X Shares
Assets:
Investments, at fair value (Note 2)	$8,874,540	$22,233,811	$2,539,745
Cash	—	—	227
Receivable for Fund shares sold	1,492,031	—	—
Due from Adviser, net (Note 6)	—	—	1,120
Dividend and interest receivable	21,544	16,324	3,579
Due from broker for swap contracts	22,183	1,694,914	55,804
Unrealized appreciation on swap contracts	325,754	1,220,781	263,549
Prepaid expenses and other assets	1,796	8,785	3,939
Total Assets	10,737,848	25,174,615	2,867,963
Liabilities:
Payable for Fund shares redeemed	1,487,530	—	—
Unrealized depreciation on swap contracts	—	11,893	—
Due to Adviser, net (Note 6)	3,511	11,226	—
Due to broker for swap contracts	282,541	1,298,421	209,872
Accrued expenses and other liabilities	12,662	28,915	11,447
Total Liabilities	1,786,244	1,350,455	221,319
Net Assets	$8,951,604	$23,824,160	$2,646,644
Net Assets Consist of:
Capital stock	$8,082,691	$49,860,748	$2,727,390
Total distributable earnings (loss)	868,913	(26,036,588)	(80,746)
Net Assets	$8,951,604	$23,824,160	$2,646,644
Calculation of Net Asset Value Per Share:
Net assets	$8,951,604	$23,824,160	$2,646,644
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	300,001	2,300,001	100,001
Net assets value, redemption price and offering price per share	$29.84	$10.36	$26.47
Cost of Investments	$8,874,540	$27,407,482	$2,509,376

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
117

Statements of Operations

For the Year Ended October 31, 2022

	Direxion Daily CSI 300 China A Share Bear 1X Shares	Direxion Daily S&P 500® Bear 1X Shares	Direxion Daily AAPL Bear 1X Shares[1]	Direxion Daily AMZN Bear 1X Shares[2]
Investment Income:
Dividend income	$—	$—	$—	$—
Interest income	1,172,384	4,248,680	44,203	12,523
Total investment income	1,172,384	4,248,680	44,203	12,523
Expenses:
Investment advisory fees (Note 6)	821,733	1,117,867	13,338	3,564
Fund servicing fees	51,400	119,278	1,710	1,193
Licensing fees	41,157	159,694	—	—
Interest expense	37,027	112,294	517	51
Management service fees (Note 6)	33,951	79,307	443	119
Reports to shareholders	22,228	53,379	313	84
Professional fees	20,301	33,362	10,142	10,039
Pricing fees	6,001	6,001	1,381	904
Exchange listing fees	5,438	5,438	1,151	754
Trustees' fees and expenses	4,459	10,773	69	19
Insurance fees	2,934	7,024	44	12
Offering fees	—	—	6,485	6,544
Other	3,973	48,846	974	292
Total Expenses	1,050,602	1,753,263	36,567	23,575
Recoupment of expenses to Adviser (Note 6)	118	2,110	—	—
Less: Reimbursement of expenses from Adviser (Note 6)	(118)	(205,822)	(19,155)	(19,009)
Net Expenses	1,050,602	1,549,551	17,412	4,566
Net investment income	121,782	2,699,129	26,791	7,957
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	(1)	—	—	—
Swap contracts	26,345,811	51,953,665	(315,323)	132,589
Net realized gain (loss)	26,345,810	51,953,665	(315,323)	132,589
Change in net unrealized appreciation (depreciation) on: Swap contracts	13,783,625	(27,471,031)	384,927	473,443
Change in net unrealized appreciation (depreciation)	13,783,625	(27,471,031)	384,927	473,443
Net realized and unrealized gain	40,129,435	24,482,634	69,604	606,032
Net increase in net assets resulting from operations	$40,251,217	$27,181,763	$96,395	$613,989

1  Represents the period from August 9, 2022 (commencement of operations) to October 31, 2022.

2  Represents the period from September 7, 2022 (commencement of operations) to October 31, 2022.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
118

Statements of Operations

For the Year Ended October 31, 2022

	Direxion Daily GOOGL Bear 1X Shares[2]	Direxion Daily MSFT Bear 1X Shares[2]	Direxion Daily TSLA Bear 1X Shares[1]	Direxion Daily AAPL Bull 1.5X Shares[1]
Investment Income:
Dividend income	$—	$—	$—	$—
Interest income	12,494	13,594	42,331	28,648
Total investment income	12,494	13,594	42,331	28,648
Expenses:
Professional fees	10,040	10,043	10,137	10,106
Offering fees	6,544	6,544	7,569	6,485
Investment advisory fees (Note 6)	3,628	3,895	12,787	9,999
Fund servicing fees	1,196	1,211	1,683	1,530
Pricing fees	904	904	1,381	1,381
Exchange listing fees	754	753	1,151	1,151
Management service fees (Note 6)	121	130	425	332
Reports to shareholders	86	92	300	234
Trustees' fees and expenses	19	21	67	51
Insurance fees	12	13	42	32
Interest expense	—	—	195	—
Other	356	356	984	703
Total Expenses	23,660	23,962	36,721	32,004
Recoupment of expenses to Adviser (Note 6)	—	849	—	—
Less: Reimbursement of expenses from Adviser (Note 6)	(19,064)	(19,877)	(20,330)	(19,339)
Net Expenses	4,596	4,934	16,391	12,665
Net investment income	7,898	8,660	25,940	15,983
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	—	—	—	(7,124)
In-kind redemptions	—	—	—	3,969
Swap contracts	(49,876)	(74,486)	1,099,836	(751,463)
Net realized gain (loss)	(49,876)	(74,486)	1,099,836	(754,618)
Change in net unrealized appreciation (depreciation) on: Investment securities	—	—	—	(73,129)
Swap contracts	362,792	255,659	1,192,009	(111,668)
Change in net unrealized appreciation (depreciation)	362,792	255,659	1,192,009	(184,797)
Net realized and unrealized gain (loss)	312,916	181,173	2,291,845	(939,415)
Net increase (decrease) in net assets resulting from operations	$320,814	$189,833	$2,317,785	$(923,432)

1  Represents the period from August 9, 2022 (commencement of operations) to October 31, 2022.

2  Represents the period from September 7, 2022 (commencement of operations) to October 31, 2022.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
119

Statements of Operations

For the Year Ended October 31, 2022

	Direxion Daily AMZN Bull 1.5X Shares[2]	Direxion Daily GOOGL Bull 1.5X Shares[2]	Direxion Daily MSFT Bull 1.5X Shares[2]	Direxion Daily TSLA Bull 1.5X Shares[1]
Investment Income:
Dividend income	$—	$—	$—	$—
Interest income	11,252	11,466	10,179	295,080
Total investment income	11,252	11,466	10,179	295,080
Expenses:
Professional fees	10,039	10,039	10,037	10,853
Offering fees	6,544	6,544	6,544	7,569
Investment advisory fees (Note 6)	3,548	3,543	3,373	87,491
Fund servicing fees	1,191	1,191	1,182	5,425
Pricing fees	904	904	904	1,381
Exchange listing fees	753	753	754	1,151
Management service fees (Note 6)	118	118	112	2,908
Reports to shareholders	84	84	79	1,990
Trustees' fees and expenses	19	19	18	405
Insurance fees	12	12	11	288
Interest expense	—	—	—	3,134
Other	550	486	340	11,246
Total Expenses	23,762	23,693	23,354	133,841
Recoupment of expenses to Adviser (Note 6)	—	—	—	5,334
Less: Reimbursement of expenses from Adviser (Note 6)	(19,268)	(19,205)	(19,082)	(25,219)
Net Expenses	4,494	4,488	4,272	113,956
Net investment income	6,758	6,978	5,907	181,124
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	4	—	—	(1,649,052)
In-kind redemptions	—	—	—	59,890
Swap contracts	(89,773)	(74,204)	(74,937)	(1,654,227)
Net realized loss	(89,769)	(74,204)	(74,937)	(3,243,389)
Change in net unrealized depreciation on: Investment securities	(113,242)	(66,584)	(52,041)	(1,945,391)
Swap contracts	(857,265)	(539,236)	(299,906)	(18,019,534)
Change in net unrealized depreciation	(970,507)	(605,820)	(351,947)	(19,964,925)
Net realized and unrealized loss	(1,060,276)	(680,024)	(426,884)	(23,208,314)
Net decrease in net assets resulting from operations	$(1,053,518)	$(673,046)	$(420,977)	$(23,027,190)

1  Represents the period from August 9, 2022 (commencement of operations) to October 31, 2022.

2  Represents the period from September 7, 2022 (commencement of operations) to October 31, 2022.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
120

Statements of Operations

For the Year Ended October 31, 2022

	Direxion Daily CSI 300 China A Share Bull 2X Shares	Direxion Daily CSI China Internet Index Bull 2X Shares	Direxion Daily S&P 500® Bull 2X Shares	Direxion Daily S&P 500 Equal Weight Bull 2X Shares[1]
Investment Income:
Dividend income	$398,036	$—	$706,945	$39,508
Interest income	572,025	1,630,874	26,418	13,950
Securities lending income	86,539	—	—	921
Total investment income	1,056,600	1,630,874	733,363	54,379
Expenses:
Investment advisory fees (Note 6)	571,131	2,402,992	256,103	24,684
Fund servicing fees	28,940	118,900	19,807	2,233
Licensing fees	22,890	96,121	30,732	11,713
Management service fees (Note 6)	18,882	79,428	12,703	817
Interest expense	17,000	135,857	3,393	105
Professional fees	15,880	34,185	13,922	10,406
Reports to shareholders	12,017	51,673	8,202	579
Pricing fees	6,001	6,001	6,001	4,685
Exchange listing fees	5,438	5,438	5,439	4,246
Trustees' fees and expenses	2,390	10,356	1,635	115
Insurance fees	1,633	6,866	1,102	72
Offering fees	—	—	—	3,444
Other	2,606	46,371	1,869	575
Total Expenses	704,808	2,994,188	360,908	63,674
Recoupment of expenses to Adviser (Note 6)	—	2,361	—	—
Less: Reimbursement of expenses from Adviser (Note 6)	—	(1,911)	(50,190)	(32,302)
Net Expenses	704,808	2,994,638	310,718	31,372
Net investment income (loss)	351,792	(1,363,764)	422,645	23,007
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	(12,303,638)	(163,268,745)	(3,175,715)	(83,691)
In-kind redemptions	(199,834)	23,528,681	947,780	—
Swap contracts	(25,303,339)	(352,083,934)	(10,432,554)	(828,855)
Net realized loss	(37,806,811)	(491,823,998)	(12,660,489)	(912,546)
Capital gain distributions from regulated investment companies	—	12,059,110	—	—
Change in net unrealized appreciation (depreciation) on: Investment securities	2,025,896	(18,573,802)	(7,941,716)	(318,781)
Swap contracts	(24,320,521)	(50,337,999)	(820,922)	(5,734)
Change in net unrealized depreciation	(22,294,625)	(68,911,801)	(8,762,638)	(324,515)
Net realized and unrealized loss	(60,101,436)	(548,676,689)	(21,423,127)	(1,237,061)
Net decrease in net assets resulting from operations	$(59,749,644)	$(550,040,453)	$(21,000,482)	$(1,214,054)

1  Represents the period from January 20, 2022 (commencement of operations) to October 31, 2022.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
121

Statements of Operations

For the Year Ended October 31, 2022

	Direxion Daily MSCI Brazil Bull 2X Shares	Direxion Daily MSCI India Bull 2X Shares	Direxion Daily Cloud Computing Bull 2X Shares	Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares[1]
Investment Income:
Dividend income (net of foreign withholding tax of $—, $—, $1,626 and $—, respectively)	$12,339,402	$2,337,114	$30,258	$722
Interest income	869,412	312,249	19,840	6,848
Securities lending income	120,354	21,835	283	—
Total investment income	13,329,168	2,671,198	50,381	7,570
Expenses:
Investment advisory fees (Note 6)	1,228,166	522,408	90,324	6,784
Licensing fees	100,628	27,862	23,999	5,391
Interest expense	86,698	19,991	1,260	—
Fund servicing fees	61,110	26,561	5,392	1,354
Management service fees (Note 6)	40,568	17,271	2,984	225
Reports to shareholders	26,204	11,074	1,858	159
Professional fees	22,519	15,370	10,949	10,070
Excise tax	17,616	—	—	—
Pricing fees	6,001	6,000	6,001	1,348
Exchange listing fees	5,438	5,438	5,439	1,222
Trustees' fees and expenses	5,250	2,197	364	34
Insurance fees	3,531	1,497	258	21
Offering fees	—	—	—	15,601
Other	5,375	2,400	692	622
Total Expenses	1,609,104	658,069	149,520	42,831
Recoupment of expenses to Adviser (Note 6)	37	—	—	775
Less: Reimbursement of expenses from Adviser (Note 6)	(37)	—	(33,849)	(35,013)
Net Expenses	1,609,104	658,069	115,671	8,593
Net investment income (loss)	11,720,064	2,013,129	(65,290)	(1,023)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	(15,969,114)	—	(3,073,903)	(482,229)
In-kind redemptions	7,600,040	(67,247)	244,177	(90,166)
Swap contracts	13,860,504	5,181,116	(10,846,871)	(2,254,631)
Net realized gain (loss)	5,491,430	5,113,869	(13,676,597)	(2,827,026)
Change in net unrealized appreciation (depreciation) on: Investment securities	25,734,981	(5,354,848)	(4,643,736)	(968,380)
Swap contracts	45,449,723	(19,719,112)	(2,693,426)	(37,352)
Change in net unrealized appreciation (depreciation)	71,184,704	(25,073,960)	(7,337,162)	(1,005,732)
Net realized and unrealized gain (loss)	76,676,134	(19,960,091)	(21,013,759)	(3,832,758)
Net increase (decrease) in net assets resulting from operations	$88,396,198	$(17,946,962)	$(21,079,049)	$(3,833,781)

1  Represents the period from August 11, 2022 (commencement of operations) to October 31, 2022.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
122

Statements of Operations

For the Year Ended October 31, 2022

	Direxion Daily Energy Bull 2X Shares	Direxion Daily Energy Bear 2X Shares	Direxion Daily FinTech Bull 2X Shares[1]	Direxion Daily Global Clean Energy Bull 2X Shares ETF
Investment Income:
Dividend income (net of foreign withholding tax of $—, $—, $9 and $—, respectively)	$20,648,240	$—	$19,494	$68,860
Interest income	968,716	502,152	9,335	15,383
Securities lending income	1	—	2,048	598
Total investment income	21,616,957	502,152	30,877	84,841
Expenses:
Investment advisory fees (Note 6)	4,436,269	308,219	23,942	50,345
Interest expense	632,928	22,173	245	3,497
Licensing fees	451,995	30,794	18,739	24,999
Fund servicing fees	218,595	16,194	2,187	3,478
Management service fees (Note 6)	146,614	10,209	792	1,665
Reports to shareholders	96,274	6,748	554	1,064
Professional fees	54,090	13,058	10,396	10,504
Trustees' fees and expenses	19,337	1,357	110	213
Insurance fees	12,742	897	68	139
Pricing fees	6,001	6,001	4,685	6,001
Exchange listing fees	5,741	5,438	4,246	5,438
Offering fees	—	—	8,326	—
Excise tax	—	—	—	145
Other	16,319	4,510	675	562
Total Expenses	6,096,905	425,598	74,965	108,050
Recoupment of expenses to Adviser (Note 6)	1,215	887	—	—
Less: Reimbursement of expenses from Adviser (Note 6)	—	(13,901)	(44,393)	(40,638)
Net Expenses	6,098,120	412,584	30,572	67,412
Net investment income	15,518,837	89,568	305	17,429
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	(16,713,646)	—	(559,235)	(1,262,677)
In-kind redemptions	158,567,052	—	—	(350,250)
Swap contracts	305,766,762	(36,887,314)	(1,619,816)	(3,025,544)
Net realized gain (loss)	447,620,168	(36,887,314)	(2,179,051)	(4,638,471)
Change in net unrealized appreciation (depreciation) on: Investment securities	45,365,907	—	(664,040)	(1,224,397)
Swap contracts	(3,082,477)	(2,135,712)	(145,729)	(1,116,838)
Change in net unrealized appreciation (depreciation)	42,283,430	(2,135,712)	(809,769)	(2,341,235)
Net realized and unrealized gain (loss)	489,903,598	(39,023,026)	(2,988,820)	(6,979,706)
Net increase (decrease) in net assets resulting from operations	$505,422,435	$(38,933,458)	$(2,988,515)	$(6,962,277)

1  Represents the period from January 20, 2022 (commencement of operations) to October 31, 2022.
The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
123

Statements of Operations

For the Year Ended October 31, 2022

	Direxion Daily Gold Miners Index Bull 2X Shares	Direxion Daily Gold Miners Index Bear 2X Shares	Direxion Daily Junior Gold Miners Index Bull 2X Shares	Direxion Daily Junior Gold Miners Index Bear 2X Shares
Investment Income:
Dividend income	$6,014,029	$—	$3,264,449	$—
Interest income	2,450,843	771,885	1,937,169	836,208
Securities lending income	44	—	4,373	—
Total investment income	8,464,916	771,885	5,205,991	836,208
Expenses:
Investment advisory fees (Note 6)	4,361,088	601,313	2,758,365	607,678
Fund servicing fees	214,330	30,565	135,925	30,897
Management service fees (Note 6)	144,023	19,886	91,094	20,096
Interest expense	125,344	144,221	37,735	153,114
Licensing fees	118,260	17,207	2,500	2,500
Reports to shareholders	92,505	13,115	58,395	13,159
Professional fees	54,910	15,964	38,397	16,026
Trustees' fees and expenses	18,517	2,635	11,684	2,642
Insurance fees	12,473	1,738	7,886	1,766
Pricing fees	6,001	6,001	6,001	6,001
Exchange listing fees	5,438	5,438	5,438	5,438
Other	36,093	18,006	28,697	18,064
Total Expenses	5,188,982	876,089	3,182,117	877,381
Recoupment of expenses to Adviser (Note 6)	7,397	20,840	—	9,992
Less: Reimbursement of expenses from Adviser (Note 6)	—	(11,797)	—	(9,992)
Net Expenses	5,196,379	885,132	3,182,117	877,381
Net investment income (loss)	3,268,537	(113,247)	2,023,874	(41,173)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	(113,830,725)	—	(67,117,883)	—
In-kind redemptions	27,131,497	—	25,120,476	—
Swap contracts	(200,012,403)	23,187,657	(218,334,666)	42,186,314
Net realized gain (loss)	(286,711,631)	23,187,657	(260,332,073)	42,186,314
Change in net unrealized appreciation on: Investment securities	29,374,563	—	3,489	—
Swap contracts	30,503,584	6,708,766	28,866,866	10,279,173
Change in net unrealized appreciation	59,878,147	6,708,766	28,870,355	10,279,173
Net realized and unrealized gain (loss)	(226,833,484)	29,896,423	(231,461,718)	52,465,487
Net increase (decrease) in net assets resulting from operations	$(223,564,947)	$29,783,176	$(229,437,844)	$52,424,314

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
124

Statements of Operations

For the Year Ended October 31, 2022

	Direxion Daily Metal Miners Bull 2X Shares[1]	Direxion Daily Oil Services Bull 2X Shares[2]	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
Investment Income:
Dividend income (net of foreign withholding tax of $—, $28, $— and $—, respectively)	$137,370	$62,329	$13,723	$11,271,015
Interest income	34,346	28,509	80,832	3,277,751
Securities lending income	1,131	—	459	66,646
Total investment income	172,847	90,838	95,014	14,615,412
Expenses:
Investment advisory fees (Note 6)	87,620	60,828	169,641	6,318,724
Licensing fees	13,151	4,787	13,743	673,997
Professional fees	10,861	10,744	11,787	73,120
Fund servicing fees	5,356	4,069	9,252	311,025
Pricing fees	5,261	4,686	6,000	6,001
Exchange listing fees	4,767	4,246	5,438	5,438
Offering fees	3,326	3,864	—	—
Management service fees (Note 6)	2,900	2,015	5,603	208,847
Reports to shareholders	1,977	1,384	3,475	136,573
Interest expense	1,199	1,831	1,655	2,113,424
Trustees' fees and expenses	401	286	674	27,415
Insurance fees	251	178	483	18,175
Other	1,718	1,416	911	23,908
Total Expenses	138,788	100,334	228,662	9,916,647
Recoupment of expenses to Adviser (Note 6)	—	—	2,370	2,261
Less: Reimbursement of expenses from Adviser (Note 6)	(26,603)	(21,454)	(14,498)	—
Net Expenses	112,185	78,880	216,534	9,918,908
Net investment income (loss)	60,662	11,958	(121,520)	4,696,504
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	(1,812,395)	(981,700)	(1,410,917)	(49,355,362)
In-kind redemptions	1,505,733	1,154,940	—	194,293,358
Swap contracts	(3,355,097)	(1,297,242)	(15,824,052)	529,771,216
Net realized gain (loss)	(3,661,759)	(1,124,002)	(17,234,969)	674,709,212
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,322,001)	1,289,452	(6,467,266)	18,784,707
Swap contracts	740,287	2,872,748	(11,002,567)	(189,785,156)
Change in net unrealized appreciation (depreciation)	(581,714)	4,162,200	(17,469,833)	(171,000,449)
Net realized and unrealized gain (loss)	(4,243,473)	3,038,198	(34,704,802)	503,708,763
Net increase (decrease) in net assets resulting from operations	$(4,182,811)	$3,050,156	$(34,826,322)	$508,405,267

1  Represents the period from December 16, 2021 (commencement of operations) to October 31, 2022.

2  Represents the period from January 20, 2022 (commencement of operations) to October 31, 2022.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
125

Statements of Operations

For the Year Ended October 31, 2022

	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	Direxion Daily Select Large Caps & FANGs Bull 2X Shares	Direxion Daily Software Bull 2X Shares[1]	Direxion Daily TIPS Bull 2X Shares[2]
Investment Income:
Dividend income (net of foreign withholding tax of $—, $—, $49 and $—, respectively)	$—	$12,796	$8,641	$275,030
Interest income	1,126,130	37,204	7,586	21,530
Securities lending income	—	16,140	65	3
Total investment income	1,126,130	66,140	16,292	296,563
Expenses:
Investment advisory fees (Note 6)	770,163	86,401	22,953	33,455
Licensing fees	82,151	10,001	21,917	6,155
Interest expense	59,981	1,687	227	171
Fund servicing fees	38,862	5,314	2,125	2,689
Management service fees (Note 6)	25,470	2,860	759	1,110
Professional fees	17,710	10,866	10,242	10,322
Reports to shareholders	16,721	1,886	514	780
Pricing fees	6,001	6,001	5,261	3,420
Exchange listing fees	5,438	5,438	4,767	3,048
Trustees' fees and expenses	3,358	386	102	165
Insurance fees	2,208	247	64	103
Offering fees	—	—	3,326	4,610
Other	12,331	2,313	748	876
Total Expenses	1,040,394	133,400	73,005	66,904
Recoupment of expenses to Adviser (Note 6)	4,842	32	—	—
Less: Reimbursement of expenses from Adviser (Note 6)	(9,715)	(22,305)	(43,705)	(24,357)
Net Expenses	1,035,521	111,127	29,300	42,547
Net investment income (loss)	90,609	(44,987)	(13,008)	254,016
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	—	(7,455,726)	(723,899)	(182,000)
In-kind redemptions	—	812,141	95,515	—
Swap contracts	(111,719,648)	(9,101,466)	(2,026,421)	(596,929)
Net realized loss	(111,719,648)	(15,745,051)	(2,654,805)	(778,929)
Change in net unrealized appreciation (depreciation) on: Investment securities	—	(575,542)	(797,606)	(620,380)
Swap contracts	15,933,549	(154,734)	(153,196)	(412,511)
Change in net unrealized appreciation (depreciation)	15,933,549	(730,276)	(950,802)	(1,032,891)
Net realized and unrealized loss	(95,786,099)	(16,475,327)	(3,605,607)	(1,811,820)
Net decrease in net assets resulting from operations	$(95,695,490)	$(16,520,314)	$(3,618,615)	$(1,557,804)

1  Represents the period from December 16, 2021 (commencement of operations) to October 31, 2022.

2  Represents the period from April 7, 2022 (commencement of operations) to October 31, 2022.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
126

Statements of Operations

For the Year Ended October 31, 2022

	Direxion Daily TIPS Bear 2X Shares[1]	Direxion Daily Travel & Vacation Bull 2X Shares	Direxion Daily US Infrastructure Bull 2X Shares
Investment Income:
Dividend income (net of foreign withholding tax of $—, $— and $6,299, respectively)	$—	$163,450	$92,679
Interest income	72,880	60,027	13,956
Securities lending income	—	523	320
Total investment income	72,880	224,000	106,955
Expenses:
Investment advisory fees (Note 6)	32,948	229,268	45,990
Professional fees	10,320	12,267	10,466
Licensing fees	6,155	18,342	23,999
Offering fees	4,610	—	—
Pricing fees	3,420	6,001	6,001
Exchange listing fees	3,048	5,438	5,438
Fund servicing fees	2,667	12,259	3,265
Management service fees (Note 6)	1,094	7,583	1,521
Reports to shareholders	768	5,031	1,003
Interest expense	353	5,256	919
Trustees' fees and expenses	164	1,002	197
Insurance fees	102	656	127
Other	627	4,217	202
Total Expenses	66,276	307,320	99,128
Recoupment of expenses to Adviser (Note 6)	430	400	—
Less: Reimbursement of expenses from Adviser (Note 6)	(24,619)	(12,058)	(39,954)
Net Expenses	42,087	295,662	59,174
Net investment income (loss)	30,793	(71,662)	47,781
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	—	(6,032,892)	(120,461)
In-kind redemptions	—	1,177,794	237,206
Swap contracts	1,069,460	(17,213,986)	(237,630)
Net realized gain (loss)	1,069,460	(22,069,084)	(120,885)
Change in net unrealized appreciation (depreciation) on: Investment securities	—	(4,698,977)	(198,407)
Swap contracts	325,754	1,225,059	(32,529)
Change in net unrealized appreciation (depreciation)	325,754	(3,473,918)	(230,936)
Net realized and unrealized gain (loss)	1,395,214	(25,543,002)	(351,821)
Net increase (decrease) in net assets resulting from operations	$1,426,007	$(25,614,664)	$(304,040)

1  Represents the period from April 7, 2022 (commencement of operations) to October 31, 2022.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
127

Statements of Changes in Net Assets

	Direxion Daily CSI 300 China A Share Bear 1X Shares		Direxion Daily S&P 500® Bear 1X Shares
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$121,782	$(1,257,195)	$2,699,129	$(536,836)
Net realized gain (loss)	26,345,810	(6,236,161)	51,953,665	(43,191,685)
Change in net unrealized appreciation (depreciation)	13,783,625	(3,411,971)	(27,471,031)	(6,973,039)
Net increase (decrease) in net assets resulting from operations	40,251,217	(10,905,327)	27,181,763	(50,701,560)
Distributions to shareholders:
Net distributions to shareholders	—	—	(741,705)	—
Total distributions	—	—	(741,705)	—
Capital share transactions:
Proceeds from shares sold	20,423,644	264,056,763	1,154,899,972	59,430,595
Cost of shares redeemed	(162,975,123)	(216,017,390)	(691,207,042)	(60,630,303)
Transaction fees (Note 4)	50,929	59,679	143	—
Net increase (decrease) in net assets resulting from capital transactions	(142,500,550)	48,099,052	463,693,073	(1,199,708)
Total increase (decrease) in net assets	(102,249,333)	37,193,725	490,133,131	(51,901,268)
Net assets:
Beginning of year	131,394,496	94,200,771	123,669,279	175,570,547
End of year	$29,145,163	$131,394,496	$613,802,410	$123,669,279
Changes in shares outstanding
Shares outstanding, beginning of year	7,850,000	4,650,000	8,449,983	8,249,983
Shares sold	1,000,000	15,600,000	71,350,000	3,650,000
Shares repurchased	(7,650,000)	(12,400,000)	(42,600,000)	(3,450,000)
Shares outstanding, end of year	1,200,000	7,850,000	37,199,983	8,449,983

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
128

Statements of Changes in Net Assets

	Direxion Daily AAPL Bear 1X Shares	Direxion Daily AMZN Bear 1X Shares
	For the Period August 9, 2022[1] through October 31, 2022	For the Period September 7, 2022[1] through October 31, 2022
Operations:
Net investment income	$26,791	$7,957
Net realized gain (loss)	(315,323)	132,589
Change in net unrealized appreciation	384,927	473,443
Net increase in net assets resulting from operations	96,395	613,989
Distributions to shareholders:
Net distributions to shareholders	(7,923)	(1,055)
Total distributions	(7,923)	(1,055)
Capital share transactions:
Proceeds from shares sold	14,381,898	3,119,793
Cost of shares redeemed	(1,365,767)	—
Transaction fees (Note 4)	410	—
Net increase in net assets resulting from capital transactions	13,016,541	3,119,793
Total increase in net assets	13,105,013	3,732,727
Net assets:
Beginning of period	—	—
End of period	$13,105,013	$3,732,727
Changes in shares outstanding
Shares outstanding, beginning of period	—	—
Shares sold	550,001	125,001
Shares repurchased	(50,000)	—
Shares outstanding, end of period	500,001	125,001

1  Commencement of Operations.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
129

Statements of Changes in Net Assets

	Direxion Daily GOOGL Bear 1X Shares	Direxion Daily MSFT Bear 1X Shares
	For the Period September 7, 2022[1] through October 31, 2022	For the Period September 7, 2022[1] through October 31, 2022
Operations:
Net investment income	$7,898	$8,660
Net realized loss	(49,876)	(74,486)
Change in net unrealized appreciation	362,792	255,659
Net increase in net assets resulting from operations	320,814	189,833
Distributions to shareholders:
Net distributions to shareholders	(1,002)	(1,011)
Total distributions	(1,002)	(1,011)
Capital share transactions:
Proceeds from shares sold	3,829,950	3,817,356
Cost of shares redeemed	—	—
Net increase in net assets resulting from capital transactions	3,829,950	3,817,356
Total increase in net assets	4,149,762	4,006,178
Net assets:
Beginning of period	—	—
End of period	$4,149,762	$4,006,178
Changes in shares outstanding
Shares outstanding, beginning of period	—	—
Shares sold	150,001	150,001
Shares repurchased	—	—
Shares outstanding, end of period	150,001	150,001

1  Commencement of Operations.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
130

Statements of Changes in Net Assets

	Direxion Daily TSLA Bear 1X Shares	Direxion Daily AAPL Bull 1.5X Shares
	For the Period August 9, 2022[1] through October 31, 2022	For the Period August 9, 2022[1] through October 31, 2022
Operations:
Net investment income	$25,940	$15,983
Net realized gain (loss)	1,099,836	(754,618)
Change in net unrealized appreciation (depreciation)	1,192,009	(184,797)
Net increase (decrease) in net assets resulting from operations	2,317,785	(923,432)
Distributions to shareholders:
Net distributions to shareholders	(6,449)	(3,904)
Total distributions	(6,449)	(3,904)
Capital share transactions:
Proceeds from shares sold	15,844,577	10,607,502
Cost of shares redeemed	(6,086,279)	(2,572,989)
Transaction fees (Note 4)	1,826	665
Net increase in net assets resulting from capital transactions	9,760,124	8,035,178
Total increase in net assets	12,071,460	7,107,842
Net assets:
Beginning of period	—	—
End of period	$12,071,460	$7,107,842
Changes in shares outstanding
Shares outstanding, beginning of period	—	—
Shares sold	600,001	450,001
Shares repurchased	(200,000)	(125,000)
Shares outstanding, end of period	400,001	325,001

1  Commencement of Operations.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
131

Statements of Changes in Net Assets

	Direxion Daily AMZN Bull 1.5X Shares	Direxion Daily GOOGL Bull 1.5X Shares
	For the Period September 7, 2022[1] through October 31, 2022	For the Period September 7, 2022[1] through October 31, 2022
Operations:
Net investment income	$6,758	$6,978
Net realized loss	(89,769)	(74,204)
Change in net unrealized depreciation	(970,507)	(605,820)
Net decrease in net assets resulting from operations	(1,053,518)	(673,046)
Distributions to shareholders:
Net distributions to shareholders	(726)	(759)
Total distributions	(726)	(759)
Capital share transactions:
Proceeds from shares sold	7,316,587	5,267,270
Cost of shares redeemed	—	—
Net increase in net assets resulting from capital transactions	7,316,587	5,267,270
Total increase in net assets	6,262,343	4,593,465
Net assets:
Beginning of period	—	—
End of period	$6,262,343	$4,593,465
Changes in shares outstanding
Shares outstanding, beginning of period	—	—
Shares sold	350,001	225,001
Shares repurchased	—	—
Shares outstanding, end of period	350,001	225,001

1  Commencement of Operations.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
132

Statements of Changes in Net Assets

	Direxion Daily MSFT Bull 1.5X Shares	Direxion Daily TSLA Bull 1.5X Shares
	For the Period September 7, 2022[1] through October 31, 2022	For the Period August 9, 2022[1] through October 31, 2022
Operations:
Net investment income	$5,907	$181,124
Net realized loss	(74,937)	(3,243,389)
Change in net unrealized depreciation	(351,947)	(19,964,925)
Net decrease in net assets resulting from operations	(420,977)	(23,027,190)
Distributions to shareholders:
Net distributions to shareholders	(774)	(30,807)
Total distributions	(774)	(30,807)
Capital share transactions:
Proceeds from shares sold	3,652,329	134,559,639
Cost of shares redeemed	—	(11,218,388)
Transaction fees (Note 4)	—	2,301
Net increase in net assets resulting from capital transactions	3,652,329	123,343,552
Total increase in net assets	3,230,578	100,285,555
Net assets:
Beginning of period	—	—
End of period	$3,230,578	$100,285,555
Changes in shares outstanding
Shares outstanding, beginning of period	—	—
Shares sold	150,001	6,550,001
Shares repurchased	—	(525,000)
Shares outstanding, end of period	150,001	6,025,001

1  Commencement of Operations.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
133

Statements of Changes in Net Assets

	Direxion Daily CSI 300 China A Share Bull 2X Shares		Direxion Daily CSI China Internet Index Bull 2X Shares[1]
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$351,792	$(573,405)	$(1,363,764)	$(942,350)
Net realized gain (loss)	(37,806,811)	46,095,087	(491,823,998)	(83,670,156)
Capital gain distributions from regulated investment companies	—	—	12,059,110	—
Change in net unrealized depreciation	(22,294,625)	(23,372,749)	(68,911,801)	(60,639,550)
Net increase (decrease) in net assets resulting from operations	(59,749,644)	22,148,933	(550,040,453)	(145,252,056)
Distributions to shareholders:
Net distributions to shareholders	(2,058,066)	—	—	—
Total distributions	(2,058,066)	—	—	—
Capital share transactions:
Proceeds from shares sold	15,465,039	87,079,703	654,966,818	442,985,463
Cost of shares redeemed	(32,460,891)	(87,706,292)	(257,428,128)	(39,912,521)
Transaction fees (Note 4)	3,948	8,771	42,053	4,773
Net increase (decrease) in net assets resulting from capital transactions	(16,991,904)	(617,818)	397,580,743	403,077,715
Total increase (decrease) in net assets	(78,799,614)	21,531,115	(152,459,710)	257,825,659
Net assets:
Beginning of year	117,918,843	96,387,728	314,433,336	56,607,677
End of year	$39,119,229	$117,918,843	$161,973,626	$314,433,336
Changes in shares outstanding
Shares outstanding, beginning of year	3,000,000	2,950,000	1,620,000	105,000
Shares sold	650,000	2,000,000	9,980,000	1,605,000
Shares repurchased	(1,050,000)	(1,950,000)	(4,325,913)	(90,000)
Shares outstanding, end of year	2,600,000	3,000,000	7,274,087	1,620,000

1  Effective May 31, 2022, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
134

Statements of Changes in Net Assets

	Direxion Daily S&P 500® Bull 2X Shares		Direxion Daily S&P 500 Equal Weight Bull 2X Shares
	Year Ended October 31, 2022	Year Ended October 31, 2021	For the Period January 20, 2022[1] through October 31, 2022
Operations:
Net investment income	$422,645	$256,560	$23,007
Net realized gain (loss)	(12,660,489)	8,161,261	(912,546)
Change in net unrealized appreciation (depreciation)	(8,762,638)	10,896,079	(324,515)
Net increase (decrease) in net assets resulting from operations	(21,000,482)	19,313,900	(1,214,054)
Distributions to shareholders:
Net distributions to shareholders	(1,711,768)	(1,712,190)	(14,050)
Total distributions	(1,711,768)	(1,712,190)	(14,050)
Capital share transactions:
Proceeds from shares sold	19,723,377	92,337,294	5,000,025
Cost of shares redeemed	(6,521,292)	(67,628,708)	—
Transaction fees (Note 4)	1,640	13,526	—
Net increase in net assets resulting from capital transactions	13,203,725	24,722,112	5,000,025
Total increase (decrease) in net assets	(9,508,525)	42,323,822	3,771,921
Net assets:
Beginning of year/period	59,647,715	17,323,893	—
End of year/period	$50,139,190	$59,647,715	$3,771,921
Changes in shares outstanding
Shares outstanding, beginning of year/period	533,236	283,236	—
Shares sold	250,000	900,000	200,001
Shares repurchased	(100,000)	(650,000)	—
Shares outstanding, end of year/period	683,236	533,236	200,001

1  Commencement of Operations.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
135

Statements of Changes in Net Assets

	Direxion Daily MSCI Brazil Bull 2X Shares		Direxion Daily MSCI India Bull 2X Shares
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$11,720,064	$1,145,805	$2,013,129	$(876,295)
Net realized gain	5,491,430	102,643,248	5,113,869	81,179,032
Change in net unrealized appreciation (depreciation)	71,184,704	(60,436,720)	(25,073,960)	(9,966,185)
Net increase (decrease) in net assets resulting from operations	88,396,198	43,352,333	(17,946,962)	70,336,552
Distributions to shareholders:
Net distributions to shareholders	(11,641,388)	(1,145,805)	(2,174,613)	—
Return of capital	—	(490,797)	—	—
Total distributions	(11,641,388)	(1,636,602)	(2,174,613)	—
Capital share transactions:
Proceeds from shares sold	123,236,413	218,999,576	8,635,613	157,703,223
Cost of shares redeemed	(246,578,721)	(236,123,149)	(29,004,628)	(219,599,179)
Transaction fees (Note 4)	49,316	47,224	5,801	58,878
Net decrease in net assets resulting from capital transactions	(123,292,992)	(17,076,349)	(20,363,214)	(61,837,078)
Total increase (decrease) in net assets	(46,538,182)	24,639,382	(40,484,789)	8,499,474
Net assets:
Beginning of year	185,491,922	160,852,540	92,845,619	84,346,145
End of year	$138,953,740	$185,491,922	$52,360,830	$92,845,619
Changes in shares outstanding
Shares outstanding, beginning of year	2,758,631	2,608,631	1,499,686	2,749,686
Shares sold	1,650,000	2,400,000	150,000	2,600,000
Shares repurchased	(2,800,000)	(2,250,000)	(550,000)	(3,850,000)
Shares outstanding, end of year	1,608,631	2,758,631	1,099,686	1,499,686

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
136

Statements of Changes in Net Assets

	Direxion Daily Cloud Computing Bull 2X Shares		Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares
	Year Ended October 31, 2022	For the Period January 8, 2021[1] through October 31, 2021	For the Period August 11, 2022[1] through October 31, 2022
Operations:
Net investment loss	$(65,290)	$(174,933)	$(1,023)
Net realized gain (loss)	(13,676,597)	2,518,027	(2,827,026)
Change in net unrealized appreciation (depreciation)	(7,337,162)	4,672,641	(1,005,732)
Net increase (decrease) in net assets resulting from operations	(21,079,049)	7,015,735	(3,833,781)
Distributions to shareholders:
Net distributions to shareholders	(916,786)	—	—
Total distributions	(916,786)	—	—
Capital share transactions:
Proceeds from shares sold	9,649,094	30,376,308	7,493,147
Cost of shares redeemed	(7,197,093)	(10,092,861)	(804,121)
Transaction fees (Note 4)	1,822	1,957	161
Net increase in net assets resulting from capital transactions	2,453,823	20,285,404	6,689,187
Total increase (decrease) in net assets	(19,542,012)	27,301,139	2,855,406
Net assets:
Beginning of year/period	27,301,139	—	—
End of year/period	$7,759,127	$27,301,139	$2,855,406
Changes in shares outstanding
Shares outstanding, beginning of year/period	850,001	—	—
Shares sold	725,000	1,200,001	350,001
Shares repurchased	(475,000)	(350,000)	(50,000)
Shares outstanding, end of year/period	1,100,001	850,001	300,001

1  Commencement of Operations.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
137

Statements of Changes in Net Assets

	Direxion Daily Energy Bull 2X Shares		Direxion Daily Energy Bear 2X Shares[1]
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$15,518,837	$12,969,518	$89,568	$(280,063)
Net realized gain (loss)	447,620,168	308,653,486	(36,887,314)	(38,073,006)
Change in net unrealized appreciation (depreciation)	42,283,430	298,039,398	(2,135,712)	(16,329,694)
Net increase (decrease) in net assets resulting from operations	505,422,435	619,662,402	(38,933,458)	(54,682,763)
Distributions to shareholders:
Net distributions to shareholders	(15,441,018)	(13,092,316)	—	—
Total distributions	(15,441,018)	(13,092,316)	—	—
Capital share transactions:
Proceeds from shares sold	751,431,269	345,538,387	174,088,336	156,689,364
Cost of shares redeemed	(1,283,479,408)	(609,987,702)	(134,787,990)	(96,555,883)
Transaction fees (Note 4)	339,804	136,002	40,431	28,967
Net increase (decrease) in net assets resulting from capital transactions	(531,708,335)	(264,313,313)	39,340,777	60,162,448
Total increase (decrease) in net assets	(41,726,918)	342,256,773	407,319	5,479,685
Net assets:
Beginning of year	599,755,061	257,498,288	39,105,273	33,625,588
End of year	$558,028,143	$599,755,061	$39,512,592	$39,105,273
Changes in shares outstanding
Shares outstanding, beginning of year	18,963,531	30,463,531	355,706	45,706
Shares sold	15,400,000	18,350,000	3,705,000	770,000
Shares repurchased	(26,500,000)	(29,850,000)	(2,695,442)	(460,000)
Shares outstanding, end of year	7,863,531	18,963,531	1,365,264	355,706

1  Effective May 31, 2022, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
138

Statements of Changes in Net Assets

	Direxion Daily FinTech Bull 2X Shares	Direxion Daily Global Clean Energy Bull 2X Shares ETF
	For the Period January 20, 2022[1] through October 31, 2022	Year Ended October 31, 2022	For the Period July 29, 2021[1] through October 31, 2021
Operations:
Net investment income (loss)	$305	$17,429	$(13,091)
Net realized loss	(2,179,051)	(4,638,471)	(81,426)
Change in net unrealized appreciation (depreciation)	(809,769)	(2,341,235)	1,556,585
Net increase (decrease) in net assets resulting from operations	(2,988,515)	(6,962,277)	1,462,068
Distributions to shareholders:
Net distributions to shareholders	(6,108)	(23,227)	—
Return of capital	(1,477)	(4,294)	—
Total distributions	(7,585)	(27,521)	—
Capital share transactions:
Proceeds from shares sold	6,128,864	10,289,918	6,067,048
Cost of shares redeemed	—	(6,406,383)	—
Transaction fees (Note 4)	—	1,584	—
Net increase in net assets resulting from capital transactions	6,128,864	3,885,119	6,067,048
Total increase (decrease) in net assets	3,132,764	(3,104,679)	7,529,116
Net assets:
Beginning of year/period	—	7,529,116	—
End of year/period	$3,132,764	$4,424,437	$7,529,116
Changes in shares outstanding
Shares outstanding, beginning of year/period	—	250,001	—
Shares sold	250,001	400,000	250,001
Shares repurchased	—	(350,000)	—
Shares outstanding, end of year/period	250,001	300,001	250,001

1  Commencement of Operations.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
139

Statements of Changes in Net Assets

	Direxion Daily Gold Miners Index Bull 2X Shares		Direxion Daily Gold Miners Index Bear 2X Shares
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$3,268,537	$(4,700,270)	$(113,247)	$(786,586)
Net realized gain (loss)	(286,711,631)	8,619,940	23,187,657	8,499,717
Change in net unrealized appreciation (depreciation)	59,878,147	(307,663,100)	6,708,766	17,699,304
Net increase (decrease) in net assets resulting from operations	(223,564,947)	(303,743,430)	29,783,176	25,412,435
Distributions to shareholders:
Net distributions to shareholders	—	—	—	—
Total distributions	—	—	—	—
Capital share transactions:
Proceeds from shares sold	460,894,417	1,270,883,667	330,933,462	411,796,690
Cost of shares redeemed	(612,430,469)	(1,248,537,836)	(338,144,875)	(474,856,919)
Transaction fees (Note 4)	145,063	255,404	101,443	128,613
Net increase (decrease) in net assets resulting from capital transactions	(151,390,989)	22,601,235	(7,109,970)	(62,931,616)
Total increase (decrease) in net assets	(374,955,936)	(281,142,195)	22,673,206	(37,519,181)
Net assets:
Beginning of year	750,864,079	1,032,006,274	64,076,047	101,595,228
End of year	$375,908,143	$750,864,079	$86,749,253	$64,076,047
Changes in shares outstanding
Shares outstanding, beginning of year	15,301,908	13,451,908	3,110,171	5,060,171
Shares sold	12,650,000	20,750,000	18,450,000	21,600,000
Shares repurchased	(12,900,000)	(18,900,000)	(17,900,000)	(23,550,000)
Shares outstanding, end of year	15,051,908	15,301,908	3,660,171	3,110,171

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
140

Statements of Changes in Net Assets

	Direxion Daily Junior Gold Miners Index Bull 2X Shares		Direxion Daily Junior Gold Miners Index Bear 2X Shares
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$2,023,874	$(545,141)	$(41,173)	$(660,911)
Net realized gain (loss)	(260,332,073)	(49,436,562)	42,186,314	7,764,779
Change in net unrealized appreciation (depreciation)	28,870,355	(221,582,062)	10,279,173	16,618,639
Net increase (decrease) in net assets resulting from operations	(229,437,844)	(271,563,765)	52,424,314	23,722,507
Distributions to shareholders:
Net distributions to shareholders	—	—	—	—
Return of capital	—	(2,449,837)	—	—
Total distributions	—	(2,449,837)	—	—
Capital share transactions:
Proceeds from shares sold	361,559,015	783,062,248	319,290,732	303,061,049
Cost of shares redeemed	(421,336,708)	(666,253,215)	(333,869,034)	(334,778,915)
Transaction fees (Note 4)	91,182	134,753	100,161	100,434
Net increase (decrease) in net assets resulting from capital transactions	(59,686,511)	116,943,786	(14,478,141)	(31,617,432)
Total increase (decrease) in net assets	(289,124,355)	(157,069,816)	37,946,173	(7,894,925)
Net assets:
Beginning of year	515,809,877	672,879,693	75,674,800	83,569,725
End of year	$226,685,522	$515,809,877	$113,620,973	$75,674,800
Changes in shares outstanding
Shares outstanding, beginning of year	7,693,351	5,743,351	6,882,449	7,132,449
Shares sold	8,800,000	8,850,000	29,150,000	30,400,000
Shares repurchased	(7,750,000)	(6,900,000)	(27,600,000)	(30,650,000)
Shares outstanding, end of year	8,743,351	7,693,351	8,432,449	6,882,449

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
141

Statements of Changes in Net Assets

	Direxion Daily Metal Miners Bull 2X Shares	Direxion Daily Oil Services Bull 2X Shares
	For the Period December 16, 2021[1] through October 31, 2022	For the Period January 20, 2022[1] through October 31, 2022
Operations:
Net investment income	$60,662	$11,958
Net realized loss	(3,661,759)	(1,124,002)
Change in net unrealized appreciation (depreciation)	(581,714)	4,162,200
Net increase (decrease) in net assets resulting from operations	(4,182,811)	3,050,156
Distributions to shareholders:
Net distributions to shareholders	(59,024)	(12,713)
Return of capital	—	(3,245)
Total distributions	(59,024)	(15,958)
Capital share transactions:
Proceeds from shares sold	25,828,622	20,602,114
Cost of shares redeemed	(9,891,789)	(7,218,041)
Transaction fees (Note 4)	1,978	1,444
Net increase in net assets resulting from capital transactions	15,938,811	13,385,517
Total increase in net assets	11,696,976	16,419,715
Net assets:
Beginning of period	—	—
End of period	$11,696,976	$16,419,715
Changes in shares outstanding
Shares outstanding, beginning of period	—	—
Shares sold	650,001	650,001
Shares repurchased	(250,000)	(200,000)
Shares outstanding, end of period	400,001	450,001

1  Commencement of Operations.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
142

Statements of Changes in Net Assets

	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares		Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$(121,520)	$(439,632)	$4,696,504	$(1,837,763)
Net realized gain (loss)	(17,234,969)	30,972,584	674,709,212	401,179,799
Change in net unrealized appreciation (depreciation)	(17,469,833)	(3,542,745)	(171,000,449)	681,671,431
Net increase (decrease) in net assets resulting from operations	(34,826,322)	26,990,207	508,405,267	1,081,013,467
Distributions to shareholders:
Net distributions to shareholders	(905,597)	(8,502,373)	(3,198,438)	(875,162)
Return of capital	—	—	—	(116)
Total distributions	(905,597)	(8,502,373)	(3,198,438)	(875,278)
Capital share transactions:
Proceeds from shares sold	771,899	61,949,312	788,277,104	694,180,923
Cost of shares redeemed	—	(78,700,624)	(1,384,481,531)	(1,225,559,152)
Transaction fees (Note 4)	—	21,880	325,293	280,356
Net increase (decrease) in net assets resulting from capital transactions	771,899	(16,729,432)	(595,879,134)	(531,097,873)
Total increase (decrease) in net assets	(34,960,020)	1,758,402	(90,672,305)	549,040,316
Net assets:
Beginning of year	46,002,981	44,244,579	891,290,062	342,249,746
End of year	$11,042,961	$46,002,981	$800,617,757	$891,290,062
Changes in shares outstanding
Shares outstanding, beginning of year	923,646	1,323,645	8,078,422	17,528,422
Shares sold	50,000	1,300,001	6,250,000	10,250,000
Shares repurchased	—	(1,700,000)	(10,000,000)	(19,700,000)
Shares outstanding, end of year	973,646	923,646	4,328,422	8,078,422

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
143

Statements of Changes in Net Assets
	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares[2]		Direxion Daily Select Large Caps & FANGs Bull 2X Shares
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	For the Period September 30, 2021[1] through October 31, 2021
Operations:
Net investment income (loss)	$90,609	$(581,954)	$(44,987)	$(5,174)
Net realized gain (loss)	(111,719,648)	(86,858,681)	(15,745,051)	412,332
Change in net unrealized appreciation (depreciation)	15,933,549	(55,088,450)	(730,276)	648,393
Net increase (decrease) in net assets resulting from operations	(95,695,490)	(142,529,085)	(16,520,314)	1,055,551
Distributions to shareholders:
Net distributions to shareholders	—	—	(408,960)	—
Return of capital	—	(7,191)	(4,293)	—
Total distributions	—	(7,191)	(413,253)	—
Capital share transactions:
Proceeds from shares sold	596,239,590	417,762,619	30,327,495	6,357,007
Cost of shares redeemed	(491,434,316)	(220,848,691)	(8,168,154)	—
Transaction fees (Note 4)	147,419	66,255	1,778	—
Net increase in net assets resulting from capital transactions	104,952,693	196,980,183	22,161,119	6,357,007
Total increase in net assets	9,257,203	54,443,907	5,227,552	7,412,558
Net assets:
Beginning of year/period	93,489,741	39,045,834	7,412,558	—
End of year/period	$102,746,944	$93,489,741	$12,640,110	$7,412,558
Changes in shares outstanding
Shares outstanding, beginning of year/period	1,924,620	54,620	250,001	—
Shares sold	26,980,000	3,780,000	3,750,000	250,001
Shares repurchased	(20,646,725)	(1,910,000)	(1,100,000)	—
Shares outstanding, end of year/period	8,257,895	1,924,620	2,900,001	250,001

1  Commencement of Operations.

2  Effective March 28, 2022, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
144

Statements of Changes in Net Assets

	Direxion Daily Software Bull 2X Shares	Direxion Daily TIPS Bull 2X Shares
	For the Period December 16, 2021[1] through October 31, 2022	For the Period April 7, 2022[1] through October 31, 2022
Operations:
Net investment income (loss)	$(13,008)	$254,016
Net realized loss	(2,654,805)	(778,929)
Change in net unrealized depreciation	(950,802)	(1,032,891)
Net decrease in net assets resulting from operations	(3,618,615)	(1,557,804)
Distributions to shareholders:
Net distributions to shareholders	—	(259,138)
Total distributions	—	(259,138)
Capital share transactions:
Proceeds from shares sold	14,293,161	9,797,405
Cost of shares redeemed	(7,327,983)	(1,005,287)
Transaction fees (Note 4)	13,382	302
Net increase in net assets resulting from capital transactions	6,978,560	8,792,420
Total increase in net assets	3,359,945	6,975,478
Net assets:
Beginning of period	—	—
End of period	$3,359,945	$6,975,478
Changes in shares outstanding
Shares outstanding, beginning of period	—	—
Shares sold	750,001	400,001
Shares repurchased	(400,000)	(50,000)
Shares outstanding, end of period	350,001	350,001

1  Commencement of Operations.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
145

Statements of Changes in Net Assets

	Direxion Daily TIPS Bear 2X Shares	Direxion Daily Travel & Vacation Bull 2X Shares
	For the Period April 7, 2022[1] through October 31, 2022	Year Ended October 31, 2022	For the Period June 10, 2021[1] through October 31, 2021
Operations:
Net investment income (loss)	$30,793	$(71,662)	$(14,261)
Net realized gain (loss)	1,069,460	(22,069,084)	(808,277)
Change in net unrealized appreciation (depreciation)	325,754	(3,473,918)	(490,865)
Net increase (decrease) in net assets resulting from operations	1,426,007	(25,614,664)	(1,313,403)
Distributions to shareholders:
Net distributions to shareholders	(16,857)	—	—
Total distributions	(16,857)	—	—
Capital share transactions:
Proceeds from shares sold	12,048,110	80,233,471	14,865,822
Cost of shares redeemed	(4,507,008)	(43,250,498)	(1,105,845)
Transaction fees (Note 4)	1,352	9,056	221
Net increase in net assets resulting from capital transactions	7,542,454	36,992,029	13,760,198
Total increase in net assets	8,951,604	11,377,365	12,446,795
Net assets:
Beginning of year/period	—	12,446,795	—
End of year/period	$8,951,604	$23,824,160	$12,446,795
Changes in shares outstanding
Shares outstanding, beginning of year/period	—	600,001	—
Shares sold	450,001	4,800,000	650,001
Shares repurchased	(150,000)	(3,100,000)	(50,000)
Shares outstanding, end of year/period	300,001	2,300,001	600,001

1  Commencement of Operations.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
146

Statements of Changes in Net Assets

	Direxion Daily US Infrastructure Bull 2X Shares
	Year Ended October 31, 2022	For the Period September 23, 2021[1] through October 31, 2021
Operations:
Net investment income (loss)	$47,781	$(1,016)
Net realized gain (loss)	(120,885)	14,285
Change in net unrealized appreciation (depreciation)	(230,936)	524,854
Net increase (decrease) in net assets resulting from operations	(304,040)	538,123
Distributions to shareholders:
Net distributions to shareholders	(59,269)	—
Total distributions	(59,269)	—
Capital share transactions:
Proceeds from shares sold	4,083,023	5,000,025
Cost of shares redeemed	(6,612,817)	—
Transaction fees (Note 4)	1,599	—
Net increase (decrease) in net assets resulting from capital transactions	(2,528,195)	5,000,025
Total increase (decrease) in net assets	(2,891,504)	5,538,148
Net assets:
Beginning of year/period	5,538,148	—
End of year/period	$2,646,644	$5,538,148
Changes in shares outstanding
Shares outstanding, beginning of year/period	200,001	—
Shares sold	150,000	200,001
Shares repurchased	(250,000)	—
Shares outstanding, end of year/period	100,001	200,001

1  Commencement of Operations.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
147

Financial Highlights

October 31, 2022

													RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[6]	Total Expenses	Net Investment Income (Loss) After Expense Reimbursement	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) After Expense Reimbursement[2]	Portfolio Turnover Rate[7]
Direxion Daily CSI 300 China A Share Bear 1X Shares
For the Year Ended October 31, 2022	$16.74	$0.02	$0.02	$7.53	$7.55	$—	$—	$—	$—	$24.29	45.10%	$29,145	0.77%	0.77%	0.09%	0.74%	0.74%	0.12%	0%
For the Year Ended October 31, 2021	20.26	(0.12)	(0.12)	(3.40)	(3.52)	—	—	—	—	16.74	-17.37%	131,394	0.73%	0.73%	(0.70)%	0.73%	0.73%	(0.70)%	0%
For the Year Ended October 31, 2020	29.45	(0.03)	(0.03)	(9.06)	(9.09)	(0.05)	—	(0.05)	(0.10)	20.26	-30.98%	94,201	0.80%	0.80%	(0.12)%	0.80%	0.80%	(0.12)%	0%
For the Year Ended October 31, 2019	38.58	0.48	0.50	(8.59)	(8.11)	(1.02)	—	—	(1.02)	29.45	-21.08%	20,615	0.88%	0.87%	1.44%	0.80%	0.79%	1.52%	0%
For the Year Ended October 31, 2018	32.04	0.24	0.26	6.50	6.74	(0.20)	—	—	(0.20)	38.58	21.11%	115,750	0.85%	0.81%	0.72%	0.80%	0.76%	0.77%	0%
Direxion Daily S&P 500® Bear 1X Shares
For the Year Ended October 31, 2022	14.64	0.13	0.14	1.76	1.89	(0.03)	—	—	(0.03)	16.50	12.88%	613,802	0.49%	0.55%	0.84%	0.45%	0.51%	0.88%	0%
For the Year Ended October 31, 2021	21.28	(0.07)	(0.07)	(6.57)	(6.64)	—	—	—	—	14.64	-31.20%	123,669	0.45%	0.51%	(0.42)%	0.45%	0.51%	(0.42)%	0%
For the Year Ended October 31, 2020	26.03	(0.06)	(0.05)	(4.60)	(4.66)	(0.05)	—	(0.04)	(0.09)	21.28	-17.95%	175,571	0.45%	0.56%	(0.24)%	0.45%	0.56%	(0.24)%	0%
For the Year Ended October 31, 2019	29.73	0.52	0.52	(3.72)	(3.20)	(0.50)	—	—	(0.50)	26.03	-10.90%	19,525	0.45%	0.73%	1.86%	0.45%	0.73%	1.86%	0%
For the Year Ended October 31, 2018	31.91	0.30	0.30	(2.14)	(1.84)	(0.34)	—	—	(0.34)	29.73	-5.74%	13,380	0.45%	0.65%	0.99%	0.45%	0.65%	0.99%	0%
Direxion Daily AAPL Bear 1X Shares
For the Period August 9, 2022[8] through October 31, 2022	25.00	0.09	0.09	1.15	1.24	(0.03)	—	—	(0.03)	26.21	4.95%	13,105	0.98%	2.06%	1.51%	0.95%	2.03%	1.54%	0%
Direxion Daily AMZN Bear 1X Shares
For the Period September 7, 2022[8] through October 31, 2022	25.00	0.07	0.07	4.80	4.87	(0.01)	—	—	(0.01)	29.86	19.48%	3,733	0.96%	4.96%	1.68%	0.95%	4.95%	1.69%	0%
Direxion Daily GOOGL Bear 1X Shares
For the Period September 7, 2022[8] through October 31, 2022	25.00	0.06	0.06	2.61	2.67	(0.01)	—	—	(0.01)	27.66	10.68%	4,150	0.95%	4.89%	1.63%	0.95%	4.89%	1.63%	0%
Direxion Daily MSFT Bear 1X Shares
For the Period September 7, 2022[8] through October 31, 2022	25.00	0.06	0.06	1.66	1.72	(0.01)	—	—	(0.01)	26.71	6.88%	4,006	0.95%	4.61%	1.67%	0.95%	4.61%	1.67%	0%
Direxion Daily TSLA Bear 1X Shares
For the Period August 9, 2022[8] through October 31, 2022	25.00	0.10	0.10	5.10	5.20	(0.02)	—	—	(0.02)	30.18	20.84%	12,071	0.96%	2.15%	1.52%	0.95%	2.14%	1.53%	0%
Direxion Daily AAPL Bull 1.5X Shares
For the Period August 9, 2022[8] through October 31, 2022	25.00	0.06	0.06	(3.18)	(3.12)	(0.01)	—	—	(0.01)	21.87	-12.48%	7,108	0.95%	2.40%	1.20%	0.95%	2.40%	1.20%	9%
Direxion Daily AMZN Bull 1.5X Shares
For the Period September 7, 2022[8] through October 31, 2022	25.00	0.05	0.05	(7.15)	(7.10)	(0.01)	—	—	(0.01)	17.89	-28.42%	6,262	0.95%	5.02%	1.43%	0.95%	5.02%	1.43%	0%
Direxion Daily GOOGL Bull 1.5X Shares
For the Period September 7, 2022[8] through October 31, 2022	25.00	0.05	0.05	(4.62)	(4.57)	(0.01)	—	—	(0.01)	20.42	-18.30%	4,593	0.95%	5.02%	1.48%	0.95%	5.02%	1.48%	0%
Direxion Daily MSFT Bull 1.5X Shares
For the Period September 7, 2022[8] through October 31, 2022	25.00	0.05	0.05	(3.50)	(3.45)	(0.01)	—	—	(0.01)	21.54	-13.82%	3,231	0.95%	5.19%	1.31%	0.95%	5.19%	1.31%	0%
Direxion Daily TSLA Bull 1.5X Shares
For the Period August 9, 2022[8] through October 31, 2022	25.00	0.07	0.07	(8.42)	(8.35)	(0.01)	—	—	(0.01)	16.64	-33.40%	100,286	0.98%	1.15%	1.55%	0.95%	1.12%	1.58%	33%

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
148

Financial Highlights

October 31, 2022

													RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[6]	Total Expenses	Net Investment Income (Loss) After Expense Reimbursement	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) After Expense Reimbursement[2]	Portfolio Turnover Rate[7]
Direxion Daily CSI 300 China A Share Bull 2X Shares
For the Year Ended October 31, 2022	$39.31	$0.13	$0.14	$(23.61)	$(23.48)	$(0.09)	$(0.69)	$—	$(0.78)	$15.05	-60.95%	$39,119	0.92%	0.92%	0.46%	0.90%	0.90%	0.48%	83%
For the Year Ended October 31, 2021	32.67	(0.17)	(0.17)	6.81	6.64	—	—	—	—	39.31	20.32%	117,919	0.90%	0.89%	(0.42)%	0.89%	0.88%	(0.41)%	123%
For the Year Ended October 31, 2020	21.50	0.05	0.06	11.21	11.26	(0.08)	—	(0.01)	(0.09)	32.67	52.60%	96,388	1.01%	1.00%	0.19%	0.95%	0.94%	0.25%	0%
For the Year Ended October 31, 2019	15.95	0.14	0.19	5.56	5.70	(0.15)	—	—	(0.15)	21.50	35.87%	127,897	1.20%	1.17%	0.69%	0.95%	0.92%	0.94%	0%
For the Year Ended October 31, 2018	28.60	0.17	0.19	(12.76)	(12.59)	(0.06)	—	—	(0.06)	15.95	-44.05%	76,552	1.05%	1.03%	0.68%	0.95%	0.93%	0.78%	339%
Direxion Daily CSI China Internet Index Bull 2X Shares[12]
For the Year Ended October 31, 2022	194.10	(0.30)	(0.27)	(171.53)	(171.83)	—	—	—	—	22.27	-88.53%	161,974	0.93%	0.93%	(0.42)%	0.89%	0.89%	(0.38)%	142%
For the Year Ended October 31, 2021	539.10	(2.20)	(2.20)	(342.80)	(345.00)	—	—	—	—	194.10	-64.00%	314,433	0.89%	0.88%	(0.70)%	0.89%	0.88%	(0.70)%	23%
For the Year Ended October 31, 2020	241.90	(0.30)	(0.10)	298.50	298.20	(0.60)	—	(0.40)	(1.00)	539.10	123.61%	56,608	1.00%	1.01%	(0.09)%	0.95%	0.96%	(0.04)%	40%
For the Year Ended October 31, 2019	227.00	1.80	2.00	15.00	16.80	(1.90)	—	—	(1.90)	241.90	7.53%	53,219	1.03%	1.03%	0.74%	0.94%	0.94%	0.83%	13%
For the Year Ended October 31, 2018	490.70	2.20	2.80	(248.70)	(246.50)	(2.00)	(15.20)	—	(17.20)	227.00	-52.04%	49,937	1.06%	1.03%	0.46%	0.95%	0.92%	0.57%	189%
Direxion Daily S&P 500® Bull 2X Shares
For the Year Ended October 31, 2022	111.86	0.75	0.76	(36.02)	(35.27)	(0.94)	(2.27)	—	(3.21)	73.38	-32.51%	50,139	0.61%	0.71%	0.82%	0.60%	0.70%	0.83%	72%
For the Year Ended October 31, 2021	61.16	0.77	0.77	55.98	56.75	(0.69)	(5.36)	—	(6.05)	111.86	98.25%	59,648	0.60%	0.72%	0.85%	0.60%	0.72%	0.85%	42%
For the Year Ended October 31, 2020	59.28	0.69	0.70	2.15	2.84	(0.75)	(0.21)	—	(0.96)	61.16	4.75%	17,324	0.63%	0.88%	1.20%	0.60%	0.85%	1.23%	105%
For the Year Ended October 31, 2019	48.89	0.96	0.98	10.36	11.32	(0.93)	—	—	(0.93)	59.28	23.64%	10,861	0.51%	0.97%	1.85%	0.47%[9]	0.93%	1.89%	75%
For the Year Ended October 31, 2018	46.22	0.89	0.98	4.02	4.91	(0.87)	(1.37)	—	(2.24)	48.89	10.13%	6,514	0.18%	1.24%	1.71%	0.00%[9]	1.06%	1.89%	59%
Direxion Daily S&P 500 Equal Weight Bull 2X Shares
For the Period January 20, 2022[8] through October 31, 2022	25.00	0.12	0.12	(6.19)	(6.07)	(0.07)	—	—	(0.07)	18.86	-24.27%	3,772	0.95%	1.93%	0.70%	0.95%	1.93%	0.70%	44%
Direxion Daily MSCI Brazil Bull 2X Shares
For the Year Ended October 31, 2022	67.24	5.75	5.80	18.05	23.80	(4.66)	—	—	(4.66)	86.38	37.79%	138,954	0.98%	0.98%	7.16%	0.92%	0.92%	7.22%	54%
For the Year Ended October 31, 2021	61.66	0.56	0.56	5.94	6.50	(0.64)	—	(0.28)	(0.92)	67.24	9.83%	185,492	0.91%	0.91%	0.55%	0.91%	0.91%	0.55%	25%
For the Year Ended October 31, 2020	1116.50	1.54	1.69	(1,049.80)	(1,048.26)	(5.28)	—	(1.30)	(6.58)	61.66	-94.40%	160,853	1.05%	1.05%	1.01%	0.95%	0.95%	1.11%	232%
For the Year Ended October 31, 2019	1029.00	10.85	15.05	88.90	99.75	(12.25)	—	—	(12.25)	1116.50	9.85%	413,185	1.35%	1.33%	1.04%	0.95%	0.93%	1.44%	208%
For the Year Ended October 31, 2018	1410.15	14.00	15.75	(380.80)	(366.80)	(13.65)	—	(0.70)	(14.35)	1029.00	-25.98%	407,268	1.15%	1.14%	1.54%	0.95%	0.94%	1.74%	133%
Direxion Daily MSCI India Bull 2X Shares
For the Year Ended October 31, 2022	61.91	1.54	1.56	(14.44)	(12.90)	(1.40)	—	—	(1.40)	47.61	-21.15%	52,361	0.95%	0.95%	2.89%	0.92%	0.92%	2.92%	0%
For the Year Ended October 31, 2021	30.67	(0.41)	(0.40)	31.65	31.24	—	—	—	—	61.91	101.86%	92,846	0.92%	0.91%	(0.83)%	0.91%	0.90%	(0.82)%	11%
For the Year Ended October 31, 2020	66.74	(0.14)	(0.13)	(35.92)	(36.06)	(0.01)	—	(0.00)[10]	(0.01)	30.67	-54.04%	84,346	0.99%	0.98%	(0.46)%	0.95%	0.94%	(0.42)%	157%
For the Year Ended October 31, 2019	51.51	0.60	0.67	15.20	15.80	(0.57)	—	—	(0.57)	66.74	30.61%	83,398	1.05%	1.03%	0.92%	0.95%	0.93%	1.02%	111%
For the Year Ended October 31, 2018	95.50	0.09	0.14	(43.76)	(43.67)	(0.24)	—	(0.08)	(0.32)	51.51	-45.89%	100,427	1.01%	0.99%	0.11%	0.95%	0.93%	0.17%	59%
Direxion Daily Cloud Computing Bull 2X Shares
For the Year Ended October 31, 2022	32.12	(0.07)	(0.07)	(23.98)	(24.05)	—	(1.02)	—	(1.02)	7.05	-77.03%	7,759	0.96%	1.24%	(0.54)%	0.95%	1.23%	(0.53)%	16%
For the Period January 8, 2021[8] through October 31, 2021	25.00	(0.18)	(0.17)	7.30	7.12	—	—	—	—	32.12	28.48%	27,301	0.95%	1.03%	(0.82)%	0.95%	1.03%	(0.82)%	19%
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares
For the Period August 11, 2022[8] through October 31, 2022	25.00	0.00[10]	0.00[10]	(15.48)	(15.48)	—	—	—	—	9.52	-61.92%	2,855	0.95%	4.74%	(0.11)%	0.95%	4.74%	(0.11)%	74%
Direxion Daily Energy Bull 2X Shares
For the Year Ended October 31, 2022	31.63	1.24	1.29	39.43	40.67	(1.34)	—	—	(1.34)	70.96	130.82%	558,028	1.03%	1.03%	2.62%	0.92%	0.92%	2.73%	8%
For the Year Ended October 31, 2021	8.45	0.51	0.51	23.20	23.71	(0.53)	—	—	(0.53)	31.63	283.45%	599,755	0.95%	0.93%	2.31%	0.94%	0.92%	2.32%	36%
For the Year Ended October 31, 2020	143.60	0.52	0.53	(134.67)	(134.15)	(1.00)	—	—	(1.00)	8.45	-93.97%	257,498	0.98%	1.00%	2.80%	0.95%	0.97%	2.83%	72%
For the Year Ended October 31, 2019	253.40	3.00	3.30	(110.00)	(107.00)	(2.80)	—	—	(2.80)	143.60	-42.46%	285,099	1.10%	1.11%	1.56%	0.95%	0.96%	1.71%	204%
For the Year Ended October 31, 2018	291.60	4.20	4.60	(36.40)	(32.20)	(5.90)	—	(0.10)	(6.00)	253.40	-11.59%	349,655	1.08%	1.08%	1.24%	0.95%	0.95%	1.37%	56%

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
149

Financial Highlights

October 31, 2022

													RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[6]	Total Expenses	Net Investment Income (Loss) After Expense Reimbursement	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) After Expense Reimbursement[2]	Portfolio Turnover Rate[7]
Direxion Daily Energy Bear 2X Shares[12]
For the Year Ended October 31, 2022	$109.90	$0.11	$0.14	$(81.07)	$(80.96)	$—	$—	$—	$—	$28.94	-73.67%	$39,513	1.00%	1.03%	0.22%	0.95%	0.98%	0.27%	0%
For the Year Ended October 31, 2021	735.70	(1.70)	(1.70)	(624.10)	(625.80)	—	—	—	—	109.90	-85.06%	39,105	0.95%	0.99%	(0.93)%	0.95%	0.99%	(0.93)%	0%
For the Year Ended October 31, 2020	506.10	(1.90)	(1.60)	233.80	231.90	(1.50)	—	(0.80)	(2.30)	735.70	45.80%	33,626	1.00%	1.09%	(0.32)%	0.95%	1.04%	(0.27)%	0%
For the Year Ended October 31, 2019	448.70	5.70	6.60	58.90	64.60	(7.20)	—	—	(7.20)	506.10	14.51%	25,663	1.14%	1.22%	1.22%	0.95%	1.03%	1.41%	0%
For the Year Ended October 31, 2018	558.50	2.60	2.80	(110.80)	(108.20)	(1.60)	—	—	(1.60)	448.70	-19.34%	51,915	1.00%	1.04%	0.65%	0.95%	0.99%	0.70%	0%
Direxion Daily FinTech Bull 2X Shares
For the Period January 20, 2022[8] through October 31, 2022	25.00	0.00[10]	0.00[10]	(12.44)	(12.44)	(0.02)	—	(0.01)	(0.03)	12.53	-49.76%	3,133	0.96%	2.35%	0.01%	0.95%	2.34%	0.02%	81%
Direxion Daily Global Clean Energy Bull 2X Shares ETF
For the Year Ended October 31, 2022	30.12	0.05	0.06	(15.34)	(15.29)	(0.07)	—	(0.01)	(0.08)	14.75	-50.82%	4,424	1.00%	1.61%	0.26%	0.95%	1.56%	0.31%	0%
For the Period July 29, 2021[8] through October 31, 2021	25.00	(0.06)	(0.06)	5.18	5.12	—	—	—	—	30.12	20.48%	7,529	0.95%	2.37%	(0.95)%	0.95%	2.37%	(0.95)%	15%
Direxion Daily Gold Miners Index Bull 2X Shares
For the Year Ended October 31, 2022	49.07	0.25	0.26	(24.35)	(24.10)	—	—	—	—	24.97	-49.11%	375,908	0.89%	0.89%	0.56%	0.87%	0.87%	0.58%	117%
For the Year Ended October 31, 2021	76.72	(0.30)	(0.30)	(27.35)	(27.65)	—	—	—	—	49.07	-36.04%	750,864	0.86%	0.86%	(0.49)%	0.86%	0.86%	(0.49)%	71%
For the Year Ended October 31, 2020	158.15	(0.22)	(0.06)	(80.50)	(80.72)	(0.37)	—	(0.34)	(0.71)	76.72	-51.26%	1,032,006	1.07%	1.07%	(0.23)%	0.90%	0.90%	(0.06)%	333%
For the Year Ended October 31, 2019	66.40	0.40	0.80	91.90	92.30	(0.40)	—	(0.15)	(0.55)	158.15	139.42%	1,541,547	1.30%	1.30%	0.37%	0.91%	0.91%	0.76%	231%
For the Year Ended October 31, 2018	145.15	0.55	0.60	(79.00)	(78.45)	(0.10)	—	(0.20)	(0.30)	66.40	-54.12%	1,131,021	0.94%	0.94%	0.50%	0.91%	0.91%	0.53%	96%
Direxion Daily Gold Miners Index Bear 2X Shares
For the Year Ended October 31, 2022	20.60	(0.03)	0.01	3.13	3.10	—	—	—	—	23.70	15.05%	86,749	1.10%	1.09%	(0.14)%	0.92%	0.91%	0.04%	0%
For the Year Ended October 31, 2021	20.08	(0.17)	(0.17)	0.69	0.52	—	—	—	—	20.60	2.59%	64,076	0.87%	0.88%	(0.85)%	0.87%	0.88%	(0.85)%	0%
For the Year Ended October 31, 2020	169.75	0.10	0.11	(148.72)	(148.62)	(0.63)	—	(0.42)	(1.05)	20.08	-88.01%	101,595	0.93%	0.93%	0.20%	0.91%	0.91%	0.22%	0%
For the Year Ended October 31, 2019	875.50	4.00	4.25	(706.00)	(702.00)	(3.75)	—	—	(3.75)	169.75	-80.38%	378,674	1.01%	1.01%	1.57%	0.92%	0.92%	1.66%	0%
For the Year Ended October 31, 2018	683.50	2.75	3.75	190.75	193.50	(1.50)	—	—	(1.50)	875.50	28.33%	154,753	1.04%	1.04%	0.43%	0.91%	0.91%	0.56%	0%
Direxion Daily Junior Gold Miners Index Bull 2X Shares
For the Year Ended October 31, 2022	67.05	0.28	0.28	(41.40)	(41.12)	—	—	—	—	25.93	-61.33%	226,686	0.86%	0.86%	0.55%	0.85%	0.85%	0.56%	140%
For the Year Ended October 31, 2021	117.16	(0.08)	(0.07)	(49.69)	(49.77)	—	—	(0.34)	(0.34)	67.05	-42.53%	515,810	0.85%	0.85%	(0.09)%	0.84%	0.84%	(0.08)%	67%
For the Year Ended October 31, 2020	695.10	(0.55)	(0.30)	(577.27)	(577.82)	(0.10)	—	(0.02)	(0.12)	117.16	-83.11%	672,880	1.02%	1.02%	(0.32)%	0.87%	0.87%	(0.17)%	312%
For the Year Ended October 31, 2019	357.50	3.20	5.10	338.50	341.70	(3.70)	—	(0.40)	(4.10)	695.10	95.77%	948,731	1.26%	1.26%	0.62%	0.89%	0.89%	0.99%	279%
For the Year Ended October 31, 2018	756.50	2.00	2.50	(401.00)	(399.00)	—	—	—	—	357.50	-52.74%	635,801	0.93%	0.93%	0.35%	0.89%	0.89%	0.39%	116%
Direxion Daily Junior Gold Miners Index Bear 2X Shares
For the Year Ended October 31, 2022	11.00	(0.01)	0.02	2.48	2.47	—	—	—	—	13.47	22.45%	113,621	1.08%	1.08%	(0.05)%	0.89%	0.89%	0.14%	0%
For the Year Ended October 31, 2021	11.72	(0.09)	(0.09)	(0.63)	(0.72)	—	—	—	—	11.00	-6.14%	75,675	0.87%	0.87%	(0.84)%	0.87%	0.87%	(0.84)%	0%
For the Year Ended October 31, 2020	335.75	0.00[10]	0.01	(322.21)	(322.21)	(1.11)	—	(0.71)	(1.82)	11.72	-96.42%	83,570	0.93%	0.93%	0.01%	0.91%	0.91%	0.03%	0%
For the Year Ended October 31, 2019	1892.25	8.50	9.00	(1,555.75)	(1,547.25)	(9.25)	—	—	(9.25)	335.75	-82.03%	148,229	1.06%	1.03%	10.44%	0.95%	0.92%	1.55%	0%
For the Year Ended October 31, 2018	1612.00	7.00	8.25	278.00	285.00	(4.75)	—	—	(4.75)	1892.25	17.70%	59,624	1.03%	0.99%	0.51%	0.95%	0.91%	0.59%	0%
Direxion Daily Metal Miners Bull 2X Shares
For the Period December 16, 2021[8] through October 31, 2022	25.00	0.16	0.16	4.23	4.39	(0.15)	—	—	(0.15)	29.24	17.60%	11,697	0.96%	1.19%	0.52%	0.95%	1.18%	0.53%	87%
Direxion Daily Oil Services Bull 2X Shares
For the Period January 20, 2022[8] through October 31, 2022	25.00	0.03	0.04	11.50	11.53	(0.03)	—	(0.01)	(0.04)	36.49	46.21%	16,420	0.97%	1.23%	0.15%	0.95%	1.21%	0.17%	64%
The accompanying notes are an integral part of these financial statements.

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													RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[6]	Total Expenses	Net Investment Income (Loss) After Expense Reimbursement	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) After Expense Reimbursement[2]	Portfolio Turnover Rate[7]
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares
For the Year Ended October 31, 2022	$49.81	$(0.13)	$(0.13)	$(37.36)	$(37.49)	$—	$(0.98)	$—	$(0.98)	$11.34	-76.73%	$11,043	0.96%	1.01%	(0.54)%	0.95%	1.00%	(0.53)%	0%
For the Year Ended October 31, 2021	33.43	(0.38)	(0.38)	23.19	22.81	(2.81)	(3.62)	—	(6.43)	49.81	73.55%	46,003	0.96%	0.95%	(0.88)%	0.95%	0.94%	(0.87)%	11%
For the Year Ended October 31, 2020	22.74	(0.13)	(0.12)	10.85	10.72	(0.03)	—	—	(0.03)	33.43	47.15%	44,245	1.03%	1.10%	(0.56)%	0.95%	1.02%	(0.48)%	93%
For the Year Ended October 31, 2019	23.56	0.16	0.18	(0.82)	(0.66)	(0.16)	—	—	(0.16)	22.74	-2.66%	20,468	1.05%	1.19%	0.76%	0.95%	1.09%	0.86%	184%
For the Period April 19, 2018[8] through October 31, 2018	50.00	(0.06)	(0.06)	(26.38)	(26.44)	—	—	—	—	23.56	-52.88%	4,123	0.95%	2.34%	(0.27)%	0.95%	2.34%	(0.27)%	75%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
For the Year Ended October 31, 2022	110.33	0.76	1.11	74.57	75.33	(0.69)	—	—	(0.69)	184.97	68.43%	800,618	1.18%	1.18%	0.56%	0.93%	0.93%	0.81%	55%
For the Year Ended October 31, 2021	19.53	(0.16)	(0.16)	91.03	90.87	(0.07)	—	(0.00)[10]	(0.07)	110.33	465.94%	891,290	0.95%	0.93%	(0.25)%	0.94%	0.92%	(0.24)%	194%
For the Year Ended October 31, 2020	1081.60	0.18	0.19	(1,059.32)	(1,059.14)	(2.93)	—	—	(2.93)	19.53	-98.19%	342,250	0.97%	1.00%	0.47%	0.95%	0.98%	0.49%	315%
For the Year Ended October 31, 2019	8752.00	24.00	27.60	(7,671.20)	(7,647.20)	(23.20)	—	—	(23.20)	1081.60	-87.55%	193,733	1.09%	1.10%	0.95%	0.95%	0.96%	1.09%	257%
For the Year Ended October 31, 2018	9772.00	24.00	36.00	(1,040.00)	(1,016.00)	(4.00)	—	—	(4.00)	8752.00	-10.42%	156,655	1.04%	1.05%	0.21%	0.95%	0.96%	0.30%	119%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares[11]
For the Year Ended October 31, 2022	48.60	0.02	0.03	(36.18)	(36.16)	—	—	—	—	12.44	-74.40%	102,747	1.01%	1.01%	0.09%	0.95%	0.95%	0.15%	0%
For the Year Ended October 31, 2021	714.90	(0.90)	(0.90)	(665.40)	(666.30)	(0.00)[10]	—	—	(0.00)[10]	48.60	-93.20%	93,490	0.95%	0.95%	(0.93)%	0.95%	0.95%	(0.93)%	0%
For the Year Ended October 31, 2020	739.40	(3.00)	(1.40)	(21.20)	(24.20)	(0.30)	—	—	(0.30)	714.90	-3.26%	39,046	1.18%	1.24%	(0.44)%	0.95%	1.01%	(0.21)%	0%
For the Year Ended October 31, 2019	362.50	4.40	6.70	379.20	383.60	(6.70)	—	—	(6.70)	739.40	106.33%	36,006	1.40%	1.46%	0.88%	0.95%	1.01%	1.33%	0%
For the Year Ended October 31, 2018	685.80	2.50	2.50	(324.20)	(321.70)	(1.60)	—	—	(1.60)	362.50	-46.86%	42,465	0.99%	1.02%	0.77%	0.95%	0.98%	0.81%	0%
Direxion Daily Select Large Caps & FANGs Bull 2X Shares
For the Year Ended October 31, 2022	29.65	(0.03)	(0.03)	(24.08)	(24.11)	—	(1.17)	(0.01)	(1.18)	4.36	-84.62%	12,640	0.96%	1.15%	(0.39)%	0.95%	1.14%	(0.38)%	170%
For the Period September 30, 2021[8] through October 31, 2021	25.00	(0.02)	(0.02)	4.67	4.65	—	—	—	—	29.65	18.60%	7,413	0.95%	3.72%	(0.94)%	0.95%	3.72%	(0.94)%	20%
Direxion Daily Software Bull 2X Shares
For the Period December 16, 2021[8] through October 31, 2022	25.00	(0.05)	(0.05)	(15.35)	(15.40)	—	—	—	—	9.60	-61.60%	3,360	0.96%	2.39%	(0.43)%	0.95%	2.38%	(0.42)%	118%
Direxion Daily TIPS Bull 2X Shares
For the Period April 7, 2022[8] through October 31, 2022	25.00	0.73	0.74	(5.12)	(4.39)	(0.68)	—	—	(0.68)	19.93	-17.76%	6,975	0.95%	1.50%	5.70%	0.95%	1.50%	5.70%	23%
Direxion Daily TIPS Bear 2X Shares
For the Period April 7, 2022[8] through October 31, 2022	25.00	0.11	0.11	4.79	4.90	(0.06)	—	—	(0.06)	29.84	19.60%	8,952	0.96%	1.51%	0.70%	0.95%	1.50%	0.71%	0%
Direxion Daily Travel & Vacation Bull 2X Shares
For the Year Ended October 31, 2022	20.74	(0.03)	(0.03)	(10.35)	(10.38)	—	—	—	—	10.36	-50.05%	23,824	0.97%	1.01%	(0.24)%	0.95%	0.99%	(0.22)%	10%
For the Period June 10, 2021[8] through October 31, 2021	25.00	(0.03)	(0.03)	(4.23)	(4.26)	—	—	—	—	20.74	-17.04%	12,447	0.95%	1.31%	(0.36)%	0.95%	1.31%	(0.36)%	26%
Direxion Daily US Infrastructure Bull 2X Shares
For the Year Ended October 31, 2022	27.69	0.21	0.21	(1.18)	(0.97)	(0.20)	(0.05)	—	(0.25)	26.47	-3.44%	2,647	0.96%	1.61%	0.78%	0.95%	1.60%	0.79%	86%
For the Period September 23, 2021[8] through October 31, 2021	25.00	(0.01)	(0.01)	2.70	2.69	—	—	—	—	27.69	10.76%	5,538	0.95%	3.47%	(0.18)%	0.95%	3.47%	(0.18)%	0%

1  Net investment income (loss) per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each period.

2  Excludes interest expense and extraordinary expenses which comprise of tax and litigation expenses.

3  Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain (loss) per share will not equal the Fund's changes in net realized and unrealized gain (loss) on investments, in-kind redemptions, futures and swaps for the period.

4  Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived or recouped by the investment advisor.

The accompanying notes are an integral part of these financial statements.

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Financial Highlights

October 31, 2022

5  For periods less than a year, these ratios are annualized.

6  Net expenses include effects of any reimbursement/waiver or recoupment.

7  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares. Portfolio turnover rate does not include effects of turnover of the swap and future contracts portfolio. Short-term securities with maturities less than or equal to 365 days are also excluded from portfolio turnover calculation.

8  Commencement of operations.

9  This ratio includes the voluntary waiver of expenses by the Adviser. Excluding the voluntary waiver, the net expense ratio would have been 0.60%.

10  Between $(0.005) and $0.005.

11  Effective March 28, 2022, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.

12  Effective May 31, 2022, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.

The accompanying notes are an integral part of these financial statements.

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Direxion Shares ETF Trust

Notes to the Financial Statements

October 31, 2022

1.  ORGANIZATION

The Direxion Shares ETF Trust (the "Trust") is a Delaware statutory trust formed on April 23, 2008, and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is a registered investment company that has 87 separate series (each, a "Fund" and together the "Funds"). 39 of these Funds are included in this report:

Bull Funds	Bear Funds
Direxion Daily AAPL Bull 1.5X Shares	Direxion Daily CSI 300 China A Share Bear 1X Shares
Direxion Daily AMZN Bull .5X Shares	Direxion Daily S&P 500® Bear 1X Shares
Direxion Daily GOOGL Bull 1.5X Shares	Direxion Daily AAPL Bear 1X Shares
Direxion Daily MSFT Bull 1.5X Shares	Direxion Daily AMZN Bear 1X Shares
Direxion Daily TSLA Bull 1.5X Shares	Direxion Daily GOOGL Bear 1X Shares
Direxion Daily CSI 300 China A Share Bull 2X Shares	Direxion Daily MSFT Bear 1X Shares
Direxion Daily CSI China Internet Index Bull 2X Shares	Direxion Daily TSLA Bear 1X Shares
Direxion Daily S&P 500® Bull 2X Shares	Direxion Daily Energy Bear 2X Shares
Direxion Daily S&P 500® Equal Weight Bull 2X Shares	Direxion Daily Gold Miners Index Bear 2X Shares
Direxion Daily MSCI Brazil Bull 2X Shares	Direxion Daily Junior Gold Miners Index Bear 2X Shares
Direxion Daily MSCI India Bull 2X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
Direxion Daily Cloud Computing Bull 2X Shares	Direxion Daily TIPS Bear 2X Shares
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares
Direxion Daily Energy Bull 2X Shares
Direxion Daily FinTech Bull 2X Shares
Direxion Daily Global Clean Energy Bull 2X Shares
Direxion Daily Gold Miners Index Bull 2X Shares
Direxion Daily Junior Gold Miners Index Bull 2X Shares
Direxion Daily Metal Miners Bull 2X Shares
Direxion Daily Oil Services Bull 2X Shares
Direxion Daily Robotics, Artificial Intelligence & Automation
Index Bull 2X Shares
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
Direxion Daily Select Large Caps & FANGs Bull 2X Shares
Direxion Daily Software Bull 2X Shares
Direxion Daily TIPS Bull 2X Shares
Direxion Daily Travel & Vacation Bull 2X Shares
Direxion Daily US Infrastructure Bull 2X Shares

The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications ("ASC") 946, Financial Services-Investment Companies.

Rafferty Asset Management, LLC (the "Adviser") has registered as a commodity pool operator ("CPO"). All Funds presented in this report are considered commodity pools under the Commodity Exchange Act (the "CEA). Accordingly, the Adviser is subject to registration and regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission and the National Futures Association, including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements.

Each Fund's investment objective is to seek daily investment results, before fees and expenses, that correspond to the performance of a particular index or benchmark. The Funds with the word "Bull" in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word "Bear" in their name attempt to provide investment results that correlate negatively to the return of an index or benchmark. The correlations sought by the Bull Funds are a multiple of 150% or 200% of the return of the target index or benchmark and a multiple of -100% or -200% of the return of the target index or benchmark for the Bear Funds.

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Funds	Index or Benchmark	Daily Target
Direxion Daily CSI 300 China A Share Bear 1X Shares	CSI 300 Index	-100%
Direxion Daily S&P 500® Bear 1X Shares	S&P 500® Index	-100%
Direxion Daily AAPL Bear 1X Shares	Common shares of Apple, Inc.	-100%
Direxion Daily AMZN Bear 1X Shares	Common shares of Amazon, Inc.	-100%
Direxion Daily GOOGL Bear 1X Shares	Common shares of Alphabet, Inc. Class A	-100%
Direxion Daily MSFT Bear 1X Shares	Common shares of Microsoft Corp.	-100%
Direxion Daily TSLA Bear 1X Shares	Common shares of Tesla, Inc.	-100%
Direxion Daily AAPL Bull 1.5X Shares	Common shares of Apple, Inc.	150%
Direxion Daily AMZN Bull 1.5X Shares	Common shares of Amazon, Inc.	150%
Direxion Daily GOOGL Bull 1.5X Shares	Common shares of Alphabet, Inc.	150%
Direxion Daily MSFT Bull 1.5X Shares	Common shares of Microsoft Corp.	150%
Direxion Daily TSLA Bull 1.5X Shares	Common shares of Tesla, Inc.	150%
Direxion Daily CSI 300 China A Share Bull 2X Shares	CSI 300 Index	200%
Direxion Daily CSI China Internet Index Bull 2X Shares	CSI Overseas China Internet Index	200%
Direxion Daily S&P 500® Bull 2X Shares	S&P 500® Index	200%
Direxion Daily S&P 500® Equal Weight Bull 2X Shares	S&P 500® Equal Weight Index	200%
Direxion Daily MSCI Brazil Bull 2X Shares	MSCI Brazil 25/50 Index	200%
Direxion Daily MSCI India Bull 2X Shares	MSCI India Index	200%
Direxion Daily Cloud Computing Bull 2X Shares	Indxx USA Cloud Computing Index	200%
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	Indxx US Electric and Autonomous Vehicles Index	200%
Direxion Daily Energy Bull 2X Shares		200%
Direxion Daily Energy Bear 2X Shares	Energy Select Sector Index	-200%
Direxion Daily FinTech Bull 2X Shares	Indxx US Fintech and Decentralized Finance Index	200%
Direxion Global Clean Energy Bull 2X Shares	S&P Global Clean Energy Index	200%
Direxion Daily Gold Miners Index Bull 2X Shares		200%
Direxion Daily Gold Miners Index Bear 2X Shares	NYSE Arca Gold Miners Index	-200%
Direxion Daily Junior Gold Miners Index Bull 2X Shares		200%
Direxion Daily Junior Gold Miners Index Bear 2X Shares	MVIS Global Junior Gold Miners Index	-200%
Direxion Daily Metal Miners Bull 2X Shares	S&P Metals & Mining Select Industry Index	200%
Direxion Daily Oil Services Bull 2X Shares	MVIS US Listed Oil Services 25 Index	200%
Direxion Daily Robotics, Artificial Intelligence &	Indxx Global Robotics and Artificial
Automation Index Bull 2X Shares	Intelligence Thematic Index	200%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares		200%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	S&P Oil & Gas Exploration & Production Select Industry Index	-200%
Direxion Daily Select Large Caps & FANGs Bull 2X Shares	ICE FANG 20 Index	200%
Direxion Daily Software Bull 2X Shares	S&P North American Expanded Technology Software Index	200%
Direxion Daily TIPS Bull 2X Shares		200%
Direxion Daily TIPS Bear 2X Shares	Solactive TIPS ETF Index	-200%
Direxion Daily Travel & Vacation Bull 2X Shares	BlueStar® Travel and Vacation Index	200%
Direxion Daily US Infrastructure Bull 2X Shares	Indxx US Infrastructure Index	200%

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2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

a) Investment Valuation – The Net Asset Value ("NAV") per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally at 4:00 p.m. Eastern time ("Valuation Time")), each day the NYSE is open for business. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market ("NASDAQ") for which market quotations are readily available are valued using the NASDAQ® Official Closing Price ("NOCP") provided by NASDAQ each business day. Over-the-counter ("OTC") securities held by a Fund are valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities or; if no sales price is reported, the mean of the last bid and asked price is used. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. The Funds valued their investments in money market funds based on their daily net asset values. Futures contracts are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Securities, swap or futures contracts are fair valued as determined by the Adviser under the supervision of the Board of Trustees (the "Board") in the following scenarios: a) reliable market quotations are not readily available; b) the Fund's pricing service does not provide a valuation for such securities; c) the Fund's pricing service provides a valuation that in the judgment of the Adviser does not represent fair value; or d) the Fund or Adviser believes the market price is stale.

b) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a "notional amount" (i.e. the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index or industry sector). Each Fund enters into master netting agreements with counterparties to mitigate counterparty credit risk in derivative contracts. A Fund does not offset fair value amounts for derivative contracts and related cash collateral on the Statements of Assets and Liabilities arising from derivative contracts executed with the same counterparties under such master netting agreements. Each Fund's obligations are accrued daily and offset by any amounts owed to the Fund.

In a "long" equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund's obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds' custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swaps" and when cash is exchanged, the gain or loss is recorded as "realized gains or losses on swaps".

Each Fund may enter into swap contracts that provide the opposite return of the underlying benchmark or security ("short" the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund will pay the counterparty interest.

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These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their investment objectives.

Accounting Standards Update No. 2013-01, "Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01"), requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2013-01 is limited in scope recognize derivative instruments accounted for under ASC 815, Derivatives and Hedging, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement of similar agreement.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivative counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Interest earned on collateral pledged to a counterparty is presented as part of Interest income on the Statements of Operations. Interest incurred on collateral received from a counterparty is presented as Interest expense on the Statements of Operations.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of October 31, 2022, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement are detailed in the following tables.

In the event of the counterparty's default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at October 31, 2022 is detailed in the following tables. If such credit risk-related contingencies were triggered, the counterparties would have the option to terminate any positions open under the master netting agreement.

DIREXION ANNUAL REPORT
156

Description: Swap Contract

Counterparty: Bank of America Merrill Lynch

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily AAPL Bear 1X Shares	$99,398	$—	$60,000	$39,398	$—	$—	$—	$—
Direxion Daily AMZN Bear 1X Shares	244,248	—	120,000	124,248	—	—	—	—
Direxion Daily GOOGL Bear 1X Shares	116,766	—	116,766[1]	—	—	—	—	—
Direxion Daily MSFT Bear 1X Shares	88,029	—	88,029[1]	—	—	—	—	—
Direxion Daily TSLA Bear 1X Shares	232,193	—	220,000	12,193	—	—	—	—
Direxion Daily AAPL Bull 1.5X Shares	35,151	—	—	35,151	—	—	—	—
Direxion Daily AMZN Bull 1.5X Shares	—	—	—	—	276,424	—	276,424[1]	—
Direxion Daily GOOGL Bull 1.5X Shares	—	—	—	—	158,455	—	158,455[1]	—
Direxion Daily MSFT Bull 1.5X Shares	—	—	—	—	116,939	—	116,939[1]	—
Direxion Daily TSLA Bull 1.5X Shares	—	—	—	—	3,175,885	—	3,175,885[1]	—
Direxion Daily CSI China Internet Index Bull 2X Shares	—	—	—	—	14,826,952	—	14,826,952[1]	—
Direxion Daily Cloud Computing Bull 2X Shares	—	—	—	—	30,156	—	30,156[1]	—
Direxion Daily Global Clean Energy Bull 2X Shares	—	—	—	—	175,709	—	175,709[1]	—
Direxion Daily Gold Miners Index Bull 2X Shares	—	—	—	—	26,981,402	—	26,981,402[1]	—
Direxion Daily Gold Miners Index Bear 2X Shares	7,998,639	—	7,160,000	838,639	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	17,800,314	—	15,660,000	2,140,314	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	—	—	—	—	2,812,829	—	2,812,829[1]	—
Direxion Daily Travel & Vacation Bull 2X Shares	—	—	—	—	11,893	—	11,893[1]	—
Direxion Daily US Infrastructure Bull 2X Shares	257,437	—	210,000	47,437	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

DIREXION ANNUAL REPORT
157

Description: Swap Contract

Counterparty: BNP Paribas

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily AAPL Bear 1X Shares	$98,564	$—	$98,564[1]	$—	$—	$—	$—	$—
Direxion Daily TSLA Bear 1X Shares	668,459	—	668,459[1]	—	—	—	—	—
Direxion Daily AAPL Bull 1.5X Shares	—	—	—	—	106,545	—	106,545[1]	—
Direxion Daily TSLA Bull 1.5X Shares	—	—	—	—	4,128,038	—	4,128,038[1]	—
Direxion Daily CSI China Internet Index Bull 2X Shares	—	—	—	—	14,542,291	—	14,542,291[1]	—
Direxion Daily MSCI Brazil Bull 2X Shares	9,326,753	—	7,100,000	2,226,753	—	—	—	—
Direxion Daily Energy Bull 2X Shares	27,505,193	—	25,990,000	1,515,193	—	—	—	—
Direxion Daily Energy Bear 2X Shares	—	—	—	—	5,278,218	—	5,278,218[1]	—
Direxion Daily Gold Miners Index Bull 2X Shares	—	—	—	—	1,373,622	—	1,373,622[1]	—
Direxion Daily Gold Miners Index Bear 2X Shares	—	—	—	—	62,675	—	62,675[1]	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	—	—	—	—	4,256,948	—	4,256,948[1]	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	2,678,022	—	1,210,000	1,468,022	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	135,988,244	—	131,279,000	4,709,244	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

DIREXION ANNUAL REPORT
158

Description: Swap Contract

Counterparty: Barclays

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily CSI 300 China A Share Bear 1X Shares	$135,140	$—	$—	$135,140	$—	$—	$—	$—
Direxion Daily S&P 500® Bear 1X Shares	—	—	—	—	7,024,777	—	7,024,777[1]	—
Direxion Daily S&P 500® Equal Weight Bull 2X Shares	—	—	—	—	4,007	—	—	4,007
Direxion Daily MSCI Brazil Bull 2X Shares	1,073,747	—	410,000	663,747	—	—	—	—
Direxion Daily MSCI India Bull 2X Shares	265,297	—	250,000	15,297	—	—	—	—
Direxion Daily Energy Bull 2X Shares	41,533,113	—	39,910,000	1,623,113	—	—	—	—
Direxion Daily Energy Bear 2X Shares	—	—	—	—	1,798,821	—	1,798,821[1]	—
Direxion Daily FinTech Bull 2X Shares	—	—	—	—	11,355	—	—	11,355
Direxion Daily Oil Services Bull 2X Shares	341,629	—	20,000	321,629	—	—	—	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	—	—	—	—	1,064,185	—	1,064,185[1]	—
Direxion Daily Select Large Caps & FANGs Bull 2X Shares	—	—	—	—	56,349	—	56,349[1]	—
Direxion Daily Software Bull 2X Shares	—	—	—	—	71,367	—	—	71,367

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

DIREXION ANNUAL REPORT
159

Description: Swap Contract

Counterparty: Citibank N.A.

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily AAPL Bear 1X Shares	$108,957	$—	$—	$108,957	$—	$—	$—	$—
Direxion Daily AMZN Bear 1X Shares	12,318	—	12,318[1]	—	—	—	—	—
Direxion Daily GOOGL Bear 1X Shares	129,381	—	93,000	36,381	—	—	—	—
Direxion Daily MSFT Bear 1X Shares	82,371	—	82,371[1]	—	—	—	—	—
Direxion Daily TSLA Bear 1X Shares	126,510	—	114,000	12,510	—	—	—	—
Direxion Daily AAPL Bull 1.5X Shares	103,875	—	103,875[1]	—	—	—	—	—
Direxion Daily AMZN Bull 1.5X Shares	—	—	—	—	289,775	—	289,775[1]	—
Direxion Daily GOOGL Bull 1.5X Shares	—	—	—	—	228,271	—	228,271[1]	—
Direxion Daily MSFT Bull 1.5X Shares	—	—	—	—	105,284	—	105,284[1]	—
Direxion Daily TSLA Bull 1.5X Shares	—	—	—	—	6,037,930	—	6,037,930[1]	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	—	—	—	—	3,397,206	—	3,397,206[1]	—
Direxion Daily CSI China Internet Index Bull 2X Shares	—	—	—	—	12,962,468	—	12,962,468[1]	—
Direxion Daily S&P 500® Bull 2X Shares	2,110,001	—	1,964,000	146,001	—	—	—	—
Direxion Daily MSCI India Bull 2X Shares	433,361	—	433,361[1]	—	—	—	—	—
Direxion Daily Cloud Computing Bull 2X Shares	—	—	—	—	26,052	—	26,052[1]	—
Direxion Daily Global Clean Energy Bull 2X Shares	11,373	—	—	11,373	—	—	—	—

DIREXION ANNUAL REPORT
160

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Gold Miners Index Bull 2X Shares	$—	$—	$—	$—	$36,955,153	$—	$36,955,153[1]	$—
Direxion Daily Gold Miners Index Bear 2X Shares	9,296,822	—	8,947,001	349,821	—	—	—	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	—	—	—	—	12,630,450	—	12,630,450[1]	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	—	—	—	1,457,083	—	1,457,083[1]	—
Direxion Daily Oil Services Bull 2X Shares	1,538,724	—	1,409,000	129,724	—	—	—	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	—	—	—	—	1,111,632	—	1,111,632[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	79,178,430	—	72,522,664	6,655,766	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	—	—	—	—	5,827,989	—	5,827,989[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

DIREXION ANNUAL REPORT
161

Description: Swap Contract

Counterparty: Goldman Sachs

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily AAPL Bear 1X Shares	$78,008	$—	$78,008[1]	$—	$—	$—	$—	$—
Direxion Daily AMZN Bear 1X Shares	216,877	—	—	216,877	—	—	—	—
Direxion Daily GOOGL Bear 1X Shares	116,645	—	—	116,645	—	—	—	—
Direxion Daily MSFT Bear 1X Shares	85,259	—	—	85,259	—	—	—	—
Direxion Daily TSLA Bear 1X Shares	164,847	—	164,847[1]	—	—	—	—	—
Direxion Daily AAPL Bull 1.5X Shares	—	—	—	—	144,148	—	144,148[1]	—
Direxion Daily AMZN Bull 1.5X Shares	—	—	—	—	291,066	—	291,066[1]	—
Direxion Daily GOOGL Bull 1.5X Shares	—	—	—	—	152,510	—	152,510[1]	—
Direxion Daily MSFT Bull 1.5X Shares	—	—	—	—	77,683	—	77,683[1]	—
Direxion Daily TSLA Bull 1.5X Shares	—	—	—	—	4,677,681	—	4,677,681[1]	—
Direxion Daily CSI China Internet Index Bull 2X Shares	—	—	—	—	15,030,362	—	15,030,362[1]	—
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	—	—	—	—	37,352	—	37,352[1]	—
Direxion Daily Gold Miners Index Bull 2X Shares	—	—	—	—	61,129	—	61,129[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	20,204,454	—	18,461,250	1,743,204	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	—	—	—	—	4,175,393	—	4,175,393[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

DIREXION ANNUAL REPORT
162

Description: Swap Contract

Counterparty: J.P. Morgan

		Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily CSI 300 China A Share Bull 2X Shares	$—	$—	$—	$—	$2,772,620	$—	$2,772,620[1]	$—
Direxion Daily MSCI Brazil Bull 2X Shares	4,417,267	—	1,060,000	3,357,267	—	—	—	—
Direxion Daily Energy Bull 2X Shares	38,943,721	—	37,660,000	1,283,721	—	—	—	—
Direxion Daily Energy Bear 2X Shares	—	—	—	—	1,868,435	—	1,868,435[1]	—
Direxion Daily Gold Miners Index Bull 2X Shares	—	—	—	—	2,175,187	—	2,175,187[1]	—
Direxion Daily Gold Miners Index Bear 2X Shares	—	—	—	—	456,651	—	456,651[1]	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	—	—	—	—	14,796,409	—	14,796,409[1]	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	—	—	—	51,897	—	51,897[1]	—
Direxion Daily Metal Miners Bull 2X Shares	424,730	—	360,000	64,730	—	—	—	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	—	—	—	—	66,520	—	66,520[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	17,770,886	—	15,890,000	1,880,886	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	—	—	—	—	7,077,542	—	7,077,542[1]	—
Direxion Daily TIPS Bear 2X Shares	88,255	—	—	88,255	—	—	—	—
Direxion Daily Travel & Vacation Bull 2X Shares	1,220,781	—	1,220,781[1]	—	—	—	—	—
Direxion Daily US Infrastructure Bull 2X Shares	6,112	—	—	6,112	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

DIREXION ANNUAL REPORT
163

Description: Swap Contract

Counterparty: UBS Securities LLC

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily CSI 300 China A Share Bear 1X Shares	$8,440,955	$—	$7,890,000	$550,955	$—	$—	$—	$—
Direxion Daily S&P 500® Bear 1X Shares	—	—	—	—	29,836,524	—	29,836,524[1]	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	—	—	—	—	10,980,156	—	10,980,156[1]	—
Direxion Daily CSI China Internet Index Bull 2X Shares	—	—	—	—	27,261,841	—	27,261,841[1]	—
Direxion Daily S&P 500® Bull 2X Shares	398,437	—	398,437[1]	—	—	—	—	—
Direxion Daily S&P 500® Equal Weight Bull 2X Shares	—	—	—	—	1,727	—	1,727[1]	—
Direxion Daily MSCI Brazil Bull 2X Shares	641,872	—	—	641,872	—	—	—	—
Direxion Daily MSCI India Bull 2X Shares	615,550	—	615,550[1]	—	—	—	—	—
Direxion Daily Energy Bull 2X Shares	17,247,384	—	17,247,384[1]	—	—	—	—	—
Direxion Daily Energy Bear 2X Shares	—	—	—	—	1,884,317	—	1,884,317[1]	—
Direxion Daily FinTech Bull 2X Shares	—	—	—	—	134,374	—	134,374[1]	—
Direxion Daily Gold Miners Index Bull 2X Shares	81,711	—	81,711[1]	—	—	—	—	—
Direxion Daily Gold Miners Index Bear 2X Shares	—	—	—	—	1,479,449	—	1,479,449[1]	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	—	—	—	—	1,564,957	—	1,564,957[1]	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	7,593,348	—	7,240,000	353,348	—	—	—	—
Direxion Daily Metal Miners Bull 2X Shares	315,557	—	280,000	35,557	—	—	—	—

DIREXION ANNUAL REPORT
164

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Oil Services Bull 2X Shares	$992,395	$—	$910,000	$82,395	$—	$—	$—	$—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	—	—	—	—	4,598	—	4,598[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	21,586,296	—	19,950,000	1,636,296	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	—	—	—	—	2,871,768	—	2,871,768[1]	—
Direxion Daily Select Large Caps & FANGs Bull 2X Shares	111,515	—	111,515[1]	—	—	—	—	—
Direxion Daily Software Bull 2X Shares	—	—	—	—	81,829	—	81,829[1]	—
Direxion Daily TIPS Bull 2X Shares	—	—	—	—	412,511	—	412,511[1]	—
Direxion Daily TIPS Bear 2X Shares	237,499	—	—	237,499	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

c) Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against, changes in the values of commodities, equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts

d) Risks of Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the fair value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible non-performance by the counterparty under the terms of the contract. The Funds

DIREXION ANNUAL REPORT
165

designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions. The Funds were not invested in any type of futures or options contracts during the period ended October 31, 2022.

e) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds' returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws, accounting and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

f) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for U.S. Federal income tax purposes, with the net sales proceeds.

g) Securities Lending – Each Fund may lend up to 33 1/3% of the value of the securities in their portfolios to approved brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, cash equivalents, or securities issued or guaranteed by the U.S. government. The collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. Government securities held as collateral, net of fee rebates paid to borrower and net of fees paid to the lending agent. The amount of fees depends on a number of factors including the security type and the length of the loan. In addition, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. No more than 99% of the value of any security may be on loan at any time.

As of October 31, 2022, all securities on loan were collateralized by cash and/or U.S. government obligations. The cash received as collateral for securities on loan was invested in money market funds, whose maturities are overnight and continuous, and is disclosed in the Schedules of Investments. The securities on loan in each Fund are also disclosed in the Schedule of Investments. The total value of securities loaned and the value of the invested cash collateral are disclosed in the Statements of Assets and Liabilities. Non-cash collateral consists of U.S. Treasury securities and is not disclosed on the Statements of Assets and Liabilities as its held by the lending agent on behalf of the Funds, and the Funds do not have the ability to sell, reinvest or pledge those securities. Income earned by the Funds from securities lending is disclosed in the Statements of Operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds are contractually indemnified with the securities lending agent. Furthermore, the Funds require the value of the securities loaned to be computed daily at the close of the market and additional collateral be furnished, if required.

As of October 31, 2022, the market value of the securities loaned and the related cash and non-cash collateral received for securities lending were as follows:

Funds	Market Value of Securities Loaned	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Direxion Daily S&P 500® Equal Weight Bull 2X Shares	$1,121,440	$1,143,671	$—	$1,143,671
Direxion Daily MSCI Brazil Bull 2X Shares	971,396	996,103	—	996,103
Direxion Daily MSCI India Bull 2X Shares	16,763,041	17,123,281	—	17,123,281
Direxion Daily Cloud Computing Bull 2X Shares	14,033	14,327	—	14,327
Direxion Daily FinTech Bull 2X Shares	90,157	92,444	—	92,444
Direxion Daily Metal Miners Bull 2X Shares	29,801	30,515	—	30,515
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	9,592,857	9,515,889	398,495	9,914,384
Direxion Daily Software Bull 2X Shares	1,893	1,940	—	1,940
Direxion Daily Select Large Caps & FANGs Bull 2X Shares	290,904	50,364	248,635	298,999

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h) Federal Income Taxes – Each Fund intends to make the requisite distributions of income and capital gains to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company. Therefore, no provision for U.S. Federal income tax has been made by the Funds.

The Funds may be subject to a nondeductible 4% U.S. excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. Certain Funds paid this excise tax during the period ended October 31, 2022, which is disclosed on the Statements of Operations.

i) Income and Expenses – Interest income, including amortization of premiums and discounts, is recognized on an accrual basis. Distributions are recorded on the ex-dividend date.

The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust's series in proportion to their respective average daily net assets.

j) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

k) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon the occurrence of specified events. The Funds' maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

l) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  INCOME TAX AND DISTRIBUTION INFORMATION

The tax character of distributions paid during the periods ended October 31, 2022 and October 31, 2021 are presented in the following table. The tax character of distributions to shareholders made during the period may differ from their ultimate characterization for U.S. Federal income tax purposes.

	Year/Period Ended October 31, 2022			Year/Period Ended October 31, 2021
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily CSI 300 China A Share Bear 1X Shares	$—	$—	$—	$—	$—	$—
Direxion Daily S&P 500® Bear 1X Shares	741,705	—	—	—	—	—
Direxion Daily AAPL Bear 1X Shares[9]	7,923	—	—	—	—	—
Direxion Daily AMZN Bear 1X Shares[11]	1,055	—	—	—	—	—
Direxion Daily GOOGL Bear 1X Shares[11]	1,002	—	—	—	—	—
Direxion Daily MSFT Bear 1X Shares[11]	1,011	—	—	—	—	—
Direxion Daily TSLA Bear 1X Shares[9]	6,449	—	—	—	—	—
Direxion Daily AAPL Bull 1.5X Shares[9]	3,904	—	—	—	—	—
Direxion Daily AMZN Bull 1.5X Shares[11]	726	—	—	—	—	—
Direxion Daily GOOGL Bull 1.5X Shares[11]	759	—	—	—	—	—
Direxion Daily MSFT Bull 1.5X Shares[11]	774	—	—	—	—	—
Direxion Daily TSLA Bull 1.5X Shares[9]	30,807	—	—	—	—	—
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	Year/Period Ended October 31, 2022			Year/Period Ended October 31, 2021
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily CSI 300 China A Share Bull 2X Shares	$2,058,066	$—	$—	$—	$—	$—
Direxion Daily CSI China Internet Index Bull 2X Shares	—	—	—	—	—	—
Direxion Daily S&P 500® Bull 2X Shares	1,711,768	—	—	1,712,190	—	—
Direxion Daily S&P 500® Equal Weight Bull 2X Shares[7]	14,050	—	—	—	—	—
Direxion Daily MSCI Brazil Bull 2X Shares	11,641,388	—	—	1,145,805	—	490,797
Direxion Daily MSCI India Bull 2X Shares	2,174,613	—	—	—	—	—
Direxion Daily Cloud Computing Bull 2X Shares[1]	916,786	—	—	—	—	—
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares[10]	—	—	—	—	—	—
Direxion Daily Energy Bull 2X Shares	15,441,018	—	—	13,092,316	—	—
Direxion Daily Energy Bear 2X Shares	—	—	—	—	—	—
Direxion Daily FinTech Bull 2X Shares[7]	6,108	—	1,477	—	—	—
Direxion Daily Global Clean Energy Bull 2X Shares[3]	23,227	—	4,294	—	—	—
Direxion Daily Gold Miners Index Bull 2X Shares	—	—	—	—	—	—
Direxion Daily Gold Miners Index Bear 2X Shares	—	—	—	—	—	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	—	—	—	—	—	2,449,837
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	—	—	—	—	—
Direxion Daily Metal Miners Bull 2X Shares[6]	59,024	—	—	—	—	—
Direxion Daily Oil Services Bull 2X Shares[7]	12,713	—	3,245	—	—	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	905,597	—	—	8,502,373	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	3,198,438	—	—	875,162	—	116
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	—	—	—	—	—	7,191
Direxion Daily Select Large Caps & FANGs Bull 2X Shares[5]	408,960	—	4,293	—	—	—
Direxion Daily Software Bull 2X Shares[6]	—	—	—	—	—	—
Direxion Daily TIPS Bull 2X Shares[8]	259,138	—	—	—	—	—
Direxion Daily TIPS Bear 2X Shares[8]	16,857	—	—	—	—	—
Direxion Daily Travel & Vacation Bull 2X Shares[2]	—	—	—	—	—	—
Direxion Daily US Infrastructure Bull 2X Shares[4]	59,260	9	—	—	—	—

1  Commenced operations on January 8, 2021.

2  Commenced operations on June 10, 2021.

3  Commenced operations on July 29, 2021.

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4  Commenced operations on September 23, 2021.

5  Commenced operations on September 30, 2021.

6  Commenced operations on December 16, 2021.

7  Commenced operations on January 20, 2022.

8  Commenced operations on April 7, 2022.

9  Commenced operations on August 9, 2022.

10  Commenced operations on August 11, 2022.

11  Commenced operations on September 7, 2022.

At October 31, 2022, the components of accumulated earnings/(losses) on a tax-basis were as follows:

Funds	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Daily CSI 300 China A Share Bear 1X Shares	$6,044,791	$—	$—	$—	$6,044,791
Direxion Daily S&P 500® Bear 1X Shares	(45,669,233)	1,533,131	—	(37,721,054)	(81,857,156)
Direxion Daily AAPL Bear 1X Shares	61,322	25,071	—	(1,310)	85,083
Direxion Daily AMZN Bear 1X Shares	432,520	181,944	—	(1,317)	613,147
Direxion Daily GOOGL Bear 1X Shares	312,924	8,426	—	(1,325)	320,025
Direxion Daily MSFT Bear 1X Shares	178,590	11,762	—	(1,317)	189,035
Direxion Daily TSLA Bear 1X Shares	1,097,587	912,736	—	(1,317)	2,009,006
Direxion Daily AAPL Bull 1.5X Shares	(907,076)	13,549	—	(37,625)	(931,152)
Direxion Daily AMZN Bull 1.5X Shares	(1,058,113)	7,569	—	(3,487)	(1,054,031)
Direxion Daily GOOGL Bull 1.5X Shares	(677,224)	7,756	—	(4,124)	(673,592)
Direxion Daily MSFT Bull 1.5X Shares	(423,303)	6,670	—	(4,905)	(421,538)
Direxion Daily TSLA Bull 1.5X Shares	(23,717,628)	542,727	—	(1,317)	(23,176,218)
Direxion Daily CSI 300 China A Share Bull 2X Shares	(43,041,349)	131,457	—	(11,529,977)	(54,439,869)
Direxion Daily CSI China Internet Index Bull 2X Shares	(402,370,577)	—	—	(193,150,295)	(595,520,872)
Direxion Daily S&P 500® Bull 2X Shares	2,792,835	295,260	—	(10,488,679)	(7,400,584)
Direxion Daily S&P 500® Equal Weight Bull 2X Shares	(996,390)	10,069	—	(240,671)	(1,226,992)
Direxion Daily MSCI Brazil Bull 2X Shares	(31,932,750)	96,292	—	(422,674,594)	(454,511,052)
Direxion Daily MSCI India Bull 2X Shares	(4,821,935)	—	—	—	(4,821,935)
Direxion Daily Cloud Computing Bull 2X Shares	(11,752,306)	—	—	(4,392,295)	(16,144,601)
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	(3,567,582)	10,637	—	(68,987)	(3,625,932)
Direxion Daily Energy Bull 2X Shares	208,887,776	274,227	—	(71,289,988)	137,872,015
Direxion Daily Energy Bear 2X Shares	(29,579,945)	—	—	(169,208,084)	(198,788,029)

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Funds	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Daily FinTech Bull 2X Shares	$(2,241,064)	$—	$—	$(747,756)	$(2,988,820)
Direxion Daily Global Clean Energy Bull 2X Shares	(2,434,415)	—	—	(2,242,521)	(4,676,936)
Direxion Daily Gold Miners Index Bull 2X Shares	(333,747,294)	—	—	(1,803,026,124)	(2,136,773,418)
Direxion Daily Gold Miners Index Bear 2X Shares	(2,385,133)	—	—	(616,830,224)	(619,215,357)
Direxion Daily Junior Gold Miners Index Bull 2X Shares	(343,692,965)	—	—	(1,407,869,479)	(1,751,562,444)
Direxion Daily Junior Gold Miners Index Bear 2X Shares	(15,361,033)	—	—	(182,627,722)	(197,988,755)
Direxion Daily Metal Miners Bull 2X Shares	(6,355,865)	2,441	—	—	(6,353,424)
Direxion Daily Oil Services Bull 2X Shares	2,152,562	—	—	(93,793)	2,058,769
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	(12,214,586)	—	—	(12,745,273)	(24,959,859)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	289,081,328	—	—	—	289,081,328
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	(58,608,501)	—	—	(188,545,238)	(247,153,739)
Direxion Daily Select Large Caps & FANGs Bull 2X Shares	(12,053,658)	—	—	(3,715,710)	(15,769,368)
Direxion Daily Software Bull 2X Shares	(2,942,502)	—	—	(538,520)	(3,481,022)
Direxion Daily TIPS Bull 2X Shares	(1,937,341)	75,644	—	—	(1,861,697)
Direxion Daily TIPS Bear 2X Shares	289,633	579,280	—	—	868,913
Direxion Daily Travel & Vacation Bull 2X Shares	(17,345,098)	—	—	(8,691,490)	(26,036,588)
Direxion Daily US Infrastructure Bull 2X Shares	(80,746)	—	—	—	(80,746)

1  Other Accumulated Earnings (Losses) consist of capital loss carryover, qualified late year losses and organizational costs.

At October 31, 2022, the aggregate gross unrealized appreciation and depreciation of investments for U.S. Federal income tax purposes were as follows:

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Daily CSI 300 China A Share Bear 1X Shares	$30,857,365	$8,576,095	$(2,531,304)	$6,044,791
Direxion Daily S&P 500® Bear 1X Shares	671,517,560	—	(45,669,233)	(45,669,233)
Direxion Daily AAPL Bear 1X Shares	10,924,074	384,927	(323,605)	61,322
Direxion Daily AMZN Bear 1X Shares	3,388,387	473,443	(40,923)	432,520
Direxion Daily GOOGL Bear 1X Shares	4,051,063	362,792	(49,868)	312,924
Direxion Daily MSFT Bear 1X Shares	4,041,880	255,659	(77,069)	178,590
Direxion Daily TSLA Bear 1X Shares	11,091,220	1,192,009	(94,422)	1,097,587
Direxion Daily AAPL Bull 1.5X Shares	7,494,478	150,347	(1,057,423)	(907,076)
Direxion Daily AMZN Bull 1.5X Shares	6,236,933	—	(1,058,113)	(1,058,113)
Direxion Daily GOOGL Bull 1.5X Shares	5,285,233	—	(677,224)	(677,224)
Direxion Daily MSFT Bull 1.5X Shares	3,655,818	—	(423,303)	(423,303)
Direxion Daily TSLA Bull 1.5X Shares	121,766,322	325,808	(24,043,436)	(23,717,628)
Direxion Daily CSI 300 China A Share Bull 2X Shares	82,855,954	—	(43,041,349)	(43,041,349)

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Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Daily CSI China Internet Index Bull 2X Shares	$564,715,749	$920,975	$(403,291,552)	$(402,370,577)
Direxion Daily S&P 500® Bull 2X Shares	50,965,656	7,969,414	(5,176,579)	2,792,835
Direxion Daily S&P 500® Equal Weight Bull 2X Shares	5,912,666	—	(996,390)	(996,390)
Direxion Daily MSCI Brazil Bull 2X Shares	180,368,144	15,611,462	(47,544,212)	(31,932,750)
Direxion Daily MSCI India Bull 2X Shares	75,224,843	1,355,804	(6,177,739)	(4,821,935)
Direxion Daily Cloud Computing Bull 2X Shares	19,531,104	142,467	(11,894,773)	(11,752,306)
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	6,409,922	39,799	(3,607,381)	(3,567,582)
Direxion Daily Energy Bull 2X Shares	480,729,796	243,063,669	(34,175,893)	208,887,776
Direxion Daily Energy Bear 2X Shares	67,593,062	—	(29,579,945)	(29,579,945)
Direxion Daily FinTech Bull 2X Shares	5,602,503	29,157	(2,270,221)	(2,241,064)
Direxion Daily Global Clean Energy Bull 2X Shares	6,844,119	11,373	(2,445,788)	(2,434,415)
Direxion Daily Gold Miners Index Bull 2X Shares	693,441,747	745,334	(334,492,628)	(333,747,294)
Direxion Daily Gold Miners Index Bear 2X Shares	108,357,315	17,295,461	(19,680,594)	(2,385,133)
Direxion Daily Junior Gold Miners Index Bull 2X Shares	575,720,973	222,765	(343,915,730)	(343,692,965)
Direxion Daily Junior Gold Miners Index Bear 2X Shares	134,565,188	10,271,370	(25,632,403)	(15,361,033)
Direxion Daily Metal Miners Bull 2X Shares	18,700,482	1,437,606	(7,793,471)	(6,355,865)
Direxion Daily Oil Services Bull 2X Shares	16,611,456	4,310,412	(2,157,850)	2,152,562
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	23,259,013	—	(12,214,586)	(12,214,586)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	803,173,686	344,785,097	(55,703,769)	289,081,328
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	168,889,093	—	(58,608,501)	(58,608,501)
Direxion Daily Select Large Caps & FANGs Bull 2X Shares	26,898,678	1,169,863	(13,223,521)	(12,053,658)
Direxion Daily Software Bull 2X Shares	6,304,384	29,339	(2,971,841)	(2,942,502)
Direxion Daily TIPS Bull 2X Shares	8,929,515	—	(1,937,341)	(1,937,341)
Direxion Daily TIPS Bear 2X Shares	8,910,661	325,754	(36,121)	289,633
Direxion Daily Travel & Vacation Bull 2X Shares	40,787,797	1,340,435	(18,685,533)	(17,345,098)
Direxion Daily US Infrastructure Bull 2X Shares	2,884,040	389,493	(470,239)	(80,746)

The difference between the book cost of investments and the tax cost of investments is primarily attributable to tax deferral of losses on wash sales.

On the Statements of Assets and Liabilities, the following adjustments were made for permanent tax differences between accounting for total distributable earnings and capital stock under GAAP and tax reporting:

Funds	Total Distributable Earnings (Loss)	Capital Stock
Direxion Daily CSI 300 China A Share Bear 1X Shares	$612,950	$(612,950)
Direxion Daily S&P 500® Bear 1X Shares	—	—
Direxion Daily AAPL Bear 1X Shares	(3,389)	3,389
Direxion Daily AMZN Bear 1X Shares	213	(213)
Direxion Daily GOOGL Bear 1X Shares	213	(213)
Direxion Daily MSFT Bear 1X Shares	213	(213)
Direxion Daily TSLA Bear 1X Shares	(302,330)	302,330
Direxion Daily AAPL Bull 1.5X Shares	(3,816)	3,816
Direxion Daily AMZN Bull 1.5X Shares	213	(213)
Direxion Daily GOOGL Bull 1.5X Shares	213	(213)
Direxion Daily MSFT Bull 1.5X Shares	213	(213)
Direxion Daily TSLA Bull 1.5X Shares	(118,221)	118,221
Direxion Daily CSI 300 China A Share Bull 2X Shares	2,533,672	(2,533,672)
Direxion Daily CSI China Internet Index Bull 2X Shares	124,161,720	(124,161,720)
Direxion Daily S&P 500® Bull 2X Shares	(908,373)	908,373
Direxion Daily S&P 500® Equal Weight Bull 2X Shares	1,112	(1,112)
Direxion Daily MSCI Brazil Bull 2X Shares	10,061,313	(10,061,313)
Direxion Daily MSCI India Bull 2X Shares	(4,944,636)	4,944,636
Direxion Daily Cloud Computing Bull 2X Shares	685,814	(685,814)

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Funds	Total Distributable Earnings (Loss)	Capital Stock
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	$207,849	$(207,849)
Direxion Daily Energy Bull 2X Shares	(154,186,718)	154,186,718
Direxion Daily Energy Bear 2X Shares	138,518	(138,518)
Direxion Daily FinTech Bull 2X Shares	5,803	(5,803)
Direxion Daily Global Clean Energy Bull 2X Shares	842,596	(842,596)
Direxion Daily Gold Miners Index Bull 2X Shares	37,498,101	(37,498,101)
Direxion Daily Gold Miners Index Bear 2X Shares	741,977	(741,977)
Direxion Daily Junior Gold Miners Index Bull 2X Shares	19,027,489	(19,027,489)
Direxion Daily Junior Gold Miners Index Bear 2X Shares	589,078	(589,078)
Direxion Daily Metal Miners Bull 2X Shares	(2,111,589)	2,111,589
Direxion Daily Oil Services Bull 2X Shares	(978,674)	978,674
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	69,218	(69,218)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	(370,316,432)	370,316,432
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	395,369	(395,369)
Direxion Daily Select Large Caps & FANGs Bull 2X Shares	107,322	(107,322)
Direxion Daily Software Bull 2X Shares	137,593	(137,593)
Direxion Daily TIPS Bull 2X Shares	(44,755)	44,755
Direxion Daily TIPS Bear 2X Shares	(540,237)	540,237
Direxion Daily Travel & Vacation Bull 2X Shares	979,370	(979,370)
Direxion Daily US Infrastructure Bull 2X Shares	255,692	(255,692)

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2022, the permanent differences primarily relate to tax treatment of redemptions in-kind, non-deductible offering costs, net operating losses and the utilization of earnings and profits distributed to shareholders on redemption of shares.

In order to meet certain U.S. excise tax distribution requirements, each Fund is required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, these Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, October 31, 2022.

At October 31, 2022, these Funds deferred, on a tax basis, qualified late year losses of:

Funds	Ordinary Late Year Loss Deferral
Direxion Daily CSI China Internet Index Bull 2X Shares	$870,301
Direxion Daily Cloud Computing Bull 2X Shares	42,215
Direxion Daily Global Clean Energy Bull 2X Shares	5,653
Direxion Daily Gold Miners Index Bull 2X Shares	1,654,482
Direxion Daily Gold Miners Index Bear 2X Shares	11,432
Direxion Daily Junior Gold Miners Index Bull 2X Shares	546,028
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	52,446
Direxion Daily Travel & Vacation Bull 2X Shares	77,306

Under current law, each Fund may carry forward net capital losses indefinitely to use to offset capital gains realized in future years and their character is retained as either short-term and/or long-term.

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At October 31, 2022, for U.S. Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains:

Funds	Utilized in Current Year	Unlimited ST	Unlimited LT
Direxion Daily CSI 300 China A Share Bear 1X Shares	$(26,925,905)	$—	$—
Direxion Daily S&P 500® Bear 1X Shares	(18,757,644)	37,721,054	—
Direxion Daily AAPL Bear 1X Shares	—	—	—
Direxion Daily AMZN Bear 1X Shares	—	—	—
Direxion Daily GOOGL Bear 1X Shares	—	8	—
Direxion Daily MSFT Bear 1X Shares	—	—	—
Direxion Daily TSLA Bear 1X Shares	—	—	—
Direxion Daily AAPL Bull 1.5X Shares	—	36,308	—
Direxion Daily AMZN Bull 1.5X Shares	—	2,163	—
Direxion Daily GOOGL Bull 1.5X Shares	—	2,800	—
Direxion Daily MSFT Bull 1.5X Shares	—	3,581	—
Direxion Daily TSLA Bull 1.5X Shares	—	—	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	—	9,444,885	2,085,092
Direxion Daily CSI China Internet Index Bull 2X Shares	—	192,279,994	—
Direxion Daily S&P 500® Bull 2X Shares	—	10,488,679	—
Direxion Daily S&P 500® Equal Weight Bull 2X Shares	—	240,671	—
Direxion Daily MSCI Brazil Bull 2X Shares	(1,383,050)	421,558,341	1,116,253
Direxion Daily MSCI India Bull 2X Shares	—	—	—
Direxion Daily Cloud Computing Bull 2X Shares	—	3,807,087	542,993
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	—	68,987	—
Direxion Daily Energy Bull 2X Shares	(221,757,766)	28,636,863	42,651,859
Direxion Daily Energy Bear 2X Shares	—	169,207,601	—
Direxion Daily FinTech Bull 2X Shares	—	747,756	—
Direxion Daily Global Clean Energy Bull 2X Shares	—	2,236,868	—
Direxion Daily Gold Miners Index Bull 2X Shares	—	1,196,796,131	604,575,511
Direxion Daily Gold Miners Index Bear 2X Shares	(19,521,131)	616,818,792	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	—	1,303,597,331	103,726,120
Direxion Daily Junior Gold Miners Index Bear 2X Shares	(28,616,502)	182,627,722	—
Direxion Daily Metal Miners Bull 2X Shares	—	—	—
Direxion Daily Oil Services Bull 2X Shares	—	93,793	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	—	11,280,447	1,410,918
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	(251,412,275)	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	—	188,545,238	—
Direxion Daily Select Large Caps & FANGs Bull 2X Shares	—	3,369,884	345,826
Direxion Daily Software Bull 2X Shares	—	538,520	—
Direxion Daily TIPS Bull 2X Shares	—	—	—
Direxion Daily TIPS Bear 2X Shares	—	—	—
Direxion Daily Travel & Vacation Bull 2X Shares	—	8,238,677	375,507
Direxion Daily US Infrastructure Bull 2X Shares	—	—	—

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and concluded that there is no effect to the Funds' financial positions or results of operations and no tax liability was required to be recorded resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During this period, the Funds did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of October 31, 2022, open U.S. Federal and state income tax years include the tax years ended October 31, 2019 through October 31, 2022. The Funds have no examinations in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

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4.  CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES

Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called "Creation Units." The number of shares in a Creation Unit for each respective Fund is as follows:

Fund	Number of Shares per Creation Unit
Direxion Daily CSI 300 China A Share Bear 1X Shares	50,000	shares
Direxion Daily S&P 500® Bear 1X Shares	50,000	shares
Direxion Daily AAPL Bear 1X Shares	25,000	shares
Direxion Daily AMZN Bear 1X Shares	25,000	shares
Direxion Daily GOOGL Bear 1X Shares	25,000	shares
Direxion Daily MSFT Bear 1X Shares	25,000	shares
Direxion Daily TSLA Bear 1X Shares	25,000	shares
Direxion Daily AAPL Bull 1.5X Shares	25,000	shares
Direxion Daily AMZN Bull 1.5X Shares	25,000	shares
Direxion Daily GOOGL Bull 1.5X Shares	25,000	shares
Direxion Daily MSFT Bull 1.5X Shares	25,000	shares
Direxion Daily TSLA Bull 1.5X Shares	25,000	shares
Direxion Daily CSI 300 China A Share Bull 2X Shares	50,000	shares
Direxion Daily CSI China Internet Index Bull 2X Shares	50,000	shares
Direxion Daily S&P 500® Bull 2X Shares	50,000	shares
Direxion Daily S&P 500® Equal Weight Bull 2X Shares	50,000	shares
Direxion Daily MSCI Brazil Bull 2X Shares	50,000	shares
Direxion Daily MSCI India Bull 2X Shares	50,000	shares
Direxion Daily Cloud Computing Bull 2X Shares	50,000	shares
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	50,000	shares
Direxion Daily Energy Bull 2X Shares	50,000	shares
Direxion Daily Energy Bear 2X Shares	50,000	shares
Direxion Daily FinTech Bull 2X Shares	50,000	shares
Direxion Daily Global Clean Energy Bull 2X Shares	50,000	shares
Direxion Daily Gold Miners Index Bull 2X Shares	50,000	shares
Direxion Daily Gold Miners Index Bear 2X Shares	50,000	shares
Direxion Daily Junior Gold Miners Index Bull 2X Shares	50,000	shares
Direxion Daily Junior Gold Miners Index Bear 2X Shares	50,000	shares
Direxion Daily Metal Miners Bull 2X Shares	50,000	shares
Direxion Daily Oil Services Bull 2X Shares	50,000	shares
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	50,000	shares
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	50,000	shares
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	50,000	shares
Direxion Daily Select Large Caps & FANGs Bull 2X Shares	50,000	shares
Direxion Daily Software Bull 2X Shares	50,000	shares
Direxion Daily TIPS Bull 2X Shares	50,000	shares
Direxion Daily TIPS Bear 2X Shares	50,000	shares
Direxion Daily Travel & Vacation Bull 2X Shares	50,000	shares
Direxion Daily US Infrastructure Bull 2X Shares	50,000	shares

Creation Units of the Bull Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Creation Units of the Bear Funds are issued and redeemed for cash. Investors such as market makers, large investors and institutions who wish to deal in creation units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund include both cash and in-kind transactions and are disclosed in detail in the Statements of Changes in Net Assets.

Transaction fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of creation units. There is a fixed and a variable component to the total transaction fee. A fixed transaction fee is applicable to each creation or redemption transaction, regardless of the number of creation units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each creation unit purchased or redeemed is applicable to each creation or redemption transaction. Not all Funds will have a

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174

transaction fee associated with capital share activity for the year. Transaction fees received by each Fund are presented in the Capital Share Transaction section of the Statements of Changes in Net Assets.

5.  INVESTMENT TRANSACTIONS

The table below presents each Fund's investment transactions during the period ended October 31, 2022. Purchases represent the aggregate purchases of investments excluding the cost of in-kind purchases, short-term investment purchases, swaps and futures contracts. Sales represent the aggregate sales of investments excluding proceeds from in-kind sales, short-term investments, swaps and futures contracts. Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Daily CSI 300 China A Share Bear 1X Shares	$—	$—	$—	$—
Direxion Daily S&P 500® Bear 1X Shares	—	—	—	—
Direxion Daily AAPL Bear 1X Shares[4]	—	—	—	—
Direxion Daily AMZN Bear 1X Shares[6]	—	—	—	—
Direxion Daily GOOGL Bear 1X Shares[6]	—	—	—	—
Direxion Daily MSFT Bear 1X Shares[6]	—	—	—	—
Direxion Daily TSLA Bear 1X Shares[4]	—	—	—	—
Direxion Daily AAPL Bull 1.5X Shares[4]	854,203	76,664	909,793	213,204
Direxion Daily AMZN Bull 1.5X Shares[6]	504,476	—	760,397	—
Direxion Daily GOOGL Bull 1.5X Shares[6]	491,367	—	332,053	—
Direxion Daily MSFT Bull 1.5X Shares[6]	707,576	—	—	—
Direxion Daily TSLA Bull 1.5X Shares[4]	3,482,410	3,279,621	24,082,309	2,146,192
Direxion Daily CSI 300 China A Share Bull 2X Shares	16,703,118	32,830,211	9,802,501	32,409,167
Direxion Daily CSI China Internet Index Bull 2X Shares	237,506,160	607,726,021	623,684,639	248,186,504
Direxion Daily S&P 500® Bull 2X Shares	35,683,400	36,875,202	4,504,581	3,235,759
Direxion Daily S&P 500® Equal Weight Bull 2X Shares[2]	4,091,594	1,190,998	—	—
Direxion Daily MSCI Brazil Bull 2X Shares	38,545,301	37,878,415	112,709,228	245,295,213
Direxion Daily MSCI India Bull 2X Shares	30,263,965	—	8,601,122	28,951,803
Direxion Daily Cloud Computing Bull 2X Shares	1,514,018	9,239,367	8,586,099	3,352,793
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares[5]	4,408,279	1,893,142	2,442,148	814,891
Direxion Daily Energy Bull 2X Shares	35,335,446	476,366,274	740,785,626	450,560,113
Direxion Daily Energy Bear 2X Shares	—	—	—	—
Direxion Daily FinTech Bull 2X Shares[2]	6,352,948	2,485,782	—	—
Direxion Daily Global Clean Energy Bull 2X Shares	—	6,416,175	10,265,714	3,442,452
Direxion Daily Gold Miners Index Bull 2X Shares	332,575,750	547,815,967	443,856,486	383,287,899
Direxion Daily Gold Miners Index Bear 2X Shares	—	—	—	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	197,223,850	252,770,089	364,187,328	350,059,405
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	—	—	—
Direxion Daily Metal Miners Bull 2X Shares[1]	7,827,126	7,962,237	20,607,761	9,918,822
Direxion Daily Oil Services Bull 2X Shares[2]	5,354,919	4,745,510	15,498,017	7,139,931
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	—	3,861,608	757,760	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	351,937,784	238,783,309	705,575,323	886,344,583
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	—	—	—	—
Direxion Daily Select Large Caps & FANGs Bull 2X Shares	15,507,567	26,609,721	28,400,272	6,576,780
Direxion Daily Software Bull 2X Shares[1]	4,628,453	3,624,993	9,301,188	6,028,795
Direxion Daily TIPS Bull 2X Shares[3]	5,969,805	1,189,411	1,240,735	—
Direxion Daily TIPS Bear 2X Shares[3]	—	—	—	—
Direxion Daily Travel & Vacation Bull 2X Shares	2,277,270	18,076,959	69,976,802	39,216,655
Direxion Daily US Infrastructure Bull 2X Shares	4,111,964	3,190,215	—	3,823,340

1  Represents the period from December 16, 2021 (commencement of operations) to October 31, 2022.

2  Represents the period from January 20, 2022 (commencement of operations) to October 31, 2022.

3  Represents the period from April 7, 2022 (commencement of operations) to October 31, 2022.

4  Represents the period from August 9, 2022 (commencement of operations) to October 31, 2022.

5  Represents the period from August 11, 2022 (commencement of operations) to October 31, 2022.

6  Represents the period from September 7, 2022 (commencement of operations) to October 31, 2022.

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175

There were no purchases or sales of long-term U.S. Government securities in the Funds during the period ended October 31, 2022.

6.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund's assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays the Adviser investment advisory fees at an annual rate based on its average daily net assets. These rates are as follows:

Direxion Daily CSI 300 China A Share Bear 1X Shares	0.60%
Direxion Daily S&P 500® Bear 1X Shares	0.35%
Direxion Daily AAPL Bear 1X Shares	0.75%
Direxion Daily AMZN Bear 1X Shares	0.75%
Direxion Daily GOOGL Bear 1X Shares	0.75%
Direxion Daily MSFT Bear 1X Shares	0.75%
Direxion Daily TSLA Bear 1X Shares	0.75%
Direxion Daily AAPL Bull 1.5X Shares	0.75%
Direxion Daily AMZN Bull 1.5X Shares	0.75%
Direxion Daily GOOGL Bull 1.5X Shares	0.75%
Direxion Daily MSFT Bull 1.5X Shares	0.75%
Direxion Daily TSLA Bull 1.5X Shares	0.75%
Direxion Daily CSI 300 China A Share Bull 2X Shares	0.75%
Direxion Daily CSI China Internet Index Bull 2X Shares	0.75%
Direxion Daily S&P 500® Bull 2X Shares	0.50%
Direxion Daily S&P 500® Equal Weight Bull 2X Shares	0.75%
Direxion Daily MSCI Brazil Bull 2X Shares	0.75%
Direxion Daily MSCI India Bull 2X Shares	0.75%
Direxion Daily Cloud Computing Bull 2X Shares	0.75%
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	0.75%
Direxion Daily Energy Bull 2X Shares	0.75%
Direxion Daily Energy Bear 2X Shares	0.75%
Direxion Daily FinTech Bull 2X Shares	0.75%
Direxion Daily Global Clean Energy Bull 2X Shares	0.75%
Direxion Daily Gold Miners Index Bull 2X Shares	0.75%
Direxion Daily Gold Miners Index Bear 2X Shares	0.75%
Direxion Daily Junior Gold Miners Index Bull 2X Shares	0.75%
Direxion Daily Junior Gold Miners Index Bear 2X Shares	0.75%
Direxion Daily Metal Miners Bull 2X Shares	0.75%
Direxion Daily Oil Services Bull 2X Shares	0.75%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	0.75%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	0.75%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	0.75%
Direxion Daily Select Large Caps & FANGs Bull 2X Shares	0.75%
Direxion Daily Software Bull 2X Shares	0.75%
Direxion Daily TIPS Bull 2X Shares	0.75%
Direxion Daily TIPS Bear 2X Shares	0.75%
Direxion Daily Travel & Vacation Bull 2X Shares	0.75%
Direxion Daily US Infrastructure Bull 2X Shares	0.75%

Additionally, the Trust has entered into a Management Services Agreement with the Adviser. Under the Management Services Agreement, the Trust pays the Adviser management service fees of 0.026% on the first $10,000,000,000 of the Trust's daily net assets and 0.024% on assets in excess of $10,000,000,000. This fee compensates the Adviser for performing certain management, administration and compliance functions related to the Trust.

Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to waive its fees and/or reimburse the Funds' operating expenses to the extent that they exceed the following rates multiplied by the Fund's

DIREXION ANNUAL REPORT
176

respective average daily net assets at least until September 1, 2024. Any expense waiver is subject to recoupment by the Adviser, as applicable, within the following three years if overall expenses fall below these percentage limitations.

Direxion Daily CSI 300 China A Share Bear 1X Shares	0.80%
Direxion Daily S&P 500® Bear 1X Shares	0.45%
Direxion Daily AAPL Bear 1X Shares	0.95%
Direxion Daily AMZN Bear 1X Shares	0.95%
Direxion Daily GOOGL Bear 1X Shares	0.95%
Direxion Daily MSFT Bear 1X Shares	0.95%
Direxion Daily TSLA Bear 1X Shares	0.95%
Direxion Daily AAPL Bull 1.5X Shares	0.95%
Direxion Daily AMZN Bull 1.5X Shares	0.95%
Direxion Daily GOOGL Bull 1.5X Shares	0.95%
Direxion Daily MSFT Bull 1.5X Shares	0.95%
Direxion Daily TSLA Bull 1.5X Shares	0.95%
Direxion Daily CSI 300 China A Share Bull 2X Shares	0.95%
Direxion Daily CSI China Internet Index Bull 2X Shares	0.95%
Direxion Daily S&P 500® Bull 2X Shares	0.60%
Direxion Daily S&P 500® Equal Weight Bull 2X Shares	0.95%
Direxion Daily MSCI Brazil Bull 2X Shares	0.95%
Direxion Daily MSCI India Bull 2X Shares	0.95%
Direxion Daily Cloud Computing Bull 2X Shares	0.95%
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	0.95%
Direxion Daily Energy Bull 2X Shares	0.95%
Direxion Daily Energy Bear 2X Shares	0.95%
Direxion Daily FinTech Bull 2X Shares	0.95%
Direxion Daily Global Clean Energy Bull 2X Shares	0.95%
Direxion Daily Gold Miners Index Bull 2X Shares	0.95%
Direxion Daily Gold Miners Index Bear 2X Shares	0.95%
Direxion Daily Junior Gold Miners Index Bull 2X Shares	0.95%
Direxion Daily Junior Gold Miners Index Bear 2X Shares	0.95%
Direxion Daily Metal Miners Bull 2X Shares	0.95%
Direxion Daily Oil Services Bull 2X Shares	0.95%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	0.95%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	0.95%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	0.95%
Direxion Daily Select Large Caps & FANGs Bull 2X Shares	0.95%
Direxion Daily Software Bull 2X Shares	0.95%
Direxion Daily TIPS Bull 2X Shares	0.95%
Direxion Daily TIPS Bear 2X Shares	0.95%
Direxion Daily Travel & Vacation Bull 2X Shares	0.95%
Direxion Daily US Infrastructure Bull 2X Shares	0.95%

The table below presents amounts that the Adviser recouped, reimbursed and the amounts available for potential recoupment by the Adviser.

			Potential Recoupment Amounts Expiring:			Total Potential
	Expenses Recouped	Expenses Reimbursed	October 31, 2023	October 31, 2024	October 31, 2025	Recoupment Amount
Direxion Daily CSI 300 China A Share Bear 1X Shares	$118	$118	$—	$—	$—	$—
Direxion Daily S&P 500® Bear 1X Shares	2,110	205,822	130,155	69,822	205,822	405,799
Direxion Daily AAPL Bear 1X Shares	—	19,155	—	—	19,155	19,155
Direxion Daily AMZN Bear 1X Shares	—	19,009	—	—	19,009	19,009
Direxion Daily GOOGL Bear 1X Shares	—	19,064	—	—	19,064	19,064
Direxion Daily MSFT Bear 1X Shares	849	19,877	—	—	19,028	19,028
Direxion Daily TSLA Bear 1X Shares	—	20,330	—	—	20,330	20,330
Direxion Daily AAPL Bull 1.5X Shares	—	19,339	—	—	19,339	19,339
Direxion Daily AMZN Bull 1.5X Shares	—	19,268	—	—	19,268	19,268
Direxion Daily GOOGL Bull 1.5X Shares	—	19,205	—	—	19,205	19,205
Direxion Daily MSFT Bull 1.5X Shares	—	19,082	—	—	19,082	19,082

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177

			Potential Recoupment Amounts Expiring:			Total Potential
	Expenses Recouped	Expenses Reimbursed	October 31, 2023	October 31, 2024	October 31, 2025	Recoupment Amount
Direxion Daily TSLA Bull 1.5X Shares	$5,334	$25,219	$—	$—	$19,885	$19,885
Direxion Daily CSI 300 China A Share Bull 2X Shares	—	—	—	—	—	—
Direxion Daily CSI China Internet Index Bull 2X Shares	2,361	1,911	—	—	—	—
Direxion Daily S&P 500® Bull 2X Shares	—	50,190	41,789	35,971	50,190	127,950
Direxion Daily S&P 500® Equal Weight Bull 2X Shares	—	32,302	—	—	32,302	32,302
Direxion Daily MSCI Brazil Bull 2X Shares	37	37	—	—	—	—
Direxion Daily MSCI India Bull 2X Shares	—	—	—	—	—	—
Direxion Daily Cloud Computing Bull 2X Shares	—	33,849	—	17,799	33,849	51,648
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	775	35,013	—	—	34,238	34,238
Direxion Daily Energy Bull 2X Shares	1,215	—	—	—	—	—
Direxion Daily Energy Bear 2X Shares	887	13,901	28,222	11,909	13,901	54,032
Direxion Daily FinTech Bull 2X Shares	—	44,393	—	—	44,393	44,393
Direxion Daily Global Clean Energy Bull 2X Shares	—	40,638	—	19,710	40,638	60,348
Direxion Daily Gold Miners Index Bull 2X Shares	7,397	—	—	—	—	—
Direxion Daily Gold Miners Index Bear 2X Shares	20,840	11,797	—	—	—	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	—	—	—	—	—	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	9,992	9,992	—	—	—	—
Direxion Daily Metal Miners Bull 2X Shares	—	26,603	—	—	26,603	26,603
Direxion Daily Oil Services Bull 2X Shares	—	21,454	—	—	21,454	21,454
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	2,370	14,498	24,009	248	14,498	38,755
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	2,261	—	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	4,842	9,715	33,028	2,524	9,715	45,267
Direxion Daily Select Large Caps & FANGs Bull 2X Shares	32	22,305	—	15,183	22,305	37,488
Direxion Daily Software Bull 2X Shares	—	43,705	—	—	43,705	43,705
Direxion Daily TIPS Bull 2X Shares	—	24,357	—	—	24,357	24,357
Direxion Daily TIPS Bear 2X Shares	430	24,619	—	—	24,189	24,189
Direxion Daily Travel & Vacation Bull 2X Shares	400	12,058	—	13,991	12,058	26,049
Direxion Daily US Infrastructure Bull 2X Shares	—	39,954	—	14,240	39,954	54,194

The net amounts receivable (payable) arising from the Investment Advisory Agreement, Management Services Agreement and waiver of any expenses as of October 31, 2022 is presented on the Statement of Assets and Liabilities as Due from (to) Adviser, net.

The Board has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to charge an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees were charged by any Fund.

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7.  FAIR VALUE MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' investments at October 31, 2022:

	Asset Class				Liability Class
	Level 1			Level 2	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Daily CSI 300 China A Share Bear 1X Shares	$—	$—	$28,326,061	$8,576,095	$—
Direxion Daily S&P 500® Bear 1X Shares	—	—	662,709,628	—	(36,861,301)
Direxion Daily AAPL Bear 1X Shares	—	—	10,600,469	384,927	—
Direxion Daily AMZN Bear 1X Shares	—	—	3,347,464	473,443	—
Direxion Daily GOOGL Bear 1X Shares	—	—	4,001,195	362,792	—
Direxion Daily MSFT Bear 1X Shares	—	—	3,964,811	255,659	—
Direxion Daily TSLA Bear 1X Shares	—	—	10,996,798	1,192,009	—
Direxion Daily AAPL Bull 1.5X Shares	—	1,397,847	5,301,223	139,026	(250,693)
Direxion Daily AMZN Bull 1.5X Shares	—	1,151,631	4,884,454	—	(857,265)
Direxion Daily GOOGL Bull 1.5X Shares	—	756,836	4,390,409	—	(539,236)
Direxion Daily MSFT Bull 1.5X Shares	—	655,535	2,876,886	—	(299,906)
Direxion Daily TSLA Bull 1.5X Shares	—	18,604,353	97,463,875	—	(18,019,534)
Direxion Daily CSI 300 China A Share Bull 2X Shares	2,332,992	—	54,631,595	—	(17,149,982)
Direxion Daily CSI China Internet Index Bull 2X Shares	75,431,482	—	171,537,604	—	(84,623,914)
Direxion Daily S&P 500® Bull 2X Shares	47,860,266	—	3,389,788	2,508,438	—
Direxion Daily S&P 500® Equal Weight Bull 2X Shares	2,498,124	—	2,423,886	—	(5,734)
Direxion Daily MSCI Brazil Bull 2X Shares	38,054,212	—	94,921,541	15,459,639	—

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	Asset Class				Liability Class
	Level 1			Level 2	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Daily MSCI India Bull 2X Shares	$21,712,026	$—	$47,376,675	$1,314,208	$—
Direxion Daily Cloud Computing Bull 2X Shares	—	6,347,121	1,487,885	—	(56,208)
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	—	2,601,619	278,073	—	(37,352)
Direxion Daily Energy Bull 2X Shares	—	428,650,933	135,737,227	125,229,411	—
Direxion Daily Energy Bear 2X Shares	—	—	48,842,907	—	(10,829,791)
Direxion Daily FinTech Bull 2X Shares	—	2,608,322	898,846	—	(145,729)
Direxion Daily Global Clean Energy Bull 2X Shares	2,960,460	—	1,613,580	11,373	(175,709)
Direxion Daily Gold Miners Index Bull 2X Shares	186,918,866	—	240,240,370	81,711	(67,546,493)
Direxion Daily Gold Miners Index Bear 2X Shares	—	—	90,675,497	17,295,461	(1,998,775)
Direxion Daily Junior Gold Miners Index Bull 2X Shares	90,029,457	—	175,247,316	—	(33,248,764)
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	—	110,441,765	10,271,370	(1,508,980)
Direxion Daily Metal Miners Bull 2X Shares	—	8,925,160	2,709,685	740,287	—
Direxion Daily Oil Services Bull 2X Shares	—	10,430,178	5,461,092	2,872,748	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	5,662,469	—	7,628,893	—	(2,246,935)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	—	412,285,302	387,441,088	292,528,624	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	—	—	133,046,113	—	(22,765,521)
Direxion Daily Select Large Caps & FANGs Bull 2X Shares	—	10,172,044	4,617,811	111,515	(56,349)
Direxion Daily Software Bull 2X Shares	—	2,768,508	746,570	—	(153,196)
Direxion Daily TIPS Bull 2X Shares	5,218,749	—	2,185,936	—	(412,511)
Direxion Daily TIPS Bear 2X Shares	—	—	8,874,540	325,754	—
Direxion Daily Travel & Vacation Bull 2X Shares	—	16,683,841	5,549,970	1,220,781	(11,893)
Direxion Daily US Infrastructure Bull 2X Shares	—	1,412,714	1,127,031	263,549	—

For further detail on each asset class, see each Fund's Schedule of Investments.

*  Total return swap contracts are valued at the unrealized appreciation/(depreciation).

The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, and b) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

There were no Level 3 securities held by the Funds during the period ended October 31, 2022.

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8.  VALUATION OF DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund's financial position and results of operations.

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of October 31, 2022, the Funds were invested in swap contracts. At October 31, 2022, the fair values of derivative instruments, by primary risk, were as follows:

Swap Contracts	Asset Derivatives[1]
Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily CSI 300 China A Share Bear 1X Shares	$8,576,095	$—	$8,576,095
Direxion Daily AAPL Bear 1X Shares	384,927	—	384,927
Direxion Daily AMZN Bear 1X Shares	473,443	—	473,443
Direxion Daily GOOGL Bear 1X Shares	362,792	—	362,792
Direxion Daily MSFT Bear 1X Shares	255,659	—	255,659
Direxion Daily TSLA Bear 1X Shares	1,192,009	—	1,192,009
Direxion Daily AAPL Bull 1.5X Shares	139,026	—	139,026
Direxion Daily S&P 500® Bull 2X Shares	2,508,438	—	2,508,438
Direxion Daily MSCI Brazil Bull 2X Shares	15,459,639	—	15,459,639
Direxion Daily MSCI India Bull 2X Shares	1,314,208	—	1,314,208
Direxion Daily Energy Bull 2X Shares	125,229,411	—	125,229,411
Direxion Daily Global Clean Energy Bull 2X Shares	11,373	—	11,373
Direxion Daily Gold Miners Index Bull 2X Shares	81,711	—	81,711
Direxion Daily Gold Miners Index Bear 2X Shares	17,295,461	—	17,295,461
Direxion Daily Junior Gold Miners Index Bear 2X Shares	10,271,370	—	10,271,370
Direxion Daily Metal Miners Bull 2X Shares	740,287	—	740,287
Direxion Daily Oil Services Bull 2X Shares	2,872,748	—	2,872,748
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	292,528,624	—	292,528,624
Direxion Daily Select Large Caps & FANGs Bull 2X Shares	111,515	—	111,515
Direxion Daily TIPS Bear 2X Shares	—	325,754	325,754
Direxion Daily Travel & Vacation Bull 2X Shares	1,220,781	—	1,220,781
Direxion Daily US Infrastructure Bull 2X Shares	263,549	—	263,549
Swap Contracts	Liability Derivatives[2]
Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily S&P 500® Bear 1X Shares	$36,861,301	$—	$36,861,301
Direxion Daily AAPL Bull 1.5X Shares	250,693	—	250,693
Direxion Daily AMZN Bull 1.5X Shares	857,265	—	857,265
Direxion Daily GOOGL Bull 1.5X Shares	539,236	—	539,236
Direxion Daily MSFT Bull 1.5X Shares	299,906	—	299,906
Direxion Daily TSLA Bull 1.5X Shares	18,019,534	—	18,019,534
Direxion Daily CSI 300 China A Share Bull 2X Shares	17,149,982	—	17,149,982
Direxion Daily CSI China Internet Index Bull 2X Shares	84,623,914	—	84,623,914
Direxion Daily S&P 500® Equal Weight Bull 2X Shares	5,734	—	5,734
Direxion Daily Cloud Computing Bull 2X Shares	56,208	—	56,208
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	37,352	—	37,352
Direxion Daily Energy Bear 2X Shares	10,829,791	—	10,829,791
Direxion Daily FinTech Bull 2X Shares	145,729	—	145,729
Direxion Daily Global Clean Energy Bull 2X Shares	175,709	—	175,709
Direxion Daily Gold Miners Index Bull 2X Shares	67,546,493	—	67,546,493
Direxion Daily Gold Miners Index Bear 2X Shares	1,998,775	—	1,998,775
Direxion Daily Junior Gold Miners Index Bull 2X Shares	33,248,764	—	33,248,764
Direxion Daily Junior Gold Miners Index Bear 2X Shares	1,508,980	—	1,508,980
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	2,246,935	—	2,246,935
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	22,765,521	—	22,765,521
Direxion Daily Select Large Caps & FANGs Bull 2X Shares	56,349	—	56,349
Direxion Daily Software Bull 2X Shares	153,196	—	153,196
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Swap Contracts	Liability Derivatives[2]
Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily TIPS Bull 2X Shares	$—	$412,511	$412,511
Direxion Daily Travel & Vacation Bull 2X Shares	11,893	—	11,893

1  Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.

2  Statements of Assets and Liabilities location: Unrealized depreciation on swap contracts.

Transactions in derivative instruments during the period ended October 31, 2022, by primary risk, were as follows:

		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk
Direxion Daily CSI 300 China A Share Bear 1X Shares	Swap Contracts	$26,345,811	$—	$13,783,625	$—
Direxion Daily S&P 500® Bear 1X Shares	Swap Contracts	51,953,665	—	(27,471,031)	—
Direxion Daily AAPL Bear 1X Shares	Swap Contracts	(315,323)	—	384,927	—
Direxion Daily AMZN Bear 1X Shares	Swap Contracts	132,589	—	473,443	—
Direxion Daily GOOGL Bear 1X Shares	Swap Contracts	(49,876)	—	362,792	—
Direxion Daily MSFT Bear 1X Shares	Swap Contracts	(74,486)	—	255,659	—
Direxion Daily TSLA Bear 1X Shares	Swap Contracts	1,099,836	—	1,192,009	—
Direxion Daily AAPL Bull 1.5X Shares	Swap Contracts	(751,463)	—	(111,668)	—
Direxion Daily AMZN Bull 1.5X Shares	Swap Contracts	(89,773)	—	(857,265)	—
Direxion Daily GOOGL Bull 1.5X Shares	Swap Contracts	(74,204)	—	(539,236)	—
Direxion Daily MSFT Bull 1.5X Shares	Swap Contracts	(74,937)	—	(299,906)	—
Direxion Daily TSLA Bull 1.5X Shares	Swap Contracts	(1,654,227)	—	(18,019,534)	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	Swap Contracts	(25,303,339)	—	(24,320,521)	—
Direxion Daily CSI China Internet Index Bull 2X Shares	Swap Contracts	(352,083,934)	—	(50,337,999)	—
Direxion Daily S&P 500® Bull 2X Shares	Swap Contracts	(10,432,554)	—	(820,922)	—
Direxion Daily S&P 500® Equal Weight Bull 2X Shares	Swap Contracts	(828,855)	—	(5,734)	—
Direxion Daily MSCI Brazil Bull 2X Shares	Swap Contracts	13,860,504	—	45,449,723	—
Direxion Daily MSCI India Bull 2X Shares	Swap Contracts	5,181,116	—	(19,719,112)	—
Direxion Daily Cloud Computing Bull 2X Shares	Swap Contracts	(10,846,871)	—	(2,693,426)	—
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	Swap Contracts	(2,254,631)	—	(37,352)	—
Direxion Daily Energy Bull 2X Shares	Swap Contracts	305,766,762	—	(3,082,477)	—
Direxion Daily Energy Bear 2X Shares	Swap Contracts	(36,887,314)	—	(2,135,712)	—
Direxion Daily FinTech Bull 2X Shares	Swap Contracts	(1,619,816)	—	(145,729)	—
Direxion Daily Global Clean Energy Bull 2X Shares	Swap Contracts	(3,025,544)	—	(1,116,838)	—
Direxion Daily Gold Miners Index Bull 2X Shares	Swap Contracts	(200,012,403)	—	30,503,584	—
Direxion Daily Gold Miners Index Bear 2X Shares	Swap Contracts	23,187,657	—	6,708,766	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	Swap Contracts	(218,334,666)	—	28,866,866	—

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		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk
Direxion Daily Junior Gold Miners Index Bear 2X Shares	Swap Contracts	$42,186,314	$—	$10,279,173	$—
Direxion Daily Metal Miners Bull 2X Shares	Swap Contracts	(3,355,097)	—	740,287	—
Direxion Daily Oil Services Bull 2X Shares	Swap Contracts	(1,297,242)	—	2,872,748	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	Swap Contracts	(15,824,052)	—	(11,002,567)	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	Swap Contracts	529,771,216	—	(189,785,156)	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	Swap Contracts	(111,719,648)	—	15,933,549	—
Direxion Daily Select Large Caps & FANGs Bull 2X Shares	Swap Contracts	(9,101,466)	—	(154,734)	—
Direxion Daily Software Bull 2X Shares	Swap Contracts	(2,026,421)	—	(153,196)	—
Direxion Daily TIPS Bull 2X Shares	Swap Contracts	—	(596,929)	—	(412,511)
Direxion Daily TIPS Bear 2X Shares	Swap Contracts	—	1,069,460	—	325,754
Direxion Daily Travel & Vacation Bull 2X Shares	Swap Contracts	(17,213,986)	—	1,225,059	—
Direxion Daily US Infrastructure Bull 2X Shares	Swap Contracts	(237,630)	—	(32,529)	—

1  Statements of Operations location: Net realized gain (loss) on swap contracts.

2  Statements of Operations location: Change in net unrealized appreciation (depreciation) on swap contracts.

For the period ended October 31, 2022, the volume of the derivatives held by the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long Total Return Swap Contracts	Short Total Return Swap Contracts
Direxion Daily CSI 300 China A Share Bear 1X Shares	$—	$124,623,483
Direxion Daily S&P 500® Bear 1X Shares	—	324,789,950
Direxion Daily AAPL Bear 1X Shares	—	6,730,630
Direxion Daily AMZN Bear 1X Shares	—	2,099,851
Direxion Daily GOOGL Bear 1X Shares	—	2,252,353
Direxion Daily MSFT Bear 1X Shares	—	2,126,369
Direxion Daily TSLA Bear 1X Shares	—	6,621,729
Direxion Daily AAPL Bull 1.5X Shares	4,661,219	—
Direxion Daily AMZN Bull 1.5X Shares	4,533,794	—
Direxion Daily GOOGL Bull 1.5X Shares	3,320,810	—
Direxion Daily MSFT Bull 1.5X Shares	2,231,797	—
Direxion Daily TSLA Bull 1.5X Shares	74,474,136	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	137,435,494	—
Direxion Daily CSI China Internet Index Bull 2X Shares	472,796,283	—
Direxion Daily S&P 500® Bull 2X Shares	54,599,393	—
Direxion Daily S&P 500® Equal Weight Bull 2X Shares	4,589,692	—
Direxion Daily MSCI Brazil Bull 2X Shares	242,983,405	—
Direxion Daily MSCI India Bull 2X Shares	113,845,749	—
Direxion Daily Cloud Computing Bull 2X Shares	17,179,004	—
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	1,571,432	—
Direxion Daily Energy Bull 2X Shares	624,017,051	—
Direxion Daily Energy Bear 2X Shares	—	74,750,287
Direxion Daily FinTech Bull 2X Shares	4,322,542	—
Direxion Daily Global Clean Energy Bull 2X Shares	7,048,581	—
Direxion Daily Gold Miners Index Bull 2X Shares	873,215,243	—

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	Quarterly Average Gross Notional Amounts
	Long Total Return Swap Contracts	Short Total Return Swap Contracts
Direxion Daily Gold Miners Index Bear 2X Shares	$—	$161,178,221
Direxion Daily Junior Gold Miners Index Bull 2X Shares	640,204,615	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	168,992,012
Direxion Daily Metal Miners Bull 2X Shares	13,792,355	—
Direxion Daily Oil Services Bull 2X Shares	11,813,502	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	38,137,952	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	1,009,851,253	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	—	171,235,017
Direxion Daily Select Large Caps & FANGs Bull 2X Shares	13,303,551	—
Direxion Daily Software Bull 2X Shares	3,382,421	—
Direxion Daily TIPS Bull 2X Shares	7,541,652	—
Direxion Daily TIPS Bear 2X Shares	—	11,305,248
Direxion Daily Travel & Vacation Bull 2X Shares	32,844,048	—
Direxion Daily US Infrastructure Bull 2X Shares	7,327,537	—

The Funds utilize this volume of derivatives in order to obtain leverage in order to meet the investment objectives of -100%, 150%, 200%, or -200% daily performance of their respective index.

9.  PRINCIPAL RISKS

Below are some of the principal risks of investing in the Funds. Please refer to the Funds' prospectus for a full discussion.

Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Funds' counterparties are generally required to post collateral to the Funds to the extent of the Funds' daily exposure to such counterparties. However, to the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described in this paragraph. In addition, there may be a delay associated with realization by the Funds of the collateral posted by such counterparties in the event of counterparty default or bankruptcy. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Daily Index Correlation/Tracking Risk – A number of factors may affect a Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund's correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds' ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Certain Funds are "leveraged" funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds' use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

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Derivatives Risk – The Fund's investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund's other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions.

In addition, the Fund's investments in derivatives are subject to the following risks:

•  Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index or an ETF that seeks to track an index. Swaps are subject to counterparty, valuation and leveraging risks.

•  Futures Contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. Futures contracts are subject to liquidity risks; there may not be a liquid secondary market for the futures contracts and the Fund may not be able to enter into a closing transaction. Exchanges may also limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability of the Fund to implement its leveraged investment strategy. Futures markets are highly volatile and the use of futures may increase the Fund's volatility. Futures contracts are also subject to leverage risk.

Foreign Securities Risk – Investments in foreign securities directly or indirectly through investments in exchange traded funds which track foreign securities involve greater risks than investing in domestic securities. As a result, the Funds' returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws, accounting and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

Leverage Risk – Leverage offers a means of magnifying market movements into larger changes in an investment's value and provides greater investment exposure than an unleveraged investment. Swap and futures contracts may be used to create leverage. Certain Funds employ leveraged investment techniques to achieve its investment objective.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Adviser. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.

Market Disruption Risk – Geopolitical and other events, including public health crises and natural disasters, have recently led to increased market volatility and significant market losses. Significant market volatility and market downturns may limit a Fund's ability to sell securities and the Fund's sales may exacerbate the market volatility and downturn. Under such circumstances, a Fund may have difficulty achieving its investment objective for one or more trading days, which may adversely impact the Fund's returns on those days and periods inclusive of those days. Alternatively, the Fund may incur higher costs in order to achieve its investment objective and may be forced to purchase and sell securities (including other ETFs' shares) at market prices that do not represent their fair value (including in the case of an ETF, its net asset value) or at times that result in differences between the price the Fund receives for the security and the market closing price of the security. Under those circumstances, the Fund's ability to track its index is likely to be adversely affected, the market price of Fund shares may reflect a greater premium or discount to net asset value, and bid-ask spreads in the Fund's shares may

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widen, resulting in increased transaction costs for secondary market purchasers and sellers. The Fund may also incur additional tracking error due to the use of other securities that are not perfectly correlated to the Fund's index.

The recent pandemic spread of the novel coronavirus known as COVID-19 has proven to be a market disrupting event. The impact of this virus, like other pandemics that may arise in the future, has negatively affected and may continue to negatively affect the economies of many nations, companies and the global securities and commodities markets, including by reducing liquidity in the markets. Adverse effects may be more pronounced for developing or emerging market countries that have less established health care systems. How long such events will last and whether they will continue or recur cannot be predicted.

Sector Concentration Risk – The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

10.  ADDITIONAL INFORMATION

On March 28, 2022 and May 31, 2022, shares of the following Funds were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to decrease the number of shares outstanding and increase the net asset value. The reverse stock split has no impact on the net assets of the Fund or the value of a shareholder's investment in the Fund. A summary of the reverse stock splits are as follows:

Funds	Effective Date	Rate		Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	3/28/22	1	:10	$2.26	$22.60	45,096,196	4,509,620
Direxion Daily CSI China Internet Index Bull 2X Shares	5/31/22	1	:10	5.46	54.60	61,750,001	6,175,000
Direxion Daily Energy Bear 2X Shares	5/31/22	1	:10	3.71	37.10	11,157,061	1,115,706

11.  SUBSEQUENT EVENTS

Management has performed an evaluation of subsequent events through the date of the financial statements were issued and has determined that no items require recognition or disclosure besides those noted below.

On December 7, 2022, certain Funds declared capital gain distributions with an ex-date of December 8, 2022 and payable date of December 14, 2022. The specific Funds and per share amounts of the distributions are listed below.

Funds	Per Share Short Term Capital Gain Distribution
Direxion Daily AAPL Bear 1X Shares	$0.00612
Direxion Daily AMZN Bear 1X Shares	0.69405
Direxion Daily MSFT Bear 1X Shares	0.01476
Direxion Daily TSLA Bear 1X Shares	1.61944
Direxion Daily TSLA Bull 1.5X Shares	0.03561
Direxion Daily TIPS Bull 2X Shares	0.25215
Direxion Daily TIPS Bear 2X Shares	2.25023

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On December 19, 2022, certain Funds declared income distributions with an ex-date of December 20, 2022 and payable date of December 28, 2022. The specific Funds and per share amounts of the distributions are listed below.

Funds	Per Share Income Distribution
Direxion Daily S&P 500® Bear 1X Shares	$0.13274
Direxion Daily AAPL Bear 1X Shares	0.12666
Direxion Daily AMZN Bear 1X Shares	0.14109
Direxion Daily GOOGL Bear 1X Shares	0.04815
Direxion Daily MSFT Bear 1X Shares	0.16223
Direxion Daily TSLA Bear 1X Shares	0.05626
Direxion Daily AAPL Bull 1.5X Shares	0.12086
Direxion Daily AMZN Bull 1.5X Shares	0.05814
Direxion Daily GOOGL Bull 1.5X Shares	0.10031
Direxion Daily MSFT Bull 1.5X Shares	0.11265
Direxion Daily TSLA Bull 1.5X Shares	0.04793
Direxion Daily CSI 300 China A Share Bull 2X Shares	0.07006
Direxion Daily S&P 500® Bull 2X Shares	0.62426
Direxion Daily S&P 500® Equal Weight Bull 2X Shares	0.12840
Direxion Daily MSCI Brazil Bull 2X Shares	2.14988
Direxion Daily MSCI India Bull 2X Shares	0.04172
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	0.03040
Direxion Daily Energy Bull 2X Shares	0.32979
Direxion Daily Energy Bear 2X Shares	0.09231
Direxion Daily FinTech Bull 2X Shares	0.00825
Direxion Daily Gold Miners Index Bull 2X Shares	0.23961
Direxion Daily Metal Miners Bull 2X Shares	0.12175
Direxion Daily TIPS Bull 2X Shares	0.14971
Direxion Daily TIPS Bear 2X Shares	0.20259

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Direxion Shares ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of Direxion Daily CSI 300 China A Share Bear 1X Shares, Direxion Daily S&P 500® Bear 1X Shares, Direxion Daily AAPL Bear 1X Shares, Direxion Daily AMZN Bear 1X Shares, Direxion Daily GOOGL Bear 1X Shares, Direxion Daily MSFT Bear 1X Shares, Direxion Daily TSLA Bear 1X Shares, Direxion Daily AAPL Bull 1.5X Shares, Direxion Daily AMZN Bull 1.5X Shares, Direxion Daily GOOGL Bull 1.5X Shares, Direxion Daily MSFT Bull 1.5X Shares, Direxion Daily TSLA Bull 1.5X Shares, Direxion Daily CSI 300 China A Share Bull 2X Shares, Direxion Daily CSI China Internet Index Bull 2X Shares, Direxion Daily S&P 500® Bull 2X Shares, Direxion Daily S&P 500® Equal Weight Bull 2X Shares, Direxion Daily MSCI Brazil Bull 2X Shares, Direxion Daily MSCI India Bull 2X Shares, Direxion Daily Cloud Computing Bull 2X Shares, Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares, Direxion Daily Energy Bull 2X Shares, Direxion Daily Energy Bear 2X Shares, Direxion Daily FinTech Bull 2X Shares, Direxion Daily Global Clean Energy Bull 2X Shares, Direxion Daily Gold Miners Index Bull 2X Shares, Direxion Daily Gold Miners Index Bear 2X Shares, Direxion Daily Junior Gold Miners Index Bull 2X Shares, Direxion Daily Junior Gold Miners Index Bear 2X Shares, Direxion Daily Metal Miners Bull 2X Shares, Direxion Daily Oil Services Bull 2X Shares, Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares, Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares, Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares, Direxion Daily Select Large Caps & FANGs Bull 2X Shares, Direxion Daily Software Bull 2X Shares, Direxion Daily TIPS Bull 2X Shares, Direxion Daily TIPS Bear 2X Shares, Direxion Daily Travel & Vacation Bull 2X Shares, Direxion Daily US Infrastructure Bull 2X Shares and the Board of Trustees of Direxion Shares ETF Trust.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Direxion Daily CSI 300 China A Share Bear 1X Shares, Direxion Daily S&P 500® Bear 1X Shares, Direxion Daily AAPL Bear 1X Shares, Direxion Daily AMZN Bear 1X Shares, Direxion Daily GOOGL Bear 1X Shares, Direxion Daily MSFT Bear 1X Shares, Direxion Daily TSLA Bear 1X Shares, Direxion Daily AAPL Bull 1.5X Shares, Direxion Daily AMZN Bull 1.5X Shares, Direxion Daily GOOGL Bull 1.5X Shares, Direxion Daily MSFT Bull 1.5X Shares, Direxion Daily TSLA Bull 1.5X Shares, Direxion Daily CSI 300 China A Share Bull 2X Shares, Direxion Daily CSI China Internet Index Bull 2X Shares, Direxion Daily S&P 500® Bull 2X Shares, Direxion Daily S&P 500® Equal Weight Bull 2X Shares, Direxion Daily MSCI Brazil Bull 2X Shares, Direxion Daily MSCI India Bull 2X Shares, Direxion Daily Cloud Computing Bull 2X Shares, Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares, Direxion Daily Energy Bull 2X Shares, Direxion Daily Energy Bear 2X Shares, Direxion Daily FinTech Bull 2X Shares, Direxion Daily Global Clean Energy Bull 2X Shares, Direxion Daily Gold Miners Index Bull 2X Shares, Direxion Daily Gold Miners Index Bear 2X Shares, Direxion Daily Junior Gold Miners Index Bull 2X Shares, Direxion Daily Junior Gold Miners Index Bear 2X Shares, Direxion Daily Metal Miners Bull 2X Shares, Direxion Daily Oil Services Bull 2X Shares, Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares, Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares, Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares, Direxion Daily Select Large Caps & FANGs Bull 2X Shares, Direxion Daily Software Bull 2X Shares, Direxion Daily TIPS Bull 2X Shares, Direxion Daily TIPS Bear 2X Shares, Direxion Daily Travel & Vacation Bull 2X Shares and Direxion Daily US Infrastructure Bull 2X Shares (collectively referred to as the "Funds"), (39 of the funds constituting Direxion Shares ETF Trust (the "Trust")), including the schedules of investments, as of October 31, 2022, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (39 of the funds constituting Direxion Shares ETF Trust) at October 31, 2022, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

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Direxion Shares ETF Trust

Report of Independent Registered Public Accounting Firm

Individual fund constituting the Direxion Shares ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Direxion Daily CSI 300 China A Share Bear 1X Shares
Direxion Daily S&P 500® Bear 1X Shares
Direxion Daily CSI 300 China A Share Bull 2X Shares
Direxion Daily CSI China Internet Index Bull 2X Shares
Direxion Daily S&P 500® Bull 2X Shares
Direxion Daily MSCI Brazil Bull 2X Shares
Direxion Daily MSCI India Bull 2X Shares
Direxion Daily Energy Bull 2X Shares
Direxion Daily Energy Bear 2X Shares
Direxion Daily Gold Miners Index Bull 2X Shares
Direxion Daily Gold Miners Index Bear 2X Shares
Direxion Daily Junior Gold Miners Index Bull 2X Shares
Direxion Daily Junior Gold Miners Index Bear 2X Shares
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	For the year ended October 31, 2022	For each of the two years in the period ended October 31, 2022	For each of the five years in the period ended October 31, 2022
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	For the year ended October 31, 2022	For each of the two years in the period ended October 31, 2022	For each of the four years in the period ended October 31, 2022 and the period from April 19, 2018 (commencement of operations) through October 31, 2018
Direxion Daily Cloud Computing Bull 2X Shares	For the year ended October 31, 2022	For the year ended October 31, 2022 and the period from January 8, 2021 (commencement of operations) through October 31, 2021
Direxion Daily Global Clean Energy Bull 2X Shares	For the year ended October 31, 2022	For the year ended October 31, 2022 and the period from July 29, 2021 (commencement of operations) through October 31, 2021
Direxion Daily Select Large Caps & FANGs Bull 2X Shares	For the year ended October 31, 2022	For the year ended October 31, 2022 and the period from September 30, 2021 (commencement of operations) through October 31, 2021
Direxion Daily Travel & Vacation Bull 2X Shares	For the year ended October 31, 2022	For the year ended October 31, 2022 and the period from June 10, 2021 (commencement of operations) through October 31, 2021
Direxion Daily US Infrastructure Bull 2X Shares	For the year ended October 31, 2022	For the year ended October 31, 2022 and the period from September 23, 2021 (commencement of operations) through October 31, 2021
Direxion Daily AAPL Bear 1X Shares Direxion Daily TSLA Bear 1X Shares Direxion Daily AAPL Bull 1.5X Shares Direxion Daily TSLA Bull 1.5X Shares	For the period from August 9, 2022 (commencement of operations) through October 31, 2022
Direxion Daily AMZN Bear 1X Shares
Direxion Daily GOOGL Bear 1X Shares
Direxion Daily MSFT Bear 1X Shares
Direxion Daily AMZN Bull 1.5X Shares
Direxion Daily GOOGL Bull 1.5X Shares
Direxion Daily MSFT Bull 1.5X Shares	For the period from September 7, 2022 (commencement of operations) through October 31, 2022
Direxion Daily S&P 500® Equal Weight Bull 2X Shares Direxion Daily FinTech Bull 2X Shares Direxion Daily Oil Services Bull 2X Shares	For the period from January 20, 2022 (commencement of operations) through October 31, 2022
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	For the period from August 11, 2022 (commencement of operations) through October 31, 2022
Direxion Daily Metal Miners Bull 2X Shares Direxion Daily Software Bull 2X Shares	For the period from December 16, 2021 (commencement of operations) through October 31, 2022
Direxion Daily TIPS Bull 2X Shares Direxion Daily TIPS Bear 2X Shares	For the period from April 7, 2022 (commencement of operations) through October 31, 2022

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Direxion Shares ETF Trust

Report of Independent Registered Public Accounting Firm

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on each of the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the Direxion investment companies since 2001.

Minneapolis, Minnesota
December 22, 2022

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Direxion Shares ETF Trust

Supplemental Information (Unaudited)

Federal Tax Status of Dividends Declared during the Tax Year

For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentage of ordinary income distribution designated as qualifying for the corporate dividend received deduction ("DRD"), the individual qualified dividend rate ("QDI"), the qualified interest income rate ("QII"), and the qualified short-term gain rate ("QSTG") is presented below.

Funds	DRD	QDI	QII	QSTG
Direxion Daily CSI 300 China A Share Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily S&P 500® Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily AAPL Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily AMZN Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily GOOGL Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily MSFT Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily TSLA Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily AAPL Bull 1.5X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily AMZN Bull 1.5X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily GOOGL Bull 1.5X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily MSFT Bull 1.5X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily TSLA Bull 1.5X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily CSI 300 China A Share Bull 2X Shares	11.77%	11.77%	0.00%	89.29%
Direxion Daily CSI China Internet Index Bull 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily S&P 500® Bull 2X Shares	12.81%	12.81%	0.00%	86.82%
Direxion Daily S&P 500® Equal Weight Bull 2X Shares	100.00%	100.00%	0.00%	0.00%
Direxion Daily MSCI Brazil Bull 2X Shares	100.00%	100.00%	0.00%	0.00%
Direxion Daily MSCI India Bull X Shares	32.52%	32.52%	0.00%	7.43%
Direxion Daily Cloud Computing Bull 2X Shares	0.78%	0.78%	0.00%	100.00%
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Energy Bull 2X Shares	100.00%	100.00%	0.00%	0.00%
Direxion Daily Energy Bear 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily FinTech Bull 2X Shares	100.00%	100.00%	0.00%	0.00%
Direxion Daily Global Clean Energy Bull 2X Shares	100.00%	100.00%	0.00%	0.00%
Direxion Daily Gold Miners Index Bull 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Gold Miners Index Bear 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Junior Gold Miners Index Bull 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Junior Gold Miners Index Bear 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Metal Miners Bull 2X Shares	19.52%	19.52%	0.00%	0.00%
Direxion Daily Oil Services Bull 2X Shares	100.00%	100.00%	0.00%	0.00%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	0.13%	0.13%	0.00%	100.00%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	5.54%	5.54%	0.00%	6.80%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Select Large Caps & FANGs Bull 2X Shares	0.00%	0.00%	0.00%	100.00%
Direxion Daily Software Bull 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily TIPS Bull 2X Shares	71.94%	71.94%	0.00%	0.90%
Direxion Daily TIPS Bear 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Travel & Vacation Bull 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily US Infrastructure Bull 2X Shares	16.12%	16.12%	0.00%	23.24%

The Funds are designating as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended October 31, 2022. To the extent necessary to fully distribute such capital gain, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.

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Direxion Shares ETF Trust

Supplemental Information (Unaudited)

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

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Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement (Unaudited)

Provided below is a summary of certain of the factors the Board of Trustees (the "Board") of the Direxion Shares ETF Trust (the "Trust"), including the trustees who are not "interested persons" as defined in the Investment Company Act of 1940, (the "Independent Trustees"), considered in approving the Investment Advisory Agreement (the "Agreement") between Rafferty Asset Management, LLC (the "Adviser") and the Trust, on behalf of the Direxion Daily AAPL Bear 1X Shares, Direxion Daily AMZN Bear 1X Shares, Direxion Daily GOOGL Bear 1X Shares, Direxion Daily MSFT Bear 1X Shares, Direxion Daily AAPL Bull 1.5X Shares, Direxion Daily AMZN Bull 1.5X Shares, Direxion Daily GOOGL Bull 1.5X Shares, and Direxion Daily MSFT Bull 1.5X Shares at the May 18, 2022 meeting, the Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares at the February 9, 2022 meeting, the Direxion Daily TSLA Bull 1.5X Shares at the May 18, 2021 meeting, and the Direxion Daily TSLA Bear 1X Shares at the November 24, 2020 meeting, each a series of the Trust. On various dates, the Trustees approved Rafferty's recommended changes to the names and index names of certain of the Funds, and as a result, the Funds and/or their underlying indexes were renamed accordingly. Each series of the Trust listed above is referred to herein as a "Fund" and collectively as the "Funds." The Board, including the trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 Act, as amended (the "Independent Trustees"), unanimously approved the Agreement on behalf of the Funds. The Board, including the Independent Trustees, determined that the terms of the Agreement for the Funds were fair and reasonable and in the best interests of shareholders.

The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight or importance to different factors. For each Fund, the Board considered, among others, the following factors to the extent applicable: (1) the nature, extent, and quality of the services to be provided; (2) the projected profitability to the Adviser based upon its services to be provided to the Fund; (3) the extent to which economies of scale might be realized as the Fund grows; (4) whether fee levels reflect these economies of scale, if any, for the benefit of the Fund's shareholders; (5) comparisons of services and fees with contracts entered into by the Adviser with other clients (such as institutional investors), if any; and (6) other benefits anticipated to be derived and identified by the Adviser from its relationship with the Fund.

Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the services to be provided under the Agreement by the Adviser. Based on written materials received, a presentation from senior representatives of the Adviser and a discussion with the Adviser about its personnel, operations and financial condition, the Board considered the quality of the services provided by the Adviser under the Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the Funds, as well as the capacity and integrity of the Adviser's senior management and staff. The Board noted that the Adviser has provided services to the Trust since its inception date and has developed an expertise in managing funds with investment strategies similar to the Funds. The Board considered the Adviser's representations that it has the financial resources and appropriate staffing to manage the Funds and to meet its fee waiver and expense obligations thereto. The Board considered that the Adviser will oversee all aspects of the operation of the Funds, including oversight of the Funds' service providers, and provide compliance services to the Funds. The Board observed that because the Funds had not commenced operations, they did not have any prior performance history. Under the totality of the circumstances, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services to be provided by the Adviser to the Funds under the Agreement were fair and reasonable.

Costs of Services Provided to the Funds and Profits Realized. The Board considered the fairness and reasonableness of the investment advisory fee rates to be paid to the Adviser by the Funds, including in light of the investment advisory services to be provided by the Adviser. The Board considered the fees to be paid to the Adviser on an annual basis, including as limited by the Operating Expense Limitation Agreement. The Board considered the proposed advisory fee rate and net expense ratio for each Fund was similar to those of comparable exchange-traded funds and to those of similar series of the Trust.

The Board further considered the overall profitability of the Adviser's investment business and, because the Funds had not commenced operations and the Adviser had no prior profit data related to the Funds, the Board considered the break-even analysis provided by the Adviser for each Fund. The Board considered the significant drivers of cost for the Adviser including, but not limited to, intellectual capital, portfolio rebalancing, regulatory compliance, and entrepreneurial risk. The Board also considered the costs that investors would likely incur if they independently sought to achieve the investment objectives of the Funds. Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services to be provided and any profits that may be realized under the Agreement was not excessive.

DIREXION ANNUAL REPORT
193

Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement (Unaudited)

Economies of Scale. The Board considered whether economies of scale may be realized by each Fund as it grows larger and the extent to which any such economies of scale are reflected in contractual fee rates. Noting that the Funds had not yet commenced operations and did not yet have any assets, the Board concluded that economies of scale were not a material factor for the Board to consider in approving the Agreement.

Other Benefits. The Board considered the Adviser's representation that its relationship with the Funds may enable it to attract assets to the other funds. The Board also considered that the Adviser's overall business with brokerage firms may allow it to negotiate lower commission rates and get better execution for all of its portfolio trades. Based on these and other considerations, the Board determined that such benefits to the Adviser would likely not be material and, overall, would be reasonable.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from counsel discussing the legal standards applicable to its consideration of the Agreement. Based on its review, including consideration of each of the factors referenced above, and its consideration of information received throughout the year from the Adviser, the Board determined, in the exercise of its business judgment, that the advisory arrangements, as outlined in the Agreement, were fair and reasonable in light of the services performed, or to be performed, expenses incurred, or to be incurred and such other matters as the Board considered relevant.

DIREXION ANNUAL REPORT
194

Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement (Unaudited)

Consistent with the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Trustees (the "Board") of the Direxion Shares ETF Trust (the "ETF Trust") annually considers the renewal of the Investment Advisory Agreement (the "Agreement") between Rafferty Asset Management, LLC (the "Adviser") and the ETF Trust, on behalf of the Direxion Daily CSI 300 China A Share Bear 1X Shares, Direxion Daily S&P 500® Bear 1X Shares, Direxion Daily CSI 300 China A Share Bull 2X Shares, Direxion Daily CSI China Internet Index Bull 2X Shares, Direxion Daily S&P 500® Bull 2X Shares, Direxion Daily MSCI Brazil Bull 2X Shares, Direxion Daily MSCI India Bull 2X Shares, Direxion Daily Cloud Computing Bull 2X Shares, Direxion Daily Energy Bull 2X Shares, Direxion Daily Energy Bear 2X Shares, Direxion Daily Global Clean Energy Bull 2X Shares, Direxion Daily Gold Miners Index Bull 2X Shares, Direxion Daily Gold Miners Index Bear 2X Shares, Direxion Daily Junior Gold Miners Index Bull 2X Shares, Direxion Daily Junior Gold Miners Index Bear 2X Shares, Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares, Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares, Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares, Direxion Daily Select Large Caps & FANGs Bull 2X Shares, Direxion Daily Travel & Vacation Bull 2X Shares, and the Direxion Daily US Infrastructure Bull 2X Shares, each a series of the ETF Trust. The Agreement is initially approved for a two-year period and must be renewed yearly thereafter to remain in effect. Each series of the ETF Trust is referred to herein as a "Fund" and collectively as the "Funds."

At a meeting held on August 18, 2022, the Board, including the trustees who are not "interested persons" of the ETF Trust as defined in the 1940 Act (the "Independent Trustees"), unanimously approved the renewal of the Agreement, on behalf of the Funds. The Independent Trustees had previously considered information pertaining to the renewal of the Agreement outside the presence of the Adviser's representatives and Fund management in executive sessions held on August 4, 2022 and August 18, 2022.

In considering whether to renew the Agreement, the Board requested, and the Adviser provided, information that the Board and Adviser believed to be reasonably necessary to evaluate the Agreement. Among other information, the Board obtained and reviewed the following:

•  Detailed information regarding the advisory services provided by the Adviser to the Funds;

•  The investment objectives of the Funds, which require daily rebalancing and the utilization of complex financial instruments that are not typical of traditional index tracking exchange-traded funds;

•  The level of attention and services required by the Adviser due to the frequent and large trading activity in the Funds;

•  The Adviser's Form ADV;

•  Information regarding the professional qualifications of those employees primarily responsible for providing services to the Funds;

•  Information regarding each component of the contractual advisory fee rates for the prior fiscal year;

•  Information regarding advisory fees earned and waivers made by the Adviser in connection with providing services to the Funds for the prior fiscal year or since inception, if shorter;

•  Information regarding fees paid to the Adviser under, and an evaluation of the services provided per the Management Services Agreement for the prior fiscal year as separate and distinct from the fees paid and the services provided under the Agreement;

•  Performance information;

•  Comparative industry fee data, including peer group comparisons;

•  Information regarding the consolidated financial condition of the Adviser and the profitability of each Fund to the Adviser; and

•  Information regarding how the Adviser monitors the Funds' compliance with regulatory requirements and ETF Trust procedures.

The Board considered that, with respect to most Funds, they had also received information relevant to their annual review of the Agreement since the Fund's inception and, most recently, throughout the past year at regular Board meetings in connection with their oversight of the Funds, including information bearing on the Funds' service provider arrangements and performance results. In addition, the Board received a memorandum from counsel regarding its responsibilities with respect to the approval of the Agreement and participated in a question and answer session with representatives of the Adviser. The Board carefully evaluated the relevant information and the Independent Trustees were advised by legal counsel with respect to their deliberations.

DIREXION ANNUAL REPORT
195

Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement (Unaudited)

The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight or importance to different factors. For each Fund, the Board considered, among other matters, the following factors to the extent applicable: (1) the nature, extent, and quality of the services provided; (2) the investment performance; (3) the profitability of the Fund and the advisory business to the Adviser; (4) the extent to which economies of scale might be realized as the Fund grows and whether fee levels reflect these economies of scale, if any, for the benefit of the Fund's shareholders; (5) comparisons of services and fees with contracts entered into by the Adviser with other clients (such as institutional investors), if any; and (6) other benefits derived or anticipated to be derived by the Adviser from its relationship with the Fund.

Nature, Extent and Quality of Services Provided. The Board reviewed, among other matters, the Adviser's business, assets under management, financial resources and capitalization, quality and quantity of personnel, investment and related experience, the variety and complexity of its investment strategies, brokerage practices, the adequacy of its compliance systems and processes, and its reinvestment in each of these areas of the business. The Board reviewed the scope of services provided, and to be provided by the Adviser, under the Agreement and noted there would be no significant differences between the scope of services provided by the Adviser in the past year and those to be provided in the upcoming year. The Board considered the Adviser's representation to the Board that it would continue to provide investment and related services that are of materially the same quality as the services that have been provided to the Funds in the past, and it considered whether those services remain appropriate in scope and extent in light of the Funds' operations, the competitive landscape of the investment company business and investor needs.

The Board focused on the quality of the Adviser's personnel and operations and the systems and processes required to manage the Funds effectively, noting that such personnel, systems and processes may not be present at other investment advisers. The Board considered, as applicable: (1) the Adviser's success in achieving each Fund's daily leveraged investment objective or daily inverse leveraged investment objective; (2) differences between managing leveraged and non-leveraged portfolios, which include developing index optimization and representative sampling investment strategies as well as specialized skills for trading complex financial instruments; (3) information regarding the Adviser's management of derivatives trading activities on behalf of the Funds, including the selection of swap counterparties and the negotiation of favorable derivatives contract terms; (4) the Adviser's ability to manage the Funds in a tax efficient manner, which is more challenging for leveraged than non-leveraged funds; and (5) the size, professional experience and skills of the Adviser's portfolio management staff and the Adviser's ability to recruit, train, and retain personnel with the relevant experience and expertise necessary to manage the Funds. The Board considered that the Adviser oversees all aspects of the operation of the Funds, including oversight of the Funds' service providers, and provides compliance services to the Funds.

Comparison of Advisory Services and Fees. The Board considered the fairness and reasonableness of the investment advisory fee rate payable to the Adviser by each Fund in light of the investment advisory services provided by the Adviser. In this regard, the Board also considered the ability of investors to achieve independently the investment objective of the Funds and the costs to investors of seeking to do so by utilizing a margin account or other means. In this regard, the Board reviewed information provided by the Adviser comparing the cost of ownership for shareholders to replicate the Funds' leveraged or inverse investment strategies by other means. The Board noted that an independent consultant had reviewed the cost comparison information and determined the methodology used to be comprehensive and to constitute a sound and objective approach to conducting the cost comparison analysis. The Board concluded that it would be time- and resource-intensive for an investor to implement independently any Fund's investment strategy. The Board also concluded that doing so would likely be cost-prohibitive. From this perspective, the Board noted the cost effectiveness for investors of employing the Funds to achieve their stated investment objectives.

The Board further considered the fairness and reasonableness of the investment advisory fee rate payable to the Adviser by each Fund in light of fee rates paid by other investment companies offering strategies similar in nature to the Fund. In this regard, the Board reviewed information prepared by the Adviser, using data provided by Morningstar, Inc., to compare the Funds' actual advisory fee rates, and gross and net total expenses with those of other funds with common key characteristics, such as asset size, investment objective or industry focus ("Peer Group"). The Board noted the difficulty in compiling a broad and diverse Peer Group because, by design, each Fund is unique and, therefore, few (if any) fund complexes have funds with substantially similar investment objectives and operations. They noted that an independent consultant had reviewed the Adviser's peer selection methodology and each Fund's resulting peers and determined that the methodology was reasonable and well within industry standards.

DIREXION ANNUAL REPORT
196

Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement (Unaudited)

The Board noted that the comparison reports included the contractual advisory fee and net and gross total expense ratios for each Fund and each Peer Group fund. The Board considered that the Adviser had agreed to limit the total expenses of the Funds (subject to certain exclusions) for the next year by contractually agreeing to pay certain expenses of the Funds under a separate Operating Expense Limitation Agreement. Additionally, the Board considered that the Adviser had agreed to limit its Investment Advisory Fees at various net asset levels for certain Funds under the Advisory Fee Waiver Agreement.

Performance of the Funds. The Board focused on the correlation of each Fund's return to the model performance return for the periods ending June 30, 2022 and June 30, 2021 or since inception if a Fund did not have two full years of operations. In this regard, the Board considered each Fund's daily returns versus model returns ("Tracking Difference"), the standard deviation of the Tracking Differences ("Tracking Error"), and a tracking analysis provided by the Adviser. The Board also reviewed the total return of each Fund for the one-year or, if shorter, since inception period ended June 30, 2022. The Board considered reports provided to it in anticipation of the meeting, as well as performance reports provided at regular Board meetings throughout the year. The Board noted that the correlation of returns for each Fund to its model performance was generally within expected ranges during the reviewed periods. The Board considered that, given the investment objectives of the Funds, the correlation of each such Fund's performance with the model performance and/or Tracking Error were more meaningful indicia of the quality of the Adviser's management than a Fund's total return.

Costs of Services Provided to the Funds and Profits Realized by the Adviser. The Board reviewed information regarding the profitability of the Adviser based on the fee rates payable under the Agreement. The Board considered the profitability of each Fund and the overall profitability of the Adviser, as reflected in the Adviser's profitability analysis, as well as information provided by the Adviser concerning the methodology used to allocate various expenses. The Board also considered significant drivers of cost for the Adviser including, but not limited to, intellectual capital, the dedication of personnel resources to daily portfolio management activities, such as creation and redemption activity and the daily rebalancing of the portfolio to maintain each Fund's daily investment objective, regulatory compliance, and entrepreneurial risk. The Board further considered a report on other investment advisers' profitability, which was compiled using publicly available information. The Board recognized that it is difficult to compare profitability among investment advisory firms because certain information is not publicly available. Further, to the extent such information is available with respect to certain advisers, the Board acknowledged that it is often affected by numerous factors, including the nature of a firm's fund shareholder base, the structure of the adviser and its tax status, the types of funds it manages, its business mix, assumptions regarding allocations and the reporting of operating profits and net income net (rather than gross) of distribution and marketing expenses.

Economies of Scale. The Board considered the current breakpoints included in the Advisory Fee Waiver Agreement, which provide for reduced advisory fee rates for certain Funds when the assets of such a Fund reaches certain levels. The Board also considered the Adviser's explanation as to why these breakpoints appropriately reflect the Funds' economies of scale. In considering the asset levels of the Funds that have no breakpoints in the Advisory Fee Waiver Agreement with the Adviser, the Board considered the size of these Funds. Overall, the Board also acknowledged that the assets in the Funds often increase and decrease significantly, making stable economies of scale elusive.

Other Benefits. The Board considered indirect and "fall-out" benefits that the Adviser or its affiliates may derive from their relationship to the Funds. Such benefits include the Adviser's ability to leverage its investment management personnel or infrastructure to manage other accounts. In this regard, the Board noted that the Funds pay a fee to the Adviser under the Management Services Agreement.

Conclusion. Based on, but not limited to, the above considerations, the Board, including the Independent Trustees, determined that the Agreement for the Funds was fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Adviser's expenses and such other matters as the Board considered relevant in the exercise of its business judgment. Accordingly, the Board concluded that the continuation of the Agreement was in the best interests of the shareholders of the Funds. On this basis, the Board unanimously voted in favor of the renewal of the Agreement.

DIREXION ANNUAL REPORT
197

Direxion Shares ETF Trust

Board Review of Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Direxion Shares ETF Trust (the "Trust"), on behalf of each series of the Trust (the "Funds"), established a liquidity risk management program (the "Liquidity Program") to assess and manage each Fund's liquidity risk, which is the risk that a Fund is unable to meet investor redemption requests without significantly diluting the remaining investors' interests in the Fund.

At its November 18, 2022 meeting, the Board of Trustees (the "Board") of the Trust reviewed the Liquidity Program. The Board has appointed Rafferty Asset Management, LLC, the investment advisor to the Funds, as the Liquidity Program administrator. At the meeting, Rafferty Asset Management, LLC provided the Board with a written report that addressed the operation of the Funds' Liquidity Program and assessed the adequacy and effectiveness of the implementation of the Liquidity Program (the "Report"). The Report covered the period from November 1, 2021 through October 31, 2022 (the "Report Period"). The Report noted the following:

•  The Liquidity Program supported each Fund's ability to meet redemption requests timely;

•  The Liquidity Program supported Rafferty Asset Management, LLC's management of each Fund's liquidity, including during periods of market volatility and net redemptions;

•  No material liquidity issues were identified during the report period;

•  There was one material change to the Liquidity Program during the Report Period to adjust each Fund's liquidity parameters to reflect more accurately each Fund's redemption activity; and

•  The Liquidity Program operated adequately during the report period.

The Report also described the Liquidity Program's liquidity classification methodology for categorizing a Fund's investment (including derivative transactions) into one of four liquidity buckets as required by the Liquidity Rule. The Report stated that the Liquidity Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

There can be no assurance that the Liquidity Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks.

DIREXION ANNUAL REPORT
198

Direxion Shares ETF Trust

Trustees and Officers (Unaudited)

The business affairs of the Funds are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The report includes additional information about the Funds' Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustee

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 54	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2008	Chief Executive Officer, Rafferty Asset Management, LLC, from 2021 – September 2022; Managing Director, Rafferty Asset Management, LLC, January 1999 – January 2019.	144	None.
Angela Brickl(2) Age: 46	Trustee	Lifetime of Trust until removal or resignation; Since 2022	President, Rafferty Asset Management, LLC, from September 2022; Chief Operating Officer, Rafferty Asset Management, LLC, May 2021 – September 2022; General Counsel, Rafferty Asset Management LLC, since October 2010; Chief Compliance Officer, Rafferty Asset Management, LLC, since September 2012.	144	None.

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
David L. Driscoll Age: 53	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Partner, King Associates, LLP, since 2004; Board Advisor, University Common Real Estate, since 2012; Principal, Grey Oaks LLP since 2003; Member, Kendrick LLC, since 2006.	144	None.

(1)  Mr. O'Neill is affiliated with Rafferty and Direxion. Mr. O'Neill owns a beneficial interest in Rafferty.

(2)  Ms. Brickl is affiliated with Rafferty because she serves as an officer of Rafferty.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 87 of the 134 funds registered with the SEC and the Direxion Funds which, as of the date of this report, offers for sale to the public 10 funds registered with the SEC.

DIREXION ANNUAL REPORT
199

Direxion Shares ETF Trust

Trustees and Officers (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Jacob C. Gaffey Age: 74	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Loomis & Co. since 2012; Partner, Bay Capital Advisors, LLC 2008 – 2012.	144	None.
Henry W. Mulholland Age: 59	Trustee	Lifetime of Trust until removal or resignation; Since 2017	Grove Hill Partners LLC, since 2016 as Managing Partner; Bank of America Merrill Lynch, 1990 – 2015, most recently as Managing Director and Head of Equities for Americas.	144	None.
Kathleen M. Berkery Age: 55	Trustee	Lifetime of Trust until removal or resignation; Since 2019	Chief Financial Officer, Student Sponsor Partners, since November 2021; Senior Manager- Trusts & Estates, Rynkar, Vail & Barrett, LLC, since 2018; Financial Advisor, Lee, Nolan & Koroghlian Life Planning Group, 2010 – 2017.	144	None.
Carlyle Peake Age: 51	Trustee	Lifetime of Trust until removal or resignation; Since 2022	Head of US & LATAM Debt Syndicate, BBVA Securities, Inc., since 2011.	144	None.
Mary Jo Collins Age: 66	Trustee	Lifetime of Trust until removal or resignation; Since 2022	Managing Director, Imperial Capital LLC, since 2020; Director, Royal Bank of Canada, 2014 – 2020.	144	None.

(2)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 87 of the 134 funds registered with the SEC and the Direxion Funds which, as of the date of this report, offers for sale to the public 10 funds registered with the SEC.

DIREXION ANNUAL REPORT
200

Direxion Shares ETF Trust

Trustees and Officers (Unaudited)

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual's business address is 1301 Avenue of the Americas, 28th Floor, New York, New York 10019. As of the date of this report, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Principal Officers of the Trust

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Angela Brickl Age: 46	President Chief Compliance Officer	One Year; Since 2022 One Year; Since 2018
			President, Rafferty Asset Management, LLC, from September 2022; Chief Operating Officer, Rafferty Asset Management, LLC, May 2021 – September 2022; General Counsel, Rafferty Asset Management LLC, since October 2010; Chief Compliance Officer, Rafferty Asset Management, LLC, since September 2012.	N/A	N/A
Patrick J. Rudnick Age: 49	Principal Executive Officer	One Year; Since 2018	Senior Vice President, since March 2013, Rafferty Asset Management, LLC; Senior Vice President, since November 2017, Direxion Advisors, LLC.	N/A	N/A
Corey Noltner Age: 33	Principal Financial Officer	One Year; Since 2021	Senior Business Analyst, Rafferty Asset Management, LLC, since October 2015.	N/A	N/A
Alyssa Sherman Age: 33	Secretary	One Year; Since 2022	Associate General Counsel, Rafferty Asset Management, LLC, since April 2021; Associate, K&L Gates LLP, September 2015 – March 2021.	N/A	N/A

(1)  Ms. Brickl serves on the Board of Trustees of the Direxion Funds and Direxion Shares ETF Trust.

(2)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this SAI, offers for sale to the public 87 of the 134 funds registered with the SEC and the Direxion Funds which, as of the date of this SAI, offers for sale to the public 10 funds registered with the SEC.

DIREXION ANNUAL REPORT
201

ANNUAL REPORT OCTOBER 31, 2022

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  (800) 851-0511  www.direxioninvestments.com

Investment Adviser

Rafferty Asset Management, LLC
1301 Avenue of the Americas (6th Ave.), 28th Floor
New York, NY 10019

Administrator

U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Transfer Agent, Custodian & Index Receipt Agent

The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP
700 Nicollet Mall, Suite 500
Minneapolis, MN 55402

Distributor

Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

The Trust's Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC's website at www.sec.gov.

Each Fund's premium/discount information is available free of charge on the Funds' website, www.direxioninvestments.com or by calling (800) 851-0511.

The Trust files complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Funds' Part F of Form N-PORT (and Form N-Q prior to April 30, 2019) is available on the SEC's website at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•  Account applications or other forms on which you provide information,

•  Mail, e-mail, the telephone and our website, and

•  Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•  As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•  We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders' nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the Annual Report.

DIREXION ANNUAL REPORT

DIREXION SHARES ETF TRUST

ANNUAL REPORT OCTOBER 31, 2022

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  www.direxioninvestments.com

3X BULL FUNDS	3X BEAR FUNDS
Direxion Daily Mid Cap Bull 3X Shares
Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares
Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares
Direxion Daily FTSE China Bull 3X Shares	Direxion Daily FTSE China Bear 3X Shares
Direxion Daily FTSE Europe Bull 3X Shares
Direxion Daily MSCI Emerging Markets Bull 3X Shares	Direxion Daily MSCI Emerging Markets Bear 3X Shares
Direxion Daily MSCI Mexico Bull 3X Shares
Direxion Daily MSCI South Korea Bull 3X Shares
Direxion Daily Aerospace & Defense Bull 3X Shares
Direxion Daily Consumer Discretionary Bull 3X Shares
Direxion Daily Dow Jones Internet Bull 3X Shares	Direxion Daily Dow Jones Internet Bear 3X Shares
Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Direxion Daily Healthcare Bull 3X Shares
Direxion Daily Homebuilders & Supplies Bull 3X Shares
Direxion Daily Industrials Bull 3X Shares
Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares
(formerly Direxion Daily MSCI Real Estate Bull 3X Shares)	(formerly Direxion Daily MSCI Real Estate Bear 3X Shares)
Direxion Daily Regional Banks Bull 3X Shares
Direxion Daily Retail Bull 3X Shares
Direxion Daily S&P 500® High Beta Bull 3X Shares	Direxion Daily S&P 500® High Beta Bear 3X Shares
Direxion Daily S&P Biotech Bull 3X Shares	Direxion Daily S&P Biotech Bear 3X Shares
Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares
Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares
Direxion Daily Transportation Bull 3X Shares
Direxion Daily Utilities Bull 3X Shares
Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares

You can find a Fund's prospectus, reports to shareholders, and other information about the Fund online at http://www.direxioninvestments.com/regulatory-documents. You can also get this information at no cost by calling (800) 851-0511 or by sending an email request to info@direxionfunds.com.

Letter to Shareholders (Unaudited)	4
Performance Summary (Unaudited)	15
Expense Example (Unaudited)	55
Allocation of Portfolio Holdings (Unaudited)	58
Schedules of Investments	59
Statements of Assets and Liabilities	124
Statements of Operations	134
Statements of Changes in Net Assets	144
Financial Highlights	164
Notes to the Financial Statements	170
Report of Independent Registered Public Accounting Firm	207
Supplemental Information (Unaudited)	210
Board Review of Investment Advisory Agreement (Unaudited)	212
Board Review of Liquidity Risk Management Program (Unaudited)	215
Trustees and Officers (Unaudited)	216

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Letter to Shareholders (Unaudited)

Dear Shareholders,

This Annual Report for the Direxion Shares exchange-traded funds (the "ETFs") covers the period from November 1, 2021 to October 31, 2022 (the "Annual Period").

Market Review:

Signs of broad-based inflation began in the fall of 2021, leading to a shaky global equity market environment. At the time, most experts predicted inflation levels were transitory, quelling investor concerns temporarily. Equity markets began to pick up through December, ending the year on a high. However, it soon became clear the widespread inflation was not going anywhere and the Federal Reserve announced an acceleration of monetary policy that was implemented through a series of interest rate hikes to combat inflation. Simultaneously, the highly contagious Covid-19 Omicron variant spread across the world and, despite high vaccination rates, breakthrough infections were at an all-time high. However, by the end of the Annual Period, Covid was far less of a concern for investors. Just as markets were looking up again, with the S&P 500 posting its first monthly gain in March 2022, Russia invaded Ukraine, and the effects of the invasion rippled across equity markets, as energy prices surged and fears of wider-spread conflict grew. In response, the United States and other western nations imposed extreme economic sanctions on Russia. Markets were very volatile on the heels of the Russian invasion, and the first two quarters of 2022 saw a shrinking U.S. GDP. June earnings reports were surprisingly strong, despite a mid-month S&P low. Despite these numbers, July was a strong month, but this positive sentiment did not last long. A hawkish speech from Federal Reserve Chair, Jerome Powell, in August negatively impacted markets around the world. September was another rough month for equities, with both the S&P 500 and NASDAQ dropping roughly 10%. Global markets fared no better, as the UK entered a recession, and China faced mass protests and unrest. October saw a modest increase in stocks as the Federal Reserve indicated it will pull back on its aggressive tightening in the near future after positive third quarter readings, but overall sentiment was still generally low. Investors are pivoting towards more risk-off investments in an attempt to navigate historic inflation levels, geopolitical conflict and high interest rates, although traditional safe haven investments, such as commodities, are less appealing than they have been in the past.

The U.S. bond market was in consistent decline for the majority of the Annual Period, oftentimes diverging from trends in the equities markets. In the fall, treasuries and international bonds were experiencing the worst performance of the Annual Period, as concerns over rising interest rates and inflation began. As inflation worsened and proved to be less transitory than initially predicted, central banks around the world pivoted towards more hawkish policies. In December, the Federal Reserve announced there would be three or four rate hikes throughout 2022, as well as a tapering of U.S. treasury asset purchases. In late February, the Russian invasion of Ukraine rippled through the global financial system, including fixed income markets. The U.S. Treasury yield curve started to flatten as the 10-20 year bond spread grew and became inverted. While bonds have typically been considered a way to hedge a portfolio against equities, this strategy has not typically held true in the current market environment. After the positive indication that the Federal Reserve is starting to get a handle on inflation, the global bond market saw a slight rebound, but the yield curve remained inverted at the end of the Annual Period, which remains a concern for many investors.

Direxion Shares Operational Review:

The discussion below relates to the performance of the ETFs for the Annual Period. The ETFs are leveraged and seek daily investment results, before fees and expenses, of 300% or -300% of the performance of a particular benchmark. All ETF returns are NAV (net asset value) returns.

The ETFs, as stated above, seek daily investment results. They do not seek to track a multiple of their respective benchmarks for periods longer than one day and the performance of the ETFs over longer periods may not correlate to their benchmarks' performance. The ETFs should not be held by investors for long periods and should be used as short-term trading vehicles. These products are not suitable for all investors, and should be utilized only by sophisticated investors who understand the

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risks associated with the use of leverage, the consequences of seeking daily leveraged investment results and intend to actively monitor and manage their investments.

The ETFs with the word "Bull" in their name (the "Bull ETFs"), attempt to provide investment results that correlate to 300%, before fees and expenses, of the daily performance of a benchmark index, meaning the Bull Funds attempt to move in the same direction as their respective target benchmark index.

The Funds with the word "Bear" in their name (the "Bear ETFs"), attempt to provide investment results that correlate to -300%, before fees and expenses, of the daily performance of a benchmark index, meaning that the Bear Funds attempt to move in the opposite, or inverse, direction of their respective target benchmark index.

In seeking to achieve each ETF's daily investment results, Rafferty Asset Management, LLC ("Rafferty" or the "Adviser"), relies upon a pre-determined investment model to generate orders resulting in repositioning each ETF's investments in accordance with its daily investment objective. Using this approach, Rafferty determines the type, quantity and mix of investment positions that it believes in combination should produce daily returns consistent with an ETF's objective. As a consequence, if an ETF is performing as designed, the return of the benchmark index will dictate the return for that ETF. Each ETF pursues its investment objective regardless of market conditions and does not take defensive positions.

Each ETF has a clearly articulated goal which requires the ETF to seek economic exposure significantly in excess of its net assets. To meet its objectives, each ETF invests in some combination of financial instruments, including derivatives. Each ETF invests significantly in derivatives, including swap agreements. Rafferty uses these types of investments to produce economically "leveraged" investment results. Leveraging allows Rafferty to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of an ETF.

The ETFs may use certain investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate dramatically over time. Additionally, use of such instruments may increase the volatility of the ETFs. The use of derivatives may expose the ETFs to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives, such as counterparty risk. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Because each ETF seeks daily investment results of its relevant benchmark, a comparison of the return of the ETF to the relevant benchmark tells you little about whether an ETF has met its investment objective. To determine if an ETF has met its daily investment goals, Rafferty maintains models which indicate the expected performance of each ETF as compared to the underlying relevant index. The models do not take into account the ETF's expense ratio or any transaction or trading fees associated with creating or maintaining an ETF's portfolio.

Factors Affecting Direxion Shares Performance:

Benchmark Performance – The daily performance of each ETF's benchmark index, and the factors and market conditions implicitly affecting that index, are the primary factors driving ETF performance. Given the daily goals, the series of daily index returns are most important. The market conditions that affected the benchmark indexes during the past year are described below.

Leverage – Each ETF seeks daily investment results (before fees and expenses) of either 300% (for the Bull ETFs) or -300% (for the Bear ETFs) of the daily performance of its respective underlying index. The use of leverage magnifies an ETF's gains or losses and increases the investment's risk and volatility. The Bear ETFs seek to achieve inverse magnified correlation to their respective underlying indexes.

Volatility and Compounding – The goal of leveraged ETFs is to provide a multiple of the daily return of an underlying index. Over periods longer than a single day, an ETF should not be expected to provide its respective multiple of the return of the underlying index. Due to the effects of compounding, a universal mathematical concept that applies to all investments,

DIREXION ANNUAL REPORT

returns of the ETFs over longer periods are greater or less than the ETF's daily stated goal. Periods of high volatility that lack a clear trend hurt an ETF's performance while trending, low volatility markets enhance an ETF's performance.

Cost of Financing – In order to attain leveraged exposure, a Bull ETF incurs a cost of SOFR plus or minus a spread and a Bear ETF receives SOFR plus or minus a spread as applied to the borrowed portion of the ETF's exposure. The spread varies by both Fund and counterparty and is a function of market demand, hedging costs, access to balance sheet, borrow volatility, current counterparty exposure and administrative costs associated with the swap counterparty. Generally for most of the Bull ETFs, the financing costs will have a negative effect on tracking, but for Bear ETFs, the financing cost will have a positive effect on tracking. An increase in interest rates which effects the cost of financing will further impact an ETF's performance and ability to track its index.

Optimized Baskets – Each Bull ETF holds a basket of equities designed to provide returns that track its underlying index. In order to decrease transaction costs, certain Bull ETFs hold only a representative sample, or optimized basket, that tracks closely over time, but deviates from its underlying index in the short-term.

Equity Dividends and Bond Interest – Equity Bull ETFs are positively impacted by equity and index dividends as the ETFs receive those payments. Equity Bear ETFs are negatively impacted as they are obligated to pay the dividends. Treasury Bull ETFs receive interest, accrued on a daily basis, to account for the Treasury's semi-annual coupon payments while the Treasury Bear ETFs pay interest, accrued on a daily basis.

Fees, Expenses, and Transaction Costs – Fees and expenses are listed in each ETF's prospectus and may be higher than many traditional index ETFs' fees, which cause a greater negative impact on ETF performance. Transactions costs are not included in the expense ratio of the ETFs. Transaction costs can be higher due to the ETF's use of leverage, frequent creation and redemption activity, or trading securities that are comparatively less liquid.

Direxion Shares Performance Review:

The Direxion Daily Mid Cap Bull 3X Shares seeks to provide 300% of the daily return of the S&P MidCap 400® Index. The S&P MidCap 400® Index is a float-adjusted market capitalization weighted index that attempts to measure the performance of 400 mid-sized companies in the United States. For the Annual Period, the S&P MidCap 400® Index returned -11.54%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Mid Cap Bull 3X Shares returned -45.19%, while the model indicated an expected return of -42.72%.

The Direxion Daily S&P 500® Bull 3X Shares and the Direxion Daily S&P 500® 3X Bear Shares seek to provide 300% and -300%, respectively, of the daily return of the S&P 500® Index. Standard & Poor's® selects the stocks comprising the S&P 500® Index on the basis of market capitalization, financial viability of the company and the public float, liquidity and price of a company's shares outstanding. The Index is a float-adjusted, market capitalization-weighted index. For the Annual Period, the S&P 500® Index returned -14.61%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily S&P 500® Bull 3X Shares returned -49.27%, while the model indicated an expected return of -47.01%. The Direxion Daily S&P 500® Bear 3X Shares returned 20.66%, while the model indicated an expected return of 17.09%.

The Direxion Daily Small Cap Bull 3X Shares and the Direxion Daily Small Cap Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the Russell 2000® Index. The Russell 2000® Index measures the performance of approximately 2,000 small-capitalization companies in the Russell 3000® Index, based on a combination of their market capitalization and current index membership. For the Annual Period, the Russell 2000® Index returned -18.54%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Small Cap Bull 3X Shares returned -58.86%, while the model indicated an expected return of -57.12%. The Direxion Daily Small Cap Bear 3X Shares returned 20.23%, while the model indicated an expected return of 17.23%.

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The Direxion Daily FTSE China Bull 3X Shares and the Direxion Daily FTSE China Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the FTSE China 50 Index. The FTSE China 50 Index consists of the 50 largest and most liquid public Chinese companies currently trading on the Hong Kong Stock Exchange. Securities in the index are weighted based on the total market value of their shares, so that securities with higher total market values will generally have a higher representation in the index. Index constituents are screened for liquidity and weightings and are capped to prevent the index from being overly concentrated in any one stock. For the Annual Period, the FTSE China 50 Index returned -47.45%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily FTSE China Bull 3X Shares returned -91.06%, while the model indicated an expected return of -90.69%. The Direxion Daily FTSE China Bear 3X Shares returned 126.33%, while the model indicated an expected return of 118.42%. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying index volatility.

The Direxion Daily FTSE Europe Bull 3X Shares seeks to provide 300% of the daily return of the FTSE Developed Europe All Cap Index. The FTSE Developed Europe All Cap Index is a market capitalization weighted index that is designed to measure the equity market performance of large-, mid- and small-cap companies in developed markets in Europe. For the Annual Period, the FTSE Developed Europe All Cap Index returned -24.55%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily FTSE Europe Bull 3X Shares returned -66.00%, while the model indicated an expected return of -64.32%.

The Direxion Daily MSCI Emerging Markets Bull 3X Shares and the Direxion Daily MSCI Emerging Markets Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the MSCI Emerging Markets IndexSM. The MSCI Emerging Market IndexSM is a free float-adjusted market capitalization index that is designed to represent the performance of large-and mid-capitalizations securities across 24 emerging markets countries. For the Annual Period, the MSCI Emerging Market IndexSM returned -31.03%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Emerging Markets MSCI Bull 3X Shares returned -73.37%, while the model indicated an expected return of -72.02%. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying index volatility. The Direxion Daily MSCI Emerging Markets Bear 3X Shares returned 132.00%, while the model indicated an expected return of 126.87%.

The Direxion Daily MSCI Mexico Bull 3X Shares seeks to provide 300% of the daily return of the MSCI Mexico IMI 25/50 Index. The MSCI Mexico IMI 25/50 Index is designed to measure the performance of the large-, mid- and small-capitalization segments of the Mexican equity market, covering approximately 99% of the free float-adjusted market capitalization in Mexico. The index consists of stocks traded primarily on the Mexican Stock Market. For the Annual Period, the MSCI Mexico IMI 25/50 Index returned 7.73%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily MSCI Mexico Bull 3X Shares returned 6.35%, while the model indicated an expected return of 7.72%.

The Direxion Daily MSCI South Korea Bull 3X Shares seeks to provide 300% of the MSCI Korea 25/50 Index. The MSCI Korea 25/50 Index is designed to measure the performance of the large- and mid-cap segments of the South Korean equity market, covering approximately 85% of the free float-adjusted market capitalization of South Korean issuers. For the Annual Period, the MSCI Korea 25/50 Index returned -33.60%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily MSCI South Korea Bull 3X Shares returned -76.86%, while the model indicated an expected return of -75.75%.

The Direxion Daily Aerospace & Defense Bull 3X Shares seeks to provide 300% of the daily return of the Dow Jones U.S. Select Aerospace & Defense Index. The Dow Jones U.S. Select Aerospace & Defense Index is provided by Dow Jones U.S. Index. The index attempts to measure the performance of the aerospace and defense industry of the U.S. equity market. The index provider selects the stocks comprising the index from the aerospace and defense sector on the basis of the float-adjusted, market

DIREXION ANNUAL REPORT

capitalization-weight of each constituent. Aerospace companies include manufacturers, assemblers and distributors of aircraft and aircraft parts. Defense companies include producers of components and equipment for the defense industry, such as military aircraft, radar equipment and weapons. For the Annual Period, the Dow Jones U.S. Select Aerospace & Defense Index returned 4.07%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Aerospace & Defense Bull 3X Shares returned -10.07% for the same period, while the model indicated an expected return of -5.84%.

The Direxion Daily Consumer Discretionary Bull 3X Shares seeks to provide 300% of the daily return of the Consumer Discretionary Select Sector Index. The Consumer Discretionary Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the consumer discretionary sector which includes the following industries: retail (specialty, multiline, internet & direct marketing); hotels, restaurants & leisure; textiles, apparel & luxury goods; household durables; automobiles; automobile components; distributors; leisure equipment & products; and diversified consumer services. For the Annual Period, the Consumer Discretionary Select Sector Index returned -27.80%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Consumer Discretionary Bull 3X Shares returned -74.51% for the same period, while the model indicated an expected return of -73.25%.

The Direxion Daily Dow Jones Internet Bull 3X Shares and the Direxion Daily Dow Jones Internet Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the Dow Jones Internet Composite Index. The Dow Jones Internet Composite Index includes companies that generate at least 50% of their annual sales/revenue from the internet as determined by the Index Provider. Additionally, each stock must have a minimum of three months' trading history and a three month average market capitalization of at least $100 million. The Index consists of 40 stocks that are included in two different sectors, internet commerce and internet services. For the Annual Period, the Dow Jones Internet Composite Index returned -47.01%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Dow Jones Internet Bull 3X Shares returned -91.32%, while the model indicated an expected return of -90.90%. The Direxion Daily Dow Jones Internet Bear 3X Shares returned 165.69%, while the model indicated an expected return of 159.08%. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying index volatility.

The Direxion Daily Financial Bull 3X Shares and the Direxion Daily Financial Bear 3X Shares (the "Financial ETFs") seek to provide 300% and -300%, respectively, of the daily return of the Financial Select Sector Index. The Financial Select Sector Index is provided by S&P Dow Jones Indices and includes securities of companies from the following industries: Banks; Thrifts & Mortgage Finance; Diversified Financial Services; Consumer Finance; Capital Markets; Insurance; and Mortgage Real Estate Investment Trusts (REITs). From August 1, 2022 through October 31, 2022, the Financial Select Sector Index returned 1.21%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. During this period, the Direxion Daily Financial Bull 3X Shares returned -3.48%, while the model indicated an expected return of -1.44%. The Direxion Daily Financial Bear 3X Shares returned -10.89%, while the model indicated an expected return of -13.05%.

From February 28, 2022 through July 31, 2022, the Financial ETFs sought to provide 300% and -300%, respectively, of the daily return of the Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index. The Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index is a subset of the Russell 1000® Index and measures the performance of US large capitalization companies that are assigned to the Financials Industry by the ICB sector classification framework. The Index is reviewed quarterly and at each review, all companies that have a weight greater than 4.5% in aggregate are no more than 22.5% of the index, and no individual company in the index has a weight greater than 15% of the index. From February 28, 2022 through July 31, 2022, the Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index returned -11.93%. Given the daily investment objectives of the Financial ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. During this period, the Direxion Daily Financial Bull 3X Shares returned -38.76%, while the model indicated an expected return of -37.66% and the Direxion Daily Financial Bear 3X Shares returned 23.88%, while the model indicated an expected return of 22.19%.

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From November 1, 2021 through February 27, 2022, the Financial ETFs sought to provide 300% and -300%, respectively, of the daily return of the Russell 1000® Index – Financials. The Russell 1000® Index – Financials is a subset of the Russell 1000® Index that measures the performance of the securities classified in the financial services sector of the large-capitalization U.S. equity market. This includes companies that are classified as banking, mortgage finance, consumer finance, specialized finance, investment banking and brokerage, asset management and custody, corporate lending, insurance, financial investments, and real estate, including real estate investment trusts (REITS). From November 1, 2021 through February 27, 2022, the Russell 1000® Index – Financials returned -3.06%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. During this period, the Direxion Daily Financial Bull 3X Shares returned -13.07%, while the model indicated an expected return of -12.33% and the Direxion Daily Financial Bear 3X Shares returned 1.69%, while the model indicated an expected return of 1.70%.

The Direxion Daily Healthcare Bull 3X Shares seeks to provide 300% of the daily return of the Health Care Select Sector Index. The Health Care Select Sector Index is provided by Standard & Poor's and includes domestic companies from the healthcare sector, which includes the following industries: pharmaceuticals; health care equipment and supplies; health care providers and services; biotechnology; life sciences tools and services; and health care technology. For the Annual Period, the Health Care Select Sector Index returned 0.81%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Healthcare Bull 3X Shares returned -11.85%, while the model indicated an expected return of -7.67%.

The Direxion Daily Homebuilders & Supplies Bull 3X Shares seeks to provide 300% of the daily return of the Dow Jones U.S. Select Home Construction Index. The Dow Jones U.S. Select Home Construction Index measures U.S companies in the home construction sector that provide a wide range of products and services related to homebuilding, including home construction and producers, sellers and suppliers of building materials, furnishings and fixtures and also home improvement retailers. The index may include large-, mid- or small-capitalization companies. For the Annual Period, the Dow Jones U.S. Select Home Construction Index returned -20.91%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Homebuilders & Supplies Bull 3X Shares -68.50%, while the model indicated an expected return of -66.99%.

The Direxion Daily Industrials Bull 3X Shares seeks to provide 300% of the daily return of the Industrials Select Sector Index. The Industrials Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the industrials sector which includes the following industries: aerospace and defense: industry conglomerates; machinery; road and rail; air freight and logistics; commercial services and supplies; professional services; electrical equipment; construction and engineering; trading companies and distributors; airlines; and building products. For the Annual Period, the Industrials Select Sector Index returned -8.19%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Industrials Bull 3X Shares returned -35.71%, while the model indicated an expected return of -32.74%.

The Direxion Daily Pharmaceutical & Medical Bull 3X Shares seeks to provide 300% of the daily return of the S&P Pharmaceuticals Select Industry Index. The S&P Pharmaceuticals Select Industry Index is a modified equal-weighted index that is designed to measure performance of the stocks comprising the S&P Total Market Index that are classified in the Global Industry Classification Standard (GICS) pharmaceuticals subindustry. For the Annual Period, the S&P Pharmaceuticals Select Industry Index returned -14.61%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Pharmaceutical & Medical Bull 3X Shares returned -43.75%, while the model indicated an expected return of -41.21%.

The Direxion Daily Real Estate Bull 3X Shares and the Direxion Daily Real Estate Bear 3X Shares (the "Real Estate ETFs") seek to provide 300% and -300%, respectively, of the daily return of the Real Estate Select Sector Index. The Real Estate Select Sector Index is provided by S&P Dow Jones Indices and includes securities of companies from the following industries: real

DIREXION ANNUAL REPORT

estate management and development and real estate investment trusts ("REITs"), excluding mortgage REITs. From February 28, 2022 through October 31, 2022, the Real Estate Select Sector Index returned -17.99%. Given the daily investment objectives of the Real Estate ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Real Estate ETFs. During this period, the Direxion Daily Real Estate Bull 3X Shares returned -53.60%, while the model indicated an expected return of -51.95%. The Direxion Daily Real Estate Bear 3X Shares returned 42.43%, while the model indicated an expected return of 38.74%.

From November 1, 2021 through February 27, 2022, the Real Estate ETFs, under their former names of the Direxion Daily MSCI Real Estate Bull 3X Shares and the Direxion Daily MSCI Real Estate Bear 3X Shares, sought to provide 300% and -300%, respectively, of the daily return of the MSCI US IMI Real Estate 25/50 Index. The MSCI US IMI Real Estate 25/50 Index is designed to measure the performance of the large-, mid- and small-capitalization segments of the U.S. equity universe that are classified in the real estate sector as per the Global Industry Classification Standard (GICS). From November 1, 2021 through February 27, 2022, the MSCI US IMI Real Estate 25/50 Index returned -3.51%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. During this period, the Direxion Daily Real Estate Bull 3X Shares returned -13.91%, while the model indicated an expected return of -13.19% and the Direxion Daily Real Estate Bear 3X Shares returned 3.77%, while the model indicated an expected return of 3.95%.

The Direxion Daily Regional Banks Bull 3X Shares seeks to provide 300% of the daily return of the S&P Regional Banks Select Industry Index. The S&P Regional Banks Select Industry Index is a modified equal-weighted index that is designed to measure performance of the stocks comprising the S&P Total Market Index that are classified in the Global Industry Classification Standard regional banks sub-industry. For the Annual Period, the S&P Regional Banks Select Industry Index returned -7.46%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Regional Banks Bull 3X Shares returned -40.71%, while the model indicated an expected return of -37.93%.

The Direxion Daily Retail Bull 3X Shares seeks to provide 300% of the daily return of the S&P Retail Select Industry Index. The S&P Retail Select Industry Index is a modified equal-weighted index that is designed to measure performance of the stocks comprising the S&P Total Market Index that are classified in the Global Industry Classification Standard retail sub-industry. For the Annual Period, the S&P Retail Select Industry Index returned -31.90%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Retail Bull 3X Shares returned -80.48%, while the model indicated an expected return of -79.57%

The Direxion Daily S&P 500® High Beta Bull 3X Shares and the Direxion Daily S&P 500® High Beta Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the S&P 500® High Beta Index. The S&P 500® High Beta Index selects 100 securities to include in the Index from the S&P 500® Index that have the highest sensitivity to market movements, or "beta" over the past 12 months as determined by the Index Provider. Securities with the highest beta are generally the most volatile securities of the S&P 500® Index. The Index is reviewed and rebalanced quarterly. For the Annual Period, the S&P 500® High Beta Index returned -19.77%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily S&P 500® High Beta Bull 3X Shares returned -66.20%, while the model indicated an expected return of -64.57%. The Direxion Daily S&P 500® High Beta Bear 3X Shares returned -4.86%, while the model indicated an expected return of -7.37%.

The Direxion Daily S&P Biotech Bull 3X Shares and the Direxion Daily S&P Biotech Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the S&P Biotechnology Select Industry Index. The S&P Biotechnology Select Industry Index is provided by Standard & Poor's and includes domestic companies from the biotechnology industry. The index is designed to measure the performance of the biotechnology sub-industry based on the Global Industry Classification Standards. For the Annual Period, the S&P Biotechnology Select Industry Index returned -34.03%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should

DIREXION ANNUAL REPORT

not generate expectations of annual performance of the ETFs. The Direxion Daily S&P Biotech Bull 3X Shares returned -86.07%, while the model indicated an expected return of -85.04%. The Direxion Daily S&P Biotech Bear 3X Shares returned -5.39%, while the model indicated an expected return of -7.48%.

The Direxion Daily Semiconductor Bull 3X Shares and the Direxion Daily Semiconductor Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the ICE Semiconductor Index. The ICE Semiconductor Index is a rules-based, modified float-adjusted market capitalization-weighted index that tracks the performance of the thirty largest U.S. listed semiconductor companies. For the Annual Period, the ICE Semiconductor Index returned -30.18%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Semiconductor Bull 3X Shares returned -81.24%, while the model indicated an expected return of -80.29%. The Direxion Daily Semiconductor Bear 3X Shares returned 3.57%, while the model indicated an expected return of 0.65%.

The Direxion Daily Technology Bull 3X Shares and the Direxion Daily Technology Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the Technology Select Sector Index. The Technology Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the technology sector which includes domestic companies from the technology sector which includes the following industries: computers and peripherals; software; diversified telecommunications services; communications equipment; semiconductors and semi-conductor equipment; internet software and services; IT services; electronic equipment, instruments and components; wireless telecommunication services; and office electronics. For the Annual Period, the Technology Select Sector Index returned -20.08%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Technology Bull 3X Shares returned -63.77%, while the model indicated an expected return of -61.96%. The Direxion Daily Technology Bear 3X Shares returned 12.97%, while the model indicated an expected return of 9.79%.

The Direxion Daily Transportation Bull 3X Shares (the "Transportation ETF") seeks to provide 300% of the daily return of the S&P Transportation Select Industry FMC Capped Index. The S&P Transportation Select Industry FMC Capped Index is provided by S&P Dow Jones Indices and is designed to measure stocks in the S&P Total Market Index that are included in the GICS transportation sub-industry From August 1, 2022 through October 31, 2022, the S&P Transportation Select Industry FMC Capped Index returned -8.38%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. During this period, the Transportation ETF returned -28.90%, while the model indicated an expected return of -27.31%.

From November 1, 2021 through July 31, 2022, the Transportation ETF sought to provide 300% of the daily return of the Dow Jones Transportation Average. The Dow Jones Transportation Average is provided by Dow Jones U.S. Index and measures the performance of large, well-known companies within the transportation industry (e.g. shipping, railroad companies, airlines, etc.). From November 1, 2021 through July 31, 2022, the Dow Jones Transportation Average returned -7.26%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. During this period, the Transportation ETF returned -35.86%, while the model indicated an expected return of -33.94%.

The Direxion Daily Utilities Bull 3X Shares seeks to provide 300% of the daily return of the Utilities Select Sector Index. The Utilities Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the utilities sector which includes the following industries: electric utilities; multi-utilities; water utilities; independent power producers and energy trades; and gas utilities. For the Annual Period, the Utilities Select Sector Index returned 2.88%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Utilities Bull 3X Shares returned -8.50%, while the model indicated an expected return of -4.36%.

The Direxion Daily 7-10 Year Treasury Bull 3X Shares and the Direxion Daily 7-10 Year Treasury Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the ICE U.S. Treasury 7-10 Year Bond Index. The ICE U.S. Treasury 7-10 Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that

DIREXION ANNUAL REPORT

have a remaining maturity of greater than seven years and less than or equal to ten years. Eligible securities must be fixed rate, denominated in U.S. dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the index are zero-coupon STRIPS, inflation linked securities, floating rate notes, cash management and Treasury bills, and any government agency debt issued with or without a government guarantee. For the Annual Period, the ICE U.S. Treasury 7-10 Year Bond Index returned -16.32%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily 7-10 Year Treasury Bull 3X Shares returned -44.91%, while the model indicated an expected return of -43.08%. The Direxion Daily 7-10 Year Treasury Bear 3X Shares returned 63.15%, while the model indicated and an expected return of 61.80%.

The Direxion Daily 20+ Year Treasury Bull 3X Shares and the Direxion Daily 20+ Year Treasury Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the ICE U.S. Treasury 20+ Year Bond Index. The ICE U.S. Treasury 20+ Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than 20 years. Eligible securities must be fixed rate, denominated in U.S. dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the index are zero-coupon STRIPS, inflation linked securities, floating rate notes, cash management and Treasury bills, and any government agency debt issued with or without a government guarantee. For the Annual Period, the ICE U.S. Treasury 20+ Year Bond Index returned -33.65%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily 20+ Year Treasury Bull 3X Shares returned -74.89%, while the model indicated an expected return of -74.03%. The Direxion Daily 20+ Year Treasury Bear 3X Shares returned 177.78%, while the model indicated an expected return of 177.20%.

Index Volatility:

The Annual Period was extremely volatile, leaving investors without a clear strategy, and no clear sector winner. Typically defensive stocks were not immune to the volatility, and the market cycles were moving unpredictably. The VIX Index, a measure of volatility and market sentiment, averaged 25.20 during the Annual Period, with a high of 36.45 in early March 2022, whereas the average for the previous five years was 20.94.

Index	Return	Volatility
S&P Mid Cap 400® Index	-11.54%	25.05%
S&P 500® Index	-14.61%	23.08%
Russell 2000® Index	-18.54%	27.67%
FTSE China 50 Index	-47.45%	39.58%
FTSE Developed Europe All Cap Index	-24.55%	24.37%
MSCI Emerging Markets IndexSM	-31.03%	22.52%
MSCI Mexico IMI 25/50 Index	7.73%	22.54%
MSCI Korea 25/50 Index	-33.60%	25.58%
Dow Jones U.S. Select Aerospace & Defense Index	4.07%	24.50%
Consumer Discretionary Select Sector Index	-27.80%	33.38%
Dow Jones Internet Composite Index	-47.01%	39.95%
Russell 1000® Index – Financials[1]	-3.06%	20.02%
Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index[2]	-11.93%	26.86%
Financials Select Sector Index[3]	1.21%	25.88%
Health Care Select Sector Index	0.81%	18.61%
Dow Jones U.S. Select Home Construction Index	-20.91%	36.38%
Industrials Select Sector Index	-8.19%	21.60%
S&P Pharmaceuticals Select Industry Index	-14.61%	24.81%
MSCI US IMI Real Estate 25/50 Index[1]	-3.51%	18.78%
Real Estate Select Sector Index[4]	-17.99%	25.83%

DIREXION ANNUAL REPORT

Index	Return	Volatility
S&P Regional Banks Select Industry Index	-7.46%	28.51%
S&P Retail Select Industry Index	-31.90%	37.81%
S&P 500® High Beta Index	-19.77%	35.22%
S&P Biotechnology Select Industry Index	-34.03%	47.09%
ICE Semiconductor Index	-30.18%	42.35%
Technology Select Sector Index	-20.08%	31.17%
Dow Jones Transportation AverageTM	-7.26%	29.01%
S&P Transportation Select Industry FMC Capped Index[3]	-8.38%	26.90%
Utilities Select Sector Index	2.88%	20.69%
ICE U.S. Treasury 7-10 Year Bond Index	-16.32%	9.42%
ICE U.S. Treasury 20+ Year Bond Index	-33.65%	18.75%

1  November 1, 2021 through February 27, 2022

2  February 28, 2022 through July 31, 2022

3  August 1, 2022 through October 31, 2022

4  February 28, 2022 through October 31, 2022

As always, we thank you for using the Direxion Shares ETFs and we look forward to our mutual success.

Best Regards,

Patrick Rudnick	Corey Noltner
Principal Executive Officer	Principal Financial Officer

An investor should carefully consider a Fund's investment objective, risks, charges, and expenses before investing. A Fund's prospectus and summary prospectus contain this and other information about the Direxion Shares. To obtain a Fund's prospectus and summary prospectus call 866-476-7523 or visit our website at direxion.com. A Fund's prospectus and summary prospectus should be read carefully before investing.

Investing in a Direxion Shares ETF may be more volatile than investing in broadly diversified funds. The use of leverage by an ETF increases the risk to the ETF. The Direxion Shares ETFs are not suitable for all investors and should be utilized only by sophisticated investors who understand leverage risk, consequences of seeking daily leveraged, or daily inverse leveraged, investment results and intend to actively monitor and manage their investment. The Direxion Shares ETFs are not designed to track their respective underlying indices over a period of time longer than one day.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. For the most recent month-end performance please visit the Funds website at direxion.com.

Short-term performance, in particular, is not a good indication of the Fund's future performance, and an investment should not be made based solely on returns. Because of ongoing market volatility, fund performance may be subject to substantial short-term changes. For additional information, see the Fund's prospectus.

DIREXION ANNUAL REPORT

Shares of the Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Market Price returns are based upon the midpoint of the bid/ask spread at 4:00 pm EST (when NAV is normally calculated) and do not represent the returns you would receive if you traded shares at other times. Brokerage commissions will reduce returns. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at NAV. Some performance results reflect expense reimbursements or recoupments and fee waivers in effect during certain periods shown. Absent these reimbursements or recoupments and fee waivers, results would have been less favorable.

SOFR (Secured Overnight Financing Rate) is a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities.

Direxion Shares Risks – An investment in the ETFs involves risk, including the possible loss of principal. The ETFs are non-diversified and include risks associated with concentration risk that results from the ETFs' investments in a particular industry or sector which can increase volatility. The use of derivatives such as futures contracts, forward contracts, options and swaps are subject to market risks that may cause their price to fluctuate over time. The ETFs do not attempt to, and should not be expected to; provide returns which are a multiple of the return of their respective underlying index for periods other than a single day. For other risks including correlation, leverage, compounding, market volatility and specific risks regarding each sector, please read each ETF's prospectus.

The views of this letter were those of the Adviser as of October 31, 2022, and may not necessarily reflect its views on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the ETFs' present investment methodology and do not constitute investment advice.

Distributed by: Foreside Fund Services, LLC

DIREXION ANNUAL REPORT

Direxion Daily Mid Cap Bull 3X Shares

Performance Summary (Unaudited)

October 31, 2012 - October 31, 2022

	Average Annual Total Return[1]
	1 Year	3 Years	5 Years	10 Years
Direxion Daily Mid Cap Bull 3X Shares (NAV)	-45.19%	-4.39%	-2.22%	17.06%
Direxion Daily Mid Cap Bull 3X Shares (Market Price)	-45.12%	-4.30%	-2.19%	17.09%
S&P Mid Cap 400® Index	-11.54%	9.20%	7.47%	11.23%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.00%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The S&P Mid Cap® 400 Index measures the performance of the mid-cap segment of the U.S. equity universe. The index is a capitalization-weighted index composed of 400 domestic common stocks. The performance of the S&P Mid Cap® 400 Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  As of October 31, 2022.

DIREXION ANNUAL REPORT

Direxion Daily S&P 500® Bull 3X Shares

Performance Summary (Unaudited)

October 31, 2012 - October 31, 2022

	Average Annual Total Return[1]
	1 Year	3 Years	5 Years	10 Years
Direxion Daily S&P 500® Bull 3X Shares (NAV)	-49.27%	6.42%	11.44%	25.79%
Direxion Daily S&P 500® Bull 3X Shares (Market Price)	-49.22%	6.43%	11.42%	25.83%
S&P 500® Index	-14.61%	10.22%	10.44%	12.79%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 0.97%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. Most of the common stocks in the S&P 500 Index® are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and are generally listed on the New York Stock Exchange. The performance of the S&P 500® Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  As of October 31, 2022.

DIREXION ANNUAL REPORT

Direxion Daily S&P 500® Bear 3X Shares

Performance Summary (Unaudited)

October 31, 2012 - October 31, 2022

	Average Annual Total Return[1]
	1 Year	3 Years	5 Years	10 Years
Direxion Daily S&P 500® Bear 3X Shares (NAV)	20.66%	-47.87%	-41.56%	-40.98%
Direxion Daily S&P 500® Bear 3X Shares (Market Price)	20.67%	-47.87%	-41.56%	-40.99%
S&P 500® Index	-14.61%	10.22%	10.44%	12.79%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.01%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified inverse multiple (-300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. Most of the common stocks in the S&P 500 Index® are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and are generally listed on the New York Stock Exchange. The performance of the S&P 500® Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  As of October 31, 2022.

DIREXION ANNUAL REPORT

Direxion Daily Small Cap Bull 3X Shares

Performance Summary (Unaudited)

October 31, 2012 - October 31, 2022

	Average Annual Total Return[1]
	1 Year	3 Years	5 Years	10 Years
Direxion Daily Small Cap Bull 3X Shares (NAV)	-58.86%	-13.64%	-10.17%	10.70%
Direxion Daily Small Cap Bull 3X Shares (Market Price)	-58.82%	-13.58%	-10.13%	10.77%
Russell 2000® Index	-18.54%	7.05%	5.56%	9.93%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.05%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Russell 2000® Index measures the small cap segment of the U.S. equity universe and includes the smallest 2,000 securities in the Russell 3000® Index based on market cap. The performance of the Russell 2000® Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  As of October 31, 2022.

DIREXION ANNUAL REPORT

Direxion Daily Small Cap Bear 3X Shares

Performance Summary (Unaudited)

October 31, 2012 - October 31, 2022

	Average Annual Total Return[1]
	1 Year	3 Years	5 Years	10 Years
Direxion Daily Small Cap Bear 3X Shares (NAV)	20.23%	-54.54%	-42.64%	-43.55%
Direxion Daily Small Cap Bear 3X Shares (Market Price)	20.15%	-54.57%	-42.68%	-43.58%
Russell 2000® Index	-18.54%	7.05%	5.56%	9.93%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.00%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified inverse multiple (-300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Russell 2000® Index measures the small cap segment of the U.S. equity universe and includes the smallest 2,000 securities in the Russell 3000® Index based on market cap. The performance of the Russell 2000® Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  As of October 31, 2022.

DIREXION ANNUAL REPORT

Direxion Daily FTSE China Bull 3X Shares

Performance Summary (Unaudited)

October 31, 2012 - October 31, 2022

	Average Annual Total Return[1]
	1 Year	3 Years	5 Years	10 Years
Direxion Daily FTSE China Bull 3X Shares (NAV)	-91.06%	-61.65%	-49.74%	-24.06%
Direxion Daily FTSE China Bull 3X Shares (Market Price)	-91.05%	-61.62%	-49.70%	-24.10%
FTSE China 50 Index	-47.45%	-18.04%	-11.84%	-2.58%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.42%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The FTSE China 50 Index consists of the 50 largest and most liquid Chinese companies currently trading on the Hong Kong Stock Exchange. Securities in the FTSE China 50 Index are weighted based on the total market value of their shares, so that the securities with the higher total market values will generally have a higher representation in the Index. Index constituents are screened for liquidity and weightings are capped to prevent the Index from being overly concentrated in any one stock. The performance of The FTSE China 50 Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  As of October 31, 2022.

DIREXION ANNUAL REPORT

Direxion Daily FTSE China Bear 3X Shares

Performance Summary (Unaudited)

October 31, 2012 - October 31, 2022

	Average Annual Total Return[1]
	1 Year	3 Years	5 Years	10 Years
Direxion Daily FTSE China Bear 3X Shares (NAV)	126.33%	-8.44%	-9.80%	-30.88%
Direxion Daily FTSE China Bear 3X Shares (Market Price)	126.35%	-8.42%	-9.84%	-30.82%
FTSE China 50 Index	-47.45%	-18.04%	-11.84%	-2.58%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.03%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified inverse multiple (-300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The FTSE China 50 Index consists of the 50 largest and most liquid Chinese companies currently trading on the Hong Kong Stock Exchange. Securities in the FTSE China 50 Index are weighted based on the total market value of their shares, so that the securities with the higher total market values will generally have a higher representation in the Index. Index constituents are screened for liquidity and weightings are capped to prevent the Index from being overly concentrated in any one stock. The performance of The FTSE China 50 Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  As of October 31, 2022.

DIREXION ANNUAL REPORT

Direxion Daily FTSE Europe Bull 3X Shares

Performance Summary (Unaudited)

January 22, 20141 - October 31, 2022

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily FTSE Europe Bull 3X Shares (NAV)	-66.00%	-23.29%	-18.03%	-11.44%
Direxion Daily FTSE Europe Bull 3X Shares (Market Price)	-65.89%	-23.20%	-18.00%	-11.42%
FTSE Developed Europe All Cap Index	-24.55%	-0.56%	0.02%	1.53%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.01%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The FTSE Developed Europe All Cap Index is a market capitalization weighted index that is designed to measure the equity market performance of large, mid, and small cap companies in developed markets in Europe. The performance of FTSE Developed Europe All Cap Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT

Direxion Daily MSCI Emerging Markets Bull 3X Shares

Performance Summary (Unaudited)

October 31, 2012 - October 31, 2022

	Average Annual Total Return[1]
	1 Year	3 Years	5 Years	10 Years
Direxion Daily MSCI Emerging Markets Bull 3X Shares (NAV)	-73.37%	-32.97%	-28.03%	-15.14%
Direxion Daily MSCI Emerging Markets Bull 3X Shares (Market Price)	-73.25%	-32.98%	-27.99%	-15.14%
MSCI Emerging Markets IndexSM	-31.03%	-4.42%	-3.09%	0.79%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.28%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The MSCI Emerging Markets IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The performance of the MSCI Emerging Markets IndexSM does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  As of October 31, 2022.

DIREXION ANNUAL REPORT

Direxion Daily MSCI Emerging Markets Bear 3X Shares

Performance Summary (Unaudited)

October 31, 2012 - October 31, 2022

	Average Annual Total Return[1]
	1 Year	3 Years	5 Years	10 Years
Direxion Daily MSCI Emerging Markets Bear 3X Shares (NAV)	132.00%	-20.61%	-15.78%	-23.05%
Direxion Daily MSCI Emerging Markets Bear 3X Shares (Market Price)	130.76%	-20.64%	-15.80%	-23.05%
MSCI Emerging Markets IndexSM	-31.03%	-4.42%	-3.09%	0.79%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.22%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified inverse multiple (-300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The MSCI Emerging Markets IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The performance of the MSCI Emerging Markets IndexSM does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  As of October 31, 2022.

DIREXION ANNUAL REPORT

Direxion Daily MSCI Mexico Bull 3X Shares

Performance Summary (Unaudited)

May 3, 20171 - October 31, 2022

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily MSCI Mexico Bull 3X Shares (NAV)	6.35%	-11.95%	-18.69%	-19.17%
Direxion Daily MSCI Mexico Bull 3X Shares (Market Price)	6.71%	-11.88%	-18.70%	-19.18%
MSCI Mexico IMI 25/50 Index	7.73%	6.92%	2.74%	2.03%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.18%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The MSCI Mexico IMI 25/50 Index is designed to measure the performance of the large, mid, and small capitalization segments of the Mexican equity market, covering approximately 99% of the free float-adjusted market capitalization in Mexico. The Index consists of stocks traded primarily on the Mexican Stock Market. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT

Direxion Daily MSCI South Korea Bull 3X Shares

Performance Summary (Unaudited)

April 10, 20131 - October 31, 2022

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily MSCI South Korea Bull 3X Shares (NAV)	-76.86%	-34.14%	-36.14%	-17.25%
Direxion Daily MSCI South Korea Bull 3X Shares (Market Price)	-76.99%	-34.13%	-36.11%	-17.26%
MSCI Korea 25/50 Index	-33.60%	-2.37%	-4.87%	1.31%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.24%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The MSCI Korea 25/50 Index is designed to measure the performance of the large and mid cap segments of the South Korean equity market, covering approximately 85% of the free float-adjusted market capitalization of South Korean issuers. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT

Direxion Daily Aerospace & Defense Bull 3X Shares

Performance Summary (Unaudited)

May 3, 20171 - October 31, 2022

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily Aerospace & Defense Bull 3X Shares (NAV)	-10.07%	-30.42%	-13.64%	-4.66%
Direxion Daily Aerospace & Defense Bull 3X Shares (Market Price)	-10.17%	-30.44%	-13.68%	-4.71%
Dow Jones U.S. Select Aerospace & Defense Index	4.07%	0.75%	5.14%	7.95%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 0.96%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Dow Jones U.S. Select Aerospace & Defense Index attempts to measure the performance of the aerospace and defense industry of the U.S. equity market. The Index Provider selects the stocks comprising the Index from the aerospace and defense sector on the basis of the float-adjusted, market capitalization-weight of each constituent. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT

Direxion Daily Consumer Discretionary Bull 3X Shares

Performance Summary (Unaudited)

November 29, 20181 - October 31, 2022

	Average Annual Total Return[2]
	1 Year	3 Years	Since Inception
Direxion Daily Consumer Discretionary Bull 3X Shares (NAV)	-74.51%	-9.45%	-1.32%
Direxion Daily Consumer Discretionary Bull 3X Shares (Market Price)	-74.42%	-9.27%	-1.28%
Consumer Discretionary Select Sector Index	-27.80%	7.06%	8.92%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.02%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Consumer Discretionary Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the consumer discretionary sector which includes the following industries: media; retail (specialty, multiline, internet & catalog); hotels, restaurants & leisure; textiles, apparel & luxury goods; household durables; automobiles; automobile components; distributors; leisure equipment & products; and diversified consumer services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT

Direxion Daily Dow Jones Internet Bull 3X Shares

Performance Summary (Unaudited)

November 7, 20191 - October 31, 2022

	Average Annual Total Return[2]
	1 Year	Since Inception
Direxion Daily Dow Jones Internet Bull 3X Shares (NAV)	-91.32%	-33.04%
Direxion Daily Dow Jones Internet Bull 3X Shares (Market Price)	-91.32%	-32.98%
Dow Jones Internet Composite Index	-47.01%	-0.70%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 0.98%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Dow Jones Internet Composite Index is provided by S&P Dow Jones Indices and includes companies that generate at least 50% of their annual sales/revenue from the internet as determined by the Index Provider. Additionally, each stock must have a minimum of three months' trading history and a three month average market capitalization of at least $100 million. The Index consists of 40 stocks that are included in two different sectors, internet commerce and internet services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT

Direxion Daily Dow Jones Internet Bear 3X Shares

Performance Summary (Unaudited)

November 7, 20191 - October 31, 2022

	Average Annual Total Return[2]
	1 Year	Since Inception
Direxion Daily Dow Jones Internet Bear 3X Shares (NAV)	165.69%	-46.63%
Direxion Daily Dow Jones Internet Bear 3X Shares (Market Price)	165.78%	-46.61%
Dow Jones Internet Composite Index	-47.01%	-0.70%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.62%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified inverse multiple (-300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Dow Jones Internet Composite Index is provided by S&P Dow Jones Indices and includes companies that generate at least 50% of their annual sales/revenue from the internet as determined by the Index Provider. Additionally, each stock must have a minimum of three months' trading history and a three month average market capitalization of at least $100 million. The Index consists of 40 stocks that are included in two different sectors, internet commerce and internet services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares

Performance Summary (Unaudited)

October 31, 2012 - October 31, 2022

	Average Annual Total Return[1]
	1 Year	3 Years	5 Years	10 Years
Direxion Daily Financial Bull 3X Shares (NAV)	-48.61%	-2.34%	4.95%	23.80%
Direxion Daily Financial Bull 3X Shares (Market Price)	-48.64%	-2.34%	4.95%	23.79%
Financial Select Sector Index	-14.05%	8.09%	7.26%	12.43%
Russell 1000® Financials 40 Act 15/22.5 Daily Capped Index	-13.69%	8.39%	7.44%	12.60%
Russell 1000® Index – Financials	-13.72%	10.68%	10.49%	13.67%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 0.92%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Financial Select Sector Index is provided by S&P Dow Jones Indices and includes securities of companies from the following industries: Banks; Thrifts & Mortgage Finance; Diversified Financial Services; Consumer Finance; Capital Markets; Insurance; and Mortgage Real Estate Investment Trusts (REITs). Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  As of October 31, 2022.

DIREXION ANNUAL REPORT

Direxion Daily Financial Bear 3X Shares

Performance Summary (Unaudited)

October 31, 2012 - October 31, 2022

	Average Annual Total Return[1]
	1 Year	3 Years	5 Years	10 Years
Direxion Daily Financial Bear 3X Shares (NAV)	11.84%	-57.17%	-47.78%	-46.60%
Direxion Daily Financial Bear 3X Shares (Market Price)	11.68%	-57.17%	-47.79%	-46.60%
Financial Select Sector Index	-14.05%	8.09%	7.26%	12.43%
Russell 1000® Financials 40 Act 15/22.5 Daily Capped Index	-13.69%	8.39%	7.44%	12.60%
Russell 1000® Index – Financials	-13.72%	10.68%	10.49%	13.67%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.01%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified inverse multiple (-300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Financial Select Sector Index is provided by S&P Dow Jones Indices and includes securities of companies from the following industries: Banks; Thrifts & Mortgage Finance; Diversified Financial Services; Consumer Finance; Capital Markets; Insurance; and Mortgage Real Estate Investment Trusts (REITs). Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  As of October 31, 2022.

DIREXION ANNUAL REPORT

Direxion Daily Healthcare Bull 3X Shares

Performance Summary (Unaudited)

October 31, 2012 - October 31, 2022

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	10 Years
Direxion Daily Healthcare Bull 3X Shares (NAV)	-11.85%	23.56%	20.29%	32.72%
Direxion Daily Healthcare Bull 3X Shares (Market Price)	-11.80%	23.59%	20.33%	32.72%
Health Care Select Sector Index	0.81%	14.08%	12.40%	14.78%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 0.97%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Health Care Select Sector Index includes companies from the following industries: pharmaceuticals; health care providers & services; health care equipment & supplies; biotechnology; life sciences tools & services; and health care technology. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  As of October 31, 2022.

DIREXION ANNUAL REPORT

Direxion Daily Homebuilders & Supplies Bull 3X Shares

Performance Summary (Unaudited)

August 19, 20151 - October 31, 2022

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily Homebuilders & Supplies Bull 3X Shares (NAV)	-68.50%	-28.03%	-17.89%	-5.43%
Direxion Daily Homebuilders & Supplies Bull 3X Shares (Market Price)	-68.47%	-27.99%	-17.89%	-5.42%
Dow Jones U.S. Select Home Construction Index	-20.91%	9.13%	8.25%	10.31%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 0.96%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Dow Jones U.S. Select Home Construction Index measures U.S. companies in the home construction sector that provide a wide range of products and services related to homebuilding, including home construction and products, sellers and suppliers if building materials, furnishings and fixtures and also home improvement retailers. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT

Direxion Daily Industrials Bull 3X Shares

Performance Summary (Unaudited)

May 3, 20171 - October 31, 2022

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily Industrials Bull 3X Shares (NAV)	-35.71%	-3.56%	-0.38%	3.58%
Direxion Daily Industrials Bull 3X Shares (Market Price)	-35.66%	-3.49%	-0.42%	3.59%
Industrials Select Sector Index	-8.19%	8.25%	7.76%	8.66%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 0.98%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Industrials Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the industrials sector which includes the following industries: aerospace and defense; industry conglomerates; and machinery. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT

Direxion Daily Pharmaceutical & Medical Bull 3X Shares

Performance Summary (Unaudited)

November 15, 20171 - October 31, 2022

	Average Annual Total Return[2]
	1 Year	3 Years	Since Inception
Direxion Daily Pharmaceutical & Medical Bull 3X Shares (NAV)	-43.75%	-13.35%	-16.34%
Direxion Daily Pharmaceutical & Medical Bull 3X Shares (Market Price)	-43.68%	-13.14%	-16.29%
S&P Pharmaceuticals Select Industry Index	-14.61%	10.22%	10.47%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.09%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The S&P Pharmaceuticals Select Industry Index is a modified equal-weighted index that is designed to measure performance of the stocks comprising the S&P Total Market Index that are classified in the Global Industry Classification Standard (GICS) pharmaceuticals subindustry. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT

Direxion Daily Real Estate Bull 3X Shares

Performance Summary (Unaudited)

October 31, 2012 - October 31, 2022

	Average Annual Total Return[1]
	1 Year	3 Years	5 Years	10 Years
Direxion Daily Real Estate Bull 3X Shares (NAV)	-60.04%	-28.97%	-11.75%	2.73%
Direxion Daily Real Estate Bull 3X Shares (Market Price)	-60.06%	-29.21%	-11.88%	2.67%
Real Estate Select Sector Index	-20.65%	1.15%	6.08%	8.08%
MSCI U.S. IMI Real Estate 25/50 Index	-21.33%	-0.71%	4.38%	N/A

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 0.96%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Real Estate Select Sector Index is provided by S&P Dow Jones Indices (the "Index Provider") and includes securities of companies from the following industries: real estate management and development and real estate investment trusts ("REITs"), excluding mortgage REITs. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  As of October 31, 2022.

DIREXION ANNUAL REPORT

Direxion Daily Real Estate Bear 3X Shares

Performance Summary (Unaudited)

October 31, 2012 - October 31, 2022

	Average Annual Total Return[1]
	1 Year	3 Years	5 Years	10 Years
Direxion Daily Real Estate Bear 3X Shares (NAV)	47.82%	-38.18%	-35.17%	-35.06%
Direxion Daily Real Estate Bear 3X Shares (Market Price)	48.38%	-38.16%	-35.69%	-35.06%
Real Estate Select Sector Index	-20.65%	1.15%	6.08%	8.08%
MSCI U.S. IMI Real Estate 25/50 Index	-21.33%	-0.71%	4.38%	N/A

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.21%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified inverse multiple (-300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Real Estate Select Sector Index is provided by S&P Dow Jones Indices (the "Index Provider") and includes securities of companies from the following industries: real estate management and development and real estate investment trusts ("REITs"), excluding mortgage REITs. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  As of October 31, 2022.

DIREXION ANNUAL REPORT

Direxion Daily Regional Banks Bull 3X Shares

Performance Summary (Unaudited)

August 19, 20151 - October 31, 2022

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily Regional Banks Bull 3X Shares (NAV)	-40.71%	-27.96%	-24.94%	-11.96%
Direxion Daily Regional Banks Bull 3X Shares (Market Price)	-40.72%	-27.97%	-25.01%	-11.96%
S&P Regional Banks Select Industry Index	-7.46%	9.18%	5.16%	8.24%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 0.92%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The S&P Regional Banks Select Industry Index is a modified equal-weighted index that is designed to measure performance of the stocks comprising the S&P Total Market Index that are classified in the Global Industry Classification Standard (GICS) regional banks sub-industry. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT

Direxion Daily Retail Bull 3X Shares

Performance Summary (Unaudited)

October 31, 2012 - October 31, 2022

	Average Annual Total Return[1]
	1 Year	3 Years	5 Years	10 Years
Direxion Daily Retail Bull 3X Shares (NAV)	-80.48%	-4.11%	-2.87%	9.66%
Direxion Daily Retail Bull 3X Shares (Market Price)	-80.48%	-3.97%	-2.83%	9.67%
S&P Retail Select Industry® Index	-31.90%	15.05%	11.40%	8.85%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 0.98%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The S&P Retail Select Industry Index is a modified equal-weighted index that is designed to measure performance of the stocks comprising the S&P Total Market Index that are classified in the Global Industry Classification Standard (GICS) retail sub-industry. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  As of October 31, 2022.

DIREXION ANNUAL REPORT

Direxion Daily S&P 500® High Beta Bull 3X Shares

Performance Summary (Unaudited)

November 7, 20191 - October 31, 2022

	Average Annual Total Return[2]
	1 Year	Since Inception
Direxion Daily S&P 500® High Beta Bull 3X Shares (NAV)	-66.20%	-10.30%
Direxion Daily S&P 500® High Beta Bull 3X Shares (Market Price)	-66.18%	-10.26%
S&P 500® High Beta Index	-19.77%	15.03%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 0.98%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The S&P 500® High Beta Index is provided by S&P Dow Jones Indices (the "Index Provider"). The Index Provider selects 100 securities to include in the Index from the S&P 500® Index that have the highest sensitivity to market movements, or "beta" over the past 12 months as determined by the Index Provider. Securities with the highest beta are generally the most volatile securities of the S&P 500® Index. The Index is reviewed and rebalanced quarterly. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.
DIREXION ANNUAL REPORT

Direxion Daily S&P 500® High Beta Bear 3X Shares

Performance Summary (Unaudited)

November 7, 20191 - October 31, 2022

	Average Annual Total Return[2]
	1 Year	Since Inception
Direxion Daily S&P 500® High Beta Bear 3X Shares (NAV)	-4.86%	-74.31%
Direxion Daily S&P 500® High Beta Bear 3X Shares (Market Price)	-4.53%	-74.29%
S&P 500® High Beta Index	-19.77%	15.03%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.09%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage, and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (-300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The S&P 500® High Beta Index is provided by S&P Dow Jones Indices (the "Index Provider"). The Index Provider selects 100 securities to include in the Index from the S&P 500® Index that have the highest sensitivity to market movements, or "beta" over the past 12 months as determined by the Index Provider. Securities with the highest beta are generally the most volatile securities of the S&P 500® Index. The Index is reviewed and rebalanced quarterly. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT

Direxion Daily S&P Biotech Bull 3X Shares

Performance Summary (Unaudited)

May 28, 20151 - October 31, 2022

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily S&P Biotech Bull 3X Shares (NAV)	-86.07%	-41.56%	-37.16%	-33.77%
Direxion Daily S&P Biotech Bull 3X Shares (Market Price)	-86.07%	-41.52%	-37.17%	-33.75%
S&P Biotechnology Select Industry Index	-34.03%	0.42%	-0.20%	0.73%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 0.96%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The S&P Biotechnology Select Industry Index is provided by Standard & Poor's and includes domestic companies from the biotechnology industry. The Index is designed to measure the performance of the biotechnology sub-industry based on the Global Industry Classification Standards (GICS). Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT

Direxion Daily S&P Biotech Bear 3X Shares

Performance Summary (Unaudited)

May 28, 20151 - October 31, 2022

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily S&P Biotech Bear 3X Shares (NAV)	-5.39%	-63.25%	-54.04%	-55.15%
Direxion Daily S&P Biotech Bear 3X Shares (Market Price)	-5.44%	-63.25%	-54.04%	-55.15%
S&P Biotechnology Select Industry Index	-34.03%	0.42%	-0.20%	0.73%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.01%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage, and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (-300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The S&P Biotechnology Select Industry Index is provided by Standard & Poor's and includes domestic companies from the biotechnology industry. The Index is designed to measure the performance of the biotechnology sub-industry based on the Global Industry Classification Standards (GICS). Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT

Direxion Daily Semiconductor Bull 3X Shares

Performance Summary (Unaudited)

October 31, 2012 - October 31, 2022

	Average Annual Total Return[1]
	1 Year	3 Years	5 Years	10 Years
Direxion Daily Semiconductor Bull 3X Shares (NAV)	-81.24%	-12.13%	-1.62%	37.43%
Direxion Daily Semiconductor Bull 3X Shares (Market Price)	-81.18%	-12.05%	-1.55%	37.49%
ICE Semiconductor Index	-30.18%	15.00%	13.81%	21.60%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 0.90%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The ICE Semiconductor Index is a rules-based, modified float-adjusted market capitalization-weighted index that tracks the performance of the thirty largest U.S. listed semiconductor companies. Semiconductor companies are defined as those classified within the Semiconductors Industry of the ICE Uniform Sector Classification schema. This includes companies that either manufacture materials that have electrical conductivity (semiconductors) to be used in electronic applications or utilize LED and OLED technology. This also includes companies that provide services or equipment associated with semiconductors such as packaging and testing. The Index is rebalanced quarterly and reconstituted annually. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  As of October 31, 2022.

DIREXION ANNUAL REPORT

Direxion Daily Semiconductor Bear 3X Shares

Performance Summary (Unaudited)

October 31, 2012 - October 31, 2022

	Average Annual Total Return[1]
	1 Year	3 Years	5 Years	10 Years
Direxion Daily Semiconductor Bear 3X Shares (NAV)	3.57%	-74.66%	-68.45%	-66.49%
Direxion Daily Semiconductor Bear 3X Shares (Market Price)	3.29%	-74.67%	-68.47%	-66.50%
ICE Semiconductor Index	-30.18%	15.00%	13.81%	21.60%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.01%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified inverse multiple (-300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The ICE Semiconductor Index is a rules-based, modified float-adjusted market capitalization-weighted index that tracks the performance of the thirty largest U.S. listed semiconductor companies. Semiconductor companies are defined as those classified within the Semiconductors Industry of the ICE Uniform Sector Classification schema. This includes companies that either manufacture materials that have electrical conductivity (semiconductors) to be used in electronic applications or utilize LED and OLED technology. This also includes companies that provide services or equipment associated with semiconductors such as packaging and testing. The Index is rebalanced quarterly and reconstituted annually. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  As of October 31, 2022.

DIREXION ANNUAL REPORT

Direxion Daily Technology Bull 3X Shares

Performance Summary (Unaudited)

October 31, 2012 - October 31, 2022

	Average Annual Total Return[1]
	1 Year	3 Years	5 Years	10 Years
Direxion Daily Technology Bull 3X Shares (NAV)	-63.77%	12.07%	19.43%	36.00%
Direxion Daily Technology Bull 3X Shares (Market Price)	-63.68%	12.09%	19.43%	35.99%
Technology Select Sector Index	-20.08%	16.52%	16.74%	17.99%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 0.94%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Technology Select Sector Index is provided by Standard & Poor's and includes domestic companies from the following industries: computers & peripherals; software; diversified telecommunications services; communications equipment; semiconductors & semiconductors equipment; internet software and energy equipment & services; IT services; electronic equipment, instruments & components; wireless telecommunications services; and office electronics. Each of the component securities of the Index is a constituent company of the S&P 500® Index. The performance of Technology Select Sector Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  As of October 31, 2022.

DIREXION ANNUAL REPORT

Direxion Daily Technology Bear 3X Shares

Performance Summary (Unaudited)

October 31, 2012 - October 31, 2022

	Average Annual Total Return[1]
	1 Year	3 Years	5 Years	10 Years
Direxion Daily Technology Bear 3X Shares (NAV)	12.97%	-64.67%	-58.92%	-53.87%
Direxion Daily Technology Bear 3X Shares (Market Price)	12.87%	-64.67%	-58.92%	-53.88%
Technology Select Sector Index	-20.08%	16.52%	16.74%	17.99%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.01%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified inverse multiple (-300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Technology Select Sector Index is provided by Standard & Poor's and includes domestic companies from the following industries: computers & peripherals; software; diversified telecommunications services; communications equipment; semiconductors & semiconductors equipment; internet software and energy equipment & services; IT services; electronic equipment, instruments & components; wireless telecommunications services; and office electronics. Each of the component securities of the Index is a constituent company of the S&P 500® Index. The performance of Technology Select Sector Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  As of October 31, 2022.

DIREXION ANNUAL REPORT

Direxion Daily Transportation Bull 3X Shares

Performance Summary (Unaudited)

May 3, 20171 - October 31, 2022

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily Transportation Bull 3X Shares (NAV)	-54.39%	-3.84%	-3.45%	-0.22%
Direxion Daily Transportation Bull 3X Shares (Market Price)	-54.46%	-3.85%	-3.62%	-0.33%
S&P Transportation Select Industry FMC Capped Index	-20.36%	6.14%	6.61%	7.22%
Dow Jones Transportation Average	-13.48%	10.44%	8.38%	8.99%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 0.98%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The S&P Transportation Select Industry FMC Capped Index (SPTSCUT) is provided by S&P Dow Jones Indices and is designed to measure stocks in the S&P Total Market Index that are included in the GICS transportation sub-industry. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT

Direxion Daily Utilities Bull 3X Shares

Performance Summary (Unaudited)

May 3, 20171 - October 31, 2022

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily Utilities Bull 3X Shares (NAV)	-8.50%	-11.55%	1.16%	5.17%
Direxion Daily Utilities Bull 3X Shares (Market Price)	-8.56%	-11.68%	1.06%	5.04%
Utilities Select Sector Index	2.88%	4.64%	7.44%	8.40%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.04%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Utilities Select Sector Index is provided by Standard & Poor's and includes domestic companies from the following industries: electric utilities, multi-utilities, water utilities, independent power producers and energy trades, and gas utilities. Each of the component securities of the Index is a constituent company of the S&P 500® Index. The performance of Utilities Select Sector Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Performance Summary (Unaudited)

October 31, 2012 - October 31, 2022

	Average Annual Total Return[1]
	1 Year	3 Years	5 Years	10 Years
Direxion Daily 7-10 Year Treasury Bull 3X Shares (NAV)	-44.91%	-16.50%	-6.25%	-2.06%
Direxion Daily 7-10 Year Treasury Bull 3X Shares (Market Price)	-44.95%	-16.49%	-6.27%	-2.07%
ICE U.S. Treasury 7-10 Year Bond Index	-16.32%	-4.41%	-0.63%	0.47%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.18%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The ICE U.S. Treasury 7-10 Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than seven years and less than or equal to ten years. The performance of the ICE U.S. Treasury 7-10 Year Bond Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  As of October 31, 2022.

DIREXION ANNUAL REPORT

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Performance Summary (Unaudited)

October 31, 2012 - October 31, 2022

	Average Annual Total Return[1]
	1 Year	3 Years	5 Years	10 Years
Direxion Daily 7-10 Year Treasury Bear 3X Shares (NAV)	63.15%	10.50%	0.71%	-4.58%
Direxion Daily 7-10 Year Treasury Bear 3X Shares (Market Price)	62.80%	10.50%	0.69%	-4.59%
ICE U.S. Treasury 7-10 Year Bond Index	-16.32%	-4.41%	-0.63%	0.47%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.17%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified inverse multiple (-300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The ICE U.S. Treasury 7-10 Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than seven years and less than or equal to ten years. The performance of the ICE U.S. Treasury 7-10 Year Bond Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  As of October 31, 2022.

DIREXION ANNUAL REPORT

Direxion Daily 20+ Year Treasury Bull 3X Shares

Performance Summary (Unaudited)

October 31, 2012 - October 31, 2022

	Average Annual Total Return[1]
	1 Year	3 Years	5 Years	10 Years
Direxion Daily 20+ Year Treasury Bull 3X Shares (NAV)	-74.89%	-37.33%	-18.58%	-8.78%
Direxion Daily 20+ Year Treasury Bull 3X Shares (Market Price)	-75.10%	-37.45%	-18.69%	-8.85%
ICE U.S. Treasury 20+ Year Bond Index	-33.65%	-10.56%	-3.04%	-0.11%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.00%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The ICE U.S. Treasury 20+ Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than 20 years. The performance of the ICE U.S. Treasury 20+ Year Bond Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets

1  As of October 31, 2022.

DIREXION ANNUAL REPORT

Direxion Daily 20+ Year Treasury Bear 3X Shares

Performance Summary (Unaudited)

October 31, 2012 - October 31, 2022

	Average Annual Total Return[1]
	1 Year	3 Years	5 Years	10 Years
Direxion Daily 20+ Year Treasury Bear 3X Shares (NAV)	177.78%	14.31%	-3.15%	-11.17%
Direxion Daily 20+ Year Treasury Bear 3X Shares (Market Price)	179.16%	14.56%	-3.06%	-11.15%
ICE U.S. Treasury 20+ Year Bond Index	-33.65%	-10.56%	-3.04%	-0.11%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 0.93%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2024 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified inverse multiple (-300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The ICE U.S. Treasury 20+ Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than 20 years. The performance of the ICE U.S. Treasury 20+ Year Bond Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  As of October 31, 2022.

DIREXION ANNUAL REPORT

Expense Example (Unaudited)

October 31, 2022

As a shareholder of the Direxion Shares ETF Trust, you incur two types of costs: (1) transaction costs, for purchasing and selling shares and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on initial investments of $1,000 invested at the beginning of the period and held the entire period (May 1, 2022 to October 31, 2022).

Actual Expenses

The first line under each Fund in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period May 1, 2022 to October 31, 2022" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (Unaudited)

October 31, 2022

	Annualized Expense Ratio	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period*
Direxion Daily Mid Cap Bull 3X Shares
Based on actual fund return	1.01%	$1,000.00	$817.50	$4.63
Based on hypothetical 5% return	1.01%	1,000.00	1,020.11	5.14
Direxion Daily S&P 500® Bull 3X Shares
Based on actual fund return	0.99%	1,000.00	740.20	4.34
Based on hypothetical 5% return	0.99%	1,000.00	1,020.21	5.04
Direxion Daily S&P 500® Bear 3X Shares
Based on actual fund return	1.15%	1,000.00	1,004.90	5.81
Based on hypothetical 5% return	1.15%	1,000.00	1,019.41	5.85
Direxion Daily Small Cap Bull 3X Shares
Based on actual fund return	1.00%	1,000.00	845.80	4.65
Based on hypothetical 5% return	1.00%	1,000.00	1,020.16	5.09
Direxion Daily Small Cap Bear 3X Shares
Based on actual fund return	1.06%	1,000.00	797.70	4.80
Based on hypothetical 5% return	1.06%	1,000.00	1,019.86	5.40

DIREXION ANNUAL REPORT

Expense Example (Unaudited)

October 31, 2022

	Annualized Expense Ratio	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period*
Direxion Daily FTSE China Bull 3X Shares
Based on actual fund return	0.99%	$1,000.00	$247.70	$3.11
Based on hypothetical 5% return	0.99%	1,000.00	1,020.21	5.04
Direxion Daily FTSE China Bear 3X Shares
Based on actual fund return	1.12%	1,000.00	2,254.00	9.19
Based on hypothetical 5% return	1.12%	1,000.00	1,019.56	5.70
Direxion Daily FTSE Europe Bull 3X Shares
Based on actual fund return	0.98%	1,000.00	587.50	3.92
Based on hypothetical 5% return	0.98%	1,000.00	1,020.26	4.99
Direxion Daily MSCI Emerging Markets Bull 3X Shares
Based on actual fund return	0.99%	1,000.00	483.00	3.70
Based on hypothetical 5% return	0.99%	1,000.00	1,020.21	5.04
Direxion Daily MSCI Emerging Markets Bear 3X Shares
Based on actual fund return	1.20%	1,000.00	1,648.30	8.01
Based on hypothetical 5% return	1.20%	1,000.00	1,019.16	6.11
Direxion Daily MSCI Mexico Bull 3X Shares
Based on actual fund return	1.00%	1,000.00	1,020.80	5.09
Based on hypothetical 5% return	1.00%	1,000.00	1,020.16	5.09
Direxion Daily MSCI South Korea Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	407.60	3.44
Based on hypothetical 5% return	0.97%	1,000.00	1,020.32	4.94
Direxion Daily Aerospace & Defense Bull 3X Shares
Based on actual fund return	1.02%	1,000.00	1,013.40	5.18
Based on hypothetical 5% return	1.02%	1,000.00	1,020.06	5.19
Direxion Daily Consumer Discretionary Bull 3X Shares
Based on actual fund return	1.17%	1,000.00	552.00	4.58
Based on hypothetical 5% return	1.17%	1,000.00	1,019.31	5.96
Direxion Daily Dow Jones Internet Bull 3X Shares
Based on actual fund return	1.01%	1,000.00	426.90	3.63
Based on hypothetical 5% return	1.01%	1,000.00	1,020.11	5.14
Direxion Daily Dow Jones Internet Bear 3X Shares
Based on actual fund return	1.08%	1,000.00	1,039.20	5.55
Based on hypothetical 5% return	1.08%	1,000.00	1,019.76	5.50
Direxion Daily Financial Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	888.70	4.62
Based on hypothetical 5% return	0.97%	1,000.00	1,020.32	4.94
Direxion Daily Financial Bear 3X Shares
Based on actual fund return	1.10%	1,000.00	821.30	5.05
Based on hypothetical 5% return	1.10%	1,000.00	1,019.66	5.60
Direxion Daily Healthcare Bull 3X Shares
Based on actual fund return	1.01%	1,000.00	985.70	5.06
Based on hypothetical 5% return	1.01%	1,000.00	1,020.11	5.14
Direxion Daily Homebuilders & Supplies Bull 3X Shares
Based on actual fund return	1.05%	1,000.00	721.20	4.56
Based on hypothetical 5% return	1.05%	1,000.00	1,019.91	5.35
Direxion Daily Industrials Bull 3X Shares
Based on actual fund return	1.00%	1,000.00	883.40	4.75
Based on hypothetical 5% return	1.00%	1,000.00	1,020.16	5.09
Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Based on actual fund return	1.04%	1,000.00	945.30	5.10
Based on hypothetical 5% return	1.04%	1,000.00	1,019.96	5.30
Direxion Daily Real Estate Bull 3X Shares
Based on actual fund return	1.00%	1,000.00	449.30	3.65
Based on hypothetical 5% return	1.00%	1,000.00	1,020.16	5.09

DIREXION ANNUAL REPORT

Expense Example (Unaudited)

October 31, 2022

	Annualized Expense Ratio	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period*
Direxion Daily Real Estate Bear 3X Shares
Based on actual fund return	1.02%	$1,000.00	$1,599.10	$6.68
Based on hypothetical 5% return	1.02%	1,000.00	1,020.06	5.19
Direxion Daily Regional Banks Bull 3X Shares
Based on actual fund return	1.01%	1,000.00	1,001.40	5.10
Based on hypothetical 5% return	1.01%	1,000.00	1,020.11	5.14
Direxion Daily Retail Bull 3X Shares
Based on actual fund return	1.05%	1,000.00	549.90	4.10
Based on hypothetical 5% return	1.05%	1,000.00	1,019.91	5.35
Direxion Daily S&P 500® High Beta Bull 3X Shares
Based on actual fund return	1.08%	1,000.00	619.30	4.41
Based on hypothetical 5% return	1.08%	1,000.00	1,019.76	5.50
Direxion Daily S&P 500® High Beta Bear 3X Shares
Based on actual fund return	1.25%	1,000.00	807.10	5.69
Based on hypothetical 5% return	1.25%	1,000.00	1,018.90	6.36
Direxion Daily S&P Biotech Bull 3X Shares
Based on actual fund return	1.26%	1,000.00	913.80	6.08
Based on hypothetical 5% return	1.26%	1,000.00	1,018.85	6.41
Direxion Daily S&P Biotech Bear 3X Shares
Based on actual fund return	1.04%	1,000.00	351.30	3.54
Based on hypothetical 5% return	1.04%	1,000.00	1,019.96	5.30
Direxion Daily Semiconductor Bull 3X Shares
Based on actual fund return	0.99%	1,000.00	403.30	3.50
Based on hypothetical 5% return	0.99%	1,000.00	1,020.21	5.04
Direxion Daily Semiconductor Bear 3X Shares
Based on actual fund return	1.16%	1,000.00	1,056.40	6.01
Based on hypothetical 5% return	1.16%	1,000.00	1,019.36	5.90
Direxion Daily Technology Bull 3X Shares
Based on actual fund return	1.06%	1,000.00	614.60	4.31
Based on hypothetical 5% return	1.06%	1,000.00	1,019.86	5.40
Direxion Daily Technology Bear 3X Shares
Based on actual fund return	1.14%	1,000.00	994.80	5.73
Based on hypothetical 5% return	1.14%	1,000.00	1,019.46	5.80
Direxion Daily Transportation Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	621.40	3.96
Based on hypothetical 5% return	0.97%	1,000.00	1,020.32	4.94
Direxion Daily Utilities Bull 3X Shares
Based on actual fund return	1.25%	1,000.00	761.60	5.55
Based on hypothetical 5% return	1.25%	1,000.00	1,018.90	6.36
Direxion Daily 7-10 Year Treasury Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	764.10	4.27
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Daily 7-10 Year Treasury Bear 3X Shares
Based on actual fund return	1.04%	1,000.00	1,236.70	5.86
Based on hypothetical 5% return	1.04%	1,000.00	1,019.96	5.30
Direxion Daily 20+ Year Treasury Bull 3X Shares
Based on actual fund return	0.93%	1,000.00	491.30	3.50
Based on hypothetical 5% return	0.93%	1,000.00	1,020.52	4.74
Direxion Daily 20+ Year Treasury Bear 3X Shares
Based on actual fund return	1.09%	1,000.00	1,670.00	7.34
Based on hypothetical 5% return	1.09%	1,000.00	1,019.71	5.55

*  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days (the number of days in the period of May 1, 2022 to October 31, 2022), then divided by 365.

DIREXION ANNUAL REPORT

Allocation of Portfolio Holdings (Unaudited)

October 31, 2022

	Cash*	Common Stocks	Investment Companies	Swaps	Total
Direxion Daily Mid Cap Bull 3X Shares	33%	—	59%	8%	100%
Direxion Daily S&P 500® Bull 3X Shares	22%	75%	—	3%	100%
Direxion Daily S&P 500® Bear 3X Shares	91%	—	—	9%	100%
Direxion Daily Small Cap Bull 3X Shares	27%	—	64%	9%	100%
Direxion Daily Small Cap Bear 3X Shares	106%	—	—	(6)%	100%
Direxion Daily FTSE China Bull 3X Shares	102%	—	68%	(70)%	100%
Direxion Daily FTSE China Bear 3X Shares	68%	—	—	32%	100%
Direxion Daily FTSE Europe Bull 3X Shares	70%	—	36%	(6)%	100%
Direxion Daily MSCI Emerging Markets Bull 3X Shares	140%	—	5%	(45)%	100%
Direxion Daily MSCI Emerging Markets Bear 3X Shares	75%	—	—	25%	100%
Direxion Daily MSCI Mexico Bull 3X Shares	41%	—	36%	23%	100%
Direxion Daily MSCI South Korea Bull 3X Shares	63%	—	44%	(7)%	100%
Direxion Daily Aerospace & Defense Bull 3X Shares	16%	63%	—	21%	100%
Direxion Daily Consumer Discretionary Bull 3X Shares	21%	79%	—	0%**	100%
Direxion Daily Dow Jones Internet Bull 3X Shares	45%	67%	—	(12)%	100%
Direxion Daily Dow Jones Internet Bear 3X Shares	65%	—	—	35%	100%
Direxion Daily Financial Bull 3X Shares	34%	58%	—	8%	100%
Direxion Daily Financial Bear 3X Shares	113%	—	—	(13)%	100%
Direxion Daily Healthcare Bull 3X Shares	28%	62%	—	10%	100%
Direxion Daily Homebuilders & Supplies Bull 3X Shares	35%	59%	—	6%	100%
Direxion Daily Industrials Bull 3X Shares	25%	63%	—	12%	100%
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	32%	63%	—	5%	100%
Direxion Daily Real Estate Bull 3X Shares	23%	68%	—	9%	100%
Direxion Daily Real Estate Bear 3X Shares	100%	—	—	0%**	100%
Direxion Daily Regional Banks Bull 3X Shares	24%	65%	—	11%	100%
Direxion Daily Retail Bull 3X Shares	36%	56%	—	8%	100%
Direxion Daily S&P 500® High Beta Bull 3X Shares	22%	70%	—	8%	100%
Direxion Daily S&P 500® High Beta Bear 3X Shares	80%	—	—	20%	100%
Direxion Daily S&P Biotech Bull 3X Shares	33%	58%	—	9%	100%
Direxion Daily S&P Biotech Bear 3X Shares	100%	—	—	0%**	100%
Direxion Daily Semiconductor Bull 3X Shares	51%	72%	—	(23)%	100%
Direxion Daily Semiconductor Bear 3X Shares	75%	—	—	25%	100%
Direxion Daily Technology Bull 3X Shares	40%	68%	—	(8)%	100%
Direxion Daily Technology Bear 3X Shares	74%	—	—	26%	100%
Direxion Daily Transportation Bull 3X Shares	51%	57%	—	(8)%	100%
Direxion Daily Utilities Bull 3X Shares	28%	67%	—	5%	100%
Direxion Daily 7-10 Year Treasury Bull 3X Shares	43%	—	74%	(17)%	100%
Direxion Daily 7-10 Year Treasury Bear 3X Shares	89%	—	—	11%	100%
Direxion Daily 20+ Year Treasury Bull 3X Shares	80%	—	60%	(40)%	100%
Direxion Daily 20+ Year Treasury Bear 3X Shares	78%	—	—	22%	100%

Allocation of Portfolio Holdings reflects percentages of net assets.

*  Cash, cash equivalents and other assets less liabilities.

**  Less than 0.5%.

DIREXION ANNUAL REPORT

Direxion Daily Mid Cap Bull 3X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 59.4%
117,160	iShares Core S&P Mid-Cap ETF (a)	$28,414,815
	TOTAL INVESTMENT COMPANIES (Cost $27,866,243)	$28,414,815
SHORT TERM INVESTMENTS - 40.2%
Money Market Funds - 40.2%
12,474,494	Dreyfus Government Cash Management Institutional Shares, 2.91% (b)	$12,474,494
6,714,708	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (b)	6,714,708
	TOTAL SHORT TERM INVESTMENTS (Cost $19,189,202)	$19,189,202
	TOTAL INVESTMENTS (Cost $47,055,445) - 99.6% (c)	$47,604,017
	Other Assets in Excess of Liabilities - 0.4%	196,591
	TOTAL NET ASSETS - 100.0%	$47,800,608

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at October 31, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $31,757,167.

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P MidCap 400® Index	3.3400% representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	16,480	$38,151,164	$1,855,131
Total return of S&P MidCap 400® Index	3.3400% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	9,654	23,589,479	(146,127)
Total return of S&P MidCap 400® Index	3.4900% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	8,541	20,137,655	571,972
Total return of S&P MidCap 400® Index	3.5800% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	12,585	28,972,857	1,606,934
					$110,851,155	$3,887,910

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily S&P 500® Bull 3X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
COMMON STOCKS - 74.6%
Accommodation - 0.3%
12,539	Caesars Entertainment Inc. (a)	$548,330
15,995	Hilton Worldwide Holdings, Inc.	2,163,484
41,728	Host Hotels & Resorts, Inc.	787,825
19,132	Las Vegas Sands Corp. (a)	727,207
16,094	Marriott International, Inc. Class A	2,576,810
19,059	MGM Resorts International	677,929
		7,481,585
Administrative and Support Services - 1.8%
5,164	Allegion PLC ADR (Ireland)	541,032
87,933	Amcor PLC ADR (United Kingdom)	1,018,264
24,294	Automatic Data Processing, Inc.	5,871,860
2,399	Booking Holdings, Inc. (a)	4,484,882
6,923	Broadridge Financial Solutions, Inc.	1,038,865
7,113	Equifax, Inc.	1,205,938
2,318	FactSet Research System, Inc.	986,286
4,371	FleetCor Technologies, Inc. (a)	813,531
4,593	Gartner, Inc. (a)	1,386,719
17,048	Iron Mountain, Inc.	853,593
8,300	Live Nation Entertainment, Inc. (a)	660,763
9,325	Moody's Corp.	2,469,913
6,417	Robert Half International, Inc.	490,644
13,500	Rollins, Inc.	568,080
95,566	Visa, Inc. Class A	19,797,453
21,974	Waste Management, Inc.	3,480,022
		45,667,845
Air Transportation - 0.2%
7,457	Alaska Air Group, Inc. (a)	331,538
37,959	American Airlines Group, Inc. (a)	538,259
37,473	Delta Air Lines, Inc. (a)	1,271,459
34,669	Southwest Airlines Co. (a)	1,260,218
19,074	United Continental Holdings, Inc. (a)	821,708
		4,223,182
Ambulatory Health Care Services - 0.2%
3,183	DaVita, Inc. (a)	232,391
5,249	Laboratory Corp. of America Holdings	1,164,543
3,376	Molina Healthcare, Inc. (a)	1,211,512
6,808	Quest Diagnostics, Inc.	977,969
70,872	Viatris, Inc.	717,933
		4,304,348
Amusement, Gambling, and Recreation Industries - 0.5%
16,189	Global Payments, Inc.	1,849,755
106,455	The Walt Disney Co. (a)	11,341,716
6,035	Wynn Resorts Ltd. (a)	385,636
		13,577,107
Shares		Fair Value
Apparel Manufacturing - 0.0% (†)
2,498	Ralph Lauren Corp.	$231,540
19,246	VF Corp.	543,699
		775,239
Beverage and Tobacco Product Manufacturing - 1.9%
105,196	Altria Group, Inc.	4,867,419
227,479	Coca-Cola Co.	13,614,618
9,390	Constellation Brands, Inc. Class A	2,320,081
49,571	Keurig Dr Pepper, Inc.	1,925,338
10,988	Molson Coors Brewing Co. Class B	554,125
22,472	Monster Beverage Corp. (a)	2,106,076
80,675	PepsiCo, Inc.	14,648,966
90,586	Philip Morris International, Inc.	8,320,324
		48,356,947
Broadcasting (except Internet) - 0.1%
14,684	Dish Network Corp. (a)	218,939
17,862	FOX Corp. Class A	515,676
8,252	FOX Corp. Class B	224,454
29,594	ViacomCBS, Inc. Class B	542,162
129,061	Warner Bros Discovery, Inc. (a)	1,677,793
		3,179,024
Broadcasting and Content Providers - 0.4%
6,465	Charter Communications, Inc. (a)	2,376,663
257,324	Comcast Corp. Class A	8,167,464
		10,544,127
Building Material and Garden Equipment and Supplies Dealers - 1.0%
37,313	Lowe's Companies, Inc.	7,274,169
3,109	Snap-on, Inc.	690,353
60,073	The Home Depot, Inc.	17,789,418
		25,753,940
Chemical Manufacturing - 6.2%
103,345	AbbVie, Inc.	15,129,708
12,962	Air Products & Chemicals, Inc.	3,245,685
6,931	Albemarle Corp.	1,939,779
31,290	Amgen, Inc.	8,459,251
8,408	Biogen, Inc. (a)	2,383,164
2,387	Bio-Techne Corp.	707,173
124,754	Bristol-Myers Squibb Co.	9,664,692
10,527	Catalent, Inc. (a)	691,940
5,827	Celanese Corp.	560,091
11,710	CF Industries Holdings, Inc.	1,244,305
14,181	Church & Dwight Co., Inc.	1,051,238
7,142	Clorox Co.	1,043,018
48,702	Colgate-Palmolive Co.	3,596,156
29,199	DuPont de Nemours, Inc.	1,670,183
7,133	Eastman Chemical Co.	547,886
14,454	Ecolab, Inc.	2,270,290
46,088	Eli Lilly and Company	16,688,004
7,356	FMC Corp.	874,628
73,261	Gilead Sciences, Inc.	5,748,058
10,771	Incyte Corp. (a)	800,716

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily S&P 500® Bull 3X Shares

Schedule of Investments, continued

October 31, 2022

Shares		Fair Value
Chemical Manufacturing (continued)
14,917	International Flavors & Fragrances, Inc.	$1,456,048
19,703	Kimberly-Clark Corp.	2,452,235
29,110	Linde PLC ADR (Ireland)	8,655,858
14,842	LyondellBasell Industries N.V. Class A ADR (Netherlands)	1,134,671
148,121	Merck & Co., Inc.	14,989,845
20,161	Mosaic Co.	1,083,654
14,844	Organon & Co.	388,616
327,928	Pfizer, Inc.	15,265,048
13,766	PPG Industries, Inc.	1,571,802
139,596	Procter & Gamble Co.	18,799,393
6,338	Regeneron Pharmaceuticals, Inc. (a)	4,745,577
8,415	Sealed Air Corp.	400,722
14,959	Vertex Pharmaceuticals, Inc. (a)	4,667,208
4,340	West Pharmaceutical Services, Inc.	998,634
27,332	Zoetis, Inc.	4,121,119
		159,046,395
Clothing and Clothing Accessories Stores - 0.2%
13,286	Bath & Body Works, Inc.	443,486
68,407	TJX Companies, Inc.	4,932,145
		5,375,631
Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.1%
20,384	Ross Stores, Inc.	1,950,545
Computer and Electronic Product Manufacturing - 14.4%
2,570	Abiomed, Inc. (a)	647,846
94,389	Advanced Micro Devices, Inc. (a)	5,669,003
17,448	Agilent Technologies, Inc.	2,413,931
350,415	Alphabet, Inc. Class A (a)	33,117,722
313,325	Alphabet, Inc. Class C (a)	29,659,344
13,417	AMETEK, Inc.	1,739,648
34,684	Amphenol Corp. Class A	2,630,088
30,337	Analog Devices, Inc.	4,326,663
882,877	Apple, Inc.	135,380,359
14,411	Arista Networks, Inc. (a)	1,741,713
1,246	Bio-Rad Laboratories, Inc. (a)	438,231
23,570	Broadcom, Inc.	11,080,728
242,008	Cisco Systems, Inc.	10,994,423
38,283	Danaher Corp.	9,634,683
7,866	Enphase Energy, Inc. (a)	2,414,862
38,171	Fortinet, Inc. (a)	2,181,854
20,751	Fortive Corp.	1,325,989
14,627	Hologic, Inc. (a)	991,711
53,198	HP, Inc.	1,469,329
4,882	IDEXX Laboratories, Inc. (a)	1,755,958
9,187	Illumina, Inc. (a)	2,102,169
239,945	Intel Corp.	6,821,636
52,785	International Business Machines Corp.	7,299,638
10,593	Keysight Technologies, Inc. (a)	1,844,771
11,228	L3 Harris Technologies, Inc.	2,767,365
Shares		Fair Value
Computer and Electronic Product Manufacturing (continued)
32,232	Microchip Technology, Inc.	$1,990,004
64,433	Micron Technology, Inc.	3,485,825
2,539	Monolithic Power Systems, Inc.	861,864
9,678	Motorola Solutions, Inc.	2,416,693
12,827	NetApp, Inc.	888,526
8,417	Northrop Grumman Corp.	4,621,017
146,334	NVIDIA Corp. (a)	19,750,700
15,347	NXP Semiconductors NV ADR (Netherlands)	2,241,890
25,332	ON Semiconductor Corp. (a)	1,556,145
24,518	Otis Worldwide Corp.	1,731,952
7,362	PerkinElmer, Inc.	983,416
6,033	Qorvo, Inc. (a)	519,321
65,576	Qualcomm, Inc.	7,715,672
86,180	Raytheon Technologies Corp.	8,171,588
6,173	Roper Technologies, Inc.	2,558,955
11,387	Seagate Technology Holdings PLC ADR (Ireland)	565,478
9,419	Skyworks Solutions, Inc.	810,128
3,179	SolarEdge Technologies, Inc. (a)	731,265
9,076	Teradyne, Inc.	738,333
53,385	Texas Instruments, Inc.	8,575,233
22,875	Thermo Fisher Scientific, Inc.	11,757,064
14,448	Trimble, Inc. (a)	869,192
3,555	Waters Corp. (a)	1,063,549
18,336	Western Digital Corp. (a)	630,208
3,064	Zebra Technologies Corp. Class A (a)	867,786
		366,551,468
Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.2%
37,350	Fiserv, Inc. (a)	3,837,339
Construction of Buildings - 0.1%
18,457	D.R. Horton, Inc.	1,418,974
14,917	Lennar Corp. Class A	1,203,802
92	NVR, Inc. (a)	389,873
13,539	PulteGroup, Inc.	541,425
		3,554,074
Couriers and Messengers - 0.4%
13,912	FedEx Corp.	2,229,815
42,778	United Parcel Service, Inc. Class B	7,176,865
		9,406,680
Credit Intermediation and Related Activities - 4.1%
35,025	American Express Co.	5,199,461
408,522	Bank of America Corp.	14,723,133
42,960	Bank of New York Mellon Corp.	1,809,046
113,228	Citigroup, Inc.	5,192,636
28,936	Citizens Financial Group, Inc.	1,183,482
7,671	Comerica, Inc.	540,805
15,950	Discover Financial Services	1,666,137
35,510	Fidelity National Information Services, Inc.	2,946,975
40,123	Fifth Third Bancorp	1,431,990

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily S&P 500® Bull 3X Shares

Schedule of Investments, continued

October 31, 2022

Shares		Fair Value
Credit Intermediation and Related Activities (continued)
10,705	First Republic Bank	$1,285,671
84,310	Huntington Bancshares, Inc.	1,279,826
171,348	JPMorgan Chase & Co.	21,569,286
54,517	KeyCorp	974,219
10,198	M&T Bank Corp.	1,717,037
49,855	MasterCard, Inc. Class A	16,361,414
12,157	Northern Trust Corp.	1,025,443
23,889	PNC Financial Services Group, Inc.	3,865,957
54,581	Regions Financial Corp.	1,198,053
3,701	Signature Bank	586,720
21,457	State Street Corp.	1,587,818
3,445	SVB Financial Group (a)	795,657
28,129	Synchrony Financial	1,000,267
77,528	Truist Financial Corp.	3,472,479
79,041	U.S. Bancorp	3,355,290
221,718	Wells Fargo & Co.	10,196,811
8,847	Zions Bancorp	459,513
		105,425,126
Data Processing, Hosting and Related Services - 0.1%
23,121	CoStar Group, Inc. (a)	1,912,569
Electrical Equipment, Appliance, and Component Manufacturing - 0.3%
7,566	A.O. Smith Corp.	414,465
34,516	Emerson Electric Co.	2,989,086
3,728	Generac Holdings, Inc. (a)	432,113
6,746	Rockwell Automation, Inc.	1,722,254
18,766	TE Connectivity Ltd. ADR (Switzerland)	2,293,768
3,143	Whirlpool Corp.	434,488
		8,286,174
Electronics and Appliance Stores - 0.0% (†)
11,769	Best Buy Co., Inc.	805,117
Fabricated Metal Product Manufacturing - 0.2%
18,415	Ball Corp.	909,517
15,306	Nucor Corp.	2,010,902
9,592	Pentair PLC ADR (Ireland)	411,976
8,738	Stanley Black & Decker, Inc.	685,846
		4,018,241
Food and Beverage Stores - 0.1%
37,996	Kroger Co.	1,796,831
Food Manufacturing - 0.8%
32,741	Archer-Daniels-Midland Co.	3,175,222
11,805	Campbell Soup Co.	624,602
34,771	General Mills, Inc.	2,836,618
16,888	Hormel Foods Corp.	784,448
14,919	Kellogg Co.	1,146,078
8,372	Lamb Weston Holdings, Inc.	721,834
14,664	McCormick & Co, Inc.	1,153,177
80,089	Mondelez International, Inc.	4,923,872
8,563	The Hershey Co.	2,044,587
6,211	The J.M. Smucker Co.	935,749
46,508	The Kraft Heinz Co.	1,789,163
16,882	Tyson Foods, Inc. Class A	1,153,885
		21,289,235
Shares		Fair Value
Food Services and Drinking Places - 1.0%
1,734	Chipotle Mexican Grill, Inc. (a)	$2,598,104
5,004	Cintas Corp.	2,139,460
7,122	Darden Restaurants, Inc.	1,019,443
2,034	Domino's Pizza, Inc. (a)	675,776
42,946	McDonald's Corp.	11,709,657
67,090	Starbucks Corp.	5,809,323
16,600	Yum! Brands, Inc.	1,962,950
		25,914,713
Funds, Trusts, and Other Financial Vehicles - 0.1%
8,988	Garmin Ltd. ADR (Switzerland)	791,304
13,207	T. Rowe Price Group, Inc.	1,402,055
		2,193,359
Gasoline Stations - 0.7%
105,198	Chevron Corp.	19,030,318
General Merchandise Retailers - 2.7%
518,003	Amazon.com, Inc. (a)	53,064,227
25,931	Costco Wholesale Corp.	13,004,396
12,403	Dollar Tree, Inc. (a)	1,965,876
32,120	eBay, Inc.	1,279,661
		69,314,160
General Merchandise Stores - 0.8%
13,249	Dollar General Corp.	3,379,158
27,108	Target Corp.	4,452,489
83,237	Wal-Mart Stores, Inc.	11,847,122
		19,678,769
Health and Personal Care Stores - 0.4%
76,648	CVS Health Corp.	7,258,566
3,064	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,284,950
41,915	Walgreens Boots Alliance, Inc.	1,529,897
		10,073,413
Hospitals - 0.1%
12,588	HCA Healthcare, Inc.	2,737,512
3,792	Universal Health Services, Inc. Class B	439,379
		3,176,891
Insurance Carriers and Related Activities - 5.0%
33,507	Aflac, Inc.	2,181,641
15,866	Allstate Corp.	2,003,082
44,463	American International Group, Inc.	2,534,391
12,404	AON PLC ADR (United Kingdom)	3,491,602
21,600	Arch Capital Group Ltd. ADR (a)	1,242,000
12,306	Arthur J. Gallagher & Co.	2,302,206
3,106	Assurant, Inc.	421,981
105,341	Berkshire Hathaway, Inc. Class B (a)	31,085,076
13,697	Brown & Brown, Inc.	805,247
33,399	Centene Corp. (a)	2,843,257
24,380	Chubb Limited ADR (Switzerland)	5,239,018
17,826	Cigna Corp.	5,758,868
9,385	Cincinnati Financial Corp.	969,658

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily S&P 500® Bull 3X Shares

Schedule of Investments, continued

October 31, 2022

Shares		Fair Value
Insurance Carriers and Related Activities (continued)
14,066	Elevance Health, Inc.	$7,690,867
2,387	Everest Re Group Ltd. ADR	770,189
5,258	Globe Life, Inc.	607,404
18,917	Hartford Financial Services Group, Inc.	1,369,780
7,410	Humana, Inc.	4,135,373
9,005	Lincoln National Corp.	485,099
11,763	Loews Corp.	670,726
29,144	Marsh & McLennan Companies, Inc.	4,706,465
39,097	MetLife, Inc.	2,862,291
13,542	Principal Financial Group, Inc.	1,193,456
34,104	Progressive Corp.	4,378,954
21,761	Prudential Financial, Inc.	2,289,040
13,856	Travelers Companies, Inc.	2,555,878
54,689	UnitedHealth Group, Inc.	30,360,598
11,955	W.R. Berkley Corp.	889,213
6,436	Willis Towers Watson PLC ADR (Ireland) (a)	1,404,400
		127,247,760
Leather and Allied Product Manufacturing - 0.3%
73,717	NIKE, Inc. Class B	6,832,092
14,718	Tapestry, Inc.	466,266
		7,298,358
Machinery Manufacturing - 1.6%
50,826	Applied Materials, Inc.	4,487,428
59,025	Baker Hughes Co.	1,632,631
49,203	Carrier Global Corp.	1,956,311
30,881	Caterpillar, Inc.	6,684,501
8,265	Cummins, Inc.	2,020,875
16,219	Deere & Co.	6,419,805
64,059	General Electric Co.	4,984,431
4,386	IDEX Corp.	975,052
23,544	Ingersoll Rand, Inc.	1,188,972
8,008	Lam Research Corp.	3,241,478
1,276	Mettler-Toledo International, Inc. (a)	1,614,051
3,132	Nordson Corp.	704,700
7,563	Parker Hannifin Corp.	2,197,959
13,502	Trane Technologies PLC ADR (Ireland)	2,155,324
10,607	Xylem, Inc.	1,086,475
		41,349,993
Management of Companies and Enterprises - 0.5%
102,305	Abbott Laboratories	10,122,057
22,454	Capital One Financial Corp.	2,380,573
57,698	Carnival Corp. ADR (Panama) (a)	522,744
24,620	Norwegian Cruise Line Holdings Ltd. ADR (a)	415,832
		13,441,206
Merchant Wholesalers, Durable Goods - 0.5%
12,515	Copart, Inc. (a)	1,439,475
33,569	Fastenal Co.	1,622,390
7,597	Fortune Brands Home & Security, Inc.	458,251
7,927	Henry Schein, Inc. (a)	542,682
Shares		Fair Value
Merchant Wholesalers, Durable Goods (continued)
2,411	Huntington Ingalls Industries, Inc.	$619,796
40,296	Johnson Controls International PLC ADR (Ireland)	2,330,721
8,284	KLA-Tencor Corp.	2,621,472
15,274	LKQ Corp.	849,845
3,091	Mohawk Industries, Inc. (a)	292,872
2,398	Pool Corp.	729,544
2,567	W.W. Grainger, Inc.	1,500,026
14,843	WestRock Co.	505,553
		13,512,627
Merchant Wholesalers, Nondurable Goods - 0.7%
9,024	AmerisourceBergen Corp.	1,418,753
10,712	Brown Forman Corp. Class B	728,416
15,933	Cardinal Health, Inc.	1,209,315
28,024	ConAgra Brands, Inc.	1,028,481
16,513	Illinois Tool Works, Inc.	3,526,021
8,369	McKesson Corp.	3,258,638
29,770	Sysco Corp.	2,576,891
13,780	The Sherwin Williams Co.	3,100,913
		16,847,428
Mining (except Oil and Gas) - 0.3%
83,553	Freeport-McMoRan Copper & Gold, Inc.	2,647,795
3,683	Martin Marietta Materials, Inc.	1,237,414
46,382	Newmont Mining Corp.	1,962,886
7,731	Vulcan Materials Co.	1,265,565
		7,113,660
Miscellaneous Manufacturing - 2.9%
32,283	3M Co.	4,060,879
4,270	Align Technology, Inc. (a)	829,661
29,509	Baxter International, Inc.	1,603,814
16,618	Becton, Dickinson & Co.	3,921,350
83,674	Boston Scientific Corp. (a)	3,607,186
12,583	Dentsply Sirona, Inc.	387,808
22,932	DexCom, Inc. (a)	2,769,727
8,346	Dover Corp.	1,090,739
36,171	Edwards Lifesciences Corp. (a)	2,619,866
13,542	Estee Lauder Companies, Inc. Class A	2,715,036
7,623	Hasbro, Inc.	497,401
20,871	Intuitive Surgical, Inc. (a)	5,144,075
153,594	Johnson & Johnson	26,720,748
77,573	Medtronic PLC ADR (Ireland)	6,775,226
8,570	ResMed, Inc.	1,917,023
5,840	Steris PLC ADR (Ireland)	1,007,867
19,685	Stryker Corp.	4,512,589
2,736	Teleflex, Inc.	587,036
12,405	Textron, Inc.	848,998
2,957	The Cooper Companies, Inc.	808,414
12,295	Zimmer Biomet Holdings, Inc.	1,393,638
		73,819,081
Miscellaneous Store Retailers - 0.1%
6,472	Tractor Supply Co.	1,422,351
The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily S&P 500® Bull 3X Shares

Schedule of Investments, continued

October 31, 2022

Shares		Fair Value
Motion Picture and Sound Recording Industries - 0.3%
26,014	Netflix, Inc. (a)	$7,592,966
9,079	Take-Two Interactive Software, Inc. (a)	1,075,680
		8,668,646
Motor Vehicle and Parts Dealers - 0.3%
3,599	Advance Auto Parts, Inc.	683,522
1,181	AutoZone, Inc. (a)	2,991,331
9,351	CarMax, Inc. (a)	589,207
3,720	O'Reilly Automotive, Inc. (a)	3,114,272
		7,378,332
National Security and International Affairs - 0.0% (†)
7,995	Leidos Holdings, Inc.	812,212
Nonmetallic Mineral Product Manufacturing - 0.1%
44,471	Corning, Inc.	1,430,632
Nonstore Retailers - 0.0% (†)
7,408	Etsy, Inc. (a)	695,685
Oil and Gas Extraction - 0.8%
19,068	APA Corp.	866,831
46,478	Coterra Energy, Inc.	1,446,860
38,192	Devon Energy Corp.	2,954,151
48,614	Dominion Energy, Inc.	3,401,522
34,247	EOG Resources, Inc.	4,675,401
21,596	EQT Corp.	903,577
39,653	Marathon Oil Corp.	1,207,434
43,542	Occidental Petroleum Corp.	3,161,149
28,066	Phillips 66	2,927,003
		21,543,928
Paper Manufacturing - 0.0% (†)
5,500	Packaging Corp of America	661,155
Performing Arts, Spectator Sports, and Related Industries - 0.2%
41,622	Activision Blizzard, Inc.	3,030,082
15,424	Electronic Arts, Inc.	1,942,807
		4,972,889
Petroleum and Coal Products Manufacturing - 1.7%
74,328	ConocoPhillips	9,372,018
243,489	Exxon Mobil Corp.	26,981,016
29,137	Marathon Petroleum Corp.	3,310,546
23,055	Valero Energy Corp.	2,894,555
		42,558,135
Pipeline Transportation - 0.1%
71,190	Williams Companies, Inc.	2,330,049
Plastics and Rubber Products Manufacturing - 0.0% (†)
4,723	Avery Dennison Corp.	800,784
21,991	Newell Rubbermaid, Inc.	303,696
		1,104,480
Primary Metal Manufacturing - 0.0% (†)
21,580	Howmet Aerospace, Inc. (a)	767,169
Professional, Scientific, and Technical Services - 2.2%
37,006	Accenture PLC Class A ADR (Ireland)	10,506,003
7,857	CDW Corp.	1,357,768
Shares		Fair Value
Professional, Scientific, and Technical Services (continued)
3,032	Charles River Laboratories International, Inc. (a)	$643,542
30,267	Cognizant Technology Solutions Corp. Class A	1,884,121
13,419	DXC Technology Co. (a)	385,796
23,257	Eaton Corp PLC ADR (Ireland)	3,490,178
3,339	EPAM Systems, Inc. (a)	1,168,650
7,770	Extra Space Storage, Inc.	1,378,709
3,467	F5 Networks, Inc. (a)	495,469
21,172	International Paper Co.	711,591
22,828	Interpublic Group of Companies, Inc.	680,046
10,836	IQVIA Holdings, Inc. (a)	2,271,984
4,277	Jack Henry & Associates, Inc.	851,380
7,553	Jacobs Solutions, Inc.	870,257
18,912	Juniper Networks, Inc.	578,707
16,549	Match Group, Inc. (a)	714,917
133,274	Meta Platforms, Inc. (a)	12,415,806
19,667	Moderna, Inc. (a)	2,956,540
11,976	Omnicom Group, Inc.	871,254
18,702	Paychex, Inc.	2,212,634
2,764	Paycom Software, Inc. (a)	956,344
11,878	ServiceNow, Inc. (a)	4,997,550
2,728	Teledyne Technologies, Inc. (a)	1,085,689
5,470	VeriSign, Inc. (a)	1,096,516
9,136	Verisk Analytics, Inc. Class A	1,670,335
		56,251,786
Publishing Industries - 4.9%
27,343	Adobe Systems, Inc. (a)	8,708,745
5,141	ANSYS, Inc. (a)	1,136,984
12,646	Autodesk, Inc. (a)	2,710,038
15,978	Cadence Design Systems, Inc. (a)	2,418,909
16,560	Intuit, Inc.	7,079,400
435,792	Microsoft Corp.	101,160,397
8,933	Synopsys, Inc. (a)	2,613,349
		125,827,822
Publishing Industries (except Internet) - 0.9%
9,353	Akamai Technologies, Inc. (a)	826,150
8,935	Ceridian HCM Holding, Inc. (a)	591,408
75,799	Hewlett Packard Enterprise Co.	1,081,652
22,572	News Corp. Class A	380,790
7,012	News Corp. Class B	120,116
34,621	NortonLifeLock, Inc. (a)	780,011
88,732	Oracle Corp.	6,927,307
6,167	PTC, Inc. (a)	726,658
58,136	Salesforce.com, Inc. (a)	9,452,332
2,453	Tyler Technologies, Inc. (a)	793,128
		21,679,552
Rail Transportation - 0.4%
125,145	CSX Corp.	3,636,714
36,565	Union Pacific Corp.	7,208,424
		10,845,138

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily S&P 500® Bull 3X Shares

Schedule of Investments, continued

October 31, 2022

Shares		Fair Value
Real Estate - 1.7%
8,761	Alexandria Real Estate Equities, Inc.	$1,272,973
27,207	American Tower Corp.	5,637,018
8,208	AvalonBay Communities, Inc.	1,437,385
8,329	Boston Properties, Inc.	605,518
6,213	Camden Property Trust	717,912
18,778	CBRE Group, Inc. Class A (a)	1,332,111
25,312	Crown Castle International Corp.	3,373,077
16,747	Digital Realty Trust, Inc.	1,678,887
19,730	Equity Residential	1,243,385
3,772	Essex Property Trust, Inc.	838,289
4,275	Federal Realty Investment Trust	423,140
31,520	Healthpeak Properties, Inc.	747,970
33,884	Invitation Homes, Inc.	1,073,784
36,161	Kimco Realty Corp.	773,122
6,739	Mid-America Apartment Communities, Inc.	1,061,056
53,940	Prologis, Inc.	5,973,855
9,327	Public Storage	2,889,038
36,061	Realty Income Corp.	2,245,519
8,957	Regency Centers Corp.	541,988
19,093	Simon Property Group, Inc.	2,080,755
17,829	UDR, Inc.	708,881
23,380	Ventas, Inc.	914,860
56,191	VICI Properties, Inc.	1,799,236
9,441	Vornado Realty Trust	222,713
27,053	Welltower, Inc.	1,651,315
43,283	Weyerhaeuser Co.	1,338,743
		42,582,530
Rental and Leasing Services - 0.1%
4,075	United Rentals, Inc. (a)	1,286,518
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.0%
6,381	Ameriprise Financial, Inc.	1,972,495
8,835	BlackRock, Inc.	5,706,615
6,178	CBOE Holdings, Inc.	769,161
89,247	Charles Schwab Corp.	7,110,309
20,944	CME Group, Inc.	3,629,595
41,984	Dow, Inc.	1,962,332
16,582	Franklin Resources, Inc.	388,848
20,050	Goldman Sachs Group, Inc.	6,907,426
32,634	IntercontinentalExchange, Inc.	3,118,831
26,567	Invesco Ltd. ADR	407,006
2,194	MarketAxess Holdings, Inc. (a)	535,424
78,213	Morgan Stanley	6,426,762
4,661	MSCI, Inc. Class A	2,185,356
19,772	NASDAQ OMX Group, Inc.	1,230,609
11,365	Raymond James Financial, Inc.	1,342,661
19,902	S&P Global, Inc.	6,393,518
		50,086,948
Specialty Trade Contractors - 0.0% (†)
8,346	Quanta Services, Inc.	1,185,466
Support Activities for Agriculture and Forestry - 0.1%
41,994	Corteva, Inc.	2,743,888
Shares		Fair Value
Support Activities for Mining - 0.6%
10,278	Diamondback Energy, Inc.	$1,614,777
53,008	Halliburton Co.	1,930,551
16,296	Hess Corp.	2,299,040
14,003	Pioneer Natural Resources Co.	3,590,509
82,615	Schlumberger Ltd. ADR (Curaco)	4,298,458
13,234	Targa Resources Corp.	904,809
		14,638,144
Support Activities for Transportation - 0.3%
7,166	C.H. Robinson Worldwide, Inc.	700,261
8,857	Expedia, Inc. (a)	827,864
9,540	Expeditors International of Washington, Inc.	933,489
4,871	J.B. Hunt Transport Services, Inc.	833,282
13,772	Norfolk Southern Corp.	3,140,980
		6,435,876
Telecommunications - 1.3%
416,439	AT&T, Inc.	7,591,683
5,274	Equinix, Inc.	2,987,405
55,690	Lumen Technologies, Inc.	409,878
67,629	PayPal Holdings, Inc. (a)	5,652,432
6,371	SBA Communications Corp.	1,719,533
35,156	T-Mobile US, Inc. (a)	5,328,243
245,271	Verizon Communications, Inc.	9,165,777
		32,854,951
Transportation Equipment Manufacturing - 2.8%
15,887	Aptiv PLC ADR (United Kingdom) (a)	1,446,829
32,629	Boeing Co. (a)	4,649,959
13,850	BorgWarner, Inc.	519,790
230,756	Ford Motor Co.	3,085,208
13,155	General Dynamics Corp.	3,286,119
85,156	General Motors Co.	3,342,373
39,359	Honeywell International, Inc.	8,030,023
13,798	Lockheed Martin Corp.	6,715,211
20,290	Paccar, Inc.	1,964,681
155,528	Tesla Motors, Inc. (a)	35,388,841
3,055	TransDigm Group, Inc.	1,758,947
10,664	Wabtec Corp.	994,738
		71,182,719
Truck Transportation - 0.1%
5,323	Old Dominion Freight Line, Inc.	1,461,696
Utilities - 2.2%
39,064	AES Corp.	1,021,914
14,682	Alliant Energy Corp.	765,960
15,086	Ameren Corp.	1,229,811
30,013	American Electric Power Co., Inc.	2,638,743
10,682	American Water Works Co., Inc.	1,552,522
8,218	Atmos Energy Corp.	875,628
36,714	CenterPoint Energy, Inc.	1,050,387
17,019	CMS Energy Corp.	970,934
20,731	Consolidated Edison, Inc.	1,823,499
19,077	Constellation Energy Corp.	1,803,540

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily S&P 500® Bull 3X Shares

Schedule of Investments, continued

October 31, 2022

Shares		Fair Value
Utilities (continued)
11,340	DTE Energy Co.	$1,271,327
44,945	Duke Energy Corp.	4,187,975
22,286	Edison International	1,338,051
11,901	Entergy Corp.	1,275,073
13,417	Evergy, Inc.	820,181
20,270	Eversource Energy	1,546,196
57,874	Exelon Corp.	2,233,358
31,694	FirstEnergy Corp.	1,195,181
115,847	Kinder Morgan, Inc.	2,099,148
114,817	NextEra Energy, Inc.	8,898,317
23,729	NiSource, Inc.	609,598
13,774	NRG Energy, Inc.	611,566
26,096	ONEOK, Inc.	1,548,015
93,976	PG&E Corp. (a)	1,403,062
6,540	Pinnacle West Capital Corp.	439,553
42,974	PPL Corp.	1,138,381
29,145	Public Service Enterprise Group, Inc.	1,634,160
18,404	Sempra Energy	2,777,900
62,115	Southern Co.	4,067,290
18,431	WEC Energy Group, Inc.	1,683,303
31,976	Xcel Energy, Inc.	2,081,957
		56,592,530
Waste Management and Remediation Services - 0.1%
11,990	Republic Services, Inc.	1,590,114
Water Transportation - 0.0% (†)
12,717	Royal Caribbean Cruises Ltd. ADR (Liberia) (a)	678,833
Wholesale Electronic Markets and Agents and Brokers - 0.1%
8,281	Genuine Parts Co.	1,472,859
Wood Product Manufacturing - 0.0% (†)
13,214	Masco Corp.	611,412
	TOTAL COMMON STOCKS (Cost $1,842,980,614)	$1,901,484,950
SHORT TERM INVESTMENTS - 28.9%
Money Market Funds - 28.9%
379,089,825	Dreyfus Government Cash Management Institutional Shares, 2.91% (b)	$379,089,825
104,629,645	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.01% (b)	104,629,645
72,875,355	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.07% (b)	72,875,355
Shares		Fair Value
Money Market Funds (continued)
178,438,827	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (b)	$178,438,827
	TOTAL SHORT TERM INVESTMENTS (Cost $735,033,652)	$735,033,652
	TOTAL INVESTMENTS (Cost $2,578,014,266) - 103.5% (c)	$2,636,518,602
	Liabilities in Excess of Other Assets - (3.5)%	(89,890,887)
	TOTAL NET ASSETS - 100.0%	$2,546,627,715

Percentages are stated as a percent of net assets.

(†)  Less than 0.005%.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at October 31, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,742,714,625.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily S&P 500® Bull 3X Shares

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P 500® Index	3.5100% representing 1 month SOFR rate + spread	Barclays	12/7/2022	234,570	$876,928,015	$29,471,067
Total return of S&P 500® Index	3.2900% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	291,923	1,148,419,813	(20,250,165)
Total return of S&P 500® Index	3.4900% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	160,000	620,144,745	(2,820,802)
Total return of S&P 500® Index	3.6100% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	160,036	605,604,932	12,510,889
Total return of S&P 500® Index	3.6900% representing 1 month SOFR rate + spread	BNP Paribas	12/15/2022	235,000	892,825,685	14,117,818
Total return of S&P 500® Index	3.3900% representing 1 month SOFR rate + spread	J.P. Morgan	2/10/2023	178,214	664,958,330	23,956,077
Total return of S&P 500® Index	3.5400% representing 1 month SOFR rate + spread	Goldman Sachs	12/6/2023	222,348	853,154,545	7,488,466
					$5,662,036,065	$64,473,350

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily S&P 500® Bear 3X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 116.1%
Money Market Funds - 116.1%
525,222,896	Dreyfus Government Cash Management Institutional Shares, 2.91% (a)	$525,222,896
119,037,102	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.01% (a)	119,037,102
128,264,053	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.07% (a)	128,264,053
257,983,799	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (a)	257,983,799
	TOTAL SHORT TERM INVESTMENTS (Cost $1,030,507,850) (b)	$1,030,507,850
	TOTAL INVESTMENTS (Cost $1,030,507,850) - 116.1%	$1,030,507,850
	Liabilities in Excess of Other Assets - (16.1)%	(142,796,818)
	TOTAL NET ASSETS - 100.0%	$887,711,032

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $576,634,147.

Short Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
3.1400% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	J.P. Morgan	12/6/2022	83,776	$320,156,909	$(3,933,681)
3.3700% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Barclays	12/7/2022	129,311	476,583,965	(23,586,877)
3.3400% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Goldman Sachs	12/9/2022	107,749	439,242,176	23,007,730
3.0900% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Citibank N.A.	12/13/2022	50,173	206,685,104	12,667,408
3.2900% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Bank of America Merrill Lynch	12/13/2022	150,635	612,511,557	30,135,000
3.3600% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	UBS Securities LLC	12/14/2022	90,553	374,727,305	25,094,939
3.0800% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	BNP Paribas	12/15/2022	75,611	306,354,940	14,283,223
					$2,736,261,956	$77,667,742

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Small Cap Bull 3X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 63.8%
4,238,047	iShares Russell 2000 ETF (a)(b)	$776,961,157
	TOTAL INVESTMENT COMPANIES (Cost $781,423,495)	$776,961,157
SHORT TERM INVESTMENTS - 51.3%
Money Market Funds - 51.3%
416,856,832	Dreyfus Government Cash Management Institutional Shares, 2.91% (c)(d)	$416,856,832
208,205,600	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (c)	208,205,600
	TOTAL SHORT TERM INVESTMENTS (Cost $625,062,432)	$625,062,432
	TOTAL INVESTMENTS (Cost $1,406,485,927) - 115.1% (e)	$1,402,023,589
	Liabilities in Excess of Other Assets - (15.1)%	(184,560,788)
	TOTAL NET ASSETS - 100.0%	$1,217,462,801

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at October 31, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $903,964,905.

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Russell 2000® Index	3.3400% representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	119,346	$227,336,826	$(7,863,248)
Total return of Russell 2000® Index	3.3900% representing 1 month SOFR rate + spread	Barclays	12/7/2022	274,391	482,149,890	23,585,387
Total return of Russell 2000® Index	3.2800% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	288,843	501,163,484	31,222,391
Total return of Russell 2000® Index	2.7900% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	376,783	659,950,141	35,014,630
Total return of Russell 2000® Index	3.6500% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	187,823	322,519,044	23,326,310
Total return of Russell 2000® Index	3.3800% representing 1 month SOFR rate + spread	BNP Paribas	12/15/2022	309,782	560,385,859	9,803,049
					$2,753,505,244	$115,088,519

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Small Cap Bear 3X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 105.0%
Money Market Funds - 105.0%
359,595,629	Dreyfus Government Cash Management Institutional Shares, 2.91% (a)	$359,595,629
54,630,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.07% (a)	54,630,000
160,166,049	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (a)	160,166,049
	TOTAL SHORT TERM INVESTMENTS (Cost $574,391,678) (b)	$574,391,678
	TOTAL INVESTMENTS (Cost $574,391,678) - 105.0%	$574,391,678
	Liabilities in Excess of Other Assets - (5.0)%	(27,226,513)
	TOTAL NET ASSETS - 100.0%	$547,165,165

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $331,195,685.

Short Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
3.0400% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	J.P. Morgan	12/6/2022	83,806	$153,519,848	$(926,559)
2.9900% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	Citibank N.A.	12/13/2022	211,911	391,951,647	1,382,280
2.5900% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	Bank of America Merrill Lynch	12/13/2022	150,576	270,078,039	(7,724,980)
3.3100% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	UBS Securities LLC	12/14/2022	132,301	231,632,440	(12,245,805)
3.1800% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	BNP Paribas	12/15/2022	187,854	346,674,065	662,785
2.9900% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	Barclays	10/18/2023	122,345	214,216,367	(11,471,112)
					$1,608,072,406	$(30,323,391)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily FTSE China Bull 3X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 68.3%
7,087,127	iShares China Large-Cap ETF (a)	$148,475,311
	TOTAL INVESTMENT COMPANIES (Cost $177,421,335)	$148,475,311
SHORT TERM INVESTMENTS - 121.0%
Money Market Funds - 121.0%
191,577,340	Dreyfus Government Cash Management Institutional Shares, 2.91% (b)	$191,577,340
22,310,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.07% (b)	22,310,000
49,196,104	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (b)	49,196,104
	TOTAL SHORT TERM INVESTMENTS (Cost $263,083,444)	$263,083,444
	TOTAL INVESTMENTS (Cost $440,504,779) - 189.3% (c)	$411,558,755
	Liabilities in Excess of Other Assets - (89.3)%	(194,201,513)
	TOTAL NET ASSETS - 100.0%	$217,357,242

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at October 31, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $327,317,308.

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares China Large-Cap ETF	3.7900% representing 1 month SOFR rate + spread	Barclays	12/7/2022	3,239,594	$91,586,775	$(24,238,986)
Total return of iShares China Large-Cap ETF	3.5400% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	6,526,688	177,293,625	(41,234,531)
Total return of iShares China Large-Cap ETF	3.3200% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	10,572,930	259,867,981	(38,833,464)
Total return of iShares China Large-Cap ETF	3.4300% representing 1 month SOFR rate + spread	BNP Paribas	12/15/2022	3,699,548	123,929,990	(47,741,555)
					$652,678,371	$(152,048,536)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily FTSE China Bear 3X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 106.8%
Money Market Funds - 106.8%
136,290,030	Dreyfus Government Cash Management Institutional Shares, 2.91% (a)	$136,290,030
14,810,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.01% (a)	14,810,000
29,401,321	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (a)	29,401,321
	TOTAL SHORT TERM INVESTMENTS (Cost $180,501,351) (b)	$180,501,351
	TOTAL INVESTMENTS (Cost $180,501,351) - 106.8%	$180,501,351
	Liabilities in Excess of Other Assets - (6.8)%	(11,553,297)
	TOTAL NET ASSETS - 100.0%	$168,948,054

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $117,126,620.

Short Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
3.3400% representing 1 month SOFR rate + spread	Total return of iShares China Large-Cap ETF	Bank of America Merrill Lynch	12/13/2022	3,618,911	$116,420,366	$41,576,669
2.5400% representing 1 month SOFR rate + spread	Total return of iShares China Large-Cap ETF	Goldman Sachs	11/27/2023	3,000,000	64,580,312	1,762,028
3.0500% representing 1 month SOFR rate + spread	Total return of iShares China Large-Cap ETF	UBS Securities LLC	12/13/2023	13,125,641	282,595,051	7,784,629
3.0400% representing 1 month SOFR rate + spread	Total return of iShares China Large-Cap ETF	BNP Paribas	10/28/2024	4,449,859	96,191,664	2,990,101
					$559,787,393	$54,113,427

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily FTSE Europe Bull 3X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 35.6%
127,862	Vanguard FTSE Europe ETF (a)(b)	$6,398,215
	TOTAL INVESTMENT COMPANIES (Cost $7,175,989)	$6,398,215
SHORT TERM INVESTMENTS - 93.6%
Money Market Funds - 93.6%
11,256,243	Dreyfus Government Cash Management Institutional Shares, 2.91% (c)(d)	$11,256,243
980,242	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.01% (c)	980,242
4,578,883	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (c)	4,578,883
	TOTAL SHORT TERM INVESTMENTS (Cost $16,815,368)	$16,815,368
	TOTAL INVESTMENTS (Cost $23,991,357) - 129.2% (e)	$23,213,583
	Liabilities in Excess of Other Assets - (29.2)%	(5,248,395)
	TOTAL NET ASSETS - 100.0%	$17,965,188

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at October 31, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,267,696.

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Vanguard FTSE Europe ETF	3.4900% representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	221,881	$10,371,416	$705,399
Total return of Vanguard FTSE Europe ETF	3.5400% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	236,696	13,093,887	(1,187,780)
Total return of Vanguard FTSE Europe ETF	3.7800% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	150,748	7,842,907	(332,143)
Total return of Vanguard FTSE Europe ETF	3.3300% representing 1 month SOFR rate + spread	BNP Paribas	12/15/2022	240,935	12,419,084	(402,487)
Total return of Vanguard FTSE Europe ETF	3.0400% representing 1 month SOFR rate + spread	Goldman Sachs	10/23/2023	98,944	4,885,734	51,891
					$48,613,028	$(1,165,120)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily MSCI Emerging Markets Bull 3X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 5.0%
72,233	iShares MSCI Emerging Markets ETF (a)	$2,469,646
	TOTAL INVESTMENT COMPANIES (Cost $2,826,731)	$2,469,646
SHORT TERM INVESTMENTS - 140.0%
Money Market Funds - 140.0%
28,860,054	Dreyfus Government Cash Management Institutional Shares, 2.91% (b)	$28,860,054
40,248,686	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (b)	40,248,686
130	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Shares, 2.98% (b)	130
	TOTAL SHORT TERM INVESTMENTS (Cost $69,108,870)	$69,108,870
	TOTAL INVESTMENTS (Cost $71,935,601) - 145.0% (c)	$71,578,516
	Liabilities in Excess of Other Assets - (45.0)%	(22,211,453)
	TOTAL NET ASSETS - 100.0%	$49,367,063

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at October 31, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $51,042,476.

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares MSCI Emerging Markets ETF	3.3900% representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	2,568,624	$99,044,447	$(11,611,398)
Total return of iShares MSCI Emerging Markets ETF	3.3500% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	500,000	24,614,922	(7,637,060)
Total return of iShares MSCI Emerging Markets ETF	3.3700% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	1,190,872	43,536,145	(2,919,844)
					$167,195,514	$(22,168,302)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily MSCI Emerging Markets Bear 3X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 100.7%
Money Market Funds - 100.7%
37,950,770	Dreyfus Government Cash Management Institutional Shares, 2.91% (a)	$37,950,770
18,913,282	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (a)	18,913,282
	TOTAL SHORT TERM INVESTMENTS (Cost $56,864,052) (b)	$56,864,052
	TOTAL INVESTMENTS (Cost $56,864,052) - 100.7%	$56,864,052
	Liabilities in Excess of Other Assets - (0.7)%	(410,889)
	TOTAL NET ASSETS - 100.0%	$56,453,163

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $30,086,014.

Short Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
3.0400% representing 1 month SOFR rate + spread	Total return of iShares MSCI Emerging Markets ETF	Citibank N.A.	12/13/2022	500,000	$25,040,000	$7,641,378
2.7400% representing 1 month SOFR rate + spread	Total return of iShares MSCI Emerging Markets ETF	J.P. Morgan	10/16/2023	2,221,480	81,950,397	6,272,431
3.0200% representing 1 month SOFR rate + spread	Total return of iShares MSCI Emerging Markets ETF	UBS Securities LLC	12/13/2023	2,232,072	76,494,641	278,960
					$183,485,038	$14,192,769

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily MSCI Mexico Bull 3X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 35.7%
82,328	iShares MSCI Mexico ETF (a)	$4,163,327
	TOTAL INVESTMENT COMPANIES (Cost $3,989,723)	$4,163,327
SHORT TERM INVESTMENTS - 58.8%
Money Market Funds - 58.8%
4,896,314	Dreyfus Government Cash Management Institutional Shares, 2.91% (b)	$4,896,314
1,640,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.07% (b)	1,640,000
310,001	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (b)	310,001
	TOTAL SHORT TERM INVESTMENTS (Cost $6,846,315)	$6,846,315
	TOTAL INVESTMENTS (Cost $10,836,038) - 94.5% (c)	$11,009,642
	Other Assets in Excess of Liabilities - 5.5%	639,976
	TOTAL NET ASSETS - 100.0%	$11,649,618

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at October 31, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,745,023.

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares MSCI Mexico ETF	3.5900% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	366,501	$16,757,484	$1,711,108
Total return of iShares MSCI Mexico ETF	3.7900% representing 1 month SOFR rate + spread	Barclays	9/27/2023	157,905	7,129,634	836,170
Total return of iShares MSCI Mexico ETF	2.5400% representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2023	84,376	4,162,803	102,965
					$28,049,921	$2,650,243

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily MSCI South Korea Bull 3X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 43.7%
169,676	iShares MSCI South Korea ETF (a)	$8,790,914
	TOTAL INVESTMENT COMPANIES (Cost $9,190,100)	$8,790,914
SHORT TERM INVESTMENTS - 63.6%
Money Market Funds - 63.6%
4,160,339	Dreyfus Government Cash Management Institutional Shares, 2.91% (b)	$4,160,339
8,610,974	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (b)	8,610,974
	TOTAL SHORT TERM INVESTMENTS (Cost $12,771,313)	$12,771,313
	TOTAL INVESTMENTS (Cost $21,961,413) - 107.3% (c)	$21,562,227
	Liabilities in Excess of Other Assets - (7.3)%	(1,468,328)
	TOTAL NET ASSETS - 100.0%	$20,093,899

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at October 31, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $15,219,289.

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares MSCI South Korea ETF	3.4900% representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	461,461	$24,332,047	$(548,253)
Total return of iShares MSCI South Korea ETF	3.4900% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	525,336	28,016,563	(888,675)
Total return of iShares MSCI South Korea ETF	3.5400% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	7,042	400,418	(39,030)
					$52,749,028	$(1,475,958)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Aerospace & Defense Bull 3X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
COMMON STOCKS - 63.0%
Computer and Electronic Product Manufacturing - 20.9%
28,830	Aerojet Rocketdyne Holdings, Inc. (a)	$1,396,813
22,358	L3 Harris Technologies, Inc.	5,510,576
21,990	Mercury Computer Systems, Inc. (a)	1,064,316
11,041	Moog, Inc. Class A	935,725
10,690	Northrop Grumman Corp.	5,868,917
272,702	Raytheon Technologies Corp.	25,857,604
		40,633,951
Credit Intermediation and Related Activities - 0.1%
17,450	Smith & Wesson Brands, Inc.	197,011
Electrical Equipment, Appliance, and Component Manufacturing - 1.9%
25,745	Axon Enterprise, Inc. (a)	3,744,353
Fabricated Metal Product Manufacturing - 3.9%
34,777	BWX Technologies, Inc.	1,981,593
14,640	Curtiss-Wright Corp.	2,457,031
11,030	RBC Bearings, Inc. (a)	2,796,436
6,738	Sturm, Ruger & Co, Inc.	378,204
		7,613,264
Merchant Wholesalers, Durable Goods - 3.1%
32,070	Hexcel Corp.	1,786,299
15,233	Huntington Ingalls Industries, Inc.	3,915,947
10,679	Kaman Corp.	342,796
		6,045,042
Miscellaneous Manufacturing - 2.8%
80,653	Textron, Inc.	5,519,891
Primary Metal Manufacturing - 2.6%
140,959	Howmet Aerospace, Inc. (a)	5,011,092
Professional, Scientific, and Technical Services - 0.6%
28,293	Maxar Technologies, Inc.	632,065
12,636	Parsons Corp. (a)	592,376
		1,224,441
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.4%
82,263	Rocket Lab USA, Inc. (a)	418,719
85,821	Virgin Galactic Holdings, Inc. (a)(b)	396,493
		815,212
Textile Mills - 0.1%
1,937	National Presto Industries, Inc.	136,539
Transportation Equipment Manufacturing - 26.6%
12,826	AAR Corp. (a)	568,448
9,527	AeroVironment, Inc. (a)	871,721
53,189	Archer Aviation, Inc. (a)	151,589
63,932	Boeing Co. (a)	9,110,949
22,889	General Dynamics Corp.	5,717,672
24,520	HEICO Corp.	3,121,396
14,093	HEICO Corp. Class A	2,292,086
48,019	Kratos Defense & Security Solutions, Inc. (a)	532,051
43,583	Lockheed Martin Corp.	21,210,974
40,087	Spirit AeroSystems Holdings, Inc.	928,415
Shares		Fair Value
Transportation Equipment Manufacturing (continued)
8,478	TransDigm Group, Inc.	$4,881,293
24,769	Triumph Group, Inc. (a)	224,159
22,938	Woodward, Inc.	2,103,415
		51,714,168
	TOTAL COMMON STOCKS (Cost $117,874,352)	$122,654,964
SHORT TERM INVESTMENTS - 37.8%
Money Market Funds - 37.8%
29,805,961	Dreyfus Government Cash Management Institutional Shares, 2.91% (c)(d)	$29,805,961
1	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.07% (c)	1
43,911,062	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (c)	43,911,062
	TOTAL SHORT TERM INVESTMENTS (Cost $73,717,024)	$73,717,024
	TOTAL INVESTMENTS (Cost $191,591,376) - 100.8% (e)	$196,371,988
	Liabilities in Excess of Other Assets - (0.8)%	(1,591,833)
	TOTAL NET ASSETS - 100.0%	$194,780,155

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at October 31, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $128,152,404.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Aerospace & Defense Bull 3X Shares

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Dow Jones U.S. Select Aerospace & Defense Index	3.4900% representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	7,490	$183,466,824	$18,785,726
Total return of Dow Jones U.S. Select Aerospace & Defense Index	3.4900% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	6,356	153,435,087	18,555,294
Total return of Dow Jones U.S. Select Aerospace & Defense Index	3.8300% representing 1 month SOFR rate + spread	BNP Paribas	12/15/2022	3,183	82,777,524	3,305,404
					$419,679,435	$40,646,424

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Consumer Discretionary Bull 3X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
COMMON STOCKS - 78.9%
Accommodation - 3.0%
1,401	Caesars Entertainment Inc. (a)	$61,266
1,792	Hilton Worldwide Holdings, Inc.	242,386
2,146	Las Vegas Sands Corp. (a)	81,569
1,803	Marriott International, Inc. Class A	288,678
2,133	MGM Resorts International	75,871
		749,770
Administrative and Support Services - 2.0%
260	Booking Holdings, Inc. (a)	486,065
Amusement, Gambling, and Recreation Industries - 0.2%
676	Wynn Resorts Ltd. (a)	43,196
Apparel Manufacturing - 0.4%
281	Ralph Lauren Corp.	26,046
2,158	VF Corp.	60,963
		87,009
Building Material and Garden Equipment and Supplies Dealers - 7.3%
4,177	Lowe's Companies, Inc.	814,306
3,318	The Home Depot, Inc.	982,560
		1,796,866
Clothing and Clothing Accessories Stores - 3.3%
1,491	Bath & Body Works, Inc.	49,769
2,287	Ross Stores, Inc.	218,843
7,657	TJX Companies, Inc.	552,070
		820,682
Construction of Buildings - 1.8%
2,066	D.R. Horton, Inc.	158,834
1,666	Lennar Corp. Class A	134,446
20	NVR, Inc. (a)	84,755
1,514	PulteGroup, Inc.	60,545
		438,580
Electrical Equipment, Appliance, and Component Manufacturing - 0.2%
356	Whirlpool Corp.	49,213
Electronics and Appliance Stores - 0.4%
1,310	Best Buy Co., Inc.	89,617
Food Services and Drinking Places - 9.7%
182	Chipotle Mexican Grill, Inc. (a)	272,696
801	Darden Restaurants, Inc.	114,655
235	Domino's Pizza, Inc. (a)	78,076
3,833	McDonald's Corp.	1,045,106
7,499	Starbucks Corp.	649,339
1,859	Yum! Brands, Inc.	219,827
		2,379,699
Funds, Trusts, and Other Financial Vehicles - 0.4%
1,008	Garmin Ltd. ADR (Switzerland)	88,744
General Merchandise Stores - 4.4%
1,484	Dollar General Corp.	378,494
1,379	Dollar Tree, Inc. (a)	218,571
3,030	Target Corp.	497,678
		1,094,743
Shares		Fair Value
Health and Personal Care Stores - 0.6%
338	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	$141,747
Leather and Allied Product Manufacturing - 3.3%
8,258	NIKE, Inc. Class B	765,352
1,646	Tapestry, Inc.	52,145
		817,497
Management of Companies and Enterprises - 0.4%
6,451	Carnival Corp. ADR (Panama) (a)	58,446
2,754	Norwegian Cruise Line Holdings Ltd. ADR (a)	46,515
		104,961
Merchant Wholesalers, Durable Goods - 0.8%
1,704	LKQ Corp.	94,810
345	Mohawk Industries, Inc. (a)	32,689
259	Pool Corp.	78,796
		206,295
Miscellaneous Manufacturing - 0.2%
848	Hasbro, Inc.	55,332
Miscellaneous Store Retailers - 0.6%
725	Tractor Supply Co.	159,333
Motor Vehicle and Parts Dealers - 3.3%
396	Advance Auto Parts, Inc.	75,208
127	AutoZone, Inc. (a)	321,676
1,040	CarMax, Inc. (a)	65,530
416	O'Reilly Automotive, Inc. (a)	348,263
		810,677
Nonstore Retailers - 16.7%
38,145	Amazon.com, Inc. (a)	3,907,574
3,590	eBay, Inc.	143,026
828	Etsy, Inc. (a)	77,757
		4,128,357
Plastics and Rubber Products Manufacturing - 0.1%
2,460	Newell Rubbermaid, Inc.	33,973
Support Activities for Transportation - 0.4%
993	Expedia, Inc. (a)	92,816
Transportation Equipment Manufacturing - 18.4%
1,770	Aptiv PLC ADR (United Kingdom) (a)	161,194
1,548	BorgWarner, Inc.	58,097
25,811	Ford Motor Co.	345,093
9,529	General Motors Co.	374,013
15,774	Tesla Motors, Inc. (a)	3,589,216
		4,527,613
Water Transportation - 0.3%
1,434	Royal Caribbean Cruises Ltd. ADR (Liberia) (a)	76,547
Wholesale Electronic Markets and Agents and Brokers - 0.7%
924	Genuine Parts Co.	164,343
	TOTAL COMMON STOCKS (Cost $21,036,000)	$19,443,675

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Consumer Discretionary Bull 3X Shares

Schedule of Investments, continued

October 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 24.8%
Money Market Funds - 24.8%
5,165,616	Dreyfus Government Cash Management Institutional Shares, 2.91% (b)	$5,165,616
957,828	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (b)	957,828
	TOTAL SHORT TERM INVESTMENTS (Cost $6,123,444)	$6,123,444
	TOTAL INVESTMENTS (Cost $27,159,444) - 103.7% (c)	$25,567,119
	Liabilities in Excess of Other Assets - (3.7)%	(914,302)
	TOTAL NET ASSETS - 100.0%	$24,652,817

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at October 31, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,367,779.

ADR - American Depository Receipt

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Consumer Discretionary Select Sector Index	3.4900% representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	11,029	$16,404,049	$(402,137)
Total return of Consumer Discretionary Select Sector Index	3.6400% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	2,922	4,517,937	(297,959)
Total return of Consumer Discretionary Select Sector Index	3.6400% representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2022	23,516	33,453,884	587,560
					$54,375,870	$(112,536)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Dow Jones Internet Bull 3X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
COMMON STOCKS - 67.4%
Administrative and Support Services - 2.2%
25,150	Cloudflare, Inc. (a)	$1,416,448
28,954	Teladoc Health, Inc. (a)	858,196
		2,274,644
Computer and Electronic Product Manufacturing - 12.5%
37,828	Alphabet, Inc. Class A (a)	3,575,124
33,825	Alphabet, Inc. Class C (a)	3,201,875
16,122	Arista Networks, Inc. (a)	1,948,505
90,421	Cisco Systems, Inc.	4,107,826
		12,833,330
Data Processing, Hosting and Related Services - 2.1%
20,147	Airbnb, Inc. (a)	2,153,916
Electronics and Appliance Stores - 0.8%
24,960	Smartsheet, Inc. (a)	871,603
Motion Picture and Sound Recording Industries - 3.9%
13,752	Netflix, Inc. (a)	4,013,934
Nonstore Retailers - 8.5%
58,584	Amazon.com, Inc. (a)	6,001,345
39,940	eBay, Inc.	1,591,210
12,844	Etsy, Inc. (a)	1,206,180
		8,798,735
Other Information Services - 1.4%
58,950	Pinterest, Inc. (a)	1,450,170
Professional, Scientific, and Technical Services - 14.8%
22,964	Ciena Corp. (a)	1,099,975
17,237	GoDaddy, Inc. (a)	1,385,855
40,990	Juniper Networks, Inc.	1,254,294
25,985	Match Group, Inc. (a)	1,122,552
32,649	Meta Platforms, Inc. (a)	3,041,581
39,779	Nutanix, Inc. (a)	1,089,945
19,013	Okta, Inc. (a)	1,067,009
113,139	Snap, Inc. (a)	1,121,207
13,652	Snowflake, Inc. (a)	2,188,416
12,280	Workday, Inc. (a)	1,913,470
		15,284,304
Publishing Industries (except Internet) - 13.6%
15,669	Akamai Technologies, Inc. (a)	1,384,043
30,069	Box, Inc. (a)	873,504
13,501	Coupa Software, Inc. (a)	718,658
18,348	Datadog, Inc. (a)	1,477,197
22,772	DocuSign, Inc. (a)	1,099,888
44,014	Dropbox, Inc. (a)	957,305
52,453	Fastly, Inc. (a)	445,326
24,356	Salesforce.com, Inc. (a)	3,960,042
10,312	Veeva Systems, Inc. (a)	1,731,797
30,042	ZoomInfo Technologies, Inc. (a)	1,337,770
		13,985,530
Real Estate - 1.3%
143,188	Opendoor Technologies, Inc. (a)	370,857
8,096	Zillow Group, Inc. Class A (a)	250,409
22,751	Zillow Group, Inc. Class C (a)	702,096
		1,323,362
Shares		Fair Value
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.7%
54,628	CommScope Holding Co., Inc. (a)	$723,275
Support Activities for Transportation - 1.3%
14,166	Expedia, Inc. (a)	1,324,096
Telecommunications - 4.3%
34,301	PayPal Holdings, Inc. (a)	2,866,878
19,269	Zoom Video Communications, Inc. (a)	1,607,805
		4,474,683
	TOTAL COMMON STOCKS (Cost $75,816,615)	$69,511,582
SHORT TERM INVESTMENTS - 44.8%
Money Market Funds - 44.8%
18,941,514	Dreyfus Government Cash Management Institutional Shares, 2.91% (b)	$18,941,514
27,240,490	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (b)	27,240,490
	TOTAL SHORT TERM INVESTMENTS (Cost $46,182,004)	$46,182,004
	TOTAL INVESTMENTS (Cost $121,998,619) - 112.2% (c)	$115,693,586
	Liabilities in Excess of Other Assets - (12.2)%	(12,593,241)
	TOTAL NET ASSETS - 100.0%	$103,100,345

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at October 31, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $96,083,541.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Dow Jones Internet Bull 3X Shares

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Dow Jones Internet Composite Index	3.4900% representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	32,399	$18,576,531	$384,213
Total return of Dow Jones Internet Composite Index	3.4400% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	122,511	71,876,180	(178,473)
Total return of Dow Jones Internet Composite Index	3.1400% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	142,787	91,520,935	(8,125,451)
Total return of Dow Jones Internet Composite Index	3.6400% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	111,257	69,365,411	(4,649,078)
					$251,339,057	$(12,568,789)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Dow Jones Internet Bear 3X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 98.7%
Money Market Funds - 98.7%
27,730,976	Dreyfus Government Cash Management Institutional Shares, 2.91% (a)	$27,730,976
27,738,908	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (a)	27,738,908
	TOTAL SHORT TERM INVESTMENTS (Cost $55,469,884) (b)	$55,469,884
	TOTAL INVESTMENTS (Cost $55,469,884) - 98.7%	$55,469,884
	Other Assets in Excess of Liabilities - 1.3%	712,881
	TOTAL NET ASSETS - 100.0%	$56,182,765

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $38,196,589.

Short Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
3.1400% representing 1 month SOFR rate + spread	Total return of Dow Jones Internet Composite Index	Citibank N.A.	12/13/2022	54,557	$33,409,458	$1,477,039
2.9400% representing 1 month SOFR rate + spread	Total return of Dow Jones Internet Composite Index	Bank of America Merrill Lynch	12/13/2022	127,401	84,604,564	10,286,449
3.4400% representing 1 month SOFR rate + spread	Total return of Dow Jones Internet Composite Index	UBS Securities LLC	12/14/2022	105,485	69,559,773	8,061,563
					$187,573,795	$19,825,051
The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
COMMON STOCKS - 57.9%
Administrative and Support Services - 0.9%
11,162	FactSet Research System, Inc.	$4,749,319
46,383	Moody's Corp.	12,285,465
		17,034,784
Credit Intermediation and Related Activities - 22.9%
176,282	American Express Co.	26,169,063
2,054,588	Bank of America Corp.	74,047,352
216,126	Bank of New York Mellon Corp.	9,101,066
569,211	Citigroup, Inc.	26,104,017
145,671	Citizens Financial Group, Inc.	5,957,944
38,455	Comerica, Inc.	2,711,078
80,283	Discover Financial Services	8,386,362
201,673	Fifth Third Bancorp	7,197,709
53,708	First Republic Bank	6,450,331
423,873	Huntington Bancshares, Inc.	6,434,392
861,901	JPMorgan Chase & Co.	108,496,098
274,108	KeyCorp	4,898,310
51,616	M&T Bank Corp.	8,690,586
61,241	Northern Trust Corp.	5,165,678
120,546	PNC Financial Services Group, Inc.	19,507,959
274,626	Regions Financial Corp.	6,028,041
18,500	Signature Bank	2,932,805
108,046	State Street Corp.	7,995,404
17,366	SVB Financial Group (a)	4,010,851
141,590	Synchrony Financial	5,034,940
389,833	Truist Financial Corp.	17,460,620
397,379	U.S. Bancorp	16,868,739
1,114,788	Wells Fargo & Co.	51,269,100
44,228	Zions Bancorp	2,297,202
		433,215,647
Funds, Trusts, and Other Financial Vehicles - 0.4%
66,330	T. Rowe Price Group, Inc.	7,041,593
Insurance Carriers and Related Activities - 20.3%
169,014	Aflac, Inc.	11,004,502
79,443	Allstate Corp.	10,029,679
223,489	American International Group, Inc.	12,738,873
61,982	AON PLC ADR (United Kingdom)	17,447,313
110,000	Arch Capital Group Ltd. ADR (a)	6,325,000
61,821	Arthur J. Gallagher & Co.	11,565,473
15,632	Assurant, Inc.	2,123,763
530,453	Berkshire Hathaway, Inc. Class B (a)	156,531,376
68,914	Brown & Brown, Inc.	4,051,454
122,745	Chubb Limited ADR (Switzerland)	26,376,673
46,788	Cincinnati Financial Corp.	4,834,136
11,585	Everest Re Group Ltd. ADR	3,738,016
26,631	Globe Life, Inc.	3,076,413
Shares		Fair Value
Insurance Carriers and Related Activities (continued)
94,973	Hartford Financial Services Group, Inc.	$6,876,995
45,523	Lincoln National Corp.	2,452,324
58,772	Loews Corp.	3,351,179
146,661	Marsh & McLennan Companies, Inc.	23,684,285
196,915	MetLife, Inc.	14,416,147
68,115	Principal Financial Group, Inc.	6,002,975
171,910	Progressive Corp.	22,073,244
109,337	Prudential Financial, Inc.	11,501,159
69,737	Travelers Companies, Inc.	12,863,687
60,036	W.R. Berkley Corp.	4,465,478
32,328	Willis Towers Watson PLC ADR (Ireland) (a)	7,054,293
		384,584,437
Management of Companies and Enterprises - 0.6%
112,806	Capital One Financial Corp.	11,959,692
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 12.8%
31,788	Ameriprise Financial, Inc.	9,826,307
44,318	BlackRock, Inc.	28,625,439
31,174	CBOE Holdings, Inc.	3,881,163
448,779	Charles Schwab Corp.	35,754,223
105,639	CME Group, Inc.	18,307,239
83,487	Franklin Resources, Inc.	1,957,770
100,329	Goldman Sachs Group, Inc.	34,564,344
164,125	IntercontinentalExchange, Inc.	15,685,426
133,696	Invesco Ltd. ADR	2,048,223
11,054	MarketAxess Holdings, Inc. (a)	2,697,618
393,570	Morgan Stanley	32,339,647
23,655	MSCI, Inc. Class A	11,090,883
99,620	NASDAQ OMX Group, Inc.	6,200,349
57,083	Raymond James Financial, Inc.	6,743,786
100,138	S&P Global, Inc.	32,169,332
		241,891,749
	TOTAL COMMON STOCKS (Cost $1,048,273,830)	$1,095,727,902
SHORT TERM INVESTMENTS - 42.3%
Money Market Funds - 42.3%
530,183,035	Dreyfus Government Cash Management Institutional Shares, 2.91% (b)	$530,183,035
159,605,582	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.01% (b)	159,605,582
79,721,671	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.07% (b)	79,721,671

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares

Schedule of Investments, continued

October 31, 2022

Shares		Fair Value
Money Market Funds (continued)
31,379,343	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (b)	$31,379,343
	TOTAL SHORT TERM INVESTMENTS (Cost $800,889,631)	$800,889,631
	TOTAL INVESTMENTS (Cost $1,849,163,461) - 100.2% (c)	$1,896,617,533
	Liabilities in Excess of Other Assets - (0.2)%	(4,394,503)
	TOTAL NET ASSETS - 100.0%	$1,892,223,030

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at October 31, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,486,664,005.

ADR - American Depository Receipt

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Financials Select Sector Index	3.6900% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	1,367,000	$552,541,936	$17,533,698
Total return of Financials Select Sector Index	3.7400% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	1,233,997	494,498,611	20,457,003
Total return of Financials Select Sector Index	3.7100% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	989,754	410,752,775	2,129,981
Total return of Financials Select Sector Index	3.9300% representing 1 month SOFR rate + spread	BNP Paribas	12/15/2022	1,975,000	812,787,782	10,084,987
Total return of Financials Select Sector Index	3.5900% representing 1 month SOFR rate + spread	Barclays	7/31/2023	2,269,663	919,357,894	27,500,116
Total return of Financials Select Sector Index	3.5400% representing 1 month SOFR rate + spread	J.P. Morgan	8/29/2023	1,201,188	469,279,242	32,375,100
Total return of Financials Select Sector Index	3.5900% representing 1 month SOFR rate + spread	Goldman Sachs	8/30/2023	1,923,028	761,185,144	41,996,606
					$4,420,403,384	$152,077,491

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Financial Bear 3X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 110.3%
Money Market Funds - 110.3%
80,179,349	Dreyfus Government Cash Management Institutional Shares, 2.91% (a)	$80,179,349
21,519,251	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.01% (a)	21,519,251
108,691,423	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (a)	108,691,423
	TOTAL SHORT TERM INVESTMENTS (Cost $210,390,023) (b)	$210,390,023
	TOTAL INVESTMENTS (Cost $210,390,023) - 110.3%	$210,390,023
	Liabilities in Excess of Other Assets - (10.3)%	(19,700,020)
	TOTAL NET ASSETS - 100.0%	$190,690,003

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $145,472,921.

Short Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
3.5400% representing 1 month SOFR rate + spread	Total return of Financials Select Sector Index	Bank of America Merrill Lynch	12/13/2022	662,048	$256,651,858	$(19,721,401)
3.4300% representing 1 month SOFR rate + spread	Total return of Financials Select Sector Index	UBS Securities LLC	12/14/2022	217,527	90,301,984	(397,242)
3.2900% representing 1 month SOFR rate + spread	Total return of Financials Select Sector Index	J.P. Morgan	8/29/2023	209,866	83,870,852	(3,726,926)
3.2900% representing 1 month SOFR rate + spread	Total return of Financials Select Sector Index	Goldman Sachs	8/30/2023	279,204	114,898,366	(1,676,616)
					$545,723,060	$(25,522,185)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Healthcare Bull 3X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
COMMON STOCKS - 61.8%
Ambulatory Health Care Services - 0.9%
1,355	DaVita, Inc. (a)	$98,928
2,198	Laboratory Corp. of America Holdings	487,648
1,413	Molina Healthcare, Inc. (a)	507,069
2,835	Quest Diagnostics, Inc.	407,248
29,489	Viatris, Inc.	298,724
		1,799,617
Chemical Manufacturing - 22.4%
42,998	AbbVie, Inc.	6,294,907
13,008	Amgen, Inc.	3,516,713
3,529	Biogen, Inc. (a)	1,000,260
953	Bio-Techne Corp.	282,336
51,928	Bristol-Myers Squibb Co.	4,022,862
4,359	Catalent, Inc. (a)	286,517
19,179	Eli Lilly and Company	6,944,524
30,481	Gilead Sciences, Inc.	2,391,539
4,490	Incyte Corp. (a)	333,787
61,607	Merck & Co., Inc.	6,234,629
6,186	Organon & Co.	161,950
136,488	Pfizer, Inc.	6,353,516
2,607	Regeneron Pharmaceuticals, Inc. (a)	1,951,991
6,237	Vertex Pharmaceuticals, Inc. (a)	1,945,944
1,801	West Pharmaceutical Services, Inc.	414,410
11,385	Zoetis, Inc.	1,716,630
		43,852,515
Computer and Electronic Product Manufacturing - 6.7%
1,105	Abiomed, Inc. (a)	278,548
7,265	Agilent Technologies, Inc.	1,005,113
521	Bio-Rad Laboratories, Inc. (a)	183,241
15,922	Danaher Corp.	4,007,090
6,070	Hologic, Inc. (a)	411,546
2,024	IDEXX Laboratories, Inc. (a)	727,992
3,820	Illumina, Inc. (a)	874,092
3,068	PerkinElmer, Inc.	409,824
9,528	Thermo Fisher Scientific, Inc.	4,897,106
1,456	Waters Corp. (a)	435,592
		13,230,144
Health and Personal Care Stores - 1.5%
31,928	CVS Health Corp.	3,023,581
Hospitals - 0.7%
5,235	HCA Healthcare, Inc.	1,138,456
1,598	Universal Health Services, Inc. Class B	185,160
		1,323,616
Insurance Carriers and Related Activities - 10.8%
13,901	Centene Corp. (a)	1,183,392
7,420	Cigna Corp.	2,397,105
Shares		Fair Value
Insurance Carriers and Related Activities (continued)
5,836	Elevance Health, Inc.	$3,190,950
3,078	Humana, Inc.	1,717,770
22,747	UnitedHealth Group, Inc.	12,627,997
		21,117,214
Machinery Manufacturing - 0.4%
548	Mettler-Toledo International, Inc. (a)	693,182
Management of Companies and Enterprises - 2.1%
42,588	Abbott Laboratories	4,213,657
Merchant Wholesalers, Durable Goods - 0.1%
3,310	Henry Schein, Inc. (a)	226,603
Merchant Wholesalers, Nondurable Goods - 1.3%
3,781	AmerisourceBergen Corp.	594,449
6,626	Cardinal Health, Inc.	502,913
3,496	McKesson Corp.	1,361,238
		2,458,600
Miscellaneous Manufacturing - 13.7%
1,767	Align Technology, Inc. (a)	343,328
12,247	Baxter International, Inc.	665,624
6,935	Becton, Dickinson & Co.	1,636,452
34,816	Boston Scientific Corp. (a)	1,500,918
5,240	Dentsply Sirona, Inc.	161,497
9,547	DexCom, Inc. (a)	1,153,087
15,075	Edwards Lifesciences Corp. (a)	1,091,882
8,684	Intuitive Surgical, Inc. (a)	2,140,345
63,940	Johnson & Johnson	11,123,642
32,314	Medtronic PLC ADR (Ireland)	2,822,305
3,561	ResMed, Inc.	796,560
2,432	Steris PLC ADR (Ireland)	419,715
8,188	Stryker Corp.	1,877,017
1,141	Teleflex, Inc.	244,813
1,200	The Cooper Companies, Inc.	328,068
5,103	Zimmer Biomet Holdings, Inc.	578,425
		26,883,678
Professional, Scientific, and Technical Services - 1.2%
1,236	Charles River Laboratories International, Inc. (a)	262,341
4,535	IQVIA Holdings, Inc. (a)	950,853
8,182	Moderna, Inc. (a)	1,230,000
		2,443,194
	TOTAL COMMON STOCKS (Cost $124,812,127)	$121,265,601
SHORT TERM INVESTMENTS - 36.9%
Money Market Funds - 36.9%
33,310,671	Dreyfus Government Cash Management Institutional Shares, 2.91% (b)	$33,310,671
2,871	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.07% (b)	2,871

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Healthcare Bull 3X Shares

Schedule of Investments, continued

October 31, 2022

Shares		Fair Value
Money Market Funds (continued)
38,928,961	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (b)	$38,928,961
	TOTAL SHORT TERM INVESTMENTS (Cost $72,242,503)	$72,242,503
	TOTAL INVESTMENTS (Cost $197,054,630) - 98.7% (c)	$193,508,104
	Other Assets in Excess of Liabilities - 1.3%	2,522,191
	TOTAL NET ASSETS - 100.0%	$196,030,295

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at October 31, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $156,918,094.

ADR - American Depository Receipt

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Health Care Select Sector Index	3.4900% representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	53,864	$69,011,714	$3,074,266
Total return of Health Care Select Sector Index	3.6400% representing 1 month SOFR rate + spread	Barclays	12/7/2022	69,025	89,700,944	2,504,487
Total return of Health Care Select Sector Index	3.6400% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	130,000	166,015,200	7,724,386
Total return of Health Care Select Sector Index	3.6800% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	95,211	121,778,286	5,704,589
					$446,506,144	$19,007,728

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Homebuilders & Supplies Bull 3X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
COMMON STOCKS - 58.9%
Building Material and Garden Equipment and Supplies Dealers - 5.2%
17,224	Lowe's Companies, Inc.	$3,357,819
11,658	The Home Depot, Inc.	3,452,283
		6,810,102
Construction of Buildings - 34.3%
14,767	Beazer Homes USA, Inc. (a)	167,015
14,428	Century Communities, Inc.	642,190
158,837	D.R. Horton, Inc.	12,211,389
13,644	Green Brick Partners , Inc. (a)	315,586
42,439	KB Home	1,223,092
7,315	Lennar Corp.	477,084
128,086	Lennar Corp. Class A	10,336,540
10,290	LGI Homes, Inc. (a)	947,194
28,598	M.D.C Holdings, Inc.	871,095
13,942	M/I Homes, Inc. (a)	578,454
18,368	Meritage Homes Corp. (a)	1,398,907
1,548	NVR, Inc. (a)	6,560,037
116,283	PulteGroup, Inc.	4,650,157
57,095	Taylor Morrison Home Corp. (a)	1,503,882
53,713	Toll Brothers, Inc.	2,313,956
51,056	TRI Pointe Group, Inc. (a)	855,188
		45,051,766
Fabricated Metal Product Manufacturing - 0.6%
9,164	PGT Innovations, Inc. (a)	195,285
6,596	Simpson Manufacturing Company, Inc.	563,826
		759,111
Furniture and Related Product Manufacturing - 0.1%
2,538	American Woodmark Corp. (a)	115,098
Furniture, Home Furnishings, Electronics, and Appliance Retailers - 1.0%
3,483	Ethan Allen Interiors, Inc.	89,130
16,210	Floor & Decor Holdings, Inc. (a)	1,189,328
		1,278,458
Machinery Manufacturing - 0.1%
15,511	Hayward Holdings, Inc. (a)	143,477
Management of Companies and Enterprises - 0.2%
16,742	AZEK Company, Inc. (a)	293,153
Merchant Wholesalers, Durable Goods - 5.4%
7,748	Beacon Roofing Supply, Inc. (a)	436,600
23,857	Builders FirstSource, Inc. (a)	1,471,023
19,766	Fortune Brands Home & Security, Inc.	1,192,285
20,270	Leggett & Platt, Inc.	684,112
4,929	Lennox International, Inc.	1,151,267
4,482	Lumber Liquidators Holdings, Inc. (a)	37,290
8,058	Mohawk Industries, Inc. (a)	763,495
5,076	Watsco, Inc.	1,375,393
		7,111,465
Merchant Wholesalers, Nondurable Goods - 2.5%
14,531	The Sherwin Williams Co.	3,269,911
Shares		Fair Value
Nonmetallic Mineral Product Manufacturing - 1.6%
5,758	Eagle Materials, Inc.	$704,261
14,711	Owens Corning	1,259,409
5,089	Quanex Building Products Corp.	112,772
		2,076,442
Specialty Trade Contractors - 2.9%
11,840	Installed Building Products, Inc.	1,018,240
16,266	TopBuild Corp. (a)	2,767,497
		3,785,737
Wood Product Manufacturing - 5.0%
4,155	Cavco Industries, Inc. (a)	941,814
12,878	JELD-WEN Holding, Inc. (a)	136,635
11,292	Louisiana-Pacific Corp.	639,692
34,470	Masco Corp.	1,594,927
3,403	Masonite International Corp. ADR (a)	243,417
26,574	Skyline Champion Corp. (a)	1,546,872
16,855	Trex Company, Inc. (a)	810,557
9,417	UFP Industries, Inc.	670,773
		6,584,687
	TOTAL COMMON STOCKS (Cost $82,024,122)	$77,279,407
SHORT TERM INVESTMENTS - 42.4%
Money Market Funds - 42.4%
30,039,289	Dreyfus Government Cash Management Institutional Shares, 2.91% (b)	$30,039,289
748,880	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.07% (b)	748,880
24,834,251	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (b)	24,834,251
	TOTAL SHORT TERM INVESTMENTS (Cost $55,622,420)	$55,622,420
	TOTAL INVESTMENTS (Cost $137,646,542) - 101.3% (c)	$132,901,827
	Liabilities in Excess of Other Assets - (1.3)%	(1,757,136)
	TOTAL NET ASSETS - 100.0%	$131,144,691

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at October 31, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $98,748,185.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Homebuilders & Supplies Bull 3X Shares

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Dow Jones U.S. Select Home Construction Index	3.5400% representing 1 month SOFR rate + spread	Barclays	12/7/2022	7,706	$74,839,190	$2,441,245
Total return of Dow Jones U.S. Select Home Construction Index	3.4900% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	10,933	108,707,445	903,348
Total return of Dow Jones U.S. Select Home Construction Index	3.5900% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	9,875	94,530,181	4,426,410
Total return of Dow Jones U.S. Select Home Construction Index	3.8300% representing 1 month SOFR rate + spread	BNP Paribas	12/15/2022	2,937	28,843,806	563,842
					$306,920,622	$8,334,845

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Industrials Bull 3X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
COMMON STOCKS - 62.8%
Administrative and Support Services - 2.5%
388	Allegion PLC ADR (Ireland)	$40,651
540	Equifax, Inc.	91,551
483	Robert Half International, Inc.	36,930
1,020	Rollins, Inc.	42,922
1,659	Waste Management, Inc.	262,736
		474,790
Air Transportation - 1.7%
559	Alaska Air Group, Inc. (a)	24,853
2,867	American Airlines Group, Inc. (a)	40,654
2,829	Delta Air Lines, Inc. (a)	95,988
2,617	Southwest Airlines Co. (a)	95,128
1,442	United Continental Holdings, Inc. (a)	62,121
		318,744
Building Material and Garden Equipment and Supplies Dealers - 0.3%
234	Snap-on, Inc.	51,960
Computer and Electronic Product Manufacturing - 8.2%
1,013	AMETEK, Inc.	131,345
1,569	Fortive Corp.	100,259
844	L3 Harris Technologies, Inc.	208,021
641	Northrop Grumman Corp.	351,915
1,853	Otis Worldwide Corp.	130,896
6,513	Raytheon Technologies Corp.	617,563
		1,539,999
Couriers and Messengers - 3.8%
1,055	FedEx Corp.	169,095
3,228	United Parcel Service, Inc. Class B	541,562
		710,657
Electrical Equipment, Appliance, and Component Manufacturing - 2.2%
568	A.O. Smith Corp.	31,115
2,609	Emerson Electric Co.	225,939
282	Generac Holdings, Inc. (a)	32,687
510	Rockwell Automation, Inc.	130,203
		419,944
Fabricated Metal Product Manufacturing - 0.4%
726	Pentair PLC ADR (Ireland)	31,182
653	Stanley Black & Decker, Inc.	51,254
		82,436
Food Services and Drinking Places - 0.9%
379	Cintas Corp.	162,041
Machinery Manufacturing - 12.2%
3,713	Carrier Global Corp.	147,629
2,328	Caterpillar, Inc.	503,919
622	Cummins, Inc.	152,085
1,227	Deere & Co.	485,671
4,837	General Electric Co.	376,367
333	IDEX Corp.	74,029
1,779	Ingersoll Rand, Inc.	89,840
238	Nordson Corp.	53,550
567	Parker Hannifin Corp.	164,782
Shares		Fair Value
Machinery Manufacturing (continued)
1,023	Trane Technologies PLC ADR (Ireland)	$163,301
795	Xylem, Inc.	81,432
		2,292,605
Merchant Wholesalers, Durable Goods - 3.2%
944	Copart, Inc. (a)	108,579
2,536	Fastenal Co.	122,565
570	Fortune Brands Home & Security, Inc.	34,382
177	Huntington Ingalls Industries, Inc.	45,501
3,039	Johnson Controls International PLC ADR (Ireland)	175,776
199	W.W. Grainger, Inc.	116,286
		603,089
Merchant Wholesalers, Nondurable Goods - 1.4%
1,243	Illinois Tool Works, Inc.	265,418
Miscellaneous Manufacturing - 2.4%
2,443	3M Co.	307,305
634	Dover Corp.	82,857
933	Textron, Inc.	63,855
		454,017
National Security and International Affairs - 0.3%
602	Leidos Holdings, Inc.	61,157
Primary Metal Manufacturing - 0.3%
1,631	Howmet Aerospace, Inc. (a)	57,982
Professional, Scientific, and Technical Services - 2.4%
1,757	Eaton Corp PLC ADR (Ireland)	263,673
563	Jacobs Solutions, Inc.	64,869
693	Verisk Analytics, Inc. Class A	126,701
		455,243
Rail Transportation - 4.3%
9,446	CSX Corp.	274,501
2,755	Union Pacific Corp.	543,120
		817,621
Real Estate - 0.8%
1,746	CoStar Group, Inc. (a)	144,429
Rental and Leasing Services - 0.5%
308	United Rentals, Inc. (a)	97,239
Specialty Trade Contractors - 0.5%
630	Quanta Services, Inc.	89,485
Support Activities for Transportation - 2.2%
547	C.H. Robinson Worldwide, Inc.	53,453
722	Expeditors International of Washington, Inc.	70,648
365	J.B. Hunt Transport Services, Inc.	62,441
1,036	Norfolk Southern Corp.	236,280
		422,822
Transportation Equipment Manufacturing - 10.9%
2,463	Boeing Co. (a)	351,002
992	General Dynamics Corp.	247,802
2,972	Honeywell International, Inc.	606,347
1,040	Lockheed Martin Corp.	506,147
1,534	Paccar, Inc.	148,537
227	TransDigm Group, Inc.	130,698
802	Wabtec Corp.	74,811
		2,065,344

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Industrials Bull 3X Shares

Schedule of Investments, continued

October 31, 2022

Shares		Fair Value
Truck Transportation - 0.6%
404	Old Dominion Freight Line, Inc.	$110,938
Waste Management and Remediation Services - 0.6%
906	Republic Services, Inc.	120,154
Wood Product Manufacturing - 0.2%
994	Masco Corp.	45,992
	TOTAL COMMON STOCKS (Cost $13,576,066)	$11,864,106
SHORT TERM INVESTMENTS - 36.6%
Money Market Funds - 36.6%
1,633,260	Dreyfus Government Cash Management Institutional Shares, 2.91% (b)	$1,633,260
2,210,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.07% (b)	2,210,000
3,059,826	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (b)	3,059,826
	TOTAL SHORT TERM INVESTMENTS (Cost $6,903,086)	$6,903,086
	TOTAL INVESTMENTS (Cost $20,479,152) - 99.4% (c)	$18,767,192
	Other Assets in Excess of Liabilities - 0.6%	105,721
	TOTAL NET ASSETS - 100.0%	$18,872,913

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at October 31, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,732,324.

ADR - American Depository Receipt

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Industrials Select Sector Index	3.3900% representing 1 month SOFR rate + spread	Barclays	12/7/2022	14,549	$12,437,449	$1,366,786
Total return of Industrials Select Sector Index	3.6400% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	10,320	9,610,305	179,531
Total return of Industrials Select Sector Index	3.4900% representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2023	22,211	20,319,011	757,436
					$42,366,765	$2,303,753

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Pharmaceutical & Medical Bull 3X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
COMMON STOCKS - 63.1%
Administrative and Support Services - 2.1%
5,641	Royalty Pharma PLC ADR (United Kingdom)	$238,727
Ambulatory Health Care Services - 3.9%
3,964	Axsome Therapeutics, Inc. (a)	178,975
24,910	Viatris, Inc.	252,338
		431,313
Chemical Manufacturing - 47.4%
4,306	Aclaris Therapeutics, Inc. (a)	67,217
6,021	Amphastar Pharmaceuticals, Inc. (a)	186,049
958	ANI Pharmaceuticals, Inc. (a)	36,969
3,509	Bristol-Myers Squibb Co.	271,842
4,786	Cara Therapeutics, Inc. (a)	44,988
7,503	Cassava Sciences, Inc. (a)	273,409
2,564	Catalent, Inc. (a)	168,532
3,340	Collegium Pharmaceutical, Inc. (a)	59,920
8,658	Corcept Therapeutics, Inc. (a)	247,619
16,407	Elanco Animal Health, Inc. (a)	216,408
775	Eli Lilly and Company	280,620
9,120	Esperion Therapeutics, Inc. (a)	74,146
6,710	Evolus, Inc. (a)	57,438
5,236	Harmony Biosciences Holdings, Inc. (a)	272,272
11,318	Innoviva, Inc. (a)	153,472
4,732	Intra-Cellular Therapies, Inc. (a)	216,110
1,612	Jazz Pharmaceuticals PLC (Ireland) (a)	231,790
2,818	Merck & Co., Inc.	285,182
33,701	Nektar Therapeutics (a)	126,716
4,570	NGM Biopharmaceuticals, Inc. (a)	24,404
8,250	Organon & Co.	215,985
4,415	Pacira Pharmaceuticals, Inc. (a)	228,520
6,286	Perrigo Co. PLC ADR (Ireland)	253,200
5,144	Pfizer, Inc.	239,453
3,381	Pliant Therapeutics, Inc. (a)	84,085
3,874	Prestige Consumer Healthcare, Inc. (a)	211,056
2,326	Relmada Therapeutics, Inc. (a)	14,863
4,910	Revance Therapeutics, Inc. (a)	109,542
17,769	SIGA Technologies, Inc.	163,297
3,894	Supernus Pharmaceuticals, Inc. (a)	133,447
6,739	Theravance Biopharma, Inc. ADR (a)	67,188
1,670	Ventyx Biosciences, Inc. (a)	54,058
1,498	Zoetis, Inc.	225,868
		5,295,665
Health and Personal Care Stores - 0.5%
1,478	CinCor Pharma, Inc. (a)	49,720
Merchant Wholesalers, Nondurable Goods - 2.6%
6,611	Amylxy Pharmaceuticals, Inc. (a)	235,814
5,969	Atea Pharmaceuticals, Inc. (a)	35,814
1,410	Phibro Animal Health Corp.	20,713
		292,341
Miscellaneous Manufacturing - 2.3%
1,486	Johnson & Johnson	258,519
Shares		Fair Value
Professional, Scientific, and Technical Services - 4.0%
4,923	Arvinas, Inc. (a)	$244,722
6,332	Reata Pharmaceuticals, Inc. (a)(b)	203,891
		448,613
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.3%
14,883	Nuvation Bio, Inc. (a)	32,743
	TOTAL COMMON STOCKS (Cost $7,478,341)	$7,047,641
SHORT TERM INVESTMENTS - 38.6%
Money Market Funds - 38.6%
2,166,394	Dreyfus Government Cash Management Institutional Shares, 2.91% (c)(d)	$2,166,394
370,594	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.07% (c)	370,594
1,771,960	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (c)	1,771,960
	TOTAL SHORT TERM INVESTMENTS (Cost $4,308,948)	$4,308,948
	TOTAL INVESTMENTS (Cost $11,787,289) - 101.7% (e)	$11,356,589
	Liabilities in Excess of Other Assets - (1.7)%	(183,566)
	TOTAL NET ASSETS - 100.0%	$11,173,023

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at October 31, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,586,591.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Pharmaceutical & Medical Bull 3X Shares

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Pharmaceuticals Select Industry Index	3.6400% representing 1 month SOFR rate + spread	Barclays	12/7/2022	1,822	$8,256,687	$537,410
Total return of S&P Pharmaceuticals Select Industry Index	3.3900% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	1,622	8,038,135	(201,806)
Total return of S&P Pharmaceuticals Select Industry Index	3.6800% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	2,003	9,446,340	266,526
					$25,741,162	$602,130

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Real Estate Bull 3X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
COMMON STOCKS - 68.4%
Accommodation - 1.0%
26,877	Host Hotels & Resorts, Inc.	$507,438
Administrative and Support Services - 1.2%
10,932	Iron Mountain, Inc.	547,365
Professional, Scientific, and Technical Services - 1.9%
5,031	Extra Space Storage, Inc.	892,700
Real Estate - 57.9%
5,585	Alexandria Real Estate Equities, Inc.	811,500
17,511	American Tower Corp.	3,628,104
5,255	AvalonBay Communities, Inc.	920,256
5,365	Boston Properties, Inc.	390,036
4,009	Camden Property Trust	463,240
12,076	CBRE Group, Inc. Class A (a)	856,671
16,284	Crown Castle International Corp.	2,170,006
10,808	Digital Realty Trust, Inc.	1,083,502
12,731	Equity Residential	802,308
2,450	Essex Property Trust, Inc.	544,488
2,739	Federal Realty Investment Trust	271,106
20,288	Healthpeak Properties, Inc.	481,434
21,804	Invitation Homes, Inc.	690,969
23,259	Kimco Realty Corp.	497,277
4,339	Mid-America Apartment Communities, Inc.	683,176
34,713	Prologis, Inc.	3,844,465
5,944	Public Storage	1,841,154
23,217	Realty Income Corp.	1,445,723
5,793	Regency Centers Corp.	350,534
12,308	Simon Property Group, Inc.	1,341,326
11,484	UDR, Inc.	456,604
15,030	Ventas, Inc.	588,124
36,216	VICI Properties, Inc.	1,159,636
6,056	Vornado Realty Trust	142,861
17,422	Welltower, Inc.	1,063,439
27,836	Weyerhaeuser Co.	860,967
		27,388,906
Telecommunications - 6.4%
3,425	Equinix, Inc.	1,940,057
4,053	SBA Communications Corp.	1,093,905
		3,033,962
	TOTAL COMMON STOCKS (Cost $37,558,137)	$32,370,371
Shares		Fair Value
SHORT TERM INVESTMENTS - 30.6%
Money Market Funds - 30.6%
1,231,384	Dreyfus Government Cash Management Institutional Shares, 2.91% (b)	$1,231,384
13,224,845	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (b)	13,224,845
	TOTAL SHORT TERM INVESTMENTS (Cost $14,456,229)	$14,456,229
	TOTAL INVESTMENTS (Cost $52,014,366) - 99.0% (c)	$46,826,600
	Other Assets in Excess of Liabilities - 1.0%	441,447
	TOTAL NET ASSETS - 100.0%	$47,268,047

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at October 31, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $41,130,032.

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Real Estate Select Sector Index	3.0900% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	349,604	$59,956,090	$2,981,927
Total return of Real Estate Select Sector Index	3.2900% representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2023	257,790	45,275,138	1,131,255
					$105,231,228	$4,113,182

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Real Estate Bear 3X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 103.9%
Money Market Funds - 103.9%
95,562,540	Dreyfus Government Cash Management Institutional Shares, 2.91% (a)	$95,562,540
117,921,914	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (a)	117,921,914
	TOTAL SHORT TERM INVESTMENTS (Cost $213,484,454) (b)	$213,484,454
	TOTAL INVESTMENTS (Cost $213,484,454) - 103.9%	$213,484,454
	Liabilities in Excess of Other Assets - (3.9)%	(8,051,071)
	TOTAL NET ASSETS - 100.0%	$205,433,383

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $137,560,369.

Short Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.8900% representing 1 month SOFR rate + spread	Total return of Real Estate Select Sector Index	Bank of America Merrill Lynch	12/13/2022	1,109,691	$186,833,448	$(12,945,381)
2.9400% representing 1 month SOFR rate + spread	Total return of Real Estate Select Sector Index	UBS Securities LLC	12/14/2022	643,568	130,703,339	14,605,246
2.7900% representing 1 month SOFR rate + spread	Total return of Real Estate Select Sector Index	J.P. Morgan	12/6/2023	1,667,413	298,905,314	(1,479,066)
					$616,442,101	$180,799

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Regional Banks Bull 3X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
COMMON STOCKS - 65.3%
Credit Intermediation and Related Activities - 59.5%
2,978	1st Source Corp.	$173,200
4,805	Amerant Bancorp, Inc.	144,630
17,964	Ameris Bancorp	925,326
78,739	Associated Banc-Corp	1,917,295
19,051	Atlantic Union Bankshares Corp.	658,022
9,416	BancFirst Corp.	902,241
9,843	Bank of Hawaii Corp.	747,576
2,238	Bank of Marin Bancorp	80,792
42,309	Bank OZK	1,818,441
39,063	BankUnited, Inc.	1,404,315
9,345	Banner Corp.	698,539
15,248	Berkshire Hills Bancorp, Inc. (a)	446,004
12,839	BOK Financial Corp.	1,414,729
19,036	Brookline Bancorp, Inc.	261,745
60,756	Cadence Bank	1,679,903
2,144	Camden National Corp.	93,307
17,217	Cathay General Bancorp	785,095
75,491	Citizens Financial Group, Inc.	3,087,582
3,330	City Holding Co.	335,830
47,974	Columbia Banking System, Inc.	1,605,690
34,209	Comerica, Inc.	2,411,735
23,211	Commerce Bancshares, Inc.	1,644,267
11,852	Community Bank System, Inc.	739,920
2,398	Community Trust Bancorp, Inc.	113,401
7,402	ConnectOne Bancorp, Inc.	185,420
21,989	Customers Bancorp, Inc. (a)	740,809
50,737	CVB Financial Corp.	1,457,167
7,221	Dime Community Bancshares, Inc.	249,341
11,504	Eagle Bancorp, Inc.	520,901
38,444	East West Bancorp, Inc.	2,751,437
35,568	Eastern Bankshares, Inc.	681,839
5,156	Enterprise Financial Services Corp.	275,691
132,031	F.N.B. Corp.	1,907,848
8,924	FB Financial Corp.	374,451
80,943	Fifth Third Bancorp	2,888,856
2,315	Financial Institutions, Inc.	55,166
8,655	First Bancorp	385,753
106,956	First BanCorp ADR	1,688,835
4,255	First Bancshares, Inc.	139,309
9,360	First Busey Corp.	247,198
3,417	First Citizens BancShares, Inc. Class A	2,809,184
26,644	First Commonwealth Financial Corp.	382,075
19,264	First Financial Bancorp	502,212
22,875	First Financial Bankshares, Inc.	880,459
2,982	First Financial Corp.	144,597
37,671	First Hawaiian, Inc.	963,624
124,474	First Horizon National Corp.	3,050,858
10,194	First Merchants Corp. (a)	457,711
18,553	First Republic Bank	2,228,215
6,059	Flushing Finanicial Corp.	119,362
68,168	Fulton Financial Corp.	1,242,703
20,568	Glacier Bancorp, Inc.	1,178,135
2,270	Great Southern Bancorp, Inc.	140,695
20,389	Hancock Holding Co.	1,139,133
Shares		Fair Value
Credit Intermediation and Related Activities (continued)
8,042	Hanmi Financial Corp. Class A	$215,365
10,119	HarborOne Bancorp, Inc.	154,112
6,233	Heartland Financial USA, Inc.	307,412
7,803	Heritage Commerce Corp.	111,583
10,743	Heritage Financial Corp.	361,932
36,633	Hilltop Holdings, Inc.	1,060,525
8,546	HomeStreet, Inc.	221,854
44,224	Hope Bancorp, Inc.	600,120
6,218	Horizon Bancorp, Inc.	92,710
204,586	Huntington Bancshares, Inc.	3,105,616
12,786	Independent Bank Corp. (Massachusetts)	1,112,510
4,778	Independent Bank Corp. (Michigan)	110,515
10,543	Independent Bank Group, Inc.	665,158
12,165	International Bancshares Corp.	603,384
155,031	KeyCorp	2,770,404
9,202	Lakeland Bancorp, Inc.	171,617
6,850	Lakeland Financial Corp.	566,153
18,133	Live Oak Bancshares, Inc.	588,779
15,419	M&T Bank Corp.	2,596,097
1,987	Mercantile Bank Corp.	69,446
15,726	Meta Financial Group, Inc.	660,964
6,071	Metropolitan Bank Holding Corp. (a)	400,686
3,711	Midland States Bancorp, Inc.	104,056
9,179	NBT Bancorp, Inc.	434,993
2,086	Nicolet Bankshares, Inc. (a)	159,141
47,476	Northwest Bancshares, Inc.	714,989
14,943	OceanFirst Financial Corp.	337,413
16,188	OFG Bancorp ADR	451,321
102,802	Old National Bancorp	2,010,807
13,988	Old Second Bancorp, Inc.	223,808
4,100	Origin Bancorp, Inc.	169,453
20,485	Pacific Premier Bancorp, Inc.	745,859
72,824	PacWest Bancorp	1,810,405
1,666	Park National Corp.	245,735
2,917	Peapack-Gladstone Financial Corp.	115,426
5,236	Peoples Bancorp, Inc.	158,494
24,561	Pinnacle Financial Partners, Inc.	2,038,317
17,603	PNC Financial Services Group, Inc.	2,848,693
34,564	Popular, Inc. ADR	2,444,366
4,169	Preferred Bank	320,471
6,327	Premier Financial Corp.	182,534
29,166	Prosperity Bancshares, Inc.	2,087,411
130,250	Regions Financial Corp.	2,858,988
14,274	Renasant Corp.	576,241
7,812	S&T Bancorp, Inc.	295,372
7,320	Sandy Spring Bancorp, Inc.	259,421
17,889	Seacoast Banking Corp. of Florida	552,770
15,745	Signature Bank	2,496,055
30,498	Silvergate Capital Corp. (a)	1,731,066
39,557	Simmons First National Corp. (a)	944,226
4,953	Southside Bancshares, Inc.	169,591
5,326	Stellar Bancorp, Inc.	174,906

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Regional Banks Bull 3X Shares

Schedule of Investments, continued

October 31, 2022

Shares		Fair Value
Credit Intermediation and Related Activities (continued)
6,840	SVB Financial Group (a)	$1,579,766
54,813	Synovus Financial Corp.	2,184,298
27,682	Texas Capital Bancshares, Inc. (a)	1,660,920
22,627	The Bancorp, Inc. (a)	624,053
2,135	Tompkins Financial Corp.	176,863
8,372	Towne Bank	275,774
6,341	TriCo Bancshares	367,207
10,067	Triumph Bancorp, Inc. (a)	518,451
59,671	Truist Financial Corp.	2,672,664
15,283	Trustmark Corp.	558,899
11,550	UMB Financial Corp.	961,191
35,024	United Bankshares, Inc.	1,483,266
29,820	United Community Banks, Inc.	1,148,070
4,462	Univest Corp. of Pennsylvania	125,561
136,574	Valley National Bancorp	1,621,133
19,526	Washington Federal, Inc.	755,656
3,566	Washington Trust Bancorp, Inc.	172,951
56,244	Webster Financial Corp.	3,051,799
10,319	WesBanco, Inc.	417,300
7,437	Westamerica Bancorp	466,523
35,340	Western Alliance Bancorp	2,373,788
27,279	Wintrust Financial Corp.	2,553,860
49,307	Zions Bancorp	2,561,006
		126,398,838
Management of Companies and Enterprises - 5.7%
18,254	Banc of California, Inc.	304,477
8,092	Byline Bancorp, Inc.	187,087
7,624	Central Pacific Financial Corp.	156,445
17,419	Cullen/Frost Bankers, Inc.	2,700,816
12,307	First Foundation, Inc.	196,420
39,892	First Interstate BancSystem, Inc.	1,819,474
71,082	Home Bancshares, Inc.	1,811,880
7,003	National Bank Holdings Corp.	306,871
8,349	ServisFirst Bancshares, Inc.	628,930
20,831	South State Corp.	1,883,747
72,774	Umpqua Holdings Corp.	1,446,747
20,759	Veritex Holdings, Inc.	655,569
		12,098,463
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.1%
5,706	CrossFirst Bankshares, Inc. (a)	79,370
4,442	QCR Holdings, Inc.	225,254
		304,624
	TOTAL COMMON STOCKS (Cost $149,708,598)	$138,801,925
SHORT TERM INVESTMENTS - 33.5%
Money Market Funds - 33.5%
34,262,169	Dreyfus Government Cash Management Institutional Shares, 2.91% (b)	$34,262,169
10,918	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.07% (b)	10,918
Shares		Fair Value
Money Market Funds (continued)
36,820,200	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (b)	$36,820,200
	TOTAL SHORT TERM INVESTMENTS (Cost $71,093,287)	$71,093,287
	TOTAL INVESTMENTS (Cost $220,801,885) - 98.8% (c)	$209,895,212
	Other Assets in Excess of Liabilities - 1.2%	2,537,351
	TOTAL NET ASSETS - 100.0%	$212,432,563

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at October 31, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $153,460,236.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Regional Banks Bull 3X Shares

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P Regional Banks Select Industry Index	3.5400% representing 1 month SOFR rate + spread	Barclays	12/7/2022	59,248	$112,895,178	$6,165,769
Total return of S&P Regional Banks Select Industry Index	3.6400% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	40,000	77,545,200	2,878,625
Total return of S&P Regional Banks Select Industry Index	3.5800% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	92,068	172,091,962	12,704,590
Total return of S&P Regional Banks Select Industry Index	3.5900% representing 1 month SOFR rate + spread	J.P. Morgan	9/11/2023	56,826	111,769,471	2,253,265
					$474,301,811	$24,002,249

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Retail Bull 3X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
COMMON STOCKS - 56.0%
Administrative and Support Services - 0.6%
12,485	Revolve Group, Inc. (a)(b)	$299,640
Clothing and Clothing Accessories Stores - 13.5%
20,806	Abercrombie & Fitch Co. Class A (a)	365,769
6,804	Academy Sports & Outdoors Inc.	299,580
31,528	American Eagle Outfitters, Inc.	358,158
8,500	Bath & Body Works, Inc.	283,730
4,802	Boot Barn Holdings, Inc. (a)	272,754
13,108	Caleres, Inc.	358,242
62,637	Chicos FAS, Inc. (a)	368,306
8,234	Childrens Place Retail Stores, Inc. (a)	333,312
19,390	Designer Brands, Inc. (a)	295,310
33,943	Gap, Inc.	382,538
6,051	Genesco, Inc. (a)	284,639
19,527	Guess?, Inc.	331,568
17,370	Nordstrom, Inc.	353,306
3,602	Ross Stores, Inc.	344,675
9,723	Shoe Carnival, Inc.	233,158
5,307	Signet Jewelers Ltd. ADR	346,229
9,886	The Buckle, Inc.	388,816
5,061	TJX Companies, Inc.	364,898
15,108	Urban Outfitters, Inc. (a)	360,477
9,768	Victoria's Secret & Co. (a)	367,277
9,343	Zumiez, Inc. (a)	209,563
		6,902,305
Electronics and Appliance Stores - 1.2%
4,421	Best Buy Co., Inc.	302,441
11,653	GameStop Corp. Class A (a)(b)	329,896
		632,337
Food and Beverage Stores - 3.2%
11,341	Albertsons Companies, Inc. Class A	232,604
8,802	Grocery Outlet Holding Corp. (a)	304,285
2,978	Ingles Markets, Inc.	281,034
6,490	Kroger Co.	306,912
11,007	Sprouts Farmers Market, Inc. (a)	324,706
1,883	Weis Markets, Inc.	176,381
		1,625,922
Food Services and Drinking Places - 1.2%
1,526	Casey's General Stores, Inc.	355,116
6,485	Wayfair, Inc. (a)(b)	245,911
		601,027
Gasoline Stations - 0.3%
2,341	TravelCenters of America Inc. (a)	148,841
General Merchandise Stores - 8.4%
14,674	Big Lots, Inc.	276,898
4,271	BJ's Wholesale Club Holdings, Inc. (a)	330,575
2,250	Burlington Stores, Inc. (a)	321,660
629	Costco Wholesale Corp.	315,443
1,073	Dillard's, Inc. Class A	352,792
1,364	Dollar General Corp.	347,888
2,337	Dollar Tree, Inc. (a)	370,415
2,359	Five Below, Inc. (a)	345,240
10,970	Kohl's Corp.	328,552
Shares		Fair Value
General Merchandise Stores (continued)
18,507	Macy's, Inc.	$385,871
3,700	PriceSmart, Inc.	236,689
1,940	Target Corp.	318,645
2,462	Wal-Mart Stores, Inc.	350,416
		4,281,084
Health and Personal Care Stores - 2.3%
12,575	Petmed Express, Inc.	268,099
44,165	Rite Aid Corp. (a)	230,541
758	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	317,882
9,305	Walgreens Boots Alliance, Inc.	339,633
		1,156,155
Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.1%
277	Winmark Corp.	69,704
Machinery Manufacturing - 1.3%
22,480	Leslie's, Inc. (a)	315,619
5,770	Xometry, Inc. (a)	346,546
		662,165
Merchant Wholesalers, Durable Goods - 0.4%
2,860	America's Car-Mart, Inc. (a)	195,509
Merchant Wholesalers, Nondurable Goods - 0.5%
8,781	Foot Locker, Inc.	278,358
Miscellaneous Manufacturing - 1.1%
9,160	National Vision Holdings, Inc. (a)	339,287
21,742	Petco Health & Wellness Co., Inc. (a)	228,943
		568,230
Miscellaneous Store Retailers - 3.3%
9,361	Chewy, Inc. (a)(b)	362,552
5,780	Ollie's Bargain Outlet Holdings, Inc. (a)	323,680
22,850	Sally Beauty Holdings, Inc. (a)	290,423
9,206	The ODP Corp. (a)	364,281
1,679	Tractor Supply Co.	368,994
		1,709,930
Motor Vehicle and Parts Dealers - 8.3%
1,865	Advance Auto Parts, Inc.	354,201
1,976	Asbury Automotive Group, Inc. (a)	311,714
2,873	AutoNation, Inc. (a)	305,429
154	AutoZone, Inc. (a)	390,063
3,702	CarMax, Inc. (a)	233,263
23,947	CarParts.com, Inc. (a)	112,072
9,197	Carvana Co. (a)(b)	124,435
35,583	EVgo, Inc. (a)(b)	263,670
1,978	Group 1 Automotive, Inc.	342,194
9,503	MarineMax, Inc. (a)	307,042
1,163	Murphy USA, Inc.	365,775
469	O'Reilly Automotive, Inc. (a)	392,633
2,185	OneWater Marine. Inc. (a)	72,105
3,043	Penske Automotive Group, Inc.	339,660
7,111	Sonic Automotive, Inc.	332,439
		4,246,695

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Retail Bull 3X Shares

Schedule of Investments, continued

October 31, 2022

Shares		Fair Value
Nonstore Retailers - 3.8%
2,526	Amazon.com, Inc. (a)	258,763
5,235	DoorDash, Inc. (a)	227,880
7,471	eBay, Inc.	297,645
3,052	Etsy, Inc. (a)	286,613
11,729	Overstock.com, Inc. (a)	272,699
60,832	Stitch Fix, Inc. (a)	243,328
21,112	Warby Parker, Inc. (a)(b)	338,848
		1,925,776
Printing and Related Support Activities - 0.1%
6,540	Arko Corp.	67,035
Professional, Scientific, and Technical Services - 1.5%
261,251	ContextLogic, Inc. (a)	204,560
9,183	Franchise Group, Inc.	278,704
110,859	Qurate Retail, Inc. (a)	259,410
		742,674
Publishing Industries (except Internet) - 0.8%
22,138	Poshmark, Inc. (a)	395,385
Rental and Leasing Services - 0.5%
12,766	Rent-A-Center, Inc.	266,171
Repair and Maintenance - 0.9%
5,668	Liquidity Services, Inc. (a)	97,376
7,165	Monro Muffler Brake, Inc.	342,129
		439,505
Sporting Goods, Hobby, Musical Instrument, and Book Stores - 2.2%
11,104	Camping World Holdings, Inc. (a)	309,024
2,892	Dick's Sporting Goods, Inc.	328,994
5,213	Hibbett Sports, Inc.	325,395
16,264	Sportsman's Warehouse Holdings, Inc. (a)	146,051
		1,109,464
Truck Transportation - 0.5%
1,312	Lithia Motors, Inc. Class A	259,973
	TOTAL COMMON STOCKS (Cost $28,762,329)	$28,583,885
Shares		Fair Value
SHORT TERM INVESTMENTS - 33.9%
Money Market Funds - 33.9%
9,534,232	Dreyfus Government Cash Management Institutional Shares, 2.91% (c)(d)	$9,534,232
1	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.07% (c)	1
7,737,953	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (c)	7,737,953
	TOTAL SHORT TERM INVESTMENTS (Cost $17,272,186)	$17,272,186
	TOTAL INVESTMENTS (Cost $46,034,515) - 89.9% (e)	$45,856,071
	Other Assets in Excess of Liabilities - 10.1%	5,163,553
	TOTAL NET ASSETS - 100.0%	$51,019,624

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at October 31, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $36,613,030.

ADR - American Depository Receipt

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P Retail Select Industry® Index	3.4400% representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	10,045	$63,817,803	$2,264,612
Total return of S&P Retail Select Industry® Index	3.3900% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	4,217	27,435,417	347,773
Total return of S&P Retail Select Industry® Index	3.6300% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	4,595	28,820,117	1,420,713
					$120,073,337	$4,033,098

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily S&P 500® High Beta Bull 3X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
COMMON STOCKS - 69.7%
Accommodation - 2.6%
15,184	Caesars Entertainment Inc. (a)	$663,996
14,640	Las Vegas Sands Corp. (a)	556,467
16,081	MGM Resorts International	572,001
		1,792,464
Administrative and Support Services - 1.2%
1,578	Gartner, Inc. (a)	476,430
4,789	Live Nation Entertainment, Inc. (a)	381,252
		857,682
Air Transportation - 2.5%
39,798	American Airlines Group, Inc. (a)	564,336
14,739	Delta Air Lines, Inc. (a)	500,094
15,143	United Continental Holdings, Inc. (a)	652,360
		1,716,790
Amusement, Gambling, and Recreation Industries - 0.8%
9,050	Wynn Resorts Ltd. (a)	578,295
Apparel Manufacturing - 0.7%
5,174	Ralph Lauren Corp.	479,578
Broadcasting and Content Providers - 1.2%
23,995	Dish Network Corp. (a)	357,765
34,985	Warner Bros Discovery, Inc. (a)	454,805
		812,570
Chemical Manufacturing - 0.9%
2,150	Albemarle Corp.	601,721
Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.7%
13,866	Bath & Body Works, Inc.	462,847
Computer and Electronic Product Manufacturing - 16.6%
1,902	Abiomed, Inc. (a)	479,456
7,715	Advanced Micro Devices, Inc. (a)	463,363
3,918	Alphabet, Inc. Class C (a)	370,878
2,680	Apple, Inc.	410,951
4,249	Arista Networks, Inc. (a)	513,534
832	Broadcom, Inc.	391,140
2,404	Enphase Energy, Inc. (a)	738,028
11,718	Fortinet, Inc. (a)	669,801
2,251	Illumina, Inc. (a)	515,074
2,706	Keysight Technologies, Inc. (a)	471,250
7,956	Microchip Technology, Inc.	491,204
8,893	Micron Technology, Inc.	481,111
1,357	Monolithic Power Systems, Inc.	460,634
4,630	NVIDIA Corp. (a)	624,911
2,954	NXP Semiconductors NV ADR (Netherlands)	431,520
10,539	ON Semiconductor Corp. (a)	647,411
4,793	Qorvo, Inc. (a)	412,581
3,690	Qualcomm, Inc.	434,165
4,433	Skyworks Solutions, Inc.	381,282
1,875	SolarEdge Technologies, Inc. (a)	431,306
6,074	Teradyne, Inc.	494,120
7,362	Trimble, Inc. (a)	442,898
9,454	Western Digital Corp. (a)	324,934
1,566	Zebra Technologies Corp. Class A (a)	443,523
		11,525,075
Shares		Fair Value
Construction of Buildings - 1.9%
5,809	D.R. Horton, Inc.	$446,596
5,356	Lennar Corp. Class A	432,229
10,380	PulteGroup, Inc.	415,096
		1,293,921
Credit Intermediation and Related Activities - 1.8%
3,075	Signature Bank	487,480
6,258	State Street Corp.	463,092
1,384	SVB Financial Group (a)	319,648
		1,270,220
Electrical Equipment, Appliance, and Component Manufacturing - 0.4%
2,447	Generac Holdings, Inc. (a)	283,632
Food Services and Drinking Places - 0.6%
285	Chipotle Mexican Grill, Inc. (a)	427,024
Funds, Trusts, and Other Financial Vehicles - 0.6%
3,729	T. Rowe Price Group, Inc.	395,871
General Merchandise Retailers - 1.5%
4,109	Amazon.com, Inc. (a)	420,926
6,842	Etsy, Inc. (a)	642,532
		1,063,458
Health and Personal Care Retailers - 0.7%
1,244	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	521,696
Insurance Carriers and Related Activities - 0.8%
10,350	Lincoln National Corp.	557,555
Leather and Allied Product Manufacturing - 0.7%
14,991	Tapestry, Inc.	474,915
Machinery Manufacturing - 1.5%
5,918	Applied Materials, Inc.	522,500
1,256	Lam Research Corp.	508,404
		1,030,904
Management of Companies and Enterprises - 2.3%
69,286	Carnival Corp. ADR (a)	627,731
55,871	Norwegian Cruise Line Holdings Ltd. ADR (a)	943,661
		1,571,392
Merchant Wholesalers, Durable Goods - 1.3%
3,557	Copart, Inc. (a)	409,126
1,658	KLA-Tencor Corp.	524,674
		933,800
Mining (except Oil and Gas) - 0.7%
15,876	Freeport-McMoRan Copper & Gold, Inc.	503,110
Miscellaneous Manufacturing - 2.9%
1,945	Align Technology, Inc. (a)	377,914
6,128	DexCom, Inc. (a)	740,140
1,829	Estee Lauder Companies, Inc. Class A	366,696
2,207	Intuitive Surgical, Inc. (a)	543,959
		2,028,709
Motion Picture and Sound Recording Industries - 1.0%
2,356	Netflix, Inc. (a)	687,669

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily S&P 500® High Beta Bull 3X Shares

Schedule of Investments, continued

October 31, 2022

Shares		Fair Value
Motor Vehicle and Parts Dealers - 0.4%
4,594	CarMax, Inc. (a)	$289,468
Oil and Gas Extraction - 1.0%
15,452	APA Corp.	702,448
Professional, Scientific, and Technical Services - 5.4%
2,097	Charles River Laboratories International, Inc. (a)	445,088
17,478	DXC Technology Co. (a)	502,493
1,456	EPAM Systems, Inc. (a)	509,600
9,540	Match Group, Inc. (a)	412,128
3,555	Meta Platforms, Inc. (a)	331,184
2,925	Moderna, Inc. (a)	439,715
1,703	Paycom Software, Inc. (a)	589,238
1,256	ServiceNow, Inc. (a)	528,449
		3,757,895
Publishing Industries - 6.9%
1,214	Adobe Systems, Inc. (a)	386,659
1,917	ANSYS, Inc. (a)	423,964
2,612	Autodesk, Inc. (a)	559,752
2,981	Cadence Design Systems, Inc. (a)	451,293
9,280	Ceridian HCM Holding, Inc. (a)	614,243
1,281	Intuit, Inc.	547,627
3,876	PTC, Inc. (a)	456,709
2,988	Salesforce.com, Inc. (a)	485,819
1,467	Synopsys, Inc. (a)	429,171
1,230	Tyler Technologies, Inc. (a)	397,696
		4,752,933
Rental and Leasing Services - 0.7%
1,467	United Rentals, Inc. (a)	463,147
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.3%
1,698	Ameriprise Financial, Inc.	524,886
15,846	Franklin Resources, Inc.	371,589
26,733	Invesco Ltd. ADR	409,550
977	MSCI, Inc. Class A	458,076
4,246	Raymond James Financial, Inc.	501,622
		2,265,723
Support Activities for Transportation - 0.6%
4,416	Expedia, Inc. (a)	412,764
Telecommunications - 0.8%
6,278	PayPal Holdings, Inc. (a)	524,715
Transportation Equipment Manufacturing - 3.5%
5,427	Aptiv PLC ADR (Ireland) (a)	494,237
2,826	Boeing Co. (a)	402,734
34,668	Ford Motor Co.	463,511
13,333	General Motors Co.	523,320
2,398	Tesla Motors, Inc. (a)	545,641
		2,429,443
Water Transportation - 1.2%
15,502	Royal Caribbean Cruises Ltd. ADR (Liberia) (a)	827,497
	TOTAL COMMON STOCKS (Cost $51,238,605)	$48,296,931
Shares		Fair Value
SHORT TERM INVESTMENTS - 31.0%
Money Market Funds - 31.0%
9,285,515	Dreyfus Government Cash Management Institutional Shares, 2.91% (b)	$9,285,515
3,703,562	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.07% (b)	3,703,562
8,441,673	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (b)	8,441,673
	TOTAL SHORT TERM INVESTMENTS (Cost $21,430,750)	$21,430,750
	TOTAL INVESTMENTS (Cost $72,669,355) - 100.7% (c)	$69,727,681
	Liabilities in Excess of Other Assets - (0.7)%	(493,116)
	TOTAL NET ASSETS - 100.0%	$69,234,565

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at October 31, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $54,204,510.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily S&P 500® High Beta Bull 3X Shares

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P 500® High Beta Index	3.4900% representing 1 month SOFR rate + spread	Barclays	12/7/2022	5,182	$72,411,081	$3,640,069
Total return of S&P 500® High Beta Index	3.5400% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	60	1,107,355	(233,162)
Total return of S&P 500® High Beta Index	3.5900% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	3,222	46,076,294	1,287,370
Total return of S&P 500® High Beta Index	3.2200% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	2,366	33,717,934	946,728
					$153,312,664	$5,641,005

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily S&P 500® High Beta Bear 3X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 98.9%
Money Market Funds - 98.9%
41,609,254	Dreyfus Government Cash Management Institutional Shares, 2.91% (a)	$41,609,254
12,621,045	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.07% (a)	12,621,045
11,479,835	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (a)	11,479,835
	TOTAL SHORT TERM INVESTMENTS (Cost $65,710,134) (b)	$65,710,134
	TOTAL INVESTMENTS (Cost $65,710,134) - 98.9%	$65,710,134
	Other Assets in Excess of Liabilities - 1.1%	717,542
	TOTAL NET ASSETS - 100.0%	$66,427,676

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $32,588,776.

Short Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.7900% representing 1 month SOFR rate + spread	Total return of S&P 500® High Beta Index	J.P. Morgan	12/6/2022	1,463	$21,257,158	$(224,591)
3.2400% representing 1 month SOFR rate + spread	Total return of S&P 500® High Beta Index	Barclays	12/7/2022	4,321	75,047,832	11,993,507
3.0100% representing 1 month SOFR rate + spread	Total return of S&P 500® High Beta Index	UBS Securities LLC	12/14/2022	3,739	56,367,864	1,666,861
3.2900% representing 1 month SOFR rate + spread	Total return of S&P 500® High Beta Index	Bank of America Merrill Lynch	12/13/2023	4,017	58,881,676	(104,559)
					$211,554,530	$13,331,218

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily S&P Biotech Bull 3X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
COMMON STOCKS - 58.3%
Administrative and Support Services - 0.3%
155,579	Day One Biopharmaceuticals (a)(b)	$3,288,940
Ambulatory Health Care Services - 1.4%
313,930	CareDx, Inc. (a)	6,250,346
61,552	Keros Therapeutics, Inc. (a)	3,098,528
140,799	Natera, Inc. (a)	6,611,921
109,514	Y-mAbs Therapeutics, Inc. (a)	395,345
		16,356,140
Apparel Manufacturing - 0.2%
461,410	Sana Biotechnology, Inc. (a)	2,676,178
Chemical Manufacturing - 39.3%
139,203	2seventy bio, Inc. (a)	2,210,544
52,599	AbbVie, Inc.	7,700,494
428,625	Acadia Pharmaceuticals Inc. (a)	6,870,859
141,308	Adicet Bio, Inc. (a)	2,330,169
623,460	ADMA Biologics, Inc. (a)	1,758,157
146,233	Agios Pharmaceuticals, Inc. (a)	4,027,257
237,089	Alaunos Therapeutics, Inc. (a)(b)	272,652
310,494	Alkermes PLC ADR (Ireland) (a)	7,048,214
33,320	Alnylam Pharmaceuticals, Inc. (a)	6,905,903
322,800	Altimmune, Inc. (a)	4,047,912
30,072	Amgen, Inc.	8,129,965
652,295	Amicus Therapeutics, Inc. (a)	6,522,950
99,609	Arcellx, Inc. (a)	2,338,819
198,705	Arcturus Therapeutics Holdings, Inc. (a)	3,517,078
245,858	Arcus Biosciences Inc. (a)	6,264,462
187,014	Arcutis Biotherapeutics, Inc. (a)	3,306,408
187,317	Avid Bioservices, Inc. (a)	3,173,150
129,496	Beam Therapeutics, Inc. (a)	5,705,594
553,873	BioCryst Pharmaceuticals, Inc. (a)	7,394,205
35,161	Biogen, Inc. (a)	9,966,034
80,248	BioMarin Pharmaceutical, Inc. (a)	6,951,884
1,043,546	bluebird bio, Inc. (a)	6,543,033
97,930	Blueprint Medicines Corp. (a)	5,076,691
521,514	BridgeBio Pharma, Inc. (a)	5,439,391
141,080	Caribou Biosciences, Inc. (a)	1,374,119
435,127	Catalyst Pharmaceuticals, Inc. (a)	6,035,211
223,354	Celldex Therapeutics, Inc. (a)	7,846,426
153,888	Chinook Therapeutics, Inc. (a)	3,347,064
225,127	Cogent Biosciences, Inc. (a)	3,072,984
289,091	Coherus BioSciences, Inc. (a)	2,515,092
81,082	Crinetics Pharmaceuticals, Inc. (a)	1,496,774
1,175,223	CTI BioPharma Corp. (a)	5,758,593
217,284	Deciphera Pharmaceuticals, Inc. (a)	3,524,346
222,923	Denali Therapeutics, Inc. (a)	6,393,432
33,297	Design Therapeutics, Inc. (a)	520,099
61,650	Eagle Pharmaceuticals, Inc. (a)	1,940,125
252,522	Emergent Biosolutions, Inc. (a)	5,267,609
Shares		Fair Value
Chemical Manufacturing (continued)
68,576	Enanta Pharmaceuticals, Inc. (a)	$3,093,463
94,475	ERASCA, Inc. (a)(b)	771,861
244,893	FibroGen, Inc. (a)	3,986,858
147,878	G1 Therapeutics, Inc. (a)	1,576,379
593,469	Geron Corp. (a)	1,317,501
114,160	Gilead Sciences, Inc.	8,956,994
246,588	Gossamer Bio, Inc. (a)	2,737,127
179,759	Halozyme Therapeutics, Inc. (a)	8,594,278
647,709	Heron Therapeutics, Inc. (a)	2,493,680
112,773	Horizon Therapeutics PLC ADR (Ireland) (a)	7,028,013
434,730	ImmunityBio, Inc. (a)(b)	2,391,015
1,018,599	Immunogen, Inc. (a)	6,050,478
103,145	Incyte Corp. (a)	7,667,799
300,056	Insmed, Inc. (a)	5,196,970
115,560	Intellia Therapeutics, Inc. (a)	6,099,257
242,504	Intercept Pharmaceuticals, Inc. (a)	3,363,530
159,044	Ionis Pharmaceuticals, Inc. (a)	7,029,745
677,210	Ironwood Pharmaceuticals, Inc. Class A (a)	7,408,677
135,416	iTeos Therapeutics, Inc. (a)	2,637,904
29,767	Karuna Therapeutics, Inc. (a)	6,529,094
718,117	Karyopharm Therapeutics, Inc. (a)	3,418,237
56,179	Krystal Biotech, Inc. (a)	4,297,693
38,992	Ligand Pharmaceuticals, Inc. (a)	3,417,649
70,857	Madrigal Pharmaceuticals, Inc. (a)	5,018,093
1,564,896	MannKind Corp. (a)	5,289,348
229,845	Mersana Therapeutics Inc. (a)	1,806,582
62,985	Mirum Pharmaceuticals, Inc. (a)	1,420,312
101,540	Morphic Holding, Inc. (a)	2,844,135
174,377	Myovant Sciences, Ltd. ADR (United Kingdom) (a)	4,662,841
184,053	Myriad Genetics, Inc. (a)	3,817,259
70,043	Neurocrine Biosciences, Inc. (a)	8,063,350
234,822	Novavax, Inc. (a)(b)	5,229,486
311,018	PMV Pharmaceuticals, Inc. (a)	3,828,632
102,106	Prometheus Biosciences, Inc. (a)	5,362,607
114,652	Prothena Corp. PLC (a)	7,044,219
138,937	PTC Therapeutics, Inc. (a)	5,254,597
76,561	RAPT Therapeutics, Inc. (a)	1,670,561
10,278	Regeneron Pharmaceuticals, Inc. (a)	7,695,653
125,798	REGENXBIO, Inc. (a)	2,977,639
79,688	Replimune Group Inc. (a)	1,463,072
281,901	Rhythm Pharmaceuticals, Inc. (a)	7,095,448
243,647	Rocket Pharmaceuticals, Inc. (a)	4,546,453
177,397	Sage Therapeutics, Inc. (a)	6,680,771
433,776	Sangamo Therapeutics, Inc. (a)	1,904,277
63,052	Sarepta Therapeutics, Inc. (a)	7,189,189
47,788	Seagen, Inc. (a)	6,076,722
219,933	Seres Therapeutics, Inc. (a)	1,948,606
262,739	SpringWorks Therapeutics, Inc. (a)	6,308,363

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily S&P Biotech Bull 3X Shares

Schedule of Investments, continued

October 31, 2022

Shares		Fair Value
Chemical Manufacturing (continued)
157,375	Syndax Pharmaceuticals Inc. (a)	$3,613,330
831,341	TG Therapeutics, Inc. (a)	4,838,405
221,126	Travere Therapeutics, Inc. (a)	4,794,012
169,077	Twist Bioscience Corp. (a)	5,550,798
151,260	Ultragenyx Pharmaceutical, Inc. (a)	6,119,980
226,323	uniQure N.V. ADR (Netherlands) (a)	4,214,134
33,299	United Therapeutics Corp. (a)	7,676,418
147,388	Vanda Pharmaceuticals, Inc. (a)	1,543,152
371,627	Veracyte, Inc. (a)	7,473,419
151,670	Vericel Corp. (a)	4,076,890
25,505	Vertex Pharmaceuticals, Inc. (a)	7,957,560
62,196	Viridian Therapeutics, Inc. (a)(b)	1,237,700
122,976	Xencor, Inc. (a)	3,443,328
		456,395,242
Merchant Wholesalers, Nondurable Goods - 1.4%
573,518	Atara Biotherapeutics, Inc. (a)	2,672,594
121,145	C4 Therapeutics, Inc. (a)	1,165,415
372,925	Protagonist Therapeutics Inc. (a)	3,020,692
210,808	Relay Therapeutics, Inc. (a)	4,684,154
197,554	Zentalis Pharmaceuticals, Inc. (a)	4,956,630
		16,499,485
Miscellaneous Manufacturing - 1.3%
30,613	Anika Therapeutics, Inc. (a)	870,021
1,996,820	Inovio Pharmaceuticals, Inc. (a)	4,313,131
175,336	MiMedx Group, Inc. (a)	518,995
88,005	Mirati Therapeutics, Inc. (a)	5,924,497
2,079,157	Ocugen, Inc. (a)(b)	3,576,150
		15,202,794
Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
24,726	Biohaven, Ltd. (a)(b)	409,710
Professional, Scientific, and Technical Services - 12.8%
1,499,415	Agenus, Inc. (a)	3,763,532
201,155	Alector, Inc. (a)	1,850,626
494,332	Allogene Therapeutics, Inc. (a)	5,091,620
83,419	AnaptysBio, Inc. (a)	2,406,638
295,546	Anavex Life Sciences Corp. (a)	3,596,795
110,245	Apellis Pharmaceuticals, Inc. (a)	6,668,720
193,145	Arrowhead Pharmaceuticals, Inc. (a)	6,723,377
71,020	Avidity Biosciences, Inc. (a)	1,014,166
111,287	Crispr Therapeutics AG ADR (Switzerland) (a)	5,824,761
136,750	Cytokinetics, Inc. (a)	5,970,505
639,360	Dynavax Technologies Corp. (a)(b)	7,320,672
470,648	Editas Medicine, Inc. (a)	5,906,632
183,240	Exact Sciences Corp. (a)	6,373,087
416,199	Exelixis, Inc. (a)	6,900,579
264,917	Fate Therapeutics, Inc. (a)	5,542,064
120,596	IDEAYA Biosciences, Inc. (a)	2,036,866
142,966	Inhibrx, Inc. (a)	4,600,646
400,849	Iveric Bio, Inc. (a)	9,588,308
262,944	Kezar Life Sciences, Inc. (a)	1,976,024
Shares		Fair Value
Professional, Scientific, and Technical Services (continued)
303,142	Kura Oncology, Inc. (a)	$4,704,764
193,046	Kymera Therapeutics, Inc. (a)	5,857,016
221,875	Lyell Immunopharma, Inc. (a)(b)	1,304,625
52,361	Moderna, Inc. (a)	7,871,429
173,413	Nkarta, Inc. (a)	2,186,738
140,808	Nurix Therapeutics, Inc. (a)	1,792,486
185,411	Recursion Pharmaceuticals, Inc. (a)	1,956,086
287,903	Revolution Medicines, Inc. (a)	5,832,915
3,143,375	Sorrento Therapeutics Inc. (a)	4,935,099
100,322	Vaxcyte, Inc. (a)	4,375,042
192,283	Verve Therapeutics, Inc. (a)(b)	7,249,069
332,959	Vir Biotechnology, Inc. (a)	7,318,439
		148,539,326
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.8%
162,573	Cerevel Therapeutics Holdings, Inc. (a)	4,545,541
629,148	EQRx, Inc. (a)(b)	3,233,821
159,746	POINT Biopharma Global Inc. (a)	1,490,430
		9,269,792
Specialty Trade Contractors - 0.2%
1,134,068	Vaxart, Inc. (a)(b)	1,893,894
Support Activities for Transportation - 0.5%
665,203	Iovance Biotherapeutics, Inc. (a)	6,212,996
	TOTAL COMMON STOCKS (Cost $677,368,268)	$676,744,497
SHORT TERM INVESTMENTS - 45.8%
Money Market Funds - 45.8%
372,864,904	Dreyfus Government Cash Management Institutional Shares, 2.91% (c)(d)	$372,864,904
72,549,696	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.01% (c)	72,549,696
46,480,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.07% (c)	46,480,000
38,828,910	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (c)	38,828,910
	TOTAL SHORT TERM INVESTMENTS (Cost $530,723,510)	$530,723,510
	TOTAL INVESTMENTS (Cost $1,208,091,778) - 104.1% (e)	$1,207,468,007
	Liabilities in Excess of Other Assets - (4.1)%	(47,621,190)
	TOTAL NET ASSETS - 100.0%	$1,159,846,817

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily S&P Biotech Bull 3X Shares

Schedule of Investments, continued

October 31, 2022

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at October 31, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $881,689,588.

ADR - American Depository Receipt

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Biotechnology Select Industry Index	3.2900% representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	32,028	$201,863,091	$1,444,155
Total return of S&P Biotechnology Select Industry Index	3.1700% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	91,173	551,676,350	29,629,455
Total return of S&P Biotechnology Select Industry Index	2.8400% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	40,000	199,946,727	53,975,206
Total return of S&P Biotechnology Select Industry Index	3.8100% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	70,391	441,740,229	7,058,616
Total return of S&P Biotechnology Select Industry Index	3.5400% representing 1 month SOFR rate + spread	BNP Paribas	12/15/2022	50,000	321,003,188	(2,593,769)
Total return of S&P Biotechnology Select Industry Index	3.9900% representing 1 month SOFR rate + spread	Barclays	4/4/2023	91,192	607,906,354	(29,118,850)
Total return of S&P Biotechnology Select Industry Index	3.5400% representing 1 month SOFR rate + spread	Goldman Sachs	7/18/2023	64,000	362,246,499	43,826,662
					$2,686,382,438	$104,221,475

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily S&P Biotech Bear 3X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 105.9%
Money Market Funds - 105.9%
91,665,163	Dreyfus Government Cash Management Institutional Shares, 2.91% (a)	$91,665,163
28,119,022	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.01% (a)	28,119,022
28,190,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.07% (a)	28,190,000
53,289,561	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (a)	53,289,561
	TOTAL SHORT TERM INVESTMENTS (Cost $201,263,746) (b)	$201,263,746
	TOTAL INVESTMENTS (Cost $201,263,746) - 105.9%	$201,263,746
	Liabilities in Excess of Other Assets - (5.9)%	(11,288,978)
	TOTAL NET ASSETS - 100.0%	$189,974,768

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $124,068,723.

Short Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.8900% representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	J.P. Morgan	12/6/2022	15,925	$110,171,379	$8,889,722
3.2900% representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	Barclays	12/7/2022	21,619	141,425,494	3,994,272
2.8900% representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	Citibank N.A.	12/13/2022	15,055	94,864,811	(1,152,085)
2.6400% representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	Bank of America Merrill Lynch	12/13/2022	4,943	25,698,756	(5,716,010)
3.2600% representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	UBS Securities LLC	12/14/2022	16,674	109,556,036	3,249,952
3.2400% representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	Goldman Sachs	7/31/2023	15,000	86,296,754	(8,816,375)
					$568,013,230	$449,476

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Semiconductor Bull 3X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
COMMON STOCKS - 72.4%
Computer and Electronic Product Manufacturing - 58.2%
1,993,112	Advanced Micro Devices, Inc. (a)	$119,706,307
726,511	Analog Devices, Inc.	103,614,999
466,694	Broadcom, Inc.	219,402,183
3,440,788	Intel Corp.	97,821,603
522,293	Lattice Semiconductor Corp. (a)	25,336,433
2,243,302	Marvell Technology, Inc.	89,014,223
1,814,579	Microchip Technology, Inc.	112,032,107
2,018,849	Micron Technology, Inc.	109,219,731
220,944	MKS Instruments, Inc.	18,150,550
169,299	Monolithic Power Systems, Inc.	57,468,545
1,375,780	NVIDIA Corp. (a)	185,689,027
679,333	NXP Semiconductors NV ADR (Netherlands)	99,236,965
1,657,648	ON Semiconductor Corp. (a)	101,829,317
396,672	Qorvo, Inc. (a)	34,145,526
1,297,779	Qualcomm, Inc.	152,696,677
616,334	Skyworks Solutions, Inc.	53,010,887
1,092,181	STMicroelectronics NV ADR (Netherlands)	33,988,673
1,328,134	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	81,746,648
614,520	Teradyne, Inc.	49,991,202
1,396,685	Texas Instruments, Inc.	224,349,511
2,995,590	United Microelectronics Corp. ADR (Taiwan) (b)	17,763,849
472,467	Wolfspeed, Inc. (a)	37,206,776
		2,023,421,739
Credit Intermediation and Related Activities - 0.4%
2,615,914	ASE Technology Holding Co., Ltd. ADR (Taiwan)	13,315,002
Electrical Equipment, Appliance, and Component Manufacturing - 0.4%
149,765	Synaptics, Inc. (a)	13,269,179
Machinery Manufacturing - 8.7%
1,177,932	Applied Materials, Inc.	103,999,616
204,828	ASML Holding NV ADR (Netherlands)	96,764,844
249,395	Lam Research Corp.	100,950,108
		301,714,568
Merchant Wholesalers, Durable Goods - 4.3%
567,669	Entegris, Inc.	45,038,858
325,124	KLA-Tencor Corp.	102,885,490
		147,924,348
Primary Metal Manufacturing - 0.4%
137,521	Silicon Laboratories, Inc. (a)	15,803,914
	TOTAL COMMON STOCKS (Cost $2,585,877,599)	$2,515,448,750
Shares		Fair Value
SHORT TERM INVESTMENTS - 63.4%
Money Market Funds - 63.4%
1,061,884,995	Dreyfus Government Cash Management Institutional Shares, 2.91% (c)(d)	$1,061,884,995
444,020,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.01% (c)	444,020,000
144,960,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.07% (c)	144,960,000
553,323,107	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (c)	553,323,107
	TOTAL SHORT TERM INVESTMENTS (Cost $2,204,188,102)	$2,204,188,102
	TOTAL INVESTMENTS (Cost $4,790,065,701) - 135.8% (e)	$4,719,636,852
	Liabilities in Excess of Other Assets - (35.8)%	(1,245,564,582)
	TOTAL NET ASSETS - 100.0%	$3,474,072,270

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at October 31, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,221,730,540.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Semiconductor Bull 3X Shares

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of ICE Semiconductor Index	3.8900% representing 1 month SOFR rate + spread	Goldman Sachs	11/16/2022	2,809,771	$1,544,612,737	$14,120,151
Total return of ICE Semiconductor Index	3.8200% representing 1 month SOFR rate + spread	Barclays	12/7/2022	1,896,110	1,216,158,231	(168,978,420)
Total return of ICE Semiconductor Index	3.4900% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	2,020,603	1,331,557,171	(214,149,480)
Total return of ICE Semiconductor Index	3.6400% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	1,934,793	1,325,166,422	(255,875,812)
Total return of ICE Semiconductor Index	3.7900% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	1,443,564	936,013,486	(138,967,957)
Total return of ICE Semiconductor Index	3.9300% representing 1 month SOFR rate + spread	BNP Paribas	12/15/2022	1,677,684	1,017,683,114	(91,730,636)
Total return of ICE Semiconductor Index	3.3400% representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2023	2,455,363	1,316,262,307	46,788,719
					$8,687,453,468	$(808,793,435)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Semiconductor Bear 3X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 93.5%
Money Market Funds - 93.5%
254,869,523	Dreyfus Government Cash Management Institutional Shares, 2.91% (a)	$254,869,523
66,848,238	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.01% (a)	66,848,238
45,473,247	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.07% (a)	45,473,247
185,540,273	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (a)	185,540,273
	TOTAL SHORT TERM INVESTMENTS (Cost $552,731,281) (b)	$552,731,281
	TOTAL INVESTMENTS (Cost $552,731,281) - 93.5%	$552,731,281
	Other Assets in Excess of Liabilities - 6.5%	38,239,668
	TOTAL NET ASSETS - 100.0%	$590,970,949

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $387,351,277.

Short Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
3.3700% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	Barclays	12/7/2022	400,269	$229,061,941	$7,377,084
3.1900% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	Citibank N.A.	12/13/2022	344,486	232,227,866	41,537,915
3.4400% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	Bank of America Merrill Lynch	12/13/2022	277,876	191,801,079	38,055,359
3.4400% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	UBS Securities LLC	12/14/2022	489,687	297,481,924	26,354,843
3.0800% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	BNP Paribas	12/15/2022	447,941	301,873,092	53,944,558
2.8900% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	J.P. Morgan	12/6/2023	632,587	333,192,455	(18,107,850)
3.1900% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	Goldman Sachs	12/6/2023	599,217	331,384,079	(1,485,602)
					$1,917,022,436	$147,676,307

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Technology Bull 3X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
COMMON STOCKS - 67.6%
Administrative and Support Services - 4.1%
46,832	Automatic Data Processing, Inc.	$11,319,293
13,213	Broadridge Financial Solutions, Inc.	1,982,743
8,454	FleetCor Technologies, Inc. (a)	1,573,459
8,911	Gartner, Inc. (a)	2,690,409
184,194	Visa, Inc. Class A	38,157,629
		55,723,533
Amusement, Gambling, and Recreation Industries - 0.3%
31,238	Global Payments, Inc.	3,569,254
Computer and Electronic Product Manufacturing - 32.6%
181,867	Advanced Micro Devices, Inc. (a)	10,922,932
67,023	Amphenol Corp. Class A	5,082,354
58,560	Analog Devices, Inc.	8,351,827
1,452,478	Apple, Inc.	222,722,977
27,782	Arista Networks, Inc. (a)	3,357,733
45,510	Broadcom, Inc.	21,395,161
466,546	Cisco Systems, Inc.	21,195,185
15,243	Enphase Energy, Inc. (a)	4,679,601
73,743	Fortinet, Inc. (a)	4,215,150
102,529	HP, Inc.	2,831,851
462,601	Intel Corp.	13,151,746
101,756	International Business Machines Corp.	14,071,837
20,280	Keysight Technologies, Inc. (a)	3,531,762
62,247	Microchip Technology, Inc.	3,843,130
124,289	Micron Technology, Inc.	6,724,035
5,007	Monolithic Power Systems, Inc.	1,699,626
18,807	Motorola Solutions, Inc.	4,696,296
24,750	NetApp, Inc.	1,714,433
282,092	NVIDIA Corp. (a)	38,073,957
29,598	NXP Semiconductors NV ADR (Netherlands)	4,323,676
48,792	ON Semiconductor Corp. (a)	2,997,293
11,638	Qorvo, Inc. (a)	1,001,799
126,486	Qualcomm, Inc.	14,882,343
11,941	Roper Technologies, Inc.	4,950,022
21,997	Seagate Technology Holdings PLC ADR (Ireland)	1,092,371
18,075	Skyworks Solutions, Inc.	1,554,631
6,259	SolarEdge Technologies, Inc. (a)	1,439,758
17,658	Teradyne, Inc.	1,436,478
102,933	Texas Instruments, Inc.	16,534,128
27,890	Trimble, Inc. (a)	1,677,862
35,282	Western Digital Corp. (a)	1,212,642
5,838	Zebra Technologies Corp. Class A (a)	1,653,438
		447,018,034
Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.5%
72,057	Fiserv, Inc. (a)	7,403,136
Shares		Fair Value
Credit Intermediation and Related Activities - 2.7%
68,490	Fidelity National Information Services, Inc.	$5,683,985
96,108	MasterCard, Inc. Class A	31,540,724
		37,224,709
Electrical Equipment, Appliance, and Component Manufacturing - 0.3%
36,030	TE Connectivity Ltd. ADR (Switzerland)	4,403,947
Machinery Manufacturing - 1.1%
98,022	Applied Materials, Inc.	8,654,362
15,428	Lam Research Corp.	6,244,946
		14,899,308
Merchant Wholesalers, Durable Goods - 0.4%
15,974	KLA-Tencor Corp.	5,054,972
Nonmetallic Mineral Product Manufacturing - 0.2%
85,729	Corning, Inc.	2,757,902
Professional, Scientific, and Technical Services - 3.9%
71,268	Accenture PLC Class A ADR (Ireland)	20,232,985
15,223	CDW Corp.	2,630,687
58,322	Cognizant Technology Solutions Corp. Class A	3,630,544
25,894	DXC Technology Co. (a)	744,452
6,485	EPAM Systems, Inc. (a)	2,269,750
6,710	F5 Networks, Inc. (a)	958,926
8,202	Jack Henry & Associates, Inc.	1,632,690
36,366	Juniper Networks, Inc.	1,112,800
36,074	Paychex, Inc.	4,267,915
5,468	Paycom Software, Inc. (a)	1,891,928
22,748	ServiceNow, Inc. (a)	9,570,994
5,287	Teledyne Technologies, Inc. (a)	2,104,120
10,491	VeriSign, Inc. (a)	2,103,026
		53,150,817
Publishing Industries - 17.7%
52,750	Adobe Systems, Inc. (a)	16,800,875
9,794	ANSYS, Inc. (a)	2,166,041
24,472	Autodesk, Inc. (a)	5,244,350
30,857	Cadence Design Systems, Inc. (a)	4,671,441
31,789	Intuit, Inc.	13,589,798
840,220	Microsoft Corp.	195,040,269
17,217	Synopsys, Inc. (a)	5,036,833
		242,549,607
Publishing Industries (except Internet) - 3.0%
17,895	Akamai Technologies, Inc. (a)	1,580,665
17,226	Ceridian HCM Holding, Inc. (a)	1,140,189
146,386	Hewlett Packard Enterprise Co.	2,088,928
66,718	NortonLifeLock, Inc. (a)	1,503,157
171,140	Oracle Corp.	13,360,900
11,915	PTC, Inc. (a)	1,403,944
112,097	Salesforce.com, Inc. (a)	18,225,851
4,684	Tyler Technologies, Inc. (a)	1,514,478
		40,818,112

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Technology Bull 3X Shares

Schedule of Investments, continued

October 31, 2022

Shares		Fair Value
Telecommunications - 0.8%
130,266	PayPal Holdings, Inc. (a)	$10,887,632
	TOTAL COMMON STOCKS (Cost $886,605,633)	$925,460,963
SHORT TERM INVESTMENTS - 45.8%
Money Market Funds - 45.8%
282,221,691	Dreyfus Government Cash Management Institutional Shares, 2.91% (b)	$282,221,691
159,519,613	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.01% (b)	159,519,613
55,330,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.07% (b)	55,330,000
129,971,147	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (b)	129,971,147
	TOTAL SHORT TERM INVESTMENTS (Cost $627,042,451)	$627,042,451
	TOTAL INVESTMENTS (Cost $1,513,648,084) - 113.4% (c)	$1,552,503,414
	Liabilities in Excess of Other Assets - (13.4)%	(183,708,474)
	TOTAL NET ASSETS - 100.0%	$1,368,794,940

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at October 31, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,161,748,832.

ADR - American Depository Receipt

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Technology Select Sector Index	3.4900% representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	315,604	$398,865,676	$5,740,904
Total return of Technology Select Sector Index	3.6300% representing 1 month SOFR rate + spread	Barclays	12/7/2022	253,717	313,977,140	12,481,428
Total return of Technology Select Sector Index	3.5400% representing 1 month SOFR rate + spread	Goldman Sachs	12/9/2022	490,000	661,869,463	(35,161,297)
Total return of Technology Select Sector Index	3.7100% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	302,539	388,272,843	374,876
Total return of Technology Select Sector Index	3.6400% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	387,626	549,572,274	(53,783,598)
Total return of Technology Select Sector Index	3.6900% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	492,188	675,811,154	(43,775,776)
Total return of Technology Select Sector Index	3.8300% representing 1 month SOFR rate + spread	BNP Paribas	12/15/2022	227,886	293,538,085	(1,451,497)
					$3,281,906,635	$(115,574,960)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Technology Bear 3X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 92.5%
Money Market Funds - 92.5%
58,876,978	Dreyfus Government Cash Management Institutional Shares, 2.91% (a)	$58,876,978
27,450,592	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.01% (a)	27,450,592
12,802,088	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.07% (a)	12,802,088
48,387,587	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (a)	48,387,587
	TOTAL SHORT TERM INVESTMENTS (Cost $147,517,245) (b)	$147,517,245
	TOTAL INVESTMENTS (Cost $147,517,245) - 92.5%	$147,517,245
	Other Assets in Excess of Liabilities - 7.5%	12,017,263
	TOTAL NET ASSETS - 100.0%	$159,534,508

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $100,383,180.

Short Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
3.0400% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	J.P. Morgan	12/6/2022	28,400	$36,894,645	$409,600
3.2700% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	Barclays	12/7/2022	58,918	77,721,199	1,960,910
3.2900% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	Citibank N.A.	12/13/2022	76,773	106,880,983	8,413,647
3.4400% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	Bank of America Merrill Lynch	12/13/2022	56,518	84,084,982	11,707,581
3.4300% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	UBS Securities LLC	12/14/2022	46,617	67,047,316	7,310,263
3.0800% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	BNP Paribas	12/15/2022	6,697	8,962,662	378,880
3.2400% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	Goldman Sachs	5/12/2023	97,633	137,050,677	11,841,827
					$518,642,464	$42,022,708

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Transportation Bull 3X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
COMMON STOCKS - 57.4%
Administrative and Support Services - 0.5%
3,118	GXO Logistics, Inc. (a)	$113,932
Air Transportation - 9.4%
3,332	Alaska Air Group, Inc. (a)	148,141
406	Allegiant Travel Co. (a)	30,470
17,082	American Airlines Group, Inc. (a)	242,223
678	Atlas Air Worldwide Holdings, Inc. (a)	68,573
16,855	Delta Air Lines, Inc. (a)	571,890
973	Frontier Group Holdings, Inc. (a)	12,756
1,351	Hawaiian Holdings, Inc. (a)	19,495
8,513	JetBlue Airways Corp. (a)	68,445
1,330	Skywest, Inc. (a)	23,514
15,597	Southwest Airlines Co. (a)	566,951
2,861	Spirit Airlines, Inc. (a)	62,942
8,590	United Continental Holdings, Inc. (a)	370,057
		2,185,457
Couriers and Messengers - 12.6%
1,525	Air Transport Services Group, Inc. (a)	44,530
3,227	FedEx Corp.	517,223
14,149	United Parcel Service, Inc. Class B	2,373,778
		2,935,531
Management of Companies and Enterprises - 0.1%
856	Sun Country Airlines Holdings, Inc. (a)	13,936
Professional, Scientific, and Technical Services - 0.1%
3,584	Tusimple Holdings, Inc. (a)	12,293
Rail Transportation - 14.0%
30,318	CSX Corp.	881,041
12,073	Union Pacific Corp.	2,380,071
		3,261,112
Rental and Leasing Services - 2.2%
258	AMERCO	148,399
758	Avis Budget Group, Inc. (a)	179,237
4,736	Hertz Global Holdings, Inc. (a)	87,142
1,346	Ryder System, Inc.	108,367
		523,145
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.2%
7,506	Joby Aviation, Inc. (a)	36,179
4,494	Wheels Up Experience Inc. (a)	7,954
		44,133
Support Activities for Transportation - 9.0%
3,256	C.H. Robinson Worldwide, Inc.	318,176
1,586	Daseke, Inc. (a)	9,453
4,301	Expeditors International of Washington, Inc.	420,853
706	Forward Air Corp.	74,744
893	Hub Group, Inc. (a)	69,297
2,184	J.B. Hunt Transport Services, Inc.	373,617
1,025	Matson, Inc.	75,419
Shares		Fair Value
Support Activities for Transportation (continued)
2,675	Norfolk Southern Corp.	$610,087
3,025	XPO Logistics, Inc. (a)	156,514
		2,108,160
Transit and Ground Passenger Transportation - 3.0%
8,051	Lyft, Inc. (a)	117,867
21,666	Uber Technologies, Inc. (a)	575,665
		693,532
Truck Transportation - 5.1%
645	ArcBest Corp.	51,232
1,224	Heartland Express, Inc.	18,213
4,224	Knight-Swift Transportation Holdings, Inc. Class A	202,879
1,512	Marten Transport Ltd.	28,380
2,409	Old Dominion Freight Line, Inc.	661,511
694	Saia, Inc. (a)	138,009
974	Schneider National, Inc.	21,662
1,550	Werner Enterprises, Inc.	60,760
		1,182,646
Warehousing and Storage - 0.6%
957	Landstar System, Inc.	149,503
Water Transportation - 0.6%
252	Eagle Bulk Shipping, Inc. ADR (Marshall Islands)	12,192
978	Genco Shipping & Trading, Ltd.	13,105
1,574	Kirby Corp. (a)	109,786
		135,083
	TOTAL COMMON STOCKS (Cost $15,599,640)	$13,358,463
SHORT TERM INVESTMENTS - 53.6%
Money Market Funds - 53.6%
7,769,975	Dreyfus Government Cash Management Institutional Shares, 2.91% (b)	$7,769,975
4,678,956	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (b)	4,678,956
	TOTAL SHORT TERM INVESTMENTS (Cost $12,448,931)	$12,448,931
	TOTAL INVESTMENTS (Cost $28,048,571) - 111.0% (c)	$25,807,394
	Liabilities in Excess of Other Assets - (11.0)%	(2,564,884)
	TOTAL NET ASSETS - 100.0%	$23,242,510

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at October 31, 2022.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Transportation Bull 3X Shares

Schedule of Investments, continued

October 31, 2022

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,698,291.

ADR - American Depository Receipt

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Transportation Select Industry FMC Capped Index	3.5400% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	5,702	$29,946,754	$(2,524,587)
Total return of S&P Transportation Select Industry FMC Capped Index	3.6800% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	5,969	28,059,955	755,230
					$58,006,709	$(1,769,357)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Utilities Bull 3X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
COMMON STOCKS - 67.0%
Oil and Gas Extraction - 4.0%
12,662	Dominion Energy, Inc.	$885,960
Utilities - 63.0%
10,159	AES Corp.	265,759
3,815	Alliant Energy Corp.	199,029
3,929	Ameren Corp.	320,292
7,813	American Electric Power Co., Inc.	686,919
2,765	American Water Works Co., Inc.	401,865
2,127	Atmos Energy Corp.	226,632
9,576	CenterPoint Energy, Inc.	273,969
4,412	CMS Energy Corp.	251,705
5,393	Consolidated Edison, Inc.	474,368
4,970	Constellation Energy Corp.	469,864
2,947	DTE Energy Co.	330,388
11,710	Duke Energy Corp.	1,091,138
5,798	Edison International	348,112
3,091	Entergy Corp.	331,170
3,490	Evergy, Inc.	213,344
5,269	Eversource Energy	401,919
15,085	Exelon Corp.	582,130
8,256	FirstEnergy Corp.	311,334
29,883	NextEra Energy, Inc.	2,315,932
6,173	NiSource, Inc.	158,584
3,577	NRG Energy, Inc.	158,819
24,488	PG&E Corp. (a)	365,606
1,719	Pinnacle West Capital Corp.	115,534
11,199	PPL Corp.	296,662
7,587	Public Service Enterprise Group, Inc.	425,403
4,781	Sempra Energy	721,644
16,167	Southern Co.	1,058,615
4,797	WEC Energy Group, Inc.	438,110
8,319	Xcel Energy, Inc.	541,650
		13,776,496
	TOTAL COMMON STOCKS (Cost $14,540,783)	$14,662,456
Shares		Fair Value
SHORT TERM INVESTMENTS - 30.6%
Money Market Funds - 30.6%
4,862,587	Dreyfus Government Cash Management Institutional Shares, 2.91% (b)	$4,862,587
514,690	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.07% (b)	514,690
1,321,988	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (b)	1,321,988
	TOTAL SHORT TERM INVESTMENTS (Cost $6,699,265)	$6,699,265
	TOTAL INVESTMENTS (Cost $21,240,048) - 97.6% (c)	$21,361,721
	Other Assets in Excess of Liabilities - 2.4%	520,904
	TOTAL NET ASSETS - 100.0%	$21,882,625

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at October 31, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $17,410,092.

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Utilities Select Sector Index	3.5900% representing 1 month SOFR rate + spread	Barclays	12/7/2022	12,476	$8,478,207	$4,633
Total return of Utilities Select Sector Index	3.4400% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	52,539	34,201,453	1,301,525
Total return of Utilities Select Sector Index	3.4900% representing 1 month SOFR rate + spread	J.P. Morgan	9/11/2023	10,380	7,155,482	(140,578)
					$49,835,142	$1,165,580

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 73.6%
189,337	iShares 7-10 Year Treasury Bond ETF (a)(b)	$17,875,306
	TOTAL INVESTMENT COMPANIES (Cost $19,502,241)	$17,875,306
SHORT TERM INVESTMENTS - 43.5%
Money Market Funds - 43.5%
4,751,582	Dreyfus Government Cash Management Institutional Shares, 2.91% (c)(d)	$4,751,582
260,067	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.07% (c)	260,067
5,553,416	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (c)	5,553,416
	TOTAL SHORT TERM INVESTMENTS (Cost $10,565,065)	$10,565,065
	TOTAL INVESTMENTS (Cost $30,067,306) - 117.1% (e)	$28,440,371
	Liabilities in Excess of Other Assets - (17.1)%	(4,158,635)
	TOTAL NET ASSETS - 100.0%	$24,281,736

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at October 31, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $23,143,431.

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares 7-10 Year Treasury Bond ETF	3.3400% representing 1 month SOFR rate + spread	Barclays	12/7/2022	29,594	$2,884,839	$(96,909)
Total return of iShares 7-10 Year Treasury Bond ETF	3.1900% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	217,785	22,593,216	(2,056,237)
Total return of iShares 7-10 Year Treasury Bond ETF	2.4500% representing 1 month SOFR rate + spread	BNP Paribas	12/15/2022	155,455	15,330,385	(660,723)
Total return of iShares 7-10 Year Treasury Bond ETF	3.2400% representing 1 month SOFR rate + spread	J.P. Morgan	2/10/2023	179,417	18,167,591	(1,267,033)
					$58,976,031	$(4,080,902)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 98.4%
Money Market Funds - 98.4%
38,206,208	Dreyfus Government Cash Management Institutional Shares, 2.91% (a)	$38,206,208
7,170,066	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.07% (a)	7,170,066
9,851,048	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (a)	9,851,048
	TOTAL SHORT TERM INVESTMENTS (Cost $55,227,322) (b)	$55,227,322
	TOTAL INVESTMENTS (Cost $55,227,322) - 98.4%	$55,227,322
	Other Assets in Excess of Liabilities - 1.6%	908,126
	TOTAL NET ASSETS - 100.0%	$56,135,448

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $34,842,179.

Short Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
2.0900% representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	J.P. Morgan	12/6/2022	244,160	$24,983,457	$1,915,134
2.9500% representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Barclays	12/7/2022	376,651	37,680,762	2,151,254
2.9900% representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Bank of America Merrill Lynch	12/13/2022	198,437	20,689,042	1,984,989
2.1500% representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	BNP Paribas	12/7/2023	964,549	91,293,987	264,229
					$174,647,248	$6,315,606

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily 20+ Year Treasury Bull 3X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 60.1%
2,731,800	iShares 20+ Year Treasury Bond ETF (a)	$262,553,298
	TOTAL INVESTMENT COMPANIES (Cost $290,083,413)	$262,553,298
SHORT TERM INVESTMENTS - 80.7%
Money Market Funds - 80.7%
167,226,431	Dreyfus Government Cash Management Institutional Shares, 2.91% (b)	$167,226,431
11,876,083	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.01% (b)	11,876,083
173,738,166	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (b)	173,738,166
	TOTAL SHORT TERM INVESTMENTS (Cost $352,840,680)	$352,840,680
	TOTAL INVESTMENTS (Cost $642,924,093) - 140.8% (c)	$615,393,978
	Liabilities in Excess of Other Assets - (40.8)%	(178,208,658)
	TOTAL NET ASSETS - 100.0%	$437,185,320

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at October 31, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $531,179,469.

Long Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares 20+ Year Treasury Bond ETF	3.2200% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	4,043,778	$412,212,910	$(24,014,883)
Total return of iShares 20+ Year Treasury Bond ETF	2.8400% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	1,135,766	169,359,029	(59,641,954)
Total return of iShares 20+ Year Treasury Bond ETF	3.0100% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	1,789,667	209,879,251	(37,845,236)
Total return of iShares 20+ Year Treasury Bond ETF	3.3500% representing 1 month SOFR rate + spread	BNP Paribas	12/15/2022	2,201,177	238,554,647	(27,507,982)
Total return of iShares 20+ Year Treasury Bond ETF	3.3400% representing 1 month SOFR rate + spread	J.P. Morgan	2/10/2023	1,213,831	141,831,088	(25,179,820)
Total return of iShares 20+ Year Treasury Bond ETF	2.9400% representing 1 month SOFR rate + spread	Goldman Sachs	10/31/2023	531,476	53,095,854	(1,991,184)
					$1,224,932,779	$(176,181,059)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily 20+ Year Treasury Bear 3X Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 98.5%
Money Market Funds - 98.5%
390,960,555	Dreyfus Government Cash Management Institutional Shares, 2.91% (a)	$390,960,555
93,668,668	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.01% (a)	93,668,668
193,508,776	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.10% (a)	193,508,776
	TOTAL SHORT TERM INVESTMENTS (Cost $678,137,999) (b)	$678,137,999
	TOTAL INVESTMENTS (Cost $678,137,999) - 98.5%	$678,137,999
	Other Assets in Excess of Liabilities - 1.5%	10,511,659
	TOTAL NET ASSETS - 100.0%	$688,649,658

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $413,665,393.

Short Total Return Swap Contracts

October 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.8400% representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	J.P. Morgan	12/6/2022	3,916,442	$401,574,636	$25,303,332
2.9400% representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Citibank N.A.	12/13/2022	3,942,012	387,955,243	9,700,956
2.5400% representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Bank of America Merrill Lynch	12/13/2022	1,755,876	206,075,970	36,551,746
2.4900% representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	UBS Securities LLC	12/14/2022	3,479,970	373,459,725	39,027,515
3.1300% representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	BNP Paribas	12/15/2022	3,869,855	416,067,889	44,707,733
2.7400% representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Goldman Sachs	12/6/2023	4,531,909	429,108,483	(6,461,655)
					$2,214,241,946	$148,829,627

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Assets and Liabilities

October 31, 2022

	Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares	Direxion Daily Small Cap Bull 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$47,604,017	$2,636,518,602	$1,030,507,850	$1,402,023,589
Cash	410,000	14,090,000	—	17,173,067
Receivable for Fund shares sold	—	3,484,917	2,265,946	1,723
Dividend and interest receivable	41,863	3,638,309	2,227,315	1,087,191
Due from broker for swap contracts	8,780	2,842,299	11,565,400	—
Unrealized appreciation on swap contracts	4,034,037	87,544,317	105,188,300	122,951,767
Prepaid expenses and other assets	20,708	27,728	36,337	66,918
Total Assets	52,119,405	2,748,146,172	1,151,791,148	1,543,304,255
Liabilities:
Collateral for securities loaned (Note 2)	—	—	—	195,572,197
Payable for Fund shares redeemed	—	36,515,036	115,239,017	7,656,573
Payable for investments purchased	—	1,251,154	—	—
Unrealized depreciation on swap contracts	146,127	23,070,967	27,520,558	7,863,248
Due to Adviser, net (Note 6)	25,067	1,453,053	612,008	702,816
Due to broker for swap contracts	4,112,340	137,796,544	120,273,382	113,541,816
Accrued expenses and other liabilities	35,263	1,431,703	435,151	504,804
Total Liabilities	4,318,797	201,518,457	264,080,116	325,841,454
Net Assets	$47,800,608	$2,546,627,715	$887,711,032	$1,217,462,801
Net Assets Consist of:
Capital stock	$63,574,709	$3,528,613,331	$3,491,368,374	$2,176,265,973
Total distributable loss	(15,774,101)	(981,985,616)	(2,603,657,342)	(958,803,172)
Net Assets	$47,800,608	$2,546,627,715	$887,711,032	$1,217,462,801
Calculation of Net Asset Value Per Share:
Net assets	$47,800,608	$2,546,627,715	$887,711,032	$1,217,462,801
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,300,132	38,600,002	39,176,918	31,800,002
Net assets value, redemption price and offering price per share	$36.77	$65.97	$22.66	$38.28
Cost of Investments	$47,055,445	$2,578,014,266	$1,030,507,850	$1,406,485,927

*  Securities loaned with values of $–, $–, $– and $191,556,238, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Assets and Liabilities

October 31, 2022

	Direxion Daily Small Cap Bear 3X Shares	Direxion Daily FTSE China Bull 3X Shares	Direxion Daily FTSE China Bear 3X Shares	Direxion Daily FTSE Europe Bull 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$574,391,678	$411,558,755	$180,501,351	$23,213,583
Cash	—	—	2,270,000	—
Receivable for Fund shares sold	27,478,944	—	1,717	—
Dividend and interest receivable	1,255,803	597,691	347,005	35,749
Due from broker for swap contracts	—	5,618,283	24,148,462	—
Unrealized appreciation on swap contracts	2,045,065	—	54,113,427	757,290
Prepaid expenses and other assets	4,884	7,548	18,584	27,693
Total Assets	605,176,374	417,782,277	261,400,546	24,034,315
Liabilities:
Collateral for securities loaned (Note 2)	—	—	—	3,934,708
Payable for Fund shares redeemed	11,314,898	1,144,687	26,875,133	—
Unrealized depreciation on swap contracts	32,368,456	152,048,536	—	1,922,410
Due to Adviser, net (Note 6)	333,362	157,455	93,845	9,093
Due to broker for swap contracts	13,857,340	46,891,972	65,439,462	186,884
Accrued expenses and other liabilities	137,153	182,385	44,052	16,032
Total Liabilities	58,011,209	200,425,035	92,452,492	6,069,127
Net Assets	$547,165,165	$217,357,242	$168,948,054	$17,965,188
Net Assets Consist of:
Capital stock	$4,264,707,587	$1,231,808,051	$153,946,933	$49,309,337
Total distributable earnings (loss)	(3,717,542,422)	(1,014,450,809)	15,001,121	(31,344,149)
Net Assets	$547,165,165	$217,357,242	$168,948,054	$17,965,188
Calculation of Net Asset Value Per Share:
Net assets	$547,165,165	$217,357,242	$168,948,054	$17,965,188
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	16,922,797	10,892,767	4,427,337	1,400,001
Net assets value, redemption price and offering price per share	$32.33	$19.95	$38.16	$12.83
Cost of Investments	$574,391,678	$440,504,779	$180,501,351	$23,991,357

*  Securities loaned with values of $–, $–, $– and $3,853,807, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Assets and Liabilities

October 31, 2022

	Direxion Daily MSCI Emerging Markets Bull 3X Shares	Direxion Daily MSCI Emerging Markets Bear 3X Shares	Direxion Daily MSCI Mexico Bull 3X Shares	Direxion Daily MSCI South Korea Bull 3X Shares
Assets:
Investments, at fair value (Note 2)	$71,578,516	$56,864,052	$11,009,642	$21,562,227
Dividend and interest receivable	181,477	148,281	15,921	30,859
Due from broker for swap contracts	812,625	—	923	—
Unrealized appreciation on swap contracts	—	14,192,769	2,650,243	—
Prepaid expenses and other assets	31,011	16,147	14,548	22,617
Total Assets	72,603,629	71,221,249	13,691,277	21,615,703
Liabilities:
Payable for Fund shares redeemed	—	1,037,876	—	—
Unrealized depreciation on swap contracts	22,168,302	—	—	1,475,958
Due to Adviser, net (Note 6)	31,907	37,729	4,476	8,408
Due to broker for swap contracts	980,117	13,646,600	2,020,923	15,915
Accrued expenses and other liabilities	56,240	45,881	16,260	21,523
Total Liabilities	23,236,566	14,768,086	2,041,659	1,521,804
Net Assets	$49,367,063	$56,453,163	$11,649,618	$20,093,899
Net Assets Consist of:
Capital stock	$335,524,157	$368,049,034	$10,422,844	$63,725,692
Total distributable earnings (loss)	(286,157,094)	(311,595,871)	1,226,774	(43,631,793)
Net Assets	$49,367,063	$56,453,163	$11,649,618	$20,093,899
Calculation of Net Asset Value Per Share:
Net assets	$49,367,063	$56,453,163	$11,649,618	$20,093,899
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	2,281,598	2,695,232	133,205	3,350,001
Net assets value, redemption price and offering price per share	$21.64	$20.95	$87.46	$6.00
Cost of Investments	$71,935,601	$56,864,052	$10,836,038	$21,961,413

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Assets and Liabilities

October 31, 2022

	Direxion Daily Aerospace & Defense Bull 3X Shares	Direxion Daily Consumer Discretionary Bull 3X Shares	Direxion Daily Dow Jones Internet Bull 3X Shares	Direxion Daily Dow Jones Internet Bear 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$196,371,988	$25,567,119	$115,693,586	$55,469,884
Cash	345,997	—	—	—
Receivable for Fund shares sold	130,573	—	—	1,832,994
Receivable for investments sold	—	—	393,167	—
Dividend and interest receivable	164,481	21,323	127,652	138,629
Due from broker for swap contracts	—	32,067	2,258,993	429,319
Unrealized appreciation on swap contracts	40,646,424	587,560	384,213	19,825,051
Prepaid expenses and other assets	43,286	36,025	19,923	7,498
Total Assets	237,702,749	26,244,094	118,877,534	77,703,375
Liabilities:
Collateral for securities loaned (Note 2)	366,616	—	—	—
Payable for Fund shares redeemed	—	—	88,515	3,822,003
Payable for investments purchased	345,997	—	—	—
Unrealized depreciation on swap contracts	—	700,096	12,953,002	—
Due to Adviser, net (Note 6)	100,714	23,069	53,120	39,338
Due to broker for swap contracts	42,028,659	848,491	2,600,866	17,622,000
Accrued expenses and other liabilities	80,608	19,621	81,686	37,269
Total Liabilities	42,922,594	1,591,277	15,777,189	21,520,610
Net Assets	$194,780,155	$24,652,817	$103,100,345	$56,182,765
Net Assets Consist of:
Capital stock	$189,904,134	$56,797,019	$359,896,894	$59,277,294
Total distributable earnings (loss)	4,876,021	(32,144,202)	(256,796,549)	(3,094,529)
Net Assets	$194,780,155	$24,652,817	$103,100,345	$56,182,765
Calculation of Net Asset Value Per Share:
Net assets	$194,780,155	$24,652,817	$103,100,345	$56,182,765
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	10,750,001	1,050,001	14,300,001	1,469,952
Net assets value, redemption price and offering price per share	$18.12	$23.48	$7.21	$38.22
Cost of Investments	$191,591,376	$27,159,444	$121,998,619	$55,469,884

*  Securities loaned with values of $345,683, $–, $– and $–, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Assets and Liabilities

October 31, 2022

	Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares	Direxion Daily Healthcare Bull 3X Shares	Direxion Daily Homebuilders & Supplies Bull 3X Shares
Assets:
Investments, at fair value (Note 2)	$1,896,617,533	$210,390,023	$193,508,104	$132,901,827
Cash	33,820,000	—	2,850,000	2,400,000
Receivable for Fund shares sold	222,008	8,044,901	—	—
Dividend and interest receivable	2,617,836	469,879	273,250	136,614
Due from broker for swap contracts	1,355,390	1,609,518	—	99,306
Unrealized appreciation on swap contracts	152,077,491	—	19,007,728	8,334,845
Prepaid expenses and other assets	100,462	8,959	18,993	55,022
Total Assets	2,086,810,720	220,523,280	215,658,075	143,927,614
Liabilities:
Payable for Fund shares redeemed	4,285,754	—	—	—
Payable for investments purchased	6,325,990	—	—	—
Unrealized depreciation on swap contracts	—	25,522,185	—	—
Due to Adviser, net (Note 6)	1,209,923	134,331	118,488	75,308
Due to broker for swap contracts	181,890,399	4,093,146	19,411,958	12,631,781
Accrued expenses and other liabilities	875,624	83,615	97,334	75,834
Total Liabilities	194,587,690	29,833,277	19,627,780	12,782,923
Net Assets	$1,892,223,030	$190,690,003	$196,030,295	$131,144,691
Net Assets Consist of:
Capital stock	$2,341,046,092	$3,323,072,311	$216,281,673	$250,523,050
Total distributable loss	(448,823,062)	(3,132,382,308)	(20,251,378)	(119,378,359)
Net Assets	$1,892,223,030	$190,690,003	$196,030,295	$131,144,691
Calculation of Net Asset Value Per Share:
Net assets	$1,892,223,030	$190,690,003	$196,030,295	$131,144,691
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	25,699,289	9,303,350	1,800,008	5,000,000
Net assets value, redemption price and offering price per share	$73.63	$20.50	$108.91	$26.23
Cost of Investments	$1,849,163,461	$210,390,023	$197,054,630	$137,646,542

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Assets and Liabilities

October 31, 2022

	Direxion Daily Industrials Bull 3X Shares	Direxion Daily Pharmaceutical & Medical Bull 3X Shares	Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$18,767,192	$11,356,589	$46,826,600	$213,484,454
Cash	45,587	—	1,450,000	—
Receivable for Fund shares sold	—	—	64,896	6,032,232
Dividend and interest receivable	23,960	15,351	50,273	526,133
Due from broker for swap contracts	17,759	13,390	283	321,887
Unrealized appreciation on swap contracts	2,303,753	803,936	4,113,182	14,605,246
Prepaid expenses and other assets	52,088	61,601	82,058	12,818
Total Assets	21,210,339	12,250,867	52,587,292	234,982,770
Liabilities:
Collateral for securities loaned (Note 2)	—	52,307	—	—
Payable for investments purchased	45,587	—	—	—
Unrealized depreciation on swap contracts	—	201,806	—	14,424,448
Due to Adviser, net (Note 6)	10,671	4,309	49,141	173,131
Due to broker for swap contracts	2,260,845	803,939	5,227,625	14,896,870
Accrued expenses and other liabilities	20,323	15,483	42,479	54,938
Total Liabilities	2,337,426	1,077,844	5,319,245	29,549,387
Net Assets	$18,872,913	$11,173,023	$47,268,047	$205,433,383
Net Assets Consist of:
Capital stock	$23,087,902	$20,284,473	$74,558,776	$311,506,779
Total distributable loss	(4,214,989)	(9,111,450)	(27,290,729)	(106,073,396)
Net Assets	$18,872,913	$11,173,023	$47,268,047	$205,433,383
Calculation of Net Asset Value Per Share:
Net assets	$18,872,913	$11,173,023	$47,268,047	$205,433,383
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	650,001	1,100,001	4,800,000	3,384,045
Net assets value, redemption price and offering price per share	$29.04	$10.16	$9.85	$60.71
Cost of Investments	$20,479,152	$11,787,289	$52,014,366	$213,484,454

*  Securities loaned with values of $–, $51,141, $– and $–, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Assets and Liabilities

October 31, 2022

	Direxion Daily Regional Banks Bull 3X Shares	Direxion Daily Retail Bull 3X Shares	Direxion Daily S&P 500® High Beta Bull 3X Shares	Direxion Daily S&P 500® High Beta Bear 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$209,895,212	$45,856,071	$69,727,681	$65,710,134
Cash	2,000,000	539,000	1,020,000	—
Receivable for Fund shares sold	—	—	—	1,682,335
Dividend and interest receivable	215,988	130,077	49,734	173,765
Due from broker for swap contracts	14,917	1,420,000	104,549	—
Unrealized appreciation on swap contracts	24,002,249	4,033,098	5,874,167	13,660,368
Prepaid expenses and other assets	100,855	64,522	46,361	11,458
Total Assets	236,229,221	52,042,768	76,822,492	81,238,060
Liabilities:
Collateral for securities loaned (Note 2)	—	411,412	—	—
Payable for Fund shares redeemed	—	—	21,438	1,261,751
Unrealized depreciation on swap contracts	—	—	233,162	329,150
Due to Adviser, net (Note 6)	120,592	28,558	36,978	47,351
Due to broker for swap contracts	23,602,041	554,396	7,260,259	13,135,108
Accrued expenses and other liabilities	74,025	28,778	36,090	37,024
Total Liabilities	23,796,658	1,023,144	7,587,927	14,810,384
Net Assets	$212,432,563	$51,019,624	$69,234,565	$66,427,676
Net Assets Consist of:
Capital stock	$280,398,531	$147,093,276	$114,357,707	$172,669,952
Total distributable loss	(67,965,968)	(96,073,652)	(45,123,142)	(106,242,276)
Net Assets	$212,432,563	$51,019,624	$69,234,565	$66,427,676
Calculation of Net Asset Value Per Share:
Net assets	$212,432,563	$51,019,624	$69,234,565	$66,427,676
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	7,098,590	6,271,105	2,714,370	7,706,828
Net assets value, redemption price and offering price per share	$29.93	$8.14	$25.51	$8.62
Cost of Investments	$220,801,885	$46,034,515	$72,669,355	$65,710,134

*  Securities loaned with values of $–, $426,126, $– and $–, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Assets and Liabilities

October 31, 2022

	Direxion Daily S&P Biotech Bull 3X Shares	Direxion Daily S&P Biotech Bear 3X Shares	Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$1,207,468,007	$201,263,746	$4,719,636,852	$552,731,281
Cash	23,410,000	—	—	—
Receivable for Fund shares sold	1,113	1,210	—	58,609,241
Dividend and interest receivable	1,278,390	474,524	7,097,244	1,363,139
Due from broker for swap contracts	—	4,529,118	101,183,856	126,425
Unrealized appreciation on swap contracts	135,934,094	16,133,946	60,908,870	167,269,759
Prepaid expenses and other assets	216,844	21,685	29,653	15,431
Total Assets	1,368,308,448	222,424,229	4,888,856,475	780,115,276
Liabilities:
Collateral for securities loaned (Note 2)	3,481,470	—	14,375,196	—
Payable for Fund shares redeemed	3,711,462	4,035,247	14,525,528	2,790,916
Payable for investments purchased	630,850	—	195,848,911	—
Unrealized depreciation on swap contracts	31,712,619	15,684,470	869,702,305	19,593,452
Due to Adviser, net (Note 6)	735,922	118,181	2,169,985	373,048
Due to broker for swap contracts	167,540,109	12,509,046	314,759,380	166,166,400
Accrued expenses and other liabilities	649,199	102,517	3,402,900	220,511
Total Liabilities	208,461,631	32,449,461	1,414,784,205	189,144,327
Net Assets	$1,159,846,817	$189,974,768	$3,474,072,270	$590,970,949
Net Assets Consist of:
Capital stock	$2,657,847,314	$534,648,966	$9,396,086,426	$978,981,930
Total distributable loss	(1,498,000,497)	(344,674,198)	(5,922,014,156)	(388,010,981)
Net Assets	$1,159,846,817	$189,974,768	$3,474,072,270	$590,970,949
Calculation of Net Asset Value Per Share:
Net assets	$1,159,846,817	$189,974,768	$3,474,072,270	$590,970,949
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	156,261,600	9,416,024	390,950,060	9,923,440
Net assets value, redemption price and offering price per share	$7.42	$20.18	$8.89	$59.55
Cost of Investments	$1,208,091,778	$201,263,746	$4,790,065,701	$552,731,281

*  Securities loaned with values of $3,436,058, $–, $14,018,774 and $–, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Assets and Liabilities

October 31, 2022

	Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares	Direxion Daily Transportation Bull 3X Shares	Direxion Daily Utilities Bull 3X Shares
Assets:
Investments, at fair value (Note 2)	$1,552,503,414	$147,517,245	$25,807,394	$21,361,721
Cash	—	—	—	990,000
Receivable for Fund shares sold	1,667,593	12,107,095	—	—
Dividend and interest receivable	1,659,457	460,397	29,467	19,324
Due from broker for swap contracts	662,982	1,853,808	—	—
Unrealized appreciation on swap contracts	18,597,208	42,022,708	755,230	1,306,158
Prepaid expenses and other assets	81,873	19,718	39,085	30,627
Total Assets	1,575,172,527	203,980,971	26,631,176	23,707,830
Liabilities:
Payable for Fund shares redeemed	5,425,708	4,198,007	—	27,463
Unrealized depreciation on swap contracts	134,172,168	—	2,524,587	140,578
Due to Adviser, net (Note 6)	911,780	132,084	10,792	8,182
Due to broker for swap contracts	64,983,432	40,029,346	833,385	1,630,000
Accrued expenses and other liabilities	884,499	87,026	19,902	18,982
Total Liabilities	206,377,587	44,446,463	3,388,666	1,825,205
Net Assets	$1,368,794,940	$159,534,508	$23,242,510	$21,882,625
Net Assets Consist of:
Capital stock	$2,630,456,460	$422,281,830	$30,524,514	$23,574,607
Total distributable loss	(1,261,661,520)	(262,747,322)	(7,282,004)	(1,691,982)
Net Assets	$1,368,794,940	$159,534,508	$23,242,510	$21,882,625
Calculation of Net Asset Value Per Share:
Net assets	$1,368,794,940	$159,534,508	$23,242,510	$21,882,625
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	53,300,000	3,800,260	1,050,001	750,001
Net assets value, redemption price and offering price per share	$25.68	$41.98	$22.14	$29.18
Cost of Investments	$1,513,648,084	$147,517,245	$28,048,571	$21,240,048

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Assets and Liabilities

October 31, 2022

	Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares	Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$28,440,371	$55,227,322	$615,393,978	$678,137,999
Cash	—	—	—	1,220,000
Receivable for Fund shares sold	—	—	3,583,559	15,756,574
Dividend and interest receivable	25,135	143,134	718,249	1,509,352
Due from broker for swap contracts	62,895	646,537	1,527,160	299,384
Unrealized appreciation on swap contracts	—	6,315,606	—	155,291,282
Prepaid expenses and other assets	6,948	8,939	5,186	5,568
Total Assets	28,535,349	62,341,538	621,228,132	852,220,159
Liabilities:
Collateral for securities loaned (Note 2)	1	—	—	—
Payable for Fund shares redeemed	—	—	—	7,793,780
Unrealized depreciation on swap contracts	4,080,902	—	176,181,059	6,461,655
Due to Adviser, net (Note 6)	21,738	47,023	253,903	419,381
Due to broker for swap contracts	118,865	6,120,729	7,359,666	148,625,914
Accrued expenses and other liabilities	32,107	38,338	248,184	269,771
Total Liabilities	4,253,613	6,206,090	184,042,812	163,570,501
Net Assets	$24,281,736	$56,135,448	$437,185,320	$688,649,658
Net Assets Consist of:
Capital stock	$39,159,693	$98,530,169	$991,838,666	$1,249,424,189
Total distributable loss	(14,877,957)	(42,394,721)	(554,653,346)	(560,774,531)
Net Assets	$24,281,736	$56,135,448	$437,185,320	$688,649,658
Calculation of Net Asset Value Per Share:
Net assets	$24,281,736	$56,135,448	$437,185,320	$688,649,658
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	850,000	3,950,000	62,350,000	4,324,261
Net assets value, redemption price and offering price per share	$28.57	$14.21	$7.01	$159.25
Cost of Investments	$30,067,306	$55,227,322	$642,924,093	$678,137,999

*  Securities loaned with values of $1,119,112, $–, $– and $–, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Operations

For the Year Ended October 31, 2022

	Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares	Direxion Daily Small Cap Bull 3X Shares
Investment Income:
Dividend income	$651,558	$23,416,653	$—	$10,994,434
Interest income	181,444	9,186,197	7,075,976	4,527,030
Securities lending income	492	—	—	546,572
Total investment income	833,494	32,602,850	7,075,976	16,068,036
Expenses:
Investment advisory fees (Note 6)	486,179	21,313,999	4,156,940	10,420,649
Licensing fees	51,859	2,273,493	443,407	833,652
Fund servicing fees	24,772	1,044,779	206,007	511,099
Interest expense	19,704	883,739	713,561	374,800
Management service fees (Note 6)	16,068	704,094	137,583	344,199
Professional fees	15,070	230,123	51,199	117,914
Reports to shareholders	10,230	453,474	91,468	221,416
Pricing fees	6,001	6,001	6,001	6,001
Exchange listing fees	5,439	6,947	5,439	5,439
Trustees' fees and expenses	2,046	90,885	18,422	44,378
Insurance fees	1,390	61,110	12,158	29,868
Other	2,399	176,948	44,317	125,564
Total Expenses	641,157	27,245,592	5,886,502	13,034,979
Recoupment of expenses to Adviser (Note 6)	2,977	13,055	103,161	17,632
Less: Reimbursement of expenses from Adviser (Note 6)	(8,604)	(13,055)	(10,643)	(17,406)
Less: Investment advisory fees waived (Note 6)	—	(1,262,799)	—	—
Net Expenses	635,530	25,982,793	5,979,020	13,035,205
Net investment income	197,964	6,620,057	1,096,956	3,032,831
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(4,013,718)	(212,059,789)	—	(283,386,882)
In-kind redemptions	3,661,005	88,927,501	—	46,128,542
Swap contracts	(11,815,331)	(590,652,464)	(1,820,867)	(858,201,681)
Net realized loss	(12,168,044)	(713,784,752)	(1,820,867)	(1,095,460,021)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(8,782,402)	(202,190,589)	—	(14,799,799)
Swap contracts	(19,428,767)	(723,953,351)	157,306,258	(20,424,743)
Change in net unrealized appreciation (depreciation)	(28,211,169)	(926,143,940)	157,306,258	(35,224,542)
Net realized and unrealized gain (loss)	(40,379,213)	(1,639,928,692)	155,485,391	(1,130,684,563)
Net increase (decrease) in net assets resulting from operations	$(40,181,249)	$(1,633,308,635)	$156,582,347	$(1,127,651,732)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Operations

For the Year Ended October 31, 2022

	Direxion Daily Small Cap Bear 3X Shares	Direxion Daily FTSE China Bull 3X Shares	Direxion Daily FTSE China Bear 3X Shares	Direxion Daily FTSE Europe Bull 3X Shares
Investment Income:
Dividend income	$—	$5,501,849	$—	$492,548
Interest income	4,361,082	2,376,297	1,069,226	108,417
Securities lending income	—	3,060	—	12,377
Total investment income	4,361,082	7,881,206	1,069,226	613,342
Expenses:
Investment advisory fees (Note 6)	3,167,763	3,371,544	695,258	215,139
Interest expense	334,783	84,903	99,978	4,631
Licensing fees	253,421	391,549	80,742	9,369
Fund servicing fees	156,685	166,358	35,263	11,490
Management service fees (Note 6)	104,748	111,431	23,005	7,108
Reports to shareholders	68,569	72,387	15,281	4,498
Professional fees	41,725	44,106	16,878	12,261
Trustees' fees and expenses	13,765	14,509	3,078	899
Insurance fees	9,172	9,639	2,032	614
Exchange listing fees	6,347	9,966	5,439	5,439
Pricing fees	6,001	6,001	6,001	6,001
Excise tax	—	—	—	5,042
Other	11,780	64,169	2,294	1,132
Total Expenses	4,174,759	4,346,562	985,249	283,623
Recoupment of expenses to Adviser (Note 6)	3,683	58,394	1,312	4,734
Less: Reimbursement of expenses from Adviser (Note 6)	—	(49,431)	(5,923)	(6,174)
Net Expenses	4,178,442	4,355,525	980,638	282,183
Net investment income	182,640	3,525,681	88,588	331,159
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	—	(190,963,950)	—	(2,463,020)
In-kind redemptions	—	22,410,379	—	(202,714)
Swap contracts	111,315,116	(539,796,240)	68,000,459	(13,278,294)
Net realized gain (loss)	111,315,116	(708,349,811)	68,000,459	(15,944,028)
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	(24,341,906)	—	(1,538,116)
Swap contracts	35,918,628	(103,161,480)	61,784,025	(10,744,508)
Change in net unrealized appreciation (depreciation)	35,918,628	(127,503,386)	61,784,025	(12,282,624)
Net realized and unrealized gain (loss)	147,233,744	(835,853,197)	129,784,484	(28,226,652)
Net increase (decrease) in net assets resulting from operations	$147,416,384	$(832,327,516)	$129,873,072	$(27,895,493)
The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Operations

For the Year Ended October 31, 2022

	Direxion Daily MSCI Emerging Markets Bull 3X Shares	Direxion Daily MSCI Emerging Markets Bear 3X Shares	Direxion Daily MSCI Mexico Bull 3X Shares	Direxion Daily MSCI South Korea Bull 3X Shares
Investment Income:
Dividend income	$1,124,110	$—	$173,943	$383,524
Interest income	735,404	415,621	55,062	123,755
Securities lending income	296	—	50,724	163
Total investment income	1,859,810	415,621	279,729	507,442
Expenses:
Investment advisory fees (Note 6)	822,916	283,286	93,321	219,287
Licensing fees	105,542	67,522	4,977	23,391
Fund servicing fees	41,205	14,977	5,592	11,703
Management service fees (Note 6)	27,169	9,381	3,086	7,246
Professional fees	18,476	12,838	10,961	12,288
Reports to shareholders	17,309	6,202	1,990	4,575
Interest expense	13,917	56,983	3,338	1,968
Pricing fees	6,001	6,001	6,001	6,001
Exchange listing fees	5,439	5,439	5,438	5,439
Trustees' fees and expenses	3,459	1,248	397	896
Insurance fees	2,346	822	258	626
Other	4,727	1,028	447	1,959
Total Expenses	1,068,506	465,727	135,806	295,379
Recoupment of expenses to Adviser (Note 6)	5,484	185	—	—
Less: Reimbursement of expenses from Adviser (Note 6)	(17,713)	(50,097)	(14,262)	(15,648)
Net Expenses	1,056,277	415,815	121,544	279,731
Net investment income (loss)	803,533	(194)	158,185	227,711
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(10,744,235)	—	(152,975)	(5,886,889)
In-kind redemptions	(423,018)	—	(353,420)	3,767
Swap contracts	(112,921,742)	21,149,834	3,141,711	(32,858,734)
Net realized gain (loss)	(124,088,995)	21,149,834	2,635,316	(38,741,856)
Change in net unrealized appreciation (depreciation) on:
Investment securities	6,163,081	—	176,773	492,458
Swap contracts	(12,352,541)	12,129,823	(2,541,568)	3,353,381
Change in net unrealized appreciation (depreciation)	(6,189,460)	12,129,823	(2,364,795)	3,845,839
Net realized and unrealized gain (loss)	(130,278,455)	33,279,657	270,521	(34,896,017)
Net increase (decrease) in net assets resulting from operations	$(129,474,922)	$33,279,463	$428,706	$(34,668,306)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Operations

For the Year Ended October 31, 2022

	Direxion Daily Aerospace & Defense Bull 3X Shares	Direxion Daily Consumer Discretionary Bull 3X Shares	Direxion Daily Dow Jones Internet Bull 3X Shares	Direxion Daily Dow Jones Internet Bear 3X Shares
Investment Income:
Dividend income	$2,105,540	$218,208	$216,131	$—
Interest income	529,758	87,959	523,816	515,543
Securities lending income	3,780	9	438	—
Total investment income	2,639,078	306,176	740,385	515,543
Expenses:
Investment advisory fees (Note 6)	1,693,020	295,726	943,476	250,086
Licensing fees	180,587	30,769	100,638	26,676
Fund servicing fees	83,841	15,440	47,183	13,387
Interest expense	79,275	32,511	33,491	35,758
Management service fees (Note 6)	55,915	9,772	31,166	8,297
Reports to shareholders	35,990	6,179	20,256	5,645
Professional fees	27,420	13,106	19,834	12,407
Trustees' fees and expenses	7,211	1,235	4,071	1,141
Pricing fees	6,001	6,001	6,001	6,001
Exchange listing fees	5,439	5,439	5,439	5,438
Insurance fees	4,844	844	2,708	733
Other	7,781	2,593	32,298	4,226
Total Expenses	2,187,324	419,615	1,246,561	369,795
Recoupment of expenses to Adviser (Note 6)	5,317	11,647	13,316	1,725
Less: Reimbursement of expenses from Adviser (Note 6)	(2,545)	(24,164)	(31,317)	(18,987)
Net Expenses	2,190,096	407,098	1,228,560	352,533
Net investment income (loss)	448,982	(100,922)	(488,175)	163,010
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(22,949,032)	(9,281,502)	(70,706,534)	—
In-kind redemptions	18,583,197	1,056,151	10,018,789	—
Swap contracts	(20,929,522)	(22,013,596)	(192,620,179)	(5,074,902)
Net realized loss	(25,295,357)	(30,238,947)	(253,307,924)	(5,074,902)
Change in net unrealized appreciation (depreciation) on:
Investment securities	2,636,565	(4,258,604)	(9,164,030)	—
Swap contracts	11,627,268	(16,877,513)	(33,552,842)	20,263,013
Change in net unrealized appreciation (depreciation)	14,263,833	(21,136,117)	(42,716,872)	20,263,013
Net realized and unrealized gain (loss)	(11,031,524)	(51,375,064)	(296,024,796)	15,188,111
Net increase (decrease) in net assets resulting from operations	$(10,582,542)	$(51,475,986)	$(296,512,971)	$15,351,121

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Operations

For the Year Ended October 31, 2022

	Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares	Direxion Daily Healthcare Bull 3X Shares	Direxion Daily Homebuilders & Supplies Bull 3X Shares
Investment Income:
Dividend income	$37,211,643	$—	$2,262,622	$1,590,513
(net of foreign withholding tax of $5,554, $—, $— and $—, respectively)
Interest income	6,492,660	1,619,402	587,859	537,535
Securities lending income	40,751	—	—	14
Total investment income	43,745,054	1,619,402	2,850,481	2,128,062
Expenses:
Investment advisory fees (Note 6)	19,168,898	1,118,668	1,602,231	1,654,627
Licensing fees	1,546,109	90,764	163,751	176,494
Fund servicing fees	938,364	56,055	79,491	81,761
Management service fees (Note 6)	632,982	37,005	52,938	54,616
Interest expense	446,367	129,722	60,979	90,484
Reports to shareholders	404,957	24,387	34,278	34,125
Professional fees	207,977	21,159	26,547	27,671
Trustees' fees and expenses	81,046	4,902	6,878	6,803
Insurance fees	54,795	3,249	4,597	4,717
Exchange listing fees	7,249	5,741	5,439	5,439
Pricing fees	6,001	6,001	6,001	6,001
Other	90,749	7,335	7,363	9,225
Total Expenses	23,585,494	1,504,988	2,050,493	2,151,963
Recoupment of expenses to Adviser (Note 6)	38,893	44,901	41,060	3,805
Less: Reimbursement of expenses from Adviser (Note 6)	(38,893)	(3,187)	(1,081)	(3,805)
Less: Investment advisory fees waived (Note 6)	(833,779)	—	—	—
Net Expenses	22,751,715	1,546,702	2,090,472	2,151,963
Net investment income (loss)	20,993,339	72,700	760,009	(23,901)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(261,510,442)	—	(6,855,945)	(50,486,366)
In-kind redemptions	180,035,926	—	18,141,666	18,835,736
Swap contracts	(277,080,997)	14,512,157	11,808,344	(33,861,317)
Net realized gain (loss)	(358,555,513)	14,512,157	23,094,065	(65,511,947)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(349,578,819)	—	(17,585,723)	(12,555,174)
Swap contracts	(987,302,061)	3,952,927	(39,918,064)	(120,188,219)
Change in net unrealized appreciation (depreciation)	(1,336,880,880)	3,952,927	(57,503,787)	(132,743,393)
Net realized and unrealized gain (loss)	(1,695,436,393)	18,465,084	(34,409,722)	(198,255,340)
Net increase (decrease) in net assets resulting from operations	$(1,674,443,054)	$18,537,784	$(33,649,713)	$(198,279,241)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Operations

For the Year Ended October 31, 2022

	Direxion Daily Industrials Bull 3X Shares	Direxion Daily Pharmaceutical & Medical Bull 3X Shares	Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares
Investment Income:
Dividend income	$342,500	$132,528	$1,859,903	$—
Interest income	75,741	45,867	212,597	1,223,989
Securities lending income	2	40,590	167	—
Total investment income	418,243	218,985	2,072,667	1,223,989
Expenses:
Investment advisory fees (Note 6)	241,792	133,506	699,286	520,890
Licensing fees	25,535	20,000	68,620	52,567
Fund servicing fees	12,781	7,517	35,150	26,853
Professional fees	12,513	11,397	17,345	15,085
Management service fees (Note 6)	7,987	4,412	23,103	17,288
Interest expense	6,911	6,161	24,561	43,218
Pricing fees	6,001	6,001	6,001	6,001
Exchange listing fees	5,439	5,439	5,439	5,439
Reports to shareholders	5,003	2,828	14,658	11,674
Trustees' fees and expenses	997	555	2,930	2,360
Insurance fees	689	381	1,989	1,572
Other	1,218	678	3,616	15,392
Total Expenses	326,866	198,875	902,698	718,339
Recoupment of expenses to Adviser (Note 6)	4,165	330	34,235	36,419
Less: Reimbursement of expenses from Adviser (Note 6)	(17,849)	(23,937)	(26,610)	(51,746)
Net Expenses	313,182	175,268	910,323	703,012
Net investment income	105,061	43,717	1,162,344	520,977
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(1,075,877)	(3,619,478)	(7,209,128)	—
In-kind redemptions	(253,543)	2,974,408	6,332,458	—
Swap contracts	137,873	(5,852,092)	739,861	24,704,385
Net realized gain (loss)	(1,191,547)	(6,497,162)	(136,809)	24,704,385
Change in net unrealized appreciation (depreciation) on:
Investment securities	(1,236,770)	(788,250)	(12,676,795)	—
Swap contracts	(12,064,262)	248,917	(51,070,274)	5,287,833
Change in net unrealized appreciation (depreciation)	(13,301,032)	(539,333)	(63,747,069)	5,287,833
Net realized and unrealized gain (loss)	(14,492,579)	(7,036,495)	(63,883,878)	29,992,218
Net increase (decrease) in net assets resulting from operations	$(14,387,518)	$(6,992,778)	$(62,721,534)	$30,513,195

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Operations

For the Year Ended October 31, 2022

	Direxion Daily Regional Banks Bull 3X Shares	Direxion Daily Retail Bull 3X Shares	Direxion Daily S&P 500® High Beta Bull 3X Shares	Direxion Daily S&P 500® High Beta Bear 3X Shares
Investment Income:
Dividend income	$5,309,788	$1,082,154	$503,498	$—
(net of foreign withholding tax of $18,277, $—, $1,578 and $—, respectively)
Interest income	705,240	192,671	179,804	584,397
Securities lending income	67	91,653	29	—
Total investment income	6,015,095	1,366,478	683,331	584,397
Expenses:
Investment advisory fees (Note 6)	2,413,726	597,258	600,182	345,380
Interest expense	143,846	27,420	45,173	89,243
Licensing fees	128,756	31,897	64,019	36,841
Fund servicing fees	118,965	30,136	30,348	18,031
Management service fees (Note 6)	79,693	19,729	19,835	11,444
Reports to shareholders	50,948	12,317	12,638	7,643
Professional fees	34,885	16,336	16,259	13,392
Trustees' fees and expenses	10,194	2,456	2,529	1,540
Insurance fees	6,891	1,704	1,719	1,018
Pricing fees	6,001	6,001	6,001	6,001
Exchange listing fees	5,439	5,439	5,439	5,439
Other	11,356	8,624	3,568	4,018
Total Expenses	3,010,700	759,317	807,710	539,990
Recoupment of expenses to Adviser (Note 6)	1,603	30,339	5,972	824
Less: Reimbursement of expenses from Adviser (Note 6)	—	(6,204)	(8,279)	(14,090)
Net Expenses	3,012,303	783,452	805,403	526,724
Net investment income (loss)	3,002,792	583,026	(122,072)	57,673
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(44,273,155)	(39,154,557)	(15,488,537)	—
In-kind redemptions	18,345,608	7,270,291	9,355,302	—
Swap contracts	(3,587,853)	(76,891,230)	(21,435,484)	(11,036,973)
Net realized loss	(29,515,400)	(108,775,496)	(27,568,719)	(11,036,973)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(19,869,187)	(506,792)	(6,291,227)	—
Swap contracts	(113,983,166)	(28,058,574)	(34,172,062)	21,185,720
Change in net unrealized appreciation (depreciation)	(133,852,353)	(28,565,366)	(40,463,289)	21,185,720
Net realized and unrealized gain (loss)	(163,367,753)	(137,340,862)	(68,032,008)	10,148,747
Net increase (decrease) in net assets resulting from operations	$(160,364,961)	$(136,757,836)	$(68,154,080)	$10,206,420

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Operations

For the Year Ended October 31, 2022

	Direxion Daily S&P Biotech Bull 3X Shares	Direxion Daily S&P Biotech Bear 3X Shares	Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares
Investment Income:
Dividend income	$887,982	$—	$43,458,278	$—
(net of foreign withholding tax of $—, $—, $1,305,696 and $—, respectively)
Interest income	4,190,096	1,712,635	19,421,609	4,712,806
Securities lending income	200,811	—	750,079	—
Total investment income	5,278,889	1,712,635	63,629,966	4,712,806
Expenses:
Investment advisory fees (Note 6)	6,820,801	778,785	35,214,855	2,353,094
Interest expense	1,390,685	72,728	3,704,239	616,786
Licensing fees	727,552	83,070	1,431,308	94,851
Fund servicing fees	336,071	39,484	1,859,382	117,197
Management service fees (Note 6)	225,509	25,790	1,163,487	77,910
Reports to shareholders	147,358	17,320	755,713	52,110
Professional fees	79,255	17,603	370,366	33,023
Trustees' fees and expenses	29,610	3,493	151,658	10,501
Insurance fees	19,748	2,285	100,836	6,903
Exchange listing fees	6,947	5,439	9,966	6,947
Pricing fees	6,001	6,001	6,001	6,001
Other	185,343	16,894	696,180	12,647
Total Expenses	9,974,880	1,068,892	45,463,991	3,387,970
Recoupment of expenses to Adviser (Note 6)	74,013	2,783	180	17,740
Less: Reimbursement of expenses from Adviser (Note 6)	(72,629)	(12,487)	(180)	(72)
Less: Investment advisory fees waived (Note 6)	—	—	(5,933,599)	—
Net Expenses	9,976,264	1,059,188	39,530,392	3,405,638
Net investment income (loss)	(4,697,375)	653,447	24,099,574	1,307,168
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(568,486,679)	—	(2,138,862,172)	—
In-kind redemptions	180,323,813	—	653,480,305	—
Swap contracts	(1,168,236,477)	(16,969,252)	(3,786,200,893)	221,587,899
Net realized gain (loss)	(1,556,399,343)	(16,969,252)	(5,271,582,760)	221,587,899
Change in net unrealized appreciation (depreciation) on:
Investment securities	69,768,909	—	(175,749,715)	—
Swap contracts	129,702,430	(274,321)	(1,361,879,213)	165,141,018
Change in net unrealized appreciation (depreciation)	199,471,339	(274,321)	(1,537,628,928)	165,141,018
Net realized and unrealized gain (loss)	(1,356,928,004)	(17,243,573)	(6,809,211,688)	386,728,917
Net increase (decrease) in net assets resulting from operations	$(1,361,625,379)	$(16,590,126)	$(6,785,112,114)	$388,036,085

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Operations

For the Year Ended October 31, 2022

	Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares	Direxion Daily Transportation Bull 3X Shares	Direxion Daily Utilities Bull 3X Shares
Investment Income:
Dividend income	$14,461,020	$—	$283,315	$463,756
(net of foreign withholding tax of $18,273, $—, $— and $—, respectively)
Interest income	5,703,733	1,680,626	151,024	65,452
Securities lending income	8,423	—	105	—
Total investment income	20,173,176	1,680,626	434,444	529,208
Expenses:
Investment advisory fees (Note 6)	16,995,055	906,041	350,079	170,503
Licensing fees	1,746,724	88,109	37,441	22,089
Interest expense	848,794	161,695	6,257	29,692
Fund servicing fees	831,386	45,730	18,058	9,334
Management service fees (Note 6)	561,080	29,998	11,565	5,637
Reports to shareholders	356,289	20,145	7,269	3,571
Professional fees	188,747	18,807	13,690	11,760
Trustees' fees and expenses	71,249	4,060	1,450	710
Insurance fees	48,462	2,644	996	488
Exchange listing fees	6,947	5,439	5,439	5,439
Pricing fees	6,001	6,001	6,001	6,001
Other	126,279	6,888	1,845	804
Total Expenses	21,787,013	1,295,557	460,090	266,028
Recoupment of expenses to Adviser (Note 6)	95,167	13,791	1,709	1,345
Less: Reimbursement of expenses from Adviser (Note 6)	(95,167)	—	(12,108)	(21,711)
Less: Investment advisory fees waived (Note 6)	(516,007)	—	—	—
Net Expenses	21,271,006	1,309,348	449,691	245,662
Net investment income (loss)	(1,097,830)	371,278	(15,247)	283,546
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(328,895,313)	—	(1,063,544)	(1,402,777)
In-kind redemptions	97,558,925	—	2,036,035	1,854,431
Swap contracts	(507,775,156)	(12,493,515)	2,141,311	5,806,005
Net realized gain (loss)	(739,111,544)	(12,493,515)	3,113,802	6,257,659
Change in net unrealized appreciation (depreciation) on:
Investment securities	(277,167,246)	—	(3,563,690)	(374,438)
Swap contracts	(1,093,334,613)	64,453,561	(28,310,885)	(3,296,083)
Change in net unrealized appreciation (depreciation)	(1,370,501,859)	64,453,561	(31,874,575)	(3,670,521)
Net realized and unrealized gain (loss)	(2,109,613,403)	51,960,046	(28,760,773)	2,587,138
Net increase (decrease) in net assets resulting from operations	$(2,110,711,233)	$52,331,324	$(28,776,020)	$2,870,684

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Operations

For the Year Ended October 31, 2022

	Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares	Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares
Investment Income:
Dividend income	$231,506	$—	$4,382,096	$—
Interest income	87,514	471,212	2,122,637	5,099,895
Securities lending income	3,999	—	69,687	—
Total investment income	323,019	471,212	6,574,420	5,099,895
Expenses:
Investment advisory fees (Note 6)	168,027	336,883	2,700,753	3,567,416
Licensing fees	11,968	15,610	109,756	144,202
Professional fees	11,701	13,358	37,744	45,505
Fund servicing fees	9,273	17,606	133,511	176,678
Pricing fees	6,001	6,001	6,001	6,001
Management service fees (Note 6)	5,559	11,157	89,261	118,027
Exchange listing fees	5,439	5,439	5,439	5,439
Reports to shareholders	3,615	7,399	58,011	78,167
Interest expense	1,212	25,644	21,581	632,859
Trustees' fees and expenses	731	1,489	11,646	15,733
Insurance fees	484	978	7,794	10,353
Excise tax	—	—	9,560	—
Other	1,998	1,717	64,623	12,422
Total Expenses	226,008	443,281	3,255,680	4,812,802
Recoupment of expenses to Adviser (Note 6)	9,347	12,243	—	377
Less: Reimbursement of expenses from Adviser (Note 6)	(21,306)	(3,162)	—	—
Net Expenses	214,049	452,362	3,255,680	4,813,179
Net investment income	108,970	18,850	3,318,740	286,716
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(1,410,556)	—	(74,395,998)	—
In-kind redemptions	123,485	—	(244,191)	—
Swap contracts	(6,916,431)	14,428,932	(226,486,031)	324,325,126
Net realized gain (loss)	(8,203,502)	14,428,932	(301,126,220)	324,325,126
Change in net unrealized appreciation (depreciation) on:
Investment securities	(1,890,859)	—	(30,395,053)	—
Swap contracts	(3,426,183)	5,753,324	(174,402,921)	177,391,380
Change in net unrealized appreciation (depreciation)	(5,317,042)	5,753,324	(204,797,974)	177,391,380
Net realized and unrealized gain (loss)	(13,520,544)	20,182,256	(505,924,194)	501,716,506
Net increase (decrease) in net assets resulting from operations	$(13,411,574)	$20,201,106	$(502,605,454)	$502,003,222

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Mid Cap Bull 3X Shares		Direxion Daily S&P 500® Bull 3X Shares
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$197,964	$(135,385)	$6,620,057	$3,060,678
Net realized gain (loss)	(12,168,044)	52,535,684	(713,784,752)	1,133,614,295
Change in net unrealized appreciation (depreciation)	(28,211,169)	21,208,162	(926,143,940)	888,896,794
Net increase (decrease) in net assets resulting from operations	(40,181,249)	73,608,461	(1,633,308,635)	2,025,571,767
Distributions to shareholders:
Net distributions to shareholders	—	(21,998)	(5,786,419)	(3,773,589)
Total distributions	—	(21,998)	(5,786,419)	(3,773,589)
Capital share transactions:
Proceeds from shares sold	15,988,184	128,362,135	5,901,080,779	2,500,709,959
Cost of shares redeemed	(18,593,897)	(151,461,798)	(5,065,561,898)	(2,506,169,335)
Transaction fees (Note 4)	3,395	42,359	1,453,652	677,169
Net increase (decrease) in net assets resulting from capital transactions	(2,602,318)	(23,057,304)	836,972,533	(4,782,207)
Total increase (decrease) in net assets	(42,783,567)	50,529,159	(802,122,521)	2,017,015,971
Net assets:
Beginning of year	90,584,175	40,055,016	3,348,750,236	1,331,734,265
End of year	$47,800,608	$90,584,175	$2,546,627,715	$3,348,750,236
Changes in shares outstanding
Shares outstanding, beginning of year	1,350,132	1,750,132	25,700,002	27,700,002
Shares sold	300,000	2,100,000	70,600,000	25,750,000
Shares repurchased	(350,000)	(2,500,000)	(57,700,000)	(27,750,000)
Shares outstanding, end of year	1,300,132	1,350,132	38,600,002	25,700,002

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily S&P 500® Bear 3X Shares		Direxion Daily Small Cap Bull 3X Shares
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$1,096,956	$(4,213,941)	$3,032,831	$(4,538,713)
Net realized gain (loss)	(1,820,867)	(586,097,391)	(1,095,460,021)	1,755,128,786
Change in net unrealized appreciation (depreciation)	157,306,258	(3,130,432)	(35,224,542)	(257,844,793)
Net increase (decrease) in net assets resulting from operations	156,582,347	(593,441,764)	(1,127,651,732)	1,492,745,280
Distributions to shareholders:
Net distributions to shareholders	—	—	(1,367,545)	(244,821)
Total distributions	—	—	(1,367,545)	(244,821)
Capital share transactions:
Proceeds from shares sold	2,964,867,622	1,028,436,193	3,879,258,584	4,816,936,112
Cost of shares redeemed	(2,622,881,335)	(850,068,957)	(3,033,085,709)	(5,642,498,260)
Transaction fees (Note 4)	785,779	251,069	790,344	1,378,149
Net increase (decrease) in net assets resulting from capital transactions	342,772,066	178,618,305	846,963,219	(824,183,999)
Total increase (decrease) in net assets	499,354,413	(414,823,459)	(282,056,058)	668,316,460
Net assets:
Beginning of year	388,356,619	803,180,078	1,499,518,859	831,202,399
End of year	$887,711,032	$388,356,619	$1,217,462,801	$1,499,518,859
Changes in shares outstanding
Shares outstanding, beginning of year	20,676,918	13,170,389	16,100,002	25,950,002
Shares sold	130,200,000	36,235,000	68,400,000	57,550,000
Shares repurchased	(111,700,000)	(28,728,471)	(52,700,000)	(67,400,000)
Shares outstanding, end of year	39,176,918	20,676,918	31,800,002	16,100,002

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Small Cap Bear 3X Shares		Direxion Daily FTSE China Bull 3X Shares[1]
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$182,640	$(3,552,520)	$3,525,681	$627,787
Net realized gain (loss)	111,315,116	(670,785,693)	(708,349,811)	(45,594,428)
Change in net unrealized appreciation (depreciation)	35,918,628	69,207,089	(127,503,386)	(77,709,442)
Net increase (decrease) in net assets resulting from operations	147,416,384	(605,131,124)	(832,327,516)	(122,676,083)
Distributions to shareholders:
Net distributions to shareholders	—	—	(1,246,902)	(2,107,263)
Total distributions	—	—	(1,246,902)	(2,107,263)
Capital share transactions:
Proceeds from shares sold	2,072,458,147	1,608,299,076	938,956,467	653,990,404
Cost of shares redeemed	(2,178,146,093)	(1,044,500,159)	(370,386,970)	(307,890,142)
Transaction fees (Note 4)	653,444	313,275	74,418	61,578
Net increase (decrease) in net assets resulting from capital transactions	(105,034,502)	564,112,192	568,643,915	346,161,840
Total increase (decrease) in net assets	42,381,882	(41,018,932)	(264,930,503)	221,378,494
Net assets:
Beginning of year	504,783,283	545,802,215	482,287,745	260,909,251
End of year	$547,165,165	$504,783,283	$217,357,242	$482,287,745
Changes in shares outstanding
Shares outstanding, beginning of year	18,772,797	4,386,447	2,155,001	777,501
Shares sold	60,600,000	44,750,000	13,580,000	2,230,000
Shares repurchased	(62,450,000)	(30,363,650)	(4,842,234)	(852,500)
Shares outstanding, end of year	16,922,797	18,772,797	10,892,767	2,155,001

1  Effective May 31, 2022, the Fund had a 1:20 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:20 stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily FTSE China Bear 3X Shares		Direxion Daily FTSE Europe Bull 3X Shares
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$88,588	$(372,304)	$331,159	$200,327
Net realized gain (loss)	68,000,459	(10,622,978)	(15,944,028)	17,484,871
Change in net unrealized appreciation (depreciation)	61,784,025	989,076	(12,282,624)	9,686,143
Net increase (decrease) in net assets resulting from operations	129,873,072	(10,006,206)	(27,895,493)	27,371,341
Distributions to shareholders:
Net distributions to shareholders	—	—	(316,935)	(180,543)
Total distributions	—	—	(316,935)	(180,543)
Capital share transactions:
Proceeds from shares sold	486,188,664	78,432,377	19,998,922	22,922,512
Cost of shares redeemed	(513,549,364)	(46,687,356)	(21,749,479)	(15,949,307)
Transaction fees (Note 4)	205,413	14,006	4,350	3,190
Net increase (decrease) in net assets resulting from capital transactions	(27,155,287)	31,759,027	(1,746,207)	6,976,395
Total increase (decrease) in net assets	102,717,785	21,752,821	(29,958,635)	34,167,193
Net assets:
Beginning of year	66,230,269	44,477,448	47,923,823	13,756,630
End of year	$168,948,054	$66,230,269	$17,965,188	$47,923,823
Changes in shares outstanding
Shares outstanding, beginning of year	3,927,337	2,127,337	1,250,001	950,001
Shares sold	30,550,000	4,750,000	1,000,000	750,000
Shares repurchased	(30,050,000)	(2,950,000)	(850,000)	(450,000)
Shares outstanding, end of year	4,427,337	3,927,337	1,400,001	1,250,001

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily MSCI Emerging Markets Bull 3X Shares		Direxion Daily MSCI Emerging Markets Bear 3X Shares
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$803,533	$(354,003)	$(194)	$(251,680)
Net realized gain (loss)	(124,088,995)	131,372,215	21,149,834	(39,406,431)
Change in net unrealized appreciation (depreciation)	(6,189,460)	(74,133,925)	12,129,823	20,478,769
Net increase (decrease) in net assets resulting from operations	(129,474,922)	56,884,287	33,279,463	(19,179,342)
Distributions to shareholders:
Net distributions to shareholders	—	(206,560)	—	—
Return of capital	—	(107,122)	—	—
Total distributions	—	(313,682)	—	—
Capital share transactions:
Proceeds from shares sold	84,616,572	324,420,412	60,339,424	33,446,137
Cost of shares redeemed	(74,971,504)	(348,366,324)	(63,788,096)	(26,403,874)
Transaction fees (Note 4)	15,888	77,355	31,918	7,921
Net increase (decrease) in net assets resulting from capital transactions	9,660,956	(23,868,557)	(3,416,754)	7,050,184
Total increase (decrease) in net assets	(119,813,966)	32,702,048	29,862,709	(12,129,158)
Net assets:
Beginning of year	169,181,029	136,478,981	26,590,454	38,719,612
End of year	$49,367,063	$169,181,029	$56,453,163	$26,590,454
Changes in shares outstanding
Shares outstanding, beginning of year	2,081,598	2,281,598	2,945,232	2,245,232
Shares sold	1,700,000	3,400,000	4,350,000	3,750,000
Shares repurchased	(1,500,000)	(3,600,000)	(4,600,000)	(3,050,000)
Shares outstanding, end of year	2,281,598	2,081,598	2,695,232	2,945,232

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily MSCI Mexico Bull 3X Shares		Direxion Daily MSCI South Korea Bull 3X Shares
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$158,185	$(9,268)	$227,711	$(388,753)
Net realized gain (loss)	2,635,316	10,591,335	(38,741,856)	29,885,775
Change in net unrealized appreciation (depreciation)	(2,364,795)	3,847,835	3,845,839	(14,275,709)
Net increase (decrease) in net assets resulting from operations	428,706	14,429,902	(34,668,306)	15,221,313
Distributions to shareholders:
Net distributions to shareholders	(148,179)	(64,079)	(227,711)	(4,680)
Return of capital	—	—	(87,142)	—
Total distributions	(148,179)	(64,079)	(314,853)	(4,680)
Capital share transactions:
Proceeds from shares sold	3,561,223	25,536,886	42,506,823	75,569,158
Cost of shares redeemed	(7,418,820)	(35,344,974)	(34,458,616)	(69,600,086)
Transaction fees (Note 4)	1,483	7,337	6,958	15,623
Net increase (decrease) in net assets resulting from capital transactions	(3,856,114)	(9,800,751)	8,055,165	5,984,695
Total increase (decrease) in net assets	(3,575,587)	4,565,072	(26,927,994)	21,201,328
Net assets:
Beginning of year	15,225,205	10,660,133	47,021,893	25,820,565
End of year	$11,649,618	$15,225,205	$20,093,899	$47,021,893
Changes in shares outstanding
Shares outstanding, beginning of year	183,205	333,205	1,800,001	1,550,001
Shares sold	50,000	350,000	3,450,000	2,150,000
Shares repurchased	(100,000)	(500,000)	(1,900,000)	(1,900,000)
Shares outstanding, end of year	133,205	183,205	3,350,001	1,800,001

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Aerospace & Defense Bull 3X Shares		Direxion Daily Consumer Discretionary Bull 3X Shares
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$448,982	$(540,442)	$(100,922)	$(185,943)
Net realized gain (loss)	(25,295,357)	168,762,655	(30,238,947)	15,397,015
Change in net unrealized appreciation (depreciation)	14,263,833	59,144,914	(21,136,117)	13,770,294
Net increase (decrease) in net assets resulting from operations	(10,582,542)	227,367,127	(51,475,986)	28,981,366
Distributions to shareholders:
Net distributions to shareholders	(5,900,582)	(229,995)	—	—
Total distributions	(5,900,582)	(229,995)	—	—
Capital share transactions:
Proceeds from shares sold	124,137,695	214,752,628	33,900,420	72,277,777
Cost of shares redeemed	(193,807,810)	(360,564,439)	(13,037,902)	(58,658,316)
Transaction fees (Note 4)	43,247	79,628	2,775	15,590
Net increase (decrease) in net assets resulting from capital transactions	(69,626,868)	(145,732,183)	20,865,293	13,635,051
Total increase (decrease) in net assets	(86,109,992)	81,404,949	(30,610,693)	42,616,417
Net assets:
Beginning of year	280,890,147	199,485,198	55,263,510	12,647,093
End of year	$194,780,155	$280,890,147	$24,652,817	$55,263,510
Changes in shares outstanding
Shares outstanding, beginning of year	13,650,001	22,500,001	600,001	350,001
Shares sold	6,850,000	11,050,000	750,000	1,050,000
Shares repurchased	(9,750,000)	(19,900,000)	(300,000)	(800,000)
Shares outstanding, end of year	10,750,001	13,650,001	1,050,001	600,001
The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Dow Jones Internet Bull 3X Shares		Direxion Daily Dow Jones Internet Bear 3X Shares
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$(488,175)	$(566,916)	$163,010	$(41,828)
Net realized gain (loss)	(253,307,924)	26,861,803	(5,074,902)	(4,367,139)
Change in net unrealized appreciation (depreciation)	(42,716,872)	14,428,445	20,263,013	(402,322)
Net increase (decrease) in net assets resulting from operations	(296,512,971)	40,723,332	15,351,121	(4,811,289)
Distributions to shareholders:
Net distributions to shareholders	(7,017,671)	—	(26,648)	—
Total distributions	(7,017,671)	—	(26,648)	—
Capital share transactions:
Proceeds from shares sold	402,775,715	70,705,044	180,515,545	23,601,785
Cost of shares redeemed	(96,132,641)	(45,569,213)	(144,304,284)	(19,497,618)
Transaction fees (Note 4)	19,522	9,114	43,291	5,849
Net increase in net assets resulting from capital transactions	306,662,596	25,144,945	36,254,552	4,110,016
Total increase (decrease) in net assets	3,131,954	65,868,277	51,579,025	(701,273)
Net assets:
Beginning of year	99,968,391	34,100,114	4,603,740	5,305,013
End of year	$103,100,345	$99,968,391	$56,182,765	$4,603,740
Changes in shares outstanding
Shares outstanding, beginning of year	1,150,001	750,001	319,952	119,952
Shares sold	20,800,000	950,000	5,150,000	1,200,000
Shares repurchased	(7,650,000)	(550,000)	(4,000,000)	(1,000,000)
Shares outstanding, end of year	14,300,001	1,150,001	1,469,952	319,952

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Financial Bull 3X Shares		Direxion Daily Financial Bear 3X Shares
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$20,993,339	$16,030,738	$72,700	$(1,362,726)
Net realized gain (loss)	(358,555,513)	2,012,752,205	14,512,157	(303,582,709)
Change in net unrealized appreciation (depreciation)	(1,336,880,880)	1,480,370,317	3,952,927	(11,913,059)
Net increase (decrease) in net assets resulting from operations	(1,674,443,054)	3,509,153,260	18,537,784	(316,858,494)
Distributions to shareholders:
Net distributions to shareholders	(19,073,316)	(15,325,240)	—	—
Total distributions	(19,073,316)	(15,325,240)	—	—
Capital share transactions:
Proceeds from shares sold	1,546,073,426	5,161,128,021	559,923,134	398,984,737
Cost of shares redeemed	(1,542,877,671)	(6,422,197,997)	(518,160,627)	(223,626,675)
Transaction fees (Note 4)	383,657	1,763,706	155,449	67,021
Net increase (decrease) in net assets resulting from capital transactions	3,579,412	(1,259,306,270)	41,917,956	175,425,083
Total increase (decrease) in net assets	(1,689,936,958)	2,234,521,750	60,455,740	(141,433,411)
Net assets:
Beginning of year	3,582,159,988	1,347,638,238	130,234,263	271,667,674
End of year	$1,892,223,030	$3,582,159,988	$190,690,003	$130,234,263
Changes in shares outstanding
Shares outstanding, beginning of year	24,799,289	40,099,289	7,103,350	2,302,858
Shares sold	15,650,000	46,650,000	25,050,000	12,056,250
Shares repurchased	(14,750,000)	(61,950,000)	(22,850,000)	(7,255,758)
Shares outstanding, end of year	25,699,289	24,799,289	9,303,350	7,103,350

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Healthcare Bull 3X Shares		Direxion Daily Homebuilders & Supplies Bull 3X Shares
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$760,009	$(75,184)	$(23,901)	$(1,515,752)
Net realized gain (loss)	23,094,065	54,685,501	(65,511,947)	372,704,652
Change in net unrealized appreciation (depreciation)	(57,503,787)	62,130,778	(132,743,393)	(51,515,019)
Net increase (decrease) in net assets resulting from operations	(33,649,713)	116,741,095	(198,279,241)	319,673,881
Distributions to shareholders:
Net distributions to shareholders	(597,569)	(11,571)	—	—
Total distributions	(597,569)	(11,571)	—	—
Capital share transactions:
Proceeds from shares sold	106,529,364	175,977,018	222,149,836	512,015,723
Cost of shares redeemed	(130,393,496)	(141,667,303)	(275,864,016)	(808,927,828)
Transaction fees (Note 4)	26,079	37,353	62,717	172,184
Net increase (decrease) in net assets resulting from capital transactions	(23,838,053)	34,347,068	(53,651,463)	(296,739,921)
Total increase (decrease) in net assets	(58,085,335)	151,076,592	(251,930,704)	22,933,960
Net assets:
Beginning of year	254,115,630	103,039,038	383,075,395	360,141,435
End of year	$196,030,295	$254,115,630	$131,144,691	$383,075,395
Changes in shares outstanding
Shares outstanding, beginning of year	2,050,008	1,850,008	4,600,000	9,100,000
Shares sold	900,000	1,600,000	4,850,000	7,950,000
Shares repurchased	(1,150,000)	(1,400,000)	(4,450,000)	(12,450,000)
Shares outstanding, end of year	1,800,008	2,050,008	5,000,000	4,600,000

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Industrials Bull 3X Shares		Direxion Daily Pharmaceutical & Medical Bull 3X Shares
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$105,061	$(7,674)	$43,717	$(71,169)
Net realized gain (loss)	(1,191,547)	24,981,429	(6,497,162)	5,837,097
Change in net unrealized appreciation (depreciation)	(13,301,032)	11,063,801	(539,333)	(2,492,865)
Net increase (decrease) in net assets resulting from operations	(14,387,518)	36,037,556	(6,992,778)	3,273,063
Distributions to shareholders:
Net distributions to shareholders	(94,102)	(108,281)	(36,713)	—
Total distributions	(94,102)	(108,281)	(36,713)	—
Capital share transactions:
Proceeds from shares sold	3,972,857	82,313,226	25,410,241	32,589,756
Cost of shares redeemed	(34,145,073)	(71,373,229)	(38,908,274)	(15,202,514)
Transaction fees (Note 4)	6,829	14,275	7,782	3,040
Net increase (decrease) in net assets resulting from capital transactions	(30,165,387)	10,954,272	(13,490,251)	17,390,282
Total increase (decrease) in net assets	(44,647,007)	46,883,547	(20,519,742)	20,663,345
Net assets:
Beginning of year	63,519,920	16,636,373	31,692,765	11,029,420
End of year	$18,872,913	$63,519,920	$11,173,023	$31,692,765
Changes in shares outstanding
Shares outstanding, beginning of year	1,400,001	900,001	1,750,001	700,001
Shares sold	100,000	2,200,000	1,750,000	1,700,000
Shares repurchased	(850,000)	(1,700,000)	(2,400,000)	(650,000)
Shares outstanding, end of year	650,001	1,400,001	1,100,001	1,750,001

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Real Estate Bull 3X Shares		Direxion Daily Real Estate Bear 3X Shares
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$1,162,344	$1,402,465	$520,977	$(201,300)
Net realized gain (loss)	(136,809)	41,310,998	24,704,385	(22,402,448)
Change in net unrealized appreciation (depreciation)	(63,747,069)	65,355,299	5,287,833	(8,904,990)
Net increase (decrease) in net assets resulting from operations	(62,721,534)	108,068,762	30,513,195	(31,508,738)
Distributions to shareholders:
Net distributions to shareholders	(6,886,474)	(1,224,013)	—	—
Total distributions	(6,886,474)	(1,224,013)	—	—
Capital share transactions:
Proceeds from shares sold	35,165,502	66,811,598	252,540,741	17,697,060
Cost of shares redeemed	(66,006,865)	(75,626,541)	(97,576,159)	(11,548,737)
Transaction fees (Note 4)	13,531	15,436	29,260	3,464
Net increase (decrease) in net assets resulting from capital transactions	(30,827,832)	(8,799,507)	154,993,842	6,151,787
Total increase (decrease) in net assets	(100,435,840)	98,045,242	185,507,037	(25,356,951)
Net assets:
Beginning of year	147,703,887	49,658,645	19,926,346	45,283,297
End of year	$47,268,047	$147,703,887	$205,433,383	$19,926,346
Changes in shares outstanding
Shares outstanding, beginning of year	5,650,000	5,500,000	485,144	295,144
Shares sold	2,450,000	3,950,000	4,650,000	305,000
Shares repurchased	(3,300,000)	(3,800,000)	(1,751,099)	(115,000)
Shares outstanding, end of year	4,800,000	5,650,000	3,384,045	485,144

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Regional Banks Bull 3X Shares		Direxion Daily Retail Bull 3X Shares
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$3,002,792	$2,677,128	$583,026	$(261,661)
Net realized gain (loss)	(29,515,400)	211,191,068	(108,775,496)	102,853,900
Change in net unrealized appreciation (depreciation)	(133,852,353)	112,168,678	(28,565,366)	18,381,113
Net increase (decrease) in net assets resulting from operations	(160,364,961)	326,036,874	(136,757,836)	120,973,352
Distributions to shareholders:
Net distributions to shareholders	(2,874,970)	(2,850,169)	(473,179)	(14,673)
Total distributions	(2,874,970)	(2,850,169)	(473,179)	(14,673)
Capital share transactions:
Proceeds from shares sold	256,508,930	730,879,440	137,251,024	207,606,767
Cost of shares redeemed	(322,182,252)	(724,336,451)	(77,856,410)	(222,257,385)
Transaction fees (Note 4)	69,762	149,812	17,045	45,752
Net increase (decrease) in net assets resulting from capital transactions	(65,603,560)	6,692,801	59,411,659	(14,604,866)
Total increase (decrease) in net assets	(228,843,491)	329,879,506	(77,819,356)	106,353,813
Net assets:
Beginning of year	441,276,054	111,396,548	128,838,980	22,485,167
End of year	$212,432,563	$441,276,054	$51,019,624	$128,838,980
Changes in shares outstanding
Shares outstanding, beginning of year	8,648,590	8,448,590	3,071,105	2,621,100
Shares sold	5,800,000	19,750,000	7,500,000	7,000,005
Shares repurchased	(7,350,000)	(19,550,000)	(4,300,000)	(6,550,000)
Shares outstanding, end of year	7,098,590	8,648,590	6,271,105	3,071,105

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily S&P 500® High Beta Bull 3X Shares		Direxion Daily S&P 500® High Beta Bear 3X Shares
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$(122,072)	$(23,080)	$57,673	$(234,512)
Net realized gain (loss)	(27,568,719)	67,638,919	(11,036,973)	(67,826,311)
Change in net unrealized appreciation (depreciation)	(40,463,289)	37,925,359	21,185,720	(4,975,326)
Net increase (decrease) in net assets resulting from operations	(68,154,080)	105,541,198	10,206,420	(73,036,149)
Distributions to shareholders:
Net distributions to shareholders	—	(82,925)	—	—
Total distributions	—	(82,925)	—	—
Capital share transactions:
Proceeds from shares sold	128,760,161	179,861,640	168,513,712	59,847,121
Cost of shares redeemed	(101,920,791)	(204,633,680)	(135,959,210)	(15,971,059)
Transaction fees (Note 4)	20,511	47,873	40,788	4,611
Net increase (decrease) in net assets resulting from capital transactions	26,859,881	(24,724,167)	32,595,290	43,880,673
Total increase (decrease) in net assets	(41,294,199)	80,734,106	42,801,710	(29,155,476)
Net assets:
Beginning of year	110,528,764	29,794,658	23,625,966	52,781,442
End of year	$69,234,565	$110,528,764	$66,427,676	$23,625,966
Changes in shares outstanding
Shares outstanding, beginning of year	1,464,370	2,064,370	2,606,828	522,500
Shares sold	3,800,000	3,050,000	18,500,000	2,830,000
Shares repurchased	(2,550,000)	(3,650,000)	(13,400,000)	(745,672)
Shares outstanding, end of year	2,714,370	1,464,370	7,706,828	2,606,828

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily S&P Biotech Bull 3X Shares		Direxion Daily S&P Biotech Bear 3X Shares
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$(4,697,375)	$(5,000,005)	$653,447	$(691,848)
Net realized gain (loss)	(1,556,399,343)	100,727,902	(16,969,252)	(95,689,771)
Change in net unrealized appreciation (depreciation)	199,471,339	(182,049,076)	(274,321)	10,819,563
Net decrease in net assets resulting from operations	(1,361,625,379)	(86,321,179)	(16,590,126)	(85,562,056)
Distributions to shareholders:
Net distributions to shareholders	—	—	—	—
Total distributions	—	—	—	—
Capital share transactions:
Proceeds from shares sold	3,442,750,306	2,438,065,093	1,423,731,319	618,832,012
Cost of shares redeemed	(1,694,450,607)	(1,871,640,964)	(1,264,813,343)	(549,727,565)
Transaction fees (Note 4)	376,244	395,183	379,444	164,556
Net increase in net assets resulting from capital transactions	1,748,675,943	566,819,312	159,297,420	69,269,003
Total increase (decrease) in net assets	387,050,564	480,498,133	142,707,294	(16,293,053)
Net assets:
Beginning of year	772,796,253	292,298,120	47,267,474	63,560,527
End of year	$1,159,846,817	$772,796,253	$189,974,768	$47,267,474
Changes in shares outstanding
Shares outstanding, beginning of year	14,511,600	5,461,600	2,216,024	1,166,024
Shares sold	295,550,000	35,300,000	50,250,000	26,950,000
Shares repurchased	(153,800,000)	(26,250,000)	(43,050,000)	(25,900,000)
Shares outstanding, end of year	156,261,600	14,511,600	9,416,024	2,216,024

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Semiconductor Bull 3X Shares		Direxion Daily Semiconductor Bear 3X Shares[1]
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$24,099,574	$(364,352)	$1,307,168	$(954,077)
Net realized gain (loss)	(5,271,582,760)	2,854,167,978	221,587,899	(134,480,560)
Change in net unrealized appreciation (depreciation)	(1,537,628,928)	177,364,539	165,141,018	(6,837,423)
Net increase (decrease) in net assets resulting from operations	(6,785,112,114)	3,031,168,165	388,036,085	(142,272,060)
Distributions to shareholders:
Net distributions to shareholders	(18,952,312)	(2,155,338)	—	—
Total distributions	(18,952,312)	(2,155,338)	—	—
Capital share transactions:
Proceeds from shares sold	14,029,647,329	7,073,156,222	4,367,830,060	909,892,171
Cost of shares redeemed	(7,908,295,563)	(7,267,499,520)	(4,311,606,686)	(716,193,908)
Transaction fees (Note 4)	1,685,971	1,585,045	1,293,464	214,858
Net increase (decrease) in net assets resulting from capital transactions	6,123,037,737	(192,758,253)	57,516,838	193,913,121
Total increase (decrease) in net assets	(681,026,689)	2,836,254,574	445,552,923	51,641,061
Net assets:
Beginning of year	4,155,098,959	1,318,844,385	145,418,026	93,776,965
End of year	$3,474,072,270	$4,155,098,959	$590,970,949	$145,418,026
Changes in shares outstanding
Shares outstanding, beginning of year	87,250,060	79,500,060	2,530,107	250,107
Shares sold	644,650,000	191,950,000	91,435,000	10,035,000
Shares repurchased	(340,950,000)	(184,200,000)	(84,041,667)	(7,755,000)
Shares outstanding, end of year	390,950,060	87,250,060	9,923,440	2,530,107

1  Effective March 28, 2022, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Technology Bull 3X Shares		Direxion Daily Technology Bear 3X Shares
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$(1,097,830)	$(6,583,994)	$371,278	$(596,741)
Net realized gain (loss)	(739,111,544)	1,514,493,652	(12,493,515)	(69,922,392)
Change in net unrealized appreciation (depreciation)	(1,370,501,859)	701,562,052	64,453,561	(17,326,206)
Net increase (decrease) in net assets resulting from operations	(2,110,711,233)	2,209,471,710	52,331,324	(87,845,339)
Distributions to shareholders:
Net distributions to shareholders	(11,889,234)	(10,258,380)	—	—
Total distributions	(11,889,234)	(10,258,380)	—	—
Capital share transactions:
Proceeds from shares sold	1,140,561,864	2,343,364,226	822,314,776	158,795,876
Cost of shares redeemed	(710,702,242)	(3,042,099,387)	(782,288,457)	(84,069,407)
Transaction fees (Note 4)	176,439	793,128	234,672	25,220
Net increase (decrease) in net assets resulting from capital transactions	430,036,061	(697,942,033)	40,260,991	74,751,689
Total increase (decrease) in net assets	(1,692,564,406)	1,501,271,297	92,592,315	(13,093,650)
Net assets:
Beginning of year	3,061,359,346	1,560,088,049	66,942,193	80,035,843
End of year	$1,368,794,940	$3,061,359,346	$159,534,508	$66,942,193
Changes in shares outstanding
Shares outstanding, beginning of year	43,050,000	61,000,000	1,801,485	541,485
Shares sold	24,750,000	42,250,000	20,300,000	2,500,000
Shares repurchased	(14,500,000)	(60,200,000)	(18,301,225)	(1,240,000)
Shares outstanding, end of year	53,300,000	43,050,000	3,800,260	1,801,485

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Transportation Bull 3X Shares		Direxion Daily Utilities Bull 3X Shares
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$(15,247)	$(199,808)	$283,546	$236,892
Net realized gain	3,113,802	43,911,743	6,257,659	5,877,480
Change in net unrealized appreciation (depreciation)	(31,874,575)	15,345,107	(3,670,521)	1,911,538
Net increase (decrease) in net assets resulting from operations	(28,776,020)	59,057,042	2,870,684	8,025,910
Distributions to shareholders:
Net distributions to shareholders	—	(19,756)	(363,008)	(257,434)
Total distributions	—	(19,756)	(363,008)	(257,434)
Capital share transactions:
Proceeds from shares sold	15,083,398	125,784,768	20,912,861	39,128,496
Cost of shares redeemed	(52,875,378)	(133,936,425)	(38,819,781)	(24,343,117)
Transaction fees (Note 4)	12,464	33,237	7,764	4,869
Net increase (decrease) in net assets resulting from capital transactions	(37,779,516)	(8,118,420)	(17,899,156)	14,790,248
Total increase (decrease) in net assets	(66,555,536)	50,918,866	(15,391,480)	22,558,724
Net assets:
Beginning of year	89,798,046	38,879,180	37,274,105	14,715,381
End of year	$23,242,510	$89,798,046	$21,882,625	$37,274,105
Changes in shares outstanding
Shares outstanding, beginning of year	1,850,001	2,150,001	1,150,001	550,001
Shares sold	350,000	3,250,000	700,000	1,400,000
Shares repurchased	(1,150,000)	(3,550,000)	(1,100,000)	(800,000)
Shares outstanding, end of year	1,050,001	1,850,001	750,001	1,150,001

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily 7-10 Year Treasury Bull 3X Shares		Direxion Daily 7-10 Year Treasury Bear 3X Shares
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$108,970	$(80,812)	$18,850	$(146,678)
Net realized gain (loss)	(8,203,502)	(520,359)	14,428,932	(865,095)
Change in net unrealized appreciation (depreciation)	(5,317,042)	(2,605,011)	5,753,324	1,481,064
Net increase (decrease) in net assets resulting from operations	(13,411,574)	(3,206,182)	20,201,106	469,291
Distributions to shareholders:
Net distributions to shareholders	—	(1,553,448)	—	—
Return of capital	—	(167,130)	—	—
Total distributions	—	(1,720,578)	—	—
Capital share transactions:
Proceeds from shares sold	19,813,138	13,941,367	48,953,433	22,674,915
Cost of shares redeemed	(5,460,055)	(5,211,721)	(42,655,103)	(403,393)
Transaction fees (Note 4)	1,424	1,564	12,797	121
Net increase in net assets resulting from capital transactions	14,354,507	8,731,210	6,311,127	22,271,643
Total increase in net assets	942,933	3,804,450	26,512,233	22,740,934
Net assets:
Beginning of year	23,338,803	19,534,353	29,623,215	6,882,281
End of year	$24,281,736	$23,338,803	$56,135,448	$29,623,215
Changes in shares outstanding
Shares outstanding, beginning of year	450,000	300,000	3,400,000	850,000
Shares sold	550,000	250,000	4,300,000	2,600,000
Shares repurchased	(150,000)	(100,000)	(3,750,000)	(50,000)
Shares outstanding, end of year	850,000	450,000	3,950,000	3,400,000

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily 20+ Year Treasury Bull 3X Shares		Direxion Daily 20+ Year Treasury Bear 3X Shares
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$3,318,740	$301,350	$286,716	$(1,956,090)
Net realized gain (loss)	(301,126,220)	(46,606,271)	324,325,126	(547,287)
Change in net unrealized appreciation (depreciation)	(204,797,974)	(6,075,258)	177,391,380	(28,182,740)
Net increase (decrease) in net assets resulting from operations	(502,605,454)	(52,380,179)	502,003,222	(30,686,117)
Distributions to shareholders:
Net distributions to shareholders	(2,244,754)	(5,652,475)	—	—
Return of capital	—	(42,707)	—	—
Total distributions	(2,244,754)	(5,695,182)	—	—
Capital share transactions:
Proceeds from shares sold	706,074,203	277,352,616	348,379,936	406,312,058
Cost of shares redeemed	(123,804,932)	(142,461,318)	(487,348,808)	(149,346,363)
Transaction fees (Note 4)	31,440	40,022	281,810	43,697
Net increase (decrease) in net assets resulting from capital transactions	582,300,711	134,931,320	(138,687,062)	257,009,392
Total increase in net assets	77,450,503	76,855,959	363,316,160	226,323,275
Net assets:
Beginning of year	359,734,817	282,878,858	325,333,498	99,010,223
End of year	$437,185,320	$359,734,817	$688,649,658	$325,333,498
Changes in shares outstanding
Shares outstanding, beginning of year	12,800,000	7,900,000	5,674,261	1,774,261
Shares sold	58,350,000	9,850,000	3,900,000	6,200,000
Shares repurchased	(8,800,000)	(4,950,000)	(5,250,000)	(2,300,000)
Shares outstanding, end of year	62,350,000	12,800,000	4,324,261	5,674,261

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Financial Highlights

October 31, 2022

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Mid Cap Bull 3X Shares
For the Year Ended October 31, 2022	$67.09	$0.15	$0.17	$(30.47)	$(30.32)	$—	$—	$—	$—	$36.77	-45.19%	$47,801	0.98%	0.99%	0.31%	0.95%	0.96%	0.34%	54%
For the Year Ended October 31, 2021	22.89	(0.08)	(0.07)	44.29	44.21	(0.01)	—	—	(0.01)	67.09	193.19%	90,584	0.96%	0.95%	(0.14)%	0.95%	0.94%	(0.13)%	33%
For the Year Ended October 31, 2020	42.25	0.06	0.08	(19.24)	(19.18)	(0.17)	—	(0.01)	(0.18)	22.89	-45.61%	40,055	1.00%	1.06%	0.25%	0.95%	1.01%	0.30%	91%
For the Year Ended October 31, 2019	38.45	0.30	0.35	3.84	4.14	(0.34)	—	—	(0.34)	42.25	11.04%	46,481	1.08%	1.12%	0.75%	0.95%	0.99%	0.88%	23%
For the Year Ended October 31, 2018	42.92	0.22	0.29	(3.42)	(3.20)	(0.10)	(1.17)	—	(1.27)	38.45	-7.90%	57,678	1.10%	1.13%	0.46%	0.95%	0.98%	0.61%	39%
Direxion Daily S&P 500® Bull 3X Shares
For the Year Ended October 31, 2022	130.30	0.22	0.25	(64.36)	(64.14)	(0.19)	—	—	(0.19)	65.97	-49.27%	2,546,628	0.91%	0.96%	0.23%	0.88%	0.93%	0.26%	113%
For the Year Ended October 31, 2021	48.08	0.13	0.14	82.25	82.38	(0.16)	—	—	(0.16)	130.30	171.57%	3,348,750	0.91%	0.93%	0.14%	0.90%	0.92%	0.15%	28%
For the Year Ended October 31, 2020	55.25	0.16	0.20	(7.02)	(6.86)	(0.31)	—	—	(0.31)	48.08	-12.54%	1,331,734	1.03%	1.04%	0.34%	0.95%	0.96%	0.42%	223%
For the Year Ended October 31, 2019	43.04	0.45	0.56	12.26	12.71	(0.50)	—	—	(0.50)	55.25	29.95%	947,851	1.19%	1.19%	0.98%	0.95%	0.95%	1.22%	86%
For the Year Ended October 31, 2018	40.86	0.31	0.34	3.71	4.02	(0.24)	(1.60)	—	(1.84)	43.04	9.74%	992,232	1.00%	1.00%	0.68%	0.95%	0.95%	0.73%	95%
Direxion Daily S&P 500® Bear 3X Shares
For the Year Ended October 31, 2022	18.78	0.04	0.07	3.84	3.88	—	—	—	—	22.66	20.66%	887,711	1.08%	1.06%	0.20%	0.95%	0.93%	0.33%	0%
For the Year Ended October 31, 2021	61.00	(0.27)	(0.27)	(41.95)	(42.22)	—	—	—	—	18.78	-69.21%	388,357	0.95%	0.92%	(0.92)%	0.95%	0.92%	(0.92)%	0%
For the Year Ended October 31, 2020	160.60	(0.40)	(0.40)	(98.60)	(99.00)	(0.40)	—	(0.20)	(0.60)	61.00	-61.87%	803,180	0.96%	0.99%	(0.45)%	0.95%	0.98%	(0.44)%	0%
For the Year Ended October 31, 2019	259.20	2.90	2.90	(98.60)	(95.70)	(2.90)	—	—	(2.90)	160.60	-37.21%	488,984	0.96%	0.96%	1.44%	0.95%	0.95%	1.45%	0%
For the Year Ended October 31, 2018	339.40	1.80	1.80	(81.20)	(79.40)	(0.80)	—	—	(0.80)	259.20	-23.38%	267,114	0.95%	0.96%	0.68%	0.94%	0.95%	0.69%	1%
Direxion Daily Small Cap Bull 3X Shares
For the Year Ended October 31, 2022	93.14	0.11	0.13	(54.92)	(54.81)	(0.05)	—	—	(0.05)	38.28	-58.86%	1,217,463	0.94%	0.94%	0.22%	0.91%	0.91%	0.25%	114%
For the Year Ended October 31, 2021	32.03	(0.23)	(0.22)	61.35	61.12	(0.01)	—	—	(0.01)	93.14	190.83%	1,499,519	0.91%	0.91%	(0.28)%	0.90%	0.90%	(0.27)%	62%
For the Year Ended October 31, 2020	59.64	0.02	0.05	(27.47)	(27.45)	(0.12)	—	(0.04)	(0.16)	32.03	-46.16%	831,202	1.03%	1.01%	0.06%	0.95%	0.93%	0.14%	76%
For the Year Ended October 31, 2019	61.79	0.32	0.46	(2.17)	(1.85)	(0.30)	—	—	(0.30)	59.64	-2.88%	730,592	1.18%	1.17%	0.56%	0.95%	0.94%	0.79%	53%
For the Year Ended October 31, 2018	66.18	0.20	0.31	(4.47)	(4.27)	(0.12)	—	—	(0.12)	61.79	-6.49%	883,562	1.10%	1.12%	0.26%	0.95%	0.97%	0.41%	51%
Direxion Daily Small Cap Bear 3X Shares
For the Year Ended October 31, 2022	26.89	0.01	0.04	5.43	5.44	—	—	—	—	32.33	20.23%	547,165	0.99%	0.99%	0.04%	0.91%	0.91%	0.12%	0%
For the Year Ended October 31, 2021	124.40	(0.33)	(0.33)	(97.18)	(97.51)	—	—	—	—	26.89	-78.38%	504,783	0.94%	0.90%	(0.91)%	0.94%	0.90%	(0.91)%	0%
For the Year Ended October 31, 2020	345.52	(0.88)	(0.88)	(218.88)	(219.76)	(0.96)	—	(0.40)	(1.36)	124.40	-63.86%	545,802	0.97%	0.97%	(0.46)%	0.95%	0.95%	(0.44)%	0%
For the Year Ended October 31, 2019	462.40	5.44	5.60	(116.64)	(111.20)	(5.68)	—	—	(5.68)	345.52	-24.30%	321,403	0.99%	0.99%	1.36%	0.95%	0.95%	1.40%	0%
For the Year Ended October 31, 2018	532.00	3.20	3.20	(70.80)	(67.60)	(2.00)	—	—	(2.00)	462.40	-12.65%	282,984	0.95%	0.96%	0.73%	0.95%	0.96%	0.73%	0%
Direxion Daily FTSE China Bull 3X Shares[11]
For the Year Ended October 31, 2022	223.80	0.70	0.71	(204.20)	(203.50)	(0.35)	—	—	(0.35)	19.95	-91.06%	217,357	0.97%	0.97%	0.78%	0.95%	0.95%	0.80%	102%
For the Year Ended October 31, 2021	335.60	0.60	0.60	(109.60)	(109.00)	(2.80)	—	—	(2.80)	223.80	-32.82%	482,288	0.95%	0.93%	0.17%	0.95%	0.93%	0.17%	50%
For the Year Ended October 31, 2020	361.00	3.00	3.20	(24.80)	(21.80)	(3.20)	—	(0.40)	(3.60)	335.60	-6.03%	260,909	0.99%	1.01%	0.96%	0.95%	0.97%	1.00%	264%
For the Year Ended October 31, 2019	357.00	4.40	4.80	4.00	8.40	(4.40)	—	—	(4.40)	361.00	2.23%	329,403	1.05%	1.07%	1.12%	0.95%	0.97%	1.22%	142%
For the Year Ended October 31, 2018	653.20	9.60	10.00	(295.60)	(286.00)	(10.20)	—	—	(10.20)	357.00	-44.39%	307,058	1.02%	1.05%	1.63%	0.95%	0.98%	1.70%	158%
Direxion Daily FTSE China Bear 3X Shares
For the Year Ended October 31, 2022	16.86	0.02	0.03	21.28	21.30	—	—	—	—	38.16	126.33%	168,948	1.06%	1.06%	0.09%	0.95%	0.95%	0.20%	0%
For the Year Ended October 31, 2021	20.91	(0.14)	(0.14)	(3.91)	(4.05)	—	—	—	—	16.86	-19.37%	66,230	0.95%	0.98%	(0.93)%	0.95%	0.98%	(0.93)%	0%
For the Year Ended October 31, 2020	49.94	(0.05)	(0.04)	(28.78)	(28.83)	(0.11)	—	(0.09)	(0.20)	20.91	-57.94%	44,477	0.98%	1.03%	(0.14)%	0.95%	1.00%	(0.11)%	0%
For the Year Ended October 31, 2019	71.04	0.65	0.71	(21.04)	(20.39)	(0.71)	—	—	(0.71)	49.94	-28.74%	78,771	1.05%	1.09%	1.27%	0.95%	0.99%	1.37%	0%
For the Year Ended October 31, 2018	65.30	0.39	0.43	5.52	5.91	(0.17)	—	—	(0.17)	71.04	9.14%	80,084	1.02%	1.08%	0.69%	0.95%	1.01%	0.76%	0%
Direxion Daily FTSE Europe Bull 3X Shares
For the Year Ended October 31, 2022	38.34	0.28	0.29	(25.53)	(25.25)	(0.26)	—	—	(0.26)	12.83	-66.00%	17,965	0.98%	0.99%	1.16%	0.95%	0.96%	1.19%	0%
For the Year Ended October 31, 2021	14.48	0.15	0.15	23.85	24.00	(0.14)	—	—	(0.14)	38.34	165.99%	47,924	0.96%	0.93%	0.45%	0.95%	0.92%	0.46%	51%
For the Year Ended October 31, 2020	29.27	0.09	0.11	(14.74)	(14.65)	(0.14)	—	—	(0.14)	14.48	-50.09%	13,757	1.03%	1.09%	0.43%	0.95%	1.01%	0.51%	101%
For the Year Ended October 31, 2019	24.54	0.36	0.42	4.79	5.15	(0.42)	—	—	(0.42)	29.27	21.25%	27,804	1.18%	1.20%	1.41%	0.95%	0.97%	1.64%	111%
For the Year Ended October 31, 2018	36.99	0.54	0.56	(12.34)	(11.80)	(0.65)	—	—	(0.65)	24.54	-32.39%	46,632	1.00%	0.98%	1.52%	0.95%	0.93%	1.57%	54%
The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Financial Highlights

October 31, 2022

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily MSCI Emerging Markets Bull 3X Shares
For the Year Ended October 31, 2022	$81.27	$0.37	$0.38	$(60.00)	$(59.63)	$—	$—	$—	$—	$21.64	-73.37%	$49,367	0.96%	0.97%	0.74%	0.95%	0.96%	0.75%	262%
For the Year Ended October 31, 2021	59.82	(0.15)	(0.14)	21.73	21.58	(0.09)	—	(0.04)	(0.13)	81.27	36.04%	169,181	0.96%	0.94%	(0.16)%	0.95%	0.93%	(0.15)%	87%
For the Year Ended October 31, 2020	73.05	0.27	0.31	(13.07)	(12.80)	(0.43)	—	—	(0.43)	59.82	-16.88%	136,479	1.02%	1.04%	0.46%	0.95%	0.97%	0.53%	192%
For the Year Ended October 31, 2019	62.74	0.90	0.96	10.28	11.18	(0.87)	—	—	(0.87)	73.05	17.72%	188,596	1.04%	1.06%	1.24%	0.95%	0.97%	1.33%	66%
For the Year Ended October 31, 2018	115.85	1.02	1.05	(53.34)	(52.32)	(0.77)	—	(0.02)	(0.79)	62.74	-45.51%	202,745	0.98%	0.99%	0.94%	0.95%	0.96%	0.97%	136%
Direxion Daily MSCI Emerging Markets Bear 3X Shares
For the Year Ended October 31, 2022	9.03	(0.00)[9]	0.02	11.92	11.92	—	—	—	—	20.95	132.00%	56,453	1.10%	1.23%	0.00%	0.95%	1.08%	0.15%	0%
For the Year Ended October 31, 2021	17.25	(0.08)	(0.08)	(8.14)	(8.22)	—	—	—	—	9.03	-47.65%	26,590	0.95%	1.17%	(0.93)%	0.95%	1.17%	(0.93)%	0%
For the Year Ended October 31, 2020	42.02	(0.04)	(0.03)	(24.56)	(24.60)	(0.11)	—	(0.06)	(0.17)	17.25	-58.79%	38,720	0.98%	1.08%	(0.12)%	0.95%	1.05%	(0.09)%	0%
For the Year Ended October 31, 2019	64.78	0.63	0.67	(22.66)	(22.03)	(0.73)	—	—	(0.73)	42.02	-34.15%	62,837	1.02%	1.08%	1.32%	0.95%	1.01%	1.39%	0%
For the Year Ended October 31, 2018	50.55	0.30	0.32	14.09	14.39	(0.16)	—	—	(0.16)	64.78	28.60%	90,383	0.99%	1.03%	0.64%	0.95%	0.99%	0.68%	0%
Direxion Daily MSCI Mexico Bull 3X Shares
For the Year Ended October 31, 2022	83.10	1.05	1.07	4.13	5.18	(0.82)	—	—	(0.82)	87.46	6.35%	11,650	0.98%	1.09%	1.27%	0.95%	1.06%	1.30%	25%
For the Year Ended October 31, 2021	31.99	(0.03)	(0.02)	51.33	51.30	(0.19)	—	—	(0.19)	83.10	160.49%	15,225	0.96%	0.99%	(0.04)%	0.95%	0.98%	(0.03)%	180%
For the Year Ended October 31, 2020	130.32	0.08	0.12	(97.90)	(97.82)	(0.42)	—	(0.09)	(0.51)	31.99	-75.36%	10,660	1.03%	1.26%	0.18%	0.95%	1.18%	0.26%	188%
For the Year Ended October 31, 2019	128.28	2.04	2.16	2.28	4.32	(2.28)	—	—	(2.28)	130.32	3.42%	11,400	1.05%	1.20%	1.69%	0.95%	1.10%	1.79%	325%
For the Year Ended October 31, 2018	261.96	3.48	3.48	(130.56)	(127.08)	(6.60)	—	—	(6.60)	128.28	-49.66%	4,809	0.96%	1.13%	1.50%	0.95%	1.12%	1.51%	140%
Direxion Daily MSCI South Korea Bull 3X Shares
For the Year Ended October 31, 2022	26.12	0.11	0.11	(20.04)	(19.93)	(0.14)	—	(0.05)	(0.19)	6.00	-76.86%	20,094	0.96%	1.01%	0.78%	0.95%	1.00%	0.79%	27%
For the Year Ended October 31, 2021	16.66	(0.27)	(0.27)	9.73	9.46	(0.00)[10]	—	—	(0.00)[10]	26.12	56.80%	47,022	0.96%	0.97%	(0.73)%	0.95%	0.96%	(0.72)%	97%
For the Year Ended October 31, 2020	21.32	(0.00)[10]	0.01	(4.47)	(4.47)	(0.19)	—	—	(0.19)	16.66	-21.27%	25,821	1.01%	1.15%	(0.02)%	0.95%	1.09%	0.04%	327%
For the Year Ended October 31, 2019	24.13	0.16	0.18	(2.78)	(2.62)	(0.19)	—	—	(0.19)	21.32	-10.93%	25,580	1.04%	1.10%	0.71%	0.95%	1.01%	0.80%	149%
For the Year Ended October 31, 2018	60.22	0.36	0.39	(34.01)	(33.65)	(0.60)	(1.84)	—	(2.44)	24.13	-58.26%	22,924	1.03%	1.16%	0.76%	0.95%	1.08%	0.84%	96%
Direxion Daily Aerospace & Defense Bull 3X Shares
For the Year Ended October 31, 2022	20.58	0.04	0.04	(2.12)	(2.08)	(0.04)	(0.34)	—	(0.38)	18.12	-10.07%	194,780	0.98%	0.97%	0.19%	0.94%	0.93%	0.23%	77%
For the Year Ended October 31, 2021	8.87	(0.03)	(0.03)	11.75	11.72	(0.01)	—	—	(0.01)	20.58	132.19%	280,890	0.96%	0.93%	(0.17)%	0.95%	0.92%	(0.16)%	64%
For the Year Ended October 31, 2020	55.54	0.01	(0.01)	(46.58)	(46.57)	(0.06)	—	(0.04)	(0.10)	8.87	-83.86%	199,485	0.99%	1.02%	0.07%	0.95%	0.98%	0.11%	159%
For the Year Ended October 31, 2019	42.15	0.30	0.46	13.43	13.73	(0.34)	—	—	(0.34)	55.54	32.78%	52,759	1.30%	1.34%	0.63%	0.95%	0.99%	0.98%	54%
For the Year Ended October 31, 2018	40.03	0.20	0.27	2.81	3.01	(0.26)	(0.63)	—	(0.89)	42.15	7.39%	56,900	1.09%	1.11%	0.40%	0.95%	0.97%	0.54%	39%
Direxion Daily Consumer Discretionary Bull 3X Shares
For the Year Ended October 31, 2022	92.11	(0.12)	(0.08)	(68.51)	(68.63)	—	—	—	—	23.48	-74.51%	24,653	1.03%	1.06%	(0.25)%	0.95%	0.98%	(0.17)%	149%
For the Year Ended October 31, 2021	36.13	(0.33)	(0.33)	56.31	55.98	—	—	—	—	92.11	154.94%	55,264	0.96%	0.99%	(0.54)%	0.95%	0.98%	(0.53)%	18%
For the Year Ended October 31, 2020	31.74	(0.06)	(0.05)	4.52	4.46	(0.07)	—	—	(0.07)	36.13	14.26%	12,647	1.00%	1.46%	(0.20)%	0.95%	1.41%	(0.15)%	101%
For the Period November 29, 2018[9] through October 31, 2019	25.00	0.15	0.18	6.79	6.94	(0.17)	—	(0.03)	(0.20)	31.74	27.83%	6,347	1.08%	2.18%	0.55%	0.95%	2.05%	0.68%	66%
Direxion Daily Dow Jones Internet Bull 3X Shares
For the Year Ended October 31, 2022	86.93	(0.07)	(0.06)	(76.60)	(76.67)	—	(3.05)	—	(3.05)	7.21	-91.32%	103,100	0.98%	0.99%	(0.39)%	0.95%	0.96%	(0.36)%	55%
For the Year Ended October 31, 2021	45.47	(0.62)	(0.62)	42.08	41.46	—	—	—	—	86.93	91.18%	99,968	0.96%	0.96%	(0.81)%	0.95%	0.95%	(0.80)%	65%
For the Period November 7, 2019[9] through October 31, 2020	25.00	(0.25)	(0.24)	20.74	20.49	(0.02)	—	—	(0.02)	45.47	81.99%	34,100	0.97%	1.14%	(0.66)%	0.95%	1.12%	(0.64)%	123%
Direxion Daily Dow Jones Internet Bear 3X Shares
For the Year Ended October 31, 2022	14.39	0.17	0.20	23.67	23.84	(0.01)	—	—	(0.01)	38.22	165.69%	56,183	1.06%	1.11%	0.49%	0.95%	1.00%	0.60%	0%
For the Year Ended October 31, 2021	44.23	(0.18)	(0.18)	(29.66)	(29.84)	—	—	—	—	14.39	-67.47%	4,604	0.95%	1.56%	(0.93)%	0.95%	1.56%	(0.93)%	0%
For the Period November 7, 2019[9] through October 31, 2020	250.00	(0.24)	(0.23)	(204.96)	(205.20)	(0.28)	—	(0.29)	(0.57)	44.23	-82.26%	5,305	0.96%	2.14%	(0.30)%	0.95%	2.13%	(0.29)%	0%

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Financial Highlights

October 31, 2022

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Financial Bull 3X Shares
For the Year Ended October 31, 2022	$144.45	$0.81	$0.83	$(70.93)	$(70.12)	$(0.70)	$—	$—	$(0.70)	$73.63	-48.61%	$1,892,223	0.89%	0.93%	0.82%	0.87%	0.91%	0.84%	109%
For the Year Ended October 31, 2021	33.61	0.52	0.53	110.82	111.34	(0.50)	—	—	(0.50)	144.45	332.26%	3,582,160	0.86%	0.91%	0.56%	0.85%	0.90%	0.57%	70%
For the Year Ended October 31, 2020	80.94	0.32	0.36	(47.34)	(47.02)	(0.31)	—	—	(0.31)	33.61	-58.07%	1,347,638	1.03%	1.03%	0.73%	0.94%	0.94%	0.82%	247%
For the Year Ended October 31, 2019	58.65	0.68	0.88	22.25	22.93	(0.64)	—	(0.00)[10]	(0.64)	80.94	39.44%	1,339,498	1.26%	1.25%	1.04%	0.95%	0.94%	1.35%	29%
For the Year Ended October 31, 2018	60.31	0.60	0.67	(1.70)	(1.10)	(0.56)	—	—	(0.56)	58.65	-1.98%	1,627,513	1.04%	1.05%	0.89%	0.94%	0.95%	0.99%	73%
Direxion Daily Financial Bear 3X Shares
For the Year Ended October 31, 2022	18.33	0.01	0.03	2.16	2.17	—	—	—	—	20.50	11.84%	190,690	1.04%	1.01%	0.05%	0.95%	0.92%	0.14%	0%
For the Year Ended October 31, 2021	118.00	(0.33)	(0.33)	(99.34)	(99.67)	—	—	—	—	18.33	-84.47%	130,234	0.95%	0.92%	(0.93)%	0.95%	0.92%	(0.93)%	0%
For the Year Ended October 31, 2020	261.76	(0.88)	(0.80)	(141.92)	(142.80)	(0.64)	—	(0.32)	(0.96)	118.00	-54.76%	271,668	0.96%	0.98%	(0.48)%	0.95%	0.97%	(0.47)%	0%
For the Year Ended October 31, 2019	449.20	4.72	4.88	(187.52)	(182.80)	(4.64)	—	—	(4.64)	261.76	-40.98%	175,801	0.99%	1.00%	1.37%	0.95%	0.96%	1.41%	0%
For the Year Ended October 31, 2018	538.40	2.80	2.80	(90.40)	(87.60)	(1.60)	—	—	(1.60)	449.20	-16.26%	141,799	0.95%	0.96%	0.69%	0.95%	0.96%	0.69%	0%
Direxion Daily Healthcare Bull 3X Shares
For the Year Ended October 31, 2022	123.96	0.40	0.44	(15.12)	(14.72)	(0.33)	—	—	(0.33)	108.91	-11.85%	196,030	0.98%	0.96%	0.35%	0.95%	0.93%	0.38%	16%
For the Year Ended October 31, 2021	55.70	(0.04)	(0.04)	68.31	68.27	(0.01)	—	—	(0.01)	123.96	122.57%	254,116	0.96%	0.94%	(0.05)%	0.95%	0.93%	(0.04)%	2%
For the Year Ended October 31, 2020	58.15	0.12	0.16	(2.44)	(2.32)	(0.13)	—	—	(0.13)	55.70	-3.85%	103,039	1.01%	1.04%	0.20%	0.95%	0.98%	0.26%	228%
For the Year Ended October 31, 2019	53.02	0.40	0.46	5.16	5.56	(0.43)	—	—	(0.43)	58.15	10.61%	139,550	1.07%	1.08%	0.75%	0.95%	0.96%	0.87%	16%
For the Year Ended October 31, 2018	44.17	0.20	0.25	8.94	9.14	(0.27)	(0.02)	—	(0.29)	53.02	20.69%	151,104	1.06%	1.07%	0.40%	0.95%	0.96%	0.51%	43%
Direxion Daily Homebuilders & Supplies Bull 3X Shares
For the Year Ended October 31, 2022	83.28	(0.01)	0.02	(57.04)	(57.05)	—	—	—	—	26.23	-68.50%	131,145	0.97%	0.97%	(0.01)%	0.93%	0.93%	0.03%	98%
For the Year Ended October 31, 2021	39.58	(0.25)	(0.24)	43.95	43.70	—	—	—	—	83.28	110.41%	383,075	0.96%	0.94%	(0.37)%	0.94%	0.92%	(0.35)%	95%
For the Year Ended October 31, 2020	70.39	(0.12)	(0.10)	(30.69)	(30.81)	(0.00)[10]	—	—	(0.00)[10]	39.58	-43.74%	360,141	1.01%	1.02%	(0.34)%	0.95%	0.96%	(0.28)%	134%
For the Year Ended October 31, 2019	28.33	0.15	0.22	42.09	42.24	(0.17)	—	(0.01)	(0.18)	70.39	149.83%	66,870	1.12%	1.17%	0.34%	0.95%	1.00%	0.51%	24%
For the Year Ended October 31, 2018	71.69	0.05	0.08	(42.24)	(42.19)	(0.02)	(1.15)	—	(1.17)	28.33	-59.92%	39,667	0.99%	1.03%	0.09%	0.95%	0.99%	0.13%	38%
Direxion Daily Industrials Bull 3X Shares
For the Year Ended October 31, 2022	45.37	0.12	0.13	(16.33)	(16.21)	(0.12)	—	—	(0.12)	29.04	-35.71%	18,873	0.97%	1.01%	0.33%	0.95%	0.99%	0.35%	20%
For the Year Ended October 31, 2021	18.48	(0.00)[10]	(0.00)[10]	26.96	26.96	(0.03)	(0.04)	—	(0.07)	45.37	146.14%	63,520	0.96%	0.96%	(0.01)%	0.95%	0.95%	0.00%	3%
For the Year Ended October 31, 2020	32.94	0.05	0.06	(14.36)	(14.31)	(0.15)	—	—	(0.15)	18.48	-43.33%	16,636	0.97%	1.44%	0.27%	0.95%	1.42%	0.29%	103%
For the Year Ended October 31, 2019	26.25	0.37	0.39	6.75	7.12	(0.43)	—	—	(0.43)	32.94	27.57%	3,294	1.03%	1.84%	1.25%	0.95%	1.76%	1.33%	228%
For the Year Ended October 31, 2018	30.93	0.22	0.25	(4.54)	(4.32)	(0.27)	(0.09)	—	(0.36)	26.25	-14.26%	3,937	1.05%	1.58%	0.62%	0.95%	1.48%	0.72%	26%
Direxion Daily Pharmaceutical & Medical Bull 3X Shares
For the Year Ended October 31, 2022	18.11	0.03	0.04	(7.95)	(7.92)	(0.03)	—	—	(0.03)	10.16	-43.75%	11,173	0.98%	1.11%	0.25%	0.95%	1.08%	0.28%	189%
For the Year Ended October 31, 2021	15.76	(0.09)	(0.08)	2.44	2.35	—	—	—	—	18.11	14.91%	31,693	0.95%	1.07%	(0.39)%	0.95%	1.07%	(0.39)%	115%
For the Year Ended October 31, 2020	15.66	(0.06)	(0.04)	0.16	0.10	(0.00)[10]	—	—	(0.00)[10]	15.76	0.64%	11,029	1.03%	1.38%	(0.34)%	0.95%	1.30%	(0.26)%	165%
For the Year Ended October 31, 2019	26.53	0.12	0.12	(10.80)	(10.68)	(0.18)	—	(0.01)	(0.19)	15.66	-40.41%	8,611	0.97%	1.43%	0.72%	0.95%	1.41%	0.74%	246%
For the Period November 15, 2017[9] through October 31, 2018	25.00	0.08	0.09	1.56	1.64	(0.10)	—	(0.01)	(0.11)	26.53	6.49%	3,979	0.98%	2.01%	0.30%	0.95%	1.98%	0.33%	152%
Direxion Daily Real Estate Bull 3X Shares
For the Year Ended October 31, 2022	26.14	0.25	0.26	(15.16)	(14.91)	(0.25)	(1.13)	—	(1.38)	9.85	-60.04%	47,268	0.98%	0.97%	1.24%	0.95%	0.94%	1.27%	84%
For the Year Ended October 31, 2021	9.03	0.22	0.22	17.08	17.30	(0.19)	—	—	(0.19)	26.14	192.60%	147,704	0.96%	0.94%	1.18%	0.95%	0.93%	1.19%	20%
For the Year Ended October 31, 2020	30.84	0.19	0.19	(21.40)	(21.21)	(0.17)	(0.40)	(0.03)	(0.60)	9.03	-69.35%	49,659	1.01%	1.08%	1.40%	0.95%	1.02%	1.46%	123%
For the Year Ended October 31, 2019	19.59	0.54	0.59	11.20	11.74	(0.49)	—	—	(0.49)	30.84	60.83%	53,969	1.14%	1.22%	2.21%	0.95%	1.03%	2.40%	72%
For the Year Ended October 31, 2018	21.70	0.50	0.53	(2.01)	(1.51)	(0.48)	—	(0.12)	(0.60)	19.59	-7.13%	40,163	1.09%	1.12%	2.55%	0.95%	0.98%	2.69%	149%

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Financial Highlights

October 31, 2022

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Real Estate Bear 3X Shares
For the Year Ended October 31, 2022	$41.07	$0.37	$0.40	$19.27	$19.64	$—	$—	$—	$—	$60.71	47.82%	$205,433	1.01%	1.03%	0.75%	0.95%	0.97%	0.81%	0%
For the Year Ended October 31, 2021	153.40	(0.64)	(0.64)	(111.69)	(112.33)	—	—	—	—	41.07	-73.23%	19,926	0.95%	1.17%	(0.93)%	0.95%	1.17%	(0.93)%	0%
For the Year Ended October 31, 2020	257.60	(1.10)	(1.10)	(102.20)	(103.30)	(0.60)	—	(0.30)	(0.90)	153.40	-40.31%	45,283	0.96%	1.14%	(0.60)%	0.95%	1.13%	(0.59)%	0%
For the Year Ended October 31, 2019	502.00	5.00	5.00	(244.60)	(239.60)	(4.80)	—	—	(4.80)	257.60	-47.94%	15,495	0.97%	1.28%	1.41%	0.95%	1.26%	1.43%	0%
For the Year Ended October 31, 2018	564.00	4.00	4.00	(64.50)	(60.50)	(1.50)	—	—	(1.50)	502.00	-10.68%	19,156	0.99%	1.36%	0.71%	0.95%	1.32%	0.75%	0%
Direxion Daily Regional Banks Bull 3X Shares
For the Year Ended October 31, 2022	51.02	0.37	0.39	(21.10)	(20.73)	(0.36)	—	—	(0.36)	29.93	-40.71%	212,433	0.93%	0.93%	0.94%	0.89%	0.89%	0.98%	138%
For the Year Ended October 31, 2021	13.19	0.28	0.28	37.83	38.11	(0.28)	—	—	(0.28)	51.02	290.09%	441,276	0.91%	0.89%	0.70%	0.90%	0.88%	0.71%	147%
For the Year Ended October 31, 2020	83.12	0.21	0.21	(69.69)	(69.48)	(0.45)	—	—	(0.45)	13.19	-83.83%	111,397	0.97%	1.00%	1.64%	0.95%	0.98%	1.66%	331%
For the Year Ended October 31, 2019	99.44	1.40	1.44	(16.30)	(14.90)	(1.42)	—	—	(1.42)	83.12	-14.83%	20,780	0.99%	1.07%	1.64%	0.95%	1.03%	1.68%	81%
For the Year Ended October 31, 2018	133.96	1.24	1.34	(34.54)	(33.30)	(1.22)	—	—	(1.22)	99.44	-25.20%	29,835	1.02%	1.04%	0.79%	0.95%	0.97%	0.86%	76%
Direxion Daily Retail Bull 3X Shares
For the Year Ended October 31, 2022	41.95	0.13	0.13	(33.83)	(33.70)	(0.11)	—	—	(0.11)	8.14	-80.48%	51,020	0.98%	0.95%	0.74%	0.95%	0.92%	0.77%	83%
For the Year Ended October 31, 2021	8.58	(0.09)	(0.08)	33.46	33.37	(0.00)[10]	—	—	(0.00)[10]	41.95	389.07%	128,839	0.97%	0.92%	(0.24)%	0.95%	0.90%	(0.22)%	112%
For the Year Ended October 31, 2020	9.43	0.01	0.01	(0.82)	(0.81)	(0.02)	—	(0.02)	(0.04)	8.58	-7.65%	22,485	0.99%	1.17%	0.12%	0.95%	1.13%	0.16%	171%
For the Year Ended October 31, 2019	14.76	0.13	0.13	(5.34)	(5.21)	(0.12)	—	—	(0.12)	9.43	-35.35%	12,967	1.01%	1.16%	1.15%	0.95%	1.10%	1.21%	84%
For the Year Ended October 31, 2018	9.80	0.08	0.11	4.98	5.06	(0.10)	—	—	(0.10)	14.76	51.66%	31,367	1.09%	1.15%	0.59%	0.95%	1.01%	0.73%	81%
Direxion Daily S&P 500® High Beta Bull 3X Shares
For the Year Ended October 31, 2022	75.48	(0.07)	(0.04)	(49.90)	(49.97)	—	—	—	—	25.51	-66.20%	69,235	1.01%	1.01%	(0.16)%	0.95%	0.95%	(0.10)%	144%
For the Year Ended October 31, 2021	14.43	(0.01)	(0.01)	61.10	61.09	(0.04)	—	—	(0.04)	75.48	423.32%	110,529	0.96%	0.97%	(0.02)%	0.95%	0.96%	(0.01)%	151%
For the Period November 7, 2019[9] through October 31, 2020	35.71	—	—	(21.14)	(21.14)	(0.04)	—	(0.10)	(0.14)	14.43	-59.13%	29,795	0.97%	1.16%	(0.03)%	0.95%	1.14%	(0.01)%	245%
Direxion Daily S&P 500® High Beta Bear 3X Shares
For the Year Ended October 31, 2022	9.06	0.01	0.03	(0.45)	(0.44)	—	—	—	—	8.62	-4.86%	66,428	1.14%	1.17%	0.13%	0.95%	0.98%	0.32%	0%
For the Year Ended October 31, 2021	101.00	(0.15)	(0.15)	(91.79)	(91.94)	—	—	—	—	9.06	-91.03%	23,626	0.95%	1.03%	(0.93)%	0.95%	1.03%	(0.93)%	0%
For the Period November 7, 2019[9] through October 31, 2020	500.00	(1.00)	(1.00)	(397.20)	(398.20)	(0.40)	—	(0.40)	(0.80)	101.00	-79.76%	52,781	0.96%	1.10%	(0.79)%	0.95%	1.09%	(0.78)%	0%
Direxion Daily S&P Biotech Bull 3X Shares
For the Year Ended October 31, 2022	53.25	(0.06)	(0.04)	(45.77)	(45.83)	—	—	—	—	7.42	-86.07%	1,159,847	1.09%	1.09%	(0.51)%	0.94%	0.94%	(0.36)%	148%
For the Year Ended October 31, 2021	53.52	(0.57)	(0.57)	0.30	(0.27)	—	—	—	—	53.25	-0.50%	772,796	0.95%	0.93%	(0.82)%	0.94%	0.92%	(0.81)%	169%
For the Year Ended October 31, 2020	37.18	(0.23)	(0.19)	16.58	16.35	(0.01)	—	(0.00)[10]	(0.01)	53.52	43.96%	292,298	1.04%	1.05%	(0.48)%	0.95%	0.96%	(0.39)%	137%
For the Year Ended October 31, 2019	49.33	0.24	0.25	(12.14)	(11.90)	(0.25)	—	—	(0.25)	37.18	-24.17%	487,452	0.98%	0.98%	0.53%	0.95%	0.95%	0.56%	114%
For the Year Ended October 31, 2018	76.45	0.15	0.31	(27.03)	(26.88)	(0.11)	(0.13)	—	(0.24)	49.33	-35.28%	592,472	1.14%	1.15%	0.18%	0.95%	0.96%	0.37%	510%
Direxion Daily S&P Biotech Bear 3X Shares
For the Year Ended October 31, 2022	21.33	0.17	0.18	(1.32)	(1.15)	—	—	—	—	20.18	-5.39%	189,975	1.02%	1.03%	0.63%	0.95%	0.96%	0.70%	0%
For the Year Ended October 31, 2021	54.51	(0.20)	(0.20)	(32.98)	(33.18)	—	—	—	—	21.33	-60.87%	47,267	0.95%	0.95%	(0.93)%	0.95%	0.95%	(0.93)%	0%
For the Year Ended October 31, 2020	408.20	(0.09)	(0.04)	(352.33)	(352.42)	(0.71)	—	(0.56)	(1.27)	54.51	-86.59%	63,561	0.99%	1.03%	(0.07)%	0.95%	0.99%	(0.03)%	0%
For the Year Ended October 31, 2019	783.40	5.80	6.20	(373.20)	(367.40)	(7.80)	—	—	(7.80)	408.20	-47.16%	82,336	1.05%	1.07%	1.29%	0.95%	0.97%	1.39%	0%
For the Year Ended October 31, 2018	1,008.00	4.60	5.00	(226.20)	(221.60)	(3.00)	—	—	(3.00)	783.40	-21.81%	56,196	1.00%	1.02%	0.74%	0.95%	0.97%	0.79%	0%
Direxion Daily Semiconductor Bull 3X Shares
For the Year Ended October 31, 2022	47.62	0.12	0.14	(38.77)	(38.65)	(0.08)	—	—	(0.08)	8.89	-81.24%	3,474,072	0.85%	0.97%	0.51%	0.77%	0.89%	0.59%	241%
For the Year Ended October 31, 2021	16.59	(0.00)[10]	(0.00)[10]	31.05	31.05	(0.02)	—	—	(0.02)	47.62	187.22%	4,155,099	0.83%	0.90%	(0.01)%	0.82%	0.89%	0.00%	170%
For the Year Ended October 31, 2020	13.21	0.02	0.03	3.39	3.41	(0.03)	—	—	(0.03)	16.59	25.88%	1,318,844	1.06%	1.06%	0.13%	0.94%	0.94%	0.25%	230%
For the Year Ended October 31, 2019	6.70	0.07	0.10	6.51	6.58	(0.07)	—	—	(0.07)	13.21	98.82%	634,080	1.35%	1.35%	0.74%	0.93%	0.93%	1.16%	92%
For the Year Ended October 31, 2018	9.87	0.05	0.07	(3.16)	(3.11)	(0.06)	—	—	(0.06)	6.70	-31.68%	582,998	1.10%	1.09%	0.56%	0.94%	0.93%	0.72%	101%
The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Financial Highlights

October 31, 2022

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Semiconductor Bear 3X Shares[12]
For the Year Ended October 31, 2022	$57.50	$0.20	$0.29	$1.85	$2.05	$—	$—	$—	$—	$59.55	3.57%	$590,971	1.09%	1.08%	0.41%	0.89%	0.88%	0.61%	0%
For the Year Ended October 31, 2021	374.90	(0.80)	(0.80)	(316.60)	(317.40)	—	—	—	—	57.50	-84.66%	145,418	0.95%	0.91%	(0.93)%	0.95%	0.91%	(0.93)%	0%
For the Year Ended October 31, 2020	3,681.60	(0.20)	0.10	(3,292.40)	(3,292.60)	(10.20)	—	(3.90)	(14.10)	374.90	-89.76%	93,777	0.98%	1.00%	(0.02)%	0.95%	0.97%	0.01%	0%
For the Year Ended October 31, 2019	15,996.00	92.40	96.00	(12,285.60)	(12,193.20)	(121.20)	—	—	(121.20)	3,681.60	-76.67%	237,361	1.02%	1.01%	1.45%	0.95%	0.94%	1.52%	0%
For the Year Ended October 31, 2018	19,500.00	96.00	108.00	(3,552.00)	(3,456.00)	(48.00)	—	—	(48.00)	15,996.00	-17.63%	65,459	0.97%	0.98%	0.73%	0.95%	0.96%	0.75%	0%
Direxion Daily Technology Bull 3X Shares
For the Year Ended October 31, 2022	71.11	(0.02)	(0.01)	(45.13)	(45.15)	—	(0.28)	—	(0.28)	25.68	-63.77%	1,368,795	0.94%	0.96%	(0.05)%	0.90%	0.92%	(0.01)%	96%
For the Year Ended October 31, 2021	25.58	(0.14)	(0.14)	45.86	45.72	—	(0.19)	—	(0.19)	71.11	179.53%	3,061,359	0.91%	0.93%	(0.29)%	0.90%	0.92%	(0.28)%	25%
For the Year Ended October 31, 2020	18.44	(0.02)	—	7.19	7.17	(0.03)	—	—	(0.03)	25.58	38.98%	1,560,088	1.06%	1.06%	(0.11)%	0.95%	0.95%	0.00%	376%
For the Year Ended October 31, 2019	12.55	0.04	0.09	5.91	5.95	(0.05)	—	—	(0.05)	18.44	47.55%	774,641	1.36%	1.36%	0.27%	0.95%	0.95%	0.68%	47%
For the Year Ended October 31, 2018	10.76	0.04	0.07	1.80	1.84	(0.05)	—	—	(0.05)	12.55	16.99%	671,151	1.17%	1.17%	0.29%	0.95%	0.95%	0.51%	41%
Direxion Daily Technology Bear 3X Shares
For the Year Ended October 31, 2022	37.16	0.12	0.17	4.70	4.82	—	—	—	—	41.98	12.97%	159,535	1.08%	1.07%	0.31%	0.95%	0.94%	0.44%	0%
For the Year Ended October 31, 2021	147.80	(0.57)	(0.57)	(110.07)	(110.64)	—	—	—	—	37.16	-74.86%	66,942	0.95%	0.95%	(0.93)%	0.95%	0.95%	(0.93)%	0%
For the Year Ended October 31, 2020	957.00	(0.50)	(0.40)	(805.00)	(805.50)	(2.30)	—	(1.40)	(3.70)	147.80	-84.47%	80,036	0.96%	1.03%	(0.18)%	0.95%	1.02%	(0.17)%	0%
For the Year Ended October 31, 2019	2,218.00	22.00	22.00	(1,260.00)	(1,238.00)	(23.00)	—	—	(23.00)	957.00	-56.25%	59,340	0.98%	1.03%	1.53%	0.95%	1.00%	1.56%	0%
For the Year Ended October 31, 2018	3,680.00	20.00	21.00	(1,470.00)	(1,450.00)	(12.00)	—	—	(12.00)	2,218.00	-39.38%	33,349	0.96%	1.05%	0.85%	0.95%	1.04%	0.86%	0%
Direxion Daily Transportation Bull 3X Shares
For the Year Ended October 31, 2022	48.54	(0.01)	(0.01)	(26.39)	(26.40)	—	—	—	—	22.14	-54.39%	23,243	0.96%	0.98%	(0.03)%	0.95%	0.97%	(0.02)%	54%
For the Year Ended October 31, 2021	18.08	(0.09)	(0.09)	30.56	30.47	(0.01)	—	—	(0.01)	48.54	168.57%	89,798	0.96%	0.95%	(0.24)%	0.95%	0.94%	(0.23)%	49%
For the Year Ended October 31, 2020	25.01	(0.02)	(0.01)	(6.85)	(6.87)	(0.06)	—	—	(0.06)	18.08	-27.42%	38,879	0.96%	1.13%	(0.10)%	0.95%	1.12%	(0.09)%	128%
For the Year Ended October 31, 2019	27.12	0.23	0.24	(2.06)	(1.83)	(0.28)	—	—	(0.28)	25.01	-6.66%	3,751	0.99%	1.57%	0.92%	0.95%	1.53%	0.96%	74%
For the Year Ended October 31, 2018	29.44	0.19	0.19	0.66	0.85	(0.24)	(2.93)	—	(3.17)	27.12	1.13%	10,849	0.95%	1.37%	0.57%	0.95%	1.37%	0.57%	0%
Direxion Daily Utilities Bull 3X Shares
For the Year Ended October 31, 2022	32.41	0.46	0.51	(3.10)	(2.64)	(0.51)	(0.08)	—	(0.59)	29.18	-8.50%	21,883	1.08%	1.17%	1.25%	0.95%	1.04%	1.38%	63%
For the Year Ended October 31, 2021	26.76	0.31	0.31	5.70	6.01	(0.36)	—	—	(0.36)	32.41	22.72%	37,274	0.96%	1.03%	1.04%	0.95%	1.02%	1.05%	69%
For the Year Ended October 31, 2020	45.80	0.40	0.42	(17.58)	(17.18)	(0.50)	(1.34)	(0.02)	(1.86)	26.76	-38.38%	14,715	1.01%	1.28%	1.44%	0.95%	1.22%	1.50%	80%
For the Year Ended October 31, 2019	27.81	0.65	0.68	18.04	18.69	(0.70)	—	—	(0.70)	45.80	67.76%[13]	16,029	1.04%	1.58%	1.76%	0.95%	1.49%	1.85%	72%
For the Year Ended October 31, 2018	31.13	0.53	0.54	(3.31)	(2.78)	(0.54)	—	—	(0.54)	27.81	-8.72%	4,172	0.96%	1.45%	2.15%	0.95%	1.44%	2.16%	44%
Direxion Daily 7-10 Year Treasury Bull 3X Shares
For the Year Ended October 31, 2022	51.86	0.20	0.20	(23.49)	(23.29)	—	—	—	—	28.57	-44.91%	24,282	0.96%	1.01%	0.48%	0.95%	1.00%	0.49%	0%
For the Year Ended October 31, 2021	65.11	(0.22)	(0.22)	(7.29)	(7.51)	—	(5.18)	(0.56)	(5.74)	51.86	-12.64%	23,339	0.95%	1.06%	(0.40)%	0.95%	1.06%	(0.40)%	6%
For the Year Ended October 31, 2020	54.00	(0.06)	(0.04)	11.35	11.29	(0.18)	—	—	(0.18)	65.11	20.96%	19,534	0.99%	1.15%	(0.10)%	0.95%	1.11%	(0.06)%	76%
For the Year Ended October 31, 2019	38.83	0.52	0.57	15.18	15.70	(0.53)	—	—	(0.53)	54.00	40.66%	21,600	1.05%	1.28%	1.09%	0.95%	1.18%	1.19%	97%
For the Year Ended October 31, 2018	44.25	0.31	0.34	(5.41)	(5.10)	(0.32)	—	—	(0.32)	38.83	-11.54%	5,824	1.01%	1.57%	0.76%	0.95%	1.51%	0.82%	0%
Direxion Daily 7-10 Year Treasury Bear 3X Shares
For the Year Ended October 31, 2022	8.71	(0.00)[10]	0.01	5.50	5.50	—	—	—	—	14.21	63.15%	56,135	1.01%	0.99%	0.04%	0.95%	0.93%	0.10%	0%
For the Year Ended October 31, 2021	8.10	(0.08)	(0.08)	0.69	0.61	—	—	—	—	8.71	7.53%	29,623	0.95%	1.12%	(0.93)%	0.95%	1.12%	(0.93)%	0%
For the Year Ended October 31, 2020	10.58	(0.01)	(0.01)	(2.43)	(2.44)	(0.03)	—	(0.01)	(0.04)	8.10	-23.08%	6,882	0.95%	1.40%	(0.09)%	0.95%	1.40%	(0.09)%	0%
For the Year Ended October 31, 2019	15.53	0.18	0.18	(4.95)	(4.77)	(0.18)	—	—	(0.18)	10.58	-30.84%	11,109	0.97%	1.18%	1.41%	0.95%	1.16%	1.43%	0%
For the Year Ended October 31, 2018	14.01	0.07	0.08	1.47	1.54	(0.02)	—	—	(0.02)	15.53	11.01%	20,189	1.05%	1.15%	0.45%	0.95%	1.05%	0.55%	0%
Direxion Daily 20+ Year Treasury Bull 3X Shares
For the Year Ended October 31, 2022	28.10	0.14	0.14	(21.15)	(21.01)	(0.08)	—	—	(0.08)	7.01	-74.89%	437,185	0.91%	0.91%	0.92%	0.90%	0.90%	0.93%	8%
For the Year Ended October 31, 2021	35.81	0.03	0.03	(7.01)	(6.98)	(0.03)	(0.69)	(0.01)	(0.73)	28.10	-19.90%	359,735	0.88%	0.88%	0.11%	0.88%	0.88%	0.11%	33%
For the Year Ended October 31, 2020	29.39	0.08	0.10	6.49	6.57	(0.15)	—	—	(0.15)	35.81	22.38%	282,879	0.98%	0.98%	0.22%	0.93%	0.93%	0.27%	67%
For the Year Ended October 31, 2019	15.76	0.29	0.34	13.63	13.92	(0.29)	—	—	(0.29)	29.39	88.98%	189,539	1.12%	1.12%	1.25%	0.92%	0.92%	1.46%	66%
For the Year Ended October 31, 2018	20.77	0.25	0.26	(5.00)	(4.75)	(0.26)	—	—	(0.26)	15.76	-23.07%	100,873	0.97%	0.95%	1.31%	0.94%	0.92%	1.34%	0%

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Financial Highlights

October 31, 2022

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily 20+ Year Treasury Bear 3X Shares
For the Year Ended October 31, 2022	$57.33	$0.05	$0.17	$101.87	$101.92	$—	$—	$—	$—	$159.25	177.78%	$688,650	1.01%	1.01%	0.06%	0.88%	0.88%	0.19%	0%
For the Year Ended October 31, 2021	55.80	(0.55)	(0.55)	2.08	1.53	—	—	—	—	57.33	2.74%	325,333	0.88%	0.88%	(0.86)%	0.88%	0.88%	(0.86)%	0%
For the Year Ended October 31, 2020	107.20	(0.06)	(0.05)	(50.93)	(50.99)	(0.28)	—	(0.13)	(0.41)	55.80	-47.66%	99,010	0.90%	0.90%	(0.09)%	0.89%	0.89%	(0.08)%	0%
For the Year Ended October 31, 2019	228.50	2.10	2.40	(121.20)	(119.10)	(2.20)	—	—	(2.20)	107.20	-52.34%	123,239	1.10%	1.10%	1.32%	0.91%	0.91%	1.51%	0%
For the Year Ended October 31, 2018	191.40	1.10	1.20	36.60	37.70	(0.60)	—	—	(0.60)	228.50	19.71%	345,100	0.99%	0.99%	0.54%	0.90%	0.90%	0.63%	0%

1  Net investment income (loss) per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each period.

2  Includes interest expense and extraordinary expenses, which comprise of tax and litigation expenses.

3  Excludes interest expense and extraordinary expenses which comprise of excise tax and litigation expenses.

4  Due to the timing of sales and redemptions of capital shares, the net realized and realized gain (loss) per share is not in accordance with the Fund's changes in net realized and unrealized gain (loss) on investments, in-kind redemptions, futures, and swaps for the year/period.

5  Total return is calculated assuming an initial investment made at the net asset value at the beginning of the year/period, reinvestment of all dividends and distributions at net asset value during the year/period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived or recouped by the Adviser.

6  Net expenses include effects of any reimbursement/waiver or recoupment.

7  For periods less than a year, these ratios are annualized.

8  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares. Portfolio turnover rate does not include effects of turnover of the swap and future contracts portfolio. Short-term securities with maturities less than or equal to 365 days are also excluded from portfolio turnover calculation.

9  Commencement of operations.

10  Between $(0.005) and $0.005.

11  Effective May 31, 2022, the Fund had a 1:20 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:20 stock split.

12  Effective March 28, 2022, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.

13  The Fund's total return includes voluntary reimbursement by the Adviser for a realized loss on a trading error. Had this reimbursement not been made to the Fund, total return would have been 1.94% lower.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Shares ETF Trust

Notes to the Financial Statements

October 31, 2022

1.  ORGANIZATION

The Direxion Shares ETF Trust (the "Trust") is a Delaware statutory trust formed on April 23, 2008 and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is a registered investment company that has 87 separate series (each, a "Fund" and together the "Funds"). 40 of these Funds are included in this report:

Bull Funds	Bear Funds
Direxion Daily Mid Cap Bull 3X Shares
Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares
Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares
Direxion Daily FTSE China Bull 3X Shares	Direxion Daily FTSE China Bear 3X Shares
Direxion Daily FTSE Europe Bull 3X Shares
Direxion Daily MSCI Emerging Markets Bull 3X Shares	Direxion Daily MSCI Emerging Markets Bear 3X Shares
Direxion Daily MSCI Mexico Bull 3X Shares
Direxion Daily MSCI South Korea Bull 3X Shares
Direxion Daily Aerospace & Defense Bull 3X Shares
Direxion Daily Consumer Discretionary Bull 3X Shares
Direxion Daily Dow Jones Internet Bull 3X Shares	Direxion Daily Dow Jones Internet Bear 3X Shares
Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Direxion Daily Healthcare Bull 3X Shares
Direxion Daily Homebuilders & Supplies Bull 3X Shares
Direxion Daily Industrials Bull 3X Shares
Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Direxion Daily Real Estate Bull 3X Shares*	Direxion Daily Real Estate Bear 3X Shares*
Direxion Daily Regional Banks Bull 3X Shares
Direxion Daily Retail Bull 3X Shares
Direxion Daily S&P 500® High Beta Bull 3X Shares	Direxion Daily S&P High Beta Bear 3X Shares
Direxion Daily S&P 500® Biotech Bull 3X Shares	Direxion Daily S&P Biotech Bear 3X Shares
Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares
Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares
Direxion Daily Transportation Bull 3X Shares
Direxion Daily Utilities Bull 3X Shares
Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares

*  Effective February 28, 2022, Direxion Daily MSCI Real Estate Bull 3X Shares and Direxion Daily MSCI Real Estate Bear 3X Shares changed their names to Direxion Daily Real Estate Bull 3X Shares and Direxion Daily Real Estate Bear 3X Shares, respectively.

The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codification ("ASC") 946, Financial Services – Investment Companies.

Rafferty Asset Management, LLC (the "Adviser") has registered as a commodity pool operator ("CPO") and the Funds are considered commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Adviser is subject to registration and regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission and the National Futures Association, including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements.

Each Fund's investment objective is to seek daily investment results, before fees and expenses, that correspond to the performance of a particular index or benchmark. The Funds with the word "Bull" in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word "Bear" in their

DIREXION ANNUAL REPORT

name attempt to provide investment results that correlate negatively to the return of an index or benchmark. The correlations sought by the Bull Funds are a multiple of 300% of the return of the target index or benchmark and a multiple of -300% of the return of the target index or benchmark for the Bear Funds.

Funds	Index or Benchmark	Daily Target
Direxion Daily Mid Cap Bull 3X Shares	S&P Mid Cap 400® Index	300%
Direxion Daily S&P 500® Bull 3X Shares		300%
Direxion Daily S&P 500® Bear 3X Shares	S&P 500® Index	-300%
Direxion Daily Small Cap Bull 3X Shares		300%
Direxion Daily Small Cap Bear 3X Shares	Russell 2000® Index	-300%
Direxion Daily FTSE China Bull 3X Shares		300%
Direxion Daily FTSE China Bear 3X Shares	FTSE China 50 Index	-300%
Direxion Daily FTSE Europe Bull 3X Shares	FTSE Developed Europe All Cap Index	300%
Direxion Daily MSCI Emerging Markets Bull 3X Shares		300%
Direxion Daily MSCI Emerging Markets Bear 3X Shares	MSCI Emerging Markets IndexSM	-300%
Direxion Daily MSCI Mexico Bull 3X Shares	MSCI Mexico IMI 25/50 Index	300%
Direxion Daily MSCI South Korea Bull 3X Shares	MSCI Korea 25/50 Index	300%
Direxion Daily Aerospace & Defense Bull 3X Shares	Dow Jones U.S. Select Aerospace & Defense Index	300%
Direxion Daily Consumer Discretionary Bull 3X Shares	Consumer Discretionary Select Sector Index	300%
Direxion Daily Dow Jones Internet Bull 3X Shares		300%
Direxion Daily Dow Jones Internet Bear 3X Shares	Dow Jones Internet Composite Index	-300%
Direxion Daily Financial Bull 3X Shares		300%
Direxion Daily Financial Bear 3X Shares	Financials Select Sector Index[2,3]	-300%
Direxion Daily Healthcare Bull 3X Shares	Health Care Select Sector Index	300%
Direxion Daily Homebuilders & Supplies Bull 3X Shares	Dow Jones U.S. Select Home Construction Index	300%
Direxion Daily Industrials Bull 3X Shares	Industrial Select Sector Index	300%
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	S&P Pharmaceuticals Select Industry Index	300%
Direxion Daily Real Estate Bull 3X Shares		300%
Direxion Daily Real Estate Bear 3X Shares	Real Estate Select Sector Index[1]	-300%
Direxion Daily Regional Banks Bull 3X Shares	S&P Regional Banks Select Industry Index	300%
Direxion Daily Retail Bull 3X Shares	S&P Retail Select Industry® Index	300%
Direxion Daily S&P 500® High Beta Bull 3X Shares		300%
Direxion Daily S&P 500® High Beta Bear 3X Shares	S&P 500® High Beta Index	-300%
Direxion Daily S&P Biotech Bull 3X Shares		300%
Direxion Daily S&P Biotech Bear 3X Shares	S&P Biotechnology Select Industry Index	-300%
Direxion Daily Semiconductor Bull 3X Shares		300%
Direxion Daily Semiconductor Bear 3X Shares	ICE Semiconductor Index	-300%
Direxion Daily Technology Bull 3X Shares		300%
Direxion Daily Technology Bear 3X Shares	Technology Select Sector Index	-300%
Direxion Daily Transportation Bull 3X Shares	S&P Transportation Select Industry FMC Capped Index[4]	300%
Direxion Daily Utilities Bull 3X Shares	Utilities Select Sector Index	300%
Direxion Daily 7-10 Year Treasury Bull 3X Shares		300%
Direxion Daily 7-10 Year Treasury Bear 3X Shares	ICE U.S. Treasury 7-10 Year Bond Index	-300%
Direxion Daily 20+ Year Treasury Bull 3X Shares		300%
Direxion Daily 20+ Year Treasury Bear 3X Shares	ICE U.S. Treasury 20+ Year Bond Index	-300%

1  Effective February 28, 2022, Direxion Daily Real Estate Bull 3X Shares and Direxion Daily Real Estate Bear 3X Shares changed their benchmark index from MSCI U.S. IMI Real Estate 25/50 Index to Real Estate Select Sector Index.

DIREXION ANNUAL REPORT

2  Effective February 28, 2022, Direxion Daily Financial Bull 3X Shares and Direxion Daily Financial Bear 3X Shares changed their benchmark index from Russell 1000 Index – Financials to Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index.

3  Effective August 1, 2022, Direxion Daily Financial Bull 3X Shares and Direxion Daily Financial Bear 3X Shares changed their benchmark index from Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index to Financials Select Sector Index.

4  Effective August 1, 2022, Direxion Daily Transportation Bull 3X Shares changed its benchmark index from Dow Jones Transportation AverageTM to S&P Transportation Select Industry FMC Capped Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

a) Investment Valuation – The Net Asset Value ("NAV") per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally at 4:00 p.m. Eastern time), each day the NYSE is open for business. On days that the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets close all day, Direxion Daily 7-10 Year Treasury Bull 3X Shares, Direxion Daily 7-10 Year Treasury Bear 3X Shares, Direxion Daily 20+ Year Treasury Bull 3X Shares and Direxion Daily 20+ Year Treasury Bear 3X Shares (the "Fixed Income Funds") do not calculate their NAVs, even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early, each of the Fixed Income Funds calculate its NAV as of the time of the recommended close, usually 2:00 p.m. Eastern time, rather than the close of regular trading on the NYSE. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market ("NASDAQ") for which market quotations are readily available are valued using the NASDAQ® Official Closing Price ("NOCP") provided by NASDAQ each business day. Over the Counter ("OTC") securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. The Funds valued their investments in money market funds based on their daily net asset values. Futures contracts are valued at settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation time will be used. Securities, swap or future contracts are fair valued as determined by the Adviser under the supervision of the Board of Trustees (the "Board") in the following scenarios: a) reliable market quotations are not readily available; b) the Funds' pricing service does not provide a valuation for such securities; c) the Funds' pricing service provides valuation that in the judgment of the Adviser does not represent fair value; or d) the Fund or Adviser believes the market price is stale.

b) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a "notional amount" (i.e. the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index or industry sector). Each Fund enters into master netting agreements with counterparties to mitigate counterparty credit risk in derivative contracts. A Fund does not offset fair value amounts for derivatives contracts and related cash collateral on the Statement of Assets and Liabilities arising from derivative contracts executed with the same counterparties under such master netting agreements. The Fund's obligations are accrued daily and offset by any amounts owed to the Fund.

In a "long" equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional

DIREXION ANNUAL REPORT

amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund's obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund's custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as "unrealized gains or losses on swaps" and when cash is exchanged, the gain or loss is recorded as "realized gains or losses on swaps."

Each Fund may enter into swap contracts that provide the opposite return of the underlying benchmark or security ("short" the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.

Accounting Standards Update No. 2013-01 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01"), requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2013-01 is limited in scope to recognized derivative instruments accounted for under ASC 815 "Derivatives and Hedging", to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivative counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of October 31, 2022, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement are detailed in the following tables.

In the event of the counterparty's default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The

DIREXION ANNUAL REPORT

counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at October 31, 2022 is detailed in the following tables. If such credit risk-related contingencies were triggered, the counterparties would have the option to terminate any positions open under the master netting agreement.

Description: Swap Contract

Counterparty: Bank of America Merrill Lynch

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Mid Cap Bull 3X Shares	$571,972	$—	$571,972[1]	$—	$—	$—	$—	$—
Direxion Daily S&P 500® Bull 3X Shares	—	—	—	—	2,820,802	—	2,820,802[1]	—
Direxion Daily S&P 500® Bear 3X Shares	30,135,000	—	19,560,000	10,575,000	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	35,014,630	—	35,014,630[1]	—	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—	7,724,980	—	7,724,980[1]	—
Direxion Daily FTSE China Bull 3X Shares	—	—	—	—	41,234,531	—	41,234,531[1]	—
Direxion Daily FTSE China Bear 3X Shares	41,576,669	—	39,431,000	2,145,669	—	—	—	—
Direxion Daily MSCI South Korea Bull 3X Shares	—	—	—	—	39,030	—	39,030[1]	—
Direxion Daily Consumer Discretionary Bull 3X Shares	—	—	—	—	297,959	—	297,959[1]	—
Direxion Daily Dow Jones Internet Bull 3X Shares	—	—	—	—	8,125,451	—	8,125,451[1]	—
Direxion Daily Dow Jones Internet Bear 3X Shares	10,286,449	—	9,200,000	1,086,449	—	—	—	—
Direxion Daily Financial Bull 3X Shares	20,457,003	—	20,457,003[1]	—	—	—	—	—
Direxion Daily Financial Bear 3X Shares	—	—	—	—	19,721,401	—	19,721,401[1]	—
Direxion Daily Healthcare Bull 3X Shares	7,724,386	—	7,724,386[1]	—	—	—	—	—

DIREXION ANNUAL REPORT

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Homebuilders & Supplies Bull 3X Shares	$4,426,410	$—	$4,426,410[1]	$—	$—	$—	$—	$—
Direxion Daily Real Estate Bull 3X Shares	2,981,927	—	2,981,927[1]	—	—	—	—	—
Direxion Daily Real Estate Bear 3X Shares	—	—	—	—	12,945,381	—	12,945,381[1]	—
Direxion Daily Regional Banks Bull 3X Shares	2,878,625	—	2,820,000	58,625	—	—	—	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	1,287,370	—	1,287,370[1]	—	—	—	—	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	—	—	—	104,559	—	104,559[1]	—
Direxion Daily S&P Biotech Bull 3X Shares	53,975,206	—	53,975,206[1]	—	—	—	—	—
Direxion Daily S&P Biotech Bear 3X Shares	—	—	—	—	5,716,010	—	5,716,010[1]	—
Direxion Daily Semiconductor Bull 3X Shares	—	—	—	—	255,875,812	—	255,875,812[1]	—
Direxion Daily Semiconductor Bear 3X Shares	38,055,359	—	34,540,000	3,515,359	—	—	—	—
Direxion Daily Technology Bull 3X Shares	—	—	—	—	53,783,598	—	53,783,598[1]	—
Direxion Daily Technology Bear 3X Shares	11,707,581	—	10,720,000	987,581	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—	—	2,056,237	—	2,056,237[1]	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	1,984,989	—	1,880,000	104,989	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	—	59,641,954	—	59,641,954[1]	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	36,551,746	—	35,330,000	1,221,746	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

DIREXION ANNUAL REPORT

Description: Swap Contract

Counterparty: BNP Paribas

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily S&P 500® Bull 3X Shares	$14,117,818	$—	$14,117,818[1]	$—	$—	$—	$—	$—
Direxion Daily S&P 500® Bear 3X Shares	14,283,223	—	11,106,885	3,176,338	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	9,803,049	—	9,803,049[1]	—	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	662,785	—	620,000	42,785	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	—	—	—	—	47,741,555	—	47,741,555[1]	—
Direxion Daily FTSE China Bear 3X Shares	2,990,101	—	—	2,990,101	—	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	—	—	—	—	402,487	—	402,487[1]	—
Direxion Daily Aerospace & Defense Bull 3X Shares	3,305,404	—	3,305,404[1]	—	—	—	—	—
Direxion Daily Financial Bull 3X Shares	10,084,987	—	10,084,987[1]	—	—	—	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	563,842	—	563,842[1]	—	—	—	—	—
Direxion Daily S&P Biotech Bull 3X Shares	—	—	—	—	2,593,769	—	2,593,769[1]	—
Direxion Daily Semiconductor Bull 3X Shares	—	—	—	—	91,730,636	—	91,730,636[1]	—
Direxion Daily Semiconductor Bear 3X Shares	53,944,558	—	48,280,000	5,664,558	—	—	—	—
Direxion Daily Technology Bull 3X Shares	—	—	—	—	1,451,497	—	1,451,497[1]	—
Direxion Daily Technology Bear 3X Shares	378,880	—	270,000	108,880	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—	—	660,723	—	660,723[1]	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	264,229	—	—	264,229	—	—	—	—

DIREXION ANNUAL REPORT

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily 20+ Year Treasury Bull 3X Shares	$—	$—	$—	$—	$27,507,982	$—	$27,507,982[1]	$—
Direxion Daily 20+ Year Treasury Bear 3X Shares	44,707,733	—	42,010,000	2,697,733	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: Barclays

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily S&P 500® Bull 3X Shares	$29,471,067	$—	$29,471,067[1]	$—	$—	$—	$—	$—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	23,586,877	—	23,586,877[1]	—
Direxion Daily Small Cap Bull 3X Shares	23,585,387	—	21,670,000	1,915,387	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—	11,471,112	—	11,471,112[1]	—
Direxion Daily FTSE China Bull 3X Shares	—	—	—	—	24,238,986	—	24,238,986[1]	—
Direxion Daily MSCI Mexico Bull 3X Shares	836,170	—	600,000	236,170	—	—	—	—
Direxion Daily Financial Bull 3X Shares	27,500,116	—	27,500,116[1]	—	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	2,504,487	—	2,504,487[1]	—	—	—	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	2,441,245	—	2,441,245[1]	—	—	—	—	—
Direxion Daily Industrials Bull 3X Shares	1,366,786	—	1,366,786[1]	—	—	—	—	—

DIREXION ANNUAL REPORT

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	$537,410	$—	$500,000	$37,410	$—	$—	$—	$—
Direxion Daily Regional Banks Bull 3X Shares	6,165,769	—	6,070,000	95,769	—	—	—	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	3,640,069	—	3,640,069[1]	—	—	—	—	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	11,993,507	—	11,460,000	533,507	—	—	—	—
Direxion Daily S&P Biotech Bull 3X Shares	—	—	—	—	29,118,850	—	29,118,850[1]	—
Direxion Daily S&P Biotech Bear 3X Shares	3,994,272	—	1,170,000	2,824,272	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	—	—	—	—	168,978,420	—	168,978,420[1]	—
Direxion Daily Semiconductor Bear 3X Shares	7,377,084	—	2,310,000	5,067,084	—	—	—	—
Direxion Daily Technology Bull 3X Shares	12,481,428	—	12,481,428[1]	—	—	—	—	—
Direxion Daily Technology Bear 3X Shares	1,960,910	—	300,000	1,660,910	—	—	—	—
Direxion Daily Utilities Bull 3X Shares	4,633	—	—	4,633	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—	—	96,909	—	96,909[1]	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	2,151,254	—	1,790,000	361,254	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

DIREXION ANNUAL REPORT

Description: Swap Contract

Counterparty: Citibank N.A.

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Mid Cap Bull 3X Shares	$—	$—	$—	$—	$146,127	$—	$146,127[1]	$—
Direxion Daily S&P 500® Bull 3X Shares	—	—	—	—	20,250,165	—	20,250,165[1]	—
Direxion Daily S&P 500® Bear 3X Shares	12,667,408	—	9,305,000	3,362,408	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	31,222,391	—	19,124,000	12,098,391	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	1,382,280	—	1,382,280[1]	—	—	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	—	—	—	—	1,187,780	—	1,187,780[1]	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	—	—	—	—	7,637,060	—	7,637,060[1]	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	7,641,378	—	7,589,646	51,732	—	—	—	—
Direxion Daily MSCI South Korea Bull 3X Shares	—	—	—	—	888,675	—	888,675[1]	—
Direxion Daily Aerospace & Defense Bull 3X Shares	18,555,294	—	18,555,294[1]	—	—	—	—	—
Direxion Daily Dow Jones Internet Bull 3X Shares	—	—	—	—	178,473	—	178,473[1]	—
Direxion Daily Dow Jones Internet Bear 3X Shares	1,477,039	—	1,252,000	225,039	—	—	—	—
Direxion Daily Financial Bull 3X Shares	17,533,698	—	15,819,001	1,714,697	—	—	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	903,348	—	903,348[1]	—	—	—	—	—
Direxion Daily Industrials Bull 3X Shares	179,531	—	—	179,531	—	—	—	—
DIREXION ANNUAL REPORT

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	$—	$—	$—	$—	$201,806	$—	$201,806[1]	$—
Direxion Daily Retail Bull 3X Shares	347,773	—	347,773[1]	—	—	—	—	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	—	—	—	—	233,162	—	233,162[1]	—
Direxion Daily S&P Biotech Bull 3X Shares	29,629,455	—	27,093,000	2,536,455	—	—	—	—
Direxion Daily S&P Biotech Bear 3X Shares	—	—	—	—	1,152,085	—	1,152,085[1]	—
Direxion Daily Semiconductor Bull 3X Shares	—	—	—	—	214,149,480	—	214,149,480[1]	—
Direxion Daily Semiconductor Bear 3X Shares	41,537,915	—	37,186,019	4,351,896	—	—	—	—
Direxion Daily Technology Bull 3X Shares	374,876	—	374,876[1]	—	—	—	—	—
Direxion Daily Technology Bear 3X Shares	8,413,647	—	7,615,539	798,108	—	—	—	—
Direxion Daily Transportation Bull 3X Shares	—	—	—	—	2,524,587	—	2,524,587[1]	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	—	24,014,883	—	24,014,883[1]	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	9,700,956	—	6,809,001	2,891,955	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

DIREXION ANNUAL REPORT

Description: Swap Contract

Counterparty: Goldman Sachs

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily S&P 500® Bull 3X Shares	$7,488,466	$—	$7,488,466[1]	$—	$—	$—	$—	$—
Direxion Daily S&P 500® Bear 3X Shares	23,007,730	—	10,370,000	12,637,730	—	—	—	—
Direxion Daily FTSE China Bear 3X Shares	1,762,028	—	—	1,762,028	—	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	51,891	—	—	51,891	—	—	—	—
Direxion Daily Financial Bull 3X Shares	41,996,606	—	41,996,606[1]	—	—	—	—	—
Direxion Daily Financial Bear 3X Shares	—	—	—	—	1,676,616	—	1,676,616[1]	—
Direxion Daily S&P Biotech Bull 3X Shares	43,826,662	—	43,826,662[1]	—	—	—	—	—
Direxion Daily S&P Biotech Bear 3X Shares	—	—	—	—	8,816,375	—	8,816,375[1]	—
Direxion Daily Semiconductor Bull 3X Shares	14,120,151	—	14,120,151[1]	—	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—	1,485,602	—	1,485,602[1]	—
Direxion Daily Technology Bull 3X Shares	—	—	—	—	35,161,297	—	35,161,297[1]	—
Direxion Daily Technology Bear 3X Shares	11,841,827	—	10,110,000	1,731,827	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	—	1,991,184	—	1,991,184[1]	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—	—	6,461,655	—	6,461,655[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

DIREXION ANNUAL REPORT

Description: Swap Contract

Counterparty: J.P. Morgan

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Mid Cap Bull 3X Shares	$1,855,131	$—	$1,855,131[1]	$—	$—	$—	$—	$—
Direxion Daily S&P 500® Bull 3X Shares	23,956,077	—	23,956,077[1]	—	—	—	—	—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	3,933,681	—	3,933,681[1]	—
Direxion Daily Small Cap Bull 3X Shares	—	—	—	—	7,863,248	—	7,863,248[1]	—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—	926,559	—	926,559[1]	—
Direxion Daily FTSE Europe Bull 3X Shares	705,399	—	705,399[1]	—	—	—	—	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	—	—	—	—	11,611,398	—	11,611,398[1]	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	6,272,431	—	6,049,116	223,315	—	—	—	—
Direxion Daily MSCI Mexico Bull 3X Shares	102,965	—	—	102,965	—	—	—	—
Direxion Daily MSCI South Korea Bull 3X Shares	—	—	—	—	548,253	—	548,253[1]	—
Direxion Daily Aerospace & Defense Bull 3X Shares	18,785,726	—	18,785,726[1]	—	—	—	—	—
Direxion Daily Consumer Discretionary Bull 3X Shares	—	—	—	—	402,137	—	402,137[1]	—
Direxion Daily Dow Jones Internet Bull 3X Shares	384,213	—	384,213[1]	—	—	—	—	—
Direxion Daily Financial Bull 3X Shares	32,375,100	—	32,375,100[1]	—	—	—	—	—
Direxion Daily Financial Bear 3X Shares	—	—	—	—	3,726,926	—	3,726,926[1]	—
Direxion Daily Healthcare Bull 3X Shares	3,074,266	—	3,074,266[1]	—	—	—	—	—

DIREXION ANNUAL REPORT

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Industrials Bull 3X Shares	$757,436	$—	$757,436[1]	$—	$—	$—	$—	$—
Direxion Daily Real Estate Bull 3X Shares	1,131,255	—	1,131,255[1]	—	—	—	—	—
Direxion Daily Real Estate Bear 3X Shares	—	—	—	—	1,479,066	—	1,479,066[1]	—
Direxion Daily Regional Banks Bull 3X Shares	2,253,265	—	2,162,041	91,224	—	—	—	—
Direxion Daily Retail Bull 3X Shares	2,264,612	—	1,750,000	514,612	—	—	—	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	—	—	—	224,591	—	224,591[1]	—
Direxion Daily S&P Biotech Bull 3X Shares	1,444,155	—	1,444,155[1]	—	—	—	—	—
Direxion Daily S&P Biotech Bear 3X Shares	8,889,722	—	6,809,928	2,079,794	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	46,788,719	—	46,788,719[1]	—	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—	18,107,850	—	18,107,850[1]	—
Direxion Daily Technology Bull 3X Shares	5,740,904	—	5,740,904[1]	—	—	—	—	—
Direxion Daily Technology Bear 3X Shares	409,600	—	—	409,600	—	—	—	—
Direxion Daily Utilities Bull 3X Shares	—	—	—	—	140,578	—	140,578[1]	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—	—	1,267,033	—	1,267,033[1]	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	1,915,134	—	1,849,000	66,134	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	—	25,179,820	—	25,179,820[1]	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	25,303,332	—	22,936,331	2,367,001	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

DIREXION ANNUAL REPORT

Description: Swap Contract

Counterparty: UBS Securities LLC

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Mid Cap Bull 3X Shares	$1,606,934	$—	$1,606,934[1]	$—	$—	$—	$—	$—
Direxion Daily S&P 500® Bull 3X Shares	12,510,889	—	12,510,889[1]	—	—	—	—	—
Direxion Daily S&P 500® Bear 3X Shares	25,094,939	—	21,780,000	3,314,939	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	23,326,310	—	23,326,310[1]	—	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—	12,245,805	—	12,245,805[1]	—
Direxion Daily FTSE China Bull 3X Shares	—	—	—	—	38,833,464	—	38,833,464[1]	—
Direxion Daily FTSE China Bear 3X Shares	7,784,629	—	—	7,784,629	—	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	—	—	—	—	332,143	—	332,143[1]	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	—	—	—	—	2,919,844	—	2,919,844[1]	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	278,960	—	—	278,960	—	—	—	—
Direxion Daily MSCI Mexico Bull 3X Shares	1,711,108	—	1,420,000	291,108	—	—	—	—
Direxion Daily Consumer Discretionary Bull 3X Shares	587,560	—	587,560[1]	—	—	—	—	—
Direxion Daily Dow Jones Internet Bull 3X Shares	—	—	—	—	4,649,078	—	4,649,078[1]	—
Direxion Daily Dow Jones Internet Bear 3X Shares	8,061,563	—	7,170,000	891,563	—	—	—	—
Direxion Daily Financial Bull 3X Shares	2,129,981	—	2,129,981[1]	—	—	—	—	—
Direxion Daily Financial Bear 3X Shares	—	—	—	—	397,242	—	397,242[1]	—
Direxion Daily Healthcare Bull 3X Shares	5,704,589	—	5,704,589[1]	—	—	—	—	—

DIREXION ANNUAL REPORT

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	$266,526	$—	$266,526[1]	$—	$—	$—	$—	$—
Direxion Daily Real Estate Bear 3X Shares	14,605,246	—	14,340,000	265,246	—	—	—	—
Direxion Daily Regional Banks Bull 3X Shares	12,704,590	—	12,550,000	154,590	—	—	—	—
Direxion Daily Retail Bull 3X Shares	1,420,713	—	1,420,713[1]	—	—	—	—	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	946,728	—	946,728[1]	—	—	—	—	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	1,666,861	—	1,220,000	446,861	—	—	—	—
Direxion Daily S&P Biotech Bull 3X Shares	7,058,616	—	7,058,616[1]	—	—	—	—	—
Direxion Daily S&P Biotech Bear 3X Shares	3,249,952	—	—	3,249,952	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	—	—	—	—	138,967,957	—	138,967,957[1]	—
Direxion Daily Semiconductor Bear 3X Shares	26,354,843	—	20,160,000	6,194,843	—	—	—	—
Direxion Daily Technology Bull 3X Shares	—	—	—	—	43,775,776	—	43,775,776[1]	—
Direxion Daily Technology Bear 3X Shares	7,310,263	—	7,310,263[1]	—	—	—	—	—
Direxion Daily Transportation Bull 3X Shares	755,230	—	755,230[1]	—	—	—	—	—
Direxion Daily Utilities Bull 3X Shares	1,301,525	—	1,301,525[1]	—	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	—	37,845,236	—	37,845,236[1]	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	39,027,515	—	36,610,000	2,417,515	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

DIREXION ANNUAL REPORT

c) Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against, changes in the values of commodities, equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

d) Risks of Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the fair value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible non-performance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions. The Funds were not invested in any type of options during the period ended October 31, 2022.

e) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds' returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws, accounting and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

f) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for U.S. Federal income tax purposes, with the net sales proceeds.

g) Securities Lending – The Funds may lend its investment securities to approved brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of October 31, 2022, all securities on loan were collateralized by cash and/or U.S. government obligations. The cash received as collateral for securities on loan was invested in money market funds, whose maturities are overnight and continuous, and is disclosed in the Schedules of Investments. The securities on loan in each Fund are also disclosed in the Schedule of Investments. The total value of securities loaned and the value of the invested cash collateral are disclosed in the Statements of Assets and Liabilities. Non-cash collateral consists of U.S. Treasury securities and is not disclosed on the Statements of Assets and Liabilities as its held by the lending agent on behalf of the Funds, and the Funds do not have the ability to sell, reinvest or pledge those securities. Income earned by the Funds from securities lending is disclosed in the Statements of Operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds are contractually indemnified with the securities

DIREXION ANNUAL REPORT

lending agent. Furthermore, the Funds require the value of the securities loaned to be computed daily at the close of the market and additional collateral be furnished if required.

As of October 31, 2022, the market value of the securities loaned and the payable on collateral received for securities lending were as follows:

Funds	Market Value of Securities Loaned	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Direxion Daily Small Cap Bull 3X Shares	$191,556,238	$195,572,197	$—	$195,572,197
Direxion Daily FTSE Europe Bull 3X Shares	3,853,807	3,934,708	—	3,934,708
Direxion Daily Aerospace & Defense Bull 3X Shares	345,683	366,616	—	366,616
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	51,141	52,307	—	52,307
Direxion Daily Retail Bull 3X Shares	426,126	411,412	25,270	436,682
Direxion Daily S&P Biotech Bull 3X Shares	3,436,058	3,481,470	183,811	3,665,281
Direxion Daily Semiconductor Bull 3X Shares	14,018,774	14,375,196	—	14,375,196
Direxion Daily 7-10 Year Treasury Bull 3X Shares	1,119,112	1	1,142,174	1,142,175

h) Federal Income Taxes – Each Fund intends to make the requisite distributions of income and capital gains to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company. Therefore, no provision for U.S. Federal income tax has been made by the Funds.

The Funds may be subject to a nondeductible 4% U.S. excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. Certain Funds paid this excise tax during the period ended October 31, 2022, which is disclosed on the Statements of Operations.

i) Income and Expenses – Interest income, including amortization of premiums and discounts, is recognized on an accrual basis. Distributions are recorded on the ex-dividend date. Certain Funds paid this excise tax during the period ended October 31, 2022.

The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust's series in proportion to their respective average daily net assets.

j) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

k) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Funds' maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

l) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  INCOME TAX AND DISTRIBUTION INFORMATION

The tax character of distributions paid during the periods ended October 31, 2022 and October 31, 2021, are listed below.

The tax character of distributions to shareholders made during the periods may differ from their ultimate characterization for U.S. Federal income tax purposes.

DIREXION ANNUAL REPORT

	Year Ended October 31, 2022			Year Ended October 31, 2021
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily Mid Cap Bull 3X Shares	$—	$—	$—	$21,998	$—	$—
Direxion Daily S&P 500® Bull 3X Shares	5,786,419	—	—	3,773,589	—	—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	1,367,545	—	—	244,821	—	—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	1,246,902	—	—	2,107,263	—	—
Direxion Daily FTSE China Bear 3X Shares	—	—	—	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	316,935	—	—	180,543	—	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	—	—	—	206,560	—	107,122
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	—	—	—	—	—
Direxion Daily MSCI Mexico Bull 3X Shares	148,179	—	—	64,079	—	—
Direxion Daily MSCI South Korea Bull 3X Shares	227,711	—	87,142	4,680	—	—
Direxion Daily Aerospace & Defense Bull 3X Shares	5,900,582	—	—	229,995	—	—
Direxion Daily Consumer Discretionary Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Dow Jones Internet Bull 3X Shares	7,017,671	—	—	—	—	—
Direxion Daily Dow Jones Internet Bear 3X Shares	26,648	—	—	—	—	—
Direxion Daily Financial Bull 3X Shares	19,073,316	—	—	15,325,240	—	—
Direxion Daily Financial Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	597,569	—	—	11,571	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Industrials Bull 3X Shares	94,102	—	—	108,281	—	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	36,713	—	—	—	—	—
Direxion Daily Real Estate Bull 3X Shares	6,886,474	—	—	1,224,013	—	—
Direxion Daily Real Estate Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Regional Banks Bull 3X Shares	2,874,970	—	—	2,850,169	—	—
Direxion Daily Retail Bull 3X Shares	473,179	—	—	14,673	—	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	—	—	—	82,925	—	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	—	—	—	—	—

DIREXION ANNUAL REPORT

	Year Ended October 31, 2022			Year Ended October 31, 2021
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily S&P Biotech Bull 3X Shares	$—	$—	$—	$—	$—	$—
Direxion Daily S&P Biotech Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	18,952,312	—	—	2,155,338	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Technology Bull 3X Shares	11,889,234	—	—	10,258,380	—	—
Direxion Daily Technology Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Transportation Bull 3X Shares	—	—	—	19,756	—	—
Direxion Daily Utilities Bull 3X Shares	363,008	—	—	257,434	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—	1,553,448	—	167,130
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	2,244,754	—	—	5,652,475	—	42,707
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—	—	—	—

At October 31, 2022, the components of accumulated earnings/losses of the Funds on a tax basis were as follows:

Funds	Net Unrealized Appreciation/ (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Daily Mid Cap Bull 3X Shares	$(15,809,870)	$35,769	$—	$—	$(15,774,101)
Direxion Daily S&P 500® Bull 3X Shares	(982,789,056)	809,840	—	(6,400)	(981,985,616)
Direxion Daily S&P 500® Bear 3X Shares	(130,026,007)	—	—	(2,473,631,335)	(2,603,657,342)
Direxion Daily Small Cap Bull 3X Shares	(607,584,814)	1,663,421	—	(352,881,779)	(958,803,172)
Direxion Daily Small Cap Bear 3X Shares	(265,017,174)	—	—	(3,452,525,248)	(3,717,542,422)
Direxion Daily FTSE China Bull 3X Shares	(684,243,393)	450,862	—	(330,658,278)	(1,014,450,809)
Direxion Daily FTSE China Bear 3X Shares	30,032,672	—	—	(15,031,551)	15,001,121
Direxion Daily FTSE Europe Bull 3X Shares	(12,301,218)	63,887	—	(19,106,818)	(31,344,149)
Direxion Daily MSCI Emerging Markets Bull 3X Shares	(99,944,773)	—	—	(186,212,321)	(286,157,094)
Direxion Daily MSCI Emerging Markets Bear 3X Shares	7,345,241	—	—	(318,941,112)	(311,595,871)
Direxion Daily MSCI Mexico Bull 3X Shares	1,216,768	10,006	—	—	1,226,774
Direxion Daily MSCI South Korea Bull 3X Shares	(23,639,927)	—	—	(19,991,866)	(43,631,793)

DIREXION ANNUAL REPORT

Funds	Net Unrealized Appreciation/ (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Daily Aerospace & Defense Bull 3X Shares	$9,970,993	$1,383	$—	$(5,096,355)	$4,876,021
Direxion Daily Consumer Discretionary Bull 3X Shares	(15,990,608)	—	—	(16,153,594)	(32,144,202)
Direxion Daily Dow Jones Internet Bull 3X Shares	(155,451,604)	—	—	(101,344,945)	(256,796,549)
Direxion Daily Dow Jones Internet Bear 3X Shares	(3,195,016)	100,487	—	—	(3,094,529)
Direxion Daily Financial Bull 3X Shares	(94,887,824)	7,929,725	—	(361,864,963)	(448,823,062)
Direxion Daily Financial Bear 3X Shares	(38,095,971)	—	—	(3,094,286,337)	(3,132,382,308)
Direxion Daily Healthcare Bull 3X Shares	(20,413,818)	162,440	—	—	(20,251,378)
Direxion Daily Homebuilders & Supplies Bull 3X Shares	(119,378,359)	—	—	—	(119,378,359)
Direxion Daily Industrials Bull 3X Shares	(4,225,948)	10,959	—	—	(4,214,989)
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	(3,871,470)	21,428	—	(5,261,408)	(9,111,450)
Direxion Daily Real Estate Bull 3X Shares	(27,290,729)	—	—	—	(27,290,729)
Direxion Daily Real Estate Bear 3X Shares	(12,101,576)	337,583	—	(94,309,403)	(106,073,396)
Direxion Daily Regional Banks Bull 3X Shares	(68,093,790)	127,822	—	—	(67,965,968)
Direxion Daily Retail Bull 3X Shares	(55,402,957)	109,847	—	(40,780,542)	(96,073,652)
Direxion Daily S&P 500® High Beta Bull 3X Shares	(45,123,142)	—	—	—	(45,123,142)
Direxion Daily S&P 500® High Beta Bear 3X Shares	(199,033)	—	—	(106,043,243)	(106,242,276)
Direxion Daily S&P Biotech Bull 3X Shares	(717,227,736)	—	—	(780,772,761)	(1,498,000,497)
Direxion Daily S&P Biotech Bear 3X Shares	(99,244,371)	132,796	—	(245,562,623)	(344,674,198)
Direxion Daily Semiconductor Bull 3X Shares	(5,687,559,552)	5,147,262	—	(239,601,866)	(5,922,014,156)
Direxion Daily Semiconductor Bear 3X Shares	67,452,062	496,283	—	(455,959,326)	(388,010,981)
Direxion Daily Technology Bull 3X Shares	(1,261,661,520)	—	—	—	(1,261,661,520)
Direxion Daily Technology Bear 3X Shares	(361,187)	—	—	(262,386,135)	(262,747,322)
Direxion Daily Transportation Bull 3X Shares	(6,811,940)	—	—	(470,064)	(7,282,004)
Direxion Daily Utilities Bull 3X Shares	(1,691,982)	—	—	—	(1,691,982)
Direxion Daily 7-10 Year Treasury Bull 3X Shares	(10,952,005)	33,455	—	(3,959,407)	(14,877,957)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	4,956,400	—	—	(47,351,121)	(42,394,721)
Direxion Daily 20+ Year Treasury Bull 3X Shares	(492,076,892)	1,083,546	—	(63,660,000)	(554,653,346)
Direxion Daily 20+ Year Treasury Bear 3X Shares	127,636,244	—	—	(688,410,775)	(560,774,531)

1  Other Accumulated Earnings (Losses) consist of capital loss carryover, qualified late year losses and organizational costs.

DIREXION ANNUAL REPORT

At October 31, 2022, the aggregate gross unrealized appreciation and depreciation of investments for U.S Federal income tax purposes were as follows:

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Daily Mid Cap Bull 3X Shares	$67,301,797	$5,196,767	$(21,006,637)	$(15,809,870)
Direxion Daily S&P 500® Bull 3X Shares	3,683,781,007	185,494,220	(1,168,283,276)	(982,789,056)
Direxion Daily S&P 500® Bear 3X Shares	1,238,201,599	105,188,300	(235,214,307)	(130,026,007)
Direxion Daily Small Cap Bull 3X Shares	2,124,696,921	142,764,529	(750,349,343)	(607,584,814)
Direxion Daily Small Cap Bear 3X Shares	809,085,462	2,045,065	(267,062,239)	(265,017,174)
Direxion Daily FTSE China Bull 3X Shares	943,753,610	—	(684,243,393)	(684,243,393)
Direxion Daily FTSE China Bear 3X Shares	204,582,107	54,113,427	(24,080,755)	30,032,672
Direxion Daily FTSE Europe Bull 3X Shares	34,349,681	849,877	(13,151,095)	(12,301,218)
Direxion Daily MSCI Emerging Markets Bull 3X Shares	149,354,986	—	(99,944,773)	(99,944,773)
Direxion Daily MSCI Emerging Markets Bear 3X Shares	63,711,580	14,192,769	(6,847,528)	7,345,241
Direxion Daily MSCI Mexico Bull 3X Shares	12,443,118	2,823,848	(1,607,080)	1,216,768
Direxion Daily MSCI South Korea Bull 3X Shares	43,726,196	224,061	(23,863,988)	(23,639,927)
Direxion Daily Aerospace & Defense Bull 3X Shares	227,047,419	52,486,778	(42,515,785)	9,970,993
Direxion Daily Consumer Discretionary Bull 3X Shares	41,445,190	1,282,017	(17,272,625)	(15,990,608)
Direxion Daily Dow Jones Internet Bull 3X Shares	258,576,401	2,859,685	(158,311,289)	(155,451,604)
Direxion Daily Dow Jones Internet Bear 3X Shares	78,489,951	19,825,051	(23,020,067)	(3,195,016)
Direxion Daily Financial Bull 3X Shares	2,143,582,848	238,267,084	(333,154,908)	(94,887,824)
Direxion Daily Financial Bear 3X Shares	222,963,809	—	(38,095,971)	(38,095,971)
Direxion Daily Healthcare Bull 3X Shares	232,929,650	28,466,727	(48,880,545)	(20,413,818)
Direxion Daily Homebuilders & Supplies Bull 3X Shares	260,615,030	9,403,932	(128,782,291)	(119,378,359)
Direxion Daily Industrials Bull 3X Shares	25,296,893	2,646,718	(6,872,666)	(4,225,948)
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	15,830,189	1,368,314	(5,239,784)	(3,871,470)
Direxion Daily Real Estate Bull 3X Shares	78,230,511	4,550,519	(31,841,248)	(27,290,729)
Direxion Daily Real Estate Bear 3X Shares	225,766,828	14,605,246	(26,706,822)	(12,101,576)
Direxion Daily Regional Banks Bull 3X Shares	301,991,253	29,862,556	(97,956,346)	(68,093,790)
Direxion Daily Retail Bull 3X Shares	105,292,126	6,399,486	(61,802,443)	(55,402,957)
Direxion Daily S&P 500® High Beta Bull 3X Shares	120,491,828	7,851,485	(52,974,627)	(45,123,142)
Direxion Daily S&P 500® High Beta Bear 3X Shares	79,240,386	13,660,368	(13,859,401)	(199,033)
Direxion Daily S&P Biotech Bull 3X Shares	2,028,917,220	184,315,661	(901,543,397)	(717,227,736)
Direxion Daily S&P Biotech Bear 3X Shares	300,957,593	16,133,946	(115,378,317)	(99,244,371)
Direxion Daily Semiconductor Bull 3X Shares	9,598,402,969	100,207,518	(5,787,767,070)	(5,687,559,552)
Direxion Daily Semiconductor Bear 3X Shares	632,955,526	167,269,759	(99,817,697)	67,452,062
Direxion Daily Technology Bull 3X Shares	2,698,589,974	93,499,715	(1,355,161,235)	(1,261,661,520)
Direxion Daily Technology Bear 3X Shares	189,901,140	42,022,708	(42,383,895)	(361,187)
Direxion Daily Transportation Bull 3X Shares	30,849,977	1,017,542	(7,829,482)	(6,811,940)
Direxion Daily Utilities Bull 3X Shares	24,219,283	1,858,184	(3,550,166)	(1,691,982)
Direxion Daily 7-10 Year Treasury Bull 3X Shares	35,311,475	43,029	(10,995,034)	(10,952,005)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	56,586,528	6,315,606	(1,359,206)	4,956,400
Direxion Daily 20+ Year Treasury Bull 3X Shares	931,289,812	1,125,665	(493,202,557)	(492,076,892)
Direxion Daily 20+ Year Treasury Bear 3X Shares	699,331,382	155,291,282	(27,655,038)	127,636,244

The difference between the book cost of investments and the tax cost of investments is primarily attributable to tax deferral of losses on wash sales.

On the Statements of Assets and Liabilities, the following adjustments were made for permanent tax differences between accounting for total distributable earnings and capital stock under GAAP and tax reporting:

Funds	Total Distributable Earnings (Loss)	Capital Stock
Direxion Daily Mid Cap Bull 3X Shares	$(5,989,659)	$5,989,659
Direxion Daily S&P 500® Bull 3X Shares	(339,547,243)	339,547,243
Direxion Daily S&P 500® Bear 3X Shares	2,141,628	(2,141,628)
Direxion Daily Small Cap Bull 3X Shares	88,132,463	(88,132,463)
Direxion Daily Small Cap Bear 3X Shares	2,681,917	(2,681,917)
Direxion Daily FTSE China Bull 3X Shares	102,812,312	(102,812,312)

DIREXION ANNUAL REPORT

Funds	Total Distributable Earnings (Loss)	Capital Stock
Direxion Daily FTSE China Bear 3X Shares	$222,115	$(222,115)
Direxion Daily FTSE Europe Bull 3X Shares	979,158	(979,158)
Direxion Daily MSCI Emerging Markets Bull 3X Shares	5,973,471	(5,973,471)
Direxion Daily MSCI Emerging Markets Bear 3X Shares	204,132	(204,132)
Direxion Daily MSCI Mexico Bull 3X Shares	(2,903,258)	2,903,258
Direxion Daily MSCI South Korea Bull 3X Shares	3,387,533	(3,387,533)
Direxion Daily Aerospace & Defense Bull 3X Shares	(7,441,385)	7,441,385
Direxion Daily Consumer Discretionary Bull 3X Shares	387,201	(387,201)
Direxion Daily Dow Jones Internet Bull 3X Shares	19,576,077	(19,576,077)
Direxion Daily Dow Jones Internet Bear 3X Shares	(8,684,466)	8,684,466
Direxion Daily Financial Bull 3X Shares	(132,724,877)	132,724,877
Direxion Daily Financial Bear 3X Shares	935,005	(935,005)
Direxion Daily Healthcare Bull 3X Shares	(54,041,733)	54,041,733
Direxion Daily Homebuilders & Supplies Bull 3X Shares	(40,241,875)	40,241,875
Direxion Daily Industrials Bull 3X Shares	(2,740,027)	2,740,027
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	(294,087)	294,087
Direxion Daily Real Estate Bull 3X Shares	(20,097,827)	20,097,827
Direxion Daily Real Estate Bear 3X Shares	—	—
Direxion Daily Regional Banks Bull 3X Shares	(34,386,053)	34,386,053
Direxion Daily Retail Bull 3X Shares	11,994,835	(11,994,835)
Direxion Daily S&P 500® High Beta Bull 3X Shares	(13,443,712)	13,443,712
Direxion Daily S&P 500® High Beta Bear 3X Shares	118,205	(118,205)
Direxion Daily S&P Biotech Bull 3X Shares	101,707,703	(101,707,703)
Direxion Daily S&P Biotech Bear 3X Shares	—	—
Direxion Daily Semiconductor Bull 3X Shares	334,727,718	(334,727,718)
Direxion Daily Semiconductor Bear 3X Shares	—	—
Direxion Daily Technology Bull 3X Shares	(264,435,622)	264,435,622
Direxion Daily Technology Bear 3X Shares	116,600	(116,600)
Direxion Daily Transportation Bull 3X Shares	(1,610,194)	1,610,194
Direxion Daily Utilities Bull 3X Shares	(8,225,572)	8,225,572
Direxion Daily 7-10 Year Treasury Bull 3X Shares	(123,485)	123,485
Direxion Daily 7-10 Year Treasury Bear 3X Shares	116,773	(116,773)
Direxion Daily 20+ Year Treasury Bull 3X Shares	10,213,927	(10,213,927)
Direxion Daily 20+ Year Treasury Bear 3X Shares	1,507,827	(1,507,827)

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2022, the permanent differences primarily relate to tax treatment of redemptions in-kind, net operating losses and the utilization of earnings and profits distributed to shareholders on redemption of shares.

In order to meet certain U.S. excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, October 31, 2022.

At October 31, 2022, the Funds deferred, on a tax basis, qualified late year losses of:

Ordinary Late Year Loss Deferral
Direxion Daily Consumer Discretionary Bull 3X Shares	$58,267
Direxion Daily Dow Jones Internet Bull 3X Shares	294,260
Direxion Daily S&P Biotech Bull 3X Shares	3,439,848

DIREXION ANNUAL REPORT

Under current law, the Funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years and their character is retained as either short-term and/or long-term.

At October 31, 2022, for U.S. Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains through the year indicated:

Funds	Utilized in Current Year	Unlimited ST	Unlimited LT
Direxion Daily Mid Cap Bull 3X Shares	$—	$—	$—
Direxion Daily S&P 500® Bull 3X Shares	—	—	—
Direxion Daily S&P 500® Bear 3X Shares	—	2,470,297,255	3,329,426
Direxion Daily Small Cap Bull 3X Shares	—	352,879,795	—
Direxion Daily Small Cap Bear 3X Shares	—	3,452,523,190	—
Direxion Daily FTSE China Bull 3X Shares	—	325,605,746	5,052,532
Direxion Daily FTSE China Bear 3X Shares	(81,197,814)	15,031,551	—
Direxion Daily FTSE Europe Bull 3X Shares	—	19,106,818	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	—	125,175,993	61,036,328
Direxion Daily MSCI Emerging Markets Bear 3X Shares	(15,109,098)	318,941,112	—
Direxion Daily MSCI Mexico Bull 3X Shares	—	—	—
Direxion Daily MSCI South Korea Bull 3X Shares	—	19,991,866	—
Direxion Daily Aerospace & Defense Bull 3X Shares	—	338,823	4,757,532
Direxion Daily Consumer Discretionary Bull 3X Shares	—	14,952,956	1,142,371
Direxion Daily Dow Jones Internet Bull 3X Shares	—	101,050,685	—
Direxion Daily Dow Jones Internet Bear 3X Shares	(6,603,182)	—	—
Direxion Daily Financial Bull 3X Shares	—	332,947,655	28,914,473
Direxion Daily Financial Bear 3X Shares	—	3,094,283,146	—
Direxion Daily Healthcare Bull 3X Shares	—	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	—	—
Direxion Daily Industrials Bull 3X Shares	—	—	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	—	5,008,593	252,815
Direxion Daily Real Estate Bull 3X Shares	—	—	—
Direxion Daily Real Estate Bear 3X Shares	(25,333,762)	94,309,403	—
Direxion Daily Regional Banks Bull 3X Shares	—	—	—
Direxion Daily Retail Bull 3X Shares	—	35,636,417	5,144,125
Direxion Daily S&P 500® High Beta Bull 3X Shares	—	—	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	106,043,243	—
Direxion Daily S&P Biotech Bull 3X Shares	—	716,192,022	61,140,891
Direxion Daily S&P Biotech Bear 3X Shares	(43,877,769)	245,562,623	—
Direxion Daily Semiconductor Bull 3X Shares	—	236,225,383	3,376,483
Direxion Daily Semiconductor Bear 3X Shares	(301,474,455)	455,959,326	—
Direxion Daily Technology Bull 3X Shares	—	—	—
Direxion Daily Technology Bear 3X Shares	—	262,385,958	—
Direxion Daily Transportation Bull 3X Shares	—	470,064	—
Direxion Daily Utilities Bull 3X Shares	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	3,267,148	692,259
Direxion Daily 7-10 Year Treasury Bear 3X Shares	(13,715,213)	47,351,121	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	60,511,910	3,148,090
Direxion Daily 20+ Year Treasury Bear 3X Shares	(280,830,679)	688,410,775	—

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Funds' financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During this period, the Funds did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of October 31, 2022, open U.S. Federal and state income tax years include the tax years ended October 31, 2019 through October 31, 2022. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

DIREXION ANNUAL REPORT

4.  CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES

Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called "Creation Units." A Creation Unit consists of 50,000 shares. Creation Units of the Bull Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Creation Units of the Bear Funds are issued and redeemed for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund include both cash and in-kind transactions and are disclosed in detail in the Statements of Changes in Net Assets.

Transaction fees are imposed to cover the costs associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total transaction fee. A fixed transaction fee is paid to the transfer agent and is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each Creation Unit purchased or redeemed is applicable to each creation or redemption transaction and is paid to the Fund. Not all Funds will have a transaction fee associated with capital share activity for the year. Transaction fees received by each Fund are presented in the Capital Share Transaction section of the Statements of Changes in Net Assets.

5.  INVESTMENT TRANSACTIONS

The table below presents each Fund's investment transactions during the period ended October 31, 2022 represent the aggregate purchases of investments excluding the cost of in-kind purchases, short-term investment purchases, swaps and futures contracts. Sales represent the aggregate sales of investments excluding proceeds from in-kind sales, short-term investments, swap and future contracts.

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Daily Mid Cap Bull 3X Shares	$23,728,174	$42,363,249	$10,489,941	$15,160,702
Direxion Daily S&P 500® Bull 3X Shares	2,299,150,091	5,888,800,421	4,118,950,135	658,259,602
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	1,036,493,900	1,763,824,925	2,012,168,494	1,177,827,705
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	265,124,500	803,227,542	950,757,592	363,317,607
Direxion Daily FTSE China Bear 3X Shares	—	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	—	5,953,027	17,249,740	21,926,161
Direxion Daily MSCI Emerging Markets Bull 3X Shares	56,516,075	124,451,272	53,978,393	66,817,741
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	—	—	—
Direxion Daily MSCI Mexico Bull 3X Shares	12,954,435	1,105,250	—	7,476,048
Direxion Daily MSCI South Korea Bull 3X Shares	3,836,052	14,562,776	37,837,735	33,739,677
Direxion Daily Aerospace & Defense Bull 3X Shares	114,970,612	153,886,654	112,372,132	148,112,854
Direxion Daily Consumer Discretionary Bull 3X Shares	39,239,693	45,711,133	23,897,797	10,976,134
Direxion Daily Dow Jones Internet Bull 3X Shares	50,816,862	286,124,451	401,663,354	93,082,232
Direxion Daily Dow Jones Internet Bear 3X Shares	—	—	—	—
Direxion Daily Financial Bull 3X Shares	1,917,583,761	3,196,142,331	1,352,760,597	785,421,142
Direxion Daily Financial Bear 3X Shares	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	22,972,933	34,021,794	94,478,493	130,058,735
Direxion Daily Homebuilders & Supplies Bull 3X Shares	143,088,527	207,249,890	157,316,350	190,616,277
Direxion Daily Industrials Bull 3X Shares	11,101,797	3,964,042	2,046,653	34,259,056
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	22,319,262	21,450,587	25,333,818	38,332,026
Direxion Daily Real Estate Bull 3X Shares	49,449,442	76,584,207	30,939,086	62,851,507
Direxion Daily Real Estate Bear 3X Shares	—	—	—	—
Direxion Daily Regional Banks Bull 3X Shares	372,463,317	276,987,120	238,563,588	266,557,528
Direxion Daily Retail Bull 3X Shares	47,002,083	145,455,736	129,748,224	61,582,131
Direxion Daily S&P 500® High Beta Bull 3X Shares	81,024,200	115,064,908	127,401,346	99,515,883
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	—	—	—
DIREXION ANNUAL REPORT

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Daily S&P Biotech Bull 3X Shares	$881,118,867	$1,748,861,284	$2,626,152,436	$1,279,867,088
Direxion Daily S&P Biotech Bear 3X Shares	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	7,804,387,703	12,500,345,578	12,976,023,916	6,496,327,675
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—
Direxion Daily Technology Bull 3X Shares	1,427,086,311	2,492,910,397	1,027,203,150	367,350,629
Direxion Daily Technology Bear 3X Shares	—	—	—	—
Direxion Daily Transportation Bull 3X Shares	11,860,484	11,088,494	11,005,083	32,629,907
Direxion Daily Utilities Bull 3X Shares	21,838,791	9,447,143	21,077,168	38,913,929
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	6,364,704	14,239,331	2,127,476
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	17,777,850	275,568,440	455,041,437	57,778,817
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—	—

There were no purchases or sales of long-term U.S. Government securities in the Funds during the period ended October 31, 2022.

6.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund's assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays the Adviser 0.75% at an annual rate based on its average daily net assets.

The Adviser has agreed to waive a portion of its fees based upon the specific breakpoints listed in the table below based on each Fund's daily net assets. For the period ended October 31, 2022, the Adviser waived its fee in certain Funds.

Net Asset Range	Advisory Fee Limit
$0 – $1,500,000,000	0.75%
$1,500,000,000 – $2,000,000,000	0.70%
$2,000,000,000 – $2,500,000,000	0.65%
$2,500,000,000 – $3,000,000,000	0.60%
$3,000,000,000 – $3,500,000,000	0.55%
$3,500,000,000 – $4,000,000,000	0.50%
$4,000,000,000 – $4,500,000,000	0.45%
Greater than $4,500,000,000	0.40%

Additionally, the Trust has entered into a Management Services Agreement with the Adviser. Under the Management Services Agreement, the Trust pays the Adviser management service fees of 0.026% on the first $10,000,000,000 of the Trust's daily net assets and 0.024% on assets in excess of $10,000,000,000. This fee compensates the Adviser for performing certain management, administration and compliance functions related to the Trust. This fee is allocated to each Fund based on each Fund's respective average daily net assets.

Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to waive its fees and/or reimburse each Fund's operating expenses to the extent that they exceed 0.95% of each Fund's respective average daily net assets at least until September 1, 2024. Any expense waiver is subject to recoupment by the Adviser, as applicable, within the following three years if overall expenses fall below these percentage limitations.

The table below presents amounts that the Adviser recouped, reimbursed and the amounts available for potential recoupment by the Adviser.

			Potential Recoupment Amounts Expiring:			Total Potential
	Expenses Recouped	Expenses Reimbursed	October 31, 2023	October 31, 2024	October 31, 2025	Recoupment Amount
Direxion Daily Mid Cap Bull 3X Shares	$2,977	$8,604	$27,314	$1,507	$8,604	$37,425

DIREXION ANNUAL REPORT

			Potential Recoupment Amounts Expiring:			Total Potential
	Expenses Recouped	Expenses Reimbursed	October 31, 2023	October 31, 2024	October 31, 2025	Recoupment Amount
Direxion Daily S&P 500® Bull 3X Shares	$13,055	$13,055	$—	$—	$—	$—
Direxion Daily S&P 500® Bear 3X Shares	103,161	10,643	99,942	1,315	10,643	111,900
Direxion Daily Small Cap Bull 3X Shares	17,632	17,406	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	3,683	—	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	58,394	49,431	66,062	379	49,431	115,872
Direxion Daily FTSE China Bear 3X Shares	1,312	5,923	34,795	11,460	5,923	52,178
Direxion Daily FTSE Europe Bull 3X Shares	4,734	6,174	1,774	1,054	6,174	9,002
Direxion Daily MSCI Emerging Markets Bull 3X Shares	5,484	17,713	40,267	939	17,713	58,919
Direxion Daily MSCI Emerging Markets Bear 3X Shares	185	50,097	54,120	58,889	50,097	163,106
Direxion Daily MSCI Mexico Bull 3X Shares	—	14,262	22,485	6,726	14,262	43,473
Direxion Daily MSCI South Korea Bull 3X Shares	—	15,648	31,386	4,769	15,648	51,803
Direxion Daily Aerospace & Defense Bull 3X Shares	5,317	2,545	—	—	—	—
Direxion Daily Consumer Discretionary Bull 3X Shares	11,647	24,164	43,606	18,769	24,164	86,539
Direxion Daily Dow Jones Internet Bull 3X Shares	13,316	31,317	11,557	4,118	31,317	46,992
Direxion Daily Dow Jones Internet Bear 3X Shares	1,725	18,987	33,681	27,407	18,987	80,075
Direxion Daily Financial Bull 3X Shares	38,893	38,893	—	—	—	—
Direxion Daily Financial Bear 3X Shares	44,901	3,187	19,103	4,546	3,187	26,836
Direxion Daily Healthcare Bull 3X Shares	41,060	1,081	6,955	384	1,081	8,420
Direxion Daily Homebuilders & Supplies Bull 3X Shares	3,805	3,805	—	—	—	—
Direxion Daily Industrials Bull 3X Shares	4,165	17,849	43,942	5,072	17,849	66,863
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	330	23,937	45,404	21,940	23,937	91,281
Direxion Daily Real Estate Bull 3X Shares	34,235	26,610	40,574	2,655	26,610	69,839
Direxion Daily Real Estate Bear 3X Shares	36,419	51,746	62,433	48,415	51,746	162,594
Direxion Daily Regional Banks Bull 3X Shares	1,603	—	—	—	—	—
Direxion Daily Retail Bull 3X Shares	30,339	6,204	—	—	1,835	1,835
Direxion Daily S&P 500® High Beta Bull 3X Shares	5,972	8,279	30,656	8,528	8,279	47,463
Direxion Daily S&P 500® High Beta Bear 3X Shares	824	14,090	34,799	19,907	14,090	68,796
Direxion Daily S&P Biotech Bull 3X Shares	74,013	72,629	—	—	—	—
Direxion Daily S&P Biotech Bear 3X Shares	2,783	12,487	39,815	2,825	12,487	55,127
Direxion Daily Semiconductor Bull 3X Shares	180	180	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	17,740	72	—	—	—	—
Direxion Daily Technology Bull 3X Shares	95,167	95,167	—	—	—	—
Direxion Daily Technology Bear 3X Shares	13,791	—	37,209	2,677	—	39,886
Direxion Daily Transportation Bull 3X Shares	1,709	12,108	34,483	3,328	12,108	49,919
Direxion Daily Utilities Bull 3X Shares	1,345	21,711	38,650	17,028	21,711	77,389
Direxion Daily 7-10 Year Treasury Bull 3X Shares	9,347	21,306	33,178	21,335	21,306	75,819

DIREXION ANNUAL REPORT

			Potential Recoupment Amounts Expiring:			Total Potential
	Expenses Recouped	Expenses Reimbursed	October 31, 2023	October 31, 2024	October 31, 2025	Recoupment Amount
Direxion Daily 7-10 Year Treasury Bear 3X Shares	$12,243	$3,162	$38,575	$26,014	$3,162	$67,751
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	377	—	—	—	—	—

The net amounts receivable (payable) arising from the Investment Advisory Agreement, Management Services Agreement and waiver of any expenses as of October 31, 2022 is presented on the Statement of Assets and Liabilities as Due from (to) Adviser, net.

The Board has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to charge an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees were charged by any Fund.

7.  FAIR VALUE MEASUREMENTS

The Funds follow authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes of valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' net assets as of October 31, 2022:

	Asset Class				Liability Class
	Level 1			Level 2	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Daily Mid Cap Bull 3X Shares	$28,414,815	$—	$19,189,202	$4,034,037	$(146,127)
Direxion Daily S&P 500® Bull 3X Shares	—	1,901,484,950	735,033,652	87,544,317	(23,070,967)
Direxion Daily S&P 500® Bear 3X Shares	—	—	1,030,507,850	105,188,300	(27,520,558)
Direxion Daily Small Cap Bull 3X Shares	776,961,157	—	625,062,432	122,951,767	(7,863,248)
Direxion Daily Small Cap Bear 3X Shares	—	—	574,391,678	2,045,065	(32,368,456)
Direxion Daily FTSE China Bull 3X Shares	148,475,311	—	263,083,444	—	(152,048,536)
Direxion Daily FTSE China Bear 3X Shares	—	—	180,501,351	54,113,427	—

DIREXION ANNUAL REPORT

	Asset Class				Liability Class
	Level 1			Level 2	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Daily FTSE Europe Bull 3X Shares	$6,398,215	$—	$16,815,368	$757,290	$(1,922,410)
Direxion Daily MSCI Emerging Markets Bull 3X Shares	2,469,646	—	69,108,870	—	(22,168,302)
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	—	56,864,052	14,192,769	—
Direxion Daily MSCI Mexico Bull 3X Shares	4,163,327	—	6,846,315	2,650,243	—
Direxion Daily MSCI South Korea Bull 3X Shares	8,790,914	—	12,771,313	—	(1,475,958)
Direxion Daily Aerospace & Defense Bull 3X Shares	—	122,654,964	73,717,024	40,646,424	—
Direxion Daily Consumer Discretionary Bull 3X Shares	—	19,443,675	6,123,444	587,560	(700,096)
Direxion Daily Dow Jones Internet Bull 3X Shares	—	69,511,582	46,182,004	384,213	(12,953,002)
Direxion Daily Dow Jones Internet Bear 3X Shares	—	—	55,469,884	19,825,051	—
Direxion Daily Financial Bull 3X Shares	—	1,095,727,902	800,889,631	152,077,491	—
Direxion Daily Financial Bear 3X Shares	—	—	210,390,023	—	(25,522,185)
Direxion Daily Healthcare Bull 3X Shares	—	121,265,601	72,242,503	19,007,728	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	77,279,407	55,622,420	8,334,845	—
Direxion Daily Industrials Bull 3X Shares	—	11,864,106	6,903,086	2,303,753	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	—	7,047,641	4,308,948	803,936	(201,806)
Direxion Daily Real Estate Bull 3X Shares	—	32,370,371	14,456,229	4,113,182	—
Direxion Daily Real Estate Bear 3X Shares	—	—	213,484,454	14,605,246	(14,424,447)
Direxion Daily Regional Banks Bull 3X Shares	—	138,801,925	71,093,287	24,002,249	—
Direxion Daily Retail Bull 3X Shares	—	28,583,885	17,272,186	4,033,098	—
Direxion Daily S&P 500® High Beta Bull 3X Shares		48,296,931	21,430,750	5,874,167	(233,162)
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	—	65,710,134	13,660,368	(329,150)
Direxion Daily S&P Biotech Bull 3X Shares	—	676,744,497	530,723,510	135,934,094	(31,712,619)
Direxion Daily S&P Biotech Bear 3X Shares	—	—	201,263,746	16,133,946	(15,684,470)
Direxion Daily Semiconductor Bull 3X Shares	—	2,515,448,750	2,204,188,102	60,908,870	(869,702,305)
Direxion Daily Semiconductor Bear 3X Shares	—	—	552,731,281	167,269,759	(19,593,452)
Direxion Daily Technology Bull 3X Shares	—	925,460,963	627,042,451	18,597,208	(134,172,168)

DIREXION ANNUAL REPORT

	Asset Class				Liability Class
	Level 1			Level 2	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Daily Technology Bear 3X Shares	$—	$—	$147,517,245	$42,022,708	$—
Direxion Daily Transportation Bull 3X Shares	—	13,358,463	12,448,931	755,230	(2,524,587)
Direxion Daily Utilities Bull 3X Shares	—	14,662,456	6,699,265	1,306,158	(140,578)
Direxion Daily 7-10 Year Treasury Bull 3X Shares	17,875,306	—	10,565,065	—	(4,080,902)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	55,227,322	6,315,606	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	262,553,298	—	352,840,680	—	(176,181,059)
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	678,137,999	155,291,282	(6,461,655)

For further detail on each asset class, see each Fund's Schedule of Investments.

*  Total return swap contracts are valued at the unrealized appreciation/(depreciation).

The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

8.  VALUATION OF DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund's financial position and results of operations.

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of October 31, 2022, the Funds were invested in swap contracts. At April 30, 2022, the fair value of derivative instruments, by primary risk, were as follows:

	Asset Derivatives[1]
Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily Mid Cap Bull 3X Shares	$4,034,037	$—	$4,034,037
Direxion Daily S&P 500® Bull 3X Shares	87,544,317	—	87,544,317
Direxion Daily S&P 500® Bear 3X Shares	105,188,300	—	105,188,300
Direxion Daily Small Cap Bull 3X Shares	122,951,767	—	122,951,767
Direxion Daily Small Cap Bear 3X Shares	2,045,065	—	2,045,065
Direxion Daily FTSE China Bear 3X Shares	54,113,427	—	54,113,427
Direxion Daily FTSE Europe Bull 3X Shares	757,290	—	757,290
Direxion Daily MSCI Emerging Markets Bear 3X Shares	14,192,769	—	14,192,769
Direxion Daily MSCI Mexico Bull 3X Shares	2,650,243	—	2,650,243
Direxion Daily Aerospace & Defense Bull 3X Shares	40,646,424	—	40,646,424
Direxion Daily Consumer Discretionary Bull 3X Shares	587,560	—	587,560
Direxion Daily Dow Jones Internet Bull 3X Shares	384,213	—	384,213

DIREXION ANNUAL REPORT

	Asset Derivatives[1]
Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily Dow Jones Internet Bear 3X Shares	$19,825,051	$—	$19,825,051
Direxion Daily Financial Bull 3X Shares	152,077,491	—	152,077,491
Direxion Daily Healthcare Bull 3X Shares	19,007,728	—	19,007,728
Direxion Daily Homebuilders & Supplies Bull 3X Shares	8,334,845	—	8,334,845
Direxion Daily Industrials Bull 3X Shares	2,303,753	—	2,303,753
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	803,936	—	803,936
Direxion Daily Real Estate Bull 3X Shares	4,113,182	—	4,113,182
Direxion Daily Real Estate Bear 3X Shares	14,605,246	—	14,605,246
Direxion Daily Regional Banks Bull 3X Shares	24,002,249	—	24,002,249
Direxion Daily Retail Bull 3X Shares	4,033,098	—	4,033,098
Direxion Daily S&P 500® High Beta Bull 3X Shares	5,874,167	—	5,874,167
Direxion Daily S&P 500® High Beta Bear 3X Shares	13,660,368	—	13,660,368
Direxion Daily S&P Biotech Bull 3X Shares	135,934,094	—	135,934,094
Direxion Daily S&P Biotech Bear 3X Shares	16,133,946	—	16,133,946
Direxion Daily Semiconductor Bull 3X Shares	60,908,870	—	60,908,870
Direxion Daily Semiconductor Bear 3X Shares	167,269,759	—	167,269,759
Direxion Daily Technology Bull 3X Shares	18,597,208	—	18,597,208
Direxion Daily Technology Bear 3X Shares	42,022,708	—	42,022,708
Direxion Daily Transportation Bull 3X Shares	755,230	—	755,230
Direxion Daily Utilities Bull 3X Shares	1,306,158	—	1,306,158
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	6,315,606	6,315,606
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	155,291,282	155,291,282

1  Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.

	Liability Derivatives[2]
Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily Mid Cap Bull 3X Shares	$146,127	$—	$146,127
Direxion Daily S&P 500® Bull 3X Shares	23,070,967	—	23,070,967
Direxion Daily S&P 500® Bear 3X Shares	27,520,558	—	27,520,558
Direxion Daily Small Cap Bull 3X Shares	7,863,248	—	7,863,248
Direxion Daily Small Cap Bear 3X Shares	32,368,456	—	32,368,456
Direxion Daily FTSE China Bull 3X Shares	152,048,536	—	152,048,536
Direxion Daily FTSE Europe Bull 3X Shares	1,922,410	—	1,922,410
Direxion Daily MSCI Emerging Markets Bull 3X Shares	22,168,302	—	22,168,302
Direxion Daily MSCI South Korea Bull 3X Shares	1,475,958	—	1,475,958
Direxion Daily Consumer Discretionary Bull 3X Shares	700,096	—	700,096
Direxion Daily Dow Jones Internet Bull 3X Shares	12,953,002	—	12,953,002
Direxion Daily Financial Bear 3X Shares	25,522,185	—	25,522,185
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	201,806	—	201,806
Direxion Daily Real Estate Bear 3X Shares	14,424,447	—	14,424,447
Direxion Daily S&P 500® High Beta Bull 3X Shares	233,162	—	233,162
Direxion Daily S&P 500® High Beta Bear 3X Shares	329,150	—	329,150
Direxion Daily S&P Biotech Bull 3X Shares	31,712,619	—	31,712,619
Direxion Daily S&P Biotech Bear 3X Shares	15,684,470	—	15,684,470
Direxion Daily Semiconductor Bull 3X Shares	869,702,305	—	869,702,305
Direxion Daily Semiconductor Bear 3X Shares	19,593,452	—	19,593,452
Direxion Daily Technology Bull 3X Shares	134,172,168	—	134,172,168
Direxion Daily Transportation Bull 3X Shares	2,524,587	—	2,524,587
Direxion Daily Utilities Bull 3X Shares	140,578	—	140,578
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	4,080,902	4,080,902
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	176,181,059	176,181,059
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	6,461,655	6,461,655

2  Statements of Assets and Liabilities location: Unrealized depreciation on swap contracts.

DIREXION ANNUAL REPORT

Transactions in derivative instruments during the period ended October 31, 2022 by primary risk, were as follows:

		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk
Direxion Daily Mid Cap Bull 3X Shares	Swap Contracts	$(11,815,331)	$—	$(19,428,767)	$—
Direxion Daily S&P 500® Bull 3X Shares	Swap Contracts	(590,652,464)	—	(723,953,351)	—
Direxion Daily S&P 500® Bear 3X Shares	Swap Contracts	(1,820,867)	—	157,306,258	—
Direxion Daily Small Cap Bull 3X Shares	Swap Contracts	(858,201,681)	—	(20,424,743)	—
Direxion Daily Small Cap Bear 3X Shares	Swap Contracts	111,315,116	—	35,918,628	—
Direxion Daily FTSE China Bull 3X Shares	Swap Contracts	(539,796,240)	—	(103,161,480)	—
Direxion Daily FTSE China Bear 3X Shares	Swap Contracts	68,000,459	—	61,784,025	—
Direxion Daily FTSE Europe Bull 3X Shares	Swap Contracts	(13,278,294)	—	(10,744,508)	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	Swap Contracts	(112,921,742)	—	(12,352,541)	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	Swap Contracts	21,149,834	—	12,129,823	—
Direxion Daily MSCI Mexico Bull 3X Shares	Swap Contracts	3,141,711	—	(2,541,568)	—
Direxion Daily MSCI South Korea Bull 3X Shares	Swap Contracts	(32,858,734)	—	3,353,381	—
Direxion Daily Aerospace & Defense Bull 3X Shares	Swap Contracts	(20,929,522)	—	11,627,268	—
Direxion Daily Consumer Discretionary Bull 3X Shares	Swap Contracts	(22,013,596)	—	(16,877,513)	—
Direxion Daily Dow Jones Internet Bull 3X Shares	Swap Contracts	(192,620,179)	—	(33,552,842)	—
Direxion Daily Dow Jones Internet Bear 3X Shares	Swap Contracts	(5,074,902)	—	20,263,013	—
Direxion Daily Financial Bull 3X Shares	Swap Contracts	(277,080,997)	—	(987,302,061)	—
Direxion Daily Financial Bear 3X Shares	Swap Contracts	14,512,157	—	3,952,927	—
Direxion Daily Healthcare Bull 3X Shares	Swap Contracts	11,808,344	—	(39,918,064)	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	Swap Contracts	(33,861,317)	—	(120,188,219)	—
Direxion Daily Industrials Bull 3X Shares	Swap Contracts	137,873	—	(12,064,262)	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	Swap Contracts	(5,852,092)	—	248,917	—

DIREXION ANNUAL REPORT

		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk
Direxion Daily Real Estate Bull 3X Shares	Swap Contracts	$739,862	$—	$(51,070,274)	$—
Direxion Daily Real Estate Bear 3X Shares	Swap Contracts	24,704,385	—	5,287,833	—
Direxion Daily Regional Banks Bull 3X Shares	Swap Contracts	(3,587,853)	—	(113,983,166)	—
Direxion Daily Retail Bull 3X Shares	Swap Contracts	(76,891,230)	—	(28,058,574)	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	Swap Contracts	(21,435,484)	—	(34,172,062)	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	Swap Contracts	(11,036,973)	—	21,185,720	—
Direxion Daily S&P Biotech Bull 3X Shares	Swap Contracts	(1,168,236,477)	—	129,702,430	—
Direxion Daily S&P Biotech Bear 3X Shares	Swap Contracts	(16,969,252)	—	(274,321)	—
Direxion Daily Semiconductor Bull 3X Shares	Swap Contracts	(3,786,200,893)	—	(1,361,879,213)	—
Direxion Daily Semiconductor Bear 3X Shares	Swap Contracts	221,587,899	—	165,141,018	—
Direxion Daily Technology Bull 3X Shares	Swap Contracts	(507,775,156)	—	(1,093,334,613)	—
Direxion Daily Technology Bear 3X Shares	Swap Contracts	(12,493,515)	—	64,453,561	—
Direxion Daily Transportation Bull 3X Shares	Swap Contracts	2,141,311	—	(28,310,885)	—
Direxion Daily Utilities Bull 3X Shares	Swap Contracts	5,806,005	—	(3,296,083)	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	Swap Contracts	—	(6,916,431)	—	(3,426,183)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	Swap Contracts	—	14,428,932	—	5,753,324
Direxion Daily 20+ Year Treasury Bull 3X Shares	Swap Contracts	—	(226,486,031)	—	(174,402,921)
Direxion Daily 20+ Year Treasury Bear 3X Shares	Swap Contracts	—	324,325,126	—	177,391,380

1  Statements of Operations location: Net realized gain (loss) on swap contracts.

2  Statements of Operations location: Change in net unrealized appreciation (depreciation) on swap contracts.

For the period ended October 31, 2022, the volume of the derivatives held by the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long Total Return Swap Contracts	Short Total Return Swap Contracts
Direxion Daily Mid Cap Bull 3X Shares	$150,193,579	$—
Direxion Daily S&P 500® Bull 3X Shares	6,480,881,592	—
Direxion Daily S&P 500® Bear 3X Shares	—	1,652,984,765
Direxion Daily Small Cap Bull 3X Shares	3,342,523,662	—

DIREXION ANNUAL REPORT

	Quarterly Average Gross Notional Amounts
	Long Total Return Swap Contracts	Short Total Return Swap Contracts
Direxion Daily Small Cap Bear 3X Shares	$—	$1,304,353,325
Direxion Daily FTSE China Bull 3X Shares	1,074,383,243	—
Direxion Daily FTSE China Bear 3X Shares	—	307,386,463
Direxion Daily FTSE Europe Bull 3X Shares	78,152,150	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	321,323,170	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	119,759,713
Direxion Daily MSCI Mexico Bull 3X Shares	31,317,607	—
Direxion Daily MSCI South Korea Bull 3X Shares	80,864,859	—
Direxion Daily Aerospace & Defense Bull 3X Shares	495,839,630	—
Direxion Daily Consumer Discretionary Bull 3X Shares	89,816,035	—
Direxion Daily Dow Jones Internet Bull 3X Shares	293,653,385	—
Direxion Daily Dow Jones Internet Bear 3X Shares	—	96,828,554
Direxion Daily Financial Bull 3X Shares	5,898,296,036	—
Direxion Daily Financial Bear 3X Shares	—	435,401,577
Direxion Daily Healthcare Bull 3X Shares	498,525,092	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	532,151,797	—
Direxion Daily Industrials Bull 3X Shares	79,293,598	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	45,638,683	—
Direxion Daily Real Estate Bull 3X Shares	221,124,396	—
Direxion Daily Real Estate Bear 3X Shares	—	220,397,601
Direxion Daily Regional Banks Bull 3X Shares	735,157,177	—
Direxion Daily Retail Bull 3X Shares	184,827,790	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	185,411,314	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	134,523,541
Direxion Daily S&P Biotech Bull 3X Shares	2,166,525,202	—
Direxion Daily S&P Biotech Bear 3X Shares	—	306,500,634
Direxion Daily Semiconductor Bull 3X Shares	10,750,298,967	—
Direxion Daily Semiconductor Bear 3X Shares	—	960,512,204
Direxion Daily Technology Bull 3X Shares	5,267,371,175	—
Direxion Daily Technology Bear 3X Shares	—	335,222,686
Direxion Daily Transportation Bull 3X Shares	125,434,908	—
Direxion Daily Utilities Bull 3X Shares	56,277,396	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	54,127,968	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	142,456,333
Direxion Daily 20+ Year Treasury Bull 3X Shares	966,893,956	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	1,513,624,141

The Funds utilize this volume of derivatives in order to obtain leverage in order to meet the investment objectives of 300% or -300% daily performance of their respective indices.

9.  PRINCIPAL RISKS

Below are some of the principal risks of investing in the Funds. Please refer to the Funds' prospectus for a full discussion.

Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Funds' counterparties are generally required to post collateral to the Funds to the extent of the Funds' daily exposure to such counterparties. However, to the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described in this paragraph. In addition, there may be a delay associated with realization by the Funds of the collateral posted by such counterparties in the event of counterparty default or bankruptcy. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

DIREXION ANNUAL REPORT

Sector Concentration Risk – The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

Daily Index Correlation/Tracking Risk – A number of factors may affect a Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund's correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds' ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Certain Funds are "leveraged" funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds' use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Derivatives Risk – The Fund's investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund's other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions.

In addition, the Fund's investments in derivatives are subject to the following risks:

•  Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index or an ETF that seeks to track an index. Swaps are subject to counterparty, valuation and leveraging risks.

•  Futures Contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. Futures contracts are subject to liquidity risks; there may not be a liquid secondary market for the futures contracts and the Fund may not be able to enter into a closing transaction. Exchanges may also limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability of the Fund to implement its leveraged investment strategy. Futures markets are highly volatile and the use of futures may increase the Fund's volatility. Futures contracts are also subject to leverage risk.

Foreign Securities Risk – Investments in foreign securities directly or indirectly through investments in exchange traded funds which track foreign securities involve greater risks than investing in domestic securities. As a result, the Funds' returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws, accounting and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information

DIREXION ANNUAL REPORT

available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

Leverage Risk – Leverage offers a means of magnifying market movements into larger changes in an investment's value and provides greater investment exposure than an unleveraged investment. Swap and future agreements may be used to create leverage. Each Fund employs leveraged investment techniques to achieve its investment objective.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Adviser. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.

Market Disruption Risk – Geopolitical and other events, including public health crises and natural disasters, have recently led to increased market volatility and significant market losses. Significant market volatility and market downturns may limit a Fund's ability to sell securities and the Fund's sales may exacerbate the market volatility and downturn. Under such circumstances, a Fund may have difficulty achieving its investment objective for one or more trading days, which may adversely impact the Fund's returns on those days and periods inclusive of those days. Alternatively, the Fund may incur higher costs in order to achieve its investment objective and may be forced to purchase and sell securities (including other ETFs' shares) at market prices that do not represent their fair value (including in the case of an ETF, its net asset value) or at times that result in differences between the price the Fund receives for the security and the market closing price of the security. Under those circumstances, the Fund's ability to track its index is likely to be adversely affected, the market price of Fund shares may reflect a greater premium or discount to net asset value, and bid-ask spreads in the Fund's shares may widen, resulting in increased transaction costs for secondary market purchasers and sellers. The Fund may also incur additional tracking error due to the use of other securities that are not perfectly correlated to the Fund's index.

The recent pandemic spread of the novel coronavirus known as COVID-19 has proven to be a market disrupting event. The impact of this virus, like other pandemics that may arise in the future, has negatively affected and may continue to negatively affect the economies of many nations, companies and the global securities and commodities markets, including by reducing liquidity in the markets. Adverse effects may be more pronounced for developing or emerging market countries that have less established health care systems. How long such events will last and whether they will continue or recur cannot be predicted.

10.  ADDITIONAL INFORMATION

On March 28, 2022 and May 31, 2022, shares of the following Funds were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to decrease the number of shares outstanding and increase the net asset value. The reverse stock split has no impact on the net assets of the Fund or the value of a shareholder's investment in the Fund. A summary of the reverse stock split is as follows:

Funds	Effective Date	Rate		Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Direxion Daily Semiconductor Bear 3X Shares	3/28/22	1	:10	$3.50	$35.00	74,251,071	7,425,107
Direxion Daily FTSE China Bull 3X Shares	5/31/22	1	:20	3.86	77.20	118,900,013	5,945,001

DIREXION ANNUAL REPORT

11.  SUBSEQUENT EVENTS

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure besides those noted below.

On December 19, 2022, certain Funds declared income distributions with an ex-date of December 20, 2022 and payable date of December 28, 2022. The specific Funds and per share amounts of the distributions are listed below.

Funds	Per Share Income Distribution
Direxion Daily Mid Cap Bull 3X Shares	$0.03837
Direxion Daily S&P 500® Bull 3X Shares	0.12356
Direxion Daily Small Cap Bull 3X Shares	0.09902
Direxion Daily FTSE China Bull 3X Shares	0.45608
Direxion Daily FTSE Europe Bull 3X Shares	0.08167
Direxion Daily MSCI Mexico Bull 3X Shares	0.75266
Direxion Daily MSCI South Korea Bull 3X Shares	0.03624
Direxion Daily Aerospace & Defense Bull 3X Shares	0.05093
Direxion Daily Dow Jones Internet Bear 3X Shares	0.06204
Direxion Daily Financial Bull 3X Shares	0.32590
Direxion Daily Financial Bear 3X Shares	0.00094
Direxion Daily Healthcare Bull 3X Shares	0.14407
Direxion Daily Industrials Bull 3X Shares	0.11136
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	0.03171
Direxion Daily Real Estate Bull 3X Shares	0.01437
Direxion Daily Real Estate Bear 3X Shares	0.20557
Direxion Daily Regional Banks Bull 3X Shares	0.04747
Direxion Daily Retail Bull 3X Shares	0.01781
Direxion Daily S&P 500® High Beta Bear 3X Shares	0.00273
Direxion Daily S&P Biotech Bear 3X Shares	0.09179
Direxion Daily Semiconductor Bull 3X Shares	0.03789
Direxion Daily Semiconductor Bear 3X Shares	0.07413
Direxion Daily Technology Bull 3X Shares	0.04921
Direxion Daily Utilities Bull 3X Shares	0.01521
Direxion Daily 7-10 Year Treasury Bull 3X Shares	0.16369
Direxion Daily 7-10 Year Treasury Bear 3X Shares	0.01185
Direxion Daily 20+ Year Treasury Bull 3X Shares	0.04709

DIREXION ANNUAL REPORT

Direxion Shares ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of Direxion Daily Mid Cap Bull 3X Shares, Direxion Daily S&P 500® Bull 3X Shares, Direxion Daily S&P 500® Bear 3X Shares, Direxion Daily Small Cap Bull 3X Shares, Direxion Daily Small Cap Bear 3X Shares, Direxion Daily FTSE China Bull 3X Shares, Direxion Daily FTSE China Bear 3X Shares, Direxion Daily FTSE Europe Bull 3X Shares, Direxion Daily MSCI Emerging Markets Bull 3X Shares, Direxion Daily MSCI Emerging Markets Bear 3X Shares, Direxion Daily MSCI Mexico Bull 3X Shares, Direxion Daily MSCI South Korea Bull 3X Shares, Direxion Daily Aerospace & Defense Bull 3X Shares, Direxion Daily Consumer Discretionary Bull 3X Shares, Direxion Daily Dow Jones Internet Bull 3X Shares, Direxion Daily Dow Jones Internet Bear 3X Shares, Direxion Daily Financial Bull 3X Shares, Direxion Daily Financial Bear 3X Shares, Direxion Daily Healthcare Bull 3X Shares, Direxion Daily Homebuilders & Supplies Bull 3X Shares, Direxion Daily Industrials Bull 3X Shares, Direxion Daily Pharmaceutical & Medical Bull 3X Shares, Direxion Daily Real Estate Bull 3X Shares (formerly Direxion Daily MSCI Real Estate Bull 3X Shares), Direxion Daily Real Estate Bear 3X Shares (formerly Direxion Daily MSCI Real Estate Bear 3X Shares), Direxion Daily Regional Banks Bull 3X Shares, Direxion Daily Retail Bull 3X Shares, Direxion Daily S&P 500® High Beta Bull 3X Shares, Direxion Daily S&P 500® High Beta Bear 3X Shares, Direxion Daily S&P Biotech Bull 3X Shares, Direxion Daily S&P Biotech Bear 3X Shares, Direxion Daily Semiconductor Bull 3X Shares, Direxion Daily Semiconductor Bear 3X Shares, Direxion Daily Technology Bull 3X Shares, Direxion Daily Technology Bear 3X Shares, Direxion Daily Transportation Bull 3X Shares, Direxion Daily Utilities Bull 3X Shares, Direxion Daily 7-10 Year Treasury Bull 3X Shares, Direxion Daily 7-10 Year Treasury Bear 3X Shares, Direxion Daily 20+ Year Treasury Bull 3X Shares, Direxion Daily 20+ Year Treasury Bear 3X Shares and the Board of Trustees of Direxion Shares ETF Trust.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Direxion Daily Mid Cap Bull 3X Shares, Direxion Daily S&P 500® Bull 3X Shares, Direxion Daily S&P 500® Bear 3X Shares, Direxion Daily Small Cap Bull 3X Shares, Direxion Daily Small Cap Bear 3X Shares, Direxion Daily FTSE China Bull 3X Shares, Direxion Daily FTSE China Bear 3X Shares, Direxion Daily FTSE Europe Bull 3X Shares, Direxion Daily MSCI Emerging Markets Bull 3X Shares, Direxion Daily MSCI Emerging Markets Bear 3X Shares, Direxion Daily MSCI Mexico Bull 3X Shares, Direxion Daily MSCI South Korea Bull 3X Shares, Direxion Daily Aerospace & Defense Bull 3X Shares, Direxion Daily Consumer Discretionary Bull 3X Shares, Direxion Daily Dow Jones Internet Bull 3X Shares, Direxion Daily Dow Jones Internet Bear 3X Shares, Direxion Daily Financial Bull 3X Shares, Direxion Daily Financial Bear 3X Shares, Direxion Daily Healthcare Bull 3X Shares, Direxion Daily Homebuilders & Supplies Bull 3X Shares, Direxion Daily Industrials Bull 3X Shares, Direxion Daily Pharmaceutical & Medical Bull 3X Shares, Direxion Daily Real Estate Bull 3X Shares (formerly Direxion Daily MSCI Real Estate Bull 3X Shares), Direxion Daily Real Estate Bear 3X Shares (formerly Direxion Daily MSCI Real Estate Bear 3X Shares), Direxion Daily Regional Banks Bull 3X Shares, Direxion Daily Retail Bull 3X Shares, Direxion Daily S&P 500® High Beta Bull 3X Shares, Direxion Daily S&P 500® High Beta Bear 3X Shares, Direxion Daily S&P Biotech Bull 3X Shares, Direxion Daily S&P Biotech Bear 3X Shares, Direxion Daily Semiconductor Bull 3X Shares, Direxion Daily Semiconductor Bear 3X Shares, Direxion Daily Technology Bull 3X Shares, Direxion Daily Technology Bear 3X Shares, Direxion Daily Transportation Bull 3X Shares, Direxion Daily Utilities Bull 3X Shares, Direxion Daily 7-10 Year Treasury Bull 3X Shares, Direxion Daily 7-10 Year Treasury Bear 3X Shares, Direxion Daily 20+ Year Treasury Bull 3X Shares and Direxion Daily 20+ Year Treasury Bear 3X Shares (collectively referred to as the "Funds"), (40 of the funds constituting Direxion Shares ETF Trust (the "Trust")), including the schedules of investments, as of October 31, 2022, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (40 of the funds constituting Direxion Shares ETF Trust) at October 31, 2022, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

DIREXION ANNUAL REPORT

Direxion Shares ETF Trust

Report of Independent Registered Public Accounting Firm

Individual fund constituting the Direxion Shares ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Direxion Daily Mid Cap Bull 3X Shares
Direxion Daily S&P 500® Bull 3X Shares
Direxion Daily S&P 500® Bear 3X Shares
Direxion Daily Small Cap Bull 3X Shares
Direxion Daily Small Cap Bear 3X Shares
Direxion Daily FTSE China Bull 3X Shares
Direxion Daily FTSE China Bear 3X Shares
Direxion Daily FTSE Europe Bull 3X Shares
Direxion Daily MSCI Emerging Markets Bull 3X Shares
Direxion Daily MSCI Emerging Markets Bear 3X Shares
Direxion Daily MSCI Mexico Bull 3X Shares
Direxion Daily MSCI South Korea Bull 3X Shares
Direxion Daily Aerospace & Defense Bull 3X Shares
Direxion Daily Financial Bull 3X Shares
Direxion Daily Financial Bear 3X Shares
Direxion Daily Healthcare Bull 3X Shares
Direxion Daily Homebuilders & Supplies Bull 3X Shares
Direxion Daily Industrials Bull 3X Shares
Direxion Daily Real Estate Bull 3X Shares (formerly Direxion Daily MSCI Real Estate Bull 3X Shares)
Direxion Daily Real Estate Bear 3X Shares (formerly Direxion Daily MSCI Real Estate Bear 3X Shares)
Direxion Daily Regional Banks Bull 3X Shares
Direxion Daily Retail Bull 3X Shares
Direxion Daily S&P Biotech Bull 3X Shares
Direxion Daily S&P Biotech Bear 3X Shares
Direxion Daily Semiconductor Bull 3X Shares
Direxion Daily Semiconductor Bear 3X Shares
Direxion Daily Technology Bull 3X Shares
Direxion Daily Technology Bear 3X Shares
Direxion Daily Transportation Bull 3X Shares
Direxion Daily Utilities Bull 3X Shares
Direxion Daily 7-10 Year Treasury Bull 3X Shares
Direxion Daily 7-10 Year Treasury Bear 3X Shares
Direxion Daily 20+ Year Treasury Bull 3X Shares
Direxion Daily 20+ Year Treasury Bear 3X Shares	For the year ended October 31, 2022	For each of the two years in the period ended October 31, 2022	For each of the five years in the period ended October 31, 2022
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	For the year ended October 31, 2022	For each of the two years in the period ended October 31, 2022	For each of the four years in the period ended October 31, 2022 and the period from November 15, 2017 (commencement of operations) through October 31, 2018
Direxion Daily Consumer Discretionary Bull 3X Shares	For the year ended October 31, 2022	For each of the two years in the period ended October 31, 2022	For each of the three years in the period ended October 31, 2022 and the period from November 29, 2018 (commencement of operations) through October 31, 2019

DIREXION ANNUAL REPORT

Direxion Shares ETF Trust

Report of Independent Registered Public Accounting Firm

Individual fund constituting the Direxion Shares ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Direxion Daily Dow Jones Internet Bull 3X Shares Direxion Daily Dow Jones Internet Bear 3X Shares Direxion Daily S&P 500® High Beta Bull 3X Shares Direxion Daily S&P 500® High Beta Bear 3X Shares	For the year ended October 31, 2022	For each of the two years in the period ended October 31, 2022	For each of the two years ended October 31, 2022 and the period from November 7, 2019 (commencement of operations) through October 31, 2020

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on each of the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the Direxion investment companies since 2001.

Minneapolis, Minnesota
December 22, 2022

DIREXION ANNUAL REPORT

Direxion Shares ETF Trust

Supplemental Information (Unaudited)

Federal Tax Status of Dividends Declared during the Tax Year

For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentage of ordinary income distribution designated as qualifying for the corporate dividend received deduction ("DRD"), the individual qualified dividend rate ("QDI"), the qualified interest income rate ("QII"), and the qualified short-term gain rate ("QSTG") is presented below.

Funds	DRD	QDI	QII	QSTG
Direxion Daily Mid Cap Bull 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily S&P 500® Bull 3X Shares	8.88%	8.88%	0.00%	0.00%
Direxion Daily S&P 500® Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Small Cap Bull 3X Shares	100.00%	100.00%	0.00%	0.00%
Direxion Daily Small Cap Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily FTSE China Bull 3X Shares	100.00%	100.00%	0.00%	0.00%
Direxion Daily FTSE China Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily FTSE Europe Bull 3X Shares	100.00%	100.00%	0.00%	0.00%
Direxion Daily MSCI Emerging Markets Bull 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily MSCI Emerging Markets Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily MSCI Mexico Bull 3X Shares	5.09%	5.09%	0.00%	0.00%
Direxion Daily MSCI South Korea Bull 3X Shares	100.00%	100.00%	0.00%	0.00%
Direxion Daily Aerospace & Defense Bull 3X Shares	11.09%	11.09%	0.00%	92.42%
Direxion Daily Consumer Discretionary Bull 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Dow Jones Internet Bull 3X Shares	0.53%	0.53%	0.00%	100.00%
Direxion Daily Dow Jones Internet Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Financial Bull 3X Shares	67.16%	67.16%	0.00%	31.48%
Direxion Daily Financial Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Healthcare Bull 3X Shares	5.65%	5.65%	0.00%	0.00%
Direxion Daily Homebuilders & Supplies Bull 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Industrials Bull 3X Shares	10.27%	10.27%	0.00%	0.00%
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	100.00%	100.00%	0.00%	0.00%
Direxion Daily Real Estate Bull 3X Shares	15.77%	15.77%	0.00%	93.33%
Direxion Daily Real Estate Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Regional Banks Bull 3X Shares	13.05%	13.05%	0.00%	0.00%
Direxion Daily Retail Bull 3X Shares	100.00%	100.00%	0.00%	0.00%
Direxion Daily S&P 500® High Beta Bull 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily S&P 500® High Beta Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily S&P Biotech Bull 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily S&P Biotech Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Semiconductor Bull 3X Shares	100.00%	100.00%	0.00%	0.00%
Direxion Daily Semiconductor Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Technology Bull 3X Shares	1.15%	1.15%	0.00%	100.00%
Direxion Daily Technology Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Transportation Bull 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Utilities Bull 3X Shares	9.93%	9.93%	0.00%	21.62%
Direxion Daily 7-10 Year Treasury Bull 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily 7-10 Year Treasury Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily 20+ Year Treasury Bull 3X Shares	100.00%	100.00%	0.00%	0.00%
Direxion Daily 20+ Year Treasury Bear 3X Shares	0.00%	0.00%	0.00%	0.00%

The Funds are designating as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ending October 31, 2022. To the extent necessary to fully distribute such capital gain, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.

DIREXION ANNUAL REPORT

Direxion Shares ETF Trust

Supplemental Information (Unaudited)

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

DIREXION ANNUAL REPORT

Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement (Unaudited)

Consistent with the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Trustees (the "Board") of the Direxion Shares ETF Trust (the "ETF Trust") annually considers the renewal of the Investment Advisory Agreement (the "Agreement") between Rafferty Asset Management, LLC (the "Adviser") and the ETF Trust, on behalf of the Direxion Daily Mid Cap Bull 3X Shares, Direxion Daily S&P 500® Bull 3X Shares, Direxion Daily S&P 500® Bear 3X Shares, Direxion Daily Small Cap Bull 3X Shares, Direxion Daily Small Cap Bear 3X Shares, Direxion Daily FTSE China Bull 3X Shares, Direxion Daily FTSE China Bear 3X Shares, Direxion Daily FTSE Europe Bull 3X Shares, Direxion Daily MSCI Emerging Markets Bull 3X Shares, Direxion Daily MSCI Emerging Markets Bear 3X Shares, Direxion Daily MSCI Mexico Bull 3X Shares, Direxion Daily MSCI South Korea Bull 3X Shares, Direxion Daily Aerospace & Defense Bull 3X Shares, Direxion Daily Consumer Discretionary Bull 3X Shares, Direxion Daily Dow Jones Internet Bull 3X Shares, Direxion Daily Dow Jones Internet Bear 3X Shares, Direxion Daily Financial Bull 3X Shares, Direxion Daily Financial Bear 3X Shares, Direxion Daily Healthcare Bull 3X Shares, Direxion Daily Homebuilders & Supplies Bull 3X Shares, Direxion Daily Industrials Bull 3X Shares, Direxion Daily Pharmaceutical & Medical Bull 3X Shares, Direxion Daily Real Estate Bull 3X Shares, Direxion Daily Real Estate Bear 3X Shares, Direxion Daily Regional Banks Bull 3X Shares, Direxion Daily Retail Bull 3X Shares, Direxion Daily S&P 500® High Beta Bull 3X Shares, Direxion Daily S&P 500® High Beta Bear 3X Shares, Direxion Daily S&P Biotech Bull 3X Shares, Direxion Daily S&P Biotech Bear 3X Shares, Direxion Daily Semiconductor Bull 3X Shares, Direxion Daily Semiconductor Bear 3X Shares, Direxion Daily Technology Bull 3X Shares, Direxion Daily Technology Bear 3X Shares, Direxion Daily Transportation Bull 3X Shares, Direxion Daily Utilities Bull 3X Shares, Direxion Daily 7-10 Year Treasury Bull 3X Shares, Direxion Daily 7-10 Year Treasury Bear 3X Shares, Direxion Daily 20+ Year Treasury Bull 3X Shares, and the Direxion Daily 20+ Year Treasury Bear 3X Shares, each a series of the ETF Trust. The Agreement is initially approved for a two-year period and must be renewed yearly thereafter to remain in effect. Each series of the ETF Trust is referred to herein as a "Fund" and collectively as the "Funds."

At a meeting held on August 18, 2022, the Board, including the trustees who are not "interested persons" of the ETF Trust as defined in the 1940 Act (the "Independent Trustees"), unanimously approved the renewal of the Agreement, on behalf of the Funds. The Independent Trustees had previously considered information pertaining to the renewal of the Agreement outside the presence of the Adviser's representatives and Fund management in executive sessions held on August 4, 2022 and August 18, 2022.

In considering whether to renew the Agreement, the Board requested, and the Adviser provided, information that the Board and Adviser believed to be reasonably necessary to evaluate the Agreement. Among other information, the Board obtained and reviewed the following:

•  Detailed information regarding the advisory services provided by the Adviser to the Funds;

•  The investment objectives of the Funds, which require daily rebalancing and the utilization of complex financial instruments that are not typical of traditional index tracking exchange-traded funds;

•  The level of attention and services required by the Adviser due to the frequent and large trading activity in the Funds;

•  The Adviser's Form ADV;

•  Information regarding the professional qualifications of those employees primarily responsible for providing services to the Funds;

•  Information regarding each component of the contractual advisory fee rates for the prior fiscal year;

•  Information regarding advisory fees earned and waivers made by the Adviser in connection with providing services to the Funds for the prior fiscal year or since inception, if shorter;

•  Information regarding fees paid to the Adviser under, and an evaluation of the services provided per, the Management Services Agreement for the prior fiscal year as separate and distinct from the fees paid and the services provided under the Agreement;

•  Performance information;

•  Comparative industry fee data, including peer group comparisons;

•  Information regarding the consolidated financial condition of the Adviser and the profitability of each Fund to the Adviser; and

•  Information regarding how the Adviser monitors the Funds' compliance with regulatory requirements and ETF Trust procedures.

DIREXION ANNUAL REPORT

Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement (Unaudited)

The Board considered that, with respect to most Funds, they had also received information relevant to their annual review of the Agreement since the Fund's inception and, most recently, throughout the past year at regular Board meetings in connection with their oversight of the Funds, including information bearing on the Funds' service provider arrangements and performance results. In addition, the Board received a memorandum from counsel regarding its responsibilities with respect to the approval of the Agreement and participated in a question and answer session with representatives of the Adviser. The Board carefully evaluated the relevant information and the Independent Trustees were advised by legal counsel with respect to their deliberations.

The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight or importance to different factors. For each Fund, the Board considered, among other matters, the following factors to the extent applicable: (1) the nature, extent, and quality of the services provided; (2) the investment performance; (3) the profitability of the Fund and the advisory business to the Adviser; (4) the extent to which economies of scale might be realized as the Fund grows and whether fee levels reflect these economies of scale, if any, for the benefit of the Fund's shareholders; (5) comparisons of services and fees with contracts entered into by the Adviser with other clients (such as institutional investors), if any; and (6) other benefits derived or anticipated to be derived by the Adviser from its relationship with the Fund.

Nature, Extent and Quality of Services Provided. The Board reviewed, among other matters, the Adviser's business, assets under management, financial resources and capitalization, quality and quantity of personnel, investment and related experience, the variety and complexity of its investment strategies, brokerage practices, the adequacy of its compliance systems and processes, and its reinvestment in each of these areas of the business. The Board reviewed the scope of services provided, and to be provided by the Adviser, under the Agreement and noted there would be no significant differences between the scope of services provided by the Adviser in the past year and those to be provided in the upcoming year. The Board also considered the Adviser's representation to the Board that it would continue to provide investment and related services that are of materially the same quality as the services that have been provided to the Funds in the past, and it considered whether those services remain appropriate in scope and extent in light of the Funds' operations, the competitive landscape of the investment company business and investor needs.

The Board focused on the quality of the Adviser's personnel and operations and the systems and processes required to manage the Funds effectively, noting that such personnel, systems and processes may not be present at other investment advisers. The Board considered, as applicable: (1) the Adviser's success in achieving each Fund's daily leveraged investment objective; (2) differences between managing leveraged and non-leveraged portfolios, which include developing index optimization and representative sampling investment strategies as well as specialized skills for trading complex financial instruments; (3) information regarding the Adviser's management of derivatives trading activities on behalf of the Funds, including the selection of swap counterparties and the negotiation of favorable derivatives contract terms; (4) the Adviser's ability to manage the Funds in a tax efficient manner, which is more challenging for leveraged than non-leveraged funds; and (5) the size, professional experience and skills of the Adviser's portfolio management staff and the Adviser's ability to recruit, train, and retain personnel with the relevant experience and expertise necessary to manage the Funds. The Board considered that the Adviser oversees all aspects of the operation of the Funds, including oversight of the Funds' service providers, and provides compliance services to the Funds.

Comparison of Advisory Services and Fees. The Board considered the fairness and reasonableness of the investment advisory fee rate payable to the Adviser by each Fund in light of the investment advisory services provided by the Adviser. In this regard, the Board also considered the ability of investors to achieve independently the investment objective of the Funds and the costs to investors of seeking to do so by utilizing a margin account or other means. In this regard, the Board reviewed information provided by the Adviser comparing the cost of ownership for shareholders to replicate the Funds' leveraged or inverse investment strategies by other means. The Board noted that an independent consultant had reviewed the cost comparison information and determined the methodology used to be comprehensive and to constitute a sound and objective approach to conducting the cost comparison analysis. The Board concluded that it would be time- and resource-intensive for an investor to implement independently any Fund's investment strategy. The Board also concluded that doing so would likely be cost-prohibitive. From this perspective, the Board noted the cost effectiveness for investors of employing the Funds to achieve their stated investment objectives.

DIREXION ANNUAL REPORT

Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement (Unaudited)

The Board further considered the fairness and reasonableness of the investment advisory fee rate payable to the Adviser by each Fund in light of fee rates paid by other investment companies offering strategies similar in nature to the Fund. In this regard, the Board reviewed information prepared by the Adviser, using data provided by Morningstar, Inc., to compare the Funds' actual advisory fee rates, and gross and net total expenses with those of other funds with common key characteristics, such as asset size, investment objective or industry focus ("Peer Group"). The Board noted the difficulty in compiling a broad and diverse Peer Group because, by design, each Fund is unique and, therefore, few (if any) fund complexes have funds with substantially similar investment objectives and operations. They noted that an independent consultant had reviewed the Adviser's peer selection methodology and each Fund's resulting peers and determined that the methodology was reasonable and well within industry standards.

The Board noted that the comparison reports included the contractual advisory fee and net and gross total expense ratios for each Fund and each Peer Group fund. The Board considered that the Adviser had agreed to limit the total expenses of the Funds (subject to certain exclusions) for the next year by contractually agreeing to pay certain expenses of the Funds under a separate Operating Expense Limitation Agreement. Additionally, the Board considered that the Adviser had agreed to limit its Investment Advisory Fees at various net asset levels for the Funds under the Advisory Fee Waiver Agreement.

Performance of the Funds. The Board focused on the correlation of each Fund's return to the model performance return for the periods ending June 30, 2022 and June 30, 2021 or since inception if a Fund did not have two full years of operations. In this regard, the Board considered each Fund's daily returns versus model returns ("Tracking Difference"), the standard deviation of the Tracking Differences ("Tracking Error"), and a tracking analysis provided by the Adviser. The Board also reviewed the total return of each Fund for the one-year or, if shorter, since inception period ended June 30, 2022. The Board considered reports provided to it in anticipation of the meeting, as well as performance reports provided at regular Board meetings throughout the year. The Board noted that the correlation of returns for each Fund to its model performance was generally within expected ranges during the reviewed periods. The Board considered that, given the investment objectives of the Funds, the correlation of each such Fund's performance with the model performance and/or Tracking Error were more meaningful indicia of the quality of the Adviser's management than a Fund's total return.

Costs of Services Provided to the Funds and Profits Realized by the Adviser.  The Board reviewed information regarding the profitability of the Adviser based on the fee rates payable under the Agreement. The Board considered the profitability of each Fund and the overall profitability of the Adviser, as reflected in the Adviser's profitability analysis, as well as information provided by the Adviser concerning the methodology used to allocate various expenses. The Board also considered significant drivers of cost for the Adviser including, but not limited to, intellectual capital, the dedication of personnel resources to daily portfolio management activities, such as creation and redemption activity and the daily rebalancing of the portfolio to maintain each Fund's daily investment objective, regulatory compliance, and entrepreneurial risk. The Board further considered a report on other investment advisers' profitability, which was compiled using publicly available information. The Board recognized that it is difficult to compare profitability among investment advisory firms because certain information is not publicly available. Further, to the extent such information is available with respect to certain advisers, the Board acknowledged that it is often affected by numerous factors, including the nature of a firm's fund shareholder base, the structure of the adviser and its tax status, the types of funds it manages, its business mix, assumptions regarding allocations and the reporting of operating profits and net income net (rather than gross) of distribution and marketing expenses.

Economies of Scale. The Board considered the current breakpoints included in the Advisory Fee Waiver Agreement, which provide for reduced advisory fee rates for each Fund when the assets of each Fund reach certain levels. The Board also considered the Adviser's explanation as to why these breakpoints appropriately reflect the Funds' economies of scale.

Other Benefits. The Board considered indirect and "fall-out" benefits that the Adviser or its affiliates may derive from their relationship to the Funds. Such benefits include the Adviser's ability to leverage its investment management personnel or infrastructure to manage other accounts. In this regard, the Board noted that the Funds pay a fee to the Adviser under the Management Services Agreement.

Conclusion. Based on, but not limited to, the above considerations, the Board, including the Independent Trustees, determined that the Agreement for the Funds was fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Adviser's expenses and such other matters as the Board considered relevant in the exercise of its business judgment. Accordingly, the Board concluded that the continuation of the Agreement was in the best interests of the shareholders of the Funds. On this basis, the Board unanimously voted in favor of the renewal of the Agreement.

DIREXION ANNUAL REPORT

Direxion Shares ETF Trust

Board Review of Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Direxion Shares ETF Trust (the "Trust"), on behalf of each series of the Trust (the "Funds"), established a liquidity risk management program (the "Liquidity Program") to assess and manage each Fund's liquidity risk, which is the risk that a Fund is unable to meet investor redemption requests without significantly diluting the remaining investors' interests in the Fund.

At its November 18, 2022 meeting, the Board of Trustees (the "Board") of the Trust reviewed the Liquidity Program. The Board has appointed Rafferty Asset Management, LLC, the investment advisor to the Funds, as the Liquidity Program administrator. At the meeting, Rafferty Asset Management, LLC provided the Board with a written report that addressed the operation of the Funds' Liquidity Program and assessed the adequacy and effectiveness of the implementation of the Liquidity Program (the "Report"). The Report covered the period from November 1, 2021 through October 31, 2022 (the "Report Period"). The Report noted the following:

•  The Liquidity Program supported each Fund's ability to meet redemption requests timely;

•  The Liquidity Program supported Rafferty Asset Management, LLC's management of each Fund's liquidity, including during periods of market volatility and net redemptions;

•  No material liquidity issues were identified during the report period;

•  There was one material change to the Liquidity Program during the Report Period to adjust each Fund's liquidity parameters to reflect more accurately each Fund's redemption activity; and

•  The Liquidity Program operated adequately during the report period.

The Report also described the Liquidity Program's liquidity classification methodology for categorizing a Fund's investment (including derivative transactions) into one of four liquidity buckets as required by the Liquidity Rule. The Report stated that the Liquidity Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

There can be no assurance that the Liquidity Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks.

DIREXION ANNUAL REPORT

Direxion Shares ETF Trust

Trustees and Officers (Unaudited)

The business affairs of the Funds are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The report includes additional information about the Funds' Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustee

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 54	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2008	Chief Executive Officer, Rafferty Asset Management, LLC, from 2021 – September 2022; Managing Director, Rafferty Asset Management, LLC, January 1999 – January 2019.	144	None.
Angela Brickl(2) Age: 46	Trustee	Lifetime of Trust until removal or resignation; Since 2022	President, Rafferty Asset Management, LLC, from September 2022; Chief Operating Officer, Rafferty Asset Management, LLC, May 2021 – September 2022; General Counsel, Rafferty Asset Management LLC, since October 2010; Chief Compliance Officer, Rafferty Asset Management, LLC, since September 2012.	144	None.

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
David L. Driscoll Age: 53	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Partner, King Associates, LLP, since 2004; Board Advisor, University Common Real Estate, since 2012; Principal, Grey Oaks LLP since 2003; Member, Kendrick LLC, since 2006.	144	None.

(1)  Mr. O'Neill is affiliated with Rafferty and Direxion. Mr. O'Neill owns a beneficial interest in Rafferty.

(2)  Ms. Brickl is affiliated with Rafferty because she serves as an officer of Rafferty.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 87 of the 134 funds registered with the SEC and the Direxion Funds which, as of the date of this report, offers for sale to the public 10 funds registered with the SEC.

DIREXION ANNUAL REPORT

Direxion Shares ETF Trust

Trustees and Officers (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Jacob C. Gaffey Age: 74	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Loomis & Co. since 2012; Partner, Bay Capital Advisors, LLC 2008 – 2012.	144	None.
Henry W. Mulholland Age: 59	Trustee	Lifetime of Trust until removal or resignation; Since 2017	Grove Hill Partners LLC, since 2016 as Managing Partner; Bank of America Merrill Lynch, 1990 – 2015, most recently as Managing Director and Head of Equities for Americas.	144	None.
Kathleen M. Berkery Age: 55	Trustee	Lifetime of Trust until removal or resignation; Since 2019	Chief Financial Officer, Student Sponsor Partners, since November 2021; Senior Manager – Trusts & Estates, Rynkar, Vail & Barrett, LLC, since 2018; Financial Advisor, Lee, Nolan & Koroghlian Life Planning Group, 2010 – 2017.	144	None.
Carlyle Peake Age: 51	Trustee	Lifetime of Trust until removal or resignation; Since 2022	Head of US & LATAM Debt Syndicate, BBVA Securities, Inc., since 2011.	144	None.
Mary Jo Collins Age: 66	Trustee	Lifetime of Trust until removal or resignation; Since 2022	Managing Director, Imperial Capital LLC, since 2020; Director, Royal Bank of Canada, 2014 – 2020.	144	None.

(2)  Ms. Brickl is affiliated with Rafferty because she serves as an officer of Rafferty.

DIREXION ANNUAL REPORT

Direxion Shares ETF Trust

Trustees and Officers (Unaudited)

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual's business address is 1301 Avenue of the Americas, 28th Floor, New York, New York 10019. As of the date of this report, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Principal Officers of the Trust

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Angela Brickl Age: 46	President Chief Compliance Officer	One Year; Since 2022 One Year; Since 2018
			President, Rafferty Asset Management, LLC, from September 2022; Chief Operating Officer, Rafferty Asset Management, LLC, May 2021 – September 2022; General Counsel, Rafferty Asset Management LLC, since October 2010; Chief Compliance Officer, Rafferty Asset Management, LLC, since September 2012.	N/A	N/A
Patrick J. Rudnick Age: 49	Principal Executive Officer	One Year; Since 2018	Senior Vice President, since March 2013, Rafferty Asset Management, LLC; Senior Vice President, since November 2017, Direxion Advisors, LLC.	N/A	N/A
Corey Noltner Age: 33	Principal Financial Officer	One Year; Since 2021	Senior Business Analyst, Rafferty Asset Management, LLC, since October 2015.	N/A	N/A
Alyssa Sherman Age: 33	Secretary	One Year; Since 2022	Associate General Counsel, Rafferty Asset Management, LLC, since April 2021; Associate, K&L Gates LLP, September 2015 – March 2021.	N/A	N/A

(1)  Ms. Brickl serves on the Board of Trustees of the Direxion Funds and Direxion Shares ETF Trust.

(2)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this SAI, offers for sale to the public 87 of the 134 funds registered with the SEC and the Direxion Funds which, as of the date of this SAI, offers for sale to the public 10 funds registered with the SEC.

DIREXION ANNUAL REPORT

ANNUAL REPORT OCTOBER 31, 2021

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  (800) 851-0511  www.direxioninvestments.com

Investment Advisers

Rafferty Asset Management, LLC
Direxion Advisors, LLC
1301 Avenue of the Americas (6th Ave.), 28th Floor
New York, NY 10019

Administrator

U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Transfer Agent, Custodian & Index Receipt Agent

The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP
700 Nicollet Mall, Suite 500
Minneapolis, MN 55402

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 01401
www.foreside.com

The Trust's Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC's website at www.sec.gov.

Each Fund's premium/discount information is available free of charge on the Funds' websites or by calling (800) 851-8511 or (833) 547-4417.

The Trust files complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Funds' Part F of Form N-PORT (and Form N-Q prior to April 30, 2019) is available on the SEC's website at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

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PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•  Account applications or other forms on which you provide information,

•  Mail, e-mail, the telephone and our website, and

•  Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•  As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•  We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders' nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the Annual Report.

DIREXION ANNUAL REPORT

DIREXION SHARES ETF TRUST

ANNUAL REPORT OCTOBER 31, 2022

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  www.direxioninvestments.com

Direxion Auspice Broad Commodity Strategy ETF (Consolidated)

Direxion Breakfast Commodities Strategy ETF (Consolidated)

Direxion Hydrogen ETF

Direxion Moonshot Innovators ETF

Direxion mRNA ETF

Direxion Nanotechnology ETF

Direxion NASDAQ-100® Equal Weighted Index Shares

Direxion Work From Home ETF

You can find a Fund's prospectus, reports to shareholders, and other information about the Fund online at http://www.direxioninvestments.com/regulatory-documents. You can also get this information at no cost by calling (800) 851-0511 or by sending an email request to info@direxionfunds.com.

Letter to Shareholders (Unaudited)	4
Performance Summary (Unaudited)	10
Expense Example (Unaudited)	18
Allocation of Portfolio Holdings (Unaudited)	20
Schedules of Investments	21
Statements of Assets and Liabilities	30
Statements of Operations	32
Statements of Changes in Net Assets	34
Financial Highlights	38
Notes to the Financial Statements	39
Report of Independent Registered Public Accounting Firm	51
Supplemental Information (Unaudited)	53
Board Review of Investment Advisory Agreement (Unaudited)	54
Board Review of Liquidity Risk Management Program (Unaudited)	59
Trustees and Officers (Unaudited)	60

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Letter to Shareholders (Unaudited)

Dear Shareholders,

This Annual Report for the Direxion Shares exchange traded funds (the "ETFs") covers the period from November 1, 2021 to October 31, 2022 (the "Annual Period").

Market Review:

Signs of broad-based inflation began in the fall of 2021, leading to a shaky global equity market environment. At the time, most experts predicted inflation levels were transitory, quelling investor concerns temporarily. Equity markets began to pick up through December, ending the year on a high. However, it soon became clear the widespread inflation was not going anywhere and the Federal Reserve announced an acceleration of monetary policy that was implemented through a series of interest rate hikes to combat inflation. Simultaneously, the highly contagious Covid-19 Omicron variant spread across the world and, despite high vaccination rates, breakthrough infections were at an all-time high. However, by the end of the Annual Period, Covid was far less of a concern for investors. Just as markets were looking up again, with the S&P 500 posting its first monthly gain in March 2022, Russia invaded Ukraine, and the effects of the invasion rippled across equity markets, as energy prices surged and fears of wider-spread conflict grew. In response, the United States and other western nations imposed extreme economic sanctions on Russia. Markets were very volatile on the heels of the Russian invasion, and the first two quarters of 2022 saw a shrinking U.S. GDP. June earnings reports were surprisingly strong, despite a mid-month S&P low. Despite these numbers, July was a strong month, but this positive sentiment did not last long. A hawkish speech from Federal Reserve Chair, Jerome Powell, in August negatively impacted markets around the world. September was another rough month for equities, with both the S&P 500 and NASDAQ dropping roughly 10%. Global markets fared no better, as the UK entered a recession, and China faced mass protests and unrest. October saw a modest increase in stocks as the Federal Reserve indicated it will pull back on its aggressive tightening in the near future after positive third quarter readings, but overall sentiment was still generally low. Investors are pivoting towards more risk-off investments in an attempt to navigate historic inflation levels, geopolitical conflict and high interest rates, although traditional safe haven investments, such as commodities, are less appealing than they have been in the past.

The U.S. bond market was in consistent decline for the majority of the Annual Period, oftentimes diverging from trends in the equities markets. In the fall, treasuries and international bonds were experiencing the worst performance of the Annual Period, as concerns over rising interest rates and inflation began. As inflation worsened and proved to be less transitory than initially predicted, central banks around the world pivoted towards more hawkish policies. In December, the Federal Reserve announced there would be three or four rate hikes throughout 2022, as well as a tapering of U.S. treasury asset purchases. In late February, the Russian invasion of Ukraine rippled through the global financial system, including fixed income markets. The U.S. Treasury yield curve started to flatten as the 10 – 20 year bond spread grew and became inverted. While bonds have typically been considered a way to hedge a portfolio against equities, this strategy has not typically held true in the current market environment. After the positive indication that the Federal Reserve is starting to get a handle on inflation, the global bond market saw a slight rebound, but the yield curve remained inverted at the end of the Annual Period, which remains a concern for many investors.

Factors Affecting the ETFs Performance:

Benchmark Performance – The performance of each ETF's benchmark index, and the factors and market conditions implicitly affecting that index, are the primary factors driving ETF performance. The market conditions that affected the benchmark indexes during the past year are described in the Market Review section above.

Fees, Expenses, and Transaction Costs – Fees and expenses are listed in each ETF's prospectus and may be higher than many traditional index funds' fees, which cause a greater negative impact on ETF performance. Transaction costs are not included in the expense ratio of the ETFs.

DIREXION ANNUAL REPORT
4

The ETFs Performance Review:

The following discussion relates to the performance of the ETFs for the Annual Period. The performance of the ETFs for the Annual Period is important primarily for understanding whether the ETFs meet their investment goals. All ETF returns are NAV (net asset value) returns.

Non-Leveraged ETFs

The Direxion Auspice Broad Commodity Strategy ETF seeks investment results, before fees and expenses, that track the Auspice Broad Commodity Index over a complete market cycle. The Auspice Broad Commodity Index seeks to capture the majority of the commodity upside returns, while seeking to mitigate downside risk. The Auspice Broad Commodity Index will use a quantitative methodology to track either long or flat positions in a diversified portfolio of 12 different commodity futures contracts, or "components", which cover the energy, metal, and agricultural sectors. It attempts to incorporate dynamic risk management and contract rolling methods. For the Annual Period, the Auspice Broad Commodity Index returned 6.21%, while the Direxion Auspice Broad Commodity Strategy ETF returned 6.09%.

Until the last few months of the Annual Period, commodities had rallied in an otherwise bear market, primarily due to inflation. In particular, the energy and agriculture holdings of the Direxion Auspice Broad Commodity Strategy ETF performed well. Heating oil futures were up 58.69% and natural gas futures were up 55.64% over the Annual Period. The performance for metals was less positive, with silver down 20.59%, gold down 8.47%, and copper down 21.33%. The Direxion Auspice Broad Commodity Strategy ETF had relatively strong performance despite overall market volatility, largely due to the favorable commodity environment in the beginning-to-middle of 2022.

The Direxion Breakfast Commodities Strategy ETF seeks investment results, before fees and expenses, that track the S&P GSCI Dynamic Roll Breakfast (OJ 5% Capped) Index. The S&P GSCI Dynamic Roll Breakfast (OJ 5% Capped) Index measures the performance of tradeable commodities considered to be breakfast foods (corn, coffee, lean hogs, sugar, Chicago wheat and orange juice) by investing in monthly futures contracts for such commodities. The Index is world production weighted and designed to reflect the relative significance of each of the commodities to the world economy, except for orange juice which is capped at 5%. The Index is rebalanced annually and employs a flexible monthly futures rolling strategy. Since the Fund's inception on June 1, 2022, the S&P GSCI Dynamic Roll Breakfast (OJ 5% Capped) Index returned -9.04%, while the Direxion Breakfast Commodities Strategy ETF returned -8.19%.

The Direxion Breakfast Commodities Strategy ETF opened during the commodity rally. Soon after, the commodity market began to fall as many headwinds hit the space, including the Russia-Ukraine conflict, widespread droughts and labor shortages, just to name a few. Lean Hogs, Corn, Orange Juice and Sugar have had positive returns since the fund's inception, while Coffee and Wheat have fallen.

The Direxion Hydrogen ETF seeks investment results, before fees and expenses, that track the Indxx Hydrogen Economy Index. The Indxx Hydrogen Economy Index tracks the performance of companies that provide goods and/or services related to the Hydrogen Industry, including hydrogen generation and storage, fuel cells, hydrogen stations, and hydrogen-based vehicles. The Index includes domestic securities as well as securities listed on various foreign markets, including among others, Japan and South Korea. The Index is reconstituted annually and rebalanced quarterly. For the Annual Period, the Indxx Hydrogen Economy Index returned -45.79%, while the Direxion Hydrogen ETF returned -45.57%.

Kaori Heat Treatment was the top performer, while ITM Power Plc brought up the rear for the Direxion Hydrogen ETF. Two of the biggest names in the hydrogen industry, Plug Power (PLUG) and Bloom Energy (BE), experienced significant losses during the Annual Period. However, hydrogen is gaining momentum as an important source for the global energy transition, especially after the passage of the Inflation Reduction Act, which includes provisions for hydrogen tax credits.

The Direxion Moonshot Innovators ETF seeks investment results, before fees and expenses, that track the S&P Kensho Moonshots Index. The S&P Kensho Moonshots Index is comprised of 50 U.S. companies that pursue innovative technologies that have the potential to disrupt existing technologies and/or industries (i.e., moonshot innovators) and are considered to

DIREXION ANNUAL REPORT
5

have the highest "early-stage composite innovation scores" which is determined based off a natural language processing review of the constituent company's latest annual regulatory filing for the use of words and phrases that are related to innovation. The Index is modified equal-weighted, reconstituted annually, and rebalanced semi-annually. For the Annual Period, the S&P Kensho Moonshots Index returned -60.92%, while the Direxion Moonshot Innovators ETF returned -60.64%.

Some more well-known names, such as Yelp and Roblox, experienced losses during the Annual Period. Adeia Inc. and Innoviz Technologies were the top performers for the Direxion Moonshot Innovators ETF this Annual Period. Overall, tech names have had difficulties recently, and IT companies make up roughly 50% of the portfolio.

The Direxion mRNA ETF seeks investment results, before fees and expenses, that track the BITA Messenger RNA Technology Index. The BITA Messenger RNA Technology Index provides exposure to the performance of companies, publicly listed in the United States, Canada and Europe, that are leading the development and application of messenger RNA ("mRNA") technology. mRNA is a single-stranded ribonucleic acid ("RNA") molecule that is complementary to one of the DNA strands of a gene. mRNA plays a vital role in protein synthesis in the human body, and mRNA technologies leverage this vital role to enable targeted cells to produce proteins that enable the body to fight or prevent a given disease. As an example, mRNA technology is the basis for certain COVID-19 vaccines. Eligible companies must meet certain conditions as specified by the Index Provider as well as market capitalization and liquidity requirements. Index constituents are weighted based on a modified free float market capitalization and reconstituted and rebalanced quarterly. Since the Fund's inception on December 9, 2021, the BITA Messenger RNA Technology Index returned -43.11%, while the Direxion mRNA ETF returned -43.20%.

The top performer for the Direxion mRNA ETF during the Annual Period was Vertex Pharmaceuticals (VRTX), which returned 68.28% and has a portfolio weight of 7.37%, which is one of the highest weighted stocks in the Direxion mRNA ETF. Well-known bio tech companies Moderna (MRNA) and Bio N Tech (BNTX) experienced similar losses of -55.4% and -49.1%, respectively. Curevac (CVAC) was the worst performer, losing -82.71% this Annual Period, with a weight of 4.01%.

The Direxion Nanotechnology ETF seeks investment results, before fees and expenses, that track the S&P Kensho Extended Nanotechnology Index. The S&P Kensho Extended Nanotechnology Index, a subsector index within the S&P Kensho New Economy Index Series, is designed to measure the performance of U.S. listed securities, including depositary receipts, of companies involved in the nanotechnology industry. The Index Provider defines nanotechnology as the creation and/or manipulation of matter at the molecular (or smaller) level. The Index includes companies that produce nanomaterials or provide systems, products and services that allow for construction, measurement, simulation or manipulation of nanomaterials. Since the Fund's inception on November 23, 2021, the S&P Kensho Extended Nanotechnology Index returned -35.25%, while the Direxion Nanotechnology ETF returned -35.44%.

Liquidia Corp (LQDA), Cabot Corp (CBT), and Alnylam Pharmaceuticals (ALNY) were the top performers for the Direxion Nanotechnology ETF this Annual period. However, many other names in the healthcare sector, which makes up nearly 70% of the Direxion Nanotechnology ETF, did not fare as well. Well-known Moderna (MRNA) returned -55.41% and Bio N Tech (BNTX) returned -49.15% during the period, each with a portfolio weight of roughly 3%. Bruker Corp. (BRKR) is the top holding, making up 11.47% of the portfolio, and lost -23.64% this period.

The Direxion NASDAQ-100® Equal Weighted Index Shares seeks investment results, before fees and expenses, that track the NASDAQ-100® Equal Weighted Index. The NASDAQ-100® Equal Weighted Index is the equal weighted version of the NASDAQ-100 Index® which includes approximately 100 of the largest domestic and international non-financial companies listed on the NASDAQ® Stock Market based on market capitalization selected by NASDAQ, Inc., the index provider. Equal weighting is a method of weighting index stocks whereby the same exposure is provided to both the smallest and largest companies included in the Index. The Index is rebalanced quarterly and reconstituted annually. For the Annual Period, the NASDAQ-100® Equal Weighted Index returned -23.58%, while the Direxion NASDAQ-100® Equal Weighted Index Shares returned -23.78%.

The top performers for the Direxion NASDAQ-100® Equal Weighted Index Shares during this period were largely biotech name,s including Amgen (AMGN) and Vertex Pharmaceuticals (VRTX) returning 33.15% and 68.28%, respectively. The IT sector had a rough year, with names like Netflix, Docusign, and Meta losing -60% to -70% each.

DIREXION ANNUAL REPORT
6

The Direxion Work From Home ETF seeks investment results, before fees and expenses, that track the Solactive Remote Work Index. The Solactive Remote Work Index is comprised of U.S. listed securities and ADRs of companies that provide products and services in at least one of the following business segments that facilitate the ability of people to work from home: remote communications, cyber security, online project and document management, and cloud computing technologies ("WFH Industries"). The Index consists of 40 companies, namely, the top 10 ranked companies in each of the four WFH Industries. The Index is equal weighted at each semi-annual reconstitution and rebalance date. For the Annual Period, the Solactive Remote Work Index returned -42.95%, while the Direxion Work From Home ETF returned -43.00%.

IBM was the top performer for the Direxion Work From Home ETF during the Annual Period, returning 20.60%. Names such as Agora and RingCentral were among bottom performers, falling -88.27% and -85.93%, respectively. Names in the IT sector make up 86.99% of the Direxion Work From Home ETF, and tech generally had a rough year.

Index Volatility:

The Annual Period was extremely volatile, leaving investors without a clear strategy, and no clear sector winner. Typically defensive stocks were not immune to the volatility, and the market cycles were moving unpredictably. The VIX Index, a measure of volatility and market sentiment, averaged 25.20 during the Annual Period, with a high of 36.45 in early March 2022, whereas the average for the previous five years was 20.94.

Index	Return	Volatility
Auspice Broad Commodity Index	6.09%	12.14%
S&P GSCI Dynamic Roll Breakfast (OJ 5% Capped) Index[1]	-9.04%	20.23%
Indxx Hydrogen Economy Index	-45.79%	34.81%
S&P Kensho Moonshots Index	-60.92%	55.61%
BITA Messenger RNA Technology Index[2]	-43.11%	47.45%
S&P Kensho Extended Nanotechnology Index[3]	-35.25%	47.33%
NASDAQ-100® Equal Weighted Index	-23.58%	29.06%
Solactive Remote Work Index	-42.95%	36.66%

1  June 1, 2022 through October 31, 2022

2  December 9, 2021 through October 31, 2022

3  November 23, 2021 through October 31, 2022

As always, we thank you for using the Direxion Shares ETFs and we look forward to our mutual success.

Best Regards,

Patrick Rudnick	Corey Noltner
Principal Executive Officer	Principal Financial Officer

An investor should carefully consider a Fund's investment objective, risks, charges, and expenses before investing. A Fund's prospectus and summary prospectus contain this and other information about the Direxion Shares. To obtain a Fund's prospectus and summary prospectus call 866-476-7523 or visit our website at direxion.com. A Fund's prospectus and summary prospectus should be read carefully before investing.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate. An investor's shares, when redeemed,

DIREXION ANNUAL REPORT
7

may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. For the most recent month-end performance please visit the Fund's website at direxion.com.

Short-term performance, in particular, is not a good indication of the Fund's future performance, and an investment should not be made based solely on returns. Because of ongoing market volatility, Fund performance may be subject to substantial short-term changes. For additional information, see the Fund's prospectus.

Shares of the Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Market Price returns are based upon the midpoint of the bid/ask spread at 4:00 pm EST (when NAV is normally calculated) and do not represent the returns you would receive if you traded shares at other times. Brokerage commissions will reduce returns. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at NAV.

SOFR (Secured Overnight Financing Rate) is a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities. Futures Contract: an agreement traded on an organized exchange to buy or sell assets, especially commodities or shares, at a fixed price but to be delivered and paid for later.

Direxion Auspice Broad Commodity Strategy ETF and Direxion Breakfast Commodities Strategy ETF – Commodities and futures generally are volatile and are not suitable for all investors. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity and may be affected by changes in overall market movements, volatility of the underlying index, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Commodity linked derivatives also may be subject to credit and interest rate risks that in general affect the values of debt securities. A Fund's investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to leverage, imperfect correlations with underlying investments or a Fund's other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Futures contracts are typically exchange traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund. There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

Under amended regulations promulgated by the U.S. Commodities Futures Trading Commission ("CFTC"), a Fund and its Subsidiary are considered commodity pools, and therefore each is subject to regulation under the Commodity Exchange Act and CFTC rules. The Adviser is registered as a commodity pool operator ("CPO") and will manage the Funds and Subsidiaries in accordance with CFTC rules, as well as the rules that apply to registered investment companies, which includes registering both each Fund and its Subsidiary as commodity pools. Registration as a commodity pool subjects the registrant to additional laws, regulations and enforcement policies, all of which may potentially increase compliance costs and may affect the operations and financial performance of each Fund or its Subsidiary. Additionally, a Subsidiary's positions in futures contracts may have to be liquidated at disadvantageous times or prices to prevent a Fund from exceeding any applicable position limits established by the CFTC. Such actions may subject the Fund to substantial losses.

Direxion Shares ETF Risks – An investment in the ETFs involves risk, including the possible loss of principal. The ETFs are subject to certain risks, including imperfect index correlation and market price variance, that may decrease performance. As non-diversified funds, the ETFs may invest in a relatively small number of issuers and, as a result, be subject to greater risk of loss with respect to its portfolio securities. An ETF may concentrate its investments in certain industries or sectors, which can increase volatility. The ETFs may experience greater fluctuation in its net asset value as compared to other investments. These ETFs may be appropriate for investors

DIREXION ANNUAL REPORT
8

with a long-term investment time horizon, who primarily seek capital growth, and who are able to tolerate periods of prolonged price declines. Please read each ETF's prospectus for a more complete description of the investment risks. There is no guarantee that an ETF will achieve its investment objective. The views of this letter were those of the Adviser as of October 31, 2022 and may not necessarily reflect its views on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the ETFs' present investment methodology and do not constitute investment advice.

Distributed by: Foreside Fund Services, LLC

DIREXION ANNUAL REPORT
9

Direxion Auspice Broad Commodity Strategy ETF (Consolidated)

Performance Summary (Unaudited)

March 30, 20171 - October 31, 2022

	Average Annual Total Return[2]
	1 Year	3 Year	5 Year	Since Inception
Direxion Auspice Broad Commodity Strategy ETF (Consolidated) (NAV)	6.21%	14.01%	8.63%	6.75%
Direxion Auspice Broad Commodity Strategy ETF (Consolidated) (Market Price)	5.86%	13.97%	8.57%	6.72%
Auspice Broad Commodity Index	6.09%	14.09%	7.81%	5.78%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. As stated in the current prospectus, the Fund's total annual fund operating expense ratio is 0.70%. Rafferty Asset Management, LLC has contractually agreed to pay all expenses of the Fund other than the following: management fees, Rule 12b-1 distribution fees and/or service fees, taxes, swap financing and related costs, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, and extraordinary expenses. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions.

The Auspice Broad Commodity Index is a tactical long strategy that focuses on Momentum and Term Structure to track either long or flat positions in a diversified portfolio of commodity futures which cover the energy, metal, and agricultural sectors. The index incorporates dynamic risk management and contract rolling methods. The index is available in total return (collateralized) and excess return (non-collateralized) versions. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 100% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents, if any, divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT
10

Direxion Breakfast Commodities Strategy ETF (Consolidated)

Performance Summary (Unaudited)

June 1, 20221 - October 31, 2022

Total Return[2]
Since Inception
Direxion Breakfast Commodities Strategy ETF (Consolidated) (NAV)	-8.19%
Direxion Breakfast Commodities Strategy ETF (Consolidated) (Market Price)	-8.23%
S&P GSCI Dynamic Roll Breakfast (OJ 5% Capped) Index	-9.04%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. As stated in the current prospectus, the Fund's total annual fund operating expense ratio is 0.70%. Rafferty Asset Management, LLC has contractually agreed to pay all expenses of the Fund other than following: management fees, Rule 12b-1 distribution fees and/or service fees, taxes, swap financing and related costs, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, and extraordinary expenses. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions.

The S&P GSCI Dynamic Roll Breakfast (OJ 5% Capped) Index measures the performance of tradeable commodities considered to be breakfast foods (corn, coffee, lean hogs, sugar, Chicago wheat and orange juice) by investing in monthly futures contracts for such commodities. The Index is world production weighted and designed to reflect the relative significance of each of the commodities to the world economy, except for orange juice is capped at 5%. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 100% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents, if any, divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT
11

Direxion Hydrogen ETF

Performance Summary (Unaudited)

March 25, 20211 - October 31, 2022

	Average Annual Total Return[2]
	1 Year	Since Inception
Direxion Hydrogen ETF (NAV)	-45.57%	-32.69%
Direxion Hydrogen ETF (Market Price)	-45.84%	-32.64%
Indxx Hydrogen Economy Index	-45.79%	-30.48%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. As stated in the current prospectus, the Fund's total annual fund operating expense ratio is 0.45%. Rafferty Asset Management, LLC has contractually agreed to pay all expenses of the Fund other than following: management fees, Rule 12b-1 distribution fees and/or service fees, taxes, swap financing and related costs, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, and extraordinary expenses. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions.

The Indxx Hydrogen Economy Index tracks the performance of companies that provide goods and/or services related to the Hydrogen Industry, including hydrogen generation and storage, fuel cells, hydrogen stations, and hydrogen-based vehicles. The Index will include domestic securities as well as securities listed on various foreign markets, including among others, Japan and South Korea. The Index is reconstituted annually and rebalanced quarterly. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 100% of its NAV through equities. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents, if any, divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT
12

Direxion Moonshot Innovators ETF

Performance Summary (Unaudited)

November 12, 20201 - October 31, 2022

	Average Annual Total Return[2]
	1 Year	Since Inception
Direxion Moonshot Innovators ETF (NAV)	-60.64%	-27.31%
Direxion Moonshot Innovators ETF (Market Price)	-60.61%	-27.31%
S&P Kensho Moonshots Index	-60.92%	-27.79%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. As stated in the current prospectus, the Fund's total annual fund operating expense ratio is 0.65%. Rafferty Asset Management, LLC has contractually agreed to pay all expenses of the Fund other than following: management fees, Rule 12b-1 distribution fees and/or service fees, taxes, swap financing and related costs, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, and extraordinary expenses. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions.

The S&P Kensho Moonshots Index is comprised of 50 U.S. companies that pursue innovative technologies that have the potential to disrupt existing technologies and/or industries (i.e., moonshot innovators) and are considered to have the highest "early-stage composite innovation scores" which is determined based off a natural language processing review of the constituent company's latest annual regulatory filing for the use of words and phrases that are related to innovation. The Index is modified equal-weighted, reconstituted annually, and rebalanced semi-annually. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 100% of its NAV through equities. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents, if any, divided by Net Assets.

1   Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT
13

Direxion mRNA ETF

Performance Summary (Unaudited)

December 9, 20211 - October 31, 2022

Total Return[2]
Since Inception
Direxion mRNA ETF (NAV)	-43.20%
Direxion mRNA ETF (Market Price)	-43.17%
BITA Messenger RNA Technology Index	-43.11%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. As stated in the current prospectus, the Fund's total annual fund operating expense ratio is 0.65%. Rafferty Asset Management, LLC has contractually agreed to pay all expenses of the Fund other than following: management fees, Rule 12b-1 distribution fees and/or service fees, taxes, swap financing and related costs, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, and extraordinary expenses. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions.

BITA Messenger RNA Technology Index provides exposure to the performance of companies, publicly listed in the United States, Canada and Europe, that are leading the development and application of messenger RNA ("mRNA") technology. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 100% of its NAV through equities. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents, if any, divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT
14

Direxion Nanotechnology ETF

Performance Summary (Unaudited)

November 23, 20211 - October 31, 2022

Total Return[2]
Since Inception
Direxion Nanotechnology ETF (NAV)	-35.44%
Direxion Nanotechnology ETF (Market Price)	-35.45%
S&P Kensho Extended Nanotechnology Index	-35.25%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. As stated in the current prospectus, the Fund's total annual fund operating expense ratio is 0.65%. Rafferty Asset Management, LLC has contractually agreed to pay all expenses of the Fund other than following: management fees, Rule 12b-1 distribution fees and/or service fees, taxes, swap financing and related costs, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, and extraordinary expenses. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions.

S&P Kensho Extended Nanotechnology Index is provided by S&P Dow Jones Indices LLC (the "Index Provider") and is designed to measure the performance of U.S.-listed securities, including depositary receipts, of companies involved in the nanotechnology industry. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 100% of its NAV through equities. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents, if any, divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.

DIREXION ANNUAL REPORT
15

Direxion NASDAQ-100® Equal Weighted Index Shares

Performance Summary (Unaudited)

October 31, 2012 - October 31, 2022

	Average Annual Total Return[1]
	1 Year	3 Years	5 Years	10 Years
Direxion NASDAQ-100® Equal Weighted Index Shares (NAV)	-23.78%	9.51%	10.31%	14.44%
Direxion NASDAQ-100® Equal Weighted Index Shares (Market Price)	-23.68%	9.53%	10.33%	14.44%
NASDAQ-100® Equal Weighted Index	-23.58%	9.88%	10.69%	14.85%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. As stated in the current prospectus, the Fund's total annual fund operating expense ratio is 0.35%. Rafferty Asset Management, LLC has contractually agreed to pay all expenses of the Fund other than following: management fees, Rule 12b-1 distribution fees and/or service fees, taxes, swap financing and related costs, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, and extraordinary expenses. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions.

The NASDAQ-100® Equal Weighted Index includes 100 of the largest non-financial securities listed on NASDAQ®, but instead of being weighted by market capitalization, each of the constituents is initially set at 1.00%. The Index is reviewed and adjusted annually in December, but replacements may be made any time throughout the year. The Index is rebalanced quarterly in March, June, September and December. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 100% of its NAV through equities. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents, if any, divided by Net Assets.

1  As of October 31, 2022.

DIREXION ANNUAL REPORT
16

Direxion Work From Home ETF

Performance Summary (Unaudited)

June 25, 20201 - October 31, 2022

	Average Annual Total Return[2]
	1 Year	Since Inception
Direxion Work From Home ETF (NAV)	-43.00%	-4.67%
Direxion Work From Home ETF (Market Price)	-42.98%	-4.69%
Solactive Remote Work Index	-42.95%	-4.52%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. As stated in the current prospectus, the Fund's total annual fund operating expense ratio is 0.45%. Rafferty Asset Management, LLC has contractually agreed to pay all expenses of the Fund other than following: management fees, Rule 12b-1 distribution fees and/or service fees, taxes, swap financing and related costs, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, and extraordinary expenses. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxion.com.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions.

The Solactive Remote Work Index is comprised of U.S. listed securities and American Depository Receipts of companies that provide products and services in at least one of the following business segments that facilitate the ability of people to work from home: remote communications, cyber security, online project and document management, and cloud computing technologies ("WFH Industries"). The Index consists of 40 companies, namely, the top 10 ranked companies in each of the four WFH Industries. The Index is equal weighted at each semi-annual reconstitution and rebalance date. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 100% of its NAV through equities. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents, if any, divided by Net Assets.

1  Commencement of operations.

2  As of October 31, 2022.
DIREXION ANNUAL REPORT
17

Expense Example (Unaudited)

October 31, 2022

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, for purchasing and selling shares and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on initial investments of $1,000 invested at the beginning of the period and held the entire period (May 1, 2022 to October 31, 2022).

Actual expenses

The first line under each Fund in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period May 1, 2022 to October 31, 2022" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DIREXION ANNUAL REPORT
18

Expense Example (Unaudited)

October 31, 2022

	Annualized Expense Ratio	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period May 1, 2022 to October 31, 2022*
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)
Based on actual fund return	0.86%	$1,000.00	$918.50	$4.16
Based on hypothetical 5% return	0.86%	1,000.00	1,020.87	4.38
Direxion Breakfast Commodities Strategy ETF (Consolidated)[1]
Based on actual fund return	0.70%	1,000.00	918.10	2.81
Based on hypothetical 5% return	0.70%	1,000.00	1,018.02	2.96
Direxion Hydrogen ETF
Based on actual fund return	0.45%	1,000.00	765.80	2.00
Based on hypothetical 5% return	0.45%	1,000.00	1,022.94	2.29
Direxion Moonshot Innovators ETF
Based on actual fund return	0.65%	1,000.00	826.40	2.99
Based on hypothetical 5% return	0.65%	1,000.00	1,021.93	3.31
Direxion mRNA ETF
Based on actual fund return	0.65%	1,000.00	986.10	3.25
Based on hypothetical 5% return	0.65%	1,000.00	1,021.93	3.31
Direxion Nanotechnology ETF
Based on actual fund return	0.65%	1,000.00	1,064.60	3.38
Based on hypothetical 5% return	0.65%	1,000.00	1,021.93	3.31
Direxion NASDAQ-100® Equal Weighted Index Shares
Based on actual fund return	0.35%	1,000.00	928.00	1.70
Based on hypothetical 5% return	0.35%	1,000.00	1,023.44	1.79
Direxion Work From Home ETF
Based on actual fund return	0.45%	1,000.00	774.50	2.01
Based on hypothetical 5% return	0.45%	1,000.00	1,022.94	2.29

*  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days (the number of days in the period of May 1, 2022 to October 31, 2022), then divided by 365.

1  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period from June 1, 2022 (commencement of operations) to October 31, 2022, multiplied by 153 days (the number of days since commencement of operations to October 31, 2022), then divided by 365.

DIREXION ANNUAL REPORT
19

Allocation of Portfolio Holdings (Unaudited)

October 31, 2022

	Cash*		Common Stocks	Futures		Total
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	100%		—	—		100%
Direxion Breakfast Commodities Strategy ETF (Consolidated)	100%		—	0	%**	100%
Direxion Hydrogen ETF	1%		99%	—		100%
Direxion Moonshot Innovators ETF	1%		99%	—		100%
Direxion mRNA ETF	0	%**	100%	—		100%
Direxion Nanotechnology ETF	0	%**	100%	—		100%
Direxion NASDAQ-100® Equal Weighted Index Shares	0	%**	100%	—		100%
Direxion Work From Home ETF	0	%**	100%	—		100%

*  Cash and other assets less liabilities.

**  Percentage is less than 0.5%.

DIREXION ANNUAL REPORT
20

Direxion Auspice Broad Commodity Strategy ETF (Consolidated)

Schedule of Investments

October 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 101.3%
Money Market Funds - 101.3%
301,128,639	Dreyfus Government Cash Management Institutional Shares, 2.91% (a)	$301,128,639
	TOTAL SHORT TERM INVESTMENTS (Cost $301,128,639)	$301,128,639
	TOTAL INVESTMENTS (Cost $301,128,639) - 101.3%	$301,128,639
	Liabilities in Excess of Other Assets - (1.3)%	(3,840,833)
	TOTAL NET ASSETS - 100.0%	$297,287,806

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2022.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
21

Direxion Breakfast Commodities Strategy ETF (Consolidated)

Schedule of Investments

October 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 91.3%
Money Market Funds - 91.3%
6,273,596	Dreyfus Government Cash Management Institutional Shares, 2.91% (a)	$6,273,596
	TOTAL SHORT TERM INVESTMENTS (Cost $6,273,596)	$6,273,596
	TOTAL INVESTMENTS (Cost $6,273,596) - 91.3%	$6,273,596
	Other Assets in Excess of Liabilities - 8.7% (b)	596,427
	TOTAL NET ASSETS - 100.0%	$6,870,023

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2022.

(b)  $492,562 of cash is pledged as collateral for futures contracts.

Long Futures Contracts

October 31, 2022

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Receivable/ (Payable), net	Unrealized Appreciation (Depreciation)
Coffee C	5/18/2023	5	$324,281	$11,437	$(60,675)
Corn	12/14/2023	89	2,784,588	21,138	(18,721)
Frozen Concentrate Orange Juice	1/10/2023	13	392,145	1,657	26,884
Lean Hogs	12/14/2022	24	815,280	(11,280)	7,310
Sugar #11	4/28/2023	36	681,005	9,677	(69,049)
Wheat	7/14/2023	40	1,807,500	84,500	147,600
			$6,804,799	$117,129	$33,349

All futures contracts held by Direxion BKT Fund Ltd. See Note 1.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
22

Direxion Hydrogen ETF

Schedule of Investments

October 31, 2022

Shares		Fair Value
COMMON STOCKS - 99.0%
Chemical Manufacturing - 42.1%
14,072	Air Liquide S.A. (France)	$1,840,032
3,921	Air Products & Chemicals, Inc.	981,819
52,997	Doosan Fuel Cell Co., Ltd (South Korea) (a)	1,013,843
520,629	ITM Power (United Kingdom) (a)(b)	495,483
3,281	Linde PLC (Ireland) ADR	975,605
27,063	McPhy Energy SAS (France) (a)(b)	307,598
1,496,312	Nel ASA (Norway) (a)	1,828,500
57,298	Nippon Sanso Holdings Corp. (Japan)	914,393
845,137	PTT Global Chemical PCL (Thailand)	965,934
		9,323,207
Computer and Electronic Product Manufacturing - 8.5%
100,767	Bloom Energy Corp. (a)	1,885,351
Electrical Equipment, Appliance, and Component Manufacturing - 12.4%
64,956	Chung-Hsin Electric & Machinery Manufacturing Corp. (Taiwan)	99,584
2,894	Hyosung Heavy Industries (South Korea) (a)	116,617
101,989	Plug Power, Inc. (a)	1,629,784
61,132	PowerCell Sweden AB (Sweden) (a)(b)	672,148
6,495	SFC Energy AG (Germany) (a)(b)	119,913
3,882	VARTA AG (Germany) (b)	104,245
		2,742,291
Merchant Wholesalers, Durable Goods - 0.5%
4,084	Hyster-Yale Materials Handling, Inc.	119,089
Miscellaneous Manufacturing - 0.5%
53,568	Hexagon Purus Holding AS (Norway) (a)	103,871
Oil and Gas Extraction - 18.2%
30,166	BP Plc (United Kingdom) ADR (a)	1,003,925
102,805	CIMC Enric Holdings Limited (Hong Kong)	100,187
293,081	ENEOS Holdings, Inc. (Japan)	965,796
43,624	Idemitsu Kosan Co., Ltd (Japan)	953,867
17,853	Shell Plc (United Kingdom) ADR (a)	993,162
		4,016,937
Primary Metal Manufacturing - 0.5%
30,352	Kaori Heat Treatment Co., Ltd. (Taiwan)	110,208
Transportation Equipment Manufacturing - 6.9%
270,177	Ballard Power Systems, Inc. (Canada) ADR (a)(b)	1,531,904
Shares		Fair Value
Utilities - 9.4%
1,008,214	AFC Energy Plc (United Kingdom) (a)	$246,090
144,274	Ceres Power Holdings Plc (United Kingdom) (a)(b)	544,505
311,189	FuelCell Energy, Inc. (a)	970,910
4,538	Korea Gas Corp. (South Korea)	110,865
15,602	S-Fuelcell Co., Ltd (South Korea)	219,608
		2,091,978
	TOTAL COMMON STOCKS (Cost $35,743,613)	$21,924,836
SHORT TERM INVESTMENTS - 17.7%
Money Market Funds - 17.7%
3,905,853	Dreyfus Government Cash Management Institutional Shares, 2.91% (c)(d)	$3,905,853
	TOTAL SHORT TERM INVESTMENTS (Cost $3,905,853)	$3,905,853
	TOTAL INVESTMENTS (Cost $39,649,466) - 116.7%	$25,830,689
	Liabilities in Excess of Other Assets - (16.7%)	(3,692,014)
	TOTAL NET ASSETS - 100.0%	$22,138,675

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at October 31, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
23

Direxion Moonshot Innovators ETF

Schedule of Investments

October 31, 2022

Shares		Fair Value
COMMON STOCKS - 99.5%
Administrative and Support Services - 5.3%
26,146	Roblox Corp. (a)	$1,169,772
37,014	SentinelOne, Inc. (a)	845,400
		2,015,172
Ambulatory Health Care Services - 2.2%
325,057	Invitae Corp. (a)(b)	838,647
Chemical Manufacturing - 8.0%
58,094	Arcturus Therapeutics Holdings, Inc. (a)	1,028,264
100,579	BridgeBio Pharma, Inc. (a)	1,049,039
17,590	Intellia Therapeutics, Inc. (a)	928,400
		3,005,703
Computer and Electronic Product Manufacturing - 12.1%
13,235	Ambarella Inc. ADR (a)	724,352
145,420	Indie Semiconductor, Inc. (a)	1,137,184
226,912	MicroVision, Inc. (a)(b)	830,498
289,944	Nano Dimension Ltd. ADR (Israel) (a)	719,061
109,474	Ondas Holdings, Inc. (a)(b)	437,896
140,421	Vuzix Corp. (a)(b)	702,105
		4,551,096
Construction of Buildings - 0.3%
114,105	Xos, Inc. (a)	128,939
Electronics and Appliance Stores - 1.5%
43,982	UiPath, Inc. (a)	556,372
Food Services and Drinking Places - 3.2%
31,759	Yelp, Inc. (a)	1,219,863
Management of Companies and Enterprises - 1.3%
66,671	CureVac N.V. ADR (Netherlands) (a)	485,365
Merchant Wholesalers, Nondurable Goods - 1.7%
133,629	Atara Biotherapeutics, Inc. (a)	622,711
Miscellaneous Manufacturing - 2.8%
481,750	Inovio Pharmaceuticals, Inc. (a)	1,040,580
Motion Picture and Sound Recording Industries - 1.8%
62,130	ADEIA, Inc.	694,613
Nonstore Retailers - 1.8%
136,146	Jumia Technologies AG ADR (Germany) (a)	675,284
Oil and Gas Extraction - 2.3%
816,876	Meta Materials, Inc. (a)	865,888
Printing and Related Support Activities - 2.2%
102,331	Fisker, Inc. (a)(b)	833,998
Professional, Scientific, and Technical Services - 13.7%
46,070	Asana, Inc. (a)	949,042
56,325	Avidity Biosciences, Inc. (a)	804,321
79,726	Local Bounti Corp. (a)(b)	235,989
9,661	Okta, Inc. (a)	542,175
97,353	Sarcos Technology and Robotics Corp. (a)	196,653
42,524	Squarespace, Inc. (a)	944,458
109,360	Tusimple Holdings, Inc. (a)	375,105
21,177	Unity Software, Inc. (a)	624,721
135,362	Vimeo, Inc. (a)	514,376
		5,186,840
Shares		Fair Value
Publishing Industries (except Internet) - 3.3%
48,851	C3.ai, Inc. (a)	$640,437
71,657	Fastly, Inc. (a)	608,368
		1,248,805
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 36.0%
240,651	Aeva Technologies, Inc. (a)	481,302
345,482	AEye, Inc. (a)	300,742
428,953	Aurora Innovation, Inc. (a)	883,643
243,762	Benson Hill, Inc. (a)	826,353
293,566	Butterfly Network, Inc. (a)(b)	1,438,473
406,671	Desktop Metal, Inc. (a)(b)	1,028,878
336,707	Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	919,210
258,079	Hyliion Holdings Corp. (a)	735,525
282,105	Hyzon Motors, Inc. (a)	538,821
236,034	Inoviz Technologies Ltd. ADR (Israel) (a)	1,182,530
757,591	Latch, Inc. (a)	1,015,172
536,808	Ouster, Inc. (a)	671,010
155,133	Pear Therapeutics, Inc. (a)	426,616
192,899	Planet Labs PBC (a)	1,012,720
131,492	Roivant Sciences Ltd. ADR (a)(b)	675,869
831,337	Velodyne Lidar, Inc. (a)	820,945
141,477	Virgin Galactic Holdings, Inc. (a)(b)	653,624
		13,611,433
	TOTAL COMMON STOCKS (Cost $66,014,382)	$37,581,309
SHORT TERM INVESTMENTS - 16.7%
Money Market Funds - 16.7%
6,325,075	Dreyfus Government Cash Management Institutional Shares, 2.91% (c)(d)	$6,325,075
	TOTAL SHORT TERM INVESTMENTS (Cost $6,325,075)	$6,325,075
	TOTAL INVESTMENTS (Cost $72,339,457) - 116.2%	$43,906,384
	Liabilities in Excess of Other Assets - (16.2)%	(6,134,585)
	TOTAL NET ASSETS - 100.0%	$37,771,799

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at October 31, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
24

Direxion mRNA ETF

Schedule of Investments

October 31, 2022

Shares		Fair Value
COMMON STOCKS - 99.8%
Chemical Manufacturing - 58.5%
746	Alnylam Pharmaceuticals, Inc. (a)	$154,616
81,701	Arbutus Biopharma Corp. ADR (Canada) (a)	191,180
9,187	Arcturus Therapeutics Holdings, Inc. (a)	162,610
1,286	BeiGene Ltd. ADR (a)	217,192
2,786	Intellia Therapeutics, Inc. (a)	147,045
3,398	Ionis Pharmaceuticals, Inc. (a)	150,192
7,905	Maravai LifeSciences Holdings, Inc. (a)	131,223
7,393	PepGen, Inc. (a)	90,786
32,241	Sangamo Therapeutics, Inc. (a)	141,538
2,180	Sarepta Therapeutics, Inc. (a)	248,564
12,474	Stoke Therapeutics, Inc. (a)	185,239
822	Vertex Pharmaceuticals, Inc. (a)	256,464
		2,076,649
Management of Companies and Enterprises - 4.2%
20,292	CureVac N.V. ADR (Netherlands) (a)	147,726
Merchant Wholesalers, Durable Goods - 3.9%
12,268	Dyne Therapeutics, Inc. (a)	139,855
	Professional, Scientific, and Technical Services - 33.2%
4,568	Arrowhead Pharmaceuticals, Inc. (a)	159,012
9,527	Avidity Biosciences, Inc. (a)	136,046
1,802	BioNTech SE ADR (Germany)	248,027
50,816	Gritstone bio, Inc. (a)	163,627
2,034	Moderna, Inc. (a)	305,771
106,882	Sorrento Therapeutics Inc. (a)	167,805
		1,180,288
	TOTAL COMMON STOCKS (Cost $4,051,204)	$3,544,518
SHORT TERM INVESTMENTS - 0.0% (†)
Money Market Funds - 0.0% (†)
91	Dreyfus Government Cash Management Institutional Shares, 2.91% (b)	$91
	TOTAL SHORT TERM INVESTMENTS (Cost $91)	$91
	TOTAL INVESTMENTS (Cost $4,051,295) - 99.8%	$3,544,609
	Other Assets in Excess of Liabilities - 0.2%	5,675
	TOTAL NET ASSETS - 100.0%	$3,550,284

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)  Less than 0.05%.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at October 31, 2022.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
25

Direxion Nanotechnology ETF

Schedule of Investments

October 31, 2022

Shares		Fair Value
COMMON STOCKS - 99.9%
Chemical Manufacturing - 31.8%
1,280	Aadi Bioscience, Inc. (a)	$16,531
1,909	Alkermes PLC ADR (Ireland) (a)	43,334
219	Alnylam Pharmaceuticals, Inc. (a)	45,390
5,630	Arcturus Therapeutics Holdings, Inc. (a)	99,651
3,407	Beam Therapeutics, Inc. (a)	150,113
664	Cabot Corp.	48,791
3,897	Generation Bio Co. (a)	19,953
880	Intellia Therapeutics, Inc. (a)	46,446
304	Jazz Pharmaceuticals PLC ADR (Ireland) (a)	43,712
		513,921
Computer and Electronic Product Manufacturing - 39.2%
378	AMETEK, Inc.	49,012
58,210	Bionano Genomics, Inc. (a)(b)	136,211
2,972	Bruker Corp.	183,788
167	Danaher Corp.	42,029
521	Lumentum Holdings, Inc. (a)	38,788
25,724	Nano Dimension Ltd. ADR (Israel) (a)	63,796
334	NVE Corp.	20,711
2,998	Seer, Inc. (a)	23,474
83	Thermo Fisher Scientific, Inc.	42,660
6,269	Vuzix Corp. (a)(b)	31,345
		631,814
Machinery Manufacturing - 5.7%
226	IDEX Corp.	50,242
104	Lam Research Corp.	42,097
		92,339
Merchant Wholesalers, Durable Goods - 2.6%
133	KLA-Tencor Corp.	42,088
Merchant Wholesalers, Nondurable Goods - 1.7%
5,100	PDS Biotechnology Corp. (a)	26,724
Miscellaneous Manufacturing - 1.5%
1,761	AngioDynamics, Inc. (a)	24,813
Oil and Gas Extraction - 5.0%
76,319	Meta Materials, Inc. (a)	80,898
Professional, Scientific, and Technical Services - 9.1%
322	BioNTech SE ADR (Germany)	44,320
10,836	Liquidia Technologies, Inc. (a)	52,988
334	Moderna, Inc. (a)	50,210
		147,518
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.3%
10,243	Roivant Sciences Ltd. ADR (a)	52,649
	TOTAL COMMON STOCKS (Cost $2,012,813)	$1,612,764
Shares		Fair Value
SHORT TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
144,050	Dreyfus Government Cash Management Institutional Shares, 2.91% (c)(d)	$144,050
	TOTAL SHORT TERM INVESTMENTS (Cost $144,050)	$144,050
	TOTAL INVESTMENTS (Cost $2,156,863) - 108.9%	$1,756,814
	Liabilities in Excess of Other Assets - (8.9)%	(142,921)
	TOTAL NET ASSETS - 100.0%	$1,613,893

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at October 31, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
26

Direxion NASDAQ-100® Equal Weighted Index Shares

Schedule of Investments

October 31, 2022

Shares		Fair Value
COMMON STOCKS - 99.9%
Accommodation - 1.0%
45,305	Marriott International, Inc. Class A	$7,253,784
Administrative and Support Services - 2.9%
28,895	Atlassian Corp. (a)	5,857,884
30,040	Automatic Data Processing, Inc.	7,260,668
3,740	Booking Holdings, Inc. (a)	6,991,855
		20,110,407
Apparel Manufacturing - 1.0%
21,061	Lululemon Athletica, Inc. (a)	6,929,911
Beverage and Tobacco Product Manufacturing - 3.2%
188,825	Keurig Dr Pepper, Inc.	7,333,963
80,452	Monster Beverage Corp. (a)	7,539,962
42,035	PepsiCo, Inc.	7,632,715
		22,506,640
Broadcasting and Content Providers - 2.9%
18,589	Charter Communications, Inc. (a)	6,833,688
203,313	Comcast Corp. Class A	6,453,155
1,175,650	Sirius XM Holdings, Inc. (b)	7,100,926
		20,387,769
Chemical Manufacturing - 7.8%
30,365	Amgen, Inc.	8,209,178
120,907	AstraZeneca PLC ADR (United Kingdom)	7,110,540
33,701	Biogen, Inc. (a)	9,552,211
106,991	Gilead Sciences, Inc.	8,394,514
9,881	Regeneron Pharmaceuticals, Inc. (a)	7,398,399
49,417	Seagen, Inc. (a)	6,283,866
24,227	Vertex Pharmaceuticals, Inc. (a)	7,558,824
		54,507,532
Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 1.0%
77,777	Ross Stores, Inc.	7,442,481
Computer and Electronic Product Manufacturing - 17.6%
91,734	Advanced Micro Devices, Inc. (a)	5,509,544
34,137	Alphabet, Inc. Class A (a)	3,226,288
33,864	Alphabet, Inc. Class C (a)	3,205,566
47,007	Analog Devices, Inc.	6,704,138
46,574	Apple, Inc.	7,141,657
13,968	Broadcom, Inc.	6,566,636
162,093	Cisco Systems, Inc.	7,363,885
139,203	Fortinet, Inc. (a)	7,956,843
20,489	IDEXX Laboratories, Inc. (a)	7,369,483
35,123	Illumina, Inc. (a)	8,036,845
240,035	Intel Corp.	6,824,195
151,426	Marvell Technology, Inc.	6,008,584
106,828	Microchip Technology, Inc.	6,595,561
132,803	Micron Technology, Inc.	7,184,642
53,179	NVIDIA Corp. (a)	7,177,570
43,883	NXP Semiconductors NV ADR (Netherlands)	6,410,429
Shares		Fair Value
Computer and Electronic Product Manufacturing (continued)
56,172	Qualcomm, Inc.	$6,609,198
70,270	Skyworks Solutions, Inc.	6,043,923
42,470	Texas Instruments, Inc.	6,821,956
		122,756,943
Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 1.0%
67,741	Fiserv, Inc. (a)	6,959,710
Food Manufacturing - 2.1%
116,395	Mondelez International, Inc.	7,155,965
202,207	The Kraft Heinz Co.	7,778,903
		14,934,868
Food Services and Drinking Places - 2.0%
17,358	Cintas Corp.	7,421,413
76,866	Starbucks Corp.	6,655,827
		14,077,240
General Merchandise Retailers - 6.4%
56,817	Amazon.com, Inc. (a)	5,820,334
13,922	Costco Wholesale Corp.	6,981,883
49,455	Dollar Tree, Inc. (a)	7,838,618
167,110	eBay, Inc.	6,657,662
126,759	JD.com, Inc. ADR (China)	4,726,843
7,636	MercadoLibre, Inc. (a)	6,884,770
106,886	Pinduoduo, Inc. ADR (China) (a)	5,860,559
		44,770,669
Health and Personal Care Stores - 1.1%
204,804	Walgreens Boots Alliance, Inc.	7,475,346
Machinery Manufacturing - 3.0%
78,976	Applied Materials, Inc.	6,972,791
15,021	ASML Holding NV ADR (Netherlands)	7,096,221
17,151	Lam Research Corp.	6,942,382
		21,011,394
Merchant Wholesalers, Durable Goods - 3.0%
63,747	Copart, Inc. (a)	7,332,180
148,190	Fastenal Co.	7,162,023
20,918	KLA-Tencor Corp.	6,619,501
		21,113,704
Miscellaneous Manufacturing - 3.3%
28,185	Align Technology, Inc. (a)	5,476,346
77,907	DexCom, Inc. (a)	9,409,607
34,026	Intuitive Surgical, Inc. (a)	8,386,388
		23,272,341
Motion Picture and Sound Recording Industries - 1.2%
29,229	Netflix, Inc. (a)	8,531,361
Motor Vehicle and Parts Dealers - 1.2%
10,120	O'Reilly Automotive, Inc. (a)	8,472,160
Performing Arts, Spectator Sports, and Related Industries - 2.0%
92,326	Activision Blizzard, Inc.	6,721,333
57,659	Electronic Arts, Inc.	7,262,727
		13,984,060

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
27

Direxion NASDAQ-100® Equal Weighted Index Shares

Schedule of Investments, continued

October 31, 2022

Shares		Fair Value
Professional, Scientific, and Technical Services - 11.2%
56,743	Baidu, Inc. ADR (China) (a)	$4,344,812
112,840	Cognizant Technology Solutions Corp. Class A	7,024,290
126,759	Match Group, Inc. (a)	5,475,989
47,977	Meta Platforms, Inc. (a)	4,469,537
50,956	Moderna, Inc. (a)	7,660,215
118,940	Okta, Inc. (a)	6,674,913
40,316	Palto Alto Networks, Inc. (a)	6,917,822
58,425	Paychex, Inc.	6,912,262
40,099	VeriSign, Inc. (a)	8,038,246
38,056	Verisk Analytics, Inc. Class A	6,957,778
46,088	Workday, Inc. (a)	7,181,432
41,410	Zscaler, Inc. (a)	6,381,281
		78,038,577
Publishing Industries - 10.5%
23,434	Adobe Systems, Inc. (a)	7,463,729
29,154	ANSYS, Inc. (a)	6,447,699
35,999	Autodesk, Inc. (a)	7,714,586
42,726	Cadence Design Systems, Inc. (a)	6,468,289
41,043	CrowdStrike Holdings, Inc. (a)	6,616,132
76,917	Datadog, Inc. (a)	6,192,588
124,048	DocuSign, Inc. (a)	5,991,518
16,593	Intuit, Inc.	7,093,507
28,678	Microsoft Corp.	6,657,024
77,306	Splunk, Inc. (a)	6,424,902
22,337	Synopsys, Inc. (a)	6,534,689
		73,604,663
Rail Transportation - 1.0%
238,000	CSX Corp.	6,916,280
Rental and Leasing Services - 0.9%
59,104	Airbnb, Inc. (a)	6,318,809
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.9%
433,785	Lucid Group, Inc. (a)(b)	6,198,788
Specialty Trade Contractors - 0.7%
84,858	NetEase.com, Inc. ADR (China) (a)	4,719,802
Telecommunications - 3.0%
74,666	PayPal Holdings, Inc. (a)	6,240,584
50,151	T-Mobile US, Inc. (a)	7,600,886
89,205	Zoom Video Communications, Inc. (a)	7,443,265
		21,284,735
Transportation Equipment Manufacturing - 3.1%
39,575	Honeywell International, Inc.	8,074,091
82,436	Paccar, Inc.	7,982,278
23,137	Tesla Motors, Inc. (a)	5,264,593
		21,320,962
Truck Transportation - 1.1%
27,629	Old Dominion Freight Line, Inc.	7,586,923
Shares		Fair Value
Utilities - 3.8%
69,935	American Electric Power Co., Inc.	$6,148,685
82,022	Constellation Energy Corp.	7,754,360
162,439	Exelon Corp.	6,268,521
94,974	Xcel Energy, Inc.	6,183,757
		26,355,323
	TOTAL COMMON STOCKS (Cost $806,517,465)	$698,843,182
SHORT TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%
13,201,004	Dreyfus Government Cash Management Institutional Shares, 2.91% (c)(d)	$13,201,004
	TOTAL SHORT TERM INVESTMENTS (Cost $13,201,004)	$13,201,004
	TOTAL INVESTMENTS (Cost $819,718,469) - 101.8%	$712,044,186
	Liabilities in Excess of Other Assets - (1.8)%	(12,368,168)
	TOTAL NET ASSETS - 100.0%	$699,676,018

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at October 31, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
28

Direxion Work From Home ETF

Schedule of Investments

October 31, 2022

Shares		Fair Value
COMMON STOCKS - 99.7%
Administrative and Support Services - 6.7%
11,654	Alibaba Group Holding Ltd. ADR (a)	$740,961
4,485	Atlassian Corp. (a)	909,244
41,085	SentinelOne, Inc. (a)	938,382
		2,588,587
Computer and Electronic Product Manufacturing - 21.0%
9,647	Alphabet, Inc. Class A (a)	911,738
520,142	Avaya Holdings Corp. (a)(b)	821,824
2,090	Broadcom, Inc.	982,551
23,454	Cisco Systems, Inc.	1,065,515
20,929	Fortinet, Inc. (a)	1,196,302
8,268	International Business Machines Corp.	1,143,382
22,581	Marvell Technology, Inc.	896,014
14,935	NetApp, Inc.	1,034,547
		8,051,873
Data Processing, Hosting and Related Services - 5.0%
24,647	RingCentral, Inc. (a)	875,461
9,132	VMware, Inc.	1,027,624
		1,903,085
Electronics and Appliance Stores - 2.9%
31,519	Smartsheet, Inc. (a)	1,100,644
Management of Companies and Enterprises - 3.0%
60,718	America Movil SAB de CV Series L ADR (Mexico)	1,142,106
Nonstore Retailers - 2.2%
8,155	Amazon.com, Inc. (a)	835,398
Professional, Scientific, and Technical Services - 23.3%
6,583	Meta Platforms, Inc. (a)	613,272
46,991	Nutanix, Inc. (a)	1,287,553
17,256	Okta, Inc. (a)	968,407
5,866	Palto Alto Networks, Inc. (a)	1,006,547
221,825	Rackspace Technology, Inc. (a)(b)	1,142,399
2,377	ServiceNow, Inc. (a)	1,000,099
91,896	Sprinklr, Inc. (a)	850,038
6,370	Workday, Inc. (a)	992,573
7,148	Zscaler, Inc. (a)	1,101,507
		8,962,395
Publishing Industries (except Internet) - 30.4%
2,781	Adobe Systems, Inc. (a)	885,748
263,972	Agora, Inc. ADR (a)	736,482
40,316	Box, Inc. (a)	1,171,180
6,140	CrowdStrike Holdings, Inc. (a)	989,768
7,410	CyberArk Software Ltd. ADR (Israel) (a)	1,162,703
19,149	DocuSign, Inc. (a)	924,897
1,291,133	Exela Technologies, Inc. (a)	306,644
4,091	Microsoft Corp.	949,644
14,175	Oracle Corp.	1,106,642
22,596	Progress Software Corp.	1,153,074
6,889	Salesforce.com, Inc. (a)	1,120,082
15,551	Twilio, Inc. (a)	1,156,528
		11,663,392
Shares		Fair Value
Telecommunications - 5.2%
219,977	8x8, Inc. (a)	$930,503
13,032	Zoom Video Communications, Inc. (a)	1,087,390
		2,017,893
	TOTAL COMMON STOCKS (Cost $58,862,058)	$38,265,373
SHORT TERM INVESTMENTS - 1.7%
Money Market Funds - 1.7%
654,039	Dreyfus Government Cash Management Institutional Shares, 2.91% (c)(d)	$654,039
	TOTAL SHORT TERM INVESTMENTS (Cost $654,039)	$654,039
	TOTAL INVESTMENTS (Cost $59,516,097) - 101.4%	$38,919,412
	Liabilities in Excess of Other Assets - (1.4)%	(548,614)
	TOTAL NET ASSETS - 100.0%	$38,370,798

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at October 31, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
29

Statements of Assets and Liabilities

October 31, 2022

	Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Direxion Breakfast Commodities Strategy ETF (Consolidated)	Direxion Hydrogen ETF	Direxion Moonshot Innovators ETF
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$301,128,639	$6,273,596	$25,830,689	$43,906,384
Cash held in foreign currency, at value	—	—	1	—
Receivable for investments sold	—	—	4,453,680	—
Deposit at broker for futures contracts	—	492,562	—	—
Dividend and interest receivable	730,826	15,182	64,088	23,863
Tax reclaim receivable	—	—	14,301	—
Variation margin receivable, net	—	117,129	—	—
Prepaid expenses and other assets	89,602	—	—	—
Total Assets	301,949,067	6,898,469	30,362,759	43,930,247
Liabilities:
Collateral for securities loaned (Note 2)	—	—	3,681,644	6,137,963
Payable for Fund shares redeemed	4,480,099	—	—	—
Payable for investments purchased	—	—	4,533,952	—
Due to Adviser (Note 6)	129,401	2,904	7,545	18,909
Due to broker for futures contracts	—	24,381	—	—
Accrued operating services fees (Note 6)	51,761	1,161	943	1,576
Total Liabilities	4,661,261	28,446	8,224,084	6,158,448
Net Assets	$297,287,806	$6,870,023	$22,138,675	$37,771,799
Net Assets Consist of:
Capital stock	$290,276,682	$6,824,850	$41,409,164	$169,869,372
Total distributable earnings (loss)	7,011,124	45,173	(19,270,489)	(132,097,573)
Net Assets	$297,287,806	$6,870,023	$22,138,675	$37,771,799
Calculation of Net Asset Value Per Share:
Net assets	$297,287,806	$6,870,023	$22,138,675	$37,771,799
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	9,950,001	300,001	1,700,002	2,875,001
Net assets value, redemption price and offering price per share	$29.88	$22.90	$13.02	$13.14
Cost of Investments	$301,128,639	$6,273,596	$39,649,466	$72,339,457

*  Securities loaned with values of $–, $–, $3,717,220 and $5,903,311, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
30

Statements of Assets and Liabilities

October 31, 2022

	Direxion mRNA ETF	Direxion Nanotechnology ETF	Direxion NASDAQ-100® Equal Weighted Index Shares	Direxion Work From Home ETF
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$3,544,609	$1,756,814	$712,044,186	$38,919,412
Receivable for investments sold	111,409	—	—	—
Dividend and interest receivable	7	504	166,010	44,198
Tax reclaim receivable	440	60	—	—
Total Assets	3,656,465	1,757,378	712,210,196	38,963,610
Liabilities:
Collateral for securities loaned (Note 2)	—	142,643	12,332,927	578,552
Payable for investments purchased	104,311	—	—	—
Due to Adviser (Note 6)	1,726	777	172,501	12,675
Accrued operating services fees (Note 6)	144	65	28,750	1,585
Total Liabilities	106,181	143,485	12,534,178	592,812
Net Assets	$3,550,284	$1,613,893	$699,676,018	$38,370,798
Net Assets Consist of:
Capital stock	$5,418,958	$2,499,372	$825,297,494	$63,615,329
Total distributable loss	(1,868,674)	(885,479)	(125,621,476)	(25,244,531)
Net Assets	$3,550,284	$1,613,893	$699,676,018	$38,370,798
Calculation of Net Asset Value Per Share:
Net assets	$3,550,284	$1,613,893	$699,676,018	$38,370,798
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	250,001	100,001	10,950,002	875,001
Net assets value, redemption price and offering price per share	$14.20	$16.14	$63.90	$43.85
Cost of Investments	$4,051,295	$2,156,863	$819,718,469	$59,516,097

*  Securities loaned with values of $–, $132,007, $12,864,473 and $564,151, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
31

Statements of Operations

For the Year Ended October 31, 2022

	Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Direxion Breakfast Commodities Strategy ETF (Consolidated)[1]	Direxion Hydrogen ETF	Direxion Moonshot Innovators ETF
Investment Income:
Dividend income (net of foreign withholding tax of $—, $—, $61,328 and $—, respectively)	$—	$—	$386,108	$82,811
Interest income	3,050,423	49,295	1,642	1,392
Securities lending income	—	—	139,766	800,492
Foreign currency income	—	—	3	—
Total investment income	3,050,423	49,295	527,519	884,695
Expenses:
Investment advisory fees (Note 6)	1,687,406	13,292	129,840	411,830
Operating services fees (Note 6)	674,962	5,316	16,230	34,319
Excise tax	576,794	—	—	—
Total Expenses	2,939,162	18,608	146,070	446,149
Net investment income	111,261	30,687	381,449	438,546
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	—	—	(5,243,620)	(74,884,626)
Foreign currency translation	—	—	(76,530)	—
In-kind redemptions	—	—	(160,863)	(9,024,041)
Futures contracts	27,202,526	(461,604)	—	—
Net realized gain (loss)	27,202,526	(461,604)	(5,481,013)	(83,908,667)
Change in net unrealized appreciation (depreciation) on: Investment securities	—	—	(15,185,112)	7,934,248
Foreign currency translation	—	—	(2,416)	—
Futures contracts	(15,322,256)	33,349	—	—
Change in net unrealized appreciation (depreciation)	(15,322,256)	33,349	(15,187,528)	7,934,248
Net realized and unrealized gain (loss)	11,880,270	(428,255)	(20,668,541)	(75,974,419)
Net increase (decrease) in net assets resulting from operations	$11,991,531	$(397,568)	$(20,287,092)	$(75,535,873)

1  Represents the period from June 1, 2022 (commencement of operations) to October 31, 2022.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
32

Statements of Operations

For the Year Ended October 31, 2022

	Direxion mRNA ETF[2]	Direxion Nanotechnology ETF[1]	Direxion NASDAQ-100® Equal Weighted Index Shares	Direxion Work From Home ETF
Investment Income:
Dividend income (net of foreign withholding tax of $617, $79, $26,612 and $—, respectively)	$3,253	$5,377	$6,091,021	$1,003,045
Interest income	55	19	7,830	1,085
Securities lending income	12,316	4,917	558,842	17,496
Total investment income	15,624	10,313	6,657,693	1,021,626
Expenses:
Investment advisory fees (Note 6)	18,843	10,122	1,813,827	274,253
Operating services fees (Note 6)	1,570	844	302,305	34,281
Total Expenses	20,413	10,966	2,116,132	308,534
Net investment income (loss)	(4,789)	(653)	4,541,561	713,092
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(1,358,364)	(485,430)	(25,375,389)	(5,159,199)
In-kind redemptions	—	—	109,152,483	3,232,484
Net realized gain (loss)	(1,358,364)	(485,430)	83,777,094	(1,926,715)
Change in net unrealized appreciation (depreciation) on: Investment securities	(506,686)	(400,049)	(227,222,717)	(37,909,503)
Change in net unrealized appreciation (depreciation)	(506,686)	(400,049)	(227,222,717)	(37,909,503)
Net realized and unrealized loss	(1,865,050)	(885,479)	(143,445,623)	(39,836,218)
Net decrease in net assets resulting from operations	$(1,869,839)	$(886,132)	$(138,904,062)	$(39,123,126)

1  Represents the period from November 23, 2021 (commencement of operations) to October 31, 2022.

2  Represents the period from December 9, 2021 (commencement of operations) to October 31, 2022.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
33

Statements of Changes in Net Assets

	Direxion Auspice Broad Commodity Strategy ETF (Consolidated)		Direxion Breakfast Commodities Strategy ETF (Consolidated)
	Year Ended October 31, 2022	Year Ended October 31, 2021	For the Period June 1, 2022[1] through October 31, 2022
Operations:
Net investment income (loss)	$111,261	$(985,938)	$30,687
Net realized gain (loss)	27,202,526	26,159,862	(461,604)
Change in net unrealized appreciation (depreciation)	(15,322,256)	14,721,431	33,349
Net increase (decrease) in net assets resulting from operations	11,991,531	39,895,355	(397,568)
Distributions to shareholders:
Net distributions to shareholders	(45,900,192)	—	(15,661)
Total distributions	(45,900,192)	—	(15,661)
Capital share transactions:
Proceeds from shares sold	189,709,720	184,462,965	7,283,024
Cost of shares redeemed	(112,074,283)	(14,894,665)	—
Transaction fees (Note 4)	130,092	21,425	228
Net increase in net assets resulting from capital transactions	77,765,529	169,589,725	7,283,252
Total increase in net assets	43,856,868	209,485,080	6,870,023
Net assets:
Beginning of year/period	253,430,938	43,945,858	—
End of year/period	$297,287,806	$253,430,938	$6,870,023
Changes in shares outstanding
Shares outstanding, beginning of year/period	7,750,001	1,900,001	—
Shares sold	5,850,000	6,350,000	300,001
Shares repurchased	(3,650,000)	(500,000)	—
Shares outstanding, end of year/period	9,950,001	7,750,001	300,001

1  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
34

Statements of Changes in Net Assets

	Direxion Hydrogen ETF		Direxion Moonshot Innovators ETF
	Year Ended October 31, 2022	For the Period March 25, 2021[1] through October 31, 2021	Year Ended October 31, 2022	For the Period November 12, 2020[1] through October 31, 2021
Operations:
Net investment income	$381,449	$237,351	$438,546	$1,076,890
Net realized loss	(5,481,013)	(509,003)	(83,908,667)	(22,705,046)
Change in net unrealized appreciation (depreciation)	(15,187,528)	1,365,039	7,934,248	(36,367,321)
Net increase (decrease) in net assets resulting from operations	(20,287,092)	1,093,387	(75,535,873)	(57,995,477)
Distributions to shareholders:
Net distributions to shareholders	(399,661)	(127,435)	(953,134)	(680,526)
Return of capital	(15,230)	—	(193,011)	—
Total distributions	(414,891)	(127,435)	(1,146,145)	(680,526)
Capital share transactions:
Proceeds from shares sold	14,001,030	40,248,269	17,599,599	383,639,876
Cost of shares redeemed	(12,374,593)	—	(54,961,093)	(173,148,562)
Net increase (decrease) in net assets resulting from capital transactions	1,626,437	40,248,269	(37,361,494)	210,491,314
Total increase (decrease) in net assets	(19,075,546)	41,214,221	(114,043,512)	151,815,311
Net assets:
Beginning of year/period	41,214,221	—	151,815,311	—
End of year/period	$22,138,675	$41,214,221	$37,771,799	$151,815,311
Changes in shares outstanding
Shares outstanding, beginning of year/period	1,700,002	—	4,500,001	—
Shares sold	650,000	1,700,002	900,000	9,325,001
Shares repurchased	(650,000)	—	(2,525,000)	(4,825,000)
Shares outstanding, end of year/period	1,700,002	1,700,002	2,875,001	4,500,001

1  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
35

Statements of Changes in Net Assets

	Direxion mRNA ETF	Direxion Nanotechnology ETF
	For the Period December 9, 2021[1] through October 31, 2022	For the Period November 23, 2021[1] through October 31, 2022
Operations:
Net investment loss	$(4,789)	$(653)
Net realized loss	(1,358,364)	(485,430)
Change in net unrealized depreciation	(506,686)	(400,049)
Net decrease in net assets resulting from operations	(1,869,839)	(886,132)
Distributions to shareholders:
Net distributions to shareholders	—	—
Total distributions	—	—
Capital share transactions:
Proceeds from shares sold	5,419,623	2,500,025
Cost of shares redeemed	—	—
Transaction fees (Note 4)	500	—
Net increase in net assets resulting from capital transactions	5,420,123	2,500,025
Total increase in net assets	3,550,284	1,613,893
Net assets:
Beginning of period	—	—
End of period	$3,550,284	$1,613,893
Changes in shares outstanding
Shares outstanding, beginning of period	—	—
Shares sold	250,001	100,001
Shares repurchased	—	—
Shares outstanding, end of period	250,001	100,001

1  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
36

Statements of Changes in Net Assets

	Direxion NASDAQ-100® Equal Weighted Index Shares		Direxion Work From Home ETF
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net investment income	$4,541,561	$1,862,366	$713,092	$410,492
Net realized gain (loss)	83,777,094	41,329,702	(1,926,715)	35,124,597
Change in net unrealized appreciation (depreciation)	(227,222,717)	71,501,564	(37,909,503)	16,725,812
Net increase (decrease) in net assets resulting from operations	(138,904,062)	114,693,632	(39,123,126)	52,260,901
Distributions to shareholders:
Net distributions to shareholders	(18,877,170)	(2,011,608)	(723,713)	(1,572,820)
Total distributions	(18,877,170)	(2,011,608)	(723,713)	(1,572,820)
Capital share transactions:
Proceeds from shares sold	995,342,941	96,387,917	1,987,577	31,133,230
Cost of shares redeemed	(570,149,865)	(51,005,012)	(34,259,716)	(104,409,325)
Net increase (decrease) in net assets resulting from capital transactions	425,193,076	45,382,905	(32,272,139)	(73,276,095)
Total increase (decrease) in net assets	267,411,844	158,064,929	(72,118,978)	(22,588,014)
Net assets:
Beginning of year	432,264,174	274,199,245	110,489,776	133,077,790
End of year	$699,676,018	$432,264,174	$38,370,798	$110,489,776
Changes in shares outstanding
Shares outstanding, beginning of year	4,950,002	4,350,002	1,425,001	2,475,001
Shares sold	14,200,000	1,250,000	25,000	475,000
Shares repurchased	(8,200,000)	(650,000)	(575,000)	(1,525,000)
Shares outstanding, end of year	10,950,002	4,950,002	875,001	1,425,001
The accompanying notes are an integral part of these financial statements.

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Financial Highlights

October 31, 2022

													RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[6]	Total Expenses	Net Investment Income (Loss) After Expense Reimbursement	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) After Expense Reimbursement[2]	Portfolio Turnover Rate[7]
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)
For the Year Ended October 31, 2022	$32.70	$0.01	$0.06	$1.85	$1.86	$(4.68)	$—	$—	$(4.68)	$29.88	6.21%	$297,288	0.87%	0.87%	0.03%	0.70%	0.70%	0.20%	0%
For the Year Ended October 31, 2021	23.13	(0.20)	(0.20)	9.77	9.57	—	—	—	—	32.70	41.37%	253,431	0.70%	0.70%	(0.67)%	0.70%	0.70%	(0.67)%	0%
For the Year Ended October 31, 2020	23.53	(0.02)	(0.02)	(0.29)	(0.31)	(0.06)	—	(0.03)	(0.09)	23.13	-1.31%	43,946	0.70%	0.70%	(0.10)%	0.70%	0.70%	(0.10)%	0%
For the Year Ended October 31, 2019	24.58	0.35	0.35	(0.77)	(0.42)	(0.63)	—	—	(0.63)	23.53	-1.72%	42,360	0.70%	0.79%	1.47%	0.70%	0.79%	1.47%	0%
For the Year Ended October 31, 2018	23.82	0.20	0.20	0.72	0.92	(0.16)	—	—	(0.16)	24.58	3.84%	52,847	0.70%	0.84%	0.80%	0.70%	0.84%	0.80%	0%
Direxion Breakfast Commodities Strategy ETF (Consolidated)
For the Period June 1, 2022[8] through October 31, 2022	25.00	0.11	0.11	(2.16)	(2.05)	(0.05)	—	—	(0.05)	22.90	-8.19%	6,870	0.70%	0.70%	1.15%	0.70%	0.70%	1.15%	0%
Direxion Hydrogen ETF
For the Year Ended October 31, 2022	24.24	0.21	0.21	(11.21)	(11.00)	(0.21)	—	(0.01)	(0.22)	13.02	-45.57%	22,139	0.45%	0.45%	1.18%	0.45%	0.45%	1.18%	37%
For the Period March 25, 2021[8] through October 31, 2021	24.00	0.16	0.16	0.16	0.32	(0.08)	—	—	(0.08)	24.24	1.37%	41,214	0.45%	0.45%	1.21%	0.45%	0.45%	1.21%	55%
Direxion Moonshot Innovators ETF
For the Year Ended October 31, 2022	33.74	0.13	0.13	(20.43)	(20.30)	(0.25)	—	(0.05)	(0.30)	13.14	-60.64%	37,772	0.65%	0.65%	0.64%	0.65%	0.65%	0.64%	120%
For the Period November 12, 2020[8] through October 31, 2021	25.00	0.27	0.27	8.61	8.88	(0.14)	—	—	(0.14)	33.74	35.54%	151,815	0.65%	0.65%	0.76%	0.65%	0.65%	0.76%	87%
Direxion mRNA ETF
For the Period December 9, 2021[8] through October 31, 2022	25.00	(0.02)	(0.02)	(10.78)	(10.80)	—	—	—	—	14.20	-43.20%	3,550	0.65%	0.65%	(0.15)%	0.65%	0.65%	(0.15)%	85%
Direxion Nanotechnology ETF
For the Period November 23, 2021[8] through October 31, 2022	25.00	(0.01)	(0.01)	(8.85)	(8.86)	—	—	—	—	16.14	-35.44%	1,614	0.65%	0.65%	(0.04)%	0.65%	0.65%	(0.04)%	78%
Direxion NASDAQ-100® Equal Weighted Index Shares
For the Year Ended October 31, 2022	87.33	0.53	0.53	(20.59)	(20.06)	(0.50)	(2.87)	—	(3.37)	63.90	-23.78%	699,676	0.35%	0.35%	0.75%	0.35%	0.35%	0.75%	34%
For the Year Ended October 31, 2021	63.03	0.39	0.39	24.33	24.72	(0.39)	(0.03)	—	(0.42)	87.33	39.30%	432,264	0.35%	0.35%	0.49%	0.35%	0.35%	0.49%	30%
For the Year Ended October 31, 2020	51.32	0.38	0.38	11.72	12.10	(0.39)	—	—	(0.39)	63.03	23.69%	274,199	0.35%	0.35%	0.67%	0.35%	0.35%	0.67%	35%
For the Year Ended October 31, 2019	43.27	0.39	0.39	8.04	8.43	(0.38)	—	—	(0.38)	51.32	19.59%	215,563	0.35%	0.44%	0.82%	0.35%	0.44%	0.82%	28%
For the Year Ended October 31, 2018	41.90	0.31	0.31	1.37	1.68	(0.31)	—	—	(0.31)	43.27	3.98%	179,574	0.35%	0.49%	0.68%	0.35%	0.49%	0.68%	27%
Direxion Work From Home ETF
For the Year Ended October 31, 2022	77.54	0.63	0.63	(33.78)	(33.15)	(0.54)	—	—	(0.54)	43.85	-43.00%	38,371	0.45%	0.45%	1.04%	0.45%	0.45%	1.04%	45%
For the Year Ended October 31, 2021	53.77	0.22	0.22	24.24	24.46	(0.27)	(0.42)	—	(0.69)	77.54	45.69%	110,490	0.45%	0.45%	0.31%	0.45%	0.45%	0.31%	35%
For the Period June 25, 2020[8] through October 31, 2020	50.00	0.15	0.15	3.65	3.80	(0.03)	—	—	(0.03)	53.77	7.60%	133,078	0.45%	0.45%	0.81%	0.45%	0.45%	0.81%	32%

1  Net investment income (loss) per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each period.

2  Excludes interest expense and extraordinary expenses which comprise of tax and litigation expenses.

3  Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain (loss) per share will not equal the Fund's changes in net realized and unrealized gain (loss) on investments, in-kind redemptions, futures and swaps for the period.

4  Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

  For the years October 31, 2018 through October 31, 2019 the total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

5  For periods less than a year, these ratios are annualized.

6  For the years ended October 31, 2018 through October 31, 2019, net expenses include affects of any reimbursement/waiver or recoupment.

7  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares. Portfolio turnover rate does not include effects of turnover of the swap and future contracts portfolio. Short-term securities with maturities less than or equal to 365 days are also excluded from portfolio turnover calculation.

8  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

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Direxion Shares ETF Trust

Notes to the Financial Statements

October 31, 2022

1.  ORGANIZATION

The Direxion Shares ETF Trust (the "Trust") is a Delaware statutory trust formed on April 23, 2008 and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is a registered investment company that has 87 separate series (each, a "Fund" and together the "Funds"). Eight of these Funds are included in this report:

Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Direxion mRNA ETF
Direxion Breakfast Commodities Strategy ETF (Consolidated)	Direxion Nanotechnology ETF
Direxion Hydrogen ETF	Direxion NASDAQ-100® Equal Weighted Index Shares
Direxion Moonshot Innovators ETF	Direxion Work From Home ETF

The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications ("ASC") 946, Financial Services-Investment Companies.

Rafferty Asset Management, LLC ("Rafferty") serves as investment adviser to the Funds. Rafferty has registered as a commodity pool operator ("CPO") and the Direxion Auspice Broad Commodity Strategy ETF (Consolidated) and Direxion Breakfast Commodities Strategy ETF (Consolidated) are considered commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, Rafferty is subject to registration and regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission and the National Futures Association, including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements.

Each Fund seeks investment results, before fees and expenses, that track the performance of the underlying index as listed below:

Funds	Index or Benchmark
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Auspice Broad Commodity Index
Direxion Breakfast Commodities Strategy ETF (Consolidated)	S&P GSCI Dynamic Roll Breakfast (OJ 5% Capped) Index
Direxion Hydrogen ETF	Indxx Hydrogen Economy Index
Direxion Moonshot Innovators ETF	S&P Kensho Moonshots Index
Direxion mRNA ETF	BITA Messenger RNA Technology Index
Direxion Nanotechnology ETF	S&P Kensho Extended Nanotechnology Index
Direxion NASDAQ-100® Equal Weighted Index Shares	NASDAQ-100® Equal Weighted Index
Direxion Work From Home ETF	Solactive Remote Work Index

The Direxion Auspice Broad Commodity Strategy ETF (Consolidated) primarily invests in commodity and financial futures contracts directly and/or indirectly through its wholly-owned subsidiary, Direxion BCS Fund Ltd. ("BCS Fund"), in order to track the returns of the Auspice Broad Commodity Index within the limitation of the U.S. federal tax requirements applicable to regulated investment companies.

The Direxion Breakfast Commodities Strategy ETF (Consolidated) primarily invests in tradeable commodity futures contracts directly and/or indirectly through its wholly-owned subsidiary, Direxion BKT Fund Ltd. ("BKT Fund"), in order to track the returns of the S&P GSCI Dynamic Roll Breakfast (OJ 5% Capped) Index within the limitation of the U.S. federal tax requirements applicable to regulated investment companies.

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2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

a) Investment Valuation – The Net Asset Value ("NAV") per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally at 4:00 p.m. Eastern time ("Valuation Time")), each day the NYSE is open for business. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market ("NASDAQ") for which market quotations are readily available are valued using the NASDAQ® Official Closing Price ("NOCP") provided by NASDAQ each business day. Over-the-counter ("OTC") securities held by a Fund are valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities or; if no sales price is reported, the mean of the last bid and asked price is used. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. The Funds valued their investments in money market funds based on their daily net asset values. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Securities and swap contracts are fair valued as determined by the Rafferty under the supervision of the Board of Trustees (the "Board") in the following scenarios: a) reliable market quotations are not readily available; b) the Funds' pricing service does not provide a valuation for such securities; c) the Funds' pricing service provides a valuation that in the judgment of the Rafferty does not represent fair value; or d) the Fund or Rafferty believes the market price is stale.

b) Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against, changes in the values of commodities, equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Direxion Breakfast Commodities Strategy ETF (Consolidated) was invested in futures contracts as of the period ended October 31, 2022.

c) Risks of Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the fair value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible non-performance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions. The Funds were not invested in any type of options during the period ended October 31, 2022.

d) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds' returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws, accounting and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

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e) Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the Funds after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The Funds do not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

f) Basis for Consolidation – The Direxion Auspice Broad Commodity Strategy ETF may invest up to 25% of its total assets in the Direxion BCS Fund Ltd. ("BCS Fund"). The BCS Fund, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Direxion Auspice Broad Commodity Strategy ETF. The BCS Fund acts as an investment vehicle to facilitate entering into certain investments for the Direxion Auspice Broad Commodity Strategy ETF consistent with the Fund's investment objectives and policies specified in its prospectus and statement of additional information and within the limitation of the U.S. federal tax requirements applicable to regulated investment companies. As of October 31, 2022, the net assets of the Direxion Auspice Broad Commodity Strategy ETF were $297,287,806, of which $51,767,212, or approximately 17.4%, represented the Direxion Auspice Broad Commodity Strategy ETF's ownership of all issued shares and voting rights of the BCS Fund. All intercompany balances, revenues and expenses have been eliminated in consolidation.

The Direxion Breakfast Commodities Strategy ETF may invest up to 25% of its total assets in the Direxion BKT Fund Ltd. ("BKT Fund"). The BKT Fund, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Direxion Breakfast Commodities Strategy ETF. The BKT Fund acts as an investment vehicle to facilitate entering into certain investments for the Direxion Breakfast Commodities Strategy ETF consistent with the Fund's investment objectives and policies specified in its prospectus and statement of additional information and within the limitation of the U.S. federal tax requirements applicable to regulated investment companies. As of October 31, 2022, the net assets of the Direxion Breakfast Commodities Strategy ETF were $6,870,023 of which $712,948 or approximately 10.4%, represented the Direxion Breakfast Commodities Strategy ETF's ownership of all issued shares and voting rights of the BKT Fund. All intercompany balances, revenues and expenses have been eliminated in consolidation.

g) Risks of Investing Commodity-Linked Derivatives – The Direxion Auspice Broad Commodity Strategy ETF and Direxion Breakfast Commodities Strategy ETF, through their investment in their respective subsidiary, may hold commodity-linked derivatives. Commodity-linked derivatives provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in the commodities markets without investing directly in physical commodities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, precious metals, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. The Direxion Auspice Broad Commodity Strategy ETF and Direxion Breakfast Commodities Strategy ETF held commodity-linked derivatives during the period ended October 31, 2022.

h) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for U.S. Federal income tax purposes, with the net sales proceeds.

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41

i) Securities Lending – Each Fund may lend up to 33 1/3% of the value of the securities in their portfolios to approved brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, cash equivalents, or securities issued or guaranteed by the U.S. government. The collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. Government securities held as collateral, net of fee rebates paid to borrower and net of fees paid to the lending agent. The amount of fees depends on a number of factors including the security type and the length of the loan. In addition, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. No more than 99% of the value of any security may be on loan at any time.

As of October 31, 2022, all securities on loan were collateralized by cash and/or U.S. government obligations. The cash received as collateral for securities on loan was invested in money market funds, whose maturities are overnight and continuous, and is disclosed in the Schedules of Investments. The securities on loan in each Fund are also disclosed in the Schedule of Investments. The total value of securities loaned and the value of the invested cash collateral are disclosed in the Statements of Assets and Liabilities. Non-cash collateral consists of U.S. Treasury securities and is not disclosed on the Statements of Assets and Liabilities as its held by the lending agent on behalf of the Funds, and the Funds do not have the ability to sell, reinvest or pledge those securities. Income earned by the Funds from securities lending is disclosed in the Statements of Operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds are contractually indemnified with the securities lending agent. Furthermore, the Funds require the value of the securities loaned to be computed daily at the close of the market and additional collateral be furnished, if required.

As of October 31, 2022, the market value of the securities loaned and the related cash and non-cash collateral received for securities lending were as follows:

Funds	Market Value of Securities Loaned	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Direxion Hydrogen ETF	$3,717,220	$3,681,644	$191,969	$3,873,613
Direxion Moonshot Innovators ETF	5,903,311	6,137,963	—	6,137,963
Direxion Nanotechnology ETF	132,007	142,643	—	142,643
Direxion NASDAQ-100® Equal Weighted Index Shares	12,864,473	12,332,927	1,055,504	13,388,431
Direxion Work From Home ETF	564,151	578,552	—	578,552

j) Federal Income Taxes – Each Fund intends to make the requisite distributions of income and capital gains to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company. Therefore, no provision for U.S. Federal income tax has been made by the Funds.

The Funds may be subject to a nondeductible 4% U.S. excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. The Direxion Auspice Broad Commodity Strategy ETF (Consolidated) paid this excise tax during the year ended October 31, 2022.

k) Income and Expenses – Interest income, including amortization of premiums and discounts, is recognized on an accrual basis. Distributions are recorded on the ex-dividend date.

The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees. Expenses that are not directly attributable to a series are generally allocated among the Trust's series in proportion to their respective average daily net assets. Expenses are charged to the Funds daily. Expenses are computed based on each Fund's respective average daily net assets. For additional discussion on expenses, refer to Note 6.

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l) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

m) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon the occurrence of specified events. The Funds' maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

n) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  INCOME TAX AND DISTRIBUTION INFORMATION

The tax character of distributions paid during the periods ended October 31, 2022 and October 31, 2021 are presented in the following table. The tax character of distributions to shareholders made during the periods may differ from their ultimate characterization for U.S. Federal income tax purposes.

	Year/Period Ended October 31, 2022			Year/Period Ended October 31, 2021
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$45,900,192	$—	$—	$—	$—	$—
Direxion Breakfast Commodities Strategy ETF (Consolidated)[3]	15,661	—	—	—	—	—
Direxion Hydrogen ETF	399,661	—	15,230	127,435	—	—
Direxion Moonshot Innovators ETF	953,134	—	193,011	680,526	—	—
Direxion mRNA ETF[2]	—	—	—	—	—	—
Direxion Nanotechnology ETF[1]	—	—	—	—	—	—
Direxion NASDAQ-100® Equal Weighted Index Shares	17,776,653	1,100,517	—	2,011,608	—	—
Direxion Work From Home ETF	723,713	—	—	1,572,820	—	—

1  Commenced operations on November 23, 2021.

2  Commenced operations on December 9, 2021.

3  Commenced operations on June 1, 2022

At October 31, 2022, the components of accumulated earnings/(losses) on a tax-basis were as follows:

Funds	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Capital Gain	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$—	$7,014,632	$—	$(3,508)	$7,011,124
Direxion Breakfast Commodities Strategy ETF (Consolidated)	33,349	11,824	—	—	45,173
Direxion Hydrogen ETF	(15,237,274)	—	—	(4,033,215)	(19,270,489)

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43

Funds	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Capital Gain	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Moonshot Innovators ETF	$(28,680,156)	$—	$—	$(103,417,417)	$(132,097,573)
Direxion mRNA ETF	(1,068,488)	—	—	(800,186)	(1,868,674)
Direxion Nanotechnology ETF	(405,272)	—	—	(480,207)	(885,479)
Direxion NASDAQ-100® Equal Weighted Index Shares	(125,840,211)	218,735	—	—	(125,621,476)
Direxion Work From Home ETF	(21,138,172)	46,336	—	(4,152,695)	(25,244,531)

1  Other Accumulated Earnings (Losses) consist of capital loss carryover, qualified late year losses and organizational costs.

At October 31, 2022, the aggregate gross unrealized appreciation and depreciation of investments for U.S. Federal income tax purposes were as follows:

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$301,128,639	$—	$—	$—
Direxion Breakfast Commodities Strategy ETF (Consolidated)	6,273,596	33,349	—	33,349
Direxion Hydrogen ETF	41,064,251	166,668	(15,403,942)	(15,237,274)
Direxion Moonshot Innovators ETF	72,586,540	1,297,689	(29,977,845)	(28,680,156)
Direxion mRNA ETF	4,613,097	367,222	(1,435,710)	(1,068,488)
Direxion Nanotechnology ETF	2,019,443	120,159	(525,431)	(405,272)
Direxion NASDAQ-100® Equal Weighted Index Shares	837,884,397	28,431,099	(154,271,310)	(125,840,211)
Direxion Work From Home ETF	60,057,584	3,512,861	(24,651,033)	(21,138,172)

The difference between the book cost of investments and the tax cost of investments is primarily attributable to tax deferral of losses on wash sales and basis adjustments on investments in real estate investment trusts ("REITs").

On the Statements of Assets and Liabilities, the following adjustments were made for permanent tax differences between accounting for total distributable earnings and capital stock under GAAP and tax reporting:

Funds	Total Distributable Earnings (Loss)	Capital Stock
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$(14,745,461)	$14,745,461
Direxion Breakfast Commodities Strategy ETF (Consolidated)	458,402	(458,402)
Direxion Hydrogen ETF	450,312	(450,312)
Direxion Moonshot Innovators ETF	14,156,416	(14,156,416)
Direxion mRNA ETF	1,165	(1,165)
Direxion Nanotechnology ETF	653	(653)
Direxion NASDAQ-100® Equal Weighted Index Shares	(99,306,646)	99,306,646
Direxion Work From Home ETF	(2,179,743)	2,179,743

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2022, the permanent differences primarily relate to tax treatment of redemptions in-kind, non-deductible excise tax paid, net operating losses and the utilization of earnings and profits distributed to shareholders on redemption of shares.

In order to meet certain U.S. excise tax distribution requirements, each Fund is required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, these Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, October 31, 2022.

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44

At October 31, 2022, these Funds deferred, on a tax basis, qualified late year losses of:

Funds	Ordinary Late Year Loss Deferral
Direxion Moonshot Innovators ETF	$48,023
Direxion mRNA ETF	3,624

Under current law, each Fund may carry forward net capital losses indefinitely to use to offset capital gains realized in future years and their character is retained as either short-term and/or long-term.

At October 31, 2022, for U.S. Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains:

Funds	Utilized in Current Year	Unlimited ST	Unlimited LT
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$—	$—	$—
Direxion Breakfast Commodities Strategy ETF (Consolidated)	—	—	—
Direxion Hydrogen ETF	—	3,853,746	179,469
Direxion Moonshot Innovators ETF	—	54,710,113	48,659,281
Direxion mRNA ETF	—	796,562	—
Direxion Nanotechnology ETF	—	480,207	—
Direxion NASDAQ-100® Equal Weighted Index Shares	—	—	—
Direxion Work From Home ETF	—	2,614,600	1,538,095

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and concluded that there is no effect to the Funds' financial positions or results of operations and no tax liability was required to be recorded resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During this period, the Funds did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of October 31, 2022, open U.S. Federal and state income tax years include the tax years ended October 31, 2019 through October 31, 2022. The Funds have no examinations in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

4.  CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES

Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called "Creation Units." The number of shares in a Creation Unit for each respective Fund is as follows:

Fund	Number of shares per Creation Unit
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	50,000	shares
Direxion Breakfast Commodities Strategy ETF (Consolidated)	50,000	shares
Direxion Hydrogen ETF	50,000	shares
Direxion Moonshot Innovators ETF	25,000	shares
Direxion mRNA ETF	25,000	shares
Direxion Nanotechnology ETF	25,000	shares
Direxion NASDAQ-100® Equal Weighted Index Shares	50,000	shares
Direxion Work From Home ETF	25,000	shares

Creation Units of the Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund include both cash and in-kind transactions and are disclosed in detail in the Statements of Changes in Net Assets.

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45

Transaction fees are imposed to cover the costs associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total transaction fee. A fixed transaction fee is paid to the transfer agent and is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each Creation Unit purchased or redeemed is applicable to each creation or redemption transaction and is paid to the Fund. Not all Funds will have a transaction fee associated with capital share activity for the year. Transaction fees received by each Fund are presented in the Capital Share Transaction section of the Statements of Changes in Net Assets.

5.  INVESTMENT TRANSACTIONS

The table below presents each Fund's investment transactions during the period ended October 31, 2022. Purchases represent the aggregate purchases of investments excluding the cost of in-kind purchases, short-term investment purchases, swaps and futures contracts. Sales represent the aggregate sales of investments excluding proceeds from in-kind sales, short-term investments, swaps and futures contracts. Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$—	$—	$—	$—
Direxion Breakfast Commodities Strategy ETF (Consolidated)[3]	—	—	—	—
Direxion Hydrogen ETF	11,840,181	11,977,716	12,814,889	11,171,222
Direxion Moonshot Innovators ETF	84,568,999	84,828,990	17,613,034	54,964,586
Direxion mRNA ETF[2]	5,443,184	2,687,941	2,919,589	—
Direxion Nanotechnology ETF[1]	3,848,043	1,305,958	—	—
Direxion NASDAQ-100® Equal Weighted Index Shares	208,323,922	222,980,434	995,217,738	570,119,233
Direxion Work From Home ETF	33,558,178	31,248,481	1,986,927	34,248,048

1  Represents the period from November 23, 2021 (commencement of operations) to October 31, 2022.

2  Represents the period from December 9, 2021 (commencement of operations) to October 31, 2022.

3  Represents the period from June 1, 2022 (commencement of operations) to October 31, 2022.

There were no purchases or sales of long-term U.S. Government securities in the Funds during the period ended October 31, 2022.

6.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Under an Investment Advisory Agreement between each Adviser and the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund's assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays their respective Adviser an investment advisory fees at an annual rate based on its average daily net assets. These rates are as follows:

Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	0.50%
Direxion Breakfast Commodities Strategy ETF (Consolidated)	0.50%
Direxion Hydrogen ETF	0.40%
Direxion Moonshot Innovators ETF	0.60%
Direxion mRNA ETF	0.60%
Direxion Nanotechnology ETF	0.60%
Direxion NASDAQ-100® Equal Weighted Index Shares	0.30%
Direxion Work From Home ETF	0.40%

Additionally, the Trust has entered into a Management Services Agreement with Rafferty. Under the Management Services Agreement, the Trust pays Rafferty management service fees of 0.026% on the first $10,000,000,000 of the Trust's daily

DIREXION ANNUAL REPORT
46

net assets and 0.024% on assets in excess of $10,000,000,000. This fee compensates Rafferty for performing certain management, administration and compliance functions related to the Trust.

The Funds have entered into an Operating Services Agreement. Under the Operating Services Agreement, Rafferty will pay all the expenses (with certain exceptions such as management fees, Rule 12b-1 fees and swap financing and related costs) of the Funds in exchange for a fee calculated based on the following rates multiplied by the respective average daily net assets of each Fund.

Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	0.20%
Direxion Breakfast Commodities Strategy ETF (Consolidated)	0.20%
Direxion Hydrogen ETF	0.05%
Direxion Moonshot Innovators ETF	0.05%
Direxion mRNA ETF	0.05%
Direxion Nanotechnology ETF	0.05%
Direxion NASDAQ-100® Equal Weighted Index Shares	0.05%
Direxion Work From Home ETF	0.05%

The Board has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to charge an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees were charged by any Fund.

7.  FAIR VALUE MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' investments at October 31, 2022:

	Asset Class
	Level 1
Funds	Common Stocks	Short Term Investments	Futures Contracts*
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$—	$301,128,639	$—
Direxion Breakfast Commodities Strategy ETF (Consolidated)	—	6,273,596	33,349
Direxion Hydrogen ETF	21,924,836	3,905,853	—
Direxion Moonshot Innovators ETF	37,581,309	6,325,075	—
Direxion mRNA ETF	3,544,518	91	—
Direxion Nanotechnology ETF	1,612,764	144,050	—
Direxion NASDAQ-100® Equal Weighted Index Shares	698,843,182	13,201,004	—
Direxion Work From Home ETF	38,265,373	654,039	—

For further detail on each asset class, see each Fund's Schedule of Investments.

*  Futures contracts and total return swap contracts are valued at the unrealized appreciation/(depreciation).

The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used

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47

to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

8.  VALUATION OF DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund's financial position and results of operations.

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of October 31, 2022, certain Funds were invested in futures contracts. At October 31, 2022, the fair values of derivative instruments, by primary risk, were as follows:

	Asset Derivatives
Futures Contracts* Fund	Commodity Risk	Total
Direxion Breakfast Commodities Strategy ETF (Consolidated)	$33,349	$33,349

*  Cumulative appreciation(depreciation) of futures contracts as reported in the Schedule of Investments.

  Only current day's variation margin, if any, is reported in the Statements of Assets and Liabilities.

Transactions in derivative instruments during the period ended October 31, 2022, by primary risk, were as follows:

		Net Realized Gain (Loss)[1]	Net Unrealized Appreciation (Depreciation)[2]
Fund		Commodity Risk	Commodity Risk
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Futures Contracts	$27,202,526	$(15,322,256)
Direxion Breakfast Commodities Strategy ETF (Consolidated)	Futures Contracts	(461,604)	33,349

1  Statements of Operations location: Net realized gain (loss) on futures contracts.

2  Statements of Operations location: Change in net unrealized appreciation (depreciation) on futures contracts.

For the period ended October 31, 2022, the volume of the derivatives held by the Funds was as follows:

Quarterly Average Gross Notional Amounts
Long Futures Contracts
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$151,829,474
Direxion Breakfast Commodities Strategy ETF (Consolidated)	4,430,439

The Funds utilize this volume of derivatives in order to meet the investment objectives of each respective Fund.

9.  PRINCIPAL RISKS

Below are some of the principal risks of investing in the Funds. Please refer to the Funds' prospectus for a full discussion.

Sector Concentration Risk – The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

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48

Daily Index Correlation/Tracking Risk – A number of factors may affect a Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund's correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds' ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Derivatives Risk – The Fund's investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund's other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions.

In addition, the Fund's investments in derivatives are subject to the following risks:

•  Futures Contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. Futures contracts are subject to liquidity risks; there may not be a liquid secondary market for the futures contracts and the Fund may not be able to enter into a closing transaction. Exchanges may also limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability of the Fund to implement its leveraged investment strategy. Futures markets are highly volatile and the use of futures may increase the Fund's volatility. Futures contracts are also subject to leverage risk.

Foreign Securities Risk – Investments in foreign securities directly or indirectly through investments in exchange traded funds which track foreign securities involve greater risks than investing in domestic securities. As a result, the Funds' returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws, accounting and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

Currency Exchange Rate Risk – Changes in foreign currency exchange rates will affect the value of the Fund's investments in securities denominated in a country's currency. Generally, when the U.S. Dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country's government or banking authority also will have a significant impact on the value of any investments denominated in that currency. If the Fund is exposed to a limited number of currencies, any change in the value of these currencies could have a material impact on the Fund's net asset value.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Adviser. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.

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Market Disruption Risk – Geopolitical and other events, including public health crises and natural disasters, have recently led to increased market volatility and significant market losses. Significant market volatility and market downturns may limit a Fund's ability to sell securities and the Fund's sales may exacerbate the market volatility and downturn. Under such circumstances, a Fund may have difficulty achieving its investment objective for one or more trading days, which may adversely impact the Fund's returns on those days and periods inclusive of those days. Alternatively, the Fund may incur higher costs in order to achieve its investment objective and may be forced to purchase and sell securities (including other ETFs' shares) at market prices that do not represent their fair value (including in the case of an ETF, its net asset value) or at times that result in differences between the price the Fund receives for the security and the market closing price of the security. Under those circumstances, the Fund's ability to track its index is likely to be adversely affected, the market price of Fund shares may reflect a greater premium or discount to net asset value, and bid-ask spreads in the Fund's shares may widen, resulting in increased transaction costs for secondary market purchasers and sellers. The Fund may also incur additional tracking error due to the use of other securities that are not perfectly correlated to the Fund's index.

The recent pandemic spread of the novel coronavirus known as COVID-19 has proven to be a market disrupting event. The impact of this virus, like other pandemics that may arise in the future, has negatively affected and may continue to negatively affect the economies of many nations, companies and the global securities and commodities markets, including by reducing liquidity in the markets. Adverse effects may be more pronounced for developing or emerging market countries that have less established health care systems. How long such events will last and whether they will continue or recur cannot be predicted.

10.  SUBSEQUENT EVENTS

Management has performed an evaluation of subsequent events through the date of the financial statements were issued and has determined that no items require recognition or disclosure besides those noted below.

On December 19, 2022, certain Funds declared income distributions with an ex-date of December 20, 2022 and payable date of December 28, 2022. The specific Funds and per share amounts of the distributions are listed below.

Funds	Per Share Income Distribution
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$0.86080
Direxion Breakfast Commodities Strategy ETF (Consolidated)	0.13600
Direxion Hydrogen ETF	0.02056
Direxion Nanotechnology ETF	0.00358
Direxion NASDAQ-100® Equal Weighted Index Shares	0.25014
Direxion Work From Home ETF	0.08898

DIREXION ANNUAL REPORT
50

Direxion Shares ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of Direxion Auspice Broad Commodity Strategy ETF (Consolidated), Direxion Breakfast Commodities Strategy ETF (Consolidated), Direxion Hydrogen ETF, Direxion Moonshot Innovators ETF, Direxion mRNA ETF, Direxion Nanotechnology ETF, Direxion NASDAQ-100® Equal Weighted Index Shares, Direxion Work From Home ETF and the Board of Trustees of Direxion Shares ETF Trust.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Direxion Auspice Broad Commodity Strategy ETF (Consolidated), Direxion Breakfast Commodities Strategy ETF (Consolidated), Direxion Hydrogen ETF, Direxion Moonshot Innovators ETF, Direxion mRNA ETF, Direxion Nanotechnology ETF, Direxion NASDAQ-100® Equal Weighted Index Shares and Direxion Work From Home ETF (collectively referred to as the "Funds") (eight of the funds constituting Direxion Shares ETF Trust (the "Trust")), including the schedules of investments, as of October 31, 2022, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (eight of the funds constituting Direxion Shares ETF Trust) at October 31, 2022, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the Direxion Shares ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Direxion Auspice Broad Commodity Strategy ETF (Consolidated) Direxion NASDAQ-100® Equal Weighted Index Shares	For the year ended October 31, 2022	For each of the two years in the period ended October 31, 2022	For each of the five years in the period ended October 31, 2022
Direxion Work From Home ETF	For the year ended October 31, 2022	For each of the two years in the period ended October 31, 2022	For each of the two years in the period ended October 31, 2022 and the period from June 25, 2020 (commencement of operations) through October 31, 2020
Direxion Hydrogen ETF	For the year ended October 31, 2022	For the year ended October 31, 2022 and the period from March 25, 2021 (commencement of operations) through October 31, 2021
Direxion Moonshot Innovators ETF	For the year ended October 31, 2022	For the year ended October 31, 2022 and the period from November 12, 2020 (commencement of operations) through October 31, 2021
Direxion Breakfast Commodities Strategy ETF (Consolidated)	For the period from June 1, 2022 (commencement of operations) through October 31, 2022
Direxion mRNA ETF	For the period from December 9, 2021 (commencement of operations) through October 31, 2022
Direxion Nanotechnology ETF	For the period from November 23, 2021 (commencement of operations) through October 31, 2022

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51

Direxion Shares ETF Trust

Report of Independent Registered Public Accounting Firm

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on each of the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022, by correspondence with the custodian, broker and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the Direxion investment companies since 2001.

Minneapolis, Minnesota
December 22, 2022

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52

Direxion Shares ETF Trust

Supplemental Information (Unaudited)

Federal Tax Status of Dividends Declared during the Tax Year

For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentage of ordinary income distribution designated as qualifying for the corporate dividend received deduction ("DRD"), the individual qualified dividend rate ("QDI"), the qualified interest income rate ("QII"), and the qualified short-term gain rate ("QSTG") is presented below.

Funds	DRD	QDI	QII	QSTG
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	0.00%	0.00%	0.00%	0.00%
Direxion Breakfast Commodities Strategy ETF (Consolidated)	0.00%	0.00%	0.00%	0.00%
Direxion Hydrogen ETF	10.95%	10.95%	0.00%	0.00%
Direxion Moonshot Innovators ETF	13.48%	13.48%	0.00%	0.00%
Direxion mRNA ETF	0.00%	0.00%	0.00%	0.00%
Direxion Nanotechnology ETF	0.00%	0.00%	0.00%	0.00%
Direxion NASDAQ-100® Equal Weighted Index Shares	39.63%	39.63%	0.00%	75.26%
Direxion Work From Home ETF	92.90%	92.90%	0.00%	0.00%

The Funds are designating as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended October 31, 2022. To the extent necessary to fully distribute such capital gain, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.

Pursuant to Internal Revenue Code Section 853, the Direxion Hydrogen ETF elects to pass-through to shareholders the credit for taxes paid for foreign countries, which may be less than the actual amount paid for financial statement purposes. For the tax year ended October 31, 2022, the amount of Foreign Source Income is $0.23948309 per share and the amount of Foreign Tax Passthrough is $0.03607525 per share.

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

DIREXION ANNUAL REPORT
53

Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement (Unaudited)

Provided below is a summary of certain of the factors the Board of Trustees (the "Board") of the Direxion Shares ETF Trust (the "Trust"), including the trustees who are not "interested persons" as defined in the Investment Company Act of 1940, (the "Independent Trustees"), considered in approving the Investment Advisory Agreement (the "Agreement") between Rafferty Asset Management, LLC (the "Adviser") and the Trust, on behalf of the Direxion Breakfast Commodities Strategy ETF at the February 9, 2022 meeting, a series of the Trust (the "Fund"). The Board, including the trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 Act, as amended (the "Independent Trustees"), unanimously approved the Agreement on behalf of the Fund. The Board, including the Independent Trustees, determined that the terms of the Agreement for the Fund were fair and reasonable and in the best interests of shareholders.

The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight or importance to different factors. The Board considered, among others, the following factors to the extent applicable: (1) the nature, extent, and quality of the services to be provided; (2) the projected profitability to the Adviser based upon its services to be provided to the Fund; (3) the extent to which economies of scale might be realized as the Fund grows; (4) whether fee levels reflect these economies of scale, if any, for the benefit of the Fund's shareholders; (5) comparisons of services and fees with contracts entered into by the Adviser with other clients (such as institutional investors), if any; and (6) other benefits anticipated to be derived and identified by the Adviser from its relationship with the Fund.

Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the services to be provided under the Agreement by the Adviser. Based on written materials received, a presentation from senior representatives of the Adviser and a discussion with the Adviser about its personnel, operations and financial condition, the Board considered the quality of the services provided by the Adviser under the Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the Fund, as well as the capacity and integrity of the Adviser's senior management and staff. The Board noted that the Adviser has provided services to the Trust since its inception date and has developed an expertise in managing funds with investment strategies similar to the Fund. The Board considered the Adviser's representation that it has the financial resources and appropriate staffing to manage the Fund and to meet its fee waiver and expense obligations thereto. The Board considered that the Adviser will oversee all aspects of the operation of the Fund, including oversight of the Fund's service providers, and provide compliance services to the Fund. The Board observed that because the Fund had not commenced operations, it did not have any prior performance history. Under the totality of the circumstances, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services to be provided by the Adviser to the Fund under the Agreement were fair and reasonable.

Costs of Services Provided to the Fund and Profits Realized. The Board considered the fairness and reasonableness of the investment advisory fee rate to be paid to the Adviser by the Fund, including in light of the investment advisory services to be provided by the Adviser. The Board considered the fees to be paid to the Adviser on an annual basis, including as limited by the Operating Services Agreement. The Board considered the proposed advisory fee rate and net expense ratio for the Fund was similar to those of comparable exchange-traded funds and to those of similar series of the Trust.

The Board further considered the overall profitability of the Adviser's investment business and, because the Fund had not commenced operations and the Adviser had no profit data related to the Fund, the Board considered the break-even analysis provided by the Adviser for the Fund. The Board considered the significant drivers of cost for the Adviser including, but not limited to, intellectual capital, portfolio rebalancing, regulatory compliance, and entrepreneurial risk. Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services to be provided and any profits that may be realized under the Agreement was not excessive.

Economies of Scale. The Board considered whether economies of scale may be realized by the Fund as it grows larger and the extent to which any such economies of scale are reflected in contractual fee rates. Noting that the Fund had not yet commenced operations and did not yet have any assets, the Board concluded that economies of scale were not a material factor for the Board to consider in approving the Agreement.

Other Benefits. The Board considered the Adviser's representation that its relationship with the Fund may enable it to attract assets to the other funds. The Board also considered that the Adviser's overall business with brokerage firms may allow it to negotiate lower commission rates and get better execution for all of its portfolio trades. Based on these and

DIREXION ANNUAL REPORT
54

Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement (Unaudited)

other considerations, the Board determined that such benefits to the Adviser would likely not be material and, overall, would be reasonable.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from counsel discussing the legal standards applicable to its consideration of the Agreement. Based on its review, including consideration of each of the factors referenced above, and its consideration of information received throughout the year from the Adviser, the Board determined, in the exercise of its business judgment, that the advisory arrangements, as outlined in the Agreement, were fair and reasonable in light of the services performed, or to be performed, expenses incurred, or to be incurred and such other matters as the Board considered relevant.

DIREXION ANNUAL REPORT
55

Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement (Unaudited)

Consistent with the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Trustees (the "Board") of the Direxion Shares ETF Trust (the "ETF Trust") annually considers the renewal of the Investment Advisory Agreement (the "Agreement") between Rafferty Asset Management, LLC (the "Adviser") and the ETF Trust, on behalf of the Direxion Auspice Broad Commodity Strategy ETF, along with its wholly owned subsidiary, the Direxion BCS Fund, Ltd., Direxion Hydrogen ETF, Direxion Moonshot Innovators ETF, Direxion NASDAQ-100® Equal Weighted Index Shares and the Direxion Work From Home ETF, each a series of the ETF Trust. The Agreement is initially approved for a two-year period and must be renewed yearly thereafter to remain in effect. Each series of the ETF Trust is referred to herein as a "Fund" and collectively as the "Funds."

At a meeting held on August 18, 2022, the Board, including the trustees who are not "interested persons" of the Trust as defined in the 1940 Act (the "Independent Trustees"), unanimously approved the renewal of the Agreement on behalf of the Funds. The Independent Trustees had previously considered information pertaining to the renewal of the Agreement outside the presence of the Adviser's representatives and Fund management in executive sessions held on August 4, 2022 and August 18, 2022.

In considering whether to renew the Agreement, the Board requested, and the Adviser provided, information that the Board and Adviser believed to be reasonably necessary to evaluate the Agreement. Among other information, the Board obtained and reviewed the following:

•  Detailed information regarding the advisory services provided by the Adviser to the Funds;

•  The Adviser's Form ADV;

•  Information regarding the professional qualifications of those employees primarily responsible for providing services to the Funds;

•  Information regarding each component of the contractual advisory fee rates for the prior fiscal year;

•  Information regarding advisory fees earned and waivers made by the Adviser in connection with providing services to the Funds for the prior fiscal year or since inception, if shorter;

•  Information regarding fees paid to the Adviser under, and an evaluation of the services provided per, the Management Services Agreement for the prior fiscal year as separate and distinct from the fees paid and the services provided under the Agreement;

•  Performance information;

•  Comparative industry fee data, including peer group comparisons;

•  Information regarding the consolidated financial condition of the Adviser and the profitability of each Fund to the Adviser;

•  Information regarding how the Adviser monitors the Funds' compliance with regulatory requirements and ETF Trust procedures.

The Board considered that, with respect to most Funds, they had also received information relevant to their annual review of the Agreement since the Fund's inception and, most recently, throughout the past year at regular Board meetings in connection with their oversight of the Funds, including information bearing on the Funds' service provider arrangements and performance results. In addition, the Board received a memorandum from counsel regarding its responsibilities with respect to the approval of the Agreement and participated in a question and answer session with representatives of the Adviser. The Board carefully evaluated the relevant information and the Independent Trustees were advised by legal counsel with respect to their deliberations.

The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight or importance to different factors. For each Fund, the Board considered, among other matters, the following factors to the extent applicable: (1) the nature, extent, and quality of the services provided; (2) the investment performance; (3) the profitability of the Fund and the advisory business to the Adviser; (4) the extent to which economies of scale might be realized as the Fund grows and whether fee levels reflect these economies of scale, if any, for the benefit of the Fund's shareholders; (5) comparisons of services and fees with contracts entered into by the Adviser with other clients (such as institutional investors), if any; and (6) other benefits derived or anticipated to be derived by the Adviser from its relationship with the Fund.

DIREXION ANNUAL REPORT
56

Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement (Unaudited)

Nature, Extent and Quality of Services Provided. The Board reviewed, among other matters, the Adviser's business, assets under management, financial resources and capitalization, quality and quantity of personnel, investment and related experience, the variety and complexity of its investment strategies, brokerage practices, the adequacy of its compliance systems and processes, and its reinvestment in each of these areas of the business. The Board reviewed the scope of services provided, and to be provided by the Adviser under the Agreement and noted there would be no significant differences between the scope of services provided by the Adviser in the past year and those to be provided in the upcoming year. The Board also considered the Adviser's representation to the Board that it would continue to provide investment and related services that are of materially the same quality as the services that have been provided to the Funds in the past, and it considered whether those services remain appropriate in scope and extent in light of the Funds' operations, the competitive landscape of the investment company business and investor needs.

The Board focused on the quality of the Adviser's personnel and operations and the systems and processes required to manage the Funds effectively, noting that such personnel, systems and processes may not be present at other investment advisers. The Board considered, as applicable: (1) the Adviser's success in achieving each Fund's investment objective; (2) differences between managing leveraged and non-leveraged portfolios, which include developing index optimization and representative sampling investment strategies as well as specialized skills for trading complex financial instruments; (3) the Adviser's ability to manage the Funds in a tax efficient manner; and (4) the size, professional experience and skills of the Adviser's portfolio management staff and the Adviser's ability to recruit, train and retain personnel with the relevant experience and expertise necessary to manage the Funds. The Board considered that the Adviser oversees all aspects of the operation of the relevant Funds, including oversight of the Funds' service providers, and provides compliance services to the Funds.

Comparison of Advisory Services and Fees. The Board considered the fairness and reasonableness of the investment advisory fee rate payable to the Adviser by each Fund in light of the investment advisory services provided by the Adviser. The Board further considered the fairness and reasonableness of the investment advisory fee rate payable to the Adviser by each Fund in light of fee rates paid by other investment companies offering strategies similar in nature to the Fund. In this regard, the Board reviewed information prepared by the Adviser, using data provided by Morningstar, Inc., to compare the Funds' actual advisory fee rates, and gross and net total expenses with those of other funds with common key characteristics, such as asset size, investment objective or industry focus ("Peer Group"). The Board noted the difficulty in compiling a broad and diverse Peer Group because, by design, each Fund is unique and, therefore, few (if any) fund complexes have funds with substantially similar investment objectives and operations. They noted that an independent consultant had reviewed the Adviser's peer selection methodology and each Fund's resulting peers and determined that the methodology was reasonable and well within industry standards.

The Board noted that the comparison reports included the contractual advisory fee and net and gross total expense ratios for each Fund and each Peer Group fund. The Board considered that the Adviser had agreed to limit the total expenses of the Funds (subject to certain exclusions) for the next year by contractually agreeing to pay certain expenses of the Funds under a separate Operating Services Agreement.

Performance of the Funds. The Board focused on the correlation of each Fund's return to the model performance return, for the periods ending June 30, 2022 and June 30, 2021 or since inception if a Fund did not have two full years of operations. In this regard, the Board considered each Fund's daily returns versus model returns ("Tracking Difference"), the standard deviation of the Tracking Differences ("Tracking Error"), and a tracking analysis provided by the Adviser. The Board also reviewed the total return of each Fund for the one-year or, if shorter, since inception period ended June 30, 2022. The Board considered reports provided to it in anticipation of the meeting, as well as performance reports provided at regular Board meetings throughout the year. The Board noted that the correlation of returns for each Fund to its model performance was generally within expected ranges during the reviewed periods. The Board considered that, given the investment objectives of the Funds, the correlation of each such Fund's performance with the model performance and/or Tracking Error were more meaningful indicia of the quality of the Adviser's management than a Fund's total return.

Costs of Services Provided to the Funds and Profits Realized by the Adviser. The Board reviewed information regarding the profitability of the Adviser based on the fee rates payable under the Agreement. The Board considered the profitability of each Fund and the overall profitability of the Adviser, as reflected in the Adviser's profitability analysis, as well as information provided by the Adviser concerning the methodology used to allocate various expenses. The Board also

DIREXION ANNUAL REPORT
57

Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement (Unaudited)

considered significant drivers of cost for the Adviser including, but not limited to, intellectual capital, the dedication of personnel resources to portfolio management activities, regulatory compliance, and entrepreneurial risk. The Board further considered a report on other investment advisers' profitability, which was compiled using publicly available information. The Board recognized that it is difficult to compare profitability among investment advisory firms because certain information is not publicly available. Further, to the extent such information is available with respect to certain advisers, the Board acknowledged that it is often affected by numerous factors, including the nature of a firm's fund shareholder base, the structure of the adviser and its tax status, the types of funds it manages, its business mix, assumptions regarding allocations and the reporting of operating profits and net income net (rather than gross) of distribution and marketing expenses.

Economies of Scale. The Board considered the asset levels of the Funds and the fact that the size of the Funds is relatively low and assets may fluctuate significantly, and that these facts make economies of scale elusive.

Other Benefits. The Board considered indirect and "fall-out" benefits that the Adviser or its affiliates may derive from their relationship to the Funds. Such benefits include the Adviser's ability to leverage its investment management personnel or infrastructure to manage other accounts. In this regard, the Board noted that the Funds pay a fee to the Adviser under the Management Services Agreement.

Conclusion. Based on, but not limited to, the above considerations, the Board, including the Independent Trustees, determined that the Agreement for the Funds is fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Adviser's expenses and such other matters as the Board considered relevant in the exercise of its business judgment. Accordingly, the Board concluded that the continuation of the Agreement was in the best interests of the shareholders of the Funds. On this basis, the Board unanimously voted in favor of the renewal of the Agreement.

DIREXION ANNUAL REPORT
58

Direxion Shares ETF Trust

Board Review of Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Direxion Shares ETF Trust (the "Trust"), on behalf of each series of the Trust (the "Funds"), established a liquidity risk management program (the "Liquidity Program") to assess and manage each Fund's liquidity risk, which is the risk that a Fund is unable to meet investor redemption requests without significantly diluting the remaining investors' interests in the Fund.

At its November 18, 2022 meeting, the Board of Trustees (the "Board") of the Trust reviewed the Liquidity Program. The Board has appointed Rafferty Asset Management, LLC, the investment advisor to the Funds, as the Liquidity Program administrator. At the meeting, Rafferty Asset Management, LLC provided the Board with a written report that addressed the operation of the Funds' Liquidity Program and assessed the adequacy and effectiveness of the implementation of the Liquidity Program (the "Report"). The Report covered the period from November 1, 2021 through October 31, 2022 (the "Report Period"). The Report noted the following:

•  The Liquidity Program supported each Fund's ability to meet redemption requests timely;

•  The Liquidity Program supported Rafferty Asset Management, LLC's management of each Fund's liquidity, including during periods of market volatility and net redemptions;

•  No material liquidity issues were identified during the report period;

•  There was one material change to the Liquidity Program during the Report Period to adjust each Fund's liquidity parameters to reflect more accurately each Fund's redemption activity; and

•  The Liquidity Program operated adequately during the report period.

The Report also described the Liquidity Program's liquidity classification methodology for categorizing a Fund's investment (including derivative transactions) into one of four liquidity buckets as required by the Liquidity Rule. The Report stated that the Liquidity Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

There can be no assurance that the Liquidity Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks.

DIREXION ANNUAL REPORT
59

Direxion Shares ETF Trust

Trustees and Officers (Unaudited)

The business affairs of the Funds are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The report includes additional information about the Funds' Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustee

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 54	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2008	Chief Executive Officer, Rafferty Asset Management, LLC, from 2021 – September 2022; Managing Director, Rafferty Asset Management, LLC, January 1999 – January 2019.	144	None.
Angela Brickl(2) Age: 46	Trustee	Lifetime of Trust until removal or resignation; Since 2022	President, Rafferty Asset Management, LLC, from September 2022; Chief Operating Officer, Rafferty Asset Management, LLC, May 2021 – September 2022; General Counsel, Rafferty Asset Management LLC, since October 2010; Chief Compliance Officer, Rafferty Asset Management, LLC, since September 2012.	144	None.

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
David L. Driscoll Age: 53	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Partner, King Associates, LLP, since 2004; Board Advisor, University Common Real Estate, since 2012; Principal, Grey Oaks LLP since 2003; Member, Kendrick LLC, since 2006.	144	None.

(1)  Mr. O'Neill is affiliated with Rafferty and Direxion. Mr. O'Neill owns a beneficial interest in Rafferty.

(2)  Ms. Brickl is affiliated with Rafferty because she serves as an officer of Rafferty.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 87 of the 134 funds registered with the SEC and the Direxion Funds which, as of the date of this report, offers for sale to the public 10 funds registered with the SEC.

DIREXION ANNUAL REPORT
60

Direxion Shares ETF Trust

Trustees and Officers (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Jacob C. Gaffey Age: 74	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Loomis & Co. since 2012; Partner, Bay Capital Advisors, LLC 2008 – 2012.	144	None.
Henry W. Mulholland Age: 59	Trustee	Lifetime of Trust until removal or resignation; Since 2017	Grove Hill Partners LLC, since 2016 as Managing Partner; Bank of America Merrill Lynch, 1990 – 2015, most recently as Managing Director and Head of Equities for Americas.	144	None.
Kathleen M. Berkery Age: 55	Trustee	Lifetime of Trust until removal or resignation; Since 2019	Chief Financial Officer, Student Sponsor Partners, since November 2021; Senior Manager – Trusts & Estates, Rynkar, Vail & Barrett, LLC, since 2018; Financial Advisor, Lee, Nolan & Koroghlian Life Planning Group, 2010 – 2017.	144	None.
Carlyle Peake Age: 51	Trustee	Lifetime of Trust until removal or resignation; Since 2022	Head of US & LATAM Debt Syndicate, BBVA Securities, Inc., since 2011.	144	None.
Mary Jo Collins Age: 66	Trustee	Lifetime of Trust until removal or resignation; Since 2022	Managing Director, Imperial Capital LLC, since 2020; Director, Royal Bank of Canada, 2014 – 2020.	144	None.

(2)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 87 of the 134 funds registered with the SEC and the Direxion Funds which, as of the date of this report, offers for sale to the public 10 funds registered with the SEC.

DIREXION ANNUAL REPORT
61

Direxion Shares ETF Trust

Trustees and Officers (Unaudited)

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual's business address is 1301 Avenue of the Americas, 28th Floor, New York, New York 10019. As of the date of this report, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Principal Officers of the Trust

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Angela Brickl Age: 46	President Chief Compliance Officer	One Year; Since 2022 One Year; Since 2018
			President, Rafferty Asset Management, LLC, from September 2022; Chief Operating Officer, Rafferty Asset Management, LLC, May 2021 – September 2022; General Counsel, Rafferty Asset Management LLC, since October 2010; Chief Compliance Officer, Rafferty Asset Management, LLC, since September 2012.	N/A	N/A
Patrick J. Rudnick Age: 49	Principal Executive Officer	One Year; Since 2018	Senior Vice President, since March 2013, Rafferty Asset Management, LLC; Senior Vice President, since November 2017, Direxion Advisors, LLC.	N/A	N/A
Corey Noltner Age: 33	Principal Financial Officer	One Year; Since 2021	Senior Business Analyst, Rafferty Asset Management, LLC, since October 2015.	N/A	N/A
Alyssa Sherman Age: 33	Secretary	One Year; Since 2022	Associate General Counsel, Rafferty Asset Management, LLC, since April 2021; Associate, K&L Gates LLP, September 2015 – March 2021.	N/A	N/A

(1)  Ms. Brickl serves on the Board of Trustees of the Direxion Funds and Direxion Shares ETF Trust.

(2)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this SAI, offers for sale to the public 87 of the 134 funds registered with the SEC and the Direxion Funds which, as of the date of this SAI, offers for sale to the public 10 funds registered with the SEC.

DIREXION ANNUAL REPORT
62

ANNUAL REPORT OCTOBER 31, 2022

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  (800) 851-0511  www.direxioninvestments.com

Investment Advisers

Rafferty Asset Management, LLC
Direxion Advisors, LLC
1301 Avenue of the Americas (6th Ave.), 28th Floor
New York, NY 10019

Administrator

U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Transfer Agent, Custodian & Index Receipt Agent

The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP
700 Nicollet Mall, Suite 500
Minneapolis, MN 55402

Distributor

Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

The Trust's Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC's website at www.sec.gov.

Each Fund's premium/discount information is available free of charge on the Funds' websites or by calling (800) 851-8511 or (833) 547-4417.

The Trust files complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Funds' Part F of Form N-PORT (and Form N-Q prior to April 30, 2019) is available on the SEC's website at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

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66

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•  Account applications or other forms on which you provide information,

•  Mail, e-mail, the telephone and our website, and

•  Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•  As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•  We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders' nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the Annual Report.

DIREXION ANNUAL REPORT

(b) Not applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Kathleen M. Berkery is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant. The table presents aggregate fees billed to the registrant and reflected in the financial statements of the report to shareholders.

	FYE 10/31/2022	FYE 10/31/2021
(a) Audit Fees	$1,495,000	$1,337,879
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$573,588	$442,250
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentages of fees billed by Ernst & Young LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2022	FYE 10/31/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2022	FYE 10/31/2021
Registrant	None	None
Registrant’s Investment Adviser	None	None

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i)  Not applicable

(j)  Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Shares ETF Trust

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Executive Officer

Date	12/29/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Executive Officer

Date	12/29/2022

By (Signature and Title)	/s/ Corey Noltner
Corey Noltner, Principal Financial Officer

Date	12/29/2022